UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

BRIGHTHOUSE FUNDS TRUST II

(Exact name of registrant as specified in charter)

One Financial Center

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Alan R. Otis ------------------------- Brighthouse Investment Advisers, LLC One Financial Center Boston, Massachusetts 02111	Brian McCabe, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199

Registrant’s telephone number, including area code: (980) 949-5114

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 to September 30, 2018

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Brighthouse Funds Trust II

Schedule of Investments
September 30, 2018

Brighthouse Funds Trust II

Schedule of Investments as of September 30, 2018 (Unaudited)

Baillie Gifford International Stock Portfolio	BHFTII-1
BlackRock Bond Income Portfolio	BHFTII-6
BlackRock Capital Appreciation Portfolio	BHFTII-50
BlackRock Ultra-Short Term Bond Portfolio	BHFTII-55
Brighthouse/Artisan Mid Cap Value Portfolio	BHFTII-58
Brighthouse/Dimensional International Small Company Portfolio	BHFTII-62
Brighthouse/Wellington Balanced Portfolio	BHFTII-101
Brighthouse/Wellington Core Equity Opportunities Portfolio	BHFTII-132
Brighthouse Asset Allocation 20 Portfolio	BHFTII-136
Brighthouse Asset Allocation 40 Portfolio	BHFTII-137
Brighthouse Asset Allocation 60 Portfolio	BHFTII-138
Brighthouse Asset Allocation 80 Portfolio	BHFTII-139
Frontier Mid Cap Growth Portfolio	BHFTII-140
Jennison Growth Portfolio	BHFTII-145
Loomis Sayles Small Cap Core Portfolio	BHFTII-150
Loomis Sayles Small Cap Growth Portfolio	BHFTII-157
MetLife Aggregate Bond Index Portfolio	BHFTII-162
MetLife Mid Cap Stock index Portfolio	BHFTII-179
MetLife Stock Index Portfolio	BHFTII-188
MetLife MSCI EAFE® Index Portfolio	BHFTII-198
MetLife Russell 2000® Index Portfolio	BHFTII-210
MFS® Total Return Portfolio	BHFTII-231
MFS® Value Portfolio	BHFTII-246
Neuberger Berman Genesis Portfolio	BHFTII-251
T. Rowe Price Large Cap Growth Portfolio	BHFTII-255
T. Rowe Price Small Cap Growth Portfolio	BHFTII-262
Van Eck Global Natural Resources Portfolio	BHFTII-270
Western Asset Management Strategic Bond Opportunities Portfolio	BHFTII-274
Western Asset Management U.S. Government Portfolio	BHFTII-299
Notes to Schedule of Investments	BHFTII-306

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Argentina—2.7%
MercadoLibre, Inc. (a)	155,633	$52,988,368

Australia—1.4%
Cochlear, Ltd.	140,697	20,520,843
Seek, Ltd.	421,538	6,301,114

		26,821,957

Brazil—1.2%
Itau Unibanco Holding S.A. (ADR) (a)	1,164,057	12,781,346
Kroton Educacional S.A.	3,920,400	11,066,487

		23,847,833

Canada—4.4%
Constellation Software, Inc.	42,571	31,306,403
Fairfax Financial Holdings, Ltd.	74,426	40,434,871
Ritchie Bros. Auctioneers, Inc.	348,653	12,596,833

		84,338,107

China—2.0%
Alibaba Group Holding, Ltd. (ADR) (b)	151,626	24,981,900
Ctrip.com International, Ltd. (ADR) (b)	339,611	12,623,341

		37,605,241

Denmark—3.5%
DSV A/S	379,662	34,500,168
Novozymes A/S - B Shares	352,547	19,311,868
Pandora A/S	216,515	13,534,758

		67,346,794

Finland—2.3%
Kone Oyj - Class B	544,802	29,085,363
Sampo Oyj - A Shares	307,017	15,884,590

		44,969,953

France—4.7%
Danone S.A.	240,476	18,616,831
Edenred	859,539	32,722,668
Essilor International Cie Generale d’Optique S.A.	116,459	17,220,767
Legrand S.A.	314,523	22,902,478

		91,462,744

Germany—8.5%
Brenntag AG	229,696	14,177,168
Continental AG	65,295	11,366,271
Deutsche Boerse AG	356,609	47,780,337
MTU Aero Engines AG	97,682	22,003,589
SAP SE	442,830	54,499,686
Scout24 AG s	311,673	14,532,622

		164,359,673

Hong Kong—4.5%
AIA Group, Ltd.	4,011,200	35,838,980
Hang Seng Bank, Ltd.	887,300	23,967,556

Security Description	Shares	Value

Hong Kong—(Continued)
Hong Kong Exchanges and Clearing, Ltd.	948,000	$26,937,307

		86,743,843

India—0.9%
Housing Development Finance Corp., Ltd.	707,118	17,066,026

Ireland—5.0%
CRH plc	750,371	24,536,123
James Hardie Industries plc	838,564	12,661,424
Kingspan Group plc	580,933	27,059,611
Ryanair Holdings plc (ADR) (a)(b)	336,377	32,305,647

		96,562,805

Japan—11.8%
Denso Corp.	408,500	21,567,125
FANUC Corp.	83,500	15,746,405
Japan Exchange Group, Inc.	2,075,400	36,165,133
Nidec Corp.	186,600	26,851,260
Shimano, Inc.	174,100	28,059,960
SMC Corp.	77,400	24,778,106
Sony Corp.	408,000	25,021,683
Sumitomo Mitsui Trust Holdings, Inc.	564,900	23,247,491
Toyota Tsusho Corp.	726,200	27,417,614

		228,854,777

Netherlands—1.4%
Heineken Holding NV	293,462	26,572,926

Panama—1.0%
Copa Holdings S.A. - Class A	242,804	19,385,471

Peru—1.2%
Credicorp, Ltd.	102,148	22,787,176

Russia—0.6%
Magnit PJSC (GDR)	854,138	12,131,671

Singapore—1.5%
United Overseas Bank, Ltd.	1,481,364	29,273,735

South Africa—3.8%
Discovery, Ltd.	1,702,346	20,419,375
Naspers, Ltd. - N Shares	250,149	53,838,095

		74,257,470

South Korea—3.6%
NAVER Corp.	24,322	15,669,329
Samsung Electronics Co., Ltd.	1,295,715	54,267,472

		69,936,801

Spain—2.9%
Bankinter S.A.	2,006,777	18,479,560
Grifols S.A.	469,966	13,222,799
Industria de Diseno Textil S.A.	790,927	23,915,928

		55,618,287

BHFTII-1

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—4.1%
Atlas Copco AB - B Shares	1,163,562	$31,012,695
Epiroc AB - Class B (b)	2,067,087	21,273,448
Svenska Handelsbanken AB - A Shares	2,185,241	27,572,519

		79,858,662

Switzerland—6.1%
Cie Financiere Richemont S.A.	225,742	18,378,297
Credit Suisse Group AG (b)	1,477,754	22,176,840
Nestle S.A.	552,939	46,063,182
Panalpina Welttransport Holding AG	76,588	11,148,661
SGS S.A.	7,859	20,674,079

		118,441,059

Taiwan—4.4%
Hon Hai Precision Industry Co., Ltd.	6,457,584	16,632,198
Taiwan Semiconductor Manufacturing Co., Ltd.	7,986,000	68,188,063

		84,820,261

United Kingdom—13.1%
ASOS plc (b)	168,182	12,591,056
boohoo.com plc (b)	6,660,547	20,315,839
Burberry Group plc	529,921	13,916,322
Experian plc	1,111,686	28,550,991
Hargreaves Lansdown plc	776,077	22,582,847
Howden Joinery Group plc	1,892,620	11,566,497
Just Eat plc (b)	3,003,763	26,225,288
Prudential plc	1,031,309	23,649,053
Rio Tinto plc	863,199	43,550,225
Rolls-Royce Holdings plc (b)	672,793	8,648,901
St. James’s Place plc	1,047,427	15,596,056
Unilever NV	479,004	26,672,909

		253,865,984

United States—1.6%
Pricesmart, Inc. (a)	130,472	10,561,708
Spotify Technology S.A. (b)	116,997	21,156,568

		31,718,276

Total Common Stocks (Cost $1,441,377,693)		1,901,635,900

Preferred Stock—0.3%

Spain—0.3%
Grifols S.A. - Class B , (Cost $6,362,013)	261,847	5,575,979

Short-Term Investment—1.3%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $25,287,149; collateralized by U.S. Treasury Note at 2.250%, maturing 10/31/24, with a market value of $25,792,749.	25,285,042	$25,285,042

Total Short-Term Investments (Cost $25,285,042)		25,285,042

Securities Lending Reinvestments (c)—3.8%

Certificates of Deposit—0.2%
Bank of Montreal Zero Coupon, 10/31/18	1,995,737	1,996,125
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	2,000,000	2,000,004
Natixis S.A. New York 2.504%, 1M LIBOR + 0.370%, 02/14/19 (d)	1,000,000	1,000,669

		4,996,798

Commercial Paper—0.3%
Bank of China, Ltd. 2.550%, 12/20/18	3,974,500	3,976,988
ING Funding LLC 2.453%, 1M LIBOR + 0.320%, 02/08/19 (d)	1,500,000	1,500,766

		5,477,754

Repurchase Agreements—2.7%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $2,021,011; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $2,108,572.	2,000,000	2,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,100,205; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $1,122,001.	1,100,000	1,100,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,800,336; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $1,836,000.	1,800,000	1,800,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $1,732,036; collateralized by various Common Stock with an aggregate market value of $1,892,648.	1,700,000	1,700,000
Repurchase Agreement dated 08/24/18 at 2.560%, due on 10/01/18 with a maturity value of $10,027,022; collateralized by various Common Stock with an aggregate market value of $11,133,225.	10,000,000	10,000,000

BHFTII-2

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $1,204,759; collateralized by various Common Stock with an aggregate market value of $1,333,495.	1,200,000	$1,200,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $4,223,134; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $4,303,523.	4,222,360	4,222,360
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $9,004,323; collateralized by various Common Stock with an aggregate market value of $9,901,928.	9,000,000	9,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $1,937,668; collateralized by various Common Stock with an aggregate market value of $2,114,045.	1,900,000	1,900,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $1,823,283; collateralized by various Common Stock with an aggregate market value of $2,002,779.	1,800,000	1,800,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $1,256,419; collateralized by various Common Stock with an aggregate market value of $1,390,930.	1,250,000	1,250,000
Societe Generale Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $2,633,200; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,887,686.	2,600,000	2,600,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $2,733,611; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,998,751.	2,700,000	2,700,000
Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $1,519,924; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,665,973.	1,500,000	1,500,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $1,418,827; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,557,133.	1,402,004	1,402,004

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $7,542,413; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $8,329,863.	7,500,000	$7,500,000

		51,674,364

Time Deposits—0.6%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	3,000,000	3,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	3,000,000	3,000,000
DZ Bank AG 2.150%, 10/01/18	1,000,000	1,000,000
Nordea Bank New York 2.140%, 10/01/18	1,000,000	1,000,000
Skandinaviska Enskilda Banken 2.130%, 10/01/18	2,000,000	2,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	1,000,000	1,000,000

		11,000,000

Total Securities Lending Reinvestments (Cost $73,147,822)		73,148,916

Total Investments—103.6% (Cost $1,546,172,570)		2,005,645,837
Other assets and liabilities (net)—(3.6)%		(69,503,485)

Net Assets—100.0%		$1,936,142,352

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $71,154,315 and the collateral received consisted of cash in the amount of $73,144,601. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt
(LIBOR)—	London Interbank Offered Rate

BHFTII-3

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Ten Largest Industries as of September 30, 2018 (Unaudited)	% of Net Assets
Capital Markets	8.9
Banks	8.2
Insurance	7.0
Internet & Direct Marketing Retail	6.4
Machinery	6.3
Software	4.4
Semiconductors & Semiconductor Equipment	3.5
Food Products	3.3
Professional Services	2.9
Technology Hardware, Storage & Peripherals	2.8

BHFTII-4

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$52,988,368	$—	$—	$52,988,368
Australia	—	26,821,957	—	26,821,957
Brazil	23,847,833	—	—	23,847,833
Canada	84,338,107	—	—	84,338,107
China	37,605,241	—	—	37,605,241
Denmark	—	67,346,794	—	67,346,794
Finland	—	44,969,953	—	44,969,953
France	—	91,462,744	—	91,462,744
Germany	—	164,359,673	—	164,359,673
Hong Kong	—	86,743,843	—	86,743,843
India	—	17,066,026	—	17,066,026
Ireland	32,305,647	64,257,158	—	96,562,805
Japan	—	228,854,777	—	228,854,777
Netherlands	—	26,572,926	—	26,572,926
Panama	19,385,471	—	—	19,385,471
Peru	22,787,176	—	—	22,787,176
Russia	—	12,131,671	—	12,131,671
Singapore	—	29,273,735	—	29,273,735
South Africa	—	74,257,470	—	74,257,470
South Korea	—	69,936,801	—	69,936,801
Spain	—	55,618,287	—	55,618,287
Sweden	—	79,858,662	—	79,858,662
Switzerland	—	118,441,059	—	118,441,059
Taiwan	—	84,820,261	—	84,820,261
United Kingdom	—	253,865,984	—	253,865,984
United States	31,718,276	—	—	31,718,276
Total Common Stocks*	304,976,119	1,596,659,781	—	1,901,635,900
Total Preferred Stock*	—	5,575,979	—	5,575,979
Total Short-Term Investment*	—	25,285,042	—	25,285,042
Total Securities Lending Reinvestments*	—	73,148,916	—	73,148,916
Total Investments	$304,976,119	$1,700,669,718	$—	$2,005,645,837

Collateral for Securities Loaned (Liability)	$—	$(73,144,601)	$—	$(73,144,601)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $20,802,326 were due to the discontinuation of a systematic fair valuation model factor.

BHFTII-5

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—43.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—33.9%
Fannie Mae 15 Yr. Pool 2.000%, 10/01/31	264,616	$248,230
2.000%, 11/01/31	3,258,709	3,056,939
2.000%, 12/01/31	347,800	326,259
2.000%, 03/01/32	2,078,376	1,949,655
2.500%, 09/01/27	309,955	301,408
2.500%, 02/01/28	36,150	35,149
2.500%, 04/01/28	90,029	87,536
2.500%, 08/01/28	244,209	237,440
2.500%, 01/01/30	1,346,173	1,305,091
2.500%, 02/01/30	159,958	155,301
2.500%, 03/01/30	269,558	261,327
2.500%, 07/01/30	919,988	891,686
2.500%, 08/01/30	3,150,013	3,054,409
2.500%, 09/01/30	1,524,738	1,478,171
2.500%, 11/01/30	3,121,513	3,026,135
2.500%, 03/01/31	182,095	177,050
2.500%, 06/01/31	874,296	844,339
2.500%, 07/01/31	495,706	478,721
2.500%, 08/01/31	86,745	83,773
2.500%, 10/01/31	4,195,927	4,052,158
2.500%, 11/01/31	2,611,312	2,521,859
2.500%, 02/01/32	123,576	119,342
2.500%, 03/01/32	401,946	388,174
2.500%, 08/01/32	3,003,231	2,900,328
2.500%, 02/01/33	5,402,048	5,237,029
2.500%, TBA (a)	1,274,800	1,230,008
3.000%, 04/01/28	187,614	185,993
3.000%, 05/01/28	240,405	238,332
3.000%, 10/01/28	416,784	412,754
3.000%, 11/01/28	3,134,857	3,107,767
3.000%, 12/01/28	940,241	931,646
3.000%, 01/01/29	308,900	305,891
3.000%, 04/01/29	1,364,204	1,352,415
3.000%, 05/01/29	1,860,666	1,842,139
3.000%, 08/01/29	2,200,020	2,180,849
3.000%, 10/01/29	556,301	551,491
3.000%, 03/01/30	1,106,196	1,096,632
3.000%, 04/01/30	941,617	933,482
3.000%, 05/01/30	1,414,476	1,402,241
3.000%, 07/01/30	1,135,686	1,125,657
3.000%, 08/01/30	5,183,772	5,138,587
3.000%, 09/01/30	1,210,097	1,198,699
3.000%, 08/01/31	5,317,322	5,263,157
3.000%, 09/01/31	527,253	521,343
3.000%, 03/01/32	1,072,600	1,060,578
3.000%, TBA (a)	1,892,000	1,868,756
3.500%, 08/01/28	566,980	572,268
3.500%, 10/01/28	3,205,909	3,235,780
3.500%, 11/01/28	3,349,224	3,376,161
3.500%, 02/01/29	4,910,835	4,946,499
3.500%, 04/01/29	1,321,893	1,330,590
3.500%, 05/01/29	3,146,233	3,168,806
3.500%, 06/01/29	2,276,525	2,293,550
3.500%, 07/01/29	1,485,046	1,494,602
3.500%, 09/01/29	198,554	200,043

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
3.500%, 08/01/30	981,894	$989,257
3.500%, 11/01/32	228,509	230,252
3.500%, 01/01/33	156,537	157,731
4.000%, 09/01/33	1,750,000	1,798,172
4.000%, 10/01/33	4,680,000	4,804,229
4.500%, 12/01/20	206,518	209,069
4.500%, 02/01/25	334,583	345,405
4.500%, 04/01/25	69,756	72,163
4.500%, 07/01/25	278,084	288,497
4.500%, 06/01/26	1,771,495	1,837,163
Fannie Mae 20 Yr. Pool 3.000%, 10/01/36	116,654	113,767
3.000%, 11/01/36	1,187,712	1,158,322
3.000%, 12/01/36	1,806,349	1,761,650
5.000%, 05/01/23	1,812	1,902
Fannie Mae 30 Yr. Pool 3.000%, 12/01/42	7,413,495	7,162,426
3.000%, 01/01/43	4,981,672	4,811,635
3.000%, 02/01/43	2,374,066	2,292,444
3.000%, 03/01/43	19,197,753	18,537,420
3.000%, 04/01/43	12,936,433	12,489,599
3.000%, 05/01/43	17,633,322	17,026,038
3.000%, 06/01/43	2,264,942	2,186,746
3.000%, 07/01/43	1,274,845	1,230,423
3.000%, 08/01/43	1,039,161	1,003,026
3.000%, 06/01/46	803,765	773,438
3.000%, 08/01/46	87,340	84,120
3.000%, 09/01/46	1,238,193	1,191,190
3.000%, 11/01/46	4,307,510	4,134,478
3.000%, 01/01/47	412,987	397,311
3.000%, 02/01/47	992,603	952,824
3.000%, 03/01/47	3,244,537	3,111,657
3.000%, TBA (a)	15,643,058	14,953,971
3.500%, 01/01/42	758,723	752,927
3.500%, 04/01/42	519,078	514,897
3.500%, 05/01/42	332,633	329,713
3.500%, 06/01/42	909,962	902,767
3.500%, 07/01/42	119,257	118,296
3.500%, 08/01/42	201,238	199,617
3.500%, 10/01/42	1,405,469	1,394,651
3.500%, 11/01/42	2,403,673	2,384,442
3.500%, 12/01/42	1,377,326	1,366,241
3.500%, 01/01/43	800,566	794,785
3.500%, 02/01/43	1,444,377	1,432,611
3.500%, 03/01/43	3,793,840	3,764,004
3.500%, 04/01/43	124,169	123,249
3.500%, 05/01/43	286,000	283,674
3.500%, 06/01/43	1,245,055	1,233,550
3.500%, 07/01/43	13,628,789	13,519,484
3.500%, 08/01/43	7,369,354	7,305,850
3.500%, 09/01/43	121,194	120,218
3.500%, 10/01/43	142,068	140,896
3.500%, 11/01/43	1,263,887	1,249,955
3.500%, 01/01/44	4,177,075	4,144,926
3.500%, 05/01/44	2,037,937	2,022,400

BHFTII-6

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 06/01/44	10,543,152	$10,457,957
3.500%, 07/01/44	53,487	52,890
3.500%, 02/01/45	1,066,516	1,057,933
3.500%, 07/01/45	3,276,934	3,241,473
3.500%, 10/01/45	1,647,591	1,637,630
3.500%, 11/01/45	3,476,391	3,444,501
3.500%, 12/01/45	828,651	821,097
3.500%, 03/01/46	1,208,231	1,194,071
3.500%, 04/01/46	1,830,499	1,808,790
3.500%, 05/01/46	764,577	755,616
3.500%, 06/01/46	3,308,731	3,268,781
3.500%, 08/01/46	1,576,442	1,557,478
3.500%, 09/01/46	1,654,975	1,635,648
3.500%, 11/01/46	3,054,622	3,021,705
3.500%, 12/01/46	3,565,632	3,521,206
3.500%, 01/01/47	7,818,501	7,739,431
3.500%, 02/01/47	612,685	605,756
3.500%, 05/01/47	2,070,451	2,045,417
3.500%, 06/01/47	1,256,586	1,239,597
3.500%, 07/01/47	904,258	893,098
3.500%, 09/01/47	875,387	864,624
3.500%, 10/01/47	275,643	272,526
3.500%, 11/01/47	1,489,054	1,474,195
3.500%, 12/01/47	10,198,102	10,077,636
3.500%, 01/01/48	6,595,556	6,515,377
3.500%, TBA (a)	27,606,000	27,166,319
4.000%, 08/01/33	1,149,996	1,161,773
4.000%, 06/01/39	891,132	906,541
4.000%, 12/01/39	81,411	82,815
4.000%, 07/01/40	1,066,514	1,084,908
4.000%, 08/01/40	1,943,902	1,977,691
4.000%, 10/01/40	5,269,961	5,364,287
4.000%, 11/01/40	353,431	359,575
4.000%, 12/01/40	1,793,480	1,824,637
4.000%, 04/01/41	170,090	173,039
4.000%, 09/01/41	4,430,757	4,507,804
4.000%, 10/01/41	300,289	305,511
4.000%, 12/01/41	1,202,444	1,228,337
4.000%, 01/01/42	1,182,667	1,203,229
4.000%, 02/01/42	2,950,797	3,002,096
4.000%, 05/01/42	1,154,036	1,176,671
4.000%, 06/01/42	623,878	634,650
4.000%, 07/01/42	4,356,844	4,448,713
4.000%, 08/01/42	324,434	330,075
4.000%, 09/01/42	814,612	828,759
4.000%, 12/01/42	2,349,061	2,395,800
4.000%, 01/01/43	983,106	1,000,186
4.000%, 03/01/43	203,924	207,576
4.000%, 10/01/43	744,767	757,705
4.000%, 11/01/43	3,542,970	3,619,157
4.000%, 01/01/44	2,587,766	2,643,295
4.000%, 02/01/44	2,496,765	2,550,478
4.000%, 05/01/44	3,727,090	3,807,329
4.000%, 07/01/44	235,797	239,167
4.000%, 08/01/44	824,572	842,325

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 12/01/44	2,318,213	$2,364,395
4.000%, 01/01/45	387,949	395,820
4.000%, 02/01/45	1,154,033	1,176,463
4.000%, 03/01/45	990,775	1,006,922
4.000%, 04/01/45	950,055	969,360
4.000%, 05/01/45	934,276	952,429
4.000%, 10/01/45	6,060,661	6,174,751
4.000%, 11/01/45	2,277,820	2,322,922
4.000%, 12/01/45	4,726,520	4,812,315
4.000%, 01/01/46	5,047,789	5,113,503
4.000%, 02/01/46	1,643,418	1,672,514
4.000%, 03/01/46	8,254,989	8,398,290
4.000%, 04/01/46	10,986,043	11,181,922
4.000%, 06/01/46	23,381,978	23,773,092
4.000%, 08/01/46	3,255,585	3,311,854
4.000%, 09/01/46	17,636,898	17,941,712
4.000%, 10/01/46	2,961,541	3,012,573
4.000%, 11/01/46	285,883	291,056
4.000%, 12/01/46	1,359,275	1,382,698
4.000%, 01/01/47	1,576,142	1,603,949
4.000%, 03/01/47	7,191,233	7,294,617
4.000%, 08/01/47	1,030,849	1,045,380
4.000%, 03/01/48	2,669,702	2,719,632
4.000%, 04/01/48	1,667,391	1,698,592
4.000%, 08/01/48	10,409,613	10,559,923
4.500%, 08/01/39	1,277,543	1,329,840
4.500%, 11/01/39	378,812	394,757
4.500%, 01/01/40	40,817	42,515
4.500%, 04/01/40	93,915	97,792
4.500%, 05/01/40	242,652	252,646
4.500%, 06/01/40	223,483	232,650
4.500%, 07/01/40	453,813	472,428
4.500%, 08/01/40	3,081,127	3,206,578
4.500%, 11/01/40	876,213	911,886
4.500%, 07/01/41	255,275	265,536
4.500%, 08/01/41	35,334	36,465
4.500%, 09/01/41	968,848	1,007,099
4.500%, 10/01/41	187,110	194,711
4.500%, 01/01/42	180,845	188,202
4.500%, 06/01/42	83,209	85,877
4.500%, 08/01/42	1,047,296	1,087,286
4.500%, 09/01/42	2,793,960	2,908,758
4.500%, 09/01/43	1,074,540	1,114,893
4.500%, 10/01/43	1,440,905	1,494,931
4.500%, 12/01/43	1,649,882	1,711,990
4.500%, 01/01/44	1,742,639	1,807,940
4.500%, 09/01/45	777,787	813,655
4.500%, 11/01/45	495,615	517,636
4.500%, 12/01/45	1,273,315	1,323,507
4.500%, 09/01/46	672,500	704,284
4.500%, 09/01/47	83,605	86,434
4.500%, 10/01/47	215,050	222,888
4.500%, 11/01/47	54,288	56,208
4.500%, 12/01/47	67,310	69,692
4.500%, 02/01/48	122,902	127,061

BHFTII-7

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 03/01/48	228,987	$236,931
4.500%, 04/01/48	1,425,231	1,492,614
4.500%, 05/01/48	19,200,788	20,021,190
4.500%, 07/01/48	277,230	288,422
4.500%, 08/01/48	21,100,330	21,785,540
5.000%, 11/01/32	3,670	3,860
5.000%, 09/01/35	213,670	226,856
5.000%, 06/01/39 (b)	9,191,730	9,757,874
5.000%, 04/01/41	36,127	38,443
5.000%, 07/01/41	437,643	465,698
5.000%, 08/01/41	379,942	404,296
5.000%, 01/01/42	51,453	54,036
5.500%, 11/01/32	1,030,012	1,110,522
5.500%, 12/01/32	177,902	191,886
5.500%, 01/01/33	667,083	718,826
5.500%, 12/01/33	237,135	255,843
5.500%, 05/01/34	1,865,107	2,015,757
5.500%, 08/01/37	1,931,401	2,087,477
5.500%, 02/01/38	321,866	349,715
5.500%, 03/01/38	202,690	219,733
5.500%, 04/01/38	112,113	119,695
5.500%, 06/01/38	350,199	378,104
5.500%, 12/01/38	117,719	125,681
5.500%, 01/01/39	312,221	336,236
5.500%, 08/01/39	243,849	262,388
5.500%, 12/01/39	456,275	489,940
5.500%, 04/01/40	70,192	75,436
5.500%, 04/01/41	281,499	302,978
5.500%, TBA (a)	3,696,000	3,946,635
6.000%, 02/01/34	217,784	239,889
6.000%, 08/01/34	161,340	177,697
6.000%, 04/01/35	2,583,116	2,844,911
6.000%, 06/01/36	299,112	330,585
6.000%, 02/01/38	523,164	575,604
6.000%, 03/01/38	167,989	184,882
6.000%, 05/01/38	521,293	573,717
6.000%, 10/01/38	645,366	711,432
6.000%, 12/01/38	197,978	218,259
6.000%, 04/01/40	2,093,895	2,308,108
6.000%, 09/01/40	210,084	230,385
6.000%, 06/01/41	473,160	520,351
6.500%, 05/01/40	3,068,357	3,385,176
Fannie Mae Connecticut Avenue Securities (CMO) 4.416%, 1M LIBOR + 2.200%, 01/25/30 (c)	795,826	820,148
5.216%, 1M LIBOR + 3.000%, 10/25/29 (c)	246,328	265,253
5.766%, 1M LIBOR + 3.550%, 07/25/29 (c)	1,289,928	1,408,217
5.816%, 1M LIBOR + 3.600%, 01/25/30 (c)	1,350,000	1,427,590
6.216%, 1M LIBOR + 4.000%, 05/25/30 (c)	1,140,000	1,220,125
6.466%, 1M LIBOR + 4.250%, 04/25/29 (c)	1,620,000	1,850,679
7.966%, 1M LIBOR + 5.750%, 07/25/29 (c)	683,032	827,708
Fannie Mae Pool 4.000%, 01/01/41	439,302	444,894
Fannie Mae REMICS (CMO) 5.000%, 04/25/35	53,221	54,807

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae-ACES (CMO) 2.690%, 01/25/39 (c) (d)	2,928,142	$290,364
3.086%, 12/25/27 (c)	507,000	483,508
Freddie Mac 15 Yr. Gold Pool 2.500%, 04/01/27	132,844	129,098
2.500%, 10/01/28	445,433	432,855
2.500%, 08/01/29	1,041,993	1,007,690
2.500%, 12/01/29	295,703	286,823
2.500%, 05/01/30	1,112,491	1,077,188
2.500%, 07/01/30	755,227	731,455
2.500%, 08/01/30	2,552,641	2,469,796
2.500%, 09/01/30	2,816,880	2,724,033
2.500%, 04/01/31	1,979,099	1,912,224
2.500%, TBA (a)	9,133,000	8,807,236
3.000%, 01/01/30	852,834	844,746
3.000%, 04/01/30	4,239,900	4,196,759
3.000%, 05/01/30	679,386	672,935
3.000%, 06/01/30	29,773	29,456
3.000%, 07/01/30	1,583,496	1,565,900
3.000%, 08/01/30	502,444	496,390
3.000%, TBA (a)	11,359,000	11,191,803
3.500%, TBA (a)	6,274,000	6,306,531
4.000%, TBA (a)	2,651,000	2,704,952
Freddie Mac 30 Yr. Gold Pool 3.000%, 12/01/42	2,666,080	2,574,653
3.000%, 01/01/43	1,790,035	1,728,411
3.000%, 03/01/43	3,847,245	3,713,899
3.000%, 07/01/43 (b)	11,112,268	10,723,046
3.000%, 12/01/46	3,088,233	2,963,663
3.000%, TBA (a)	41,863,779	40,047,774
3.500%, 04/01/42	2,282,065	2,263,094
3.500%, 05/01/42	112,697	111,635
3.500%, 08/01/42	2,805,216	2,783,213
3.500%, 10/01/42	150,086	148,182
3.500%, 11/01/42	1,081,303	1,072,297
3.500%, 01/01/43	1,290,701	1,279,955
3.500%, 06/01/43	322,943	320,253
3.500%, 12/01/43	5,116,866	5,074,311
3.500%, 01/01/44 (b)	23,292,835	23,099,245
3.500%, 04/01/44	2,309,790	2,290,440
3.500%, 05/01/44	587,806	583,082
3.500%, 06/01/44	402,386	399,037
3.500%, 07/01/44	112,465	111,668
3.500%, 08/01/44	426,053	422,506
3.500%, 09/01/44	909,614	901,518
3.500%, 11/01/44	24,133	23,895
3.500%, 01/01/45	171,771	169,740
3.500%, 05/01/45	260,143	256,812
3.500%, 06/01/45	219,800	217,016
3.500%, 07/01/45	6,120	6,042
3.500%, 08/01/45	6,708,887	6,645,743
3.500%, 09/01/45	191,091	189,600
3.500%, 10/01/45	24,311	24,003
3.500%, 01/01/46	1,116,305	1,102,167
3.500%, 02/01/46	77,047	76,028
3.500%, 03/01/46	811,932	801,196

BHFTII-8

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 05/01/46	895,893	$884,047
3.500%, 07/01/46	8,234,618	8,157,108
3.500%, 03/01/47	2,322,842	2,296,293
3.500%, 07/01/47	348,798	345,515
3.500%, 10/01/47	1,409,227	1,395,303
3.500%, 12/01/47	1,721,194	1,704,188
3.500%, 01/01/48	575,582	568,844
3.500%, TBA (a)	14,280,164	14,050,900
4.000%, 08/01/40	309,755	315,506
4.000%, 09/01/40	333,456	339,543
4.000%, 10/01/40	138,878	141,461
4.000%, 11/01/40	634,887	646,675
4.000%, 04/01/41	16,886	17,200
4.000%, 10/01/41	583,414	594,273
4.000%, 09/01/43	452,708	461,203
4.000%, 04/01/44	1,000,862	1,018,616
4.000%, 07/01/44	356,166	362,290
4.000%, 08/01/44	3,322,044	3,384,231
4.000%, 02/01/45	297,607	301,792
4.000%, 09/01/45	1,316,460	1,334,958
4.000%, 10/01/45	1,819,924	1,846,624
4.000%, 12/01/45 (b)	12,866,027	13,016,089
4.000%, 01/01/47	6,025,667	6,120,053
4.000%, 08/01/47	2,359,805	2,400,807
4.000%, TBA (a)	24,654,000	24,893,595
4.500%, 02/01/39	1,201,798	1,243,336
4.500%, 08/01/39	1,073,964	1,120,332
4.500%, 12/01/39	259,225	270,373
4.500%, 07/01/40	84,031	87,677
4.500%, 05/01/41	1,632,672	1,703,568
4.500%, 05/01/42	1,539,387	1,605,828
4.500%, 10/01/43	802,717	830,100
4.500%, 12/01/43	1,954,431	2,028,986
4.500%, 08/01/48	10,358,599	10,806,765
4.500%, TBA (a)	843,000	870,101
5.000%, 10/01/41	659,788	700,808
5.000%, 11/01/41 (b)	5,630,186	5,979,961
5.500%, 02/01/35	156,937	169,790
5.500%, 09/01/39	183,827	197,608
5.500%, 01/01/40	99,673	106,247
5.500%, 07/01/40	31,866	33,961
5.500%, 06/01/41	2,289,402	2,468,748
Freddie Mac Gold Pool 3.000%, 09/01/27	614,169	606,080
3.000%, 07/01/28	335,665	331,246
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 0.985%, 06/25/27 (c) (d)	2,631,372	143,737
2.570%, 07/25/26	2,606,000	2,452,881
2.653%, 08/25/26	400,000	377,824
2.745%, 01/25/26	330,000	316,101
2.770%, 05/25/25	1,110,000	1,070,101
3.120%, 09/25/26 (c)	1,080,000	1,053,690
3.224%, 03/25/27	5,531,000	5,414,459
3.347%, 11/25/26 (c)	490,000	484,859

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
3.430%, 01/25/27 (c)	1,340,000	$1,331,713
3.444%, 12/25/27	210,000	207,561
3.531%, 07/25/23 (c)	500,000	506,287
3.590%, 01/25/25	291,000	294,718
3.926%, 07/25/28 (c)	1,116,000	1,142,195
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 3.820%, 05/25/48 (144A) (c)	560,000	520,803
4.016%, 1M LIBOR + 1.800%, 07/25/30 (c)	870,000	864,494
4.366%, 1M LIBOR + 2.150%, 12/25/30 (144A) (c)	950,000	958,591
4.716%, 1M LIBOR + 2.500%, 03/25/30 (c)	2,600,000	2,720,608
5.366%, 1M LIBOR + 3.150%, 07/25/30 (c)	1,340,000	1,310,666
5.466%, 1M LIBOR + 3.250%, 07/25/29 (c)	1,320,000	1,444,684
5.666%, 1M LIBOR + 3.450%, 10/25/29 (c)	1,516,843	1,671,823
6.016%, 1M LIBOR + 3.800%, 03/25/29 (c)	1,310,000	1,474,861
6.666%, 1M LIBOR + 4.450%, 03/25/30 (c)	1,290,000	1,450,593
7.366%, 1M LIBOR + 5.150%, 10/25/29 (c)	880,000	1,032,294
FREMF Mortgage Trust (CMO) 3.985%, 02/25/51 (144A) (c)	600,000	569,753
4.117%, 05/25/50 (144A) (c)	275,556	267,846
4.189%, 04/25/48 (144A) (c)	360,000	354,959
4.194%, 05/25/25 (144A) (c)	530,000	514,512
4.229%, 08/25/50 (144A) (c)	440,000	427,563
FRESB Mortgage Trust (CMO) 3.480%, 06/25/28 (c)	719,476	708,703
3.660%, 06/25/28 (c)	424,000	422,380
Ginnie Mae I 30 Yr. Pool 3.000%, 02/15/45	1,392,810	1,354,838
3.500%, 01/15/42	428,057	427,562
3.500%, 02/15/42	168,167	168,035
3.500%, 04/15/42	308,044	307,374
3.500%, 05/15/42	345,616	345,644
3.500%, 08/15/42	493,972	493,971
3.500%, 11/15/42	317,396	316,442
3.500%, 12/15/42	1,102,260	1,101,531
3.500%, 01/15/43	493,039	491,254
3.500%, 02/15/43	757,117	755,974
3.500%, 03/15/43	382,065	380,745
3.500%, 04/15/43	2,194,668	2,192,293
3.500%, 05/15/43	2,577,616	2,574,221
3.500%, 06/15/43	672,598	672,649
3.500%, 07/15/43	2,346,182	2,346,365
4.000%, 03/15/41	864,410	884,631
4.000%, 12/15/41	25,483	25,923
4.500%, 02/15/42 (b)	10,387,194	10,835,746
4.500%, 03/15/47	145,542	152,592
4.500%, 04/15/47	378,915	398,290
4.500%, 05/15/47	134,224	141,124
5.000%, 12/15/38	296,707	315,175
5.000%, 07/15/39	708,582	744,204
5.000%, 10/15/39	373,632	396,948
5.000%, 09/15/40	26,609	28,254
5.000%, 12/15/40	955,443	1,014,653
5.500%, 04/15/33	26,440	28,701
6.500%, 04/15/33	46,361	50,865
8.500%, 05/15/22	463	465

BHFTII-9

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 3.000%, 12/20/44	170,977	$166,763
3.000%, 04/20/45	3,321,448	3,230,302
3.000%, 06/20/45	8,661,079	8,421,614
3.000%, 07/20/45	89,688	87,199
3.000%, 08/20/45	89,511	87,128
3.000%, 10/20/45	1,071,196	1,041,246
3.000%, 12/20/45	94,045	91,387
3.000%, 04/20/46	19,126,114	18,573,602
3.000%, 05/20/46	135,385	131,620
3.000%, 06/20/46	3,096,971	3,005,597
3.000%, 07/20/46	6,375,186	6,187,072
3.000%, 08/20/46	1,200,741	1,165,311
3.000%, 09/20/46	11,680,987	11,341,676
3.000%, 10/20/46	463,761	449,933
3.000%, 11/20/46	300,771	291,757
3.000%, 12/20/46	1,142,067	1,107,661
3.000%, 01/20/47	593,170	575,271
3.000%, 03/20/47	1,355,512	1,315,375
3.000%, 04/20/47	825,316	800,332
3.000%, 06/20/47	84,900	82,325
3.000%, 07/20/47	578,811	561,163
3.000%, TBA (a)	16,507,500	15,987,449
3.500%, 04/20/43	2,192,707	2,192,850
3.500%, 05/20/43	1,174,646	1,174,722
3.500%, 07/20/43	91,833	91,839
3.500%, 02/20/44	2,733,649	2,733,828
3.500%, 05/20/45	771,666	769,338
3.500%, 04/20/46	37,018,727	36,884,216
3.500%, 05/20/46	1,676,418	1,670,068
3.500%, 06/20/46	19,104,936	19,026,681
3.500%, 07/20/46	3,248,530	3,234,723
3.500%, 09/20/46	620,317	617,585
3.500%, 10/20/46	2,490,071	2,480,436
3.500%, 11/20/46	14,941,137	14,870,723
3.500%, TBA (a)	21,080,496	20,961,507
4.000%, 04/20/39	49,153	50,439
4.000%, 07/20/39	363,111	372,565
4.000%, 09/20/40	99,306	101,905
4.000%, 10/20/40	1,108,276	1,137,286
4.000%, 11/20/40	618,560	634,736
4.000%, 12/20/40	2,322,545	2,383,361
4.000%, 01/20/41	2,035,905	2,089,234
4.000%, 02/20/41	36,171	37,118
4.000%, 07/20/43	192,593	197,565
4.000%, 08/20/44	782,622	802,093
4.000%, 10/20/46	192,274	196,250
4.000%, TBA (a)	83,229,500	84,526,819
4.500%, 12/20/39	82,744	86,751
4.500%, 01/20/40	103,002	107,983
4.500%, 02/20/40	80,831	84,737
4.500%, 05/20/40	5,526	5,793
4.500%, 09/20/48	920,656	959,298
4.500%, TBA (a)	18,087,500	18,695,128
5.000%, 10/20/33	864,559	929,599
5.000%, 10/20/39	291,273	311,057

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
5.000%, 07/20/42	382,317	$405,398
5.000%, TBA (a)	6,065,000	6,331,291
Government National Mortgage Association (CMO) 0.582%, 06/16/53 (c) (d)	1,319,974	32,328
0.675%, 02/16/50 (c) (d)	1,859,938	83,226
0.727%, 03/16/55 (c) (d)	3,487,298	183,011
0.750%, 11/16/53 (c) (d)	1,070,836	37,826
0.773%, 05/16/59 (c) (d)	2,162,345	141,165
0.790%, 09/16/51 (c) (d)	21,117,301	1,102,473
0.808%, 05/16/59 (c) (d)	3,078,437	203,963
0.825%, 08/16/41 (d)	3,138,863	46,041
0.891%, 09/16/55 (c) (d)	2,181,662	142,497
0.892%, 11/16/55 (c) (d)	3,407,155	209,711
0.908%, 06/16/58 (c) (d)	2,713,683	199,937
0.926%, 08/15/58 (c) (d)	6,873,417	516,539
0.952%, 09/16/56 (c) (d)	1,366,688	107,158
0.965%, 02/16/58 (c) (d)	5,323,593	366,273
0.997%, 09/16/58 (c) (d)	2,006,739	160,857
1.000%, 02/16/39 (d)	2,642,543	28,025
1.003%, 08/16/58 (c) (d)	3,811,389	290,122
1.033%, 05/16/58 (c) (d)	2,597,574	204,155
1.062%, 12/16/57 (c) (d)	3,752,268	292,367
1.125%, 04/16/58 (c) (d)	4,896,652	399,643
2.000%, 03/16/35	201,806	175,326
2.250%, 12/16/38	317,640	289,924

		1,259,121,937

U.S. Treasury—9.4%
U.S. Treasury Bonds 2.875%, 05/15/43	8,084,000	7,640,643
2.875%, 11/15/46	2,181,000	2,050,310
3.000%, 02/15/47	1,447,000	1,393,698
3.000%, 08/15/48 (e)	15,110,000	14,533,341
3.125%, 02/15/43 (e)	7,953,000	7,854,830
3.625%, 08/15/43	7,590,000	8,140,571
3.750%, 11/15/43 (e)	8,055,000	8,817,079
4.250%, 05/15/39	2,095,000	2,442,394
4.375%, 11/15/39	2,042,000	2,422,323
4.500%, 08/15/39	2,035,000	2,451,062
U.S. Treasury Notes 1.000%, 10/15/19	20,393,000	20,046,478
1.125%, 06/30/21	14,275,000	13,620,357
1.250%, 08/31/19	20,393,000	20,139,681
1.625%, 06/30/20	12,746,000	12,491,080
1.625%, 07/31/20	12,746,000	12,477,139
1.625%, 10/31/23	11,216,000	10,516,314
1.875%, 04/30/22	14,275,000	13,774,260
2.000%, 04/30/24	12,236,000	11,626,112
2.000%, 05/31/24	12,236,000	11,616,552
2.000%, 08/15/25	5,098,000	4,777,981
2.000%, 11/15/26	8,440,000	7,810,627
2.125%, 09/30/21	14,275,000	13,964,407
2.250%, 07/31/21	14,275,000	14,030,764
2.250%, 01/31/24	11,216,000	10,821,688

BHFTII-10

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.250%, 11/15/25	5,098,000	$4,846,286
2.250%, 02/15/27 (e)	8,263,000	7,779,163
2.625%, 08/31/20	27,790,000	27,691,215
2.625%, 05/15/21	23,914,000	23,766,406
2.750%, 08/31/23	27,100,000	26,864,992
2.750%, 08/31/25	11,460,000	11,272,432
2.875%, 08/15/28	9,650,000	9,503,742

		347,183,927

Total U.S. Treasury & Government Agencies (Cost $1,639,825,971)		1,606,305,864

Corporate Bonds & Notes—29.4%

Advertising—0.0%
ACE03 MH1 B2 Zero Coupon, 08/15/30	676,840	517,695
Interpublic Group of Cos., Inc. (The) 3.500%, 10/01/20	495,000	495,024
3.750%, 10/01/21	265,000	265,515

		1,278,234

Aerospace/Defense—1.0%
BAE Systems Holdings, Inc. 2.850%, 12/15/20 (144A)	699,000	689,652
4.750%, 10/07/44 (144A)	132,000	133,960
General Dynamics Corp. 3.750%, 05/15/28	2,965,000	2,974,914
Harris Corp. 2.700%, 04/27/20	706,000	698,996
4.400%, 06/15/28	2,865,000	2,873,661
5.054%, 04/27/45	1,115,000	1,171,461
L3 Technologies, Inc. 3.850%, 06/15/23	1,745,000	1,748,928
3.850%, 12/15/26	1,885,000	1,812,451
4.400%, 06/15/28	340,000	338,819
Lockheed Martin Corp. 2.900%, 03/01/25	670,000	640,275
3.550%, 01/15/26	815,000	804,283
3.600%, 03/01/35	2,306,000	2,153,985
3.800%, 03/01/45	675,000	630,636
4.070%, 12/15/42	1,160,000	1,125,945
4.090%, 09/15/52	594,000	564,384
4.700%, 05/15/46	2,005,000	2,134,067
Northrop Grumman Corp. 2.550%, 10/15/22	1,850,000	1,782,230
2.930%, 01/15/25	3,065,000	2,909,479
3.250%, 01/15/28	3,106,000	2,920,672
3.850%, 04/15/45	690,000	625,966
4.030%, 10/15/47	1,180,000	1,104,409
Raytheon Co. 7.200%, 08/15/27	530,000	661,364
United Technologies Corp. 4.050%, 05/04/47 (b)	2,095,000	1,911,534
4.125%, 11/16/28	4,730,000	4,698,176

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
United Technologies Corp.
4.150%, 05/15/45	696,000	$646,219
4.625%, 11/16/48 (b)	830,000	830,053

		38,586,519

Agriculture—0.2%
BAT Capital Corp. 3.222%, 08/15/24 (144A)	1,580,000	1,505,546
4.540%, 08/15/47 (144A)	1,818,000	1,663,552
Reynolds American, Inc. 4.450%, 06/12/25	5,615,000	5,654,041

		8,823,139

Airlines—0.5%
American Airlines Group, Inc. 4.625%, 03/01/20 (144A)	2,214,000	2,219,535
American Airlines Pass-Through Trust 3.375%, 05/01/27	2,459,364	2,367,138
4.400%, 09/22/23	782,690	780,655
Avianca Holdings S.A. / Avianca Leasing LLC / Grupo Taca Holdings, Ltd. 8.375%, 05/10/20	481,000	481,000
Delta Air Lines, Inc. 2.600%, 12/04/20	3,005,000	2,939,210
2.875%, 03/13/20	8,220,000	8,153,011
3.400%, 04/19/21	265,000	263,341
Gol Finance, Inc. 7.000%, 01/31/25 (144A) (b)	1,274,000	1,028,755
Turkish Airlines Pass-Through Trust 4.200%, 03/15/27 (144A)	1,058,805	958,218
United Airlines Pass-Through Trust 4.600%, 03/01/26	595,000	593,843
4.750%, 04/11/22	303,683	304,442

		20,089,148

Auto Manufacturers—1.6%
Daimler Finance North America LLC 2.300%, 02/12/21 (144A)	1,015,000	988,477
3.100%, 05/04/20 (144A)	3,130,000	3,120,461
3.350%, 05/04/21 (144A)	3,770,000	3,754,507
Ford Motor Credit Co. LLC 2.979%, 08/03/22	2,125,000	2,015,333
3.096%, 05/04/23	1,930,000	1,809,942
3.157%, 08/04/20	500,000	495,132
3.200%, 01/15/21	1,310,000	1,290,508
3.219%, 01/09/22	9,970,000	9,642,377
3.336%, 03/18/21	205,000	202,089
5.750%, 02/01/21 (b)	2,714,000	2,821,424
5.875%, 08/02/21	670,000	700,683
General Motors Co. 5.400%, 04/01/48 (b)	300,000	279,617
6.250%, 10/02/43	250,000	256,040
6.750%, 04/01/46	370,000	399,976

BHFTII-11

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
General Motors Financial Co., Inc. 3.100%, 01/15/19	814,000	$814,639
3.150%, 06/30/22	4,710,000	4,581,879
3.200%, 07/06/21	6,650,000	6,569,880
3.700%, 11/24/20	4,830,000	4,853,225
4.000%, 01/15/25	2,576,000	2,493,851
4.000%, 10/06/26	390,000	366,403
4.200%, 03/01/21	815,000	825,079
Hyundai Capital America 2.550%, 04/03/20 (144A)	8,645,000	8,499,683
Hyundai Capital Services, Inc. 3.000%, 08/29/22 (144A)	1,220,000	1,173,973
Toyota Motor Corp. 3.669%, 07/20/28	535,000	530,121
Volkswagen Group of America Finance LLC 2.400%, 05/22/20 (144A)	2,000,000	1,965,863

		60,451,162

Auto Parts & Equipment—0.1%
Aptiv plc 4.250%, 01/15/26	1,514,000	1,503,924
4.400%, 10/01/46	1,052,000	942,893
ZF North America Capital, Inc. 4.750%, 04/29/25 (144A)	3,203,000	3,201,667

		5,648,484

Banks—9.1%
ABN AMRO Bank NV 2.650%, 01/19/21 (144A)	2,590,000	2,542,142
Banco Espirito Santo S.A. 4.000%, 01/21/19 (EUR) (f)	200,000	68,502
Banco Santander S.A. 3.848%, 04/12/23	2,000,000	1,953,719
Bank of America Corp. 2.328%, 3M LIBOR + 0.630%, 10/01/21 (c)	11,882,000	11,623,686
2.369%, 3M LIBOR + 0.660%, 07/21/21 (c)	3,945,000	3,875,706
2.625%, 10/19/20	1,475,000	1,457,121
3.300%, 01/11/23	640,000	630,381
3.366%, 3M LIBOR + 0.810%, 01/23/26 (c)	1,180,000	1,134,313
3.419%, 3M LIBOR + 1.040%, 12/20/28 (c)	1,370,000	1,285,032
3.499%, 3M LIBOR + 0.630%, 05/17/22 (c)	2,350,000	2,348,547
3.500%, 04/19/26	510,000	492,804
3.875%, 08/01/25	3,970,000	3,944,326
3.950%, 04/21/25	2,075,000	2,030,770
4.183%, 11/25/27	955,000	931,525
4.200%, 08/26/24	3,245,000	3,259,538
Bank of New York Mellon Corp. (The) 3.442%, 3M LIBOR + 1.069%, 02/07/28 (c)	700,000	677,076
4.625%, 3M LIBOR + 3.131%, 09/20/26 (c)	2,405,000	2,305,794
Barclays plc 4.338%, 3M LIBOR + 1.356%, 05/16/24 (c)	1,045,000	1,032,087
4.375%, 09/11/24	1,600,000	1,543,332
4.950%, 01/10/47	2,031,000	1,883,927
4.972%, 3M LIBOR + 1.902%, 05/16/29 (c)	3,060,000	3,019,645

Security Description	Principal Amount*	Value

Banks—(Continued)
BNP Paribas S.A. 2.950%, 05/23/22 (144A)	4,050,000	$3,919,870
3.800%, 01/10/24 (144A)	2,148,000	2,100,482
7.000%, 5Y USD Swap + 3.980%, 08/16/28 (144A) (c)	765,000	770,164
BPCE S.A. 3.000%, 05/22/22 (144A)	3,500,000	3,383,201
Capital One Financial Corp. 2.400%, 10/30/20	2,166,000	2,120,572
3.450%, 04/30/21	1,510,000	1,508,281
3.750%, 03/09/27	680,000	641,513
Citigroup, Inc. 2.500%, 07/29/19	3,634,000	3,626,073
2.876%, 3M LIBOR + 0.950%, 07/24/23 (c)	1,535,000	1,484,668
2.900%, 12/08/21	5,235,000	5,124,683
3.887%, 3M LIBOR + 1.563%, 01/10/28 (c)	760,000	737,332
4.400%, 06/10/25	1,530,000	1,526,639
4.450%, 09/29/27	500,000	493,936
Citizens Bank N.A. 2.250%, 03/02/20	6,026,000	5,944,931
2.300%, 12/03/18	1,395,000	1,394,376
2.650%, 05/26/22	4,875,000	4,686,845
Credit Suisse Group AG 4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (c)	2,265,000	2,256,669
7.250%, 5Y USD Swap + 4.332%, 09/12/25 (144A) (c)	2,035,000	2,042,631
Credit Suisse Group Funding Guernsey, Ltd. 2.750%, 03/26/20	4,269,000	4,231,006
Deutsche Bank AG 2.700%, 07/13/20	3,815,000	3,736,906
2.950%, 08/20/20 (b)	1,549,000	1,522,111
4.250%, 10/14/21	1,040,000	1,035,217
4.875%, 5Y USD ICE Swap + 2.553%, 12/01/32 (c)	600,000	533,130
Discover Bank 4.650%, 09/13/28	440,000	440,818
Fifth Third Bank 2.250%, 06/14/21	3,062,000	2,971,761
Gilex Holding S.a.r.l. 8.500%, 05/02/23 (144A)	694,000	719,157
Goldman Sachs Group, Inc. (The) 1.000%, 10/12/18 (144A) (g) (h)	7,000,000	7,000,000
2.000%, 04/25/19	950,000	946,420
2.350%, 11/15/21	4,120,000	3,966,304
2.664%, 11/13/18 (144A) (g) (h)	11,000,000	11,000,000
2.750%, 09/15/20 (b)	1,326,000	1,311,671
2.754%, 02/08/19 (144A) (g) (h)	22,000,000	22,000,000
3.484%, 3M LIBOR + 1.170%, 05/15/26 (c)	1,310,000	1,310,799
4.017%, 3M LIBOR + 1.373%, 10/31/38 (c)	1,370,000	1,268,354
4.223%, 3M LIBOR + 1.301%, 05/01/29 (c)	2,935,000	2,890,765
HSBC Holdings plc 2.650%, 01/05/22	3,200,000	3,104,954
3.950%, 3M LIBOR + 0.987%, 05/18/24 (c)	1,525,000	1,514,653
5.100%, 04/05/21	1,600,000	1,662,234
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (c)	3,575,000	3,429,319
HSBC USA, Inc. 2.350%, 03/05/20 (b)	4,175,000	4,129,121
Huntington National Bank (The) 3.250%, 05/14/21	2,635,000	2,619,796

BHFTII-12

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
ING Bank NV 5.800%, 09/25/23 (144A)	1,460,000	$1,539,060
ING Groep NV 4.100%, 10/02/23	3,815,000	3,811,850
Intesa Sanpaolo S.p.A. 5.017%, 06/26/24 (144A)	4,675,000	4,217,595
6.500%, 02/24/21 (144A)	800,000	827,997
Itau Unibanco Holding S.A. 6.500%, 5Y CMT + 3.863%, 03/19/23 (144A) (c)	200,000	187,560
JPMorgan Chase & Co. 2.972%, 01/15/23	4,504,000	4,385,835
3.514%, 3M LIBOR + 0.610%, 06/18/22 (c)	2,730,000	2,732,642
3.540%, 3M LIBOR + 1.380%, 05/01/28 (c)	2,200,000	2,097,827
3.559%, 3M LIBOR + 0.730%, 04/23/24 (c)	725,000	717,286
3.782%, 3M LIBOR + 1.337%, 02/01/28 (c)	2,630,000	2,560,103
3.797%, 3M LIBOR + 0.890%, 07/23/24 (c)	2,655,000	2,652,911
3.882%, 3M LIBOR + 1.360%, 07/24/38 (c)	3,100,000	2,895,294
3.900%, 07/15/25	1,343,000	1,341,934
4.203%, 3M LIBOR + 1.260%, 07/23/29 (c)	2,210,000	2,199,157
4.625%, 05/10/21	1,708,000	1,762,648
KeyBank N.A. 3.350%, 06/15/21	440,000	439,387
Lloyds Banking Group plc 3.750%, 01/11/27	1,715,000	1,611,158
4.450%, 05/08/25	1,820,000	1,821,461
4.650%, 03/24/26	4,530,000	4,449,122
Mitsubishi UFJ Financial Group, Inc. 2.998%, 02/22/22	256,000	250,477
3.455%, 03/02/23	8,320,000	8,210,589
3.535%, 07/26/21 (b)	265,000	265,402
Mizuho Financial Group, Inc. 2.273%, 09/13/21	942,000	906,698
2.601%, 09/11/22	425,000	405,756
2.953%, 02/28/22	11,295,000	11,001,275
3.922%, 3M LIBOR + 1.000%, 09/11/24 (c)	690,000	685,583
Morgan Stanley 2.750%, 05/19/22	4,900,000	4,752,704
3.591%, 3M LIBOR + 1.340%, 07/22/28 (c)	5,530,000	5,243,907
3.625%, 01/20/27	1,840,000	1,765,799
3.700%, 10/23/24	290,000	285,443
3.772%, 3M LIBOR + 1.140%, 01/24/29 (c)	1,080,000	1,036,089
6.250%, 08/09/26	1,371,000	1,540,381
Nordea Bank AB 2.125%, 05/29/20 (144A)	2,810,000	2,758,857
3.750%, 08/30/23 (144A)	1,830,000	1,813,269
Northern Trust Corp. 3.375%, 3M LIBOR + 1.131%, 05/08/32 (c)	1,630,000	1,518,667
Royal Bank of Scotland Group plc 3.498%, 3M LIBOR + 1.480%, 05/15/23 (c)	1,370,000	1,327,269
4.892%, 3M LIBOR + 1.754%, 05/18/29 (c)	310,000	307,875
5.076%, 3M LIBOR + 1.905%, 01/27/30 (c)	3,015,000	3,019,531
Santander UK Group Holdings plc 2.875%, 08/05/21	4,355,000	4,238,221
Santander UK plc 5.000%, 11/07/23 (144A)	3,760,000	3,790,403

Security Description	Principal Amount*	Value

Banks—(Continued)
Standard Chartered plc 4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (c)	5,065,000	$5,059,844
State Street Corp. 2.650%, 05/19/26 (b)	1,246,000	1,153,584
5.625%, 3M LIBOR + 2.539%, 12/15/23 (c)	2,815,000	2,829,075
Sumitomo Mitsui Trust Bank, Ltd. 1.950%, 09/19/19 (144A)	5,465,000	5,409,081
2.050%, 03/06/19 (144A)	15,092,000	15,049,939
SunTrust Banks, Inc. 4.000%, 05/01/25	610,000	611,086
Synchrony Bank 3.650%, 05/24/21	3,380,000	3,349,653
Toronto-Dominion Bank (The) 3.500%, 07/19/23	1,020,000	1,017,917
U.S. Bancorp 2.950%, 07/15/22	1,825,000	1,786,665
U.S. Bank N.A. 3.104%, 3M LIBOR + 0.290%, 05/21/21 (c)	1,050,000	1,047,241
UBS Group Funding Switzerland AG 2.859%, 3M LIBOR + 0.954%, 08/15/23 (144A) (c)	3,575,000	3,429,605
2.950%, 09/24/20 (144A)	4,195,000	4,154,981
4.125%, 09/24/25 (144A)	5,280,000	5,244,550
UniCredit S.p.A. 5.861%, 5Y USD ICE Swap + 3.703%, 06/19/32 (144A) (c)	2,645,000	2,358,224
Wells Fargo & Co. 2.500%, 03/04/21 (b)	4,185,000	4,098,007
2.600%, 07/22/20	1,285,000	1,271,238
2.625%, 07/22/22	2,945,000	2,843,905
Wells Fargo Bank N.A. 3.550%, 08/14/23	2,815,000	2,801,060

		336,038,012

Beverages—0.4%
Anheuser-Busch InBev Finance, Inc. 3.300%, 02/01/23	2,335,000	2,305,203
4.700%, 02/01/36	5,815,000	5,815,857
4.900%, 02/01/46	1,650,000	1,653,532
Keurig Dr Pepper, Inc. 3.551%, 05/25/21 (144A)	840,000	838,476
4.057%, 05/25/23 (144A)	1,227,000	1,228,511
PepsiCo, Inc. 4.000%, 05/02/47	1,360,000	1,332,526

		13,174,105

Biotechnology—0.2%
Amgen, Inc. 4.400%, 05/01/45	1,323,000	1,278,673
Baxalta, Inc. 4.000%, 06/23/25 (b)	644,000	636,910
5.250%, 06/23/45	268,000	287,415
Gilead Sciences, Inc. 2.500%, 09/01/23	1,047,000	998,964
4.000%, 09/01/36	755,000	726,442
4.150%, 03/01/47	862,000	815,189

BHFTII-13

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Gilead Sciences, Inc.
4.500%, 02/01/45	547,000	$542,509
4.600%, 09/01/35	419,000	431,557
5.650%, 12/01/41	1,190,000	1,365,881

		7,083,540

Building Materials—0.0%
Johnson Controls International plc 5.125%, 09/14/45	500,000	518,172
LafargeHolcim Finance U.S. LLC 4.750%, 09/22/46 (144A)	1,290,000	1,173,342

		1,691,514

Chemicals—0.1%
Cydsa S.A.B. de C.V. 6.250%, 10/04/27 (144A)	840,000	800,100
Dow Chemical Co. (The) 4.375%, 11/15/42	280,000	265,237
4.625%, 10/01/44	755,000	737,608
Petkim Petrokimya Holding 5.875%, 01/26/23 (144A)	526,000	483,920
Sherwin-Williams Co. (The) 4.000%, 12/15/42	240,000	213,473
4.500%, 06/01/47	565,000	542,561

		3,042,899

Commercial Services—0.3%
Boston University 4.061%, 10/01/48	693,000	685,982
George Washington University (The) 4.126%, 09/15/48	1,328,000	1,324,559
Northwestern University 3.662%, 12/01/57	479,000	456,049
S&P Global, Inc. 4.000%, 06/15/25	300,000	300,726
Total System Services, Inc. 3.750%, 06/01/23	1,410,000	1,397,279
3.800%, 04/01/21	550,000	551,864
4.800%, 04/01/26	2,815,000	2,895,443
University of Notre Dame du Lac 3.394%, 02/15/48	800,000	735,267
University of Southern California 3.028%, 10/01/39	2,101,000	1,864,701
Wesleyan University 4.781%, 07/01/2116	1,088,000	1,066,123

		11,277,993

Computers—0.4%
Apple, Inc. 2.850%, 05/11/24	4,515,000	4,383,722
3.000%, 02/09/24	1,525,000	1,494,631
3.450%, 02/09/45	683,000	611,758
3.850%, 05/04/43	795,000	764,032
4.650%, 02/23/46	2,866,000	3,091,117

Security Description	Principal Amount*	Value

Computers—(Continued)
Dell International LLC / EMC Corp. 8.350%, 07/15/46 (144A)	326,000	$404,772
DXC Technology Co. 2.875%, 03/27/20	1,279,000	1,268,333
Hewlett Packard Enterprise Co. 2.850%, 10/05/18	1,072,000	1,072,038
Seagate HDD Cayman 4.250%, 03/01/22	665,000	660,736

		13,751,139

Diversified Financial Services—0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.500%, 05/15/21	2,605,000	2,645,246
4.625%, 10/30/20	3,530,000	3,597,176
Air Lease Corp. 2.625%, 07/01/22 (b)	1,535,000	1,468,989
American Express Co. 3.700%, 08/03/23	1,295,000	1,288,070
American Express Credit Corp. 2.250%, 08/15/19	1,959,000	1,949,799
3.300%, 05/03/27 (b)	1,010,000	970,070
CME Group, Inc. 3.750%, 06/15/28	85,000	84,957
Credivalores-Crediservicios SAS 9.750%, 07/27/22 (144A)	655,000	652,544
Discover Financial Services 4.100%, 02/09/27	1,108,000	1,058,477
Docuformas SAPI de C.V. 9.250%, 10/11/22 (144A)	320,000	287,232
GE Capital International Funding Co. 4.418%, 11/15/35	4,935,000	4,625,410
Intercontinental Exchange, Inc. 3.450%, 09/21/23 (b)	930,000	925,100
3.750%, 09/21/28 (b)	355,000	350,499
4.000%, 10/15/23	1,690,000	1,732,858
ORIX Corp. 2.900%, 07/18/22	1,555,000	1,503,588
Synchrony Financial 2.600%, 01/15/19	1,706,000	1,704,609
2.700%, 02/03/20	1,079,000	1,066,867
3.950%, 12/01/27	755,000	684,054
4.500%, 07/23/25	1,243,000	1,198,698
Tarjeta Naranja S.A. 33.688%, BADLAR + 3.500%, 04/11/22 (144A) (c)	1,016,000	342,900
Unifin Financiera S.A.B. de C.V. 8.875%, 5Y CMT + 6.308%,, 01/29/25 (144A) (c)	384,000	359,040
Visa, Inc. 3.150%, 12/14/25	590,000	571,840
4.150%, 12/14/35	876,000	903,382
4.300%, 12/14/45	645,000	668,170

		30,639,575

Electric—1.7%
AEP Texas, Inc. 3.950%, 06/01/28 (144A)	2,280,000	2,264,110

BHFTII-14

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
AEP Transmission Co. LLC 4.250%, 09/15/48	1,400,000	$1,394,972
AES Panama SRL 6.000%, 06/25/22 (144A)	213,000	219,923
Alabama Power Co. 4.150%, 08/15/44	240,000	232,757
4.300%, 07/15/48	1,335,000	1,335,440
Alliant Energy Finance LLC 3.750%, 06/15/23 (144A)	525,000	522,558
Ameren Illinois Co. 3.800%, 05/15/28	1,090,000	1,095,579
Baltimore Gas & Electric Co. 3.500%, 08/15/46	805,000	707,490
3.750%, 08/15/47	715,000	654,813
4.250%, 09/15/48	240,000	238,326
CenterPoint Energy Houston Electric LLC 3.950%, 03/01/48	1,240,000	1,198,539
Consumers Energy Co. 4.050%, 05/15/48	390,000	383,759
DTE Electric Co. 4.050%, 05/15/48	1,745,000	1,714,748
Duke Energy Carolinas LLC 3.700%, 12/01/47	715,000	649,542
Duke Energy Corp. 3.750%, 09/01/46	2,280,000	2,000,505
4.800%, 12/15/45	1,815,000	1,867,435
Duke Energy Florida LLC 3.800%, 07/15/28	815,000	813,653
Duke Energy Progress LLC 3.250%, 08/15/25	1,145,000	1,112,382
3.700%, 09/01/28	2,905,000	2,879,785
Electricite de France S.A. 4.500%, 09/21/28 (144A)	1,370,000	1,348,794
5.000%, 09/21/48 (144A)	720,000	699,967
Emera U.S. Finance L.P. 2.150%, 06/15/19	2,058,000	2,044,706
Entergy Corp. 2.950%, 09/01/26	2,000,000	1,836,497
Entergy Louisiana LLC 4.200%, 09/01/48	1,570,000	1,557,272
Eskom Holdings SOC, Ltd. 6.350%, 08/10/28 (144A)	1,055,000	1,050,620
Exelon Corp. 2.450%, 04/15/21	549,000	533,543
4.450%, 04/15/46	2,800,000	2,710,128
4.950%, 06/15/35	501,000	524,749
Florida Power & Light Co. 4.125%, 06/01/48	1,320,000	1,320,991
Generacion Mediterranea S.A. / Generacion Frias S.A. / Central Termica Roca S.A. 9.625%, 07/27/23 (144A)	1,182,000	1,004,700
Genneia S.A. 8.750%, 01/20/22 (144A) (b)	1,216,000	1,132,096
Inkia Energy, Ltd. 5.875%, 11/09/27 (144A)	349,000	331,554

Security Description	Principal Amount*	Value

Electric—(Continued)
Kansas City Power & Light Co. 4.200%, 03/15/48	1,350,000	$1,292,665
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	575,000	569,478
MidAmerican Energy Co. 4.400%, 10/15/44	837,000	856,233
Northern States Power Co. 3.400%, 08/15/42	1,370,000	1,219,552
4.000%, 08/15/45	780,000	763,785
4.200%, 09/01/48	630,000	617,735
Ohio Power Co. 6.600%, 02/15/33	280,000	350,634
Oncor Electric Delivery Co. LLC 4.550%, 12/01/41	970,000	1,030,452
Orazul Energy Egenor S. en C. por A. 5.625%, 04/28/27 (144A)	549,000	500,968
Pacific Gas & Electric Co. 6.050%, 03/01/34	1,620,000	1,823,512
PacifiCorp 4.125%, 01/15/49	475,000	465,661
Public Service Electric & Gas Co. 3.650%, 09/01/28	1,780,000	1,764,523
Southern Co. (The) 4.400%, 07/01/46	2,085,000	1,982,702
Southwestern Electric Power Co. 4.100%, 09/15/28	910,000	909,591
Stoneway Capital Corp. 10.000%, 03/01/27	635,024	615,179
10.000%, 03/01/27 (144A)	1,630,440	1,579,489
Tampa Electric Co. 4.300%, 06/15/48	260,000	257,958
Trans-Allegheny Interstate Line Co. 3.850%, 06/01/25 (144A)	1,975,000	1,954,795
Virginia Electric & Power Co. 2.750%, 03/15/23	1,690,000	1,636,367
3.500%, 03/15/27	2,495,000	2,437,824
4.000%, 01/15/43	1,650,000	1,578,640
4.000%, 11/15/46 (b)	1,050,000	991,475
4.200%, 05/15/45	250,000	243,106
4.450%, 02/15/44	287,000	289,527
WEC Energy Group, Inc. 3.375%, 06/15/21	390,000	390,105

		63,503,889

Electronics—0.1%
Corning, Inc. 4.375%, 11/15/57	2,760,000	2,412,803
Honeywell International, Inc. 3.812%, 11/21/47	495,000	470,927
Tyco Electronics Group S.A. 3.125%, 08/15/27	645,000	599,565
3.450%, 08/01/24	300,000	291,776

		3,775,071

BHFTII-15

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—0.0%
Aeropuerto Internacional de Tocumen S.A. 5.625%, 05/18/36 (144A)	276,000	$284,280
Aeropuertos Argentina S.A. 6.875%, 02/01/27 (144A)	539,000	518,518
Aeropuertos Dominicanos Siglo S.A. 6.750%, 03/30/29 (144A)	279,000	289,741

		1,092,539

Environmental Control—0.1%
Republic Services, Inc. 3.950%, 05/15/28	1,890,000	1,877,379
Waste Management, Inc. 3.900%, 03/01/35	967,000	943,786

		2,821,165

Food—0.3%
Arcor SAIC 6.000%, 07/06/23 (144A)	281,000	280,649
Campbell Soup Co. 8.875%, 05/01/21	680,000	759,938
General Mills, Inc. 3.200%, 04/16/21 (b)	890,000	884,201
4.000%, 04/17/25	983,000	972,606
Kroger Co. (The) 2.650%, 10/15/26 (b)	2,415,000	2,153,578
MARB BondCo plc 6.875%, 01/19/25 (144A)	1,529,000	1,421,970
Tyson Foods, Inc. 3.550%, 06/02/27	1,420,000	1,339,512
3.900%, 09/28/23	225,000	225,833
3.950%, 08/15/24	1,745,000	1,743,998
5.100%, 09/28/48	200,000	203,654

		9,985,939

Forest Products & Paper—0.1%
Eldorado Intl. Finance GmbH 8.625%, 06/16/21 (144A)	609,000	622,702
Georgia-Pacific LLC 7.375%, 12/01/25	935,000	1,116,527
Klabin Finance S.A. 4.875%, 09/19/27 (144A)	510,000	450,713
Suzano Austria GmbH 6.000%, 01/15/29 (144A) (b)	881,000	884,524

		3,074,466

Gas—0.1%
NiSource, Inc. 2.650%, 11/17/22	240,000	228,998
3.490%, 05/15/27	1,825,000	1,729,945

		1,958,943

Healthcare-Products—0.6%
Abbott Laboratories 3.400%, 11/30/23	500,000	497,873
3.750%, 11/30/26 (b)	5,260,000	5,243,406

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Becton Dickinson & Co. 2.133%, 06/06/19	1,630,000	$1,620,354
2.675%, 12/15/19	2,345,000	2,331,721
2.894%, 06/06/22	3,240,000	3,149,602
3.300%, 03/01/23	1,420,000	1,383,878
4.685%, 12/15/44	367,000	361,294
Edwards Lifesciences Corp. 4.300%, 06/15/28	485,000	484,489
Medtronic, Inc. 3.500%, 03/15/25 (b)	445,000	441,437
4.375%, 03/15/35	3,410,000	3,522,256
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26	1,615,000	1,497,313

		20,533,623

Healthcare-Services—0.8%
Aetna, Inc. 4.125%, 11/15/42	475,000	434,514
4.500%, 05/15/42	881,000	845,948
4.750%, 03/15/44	690,000	679,567
AHS Hospital Corp. 5.024%, 07/01/45	490,000	544,337
Anthem, Inc. 4.101%, 03/01/28	905,000	890,928
Baylor Scott & White Holdings 4.185%, 11/15/45	775,000	761,199
Catholic Health Initiatives 4.350%, 11/01/42	550,000	494,881
Cigna Corp. 3.250%, 04/15/25	1,947,000	1,842,581
Dignity Health 2.637%, 11/01/19	1,319,000	1,310,753
Halfmoon Parent, Inc. 3.200%, 09/17/20 (144A)	7,505,000	7,476,556
4.125%, 11/15/25 (144A)	435,000	433,609
Kaiser Foundation Hospitals 3.500%, 04/01/22	1,288,000	1,290,290
4.150%, 05/01/47	383,000	381,875
Laboratory Corp. of America Holdings 2.625%, 02/01/20	1,583,000	1,573,004
Montefiore Obligated Group 5.246%, 11/01/48	1,089,000	1,086,816
Ochsner Clinic Foundation 5.897%, 05/15/45	638,000	764,726
Providence St Joseph Health Obligated Group 3.930%, 10/01/48	887,000	825,565
Rede D’or Finance S.a.r.l. 4.950%, 01/17/28 (144A)	370,000	319,125
Southern Baptist Hospital of Florida, Inc. 4.857%, 07/15/45	650,000	698,308
Sutter Health 3.695%, 08/15/28	1,045,000	1,025,397
Trinity Health Corp. 4.125%, 12/01/45	829,000	794,217

BHFTII-16

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
UnitedHealth Group, Inc. 3.750%, 07/15/25	1,730,000	$1,737,601
3.750%, 10/15/47	1,050,000	974,506
3.850%, 06/15/28	450,000	450,871
4.200%, 01/15/47	790,000	784,525
4.625%, 07/15/35	377,000	401,194

		28,822,893

Holding Companies-Diversified—0.0%
Grupo KUO S.A.B. de C.V. 5.750%, 07/07/27 (144A)	1,068,000	1,025,280

Housewares—0.0%
Newell Brands, Inc. 2.875%, 12/01/19	906,000	904,359

Insurance—0.2%
Ambac Assurance Corp. 5.100%, 06/07/20 (144A)	162,922	221,981
Ambac LSNI LLC 7.396%, 3M LIBOR + 5.000%, 02/12/23 (144A) (c)	1,017,256	1,027,428
Aon plc 4.750%, 05/15/45	485,000	484,467
AXA Equitable Holdings, Inc. 3.900%, 04/20/23 (144A)	475,000	471,445
5.000%, 04/20/48 (144A)	780,000	725,580
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	325,000	307,530
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26 (b)	359,000	352,410
4.200%, 03/01/48	1,215,000	1,144,197
4.350%, 01/30/47	191,000	182,260
Principal Financial Group, Inc. 4.300%, 11/15/46	360,000	338,909
Prudential Financial, Inc. 3.878%, 03/27/28	2,120,000	2,100,499
Travelers Cos., Inc. (The) 4.600%, 08/01/43	945,000	982,620

		8,339,326

Iron/Steel—0.1%
Nucor Corp. 5.200%, 08/01/43	585,000	635,254
Samarco Mineracao S.A. 4.125%, 11/01/22	602,000	413,574
Steel Dynamics, Inc. 5.125%, 10/01/21	1,086,000	1,097,946

		2,146,774

Media—1.3%
Cablevision S.A. 6.500%, 06/15/21 (144A)	277,000	272,845
CBS Corp. 2.300%, 08/15/19	2,077,000	2,066,029

Security Description	Principal Amount*	Value

Media—(Continued)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.579%, 07/23/20	6,710,000	$6,714,022
4.500%, 02/01/24	2,115,000	2,123,883
4.908%, 07/23/25	2,902,000	2,945,397
5.375%, 05/01/47	795,000	757,849
5.750%, 04/01/48	1,145,000	1,144,293
6.384%, 10/23/35	3,898,000	4,198,730
Comcast Corp. 3.150%, 03/01/26	2,980,000	2,812,356
3.200%, 07/15/36	2,770,000	2,308,344
3.400%, 07/15/46	1,625,000	1,312,763
4.250%, 01/15/33	1,356,000	1,328,131
4.400%, 08/15/35	1,001,000	981,101
COX Communications, Inc. 3.150%, 08/15/24 (144A)	2,780,000	2,633,934
Discovery Communications LLC 3.800%, 03/13/24	1,616,000	1,584,580
3.950%, 06/15/25 (144A)	1,230,000	1,199,758
5.200%, 09/20/47	435,000	426,193
NBCUniversal Enterprise, Inc. 5.250%, 12/31/49 (144A)	1,290,000	1,308,053
NBCUniversal Media LLC 4.450%, 01/15/43	915,000	871,881
Time Warner Cable LLC 4.125%, 02/15/21	2,130,000	2,147,044
4.500%, 09/15/42	161,000	137,217
5.000%, 02/01/20	1,055,000	1,075,836
5.500%, 09/01/41	588,000	565,526
Viacom, Inc. 2.750%, 12/15/19	705,000	700,980
6.875%, 04/30/36	850,000	966,675
Warner Media LLC 2.100%, 06/01/19	3,352,000	3,334,713
3.600%, 07/15/25	820,000	785,406
4.650%, 06/01/44	440,000	395,194
4.850%, 07/15/45	1,980,000	1,843,938

		48,942,671

Mining—0.2%
Anglo American Capital plc 3.625%, 09/11/24 (144A)	2,075,000	1,974,985
Barrick Gold Corp. 5.250%, 04/01/42	720,000	749,804
BHP Billiton Finance USA, Ltd. 5.000%, 09/30/43	760,000	842,438
Largo Resources, Ltd. 9.250%, 06/01/21 (144A)	96,000	100,320
Newmont Mining Corp. 3.500%, 03/15/22	2,740,000	2,716,333

		6,383,880

Miscellaneous Manufacturing—0.1%
Eaton Corp. 2.750%, 11/02/22	1,285,000	1,246,843

BHFTII-17

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
General Electric Co. 4.500%, 03/11/44	1,019,000	$959,705

		2,206,548

Office/Business Equipment—0.0%
Xerox Corp. 3.625%, 03/15/23	615,000	585,449

Oil & Gas—1.3%
Anadarko Petroleum Corp. 6.200%, 03/15/40	1,690,000	1,871,715
Andeavor 4.750%, 12/15/23	820,000	846,286
Apache Corp. 2.625%, 01/15/23	985,000	939,877
4.250%, 01/15/44 (b)	2,090,000	1,861,014
5.100%, 09/01/40	720,000	711,184
Cenovus Energy, Inc. 4.250%, 04/15/27	2,490,000	2,406,012
Cimarex Energy Co. 3.900%, 05/15/27	1,790,000	1,708,050
4.375%, 06/01/24	2,595,000	2,616,901
Concho Resources, Inc. 3.750%, 10/01/27	3,130,000	2,986,115
Continental Resources, Inc. 3.800%, 06/01/24	1,515,000	1,485,250
4.500%, 04/15/23	5,340,000	5,432,724
5.000%, 09/15/22	1,530,000	1,552,185
Devon Energy Corp. 4.000%, 07/15/21	885,000	893,227
EOG Resources, Inc. 3.900%, 04/01/35	275,000	268,119
4.150%, 01/15/26 (b)	537,000	548,969
Exxon Mobil Corp. 1.819%, 03/15/19	3,300,000	3,288,679
Frontera Energy Corp. 9.700%, 06/25/23 (144A)	603,000	632,396
Hess Corp. 5.800%, 04/01/47	740,000	778,202
Marathon Petroleum Corp. 5.850%, 12/15/45	660,000	693,562
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350%, 12/01/21 (144A)	409,050	400,358
Odebrecht Offshore Drilling Finance, Ltd. 6.720%, 12/01/22 (144A)	380,575	357,741
7.720%, PIK, 12/01/26 (144A) (i)	11,944	3,404
Petrobras Global Finance B.V. 5.999%, 01/27/28	877,000	809,033
7.375%, 01/17/27	877,000	887,787
8.750%, 05/23/26	877,000	960,315
Petroleos Mexicanos 5.350%, 02/12/28 (144A)	2,341,000	2,206,393
6.750%, 09/21/47	541,000	516,217
Pioneer Natural Resources Co. 4.450%, 01/15/26	3,960,000	4,055,243

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Puma International Financing S.A. 5.000%, 01/24/26 (144A)	806,000	$678,815
Resolute Energy Corp. 8.500%, 05/01/20	2,260,000	2,262,825
Shell International Finance B.V. 3.625%, 08/21/42	640,000	592,852
4.125%, 05/11/35	421,000	425,873
Tecpetrol S.A. 4.875%, 12/12/22 (144A)	588,000	533,610
Valero Energy Corp. 3.650%, 03/15/25	2,410,000	2,355,965
YPF S.A. 8.750%, 04/04/24	501,000	499,121
8.750%, 04/04/24 (144A)	345,000	343,706

		49,409,725

Oil & Gas Services—0.2%
Halliburton Co. 3.800%, 11/15/25 (b)	5,625,000	5,574,898
5.000%, 11/15/45 (b)	234,000	249,513
Odebrecht Oil & Gas Finance, Ltd. Zero Coupon, 10/29/18 (144A)	63,301	899
Schlumberger Holdings Corp. 3.000%, 12/21/20 (144A)	1,832,000	1,817,499

		7,642,809

Packaging & Containers—0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/20	2,190,183	2,195,659

Pharmaceuticals—1.1%
AbbVie, Inc. 3.750%, 11/14/23	1,020,000	1,014,821
4.250%, 11/14/28	1,035,000	1,019,511
4.400%, 11/06/42	880,000	813,533
4.500%, 05/14/35	2,365,000	2,269,002
Allergan Finance LLC 3.250%, 10/01/22	1,015,000	996,363
Allergan Funding SCS 3.800%, 03/15/25	9,838,000	9,629,995
Bayer US Finance II LLC 3.375%, 07/15/24 (144A)	285,000	271,487
3.600%, 07/15/42 (144A)	570,000	446,254
CVS Health Corp. 4.000%, 12/05/23	2,205,000	2,208,947
4.100%, 03/25/25	2,945,000	2,935,851
4.780%, 03/25/38	740,000	734,237
5.050%, 03/25/48	2,250,000	2,298,703
5.125%, 07/20/45	5,110,000	5,246,793
GlaxoSmithKline Capital, Inc. 3.875%, 05/15/28 (b)	840,000	848,276
Johnson & Johnson 3.625%, 03/03/37	305,000	293,108
Merck & Co., Inc. 3.600%, 09/15/42	245,000	230,835

BHFTII-18

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	6,480,000	$6,410,860
Wyeth LLC 5.950%, 04/01/37	1,685,000	2,040,091

		39,708,667

Pipelines—1.7%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 4.250%, 12/01/27	535,000	522,453
5.200%, 12/01/47	1,240,000	1,236,556
5.250%, 01/15/25	100,000	102,418
5.500%, 10/15/19	2,260,000	2,302,420
Buckeye Partners L.P. 4.875%, 02/01/21	3,110,000	3,165,947
Enbridge, Inc. 2.900%, 07/15/22	2,120,000	2,055,984
3.700%, 07/15/27 (b)	1,690,000	1,631,381
5.500%, 3M LIBOR + 3.418%, 07/15/77 (c)	1,510,000	1,397,567
Energy Transfer Equity L.P. 4.250%, 03/15/23	4,600,000	4,571,250
5.875%, 01/15/24	2,789,000	2,935,423
Energy Transfer L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	630,000	652,403
Energy Transfer Partners L.P. 4.900%, 02/01/24	330,000	340,050
6.500%, 02/01/42	2,650,000	2,906,608
Enterprise Products Operating LLC 4.900%, 05/15/46	1,429,000	1,475,604
5.100%, 02/15/45	501,000	527,883
Kinder Morgan Energy Partners L.P. 5.000%, 03/01/43	360,000	351,713
5.800%, 03/15/35	585,000	637,664
6.375%, 03/01/41	260,000	295,833
Kinder Morgan, Inc. 5.050%, 02/15/46	3,185,000	3,176,798
MPLX L.P. 4.875%, 06/01/25	1,101,000	1,137,106
5.200%, 03/01/47	754,000	754,440
Northwest Pipeline LLC 4.000%, 04/01/27 (144A)	2,735,000	2,645,897
Plains All American Pipeline L.P. / PAA Finance Corp. 3.650%, 06/01/22	280,000	276,527
Regency Energy Partners L.P. / Regency Energy Finance Corp. 4.500%, 11/01/23	2,190,000	2,221,064
5.875%, 03/01/22	3,395,000	3,592,026
Sabine Pass Liquefaction LLC 5.625%, 04/15/23	3,230,000	3,433,151
5.750%, 05/15/24	3,380,000	3,627,458
5.875%, 06/30/26	1,160,000	1,252,314
Spectra Energy Partners L.P. 4.500%, 03/15/45	2,060,000	1,967,513
Sunoco Logistics Partners Operations L.P. 5.400%, 10/01/47	2,610,000	2,577,859
TransCanada PipeLines, Ltd. 4.875%, 05/15/48	1,235,000	1,265,192

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Transcontinental Gas Pipe Line Co. LLC 4.000%, 03/15/28	1,750,000	$1,709,066
4.600%, 03/15/48	390,000	378,912
7.850%, 02/01/26	895,000	1,089,794
Williams Cos., Inc. (The) 3.700%, 01/15/23	1,070,000	1,057,841
4.000%, 11/15/21	675,000	681,148
4.550%, 06/24/24	680,000	690,669
5.750%, 06/24/44	1,480,000	1,581,706
7.500%, 01/15/31	645,000	782,930
Williams Partners L.P. 4.000%, 09/15/25	1,765,000	1,735,919

		64,744,487

Real Estate Investment Trusts—0.3%
American Tower Corp. 3.000%, 06/15/23	1,520,000	1,463,021
3.300%, 02/15/21	1,342,000	1,333,791
3.450%, 09/15/21	500,000	497,869
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.849%, 04/15/23	850,000	844,173
Crown Castle International Corp. 2.250%, 09/01/21	2,481,000	2,383,009
3.200%, 09/01/24	3,660,000	3,480,853
3.400%, 02/15/21	668,000	666,266
Trust F/1401 6.950%, 01/30/44	280,000	288,400

		10,957,382

Retail—0.3%
Home Depot, Inc. (The) 5.875%, 12/16/36	405,000	493,995
Lowe’s Cos., Inc. 4.375%, 09/15/45	1,405,000	1,413,176
McDonald’s Corp. 3.700%, 02/15/42	290,000	253,242
4.450%, 03/01/47	765,000	749,965
4.450%, 09/01/48	495,000	488,208
4.700%, 12/09/35	1,035,000	1,074,708
4.875%, 12/09/45	930,000	971,122
Walgreens Boots Alliance, Inc. 3.800%, 11/18/24	2,250,000	2,221,243
4.800%, 11/18/44	114,000	110,519
Walmart, Inc. 3.550%, 06/26/25	1,370,000	1,376,209
4.050%, 06/29/48	650,000	649,612

		9,801,999

Semiconductors—0.8%
Analog Devices, Inc. 2.500%, 12/05/21	1,895,000	1,823,267
3.500%, 12/05/26	1,920,000	1,837,879
3.900%, 12/15/25	347,000	340,432
5.300%, 12/15/45	113,000	120,553

BHFTII-19

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Applied Materials, Inc. 4.350%, 04/01/47 (b)	567,000	$563,409
5.100%, 10/01/35	1,139,000	1,248,737
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 2.375%, 01/15/20	1,782,000	1,761,093
3.000%, 01/15/22	10,267,000	10,000,857
Lam Research Corp. 2.750%, 03/15/20	1,335,000	1,327,156
NXP B.V. / NXP Funding LLC 3.875%, 09/01/22 (144A)	2,956,000	2,926,440
4.125%, 06/01/21 (144A)	1,255,000	1,259,079
4.625%, 06/15/22 (144A)	715,000	721,256
QUALCOMM, Inc. 2.600%, 01/30/23	3,105,000	2,985,091
4.300%, 05/20/47 (b)	2,255,000	2,124,203
4.800%, 05/20/45	841,000	850,537
Texas Instruments, Inc. 4.150%, 05/15/48	660,000	660,867

		30,550,856

Software—0.8%
Autodesk, Inc. 3.500%, 06/15/27	2,130,000	1,982,723
Fidelity National Information Services, Inc. 3.000%, 08/15/26	4,000,000	3,694,464
4.500%, 08/15/46	15,000	14,134
4.750%, 05/15/48	1,560,000	1,544,625
Microsoft Corp. 3.450%, 08/08/36	4,100,000	3,905,801
3.500%, 02/12/35	1,449,000	1,395,918
3.700%, 08/08/46	4,105,000	3,933,881
Oracle Corp. 2.650%, 07/15/26	1,710,000	1,585,992
3.250%, 11/15/27	979,000	941,838
3.900%, 05/15/35	1,422,000	1,374,529
4.000%, 07/15/46	1,364,000	1,297,743
4.000%, 11/15/47	595,000	563,832
VMware, Inc. 2.300%, 08/21/20	6,979,000	6,841,310

		29,076,790

Telecommunications—1.9%
AT&T, Inc. 4.300%, 02/15/30 (144A)	8,555,000	8,221,563
4.350%, 06/15/45	4,340,000	3,733,196
5.150%, 02/15/50 (144A)	2,080,000	1,965,453
5.250%, 03/01/37	1,953,000	1,944,104
Axtel S.A.B. de CV 6.375%, 11/14/24	200,000	197,292
6.375%, 11/14/24 (144A)	920,000	907,543
Deutsche Telekom International Finance B.V. 4.375%, 06/21/28 (144A)	1,100,000	1,095,976
Digicel Group, Ltd. 7.125%, 04/01/22 (144A) (b)	386,000	252,776

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Juniper Networks, Inc. 3.300%, 06/15/20 (b)	1,478,000	$1,476,569
Oi S.A. 10.000%, 4.000% PIK, 07/27/25 (i)	628,000	646,840
Rogers Communications, Inc. 5.000%, 03/15/44	214,000	223,616
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	2,757,750	2,747,408
4.738%, 03/20/25 (144A)	9,605,000	9,600,678
Telefonica Emisiones S.A.U. 4.665%, 03/06/38	1,895,000	1,778,107
TELUS Corp. 4.600%, 11/16/48	235,000	233,463
Verizon Communications, Inc. 2.860%, 3M LIBOR + 0.550%, 05/22/20 (c)	4,870,000	4,897,761
4.125%, 08/15/46	1,160,000	1,038,072
4.329%, 09/21/28 (144A)	11,893,000	11,960,874
4.400%, 11/01/34	760,000	740,286
4.500%, 08/10/33	3,260,000	3,233,372
5.500%, 03/16/47 (b)	4,200,000	4,578,228
Vodafone Group plc 3.750%, 01/16/24	4,154,000	4,106,422
4.125%, 05/30/25	1,250,000	1,239,830
5.250%, 05/30/48	2,985,000	2,992,374

		69,811,803

Transportation—0.4%
Burlington Northern Santa Fe LLC 4.125%, 06/15/47	970,000	959,925
4.150%, 04/01/45	490,000	482,500
4.150%, 12/15/48	105,000	103,644
4.700%, 09/01/45	665,000	704,473
CSX Corp. 4.250%, 11/01/66	635,000	568,487
FedEx Corp. 3.900%, 02/01/35	1,975,000	1,857,327
4.050%, 02/15/48	2,470,000	2,210,982
4.900%, 01/15/34	190,000	201,204
Hidrovias International Finance S.a.r.l. 5.950%, 01/24/25 (144A)	588,000	536,550
Norfolk Southern Corp. 3.650%, 08/01/25	175,000	173,769
4.050%, 08/15/52	995,000	930,205
Rumo Luxembourg S.a.r.l. 5.875%, 01/18/25 (144A)	679,000	633,592
7.375%, 02/09/24 (144A)	1,004,000	1,025,737
Ryder System, Inc. 3.750%, 06/09/23	135,000	134,667
Union Pacific Corp. 3.375%, 02/01/35	1,148,000	1,031,406
3.600%, 09/15/37	1,475,000	1,348,950
3.799%, 10/01/51	310,000	274,951
3.875%, 02/01/55	1,196,000	1,049,810

BHFTII-20

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Union Pacific Railroad Co. Pass-Through Trust 3.227%, 05/14/26	735,629	$712,424

		14,940,603

Trucking & Leasing—0.1%
GATX Corp. 2.600%, 03/30/20	1,747,000	1,724,896
3.850%, 03/30/27	650,000	617,539
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.400%, 11/15/26 (144A)	2,690,000	2,502,740

		4,845,175

Total Corporate Bonds & Notes (Cost $1,111,189,008)		1,091,364,233

Asset-Backed Securities—12.3%

Asset-Backed - Credit Card—0.0%
World Financial Network Credit Card Master Trust 4.550%, 08/15/22	1,600,000	1,600,929

Asset-Backed - Home Equity—1.0%
ACE Securities Corp. Home Equity Loan Trust 2.346%, 1M LIBOR + 0.130%, 05/25/37 (c)	1,198,039	377,653
Bayview Financial Revolving Asset Trust 3.242%, 1M LIBOR + 1.000%, 05/28/39 (144A) (c)	7,642,362	6,746,777
3.242%, 1M LIBOR + 1.000%, 12/28/40 (144A) (c)	532,634	508,526
Bear Stearns Asset-Backed Securities Trust 2.566%, 1M LIBOR + 0.350%, 04/25/37 (c)	2,586,562	2,050,334
3.416%, 1M LIBOR + 1.200%, 01/25/36 (c)	97,646	96,402
3.941%, 1M LIBOR + 1.725%, 08/25/34 (c)	93,048	93,014
Citigroup Mortgage Loan Trust 2.416%, 1M LIBOR + 0.200%, 05/25/37 (c)	2,741,169	1,980,186
2.466%, 1M LIBOR + 0.250%, 08/25/36 (c)	1,810,000	1,765,023
2.486%, 1M LIBOR + 0.270%, 05/25/37 (c)	1,245,159	907,187
Countrywide Asset-Backed Certificates 2.536%, 1M LIBOR + 0.320%, 10/25/36 (c)	1,340,654	1,272,508
Countrywide Home Equity Loan Trust 5.842%, 06/25/35	124,410	167,034
6.155%, 06/25/35	405,765	438,360
Home Equity Mortgage Loan Asset-Backed Trust 4.241%, 1M LIBOR + 2.025%, 07/25/34 (c)	266,538	267,381
Home Equity Mortgage Trust 5.867%, 07/25/36	748,000	264,641
Home Loan Mortgage Loan Trust 2.878%, 1M LIBOR + 0.720%, 04/15/36 (c)	904,221	832,701
Irwin Home Equity Loan Trust 6.530%, 09/25/37 (144A)	269,645	262,256
MASTR Asset-Backed Securities Trust 2.366%, 1M LIBOR + 0.150%, 06/25/36 (c)	971,429	553,087
2.476%, 1M LIBOR + 0.260%, 06/25/36 (144A) (c)	648,130	513,437
2.496%, 1M LIBOR + 0.280%, 05/25/37 (c)	621,846	522,232
Mill City Mortgage Trust 1.000%, 06/01/57 (144A)	3,560,000	890,000
4.000%, 06/01/57 (144A)	2,124,780	2,124,780

Asset-Backed - Home Equity—(Continued)
Morgan Stanley ABS Capital I, Inc. Trust 2.346%, 1M LIBOR + 0.130%, 11/25/36 (c)	4,828,737	2,989,817
Nationstar Home Equity Loan Trust 2.396%, 1M LIBOR + 0.180%, 06/25/37 (c)	122,023	121,293
Option One Mortgage Loan Trust 2.426%, 1M LIBOR + 0.210%, 03/25/37 (c)	930,000	636,736
5.820%, 03/25/37	4,612,964	4,533,152
5.866%, 01/25/37	2,560,156	2,408,019
Securitized Asset Backed Receivables LLC Trust 2.406%, 1M LIBOR + 0.190%, 11/25/36 (144A) (c)	1,047,850	642,861
Security National Mortgage Loan Trust 2.566%, 1M LIBOR + 0.350%, 04/25/37 (144A) (c)	352,524	347,359
WaMu Asset-Backed Certificates WaMu Trust 2.466%, 1M LIBOR + 0.250%, 04/25/37 (c)	3,331,933	1,791,243
2.576%, 1M LIBOR + 0.360%, 04/25/37 (c)	354,018	192,048
Yale Mortgage Loan Trust 2.616%, 1M LIBOR + 0.400%, 06/25/37 (144A) (c)	903,721	393,793

		36,689,840

Asset-Backed - Manufactured Housing—0.5%
Bank of America Manufactured Housing Contract Trust 7.070%, 02/10/22 (c)	470,000	407,778
7.930%, 12/10/25 (c)	4,000,000	2,754,465
BCMSC Trust 7.575%, 06/15/30 (c)	1,270,292	469,187
7.830%, 06/15/30 (c)	1,178,847	450,069
8.290%, 06/15/30 (c)	2,018,917	816,079
Conseco Finance Corp. 6.280%, 09/01/30	501,418	533,412
6.830%, 04/01/30 (c)	139,980	126,065
6.980%, 09/01/30 (c)	1,060,719	916,371
7.500%, 03/01/30 (c)	476,095	336,952
7.860%, 03/01/30 (c)	651,131	476,203
Conseco Finance Securitizations Corp. 7.960%, 05/01/31	975,314	600,309
7.970%, 05/01/32	2,294,133	1,075,082
8.060%, 09/01/29 (c)	658,293	327,636
8.200%, 05/01/31	1,782,163	1,126,562
Credit Suisse First Boston Mortgage Securities Corp. 8.100%, 09/25/31 (c)	720,000	766,865
Credit-Based Asset Servicing & Securitization LLC 6.250%, 10/25/36 (144A)	344,000	346,873
Greenpoint Manufactured Housing 8.290%, 12/15/29 (c)	440,000	469,072
9.230%, 12/15/29 (c)	547,844	450,650
Lehman ABS Manufactured Housing Contract Trust 6.630%, 04/15/40 (c)	2,430,000	2,561,570
Oakwood Mortgage Investors, Inc. 6.930%, 09/15/31 (c)	271,215	235,160
7.620%, 06/15/32 (c)	818,602	684,087
Origen Manufactured Housing Contract Trust 3.358%, 1M LIBOR + 1.200%, 10/15/37 (144A) (c)	920,250	928,260
7.820%, 03/15/32 (c)	344,754	339,512

		17,198,219

BHFTII-21

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—10.3%
Ajax Mortgage Loan Trust Zero Coupon, 02/26/57 (144A)	1,124,905	$490,909
Zero Coupon, 12/25/57 (144A) (c)	1,729,636	1,072,374
Zero Coupon, 04/25/58 (144A)	800,456	584,333
Zero Coupon, 08/25/58	895,000	548,714
3.470%, 04/25/57 (144A)	3,062,787	3,042,966
3.750%, 12/25/57 (144A)	3,704,412	3,704,412
3.750%, 08/25/58	3,511,000	3,511,000
3.850%, 04/25/58 (144A)	3,427,505	3,406,746
4.000%, 10/25/57 (144A)	726,395	728,271
Allegro CLO, Ltd. 3.233%, 3M LIBOR + 1.080%, 10/21/28 (144A) (c)	1,370,000	1,370,000
3.466%, 3M LIBOR + 1.130%, 01/17/31 (144A) (c)	1,270,000	1,268,068
3.579%, 3M LIBOR + 1.240%, 10/16/30 (144A) (c)	400,000	400,660
ALM, Ltd. 2.604%, 3M LIBOR + 1.250%, 10/18/27 (144A) (c)	900,000	892,432
3.229%, 3M LIBOR + 0.890%, 04/16/27 (144A) (c)	2,780,000	2,773,261
3.239%, 3M LIBOR + 1.500%, 07/15/27 (144A) (c)	1,810,000	1,806,480
3.243%, 3M LIBOR + 0.910%, 10/18/27 (144A) (c)	1,450,000	1,447,758
3.748%, 3M LIBOR + 1.400%, 07/15/26 (144A) (c)	459,000	458,536
3.989%, 3M LIBOR + 1.650%, 04/16/27 (144A) (c)	1,385,000	1,372,624
4.239%, 3M LIBOR + 1.900%, 07/15/27 (144A) (c)	720,000	718,550
AMMC CLO, Ltd. 3.541%, 3M LIBOR + 1.200%, 11/10/30 (144A) (c)	500,000	500,124
AMSR Trust 5.308%, 1M LIBOR + 3.150%, 11/17/33 (144A) (c)	340,000	340,687
6.058%, 1M LIBOR + 3.900%, 11/17/33 (144A) (c)	130,000	130,371
7.258%, 1M LIBOR + 5.100%, 11/17/33 (144A) (c)	460,000	462,584
Anchorage Capital CLO, Ltd. 3.299%, 3M LIBOR + 0.960%, 10/15/27 (144A) (c)	7,290,000	7,276,462
3.327%, 3M LIBOR + 0.990%, 04/13/31 (144A) (c)	2,760,000	2,744,423
3.587%, 3M LIBOR + 1.250%, 10/13/30 (144A) (c)	835,000	836,622
3.609%, 3M LIBOR + 1.270%, 07/15/30 (144A) (c)	710,000	711,057
3.639%, 3M LIBOR + 1.300%, 10/15/27 (144A) (c)	1,130,000	1,121,974
3.789%, 3M LIBOR + 1.450%, 01/15/30 (144A) (c)	2,410,000	2,397,634
3.839%, 3M LIBOR + 1.500%, 01/28/31 (144A) (c)	1,270,000	1,261,607
3.939%, 3M LIBOR + 1.600%, 07/28/28 (144A) (c)	800,000	799,183
4.039%, 3M LIBOR + 1.700%, 10/15/27 (144A) (c)	250,000	248,778
4.189%, 3M LIBOR + 1.850%, 01/15/30 (144A) (c)	1,010,000	1,001,397
4.189%, 3M LIBOR + 1.850%, 01/28/31 (144A) (c)	1,390,000	1,369,933
4.487%, 3M LIBOR + 2.150%, 10/13/30 (144A) (c)	590,000	589,833
Apidos CLO 3.322%, 3M LIBOR + 0.980%, 01/19/25 (144A) (c)	294,720	294,570
3.419%, 3M LIBOR + 1.080%, 04/15/31 (144A) (c)	1,040,000	1,036,754
4.148%, 3M LIBOR + 1.800%, 10/20/28 (144A) (c)	960,000	960,107
Arbor Realty Collateralized Loan Obligation, Ltd. 3.148%, 1M LIBOR + 0.990%, 12/15/27 (144A) (c)	1,200,000	1,201,906
Arbor Realty Commercial Real Estate Notes, Ltd. 3.148%, 1M LIBOR + 0.990%, 08/15/27 (144A) (c)	570,000	570,732
3.858%, 1M LIBOR + 1.700%, 09/15/26 (144A) (c)	1,590,000	1,598,411
Ares CLO, Ltd. 3.509%, 3M LIBOR + 1.170%, 10/15/30 (144A) (c)	390,000	390,157
ArrowMark Colorado Holdings 3.495%, 3M LIBOR + 1.160%, 10/25/30 (144A) (c)	750,000	750,086
4.385%, 3M LIBOR + 2.050%, 10/25/30 (144A) (c)	1,125,000	1,113,724

Asset-Backed - Other—(Continued)
Atlas Senior Loan Fund IV, Ltd. 2.994%, 3M LIBOR + 0.680%, 02/17/26 (144A) (c)	2,079,940	2,073,998
Atrium 3.487%, 3M LIBOR + 1.140%, 10/23/25 (144A) (c)	380,000	380,044
3.997%, 3M LIBOR + 1.650%, 04/22/27 (144A) (c)	1,119,000	1,106,377
Avery Point CLO, Ltd. 3.316%, 3M LIBOR + 0.980%, 07/17/26 (144A) (c)	1,220,000	1,219,378
3.839%, 3M LIBOR + 1.500%, 01/15/28 (144A) (c)	2,820,000	2,822,499
B2R Mortgage Trust 2.524%, 05/15/48 (144A)	395,414	390,355
3.336%, 11/15/48 (144A)	388,995	387,011
Babson CLO, Ltd. 3.338%, 3M LIBOR + 0.990%, 01/20/31 (144A) (c)	680,000	676,943
3.538%, 3M LIBOR + 1.190%, 10/20/30 (144A) (c)	870,000	870,459
3.748%, 3M LIBOR + 1.400%, 01/20/31 (144A) (c)	250,000	248,379
4.948%, 3M LIBOR + 2.600%, 07/20/28 (144A) (c)	350,000	350,217
Benefit Street Partners CLO, Ltd. 3.113%, 3M LIBOR + 0.780%, 07/18/27 (144A) (c)	820,000	817,074
3.207%, 3M LIBOR + 1.090%, 04/20/31 (144A) (c)	440,000	438,173
3.448%, 3M LIBOR + 1.100%, 01/20/31 (144A) (c)	2,000,000	1,995,952
3.573%, 3M LIBOR + 1.240%, 10/18/29 (144A) (c)	3,800,000	3,800,802
BlueMountain CLO, Ltd. 3.349%, 3M LIBOR + 1.010%, 04/15/25 (144A) (c)	1,797,755	1,798,133
3.527%, 3M LIBOR + 1.180%, 10/22/30 (144A) (c)	760,000	760,888
Bowman Park CLO, Ltd. 3.490%, 3M LIBOR + 1.180%, 11/23/25 (144A) (c)	1,100,000	1,100,372
BSPRT Issuer, Ltd. 3.208%, 1M LIBOR + 1.050%, 03/15/28 (144A) (c)	1,380,000	1,379,103
3.508%, 1M LIBOR + 1.350%, 06/15/27 (144A) (c)	751,611	752,889
C-BASS Trust 2.376%, 1M LIBOR + 0.160%, 10/25/36 (c)	274,931	211,228
2.386%, 1M LIBOR + 0.170%, 04/25/37 (c)	423,023	320,268
3.633%, 01/25/37	2,488,077	1,228,105
Carlyle Global Market Strategies CLO, Ltd. 3.138%, 3M LIBOR + 1.050%, 07/27/31 (144A) (c)	4,100,000	4,082,436
3.223%, 3M LIBOR + 0.890%, 01/18/29 (144A) (c)	510,000	505,078
3.306%, 3M LIBOR + 0.970%, 04/17/31 (144A) (c)	970,000	962,920
3.798%, 3M LIBOR + 1.450%, 01/20/29 (144A) (c)	7,485,000	7,496,826
3.939%, 3M LIBOR + 1.600%, 07/28/28 (144A) (c)	640,000	639,985
Carlyle U.S. CLO, Ltd. 3.519%, 3M LIBOR + 1.180%, 01/15/30 (144A) (c)	1,550,000	1,552,356
Carrington Mortgage Loan Trust 2.336%, 1M LIBOR + 0.120%, 10/25/36 (c)	484,461	365,427
2.366%, 1M LIBOR + 0.150%, 06/25/37 (c)	275,693	273,622
2.376%, 1M LIBOR + 0.160%, 10/25/36 (c)	630,656	557,826
2.436%, 1M LIBOR + 0.220%, 10/25/36 (c)	730,000	503,221
2.456%, 1M LIBOR + 0.240%, 08/25/36 (c)	4,800,000	3,648,849
2.686%, 1M LIBOR + 0.470%, 12/25/35 (c)	834,000	831,525
CBAM, Ltd. 3.598%, 3M LIBOR + 1.250%, 07/20/30 (144A) (c)	2,000,000	2,014,192
4.086%, 3M LIBOR + 1.750%, 10/17/29 (144A) (c)	1,020,000	1,021,166
Cedar Funding CLO, Ltd. 3.217%, 3M LIBOR + 0.980%, 04/20/31 (144A) (c)	380,000	377,859
3.586%, 3M LIBOR + 1.250%, 10/17/30 (144A) (c)	5,150,000	5,152,142
3.946%, 3M LIBOR + 1.100%, 07/17/31 (144A) (c)	770,000	769,607

BHFTII-22

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Cent CLO, Ltd. 3.286%, 3M LIBOR + 1.070%, 10/15/26 (144A) (c)	1,130,000	$1,129,229
Chase Funding Trust 6.333%, 04/25/32	339,460	343,595
CIFC Funding, Ltd. 3.157%, 3M LIBOR + 1.000%, 04/18/31 (144A) (c)	1,520,000	1,508,030
3.433%, 3M LIBOR + 1.100%, 01/18/31 (144A) (c)	340,000	338,629
3.543%, 3M LIBOR + 1.210%, 10/18/30 (144A) (c)	2,130,000	2,132,300
3.847%, 3M LIBOR + 1.500%, 07/22/26 (144A) (c)	290,000	289,994
4.089%, 3M LIBOR + 1.750%, 07/16/30 (144A) (c)	250,000	250,431
4.247%, 3M LIBOR + 1.900%, 07/22/26 (144A) (c)	470,000	470,100
Citicorp Residential Mortgage Trust 5.154%, 06/25/37	1,030,000	977,760
Citigroup Mortgage Loan Trust, Inc. 2.536%, 1M LIBOR + 0.320%, 11/25/36 (c)	990,000	842,825
Colony American Homes 3.331%, 1M LIBOR + 1.200%, 07/17/32 (144A) (c)	1,579,528	1,581,484
Countrywide Asset-Backed Certificates 2.376%, 1M LIBOR + 0.160%, 12/25/35 (c)	1,915,262	1,884,524
2.436%, 1M LIBOR + 0.220%, 12/25/25 (c)	74,186	80,512
Countrywide Asset-Backed Certificates Trust 2.376%, 1M LIBOR + 0.160%, 09/25/46 (c)	121,731	119,722
Countrywide Revolving Home Equity Loan Resecuritization Trust 2.458%, 1M LIBOR + 0.300%, 12/15/33 (144A) (c)	612,180	577,408
Countrywide Revolving Home Equity Loan Trust 2.338%, 1M LIBOR + 0.180%, 05/15/35 (c)	407,970	393,076
Credit Suisse Mortgage Trust 4.500%, 03/25/21 (144A)	5,255,358	5,304,187
Credit-Based Asset Servicing & Securitization LLC 3.468%, 12/25/36	211,292	191,962
CWABS Asset-Backed Certificates Trust 4.543%, 05/25/36 (c)	412,795	403,081
4.946%, 05/25/36 (c)	1,465,137	1,433,458
CWHEQ Revolving Home Equity Loan Resuritization Trust 2.398%, 1M LIBOR + 0.240%, 12/15/35 (144A) (c)	480,013	464,009
CWHEQ Revolving Home Equity Loan Trust 2.308%, 1M LIBOR + 0.150%, 11/15/36 (c)	821,164	674,291
DCP Rights LLC 5.463%, 10/25/44 (144A)	6,694,962	6,639,775
Dorchester Park CLO DAC 3.798%, 3M LIBOR + 1.450%, 04/20/28 (144A) (c)	934,000	926,361
Dryden 41 Senior Loan Fund 3.309%, 3M LIBOR + 0.970%, 04/15/31 (144A) (c)	250,000	248,170
Dryden CLO, Ltd. 3.459%, 3M LIBOR + 1.120%, 01/15/31 (144A) (c)	6,020,000	6,014,642
Dryden Senior Loan Fund 3.239%, 3M LIBOR + 0.900%, 10/15/27 (144A) (c)	1,630,000	1,629,112
3.514%, 3M LIBOR + 1.200%, 08/15/30 (144A) (c)	2,205,000	2,205,375
4.189%, 3M LIBOR + 1.850%, 10/15/27 (144A) (c)	660,000	656,534
First Franklin Mortgage Loan Trust 2.356%, 1M LIBOR + 0.140%, 12/25/36 (c)	5,531,097	3,364,246
2.366%, 1M LIBOR + 0.150%, 12/25/36 (c)	3,160,437	2,743,592
2.376%, 1M LIBOR + 0.160%, 04/25/36 (c)	438,741	426,617
2.426%, 1M LIBOR + 0.210%, 12/25/36 (c)	10,174,799	6,257,201
Flatiron CLO, Ltd. 3.229%, 3M LIBOR + 0.890%, 04/15/27 (144A) (c)	970,000	968,706

Asset-Backed - Other—(Continued)
Fremont Home Loan Trust 2.356%, 1M LIBOR + 0.140%, 02/25/37 (c)	2,542,057	2,005,567
Galaxy CLO, Ltd. 3.994%, 3M LIBOR + 1.680%, 11/15/26 (144A) (c)	430,000	425,512
GE-WMC Asset-Backed Pass-Through Certificates 2.466%, 1M LIBOR + 0.250%, 12/25/35 (c)	189,895	189,051
GE-WMC Mortgage Securities Trust 2.366%, 1M LIBOR + 0.150%, 08/25/36 (c)	7,244,974	4,638,832
Greystone Commercial Real Estate Notes, Ltd. 3.708%, 1M LIBOR + 1.550%, 03/15/27 (144A) (c)	400,000	402,499
Greywolf CLO, Ltd. 4.686%, 3M LIBOR + 2.350%, 01/17/27 (144A) (c)	320,000	320,060
Highbridge Loan Management, Ltd. 3.341%, 3M LIBOR + 1.000%, 02/05/31 (144A) (c)	1,390,000	1,383,723
4.439%, 3M LIBOR + 2.100%, 01/29/26 (144A) (c)	670,000	670,456
Home Equity Mortgage Loan Asset-Backed Trust 2.416%, 1M LIBOR + 0.200%, 07/25/37 (c)	1,157,992	758,004
Invitation Homes Trust 4.158%, 1M LIBOR + 2.000%, 03/17/37 (144A) (c)	520,000	522,106
4.158%, 1M LIBOR + 2.000%, 07/17/37 (144A) (c)	840,000	847,403
4.658%, 1M LIBOR + 2.500%, 03/17/37 (144A) (c)	410,000	412,548
KKR CLO, Ltd. 3.389%, 3M LIBOR + 1.050%, 07/15/27 (144A) (c)	1,540,000	1,540,000
Knollwood CDO, Ltd. 4.355%, 3M LIBOR + 3.200%, 01/10/39 (144A) (c) (g) (h) (j)	886,864	0
LCM, Ltd. 3.379%, 3M LIBOR + 1.040%, 10/20/27 (144A) (c)	1,010,000	1,010,000
3.418%, 3M LIBOR + 1.070%, 01/20/31 (144A) (c)	2,590,000	2,586,076
Legacy Mortgage Asset Trust 4.000%, 02/25/58 (144A) (c)	1,536,591	1,525,152
Lehman ABS Mortgage Loan Trust 2.306%, 1M LIBOR + 0.090%, 06/25/37 (144A) (c)	206,159	144,026
Lendmark Funding Trust 2.830%, 12/22/25 (144A)	5,270,000	5,240,086
Litigation Fee Residual Funding LLC 4.000%, 10/30/27 (144A)	2,700,547	2,687,044
LoanCore Issuer, Ltd. 3.288%, 1M LIBOR + 1.130%, 05/15/28 (144A) (c)	2,210,000	2,214,171
Long Beach Mortgage Loan Trust 2.326%, 1M LIBOR + 0.110%, 10/25/36 (c)	563,485	243,582
2.366%, 1M LIBOR + 0.150%, 06/25/36 (c)	629,063	365,631
2.376%, 1M LIBOR + 0.160%, 05/25/36 (c)	3,649,115	1,737,925
2.376%, 1M LIBOR + 0.160%, 10/25/36 (c)	2,239,062	973,000
2.376%, 1M LIBOR + 0.160%, 11/25/36 (c)	2,727,617	1,226,936
2.396%, 1M LIBOR + 0.180%, 05/25/46 (c)	2,060,168	875,634
2.406%, 1M LIBOR + 0.190%, 03/25/46 (c)	2,545,970	1,240,663
2.436%, 1M LIBOR + 0.220%, 02/25/36 (c)	1,978,318	1,917,597
2.436%, 1M LIBOR + 0.220%, 11/25/36 (c)	802,609	363,942
2.476%, 1M LIBOR + 0.260%, 05/25/36 (c)	2,534,106	1,227,263
2.506%, 1M LIBOR + 0.290%, 03/25/46 (c)	2,622,311	1,285,594
Madison Park Funding, Ltd. 3.292%, 3M LIBOR + 0.950%, 04/19/30 (144A) (c)	1,330,000	1,327,313
3.468%, 3M LIBOR + 1.120%, 07/20/26 (144A) (c)	11,135,000	11,135,312
3.537%, 3M LIBOR + 1.190%, 10/21/30 (144A) (c)	5,000,000	5,004,720
3.539%, 3M LIBOR + 1.200%, 07/29/30 (144A) (c)	2,450,000	2,454,165

BHFTII-23

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Marathon CLO, Ltd. 3.308%, 1M LIBOR + 1.150%, 06/15/28 (144A) (c)	510,000	$509,997
Marble Point CLO, Ltd. 3.513%, 3M LIBOR + 1.180%, 12/18/30 (144A) (c)	830,000	829,154
Merrill Lynch First Franklin Mortgage Loan Trust 2.456%, 1M LIBOR + 0.240%, 05/25/37 (c)	11,032,553	7,650,969
Mountain Hawk II CLO, Ltd. 3.948%, 3M LIBOR + 1.600%, 07/20/24 (144A) (c)	1,138,000	1,130,546
MP CLO, Ltd. 3.598%, 3M LIBOR + 1.250%, 10/20/30 (144A) (c)	1,010,000	1,010,513
Neuberger Berman Loan Advisers CLO, Ltd. 3.503%, 3M LIBOR + 1.170%, 10/18/30 (144A) (c)	1,770,000	1,770,740
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.616%, 1M LIBOR + 0.400%, 10/25/36 (144A) (c)	358,870	320,675
Northwoods Capital XVII, Ltd. 3.308%, 3M LIBOR + 1.060%, 04/22/31 (144A) (c)	3,360,000	3,354,113
OCP CLO, Ltd. 3.155%, 3M LIBOR + 0.820%, 10/26/27 (144A) (c)	270,000	269,856
3.186%, 3M LIBOR + 0.850%, 04/17/27 (144A) (c)	1,263,000	1,259,651
3.415%, 3M LIBOR + 1.080%, 04/26/31 (144A) (c)	160,000	159,170
3.599%, 3M LIBOR + 1.260%, 07/15/30 (144A) (c)	3,270,000	3,279,463
3.903%, 3M LIBOR + 1.570%, 10/18/28 (144A) (c)	540,000	539,999
4.272%, 3M LIBOR + 1.950%, 11/20/30 (144A) (c)	250,000	248,308
Octagon Investment Partners, Ltd. 3.212%, 3M LIBOR + 0.900%, 05/21/27 (144A) (c)	4,670,000	4,664,489
3.299%, 3M LIBOR + 0.960%, 04/16/31 (144A) (c)	2,210,000	2,192,762
3.335%, 3M LIBOR + 1.000%, 01/25/31 (144A) (c)	3,420,000	3,415,759
3.356%, 3M LIBOR + 1.020%, 07/17/30 (144A) (c)	5,600,000	5,573,260
3.538%, 3M LIBOR + 1.190%, 01/20/31 (144A) (c)	430,000	430,215
3.662%, 3M LIBOR + 1.350%, 05/21/27 (144A) (c)	3,090,000	3,090,192
OFSI Fund, Ltd. 3.469%, 3M LIBOR + 1.130%, 03/20/25 (144A) (c)	4,190,000	4,189,015
OHA Loan Funding, Ltd. 3.350%, 3M LIBOR + 1.040%, 05/23/31 (144A) (c)	5,670,000	5,651,879
OneMain Financial Issuance Trust 4.100%, 03/20/28 (144A)	312,622	314,271
4.320%, 07/18/25 (144A)	3,100,000	3,112,813
OZLM Funding, Ltd. 3.597%, 3M LIBOR + 1.250%, 10/22/30 (144A) (c)	10,705,000	10,709,550
5.347%, 3M LIBOR + 3.000%, 01/22/29 (144A) (c)	3,950,000	3,964,714
OZLM, Ltd. 3.559%, 3M LIBOR + 1.220%, 11/22/30 (144A) (c)	690,000	692,452
3.838%, 3M LIBOR + 1.490%, 01/20/29 (144A) (c)	1,950,000	1,951,831
4.039%, 3M LIBOR + 1.700%, 01/15/29 (144A) (c)	2,570,000	2,547,859
4.248%, 3M LIBOR + 1.900%, 01/20/31 (144A) (c)	320,000	317,818
4.448%, 3M LIBOR + 2.100%, 01/20/29 (144A) (c)	810,000	811,707
5.898%, 3M LIBOR + 3.550%, 01/20/27 (144A) (c)	1,720,000	1,720,268
Palmer Square CLO, Ltd. 3.208%, 3M LIBOR + 1.030%, 04/18/31 (144A) (c)	1,040,000	1,032,446
3.466%, 3M LIBOR + 1.130%, 01/17/31 (144A) (c)	1,312,000	1,312,319
3.556%, 3M LIBOR + 1.220%, 10/17/27 (144A) (c)	780,000	780,000
3.685%, 3M LIBOR + 1.350%, 08/15/26 (144A) (c)	945,000	938,811
4.586%, 3M LIBOR + 2.250%, 10/17/27 (144A) (c)	360,000	360,079
Palmer Square Loan Funding, Ltd. 3.079%, 3M LIBOR + 0.740%, 10/15/25 (144A) (c)	2,922,967	2,912,278

Asset-Backed - Other—(Continued)
Parallel Ltd. 4.098%, 3M LIBOR + 1.750%, 07/20/27 (144A) (c)	350,000	349,969
Pretium Mortgage Credit Partners LLC 3.250%, 03/28/57 (144A)	1,049,598	1,044,395
Progress Residential Trust 2.740%, 06/12/32 (144A)	1,110,732	1,094,956
2.768%, 08/17/34 (144A)	927,022	893,791
3.565%, 08/17/34 (144A)	120,000	116,797
4.261%, 08/17/34 (144A)	180,000	177,548
4.380%, 03/17/35 (144A)	250,000	246,646
4.778%, 03/17/35 (144A)	120,000	118,177
5.708%, 1M LIBOR + 3.550%, 01/17/34 (144A) (c)	650,000	654,907
6.643%, 11/12/32 (144A)	250,000	258,089
PRPM LLC 4.250%, 01/25/22 (144A)	124,515	124,459
Race Point CLO, Ltd. 3.549%, 3M LIBOR + 1.210%, 10/15/30 (144A) (c)	1,170,000	1,175,656
RAMP Trust 2.386%, 1M LIBOR + 0.170%, 02/25/37 (c)	728,090	393,623
2.486%, 1M LIBOR + 0.270%, 11/25/36 (c)	2,351,453	1,980,365
Rockford Tower CLO, Ltd. 3.538%, 3M LIBOR + 1.190%, 10/20/30 (144A) (c)	2,590,000	2,589,997
3.709%, 3M LIBOR + 1.370%, 04/15/29 (144A) (c)	3,550,000	3,554,210
4.089%, 3M LIBOR + 1.750%, 10/15/29 (144A) (c)	1,590,000	1,592,436
4.139%, 3M LIBOR + 1.800%, 04/15/29 (144A) (c)	1,500,000	1,504,061
4.639%, 3M LIBOR + 2.300%, 10/15/29 (144A) (c)	310,000	311,592
RR 3, Ltd. 3.429%, 3M LIBOR + 1.090%, 01/15/30 (144A) (c)	3,630,000	3,619,005
SG Mortgage Securities Trust 2.426%, 1M LIBOR + 0.210%, 10/25/36 (c)	570,000	449,401
Silver Creek CLO, Ltd. 3.588%, 3M LIBOR + 1.240%, 07/20/30 (144A) (c)	1,330,000	1,331,246
Sound Point CLO II, Ltd. 3.405%, 3M LIBOR + 1.070%, 01/26/31 (144A) (c)	500,000	497,436
Sound Point CLO, Ltd. 3.877%, 3M LIBOR + 1.530%, 01/23/29 (144A) (c)	3,080,000	3,082,917
4.008%, 3M LIBOR + 1.660%, 10/20/28 (144A) (c)	1,240,000	1,240,098
Soundview Home Loan Trust 3.011%, 1M LIBOR + 0.795%, 01/25/35 (c)	24,775	23,374
SpringCastle America Funding LLC 3.050%, 04/25/29 (144A)	3,100,920	3,087,265
Springleaf Funding Trust 3.620%, 11/15/24 (144A)	2,062,000	2,056,227
Stanwich Mortgage Loan Co. LLC 3.598%, 05/17/22 (144A)	4,191,966	4,172,976
3.721%, 08/16/46 (144A)	848,628	848,864
Steele Creek CLO, Ltd. 3.589%, 3M LIBOR + 1.250%, 01/15/30 (144A) (c)	670,000	670,082
Symphony CLO, Ltd. 3.369%, 3M LIBOR + 1.030%, 10/15/25 (144A) (c)	8,603,924	8,603,984
TCI-Flatiron CLO,Ltd. 3.512%, 3M LIBOR + 1.200%, 11/17/30 (144A) (c)	1,080,000	1,081,272
TIAA CLO, Ltd. 3.489%, 3M LIBOR + 1.150%, 01/16/31 (144A) (c)	571,000	570,132
3.628%, 3M LIBOR + 1.280%, 04/20/29 (144A) (c)	900,000	901,431

BHFTII-24

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Tricon American Homes Trust 4.564%, 05/17/37 (144A)	260,000	$255,606
4.960%, 05/17/37 (144A)	180,000	177,492
5.104%, 01/17/36 (144A)	340,000	342,375
Velocity Commercial Capital Loan Trust 3.466%, 1M LIBOR + 1.250%, 05/25/47 (144A) (c)	1,059,533	1,066,145
3.550%, 05/25/47 (144A) (c)	150,000	146,067
3.661%, 10/25/46 (144A) (c)	150,000	151,052
4.016%, 1M LIBOR + 1.800%, 10/25/46 (144A) (c)	374,486	378,981
4.240%, 11/25/47 (144A) (c)	237,054	230,704
4.450%, 05/25/47 (144A) (c)	150,000	148,334
4.458%, 10/25/46 (144A) (c)	100,000	99,685
5.000%, 11/25/47 (144A) (c)	138,537	134,573
5.350%, 05/25/47 (144A) (c)	150,000	152,754
5.498%, 10/25/46 (144A) (c)	140,000	141,333
7.226%, 10/25/46 (144A) (c)	160,000	164,578
Venture CLO, Ltd. 3.403%, 3M LIBOR + 1.070%, 07/15/31 (144A) (c)	420,000	418,639
3.709%, 3M LIBOR + 1.370%, 01/15/27 (144A) (c)	890,000	889,658
Vibrant CLO, Ltd. 3.828%, 3M LIBOR + 1.480%, 04/20/26 (144A) (c)	570,000	570,210
3.898%, 3M LIBOR + 1.550%, 01/20/29 (144A) (c)	1,020,000	1,023,281
4.398%, 3M LIBOR + 2.050%, 04/20/26 (144A) (c)	290,000	290,070
Voya CLO, Ltd. 3.305%, 3M LIBOR + 0.970%, 04/25/31 (144A) (c)	1,780,000	1,766,899
3.469%, 3M LIBOR + 1.130%, 10/15/30 (144A) (c)	1,020,000	1,020,195
Washington Mutural Asset-Backed Certificates Trust 2.371%, 1M LIBOR + 0.155%, 10/25/36 (c)	935,015	806,573
2.396%, 1M LIBOR + 0.180%, 09/25/36 (c)	2,252,884	1,123,390
2.436%, 1M LIBOR + 0.220%, 02/25/37 (c)	2,235,254	1,015,990
Wellfleet CLO, Ltd. 3.668%, 3M LIBOR + 1.320%, 04/20/29 (144A) (c)	850,000	850,705
West CLO, Ltd. 3.503%, 3M LIBOR + 1.160%, 11/07/25 (144A) (c)	1,646,693	1,646,233
York CLO, Ltd. 3.497%, 3M LIBOR + 1.150%, 01/22/31 (144A) (c)	1,520,000	1,519,611
3.598%, 3M LIBOR + 1.250%, 10/20/29 (144A) (c)	630,000	630,200
4.098%, 3M LIBOR + 1.750%, 10/20/29 (144A) (c)	850,000	850,457

		383,012,540

Asset-Backed - Student Loan—0.5%
Navient Private Education Loan Trust 3.500%, 12/16/58 (144A) (c)	970,000	936,712
3.908%, 1M LIBOR + 1.750%, 10/17/44 (144A) (c)	4,595,000	4,660,486
Scholar Funding Trust 2.892%, 1M LIBOR + 0.650%, 01/30/45 (144A) (c)	4,511,394	4,487,175
SLM Private Credit Student Loan Trust 2.664%, 3M LIBOR + 0.330%, 03/15/24 (c)	3,196,590	3,193,593
SLM Private Education Loan Trust 2.500%, 03/15/47 (144A)	720,000	715,181
3.000%, 05/16/44 (144A)	970,000	965,108
3.558%, 1M LIBOR + 1.400%, 10/15/31 (144A) (c)	1,295,416	1,303,577

Asset-Backed - Student Loan—(Continued)
SMB Private Education Loan Trust 3.500%, 12/17/40 (144A)	1,340,000	1,304,339

		17,566,171

Total Asset-Backed Securities (Cost $450,206,291)		456,067,699

Municipals—6.6%
Adams & Weld Counties School District No. 27J 5.000%, 12/01/42	500,000	563,775
American Municipal Power, Inc., Build America Bonds 6.449%, 02/15/44	355,000	449,679
7.834%, 02/15/41	425,000	608,073
Anne Arundel County 5.000%, 10/01/47	500,000	566,950
Arizona Health Facilities Authority 2.376%, 01/01/37 (c)	780,000	741,125
Arizona State University 5.000%, 07/01/43	330,000	372,039
Atlanta GA Water & Wastewater Revenue 5.000%, 11/01/41	760,000	861,278
Series B 5.000%, 11/01/47	500,000	563,705
Aurora, CO Water Revenue 5.000%, 08/01/41	1,020,000	1,139,503
5.000%, 08/01/46	1,190,000	1,329,420
Austin TX Water & Wastewater System Rev. 5.000%, 11/15/43	500,000	550,530
Bay Area Toll Bridge Authority, Build America Bonds 6.918%, 04/01/40	1,575,000	2,115,162
7.043%, 04/01/50	1,865,000	2,732,094
Berks County Industrial Development Authority 5.000%, 11/01/47	510,000	550,917
5.000%, 11/01/50	480,000	516,610
Buckeye Tobacco Settlement Financing Authority 5.875%, 06/01/47	2,100,000	2,099,979
Buena Park School District 5.000%, 08/01/47	260,000	292,971
California Health Facilities Financing Authority 5.000%, 08/15/33	495,000	570,290
Series A 5.000%, 08/15/47	500,000	547,955
California Infrastructure & Economic Development Bank 5.000%, 05/15/47	220,000	249,438
5.000%, 05/15/52	220,000	248,281
California Pollution Control Financing Authority 5.000%, 11/21/45 (144A)	450,000	463,595
California State Public Works Board, Build America Bond 8.361%, 10/01/34	760,000	1,096,224
Central Puget Sound Regional Transit Authority 5.000%, 11/01/50	510,000	563,657
Central Texas Regional Mobility Authority 5.000%, 01/01/45	350,000	379,757
5.000%, 01/01/46	350,000	380,762

BHFTII-25

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Chesapeake Bay Bridge & Tunnel District 5.000%, 07/01/41	360,000	$401,519
5.000%, 07/01/51	275,000	297,336
City & County of Denver 5.000%, 08/01/48	610,000	676,136
Series A 5.000%, 08/01/44	850,000	944,622
City of Cartersville GA 5.000%, 06/01/48	510,000	575,816
City of Columbia SC Waterworks & Sewer System Revenue 5.000%, 02/01/42	390,000	444,198
5.000%, 02/01/48	420,000	476,200
City of New York NY 5.000%, 04/01/40	740,000	835,416
5.000%, 04/01/45	600,000	674,772
Clark County School District 5.000%, 06/15/30	540,000	618,079
5.000%, 06/15/31	570,000	649,361
5.000%, 06/15/33	630,000	712,688
Series A 5.000%, 06/15/34	600,000	676,104
Colorado Health Facilities Authority 5.250%, 02/01/31	325,000	339,833
Colorado Springs CO Utilities System Revenue 5.000%, 11/15/42	260,000	293,899
Commonwealth Financing Authority 4.144%, 06/01/38	730,000	716,685
Series A 3.864%, 06/01/38	720,000	693,598
Commonwealth of Massachusetts 5.000%, 11/01/42	620,000	700,030
5.000%, 11/01/45	540,000	608,348
Series A 5.000%, 01/01/45	700,000	788,788
Commonwealth of Massachusetts Transportation Fund Revenue 5.000%, 06/01/48	1,030,000	1,167,453
Commonwealth of Puerto Rico 8.000%, 07/01/35 (f)	5,000,000	2,893,750
Connecticut State Health & Educational Facility Authority 5.000%, 07/01/45	1,640,000	1,755,075
County of Clark NV Series A 5.000%, 06/01/43	960,000	1,084,723
5.000%, 05/01/48	1,405,000	1,581,384
County of Franklin OH Sales Tax Revenue 5.000%, 06/01/43	460,000	526,286
5.000%, 06/01/48	900,000	1,025,685
County of King WA Sewer Revenue 5.000%, 07/01/42	320,000	361,024
5.000%, 07/01/47	520,000	573,212
Dallas Area Rapid Transit 5.000%, 12/01/41	680,000	758,703
5.000%, 12/01/46	920,000	1,023,362
Denton Independent School District 5.000%, 08/15/43	780,000	875,472
Denver City & County, CO Airport System Revenue 5.000%, 11/15/29	380,000	431,463
Denver City & County, CO Airport System Revenue 5.000%, 11/15/30	305,000	345,022
District of Columbia Water & Sewer Authority 5.000%, 10/01/49	420,000	475,612
Dutchess County Local Development Corp. 5.000%, 07/01/46	1,025,000	1,108,958
Grand Parkway Transportation Corp. 5.000%, 10/01/43	1,470,000	1,653,191
Grant County Public Utility District No. 2 4.584%, 01/01/40	315,000	320,604
Great Lakes Water Authority Water Supply System Revenue 5.250%, 07/01/33	150,000	172,610
Indiana Housing & Community Development Authority 3.800%, 07/01/38	260,000	259,272
JobsOhio Beverage System 3.985%, 01/01/29	835,000	838,824
Kentucky Economic Development Finance Authority 5.250%, 06/01/50	330,000	347,391
Las Vegas Valley Water District 5.000%, 06/01/46	300,000	332,772
Lexington County Health Services District, Inc. 5.000%, 11/01/41	300,000	320,049
Long Beach, CA Harbor Revenue 5.000%, 05/15/47	580,000	660,423
Los Angeles County Metropolitan Transportation Authority 5.000%, 07/01/42	850,000	971,465
Los Angeles Department of Water & Power Power System Revenue 6.574%, 07/01/45	395,000	543,192
Los Angeles, CA Community College District, Build America Bond 6.600%, 08/01/42	2,280,000	3,139,606
Los Angeles, CA Department of Water & Power Revenue, Build America Bond 6.603%, 07/01/50	565,000	792,011
Los Angeles, CA Unified School District, Build America Bond 6.758%, 07/01/34	640,000	822,650
Maryland Stadium Authority 5.000%, 05/01/41	460,000	509,781
Massachusetts Bay Transportation Authority 5.000%, 07/01/39	320,000	360,765
5.000%, 07/01/40	340,000	382,765
5.000%, 07/01/41	360,000	404,989
5.000%, 07/01/42	370,000	415,939
5.000%, 07/01/43	300,000	337,005
Massachusetts Development Finance Agency 5.000%, 07/01/43	680,000	734,971
5.000%, 09/01/45	290,000	320,714
5.000%, 07/01/47	500,000	544,460
5.000%, 07/01/48	1,280,000	1,378,112
5.000%, 07/01/53	720,000	772,193
Massachusetts Educational Financing Authority 5.000%, 01/01/22	500,000	539,385
Massachusetts Housing Finance Agency 4.500%, 12/01/39	265,000	271,861
4.500%, 12/01/48	340,000	348,255
4.600%, 12/01/44	285,000	292,490

BHFTII-26

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Massachusetts Port Authority 5.000%, 07/01/43	460,000	$502,854
Massachusetts School Building Authority 5.250%, 02/15/48	770,000	882,782
Massachusetts Water Resources Authority 5.000%, 08/01/40	270,000	303,018
Mesquite, TX Independent School District 5.000%, 08/15/42	570,000	635,818
Metropolitan Atlanta Rapid Transit Authority Series A 5.000%, 07/01/41	510,000	564,310
5.000%, 07/01/42	510,000	563,984
Series B 5.000%, 07/01/45	400,000	446,420
Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board 5.000%, 07/01/46	690,000	747,001
Metropolitan St. Louis Sewer District 5.000%, 05/01/42	710,000	804,643
Series A 5.000%, 05/01/47	650,000	733,005
Metropolitan Transportation Authority 5.000%, 11/15/42	670,000	751,083
5.250%, 11/15/57	820,000	919,466
Metropolitan Transportation Authority, Build America Bonds 6.668%, 11/15/39	170,000	220,289
6.687%, 11/15/40	590,000	772,345
6.814%, 11/15/40	1,005,000	1,325,113
Metropolitan Washington Airports Authority 5.000%, 10/01/32	890,000	997,583
5.000%, 10/01/43	790,000	877,966
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Build America Bond 7.462%, 10/01/46	560,000	797,944
Miami-Dade County, FL 5.000%, 07/01/35	345,000	388,053
Miami-Dade County, FL Aviation Revenue 2.504%, 10/01/24	1,000,000	941,250
3.354%, 10/01/29	195,000	184,363
3.454%, 10/01/30	355,000	334,485
3.504%, 10/01/31	330,000	310,520
5.000%, 10/01/38	1,025,000	1,113,068
5.000%, 10/01/40	500,000	549,360
Series C 4.062%, 10/01/31	495,000	486,060
Miami-Dade County, FL Educational Facilities Authority 5.000%, 04/01/53	1,090,000	1,189,833
5.073%, 04/01/50	655,000	715,208
Series A 5.000%, 04/01/48	530,000	582,523
Michigan Finance Authority 5.000%, 11/15/41	330,000	360,320
5.000%, 12/01/47	1,810,000	1,936,718
Michigan State Housing Development Authority 3.550%, 10/01/33	300,000	295,194
4.000%, 10/01/43	290,000	289,545
4.050%, 10/01/48	140,000	139,758
Michigan State Housing Development Authority 4.150%, 10/01/53	690,000	688,730
Mississippi State Hospital Equipment & Facilities Authority, Baptist Memorial Health Care 5.000%, 09/01/46	630,000	663,182
Missouri State Health & Educational Facilities Authority Revenue 3.652%, 08/15/57	1,495,000	1,379,706
5.000%, 11/15/29	340,000	383,775
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	1,000,000	1,179,580
New Jersey State Turnpike Authority, Build America Bond 7.414%, 01/01/40	1,451,000	2,076,076
New Jersey Transportation Trust Fund Authority 5.000%, 06/15/29	380,000	419,794
New Orleans Aviation Board 5.000%, 01/01/40	530,000	569,310
New York City Housing Development Corp 3.700%, 11/01/38	320,000	313,760
3.850%, 11/01/43	950,000	940,918
4.000%, 11/01/53	1,010,000	998,688
New York City Transitional Finance Authority Building Aid Revenue 5.000%, 07/15/40	370,000	407,237
New York City Transitional Finance Authority Future Tax Secured Revenue 3.050%, 05/01/27	1,670,000	1,582,074
3.550%, 05/01/25	1,475,000	1,462,772
5.000%, 08/01/31	190,000	217,191
5.000%, 02/01/35	410,000	458,716
5.000%, 05/01/36	390,000	436,355
New York City Water & Sewer System 5.000%, 06/15/39	1,070,000	1,212,321
5.000%, 06/15/40	770,000	872,418
5.000%, 06/15/47	985,000	1,099,930
5.375%, 06/15/43	2,360,000	2,518,592
5.500%, 06/15/43	2,825,000	3,023,654
5.882%, 06/15/44	1,150,000	1,458,844
New York City Water & Sewer System, Build America Bonds 5.440%, 06/15/43	505,000	606,853
5.750%, 06/15/41	675,000	836,872
New York Convention Center Development Corp. 5.000%, 11/15/40	370,000	407,141
5.000%, 11/15/46	920,000	1,020,197
New York State Dormitory Authority 5.000%, 02/15/31	330,000	376,939
5.000%, 03/15/32	580,000	656,577
5.000%, 02/15/36	620,000	702,491
5.000%, 02/15/37	360,000	406,714
5.000%, 02/15/38	330,000	372,821
5.000%, 02/15/39	330,000	371,201
5.000%, 03/15/39	810,000	919,617
5.000%, 02/15/40	380,000	426,512
5.000%, 02/15/41	620,000	695,386
5.000%, 02/15/42	840,000	941,447
5.000%, 02/15/43	540,000	604,778

BHFTII-27

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
New York State Dormitory Authority
Series A 5.000%, 03/15/43	1,050,000	$1,181,315
5.000%, 03/15/41	530,000	600,347
5.000%, 03/15/42	530,000	599,886
5.000%, 10/01/48	335,000	424,941
Series B 5.000%, 10/01/38	830,000	958,882
New York State Dormitory Authority, Build America Bond 5.389%, 03/15/40	1,075,000	1,262,534
New York State Urban Development Corp. 2.860%, 03/15/24	2,030,000	1,974,764
3.120%, 03/15/25	980,000	953,197
3.320%, 03/15/29	1,285,000	1,235,682
New York Transportation Development Corp. 5.000%, 07/01/46	340,000	358,176
5.250%, 01/01/50	2,060,000	2,192,005
North Carolina Department of Transportation 5.000%, 06/30/54	1,000,000	1,057,940
Ohio Turnpike & Infrastructure Commission 5.000%, 02/15/48	550,000	595,650
Omaha Public Power District 5.000%, 02/01/42	600,000	681,084
Orange County Local Transportation Authority, Build America Bond 6.908%, 02/15/41	1,420,000	1,868,507
Oregon School Boards Association 4.759%, 06/30/28	1,740,000	1,837,196
5.490%, 06/30/23	1,410,000	1,542,921
Pennsylvania Economic Development Financing Authority 5.000%, 12/31/38	510,000	544,695
Pennsylvania State University 5.000%, 09/01/43	360,000	410,400
5.000%, 09/01/48	420,000	476,519
Pennsylvania Turnpike Commission Series A 5.000%, 12/01/48	3,300,000	3,684,219
Series B 5.000%, 12/01/43	1,010,000	1,114,040
Permanent University Fund - University of Texas System 3.376%, 07/01/47	1,220,000	1,112,933
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,435,000	1,487,047
4.810%, 10/15/65	720,000	785,844
4.960%, 08/01/46	1,910,000	2,132,591
5.000%, 11/15/47	290,000	319,180
Port of Seattle 5.000%, 05/01/43	260,000	285,048
Public Power Generation Agency Revenue 5.000%, 01/01/35	360,000	398,923
Regents of the University of California Medical Center Pooled Revenue, Build America Bonds 6.583%, 05/15/49	1,455,000	1,907,432
Series L 5.000%, 05/15/47	460,000	509,022
Riverside, CA, Electric Revenue, Buld America Bond 7.605%, 10/01/40	525,000	748,807
Royal Oak Hospital Finance Authority 5.000%, 09/01/39	450,000	485,546
Sacramento County Sanitation Districts Financing Authority 2.085%, 12/01/35 (c)	560,000	547,030
Salt Lake City Corp. Airport Revenue 5.000%, 07/01/47	1,510,000	1,660,314
Salt River Arizona Project Agricultural Improvement & Power District 5.000%, 01/01/36	520,000	599,784
Series A 5.000%, 12/01/45	1,870,000	2,074,036
San Antonio TX Electric & Gas Systems Revenue 5.000%, 02/01/48	250,000	269,415
San Antonio Water System 5.000%, 05/15/39	1,300,000	1,438,554
San Antonio, TX Electric & Gas Systems Revenue, Build Amereica Bond 5.808%, 02/01/41	470,000	583,373
San Diego County Regional Airport Authority 5.000%, 07/01/47	470,000	525,709
San Diego Public Facilities Financing Authority Sewer Revenue 5.000%, 05/15/39	475,000	541,695
San Diego Unified School District 5.000%, 07/01/41	780,000	893,389
San Francisco City & County Airport Comm-San Francisco International Airport 5.000%, 05/01/46	980,000	1,070,287
5.000%, 05/01/47	620,000	682,124
San Jose Redevelopment Agency Successor Agency 2.958%, 08/01/24	1,195,000	1,165,041
South Carolina Public Service Authority 2.388%, 12/01/23	1,085,000	1,008,442
5.000%, 12/01/49	700,000	731,878
5.000%, 12/01/50	700,000	735,126
State of California 2.250%, 10/01/23	2,125,000	2,029,269
4.600%, 04/01/38	3,690,000	3,828,006
State of California General Obligation Unlimited, Build America Bonds 7.300%, 10/01/39	860,000	1,200,741
7.350%, 11/01/39	550,000	772,414
7.500%, 04/01/34	1,125,000	1,555,571
7.550%, 04/01/39	1,375,000	2,006,922
State of Connecticut 3.310%, 01/15/26	1,445,000	1,391,058
State of District of Columbia 5.000%, 06/01/42	500,000	564,380
State of Illinois Series A 5.000%, 05/01/20	400,000	412,564
5.000%, 12/01/24	250,000	263,945
Series D 5.000%, 11/01/22	490,000	514,284
5.000%, 11/01/24	1,280,000	1,351,270
5.000%, 11/01/25	3,450,000	3,641,199
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	4,320,000	4,146,120

BHFTII-28

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
State of Minnesota Series A 5.000%, 08/01/31	390,000	$463,644
5.000%, 08/01/32	490,000	580,209
5.000%, 08/01/34	490,000	574,701
5.000%, 08/01/35	500,000	583,645
State of Missouri 3.086%, 09/15/51	1,450,000	1,202,166
3.651%, 01/15/46	330,000	309,959
State of Ohio 5.000%, 05/01/30	460,000	523,682
5.000%, 03/15/32	930,000	1,039,768
5.000%, 05/01/34	420,000	472,214
5.000%, 05/01/35	420,000	470,879
5.000%, 05/01/36	1,015,000	1,134,740
5.000%, 05/01/37	760,000	846,777
State of Texas 5.000%, 04/01/40	380,000	425,543
5.000%, 04/01/43	610,000	680,955
State of Virginia 5.000%, 06/01/40	700,000	794,647
5.000%, 12/01/40	720,000	817,351
5.000%, 12/01/41	690,000	782,688
State of Washington General Obligation Unlimited 5.000%, 07/01/30	1,440,000	1,619,482
5.000%, 08/01/30	415,000	477,839
5.000%, 08/01/40	1,300,000	1,446,656
5.000%, 02/01/41	610,000	683,078
5.000%, 08/01/41	400,000	450,400
5.000%, 08/01/42	420,000	472,576
State of Wisconsin 3.154%, 05/01/27	1,220,000	1,170,187
5.000%, 05/01/32	340,000	383,789
5.000%, 05/01/33	310,000	348,936
5.000%, 11/01/33	420,000	484,495
5.000%, 05/01/34	400,000	449,728
5.000%, 05/01/36	490,000	549,359
5.000%, 05/01/38	500,000	559,935
Sumter Landing Community Development District 4.172%, 10/01/47	385,000	380,676
Tennessee Housing Development Agency 3.750%, 07/01/38	280,000	273,862
3.850%, 07/01/43	130,000	127,148
3.950%, 01/01/49	100,000	97,239
Texas Municipal Gas Acquisition & Supply Corp. I 6.250%, 12/15/26	280,000	321,891
Texas Private Activity Bond Surface Transportation Corp. 5.000%, 12/31/55	170,000	180,154
Texas Water Development Board 5.000%, 10/15/38	750,000	861,390
5.000%, 10/15/43	750,000	852,262
5.000%, 10/15/47	300,000	338,067
5.000%, 04/15/49	4,870,000	5,544,203
Tobacco Settlement Finance Authority 7.467%, 06/01/47	1,205,000	1,204,000
Tobacco Settlement Financing Corp. 6.706%, 06/01/46	275,000	272,608
TSASC, Inc. 5.000%, 06/01/41	560,000	598,097
University of California CA, Revenue 3.063%, 07/01/25	665,000	645,383
4.601%, 05/15/31	650,000	689,208
4.858%, 05/15/12	980,000	992,211
University of Houston 5.000%, 02/15/33	390,000	439,019
5.000%, 02/15/34	350,000	392,763
5.000%, 02/15/35	800,000	894,952
5.000%, 02/15/36	1,040,000	1,159,829
University of Oregon 5.000%, 04/01/46	380,000	420,998
University of Texas 2.756%, 05/15/26	1,810,000	1,715,916
2.836%, 05/15/27	805,000	760,081
Upper Arlington City School District 5.000%, 12/01/48	670,000	757,716
Virginia Small Business Financing Authority 5.000%, 12/31/52	710,000	756,519
5.000%, 12/31/56	720,000	766,080
Washington State Convention Center Public Facilities District 5.000%, 07/01/58	1,990,000	2,189,696
Water Revenue Authority of Georgia, Build America Bond 5.000%, 11/01/40	250,000	276,663
Weld County School District No. 2 5.250%, 12/01/41	560,000	640,153
West Virginia Hospital Finance Authority 5.000%, 06/01/19	365,000	372,150
5.000%, 06/01/20	390,000	406,949
5.000%, 06/01/21	390,000	415,689
5.000%, 06/01/22	425,000	461,809
5.000%, 06/01/23	355,000	392,019
5.000%, 06/01/24	375,000	419,378
Wisconsin Health & Educational Facilities Authority 5.000%, 12/15/44	310,000	328,259

Total Municipals (Cost $250,690,395)		245,899,455

Mortgage-Backed Securities—5.2%

Collateralized Mortgage Obligations—2.0%
Alternative Loan Trust 6.000%, 04/25/37	153,950	113,709
American Home Mortgage Assets Trust 2.765%, 12M MTA + 0.920%, 11/25/46 (c)	307,691	174,362
2.785%, 12M MTA + 0.940%, 10/25/46 (c)	536,883	493,373
APS Resecuritization Trust 4.816%, 1M LIBOR + 2.600%, 04/27/47 (144A) (c)	755,717	771,377
5.066%, 1M LIBOR + 2.850%, 09/27/46 (144A) (c)	2,924,265	3,030,229
Ari Investments LLC 4.480%, 01/06/25	1,058,114	1,058,114
Banc of America Alternative Loan Trust 5.500%, 10/25/35	1,223,610	1,217,428

BHFTII-29

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Bear Stearns Asset-Backed Securities Trust 6.250%, 12/25/35	2,536,244	$2,469,225
6.250%, 02/25/36	2,984,838	2,636,441
Chase Mortgage Finance Trust 6.000%, 12/25/37	9,603,873	7,350,637
CIM Trust 3.015%, 06/25/57 (144A) (c)	5,711,287	5,588,648
COLT Funding LLC 5.216%, 1M LIBOR + 3.000%, 12/26/45 (144A) (c)	13,868	13,866
Countrywide Alternative Loan Trust 2.355%, 1M LIBOR + 0.190%, 03/20/47 (c)	1,905,940	1,633,656
2.356%, 1M LIBOR + 0.140%, 04/25/47 (c)	856,777	819,963
2.365%, 1M LIBOR + 0.200%, 07/20/46 (c)	3,034,536	2,358,534
2.406%, 1M LIBOR + 0.190%, 10/25/46 (c)	1,180,850	1,157,983
2.426%, 1M LIBOR + 0.210%, 07/25/46 (c)	1,571,544	1,564,829
2.446%, 1M LIBOR + 0.230%, 11/25/36 (c)	566,453	445,384
2.566%, 1M LIBOR + 0.350%, 06/25/35 (c)	1,641,709	1,485,823
2.816%, 1M LIBOR + 0.600%, 01/25/36 (c)	644,931	560,777
3.575%, 12M MTA + 1.730%, 11/25/46 (c)	3,349,182	2,935,999
5.500%, 04/25/37	922,673	744,185
6.000%, 05/25/37	3,414,659	2,483,409
Countrywide Home Loan Mortgage Pass-Through Trust 2.805%, 12M MTA + 0.960%, 04/25/46 (c)	4,127,042	2,176,488
Credit Suisse Mortgage Capital Certificates 2.425%, 1M LIBOR + 0.180%, 03/27/36 (144A) (c)	2,198,353	1,708,276
6.500%, 10/27/37 (144A)	2,615,084	1,590,343
CSFB Mortgage-Backed Pass-Through Certificates 3.566%, 1M LIBOR + 1.350%, 11/25/35 (c)	478,160	177,151
Deutsche ALT-A Securities Mortgage Loan Trust 2.366%, 1M LIBOR + 0.150%, 12/25/36 (c)	3,324,964	3,066,438
2.386%, 1M LIBOR + 0.170%, 08/25/47 (c)	588,468	400,391
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 2.565%, 1M LIBOR + 0.500%, 01/27/37 (144A) (c)	154,751	147,571
GreenPoint Mortgage Funding Trust 3.845%, 12M MTA + 2.000%, 03/25/36 (c)	204,611	195,139
GSMPS Mortgage Loan Trust 2.566%, 1M LIBOR + 0.350%, 01/25/35 (144A) (c)	686,822	642,341
2.566%, 1M LIBOR + 0.350%, 03/25/35 (144A) (c)	827,435	773,744
2.566%, 1M LIBOR + 0.350%, 01/25/36 (144A) (c)	635,366	564,432
GSR Mortgage Loan Trust 6.000%, 07/25/37	756,156	683,549
IndyMac INDX Mortgage Loan Trust 3.725%, 09/25/37 (c)	897,550	634,363
JPMorgan Alternative Loan Trust 2.426%, 1M LIBOR + 0.210%, 03/25/37 (c)	1,307,716	1,207,316
4.014%, 05/25/37 (c)	321,207	288,504
JPMorgan Mortgage Trust 3.000%, 05/25/47 (144A) (c)	775,086	757,332
6.500%, 08/25/36	291,198	220,810
LSTAR Securities Investment, Ltd. 3.654%, 1M LIBOR + 1.550%, 02/01/23 (144A) (c)	2,567,310	2,525,778
MASTR Resecuritization Trust 2.500%, 08/25/37 (144A) (c)	504,984	349,914
Merrill Lynch Mortgage Investors Trust 3.746%, 05/25/36 (c)	1,699,240	1,564,391

Collateralized Mortgage Obligations—(Continued)
Mortgage Loan Resecuritization Trust 2.444%, 1M LIBOR + 0.340%, 04/16/36 (144A) (c)	3,951,491	3,372,622
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.634%, 05/25/36	268,709	103,094
Nomura Resecuritization Trust 2.585%, 11/26/35 (144A) (c)	611,077	599,837
OBX Trust 4.000%, 04/25/48 (144A) (c)	1,902,168	1,896,165
Seasoned Credit Risk Transfer Trust Zero Coupon, 07/25/56 (144A) (k)	836,057	73,591
1.223%, 07/25/56 (144A) (c) (d)	1,106,935	113,452
4.750%, 07/25/56 (144A) (c) (j)	540,000	520,235
4.750%, 05/25/57 (144A) (c)	150,000	147,450
6.497%, 05/25/57 (c)	170,000	92,978
STACR Trust 2018-HRP1 3.866%, 1M LIBOR + 1.650%, 04/25/43 (144A) (c)	1,295,888	1,311,035
Structured Adjustable Rate Mortgage Loan Trust 3.777%, 04/25/36 (c)	400,443	337,407
3.851%, 04/25/47 (c)	1,141,027	890,826
Structured Asset Mortgage Investments Trust 2.406%, 1M LIBOR + 0.190%, 06/25/36 (c)	1,523,473	1,445,696
2.426%, 1M LIBOR + 0.210%, 05/25/46 (c)	277,894	238,195
2.446%, 1M LIBOR + 0.230%, 02/25/36 (c)	2,086,519	2,006,698
Structured Asset Securities Corp. Mortgage Loan Trust 6.000%, 10/25/36 (144A)	604,250	505,399

		74,436,902

Commercial Mortgage-Backed Securities—3.2%
AOA Mortgage Trust 3.110%, 12/13/29 (144A) (c)	460,000	445,638
AREIT Trust 2.984%, 1M LIBOR + 0.850%, 02/14/35 (144A) (c)	810,548	810,043
Ashford Hospitality Trust, Inc. 4.258%, 1M LIBOR + 2.100%, 04/15/35 (144A) (c)	640,000	642,295
Atrium Hotel Portfolio Trust 4.108%, 1M LIBOR + 1.950%, 12/15/36 (144A) (c)	1,810,000	1,816,787
5.208%, 1M LIBOR + 3.050%, 12/15/36 (144A) (c)	790,000	793,456
Aventura Mall Trust 3.867%, 12/05/32 (144A) (c)	1,030,000	1,043,743
BAMLL Commercial Mortgage Securities Trust 3.658%, 1M LIBOR + 1.500%, 11/15/32 (144A) (c)	300,000	300,000
3.716%, 04/14/33 (144A) (c)	850,000	787,766
3.727%, 08/14/34 (144A) (c)	2,470,000	2,223,228
4.158%, 1M LIBOR + 2.000%, 11/15/32 (144A) (c)	630,000	630,000
Banc of America Commercial Mortgage Trust 0.781%, 02/15/50 (c) (d)	4,070,000	186,691
1.438%, 02/15/50 (144A) (c) (d)	2,000,000	174,620
5.482%, 01/15/49 (c)	167,149	167,798
Bancorp Commercial Mortgage Trust (The) 2.913%, 1M LIBOR + 0.850%, 01/15/33 (144A) (c)	730,000	729,541
BANK 4.217%, 08/15/61	530,000	545,531
Bayview Commercial Asset Trust 2.466%, 1M LIBOR + 0.250%, 10/25/36 (144A) (c)	252,139	240,207
2.516%, 1M LIBOR + 0.300%, 01/25/36 (144A) (c)	139,847	134,591

BHFTII-30

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Bayview Commercial Asset Trust 2.516%, 1M LIBOR + 0.300%, 10/25/36 (144A) (c)	256,563	$245,011
2.576%, 1M LIBOR + 0.360%, 04/25/36 (144A) (c)	161,994	157,126
2.666%, 1M LIBOR + 0.450%, 01/25/36 (144A) (c)	104,109	99,638
2.666%, 1M LIBOR + 0.450%, 09/25/37 (144A) (c)	662,563	633,512
3.216%, 1M LIBOR + 1.000%, 10/25/37 (144A) (c)	133,499	133,377
3.716%, 1M LIBOR + 1.500%, 12/25/37 (144A) (c)	720,000	547,391
BB-UBS Trust 0.730%, 11/05/36 (144A) (c) (d)	85,480,000	2,913,244
4.160%, 11/05/36 (144A) (c)	330,000	307,840
BBCMS Mortgage Trust 2.880%, 1M LIBOR + 0.722%, 03/15/37 (144A) (c)	280,000	279,825
Benchmark Mortgage Trust 4.208%, 07/15/51	920,000	948,604
BHMS Mortgage Trust 3.408%, 1M LIBOR + 1.250%, 07/15/35 (144A) (c)	1,250,000	1,251,255
4.058%, 1M LIBOR + 1.900%, 07/15/35 (144A) (c)	270,000	270,025
BSPRT Issuer, Ltd. 2.978%, 1M LIBOR + 0.820%, 10/15/34 (144A) (c)	130,053	129,979
BWAY Mortgage Trust 3.446%, 03/10/33 (144A)	1,495,000	1,439,340
3.454%, 03/10/33 (144A)	2,690,000	2,653,575
3.633%, 03/10/33 (144A)	600,000	579,071
4.058%, 03/10/33 (144A) (c)	1,210,000	1,147,338
BXP Trust 3.670%, 08/13/37 (144A) (c)	1,640,000	1,480,843
CCRESG Commercial Mortgage Trust 5.671%, 04/10/29 (144A) (c)	230,000	233,487
CD Mortgage Trust 3.631%, 02/10/50	350,000	346,721
5.648%, 10/15/48	422,795	435,113
CFCRE Commercial Mortgage Trust 0.891%, 05/10/58 (c) (d)	2,370,000	113,771
1.899%, 05/10/58 (c) (d)	2,523,869	244,834
CGDBB Commercial Mortgage Trust 2.948%, 1M LIBOR + 0.790%, 07/15/32 (144A) (c)	1,490,000	1,492,103
3.758%, 1M LIBOR + 1.600%, 07/15/32 (144A) (c)	1,110,000	1,110,350
4.308%, 1M LIBOR + 2.150%, 07/15/32 (144A) (c)	1,680,000	1,679,737
Citigroup Commercial Mortgage Trust 2.788%, 04/10/49 (144A)	930,000	705,328
4.996%, 04/15/49 (c)	40,000	40,905
CLNS Trust 5.631%, 1M LIBOR + 3.500%, 06/11/32 (144A) (c)	665,000	668,741
Commercial Mortgage Pass-Through Certificates Mortgage Trust 0.168%, 02/10/35 (144A) (c) (d)	60,958,000	343,803
1.204%, 03/10/46 (c) (d)	25,360,694	773,915
2.933%, 1M LIBOR + 0.800%, 08/13/27 (144A) (c)	700,000	700,000
3.183%, 02/10/48	513,000	501,091
3.285%, 10/10/36 (144A) (c)	270,000	246,160
3.550%, 07/15/47	550,000	549,689
3.748%, 1M LIBOR + 1.600%, 02/13/32 (144A) (c)	1,280,000	1,282,399
3.796%, 08/10/47	540,000	546,401
3.807%, 05/10/48 (144A) (c)	730,000	720,596
3.977%, 05/10/47	1,394,000	1,423,115
4.006%, 04/10/47	400,000	409,079
4.051%, 04/10/47	1,896,000	1,941,989

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Pass-Through Certificates Mortgage Trust 4.236%, 02/10/47 (c)	320,000	331,043
4.398%, 1M LIBOR + 2.250%, 02/13/32 (144A) (c)	550,000	553,437
4.453%, 07/10/48 (c)	1,600,000	1,569,214
4.562%, 12/10/47 (c)	420,000	406,224
4.696%, 08/10/48 (c)	1,256,000	1,232,300
5.398%, 1M LIBOR + 3.250%, 02/13/32 (144A) (c)	50,000	50,375
5.870%, 06/10/44 (144A) (c)	190,000	192,914
Commercial Mortgage Trust 3.807%, 05/10/48 (144A) (c)	1,740,000	1,726,141
4.122%, 1M LIBOR + 1.964%, 08/15/35 (144A) (c)	690,000	684,604
4.739%, 1M LIBOR + 2.581%, 08/15/35 (144A) (c)	630,000	624,374
Core Industrial Trust 3.077%, 02/10/34 (144A)	1,975,068	1,956,791
3.977%, 02/10/34 (144A) (c)	2,360,000	2,292,523
Credit Suisse First Boston Mortgage Securities Corp. 4.952%, 07/15/37 (c)	70,000	71,685
5.234%, 10/15/39 (144A) (c)	250,000	250,955
Credit Suisse Mortgage Capital Certificates 3.108%, 1M LIBOR + 0.950%, 12/15/30 (144A) (c)	280,000	280,086
Credit Suisse Mortgage Capital Certificates Trust 3.758%, 1M LIBOR + 1.600%, 11/15/33 (144A) (c)	201,070	202,022
CSAIL Commercial Mortgage Trust 0.220%, 11/15/50 (c) (d)	3,940,000	64,923
DBJPM Mortgage Trust 1.000%, 06/10/50 (144A) (c) (d)	2,060,000	131,648
3.634%, 08/10/49 (144A) (c)	698,000	593,307
DBUBS Mortgage Trust 3.452%, 10/10/34 (144A)	850,000	839,606
3.648%, 10/10/34 (144A) (c)	1,710,000	1,567,845
Eleven Madison Trust Mortgage Trust 3.673%, 09/10/35 (144A) (c)	440,000	436,608
GAHR Commercial Mortgage Trust 3.495%, 12/15/34 (144A) (c)	880,000	870,748
3.613%, 1M LIBOR + 1.300%, 12/15/34 (144A) (c)	149,089	149,136
GPMT, Ltd. 3.082%, 1M LIBOR + 0.900%, 11/21/35 (144A) (c)	869,000	869,000
GS Mortgage Securities Corp. 3.550%, 12/10/27 (144A) (c)	11,042,358	10,882,432
GS Mortgage Securities Corp. II 4.508%, 1M LIBOR + 2.350%, 02/15/37 (144A) (c)	230,000	231,798
5.366%, 05/03/32 (144A)	840,000	919,211
GS Mortgage Securities Corp. Trust 2.856%, 05/10/34 (144A)	710,000	692,671
3.458%, 1M LIBOR + 1.300%, 07/15/32 (144A) (c)	80,000	80,125
3.658%, 1M LIBOR + 1.500%, 07/15/32 (144A) (c)	170,000	170,317
3.958%, 1M LIBOR + 1.800%, 07/15/32 (144A) (c)	70,000	70,196
4.658%, 1M LIBOR + 2.500%, 07/15/32 (144A) (c)	30,000	30,112
GS Mortgage Securities Trust 3.000%, 08/10/50 (144A)	240,000	203,473
3.345%, 07/10/48	180,650	155,261
3.931%, 09/10/47	800,000	813,951
4.529%, 04/10/47 (c)	50,000	49,368
4.558%, 07/10/48 (c)	500,000	491,380
4.846%, 06/10/47 (144A) (c)	64,000	59,305

BHFTII-31

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Hilton Orlando Trust 4.808%, 1M LIBOR + 2.650%, 12/15/34 (144A) (c)	780,000	$782,926
HMH Trust 3.062%, 07/05/31 (144A)	1,210,000	1,169,129
IMT Trust 3.478%, 06/15/34 (144A)	540,000	534,202
3.613%, 06/15/34 (144A) (c)	570,000	545,325
JPMBB Commercial Mortgage Securities Trust 0.965%, 05/15/48 (c) (d)	1,174,214	35,718
1.038%, 09/15/47 (c) (d)	2,800,706	112,064
3.775%, 08/15/47	550,000	554,953
3.801%, 09/15/47	220,000	222,082
4.271%, 12/15/48 (144A) (c)	300,000	288,273
JPMCC Commercial Mortgage Securities Trust 4.050%, 09/15/50	110,000	108,938
4.802%, 03/15/50 (144A) (c)	650,000	631,491
JPMDB Commercial Mortgage Securities Trust 0.750%, 12/15/49 (144A) (c) (d)	2,067,000	102,552
JPMorgan Chase Commercial Mortgage Securities Trust 0.646%, 04/15/46 (c) (d)	4,900,000	109,729
0.750%, 08/15/49 (144A) (c) (d)	5,300,000	251,942
0.940%, 12/15/49 (c) (d)	986,609	39,284
2.949%, 10/06/38 (144A) (c)	1,670,000	1,565,176
3.458%, 1M LIBOR + 1.300%, 06/15/45 (144A) (c)	130,000	133,213
4.400%, 01/15/49 (c)	970,000	917,462
4.900%, 01/15/49 (c)	1,785,000	1,823,643
5.158%, 1M LIBOR + 3.000%, 02/15/35 (144A) (c)	480,000	482,700
6.325%, 08/12/40 (144A) (c)	99,682	101,203
Lehman Brothers Small Balance Commercial Mortgage Trust 2.466%, 1M LIBOR + 0.250%, 03/25/37 (144A) (c)	608,968	585,193
Lone Star Portfolio Trust 4.208%, 1M LIBOR + 1.800%, 09/15/28 (144A) (c)	33,562	33,593
LSTAR Commercial Mortgage Trust 1.270%, 03/10/50 (144A) (c) (d)	891,428	41,986
Madison Avenue Trust 4.169%, 10/12/32 (144A) (c)	998,000	997,366
Merrill Lynch Mortgage Trust 6.527%, 09/12/42 (144A) (c)	490,000	503,909
Morgan Stanley Bank of America Merrill Lynch Trust 1.335%, 12/15/47 (144A) (c) (d)	1,810,000	106,879
1.586%, 11/15/49 (c) (d)	1,097,832	89,825
3.060%, 10/15/48 (144A)	730,000	628,522
3.068%, 10/15/48	850,000	739,206
3.892%, 06/15/47	3,000,000	3,040,743
4.270%, 07/15/50 (144A) (c)	700,000	629,389
4.558%, 05/15/50 (c)	300,000	296,487
4.679%, 10/15/48 (c)	170,000	169,195
Morgan Stanley Capital Trust 2.360%, 06/15/50 (144A) (c) (d)	1,190,000	183,334
2.546%, 06/15/50 (144A)	1,510,000	1,202,701
3.560%, 07/13/29 (144A) (c)	540,000	519,903
4.108%, 1M LIBOR + 1.950%, 11/15/34 (144A) (c)	330,000	331,031
4.165%, 05/15/48 (144A) (c)	110,000	98,225
4.165%, 05/15/48 (c)	150,000	143,171
4.177%, 07/15/51	470,000	481,470
4.281%, 06/15/50 (c)	339,000	329,110

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Capital Trust 4.708%, 1M LIBOR + 2.550%, 07/15/35 (144A) (c)	640,000	640,403
4.758%, 1M LIBOR + 2.600%, 11/15/34 (144A) (c)	1,977,000	1,984,413
5.208%, 1M LIBOR + 3.050%, 11/15/34 (144A) (c)	610,000	613,431
Natixis Commercial Mortgage Securities Trust 3.013%, 1M LIBOR + 0.950%, 06/15/35 (144A) (c)	240,000	240,116
Olympic Tower Mortgage Trust 0.511%, 05/10/39 (144A) (c) (d)	13,300,000	393,161
4.077%, 05/10/39 (144A) (c)	1,345,000	1,232,968
One Market Plaza Trust Zero Coupon, 02/10/32 (144A) (c) (d)	4,222,000	4
0.218%, 02/10/32 (144A) (c) (d)	21,110,000	97,528
Park Avenue Mortgage Trust 4.277%, 1M LIBOR + 2.119%, 09/15/34 (144A) (c)	3,510,000	3,516,583
Park Avenue Trust 0.271%, 06/05/37 (144A) (c) (d)	5,000,000	72,406
3.779%, 06/05/37 (144A) (c)	2,460,000	2,189,367
Prima Capital CRE Securitization, Ltd. 4.000%, 08/24/49 (144A)	260,000	256,022
RAIT Trust 3.108%, 1M LIBOR + 0.950%, 06/15/37 (144A) (c)	924,529	924,809
Resource Capital Corp., Ltd. 2.958%, 1M LIBOR + 0.800%, 07/15/34 (144A) (c)	615,669	615,668
4.158%, 1M LIBOR + 2.000%, 07/15/34 (144A) (c)	331,911	331,911
UBS Commercial Mortgage Trust 3.000%, 10/15/51 (144A) (c)	105,000	83,749
Velocity Commercial Capital Loan Trust 4.646%, 1M LIBOR + 2.430%, 06/25/45 (144A) (c)	144,315	145,247
Waldorf Astoria Boca Raton Trust 3.508%, 1M LIBOR + 1.350%, 06/15/29 (144A) (c)	1,590,000	1,590,994
Wells Fargo Commercial Mortgage Trust 0.926%, 05/15/51 (c) (d)	4,988,322	280,494
1.072%, 12/15/48 (c) (d)	1,312,022	64,913
1.221%, 12/15/59 (c) (d)	2,389,583	135,133
1.407%, 08/15/49 (144A) (c) (d)	1,430,000	109,652
2.600%, 11/15/50 (144A) (c)	505,000	409,438
2.998%, 1M LIBOR + 0.850%, 12/13/31 (144A) (c)	490,000	490,312
3.453%, 07/15/50	449,000	436,698
3.718%, 12/15/48	190,000	189,591
3.753%, 12/15/48 (c)	35,000	32,353
3.809%, 12/15/48	630,000	633,337
3.874%, 06/15/36 (144A) (c)	270,000	267,402
4.315%, 1M LIBOR + 2.157%, 12/15/36 (144A) (c)	270,000	271,930
4.501%, 09/15/50 (144A) (c)	150,000	138,971
WF-RBS Commercial Mortgage Trust 3.108%, 1M LIBOR + 0.950%, 03/15/44 (144A) (c)	27,927	28,049
3.678%, 08/15/47	595,000	596,519
3.907%, 09/15/57 (c)	1,540,000	1,448,773

		118,320,953

Total Mortgage-Backed Securities (Cost $194,299,853)		192,757,855

Foreign Government—3.3%

Municipal—0.0%
Provincia de Rio Negro 7.750%, 12/07/25 (144A) (l)	600,000	450,006

BHFTII-32

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—3.3%
Argentina Bonar Bonds 8.000%, 10/08/20	1,272,000	$1,309,979
8.750%, 05/07/24 (l)	1,255,133	1,191,732
Argentine Republic Government International Bonds 4.625%, 01/11/23	628,000	530,038
5.625%, 01/26/22	1,839,000	1,658,778
5.875%, 01/11/28 (b)	2,473,000	1,958,616
6.875%, 04/22/21	1,689,000	1,613,856
6.875%, 01/11/48 (b)	1,738,000	1,338,260
7.125%, 06/28/17	1,020,000	793,050
Bahrain Government International Bond 6.750%, 09/20/29 (144A)	212,000	205,428
Bonos de la Nacion Argentina con Ajuste por CER 4.000%, 03/06/20 (ARS) (l)	12,117,000	344,817
Brazilian Government International Bond 4.625%, 01/13/28 (b)	2,594,000	2,374,833
Colombia Government International Bonds 3.875%, 04/25/27 (b)	11,296,000	10,957,120
4.375%, 07/12/21	1,858,000	1,891,444
Dominican Republic International Bond 5.950%, 01/25/27	2,597,000	2,645,045
Ecuador Government International Bond 7.875%, 01/23/28	1,595,000	1,435,022
Egypt Government International Bonds 4.750%, 04/16/26 (144A) (EUR)	502,000	558,135
5.577%, 02/21/23 (144A)	348,000	337,463
5.750%, 04/29/20	1,166,000	1,181,554
6.125%, 01/31/22	592,000	592,225
Hungary Government International Bond 5.375%, 03/25/24 (b)	3,500,000	3,747,940
Indonesia Government International Bond 4.100%, 04/24/28 (b)	4,871,000	4,729,658
Indonesia Treasury Bond 7.500%, 05/15/38 (IDR)	30,285,000,000	1,827,079
Japanese Government CPI Linked Bond 0.100%, 03/10/28 (JPY) (l)	842,691,800	7,743,093
Mexico Government International Bonds 3.750%, 01/11/28 (b)	6,458,000	6,151,245
4.150%, 03/28/27 (b)	23,125,000	22,755,000
Panama Government International Bond 3.750%, 03/16/25	3,490,000	3,474,330
Peruvian Government International Bonds 4.125%, 08/25/27 (b)	4,246,000	4,377,668
7.350%, 07/21/25	2,900,000	3,555,429
Philippine Government International Bond 3.000%, 02/01/28	9,542,000	8,887,113
Republic of South Africa Government Bonds 6.250%, 03/31/36 (ZAR)	82,718,500	4,166,392
6.500%, 02/28/41 (ZAR)	11,680,500	575,714
8.500%, 01/31/37 (ZAR)	23,264,000	1,461,860
Republic of South Africa Government International Bonds 4.850%, 09/27/27 (b)	1,809,000	1,701,766
5.500%, 03/09/20	3,591,000	3,658,008
5.875%, 05/30/22	849,000	882,417
Russian Foreign Bond - Eurobond 4.250%, 06/23/27	2,600,000	2,493,660

Sovereign—(Continued)
Saudi Government International Bond 4.500%, 04/17/30 (144A)	206,000	206,927
Turkey Government International Bond 5.125%, 02/17/28	2,517,000	2,139,299
Uruguay Government International Bond 4.375%, 10/27/27 (l)	5,655,000	5,753,962

		123,205,955

Total Foreign Government (Cost $128,223,631)		123,655,961

Floating Rate Loans (m)—2.3%

Aerospace/Defense—0.1%
TransDigm, Inc. Term Loan G, 4.742%, 1M LIBOR + 2.500%, 08/22/24	1,899,647	1,907,827

Building Materials—0.2%
Jeld-Wen, Inc. 1st Lien Term Loan, 4.386%, 3M LIBOR + 2.000%, 12/14/24	958,133	962,126
Pisces Midco, Inc. Term Loan, 6.087%, 3M LIBOR + 3.750%, 04/12/25	2,264,325	2,281,778
Summit Materials Cos. I LLC Term Loan B, 4.218%, 1M LIBOR + 2.000%, 11/21/24	2,654,113	2,660,748

		5,904,652

Commercial Services—0.1%
Goldman Sachs Lending Partners, LLC Term Loan A, 3.984%, 1M LIBOR + 1.750%, 12/29/18 (g) (h)	1,539,461	1,539,461
Term Loan B, 4.187%, 1M LIBOR + 2.100%, 12/29/18 (g) (h)	3,804,658	3,804,658

		5,344,119

Distribution/Wholesale—0.3%
Beacon Roofing Supply, Inc. Term Loan B, 4.383%, 1M LIBOR + 2.250%, 01/02/25	1,529,315	1,528,359
Chimera Special Holding LLC Term Loan, 4.110%, 1M LIBOR + 2.000%, 10/04/19	11,011,678	11,011,678

		12,540,037

Distributors—0.0%
American Builders & Contractors Supply Co., Inc. Term Loan B, 4.242%, 1M LIBOR + 2.000%, 10/31/23	556,899	556,139

Diversified Financial Services—0.5%
Caliber Home Loans, Inc. Revolver, 5.198%, 1M LIBOR + 3.000%, 04/24/21 (g) (h)	4,451,200	4,451,200
LSTAR Securities Financing Vehicle:LPN Term Loan, 4.114%, 1M LIBOR + 2.000%, 04/01/21 (g) (h)	11,975,657	11,933,742

BHFTII-33

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (m)—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Roundpoint Mortgage Servicing Corp. Term Loan, 5.692%, 3M LIBOR + 3.375%, 08/08/20 (g) (h)	5,045,000	$5,045,000

		21,429,942

Electric—0.1%
Vistra Energy Corp. 1st Lien Term Loan B3, 4.181%, 1M LIBOR + 2.000%, 12/31/25	1,286,775	1,288,866
Vistra Operations Co. LLC Term Loan B2, 4.492%, 1M LIBOR + 2.250%, 12/14/23	1,126,647	1,130,681

		2,419,547

Entertainment—0.2%
Scientific Games International, Inc. Term Loan B5, 5.034%, 3M LIBOR + 2.750%, 08/14/24	1,695,180	1,694,517
Stars Group Holdings B.V. (The) Incremental Term Loan, 5.886%, 3M LIBOR + 3.500%, 07/10/25	4,665,326	4,711,102

		6,405,619

Environmental Control—0.1%
Robertshaw U.S. Holding Corp. 1st Lien Term Loan, 5.750%, 1M LIBOR + 3.500%, 02/28/25	2,278,985	2,266,166

Holding Companies-Diversified—0.1%
Carval Term Loan A, 4.087%, 3M LIBOR + 1.750%, 12/29/18 (g) (h)	1,880,507	1,880,507
Term Loan B, 3.920%, 3M LIBOR + 1.750%, 12/29/18 (g) (h)	3,557,581	3,557,581

		5,438,088

Iron/Steel—0.0%
Samarco Mineracao S.A. Delayed Draw Term Loan, 12/02/18	543,000	366,525

Lodging—0.1%
MGM Growth Properties Operating Partnership L.P. Term Loan B, 4.242%, 1M LIBOR + 2.000%, 03/21/25	2,284,426	2,289,934

Miscellaneous Manufacturing—0.0%
Gates Global LLC Term Loan B, 4.992%, 1M LIBOR + 2.750%, 04/01/24	1,695,137	1,707,187

Packaging & Containers—0.1%
Reynolds Group Holdings, Inc. Term Loan, 4.992%, 1M LIBOR + 2.750%, 02/05/23	2,666,208	2,681,389

Pipelines—0.0%
AL Midcoast Holdings LLC Term Loan B, 7.843%, 3M LIBOR + 5.500%, 07/31/25	1,100,000	1,105,271

Security Description	Shares/ Principal Amount*	Value

Real Estate Investment Trusts—0.1%
VICI Properties 1 LLC Replacement Term Loan B, 4.212%, 1M LIBOR + 2.000%, 12/20/24	2,678,565	$2,686,936

Retail—0.1%
Foundation Building Materials, LLC Term Loan B, 5.398%, 1M LIBOR + 3.250%, 08/13/25	1,175,000	1,180,508
SRS Distribution, Inc. 1st Lien Term Loan, 5.441%, 3M LIBOR + 3.250%, 05/23/25	840,000	834,000

		2,014,508

Software—0.1%
First Data Corp. Term Loan, 4.212%, 1M LIBOR + 2.000%, 04/26/24	2,686,084	2,690,954

Telecommunications—0.1%
Level 3 Financing, Inc. Term Loan B, 4.432%, 1M LIBOR + 2.250%, 02/22/24	2,688,501	2,698,024

Transportation—0.0%
XPO Logistics, Inc. Term Loan B, 4.230%, 1M LIBOR + 2.000%, 02/24/25	1,703,698	1,714,674

Total Floating Rate Loans (Cost $84,227,640)		84,167,538

Escrow Shares—0.0%

Savings & Loans—0.0%
Washington Mutual Bank (g) (h) (n)	5,027,000	1
Washington Mutual Bank (g) (h) (n)	1,310,000	0
Washington Mutual Bank (g) (h) (n)	2,440,000	0

Total Escrow Shares (Cost $0)		1

Short-Term Investments—6.0%

Certificate of Deposit—0.5%
Canadian Imperial Bank 2.660%, 04/17/19	7,790,000	7,792,315
MUFG Bank Ltd. 2.680%, 04/17/19	7,780,000	7,782,803
Wells Fargo Bank N.A. 2.700%, 04/16/19	3,770,000	3,772,659

		19,347,777

Commercial Paper—0.7%
AT&T, Inc. 2.800%, 12/06/18	5,030,000	5,005,079
2.900%, 03/07/19	5,060,000	4,998,605
Societe Generale 2.650%, 04/12/19	7,790,000	7,681,764

BHFTII-34

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Sumitomo Mitsui Banking Corp. 2.610%, 04/17/19	7,790,000	$7,677,654

		25,363,102

Repurchase Agreement—4.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $175,911,954; collateralized by U.S. Treasury Notes with rates ranging from 2.125% - 2.375%, maturity dates ranging from 08/15/24 - 09/30/24, and an aggregate market value of $179,415,800.	175,897,296	175,897,296

Total Short-Term Investments (Cost $220,594,979)		220,608,175

Securities Lending Reinvestments (o)—3.4%

Certificates of Deposit—1.8%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (c)	3,000,000	2,999,949
Banco Santander S.A. 2.340%, 11/07/18	2,500,000	2,500,205
Bank of Montreal Zero Coupon, 10/31/18	1,995,737	1,996,125
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (c)	3,500,000	3,503,340
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (c)	3,500,000	3,499,289
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (c)	1,000,000	1,000,298
Commonwealth Bank of Australia 2.487%, 3M LIBOR + 0.140%, 04/23/19 (c)	1,000,000	1,000,358
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (c)	3,500,000	3,500,262
Credit Industriel et Commercial Zero Coupon, 01/25/19	987,228	992,030
Credit Industriel et Commercial (NY) 2.364%, 1M LIBOR + 0.250%, 02/05/19 (c)	1,500,000	1,500,709
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	1,500,000	1,500,020
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	2,000,000	2,000,004
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (c)	3,000,000	2,999,901
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (c)	1,000,000	999,921
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (c)	2,000,000	1,999,890
2.381%, 1M LIBOR + 0.250%, 01/11/19 (c)	2,500,000	2,500,825
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (c)	2,000,000	1,999,766
2.551%, 1M LIBOR + 0.420%, 10/11/18 (c)	2,000,000	2,000,100
Sumitomo Mitsui Banking Corp., New York 2.276%, 1M LIBOR + 0.200%, 04/03/19 (c)	1,000,682	999,871

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd., London 2.321%, 1M LIBOR + 0.190%, 04/11/19 (c)	5,000,000	$4,999,765
2.528%, 1M LIBOR + 0.310%, 11/26/18 (c)	3,000,000	3,000,000
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (c)	4,000,000	4,000,476
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (c)	5,000,000	5,000,000
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (c)	5,000,000	5,000,570
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (c)	3,000,000	3,001,593

		64,495,267

Commercial Paper—0.4%
Bank of China, Ltd. 2.510%, 11/02/18	3,974,621	3,991,200
2.550%, 10/19/18	1,490,756	1,498,074
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (c)	1,500,000	1,500,154
Sheffield Receivables Co. 2.510%, SOFR + 0.350%, 11/28/18 (c)	500,000	500,137
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	994,000	997,834
Starbird Funding Corp. 2.280%, 11/08/18	994,300	997,446
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (c)	4,000,000	4,003,692
Westpac Banking Corp. 2.492%, 1M LIBOR + 0.280%, 05/24/19 (c)	2,000,000	2,001,108

		15,489,645

Repurchase Agreements—1.1%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $3,536,769; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $3,690,001.	3,500,000	3,500,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $1,007,139; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $800,149; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $816,000.	800,000	800,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $500,093; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $510,000.	500,000	500,000

BHFTII-35

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (o)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $800,149; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $816,000.	800,000	$800,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $407,538; collateralized by various Common Stock with an aggregate market value of $445,329.	400,000	400,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $501,983; collateralized by various Common Stock with an aggregate market value of $555,623.	500,000	500,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $1,352,731; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $1,378,481.	1,352,483	1,352,483
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $5,618,754; collateralized by various Common Stock with an aggregate market value of $5,830,001.	5,300,000	5,300,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $3,117,187; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $7,003,362; collateralized by various Common Stock with an aggregate market value of $7,701,500.	7,000,000	7,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $810,348; collateralized by various Common Stock with an aggregate market value of $890,124.	800,000	800,000
Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $917,843; collateralized by various Common Stock with an aggregate market value of $1,001,390.	900,000	900,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $2,010,402; collateralized by various Common Stock with an aggregate market value of $2,225,488.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $1,013,283; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,110,648.	1,000,000	1,000,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $1,215,323; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,332,778.	1,200,000	$1,200,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $1,316,183; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,443,843.	1,300,000	1,300,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $1,315,599; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,443,843.	1,300,000	1,300,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $2,022,100; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,221,297.	2,000,000	2,000,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $4,038,480; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $4,442,594.	4,000,000	4,000,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $2,413,572; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,665,556.	2,400,000	2,400,000

		41,052,483

Time Deposits—0.1%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	1,000,000	1,000,000
DZ Bank AG 2.150%, 10/01/18	1,000,000	1,000,000
Nordea Bank New York 2.140%, 10/01/18	1,000,000	1,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	1,000,000	1,000,000

		4,000,000

Total Securities Lending Reinvestments (Cost $125,025,247)		125,037,395

Total Purchased Options—0.2% (p) (Cost $7,391,221)		6,148,460

Total Investments—112.0% (Cost $4,211,680,191)		4,152,012,636
Other assets and liabilities (net)—(12.0)%		(444,237,557)

Net Assets—100.0%		$3,707,775,079

BHFTII-36

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $121,683,523 and the collateral received consisted of cash in the amount of $124,989,809. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Interest only security.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2018, the market value of securities pledged was $10,827,323.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 1.9% of net assets.
(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(j)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered.
Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2018, the market value of restricted securities was $520,235, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(k)	Principal only security.
(l)	Principal amount of security is adjusted for inflation.
(m)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(n)	Illiquid security. As of September 30, 2018, these securities represent 0.0% of net assets.
(o)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(p)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $715,098,711, which is 19.3% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Knollwood CDO, Ltd., 4.355%, 01/10/39	02/10/04	$886,864	$886,864	$0
Seasoned Credit Risk Transfer Trust, 4.750%, 07/25/56	10/04/17	540,000	520,446	520,235

				$520,235

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	2.000%	TBA	$(5,877,000)	$(5,533,563)	$(5,509,573)
Fannie Mae 15 Yr. Pool	3.500%	TBA	(9,376,000)	(9,439,830)	(9,424,183)
Fannie Mae 15 Yr. Pool	4.000%	TBA	(3,530,000)	(3,601,672)	(3,600,953)
Fannie Mae 30 Yr. Pool	3.500%	TBA	(36,553,158)	(36,076,725)	(35,932,424)
Fannie Mae 30 Yr. Pool	4.000%	TBA	(99,825,000)	(101,327,580)	(100,797,295)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(29,567,000)	(30,598,651)	(30,501,365)
Fannie Mae 30 Yr. Pool	5.000%	TBA	(171,000)	(179,543)	(179,543)
Fannie Mae 30 Yr. Pool	6.000%	TBA	(2,002,000)	(2,176,862)	(2,163,940)
Ginnie Mae I 30 Yr. Pool	4.500%	TBA	(3,100,000)	(3,206,562)	(3,203,414)

Totals				$(192,140,988)	$(191,312,690)

BHFTII-37

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ARS	5,321,030	JPMC	10/09/18	USD	134,200	$(6,552)
ARS	6,184,250	BNP	11/02/18	USD	145,000	(1,314)
ARS	7,907,310	CBNA	11/02/18	USD	185,400	(1,680)
ARS	12,449,000	JPMC	11/02/18	USD	295,000	(5,758)
ARS	12,493,250	JPMC	11/02/18	USD	295,000	(4,730)
ARS	5,764,170	BNP	11/30/18	USD	141,800	(12,356)
ARS	5,920,320	BNP	11/30/18	USD	140,960	(8,010)
ARS	6,469,819	BNP	11/30/18	USD	155,040	(9,750)
ARS	6,834,300	BNP	11/30/18	USD	165,000	(11,525)
ARS	12,655,500	BNP	11/30/18	USD	295,000	(10,800)
ARS	6,042,150	CBNA	11/30/18	USD	145,000	(9,314)
ARS	6,155,250	JPMC	11/30/18	USD	145,000	(6,774)
ARS	18,147,150	CBNA	12/28/18	USD	441,000	(44,904)
AUD	902,725	JPMC	10/24/18	USD	654,351	(1,734)
AUD	402,000	MSIP	12/19/18	USD	290,121	637
BRL	6,877,908	BNP	10/02/18	USD	1,717,802	(14,738)
BRL	10,141,880	BNP	10/02/18	USD	2,498,000	13,268
BRL	1,389,288	BBP	10/02/18	USD	335,520	8,487
BRL	2,428,536	BBP	10/02/18	USD	606,543	(5,204)
BRL	6,284,008	BBP	10/02/18	USD	1,569,472	(13,466)
BRL	2,089,417	GSI	10/02/18	USD	521,846	(4,477)
BRL	2,285,453	GSI	10/02/18	USD	545,220	20,689
BRL	2,346,298	GSI	10/02/18	USD	587,000	(6,025)
BRL	2,692,387	GSI	10/02/18	USD	672,441	(5,769)
BRL	2,768,577	GSI	10/02/18	USD	691,470	(5,933)
BRL	9,370,663	GSI	10/02/18	USD	2,289,660	30,644
BRL	17,743,346	GSI	10/02/18	USD	4,336,000	57,494
BRL	1,402,742	MSIP	10/02/18	USD	335,520	11,818
BRL	3,525,644	MSIP	10/02/18	USD	880,552	(7,555)
BRL	4,164,066	MSIP	10/02/18	USD	1,040,003	(8,923)
BRL	4,114,529	UBSA	10/02/18	USD	1,027,630	(8,817)
BRL	8,763,056	BNP	11/05/18	USD	2,168,000	(3,240)
BRL	10,001,692	BNP	11/05/18	USD	2,498,000	(27,257)
BRL	8,726,200	UBSA	11/05/18	USD	2,168,000	(12,345)
BRL	3,079,605	BBP	11/26/18	USD	752,000	7,293
CAD	10,029,269	BBP	12/19/18	USD	7,715,000	62,766
CLP	422,202,240	UBSA	10/09/18	USD	610,560	31,397
CLP	1,242,048,024	CBNA	10/24/18	USD	1,831,200	57,960
CLP	491,332,934	BBP	10/26/18	USD	732,480	14,872
CLP	682,585,728	BBP	10/26/18	USD	1,017,600	20,662
CLP	403,061,276	BNP	11/09/18	USD	610,560	2,673
EUR	2,289,000	GSI	10/03/18	USD	2,674,478	(16,624)
IDR	16,172,352,000	JPMC	10/12/18	USD	1,069,600	14,456
IDR	39,091,955,000	BBP	10/31/18	USD	2,653,000	(38,576)
JPY	82,691,793	BOA	10/10/18	USD	749,400	(21,182)
KRW	2,493,260,572	BNP	10/02/18	USD	2,226,000	21,699
KRW	2,483,058,480	BBP	10/02/18	USD	2,236,587	1,915
MXN	59,827,685	BNP	10/01/18	USD	3,179,500	17,448
MXN	5,029,805	CBNA	10/09/18	USD	257,539	10,942
MXN	9,226,910	HSBC	10/09/18	USD	472,663	19,849
MXN	5,536,315	MSIP	10/09/18	USD	283,598	11,919
MXN	53,449,125	GSI	10/17/18	USD	2,821,800	27,634
MXN	41,857,872	JPMC	10/19/18	USD	2,226,000	4,794
MXN	13,172,469	RBS	10/23/18	USD	699,000	2,582
MXN	10,379,662	BBP	11/26/18	USD	543,000	6,916
MXN	13,782,203	BBP	11/26/18	USD	721,000	9,183
MXN	86,179,089	HSBC	11/26/18	USD	4,426,000	139,780

BHFTII-38

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
NOK	9,229,820	DBAG	12/19/18	USD	1,135,000	$2,859
NOK	21,525,139	DBAG	12/19/18	USD	2,647,000	6,636
NZD	369,000	DBAG	12/19/18	USD	244,169	534
RUB	300,149,836	BNP	10/05/18	USD	4,678,000	(97,872)
RUB	62,157,200	GSI	10/26/18	USD	940,600	5,874
TRY	5,254,608	BNP	10/05/18	USD	832,000	36,454
TRY	7,559,612	BNP	10/22/18	USD	1,184,700	51,132
TWD	28,447,450	MSIP	10/05/18	USD	925,000	6,867
ZAR	41,446,598	JPMC	10/01/18	USD	2,821,800	109,101
ZAR	17,119,143	BOA	10/03/18	USD	1,193,527	16,888
ZAR	28,903,991	GSI	10/05/18	USD	1,881,200	161,906
ZAR	22,732,000	DBAG	10/16/18	USD	1,492,665	111,812
ZAR	40,627,148	BOA	11/01/18	USD	2,821,800	39,762
ZAR	13,295,068	JPMC	11/05/18	USD	940,600	(4,658)

Contracts to Deliver
ARS	13,554,573	JPMC	10/16/18	USD	344,637	22,525
ARS	13,554,573	JPMC	10/16/18	USD	344,637	22,525
ARS	13,876,307	MSIP	10/16/18	USD	353,087	23,329
ARS	13,502,878	MSIP	10/16/18	USD	344,637	23,754
ARS	30,473,790	JPMC	11/30/18	USD	881,000	196,662
ARS	15,942,150	CBNA	12/28/18	USD	441,000	93,032
BRL	10,141,880	BNP	10/02/18	USD	2,533,000	21,733
BRL	6,877,908	BNP	10/02/18	USD	1,677,600	(25,464)
BRL	6,284,008	BBP	10/02/18	USD	1,512,000	(44,006)
BRL	2,428,536	BBP	10/02/18	USD	587,000	(14,339)
BRL	1,389,288	BBP	10/02/18	USD	346,984	2,977
BRL	17,743,346	GSI	10/02/18	USD	4,431,516	38,022
BRL	9,370,663	GSI	10/02/18	USD	2,340,384	20,080
BRL	2,768,577	GSI	10/02/18	USD	671,040	(14,497)
BRL	2,692,387	GSI	10/02/18	USD	654,000	(12,672)
BRL	2,346,298	GSI	10/02/18	USD	586,003	5,028
BRL	2,285,453	GSI	10/02/18	USD	570,807	4,897
BRL	2,089,417	GSI	10/02/18	USD	503,280	(14,088)
BRL	4,164,066	MSIP	10/02/18	USD	999,200	(31,880)
BRL	3,525,644	MSIP	10/02/18	USD	838,800	(34,198)
BRL	1,402,742	MSIP	10/02/18	USD	350,344	3,006
BRL	4,114,529	UBSA	10/02/18	USD	986,000	(32,813)
BRL	17,791,909	GSI	11/05/18	USD	4,336,000	(59,180)
BRL	9,396,307	GSI	11/05/18	USD	2,289,660	(31,533)
BRL	2,351,522	GSI	11/05/18	USD	587,000	6,098
BRL	3,082,749	GSI	11/26/18	USD	752,000	(8,068)
CAD	10,029,368	CBNA	12/19/18	USD	7,715,000	(62,843)
CLP	403,345,790	BNP	10/09/18	USD	610,560	(2,726)
EUR	2,289,000	MSIP	10/03/18	USD	2,687,094	29,240
EUR	489,471	SCB	10/16/18	USD	568,582	(342)
IDR	8,011,682,880	BBP	10/12/18	USD	529,600	(7,435)
IDR	7,176,794,483	BBP	10/19/18	USD	486,434	5,767
IDR	24,814,687,924	MSIP	10/19/18	USD	1,680,187	18,221
IDR	27,919,500,000	MSIP	10/26/18	USD	1,861,300	(7,043)
IDR	27,919,500,000	MSIP	10/26/18	USD	1,861,300	(7,043)
KRW	2,493,260,572	BNP	10/02/18	USD	2,245,776	(1,923)
KRW	2,483,058,480	BBP	10/02/18	USD	2,226,000	(12,502)
KRW	2,491,590,003	BNP	11/02/18	USD	2,226,000	(21,612)
MXN	13,186,209	BNP	10/01/18	USD	701,138	(3,479)
MXN	26,475,849	RBS	10/01/18	USD	1,407,908	(6,854)

BHFTII-39

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	13,237,924	RBS	10/01/18	USD	703,954	$(3,427)
MXN	15,868,413	SSBT	10/01/18	USD	830,200	(17,743)
MXN	13,539,857	UBSA	10/01/18	USD	721,000	(2,515)
MXN	13,154,868	GSI	10/09/18	USD	699,000	(3,179)
MXN	26,403,327	UBSA	10/23/18	USD	1,398,000	(8,273)
MXN	22,391,454	BBP	11/01/18	USD	1,184,700	(6,222)
MXN	88,403,155	RBS	11/26/18	USD	4,584,800	(98,811)
MXN	26,954,150	SSBT	11/26/18	USD	1,398,000	(30,035)
RUB	48,345,648	BBP	10/05/18	USD	754,000	16,271
RUB	249,193,620	DBAG	10/05/18	USD	3,924,000	121,437
TRY	2,928,376	GSI	10/05/18	USD	472,000	(11,987)
TRY	4,283,865	BNP	10/22/18	USD	690,000	(10,319)
TRY	1,061,558	BOA	10/22/18	USD	169,700	(3,842)
TRY	1,063,758	HSBC	10/22/18	USD	170,000	(3,901)
TRY	970,114	MSIP	10/22/18	USD	155,000	(3,593)
TWD	28,436,042	DBAG	10/05/18	USD	925,000	(6,493)
TWD	48,010,952	BOA	10/26/18	USD	1,567,704	(7,149)
TWD	47,985,343	MSIP	10/26/18	USD	1,567,790	(6,224)
TWD	47,965,671	MSIP	10/26/18	USD	1,567,506	(5,863)
ZAR	17,119,143	GSI	10/03/18	USD	1,286,810	76,395
ZAR	3,489,712	BBP	10/05/18	USD	230,035	(16,638)
ZAR	13,241,455	JPMC	10/05/18	USD	940,600	4,615
ZAR	10,784,472	MSIP	10/05/18	USD	710,565	(51,746)
ZAR	145,111,349	BOA	10/16/18	USD	10,542,282	299,984
ZAR	8,237,772	GSI	10/22/18	USD	572,000	(8,985)
ZAR	784,592	BNP	10/31/18	USD	54,567	(702)
ZAR	1,570,431	BBP	10/31/18	USD	109,135	(1,492)
ZAR	3,325,959	HSBC	10/31/18	USD	231,222	(3,071)
ZAR	7,843,481	MSIP	10/31/18	USD	545,675	(6,850)
ZAR	1,758,824	CBNA	11/01/18	USD	121,800	(2,082)
ZAR	10,269,227	JPMC	11/01/18	USD	710,000	(13,310)
ZAR	4,116,825	JPMC	11/01/18	USD	285,000	(4,967)
ZAR	20,514,030	RBS	11/01/18	USD	1,420,000	(24,900)
ZAR	4,114,517	RBS	11/01/18	USD	285,000	(4,805)
ZAR	17,119,143	BOA	12/03/18	USD	1,183,959	(16,765)

Cross Currency Contracts to Buy
AUD	3,782,000	JPMC	12/19/18	SEK	24,229,999	(9,550)
CAD	5,780,670	MSIP	12/19/18	EUR	3,782,000	63,076
EUR	3,782,000	BOA	12/19/18	JPY	500,239,467	(10,151)
EUR	1,890,000	MSIP	12/19/18	CAD	2,872,706	(19,035)
EUR	1,892,000	MSIP	12/19/18	CAD	2,877,108	(20,111)
JPY	494,364,508	JPMC	12/19/18	EUR	3,782,000	(41,876)
JPY	390,424,177	CBNA	12/19/18	NZD	5,295,000	(53,868)
NZD	1,513,000	JPMC	12/19/18	JPY	112,915,190	3,393
NZD	1,512,857	JPMC	12/19/18	JPY	113,070,932	1,919
SEK	8,041,893	MSIP	12/19/18	AUD	1,260,000	(274)
SEK	16,096,550	MSIP	12/19/18	AUD	2,522,000	(548)

Net Unrealized Appreciation						$867,884

BHFTII-40

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	03/16/20	4,731	USD	1,145,315,963	$(1,598,281)
Euro-BTP Futures	12/06/18	59	EUR	7,306,560	(168,393)
Euro-Schatz Futures	12/06/18	702	EUR	78,466,050	11,650
U.S. Treasury Long Bond Futures	12/19/18	29	USD	4,074,500	(6,383)
U.S. Treasury Note 10 Year Futures	12/19/18	221	USD	26,250,656	52,838
U.S. Treasury Note 2 Year Futures	12/31/18	5,064	USD	1,067,158,880	(2,704,889)
U.S. Treasury Note 5 Year Futures	12/31/18	3,923	USD	441,245,557	(2,862,661)
U.S. Treasury Note Ultra 10 Year Futures	12/19/18	455	USD	57,330,000	(1,052,773)
U.S. Treasury Ultra Long Bond Futures	12/19/18	1,061	USD	163,692,406	(5,967,752)

Futures Contracts—Short
90 Day Eurodollar Futures	12/14/20	(704)	USD	(170,429,600)	147,931
90 Day Eurodollar Futures	03/15/21	(3,940)	USD	(954,021,750)	1,229,805
Euro-Bund Futures	12/06/18	(2)	EUR	(317,580)	3,760
Japanese Government 10 Year Bond Futures	12/13/18	(47)	JPY	(7,054,230,000)	95,748

Net Unrealized Depreciation					$(12,819,400)

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/BRL Put	BRL	3.800	GSI	10/05/18	1,677,600	USD	1,677,600	$33,262	$102,028	$68,766
USD Call/BRL Put	BRL	3.850	GSI	10/10/18	3,300,000	USD	3,300,000	121,179	166,475	45,296
USD Call/BRL Put	BRL	4.000	MSIP	10/10/18	3,300,000	USD	3,300,000	83,655	74,263	(9,392)
USD Call/BRL Put	BRL	4.250	BNP	10/10/18	1,650,000	USD	1,650,000	45,458	5,037	(40,421)
USD Call/BRL Put	BRL	3.600	DBAG	10/31/18	212,000	USD	212,000	22,260	29,601	7,341
USD Call/BRL Put	BRL	4.090	BNP	11/21/18	1,811,000	USD	1,811,000	84,574	61,313	(23,261)
USD Call/TWD Put	TWD	31.000	BOA	10/05/18	1,748,600	USD	1,748,600	4,779	59	(4,720)
USD Call/ZAR Put	ZAR	13.750	BNP	10/11/18	1,039,500	USD	1,039,500	54,123	33,159	(20,964)
USD Put/BRL Call	BRL	4.080	DBAG	10/11/18	1,272,000	USD	1,272,000	17,732	7,108	(10,624)
USD Put/BRL Call	BRL	3.900	DBAG	11/08/18	3,931,000	USD	3,931,000	17,572	14,446	(3,126)
USD Put/BRL Call	BRL	4.100	BNP	10/04/18	1,174,000	USD	1,174,000	12,720	21,134	8,414
USD Put/BRL Call	BRL	4.120	MSIP	10/05/18	1,272,000	USD	1,272,000	17,262	28,768	11,506
USD Put/CAD Call	CAD	1.290	DBAG	10/09/18	32,966,000	USD	32,966,000	147,028	118,777	(28,251)
USD Put/MXN Call	MXN	18.000	MSIP	10/04/18	6,359,000	USD	6,359,000	10,467	6	(10,461)
USD Put/MXN Call	MXN	19.000	CBNA	10/19/18	2,796,000	USD	2,796,000	53,823	49,783	(4,040)
USD Put/MXN Call	MXN	16.500	MSIP	10/25/18	212,000	USD	212,000	20,673	—	(20,673)
USD Put/TRY Call	TRY	6.360	CBNA	10/19/18	720,000	USD	720,000	22,383	32,874	10,491
USD Put/TRY Call	TRY	4.497	CBNA	10/19/18	17,435,000	USD	17,435,000	127,624	—	(127,624)
USD Put/ZAR Call	ZAR	13.350	JPMC	10/11/18	1,386,000	USD	1,386,000	26,805	509	(26,296)
USD Put/ZAR Call	ZAR	14.500	CBNA	10/18/18	1,144,000	USD	1,144,000	25,740	35,215	9,475
USD Put/ZAR Call	ZAR	13.800	CBNA	10/18/18	1,144,000	USD	1,144,000	4,645	5,797	1,152
USD Put/ZAR Call	ZAR	12.630	JPMC	10/18/18	13,080,000	USD	13,080,000	77,332	275	(77,057)
USD Put/ZAR Call	ZAR	12.630	JPMC	10/18/18	9,444,000	USD	9,444,000	55,436	198	(55,238)

Totals								$1,086,532	$786,825	$(299,707)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Call - OTC - 10 Yr. IRS	3.041%	JPMC	3M LIBOR	Pay	04/27/38	52,790,000	USD	52,790,000	$2,520,612	$2,485,216	$(35,396)
Put - OTC - 10 Yr. IRS	3.210%	CBNA	3M LIBOR	Receive	10/05/18	99,607,000	USD	99,607,000	318,742	29,782	(288,960)
Put - OTC - 10 Yr. IRS	3.041%	JPMC	3M LIBOR	Receive	04/27/38	52,790,000	USD	52,790,000	2,520,612	2,496,418	(24,194)

Totals									$5,359,966	$5,011,416	$(348,550)

BHFTII-41

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Purchased Options—(Continued)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Put - U.S. Treasury Note 10-Year Futures	USD	118.500	10/05/18	3,202	USD	3,202,000	$944,723	$350,219	$(594,504)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/BRL Put	BRL	4.450	BNP	10/04/18	(1,174,000)	USD	(1,174,000)	$(4,461)	$(3)	$4,458
USD Call/BRL Put	BRL	3.960	GSI	10/05/18	(2,516,400)	USD	(2,516,400)	(22,262)	(60,721)	(38,459)
USD Call/BRL Put	BRL	4.250	MSIP	10/10/18	(3,300,000)	USD	(3,300,000)	(34,320)	(10,075)	24,245
USD Call/BRL Put	BRL	4.000	GSI	10/10/18	(3,300,000)	USD	(3,300,000)	(71,679)	(74,263)	(2,584)
USD Call/BRL Put	BRL	4.110	BNP	11/21/18	(1,811,000)	USD	(1,811,000)	(73,889)	(51,105)	22,784
USD Call/BRL Put	BRL	4.100	GSI	11/21/18	(1,677,600)	USD	(1,677,600)	(74,955)	(55,121)	19,834
USD Call/ZAR Put	ZAR	13.750	JPMC	10/11/18	(1,039,500)	USD	(1,039,500)	(19,615)	(33,159)	(13,544)
USD Put/BRL Call	BRL	4.120	DBAG	10/05/18	(1,272,000)	USD	(1,272,000)	(43,426)	(28,767)	14,659
USD Put/BRL Call	BRL	4.080	MSIP	10/11/18	(1,272,000)	USD	(1,272,000)	(17,548)	(7,108)	10,440
USD Put/CAD Call	CAD	1.290	BBP	10/09/18	(32,966,000)	USD	(32,966,000)	(54,724)	(118,776)	(64,052)
USD Put/TRY Call	TRY	4.497	BNP	10/19/18	(17,435,000)	USD	(17,435,000)	(66,985)	—	66,985
USD Put/TRY Call	TRY	5.960	CBNA	10/19/18	(1,080,000)	USD	(1,080,000)	(6,403)	(8,622)	(2,219)
USD Put/ZAR Call	ZAR	13.800	CBNA	10/18/18	(1,716,000)	USD	(1,716,000)	(12,390)	(8,695)	3,695

Totals								$(502,657)	$(456,415)	$46,242

Forward Volatility Agreements	Currency Price	Strike Volatility	Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Depreciation
USD Put/JPY Call	USD	8.900%	DBAG	04/03/19	(6,233,000)	USD	(6,233,000)	$—	$(44,267)	$(44,267)
USD Put/JPY Call	USD	8.900%	DBAG	04/03/19	(6,233,000)	USD	(6,233,000)	—	(44,267)	(44,267)
USD Put/JPY Call	USD	8.725%	DBAG	04/03/19	(12,736,000)	USD	(12,736,000)	—	(78,072)	(78,072)

Totals								$—	$(166,606)	$(166,606)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 2 Yr. IRS	2.780%	JPMC	3M LIBOR	Receive	11/29/18	(344,100,000)	USD	(344,100,000)	$(316,572)	$(45,352)	$271,220
Put - OTC - 2 Yr. IRS	3.080%	JPMC	3M LIBOR	Pay	11/29/18	(344,100,000)	USD	(344,100,000)	(275,280)	(353,047)	(77,767)

Totals									$(591,852)	$(398,399)	$193,453

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Depreciation
Put - Eurodollar Midcurve 2-Year Futures	USD	96.750	12/14/18	(2,358)	USD	(5,895,000)	$(290,010)	$(427,387)	$(137,377)

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	28-Day TIIE	Monthly	6.270%	Monthly	12/05/25	BOA	MXN	2,209,451	$(11,756)	$—	$(11,756)
Pay	28-Day TIIE	Monthly	6.325%	Monthly	07/17/25	CBNA	MXN	19,973,500	(97,306)	—	(97,306)
Pay	28-Day TIIE	Monthly	6.330%	Monthly	08/06/25	CBNA	MXN	59,593,000	(291,819)	—	(291,819)
Pay	28-Day TIIE	Monthly	6.980%	Monthly	11/28/18	JPMC	MXN	92,466,976	(9,600)	—	(9,600)
Pay	28-Day TIIE	Monthly	6.980%	Monthly	11/28/18	CBNA	MXN	163,000,000	(16,924)	—	(16,924)
Pay	28-Day TIIE	Monthly	7.060%	Monthly	11/21/18	JPMC	MXN	114,610,942	(9,800)	—	(9,800)

BHFTII-42

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

OTC Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	28-Day TIIE	Monthly	7.070%	Monthly	11/21/18	CBNA	MXN	95,509,119	$(8,091)	$—	$(8,091)
Receive	28-Day TIIE	Monthly	4.700%	Monthly	12/06/18	BOA	MXN	8,147,763	2,842	—	2,842
Receive	28-Day TIIE	Monthly	4.760%	Monthly	12/06/18	CBNA	MXN	8,147,763	2,792	—	2,792
Receive	28-Day TIIE	Monthly	4.770%	Monthly	12/05/18	CBNA	MXN	8,147,763	2,744	—	2,744
Receive	28-Day TIIE	Monthly	4.850%	Monthly	11/01/18	BOA	MXN	22,482,829	3,681	—	3,681
Receive	28-Day TIIE	Monthly	6.307%	Monthly	08/11/25	DBAG	MXN	74,533,884	370,668	—	370,668
Receive	28-Day TIIE	Monthly	6.310%	Monthly	08/11/25	BOA	MXN	20,079,000	99,693	—	99,693
Receive	28-Day TIIE	Monthly	6.310%	Monthly	08/11/25	BOA	MXN	20,079,000	99,693	—	99,693
Receive	1-Day CDI	Monthly	8.525%	Monthly	01/02/20	GSI	BRL	64,000,000	(47,899)	—	(47,899)

Totals									$88,918	$—	$88,918

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	12M CPTFE	Maturity	1.631%	Maturity	06/15/28	EUR	14,890,000	$(1,597)	$717	$(2,314)
Pay	28-Day TIIE	Monthly	6.320%	Monthly	07/17/25	MXN	40,086,000	(194,764)	—	(194,764)
Pay	28-Day TIIE	Monthly	7.658%	Monthly	02/22/21	MXN	105,625,200	(31,167)	95	(31,262)
Pay	28-Day TIIE	Monthly	7.860%	Monthly	09/24/21	MXN	194,484,167	(3,060)	174	(3,234)
Pay	28-Day TIIE	Monthly	7.870%	Monthly	09/24/21	MXN	193,255,833	(253)	172	(425)
Pay	3M LIBOR	Quarterly	2.131%	Semi-Annually	08/25/25	USD	1,285,000	(77,608)	—	(77,608)
Receive	28-Day TIIE	Monthly	7.105%	Monthly	10/14/22	MXN	48,327,742	69,779	46	69,733
Receive	28-Day TIIE	Monthly	7.110%	Monthly	10/14/22	MXN	36,666,258	52,597	35	52,562
Receive	28-Day TIIE	Monthly	7.361%	Monthly	01/28/19	MXN	300,263,934	42,511	—	42,511
Receive	3M JIBAR	Quarterly	7.640%	Quarterly	03/06/28	ZAR	31,075,900	119,043	59	118,984
Receive	3M JIBAR	Quarterly	7.660%	Quarterly	03/06/28	ZAR	31,549,550	117,939	59	117,880
Receive	3M JIBAR	Quarterly	7.895%	Quarterly	06/20/28	ZAR	21,468,000	59,919	40	59,879
Receive	3M JIBAR	Quarterly	7.940%	Quarterly	06/20/28	ZAR	27,914,550	71,991	51	71,940
Receive	3M LIBOR	Semi-Annually	2.272%	Quarterly	09/11/25	USD	955,000	49,568	—	49,568
Receive	3M LIBOR	Semi-Annually	2.889%	Quarterly	03/19/28	USD	280,000	5,683	6	5,677
Receive	3M LIBOR	Semi-Annually	2.915%	Quarterly	08/23/26	USD	2,085,000	28,947	40	28,907
Receive	3M LIBOR	Semi-Annually	2.938%	Quarterly	03/14/28	USD	610,000	9,918	13	9,905
Receive	3M LIBOR	Semi-Annually	3.069%	Quarterly	09/13/28	USD	1,240,000	7,964	26	7,938

Totals								$327,410	$1,533	$325,877

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premiums (Received)	Unrealized Depreciation
CDX.NA.IG.31.V1	(1.000%)	Quarterly	12/20/23	1.057%	USD	38,438,000	$(742,853)	$(723,919)	$(18,934)

OTC Credit Default Swaps on Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Argentina Government International Bond 7.500%, due 04/22/26	(5.000%)	Quarterly	12/20/23	CBNA	5.781%	USD	3,365,381	$107,323	$190,233	$(82,910)
Bahrain Government International Bond 5.500%, due 03/31/20	(1.000%)	Quarterly	12/20/23	JPMC	3.152%	USD	230,000	22,021	26,796	(4,775)

BHFTII-43

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

OTC Credit Default Swaps on Sovereign Issues—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/23	CBNA	2.602%	USD	8,843,193	$645,771	$782,736	$(136,965)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/23	GSI	2.602%	USD	3,050,000	222,725	272,025	(49,300)
Mexico Government International Bond 7.500%, due 04/08/33	(1.000%)	Quarterly	06/20/20	JPMC	0.492%	USD	3,824,276	(32,957)	33,406	(66,363)
Mexico Government International Bond 7.500%, due 04/08/33	(1.000%)	Quarterly	09/20/20	BOA	0.511%	USD	3,824,276	(36,174)	50,241	(86,415)
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	12/20/23	CBNA	1.128%	USD	1,880,000	11,426	18,965	(7,539)
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	12/20/23	CBNA	1.128%	USD	1,120,000	6,807	11,298	(4,491)
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	12/20/23	GSI	1.128%	USD	10,295,000	62,572	99,700	(37,128)
Philippines Government International Bond 10.625%, due 03/16/25	(1.000%)	Quarterly	12/20/23	BNP	0.777%	USD	5,627,000	(60,086)	(27,793)	(32,293)
Republic of Colombia 10.375%, due 01/23/33	(1.000%)	Quarterly	12/20/23	CBNA	1.102%	USD	589,000	2,874	4,733	(1,859)
South Africa Government International Bond 5.500%, due 03/09/20	(1.000%)	Quarterly	12/20/23	MSIP	2.020%	USD	1,550,000	73,252	93,427	(20,175)

Totals								$1,025,554	$1,555,767	$(530,213)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Mexico Government International Bond 7.500%, due 04/08/33	1.000%	Quarterly	06/20/20	BOA	0.492%	USD	3,824,276	$32,957	$(38,756)	$71,713
Mexico Government International Bond 7.500%, due 04/08/33	1.000%	Quarterly	09/20/20	JPMC	0.511%	USD	3,824,276	36,174	(43,741)	79,915

Totals								$69,131	$(82,497)	$151,628

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.V9	(2.000%)	Monthly	09/17/58	CBNA	0.000%	USD	510,000	$626	$10,212	$(9,586)
CMBX.NA.A.V9	(2.000%)	Monthly	09/17/58	CSI	0.000%	USD	1,516,000	1,860	25,758	(23,898)
CMBX.NA.A.V9	(2.000%)	Monthly	09/17/58	CSI	0.000%	USD	600,000	736	10,952	(10,216)
CMBX.NA.A.V9	(2.000%)	Monthly	09/17/58	CSI	0.000%	USD	510,000	626	9,582	(8,956)
CMBX.NA.A.V9	(2.000%)	Monthly	09/17/58	GSI	0.000%	USD	260,000	319	5,203	(4,884)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.000%	USD	1,670,000	(16,899)	242	(17,141)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.000%	USD	2,340,000	(23,679)	(883)	(22,796)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.000%	USD	2,680,000	(27,119)	744	(27,863)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	CSI	0.000%	USD	1,610,000	(12,467)	19,806	(32,273)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	DBAG	0.000%	USD	1,280,000	(9,913)	15,972	(25,885)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.000%	USD	900,000	(6,970)	11,071	(18,041)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.000%	USD	1,090,000	(8,441)	13,409	(21,850)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.000%	USD	1,960,000	(15,179)	26,423	(41,602)
CMBX.NA.BBB-.V6	(3.000%)	Monthly	05/11/63	JPMC	0.000%	USD	340,000	40,097	34,298	5,799

Totals								$(76,403)	$182,789	$(259,192)

BHFTII-44

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	0.000%	USD	1,310,000	$3,089	$(59,736)	$62,825
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	0.000%	USD	660,000	1,556	(30,600)	32,156
CMBX.NA.A.V8	2.000%	Monthly	10/17/57	GSI	0.000%	USD	670,000	(5,184)	(38,376)	33,192
CMBX.NA.A.V8	2.000%	Monthly	10/17/57	MSIP	0.000%	USD	190,000	(1,470)	(22,074)	20,604
CMBX.NA.AAA.V7	0.500%	Monthly	01/17/47	CSI	0.000%	USD	5,000,000	58,350	(156,398)	214,748
CMBX.NA.AM.V4	0.500%	Monthly	02/17/51	DBAG	0.000%	USD	2,370,000	(17,281)	(359,977)	342,696
CMBX.NA.BBB-.V10	3.000%	Monthly	11/17/59	JPMC	0.000%	USD	40,000	(2,022)	(3,575)	1,553
CMBX.NA.BBB-.V6	3.000%	Monthly	05/11/63	CSI	0.000%	USD	340,000	(40,097)	(28,925)	(11,172)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	CSI	0.000%	USD	303,000	(18,109)	(32,194)	14,085
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	CSI	0.000%	USD	1,260,000	(75,305)	(112,944)	37,639
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	DBAG	0.000%	USD	718,000	(42,912)	(88,116)	45,204
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	DBAG	0.000%	USD	860,000	(51,399)	(94,403)	43,004
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	JPMC	0.000%	USD	272,000	(16,256)	(24,444)	8,188
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	0.000%	USD	250,000	(14,942)	(24,041)	9,099
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	0.000%	USD	280,000	(16,735)	(34,918)	18,183
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	0.000%	USD	290,000	(17,332)	(37,644)	20,312
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	0.000%	USD	320,000	(19,125)	(32,777)	13,652
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	0.000%	USD	500,000	(29,883)	(53,964)	24,081

Totals								$(305,057)	$(1,235,106)	$930,049

Securities in the amount of $11,550 have been received at the custodian bank as collateral for OTC swap contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(RBS)—	Royal Bank of Scotland plc
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(TRY)—	Turkish Lira
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

BHFTII-45

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Glossary of Abbreviations—(Continued)

Index Abbreviations

(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index
(CDI)—	Brazil Interbank Deposit Rate
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.AM)—	Markit North America Mezzanine AAA Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CMT)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(CPI)—	U.S. Consumer Price Index
(CPTFE)—	Eurozone Harmonized Index of Consumer Prices ex- Tobacco
(ICE)—	Intercontinental Exchange, Inc.
(JIBAR)—	Johannesburg Interbank Agreed Rate
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(SOFR)—	Secured Overnight Financing Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,606,305,864	$—	$1,606,305,864
Corporate Bonds & Notes
Advertising	—	1,278,234	—	1,278,234
Aerospace/Defense	—	38,586,519	—	38,586,519
Agriculture	—	8,823,139	—	8,823,139
Airlines	—	20,089,148	—	20,089,148
Auto Manufacturers	—	60,451,162	—	60,451,162
Auto Parts & Equipment	—	5,648,484	—	5,648,484
Banks	—	296,038,012	40,000,000	336,038,012
Beverages	—	13,174,105	—	13,174,105
Biotechnology	—	7,083,540	—	7,083,540
Building Materials	—	1,691,514	—	1,691,514
Chemicals	—	3,042,899	—	3,042,899
Commercial Services	—	11,277,993	—	11,277,993
Computers	—	13,751,139	—	13,751,139
Diversified Financial Services	—	30,639,575	—	30,639,575
Electric	—	63,503,889	—	63,503,889
Electronics	—	3,775,071	—	3,775,071
Engineering & Construction	—	1,092,539	—	1,092,539
Environmental Control	—	2,821,165	—	2,821,165
Food	—	9,985,939	—	9,985,939
Forest Products & Paper	—	3,074,466	—	3,074,466
Gas	—	1,958,943	—	1,958,943
Healthcare-Products	—	20,533,623	—	20,533,623
Healthcare-Services	—	28,822,893	—	28,822,893
Holding Companies-Diversified	—	1,025,280	—	1,025,280

BHFTII-46

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Housewares	$—	$904,359	$—	$904,359
Insurance	—	8,339,326	—	8,339,326
Iron/Steel	—	2,146,774	—	2,146,774
Media	—	48,942,671	—	48,942,671
Mining	—	6,383,880	—	6,383,880
Miscellaneous Manufacturing	—	2,206,548	—	2,206,548
Office/Business Equipment	—	585,449	—	585,449
Oil & Gas	—	49,409,725	—	49,409,725
Oil & Gas Services	—	7,642,809	—	7,642,809
Packaging & Containers	—	2,195,659	—	2,195,659
Pharmaceuticals	—	39,708,667	—	39,708,667
Pipelines	—	64,744,487	—	64,744,487
Real Estate Investment Trusts	—	10,957,382	—	10,957,382
Retail	—	9,801,999	—	9,801,999
Semiconductors	—	30,550,856	—	30,550,856
Software	—	29,076,790	—	29,076,790
Telecommunications	—	69,811,803	—	69,811,803
Transportation	—	14,940,603	—	14,940,603
Trucking & Leasing	—	4,845,175	—	4,845,175
Total Corporate Bonds & Notes*	—	1,051,364,233	40,000,000	1,091,364,233
Total Asset-Backed Securities*	—	456,067,699	0	456,067,699
Total Municipals*	—	245,899,455	—	245,899,455
Total Mortgage-Backed Securities*	—	192,757,855	—	192,757,855
Total Foreign Government*	—	123,655,961	—	123,655,961
Floating Rate Loans
Aerospace/Defense	—	1,907,827	—	1,907,827
Building Materials	—	5,904,652	—	5,904,652
Commercial Services	—	—	5,344,119	5,344,119
Distribution/Wholesale	—	12,540,037	—	12,540,037
Distributors	—	556,139	—	556,139
Diversified Financial Services	—	—	21,429,942	21,429,942
Electric	—	2,419,547	—	2,419,547
Entertainment	—	6,405,619	—	6,405,619
Environmental Control	—	2,266,166	—	2,266,166
Holding Companies-Diversified	—	—	5,438,088	5,438,088
Iron/Steel	—	366,525	—	366,525
Lodging	—	2,289,934	—	2,289,934
Miscellaneous Manufacturing	—	1,707,187	—	1,707,187
Packaging & Containers	—	2,681,389	—	2,681,389
Pipelines	—	1,105,271	—	1,105,271
Real Estate Investment Trusts	—	2,686,936	—	2,686,936
Retail	—	2,014,508	—	2,014,508
Software	—	2,690,954	—	2,690,954
Telecommunications	—	2,698,024	—	2,698,024
Transportation	—	1,714,674	—	1,714,674
Total Floating Rate Loans	—	51,955,389	32,212,149	84,167,538
Total Escrow Shares*	—	—	1	1
Total Short-Term Investments*	—	220,608,175	—	220,608,175
Total Securities Lending Reinvestments*	—	125,037,395	—	125,037,395
Purchased Options
Foreign Currency Options at Value	—	786,825	—	786,825
Interest Rate Swaptions at Value	—	5,011,416	—	5,011,416
Options on Exchange-Traded Futures Contracts at Value	350,219	—	—	350,219
Total Purchased Options	$350,219	$5,798,241	$—	$6,148,460
Total Investments	$350,219	$4,079,450,267	$72,212,150	$4,152,012,636

BHFTII-47

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Collateral for Securities Loaned (Liability)	$—	$(124,989,809)	$—	$(124,989,809)
TBA Forward Sales Commitments	$—	$(191,312,690)	$—	$(191,312,690)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,303,588	$—	$2,303,588
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,435,704)	—	(1,435,704)
Total Forward Contracts	$—	$867,884	$—	$867,884
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,541,732	$—	$—	$1,541,732
Futures Contracts (Unrealized Depreciation)	(14,361,132)	—	—	(14,361,132)
Total Futures Contracts	$(12,819,400)	$—	$—	$(12,819,400)
Written Options
Foreign Currency Options at Value	$—	$(456,415)	$—	$(456,415)
Forward Volatility Agreements at Value	—	(166,606)	—	(166,606)
Interest Rate Swaptions at Value	—	(398,399)	—	(398,399)
Options on Exchange-Traded Futures Contracts at Value	(427,387)	—	—	(427,387)
Total Written Options	$(427,387)	$(1,021,420)	$—	$(1,448,807)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$635,484	$—	$635,484
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(328,541)	—	(328,541)
Total Centrally Cleared Swap Contracts	$—	$306,943	$—	$306,943
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,913,274	$—	$1,913,274
OTC Swap Contracts at Value (Liabilities)	—	(1,111,131)	—	(1,111,131)
Total OTC Swap Contracts	$—	$802,143	$—	$802,143

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 3 to Level 2 in the amount of $930,082 were due to the resumption of trading activity which resulted in the availability of significant observable inputs.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2017	Realized Gain/ (Loss)	Change in Unrealized (Depreciation)	Purchases	Sales	Transfers out of Level 3	Balance as of September 30, 2018	Change in Unrealized (Depreciation) from Investments Still Held at September 30, 2018
Asset-Backed Securities
Asset-Backed - Other	$—	$—	$(32,654)	$32,654	$—	$—	$0	$(32,654)
Corporate Bonds & Notes
Banks	—	—	—	40,000,000	—	—	40,000,000	—
Mortgage-Backed Securities
Commercial Mortgage-Backed Securities	930,082	—	—	—	—	(930,082)	—	—
Floating Rate Loans
Commercial Services	—	—	—	5,492,000	(147,881)	—	5,344,119	—
Diversified Financial Services	—	9,720	(6,677)	23,312,742	(1,885,843)	—	21,429,942	(6,677)
Holding Companies-Diversified	—	—	—	6,081,065	(642,977)	—	5,438,088	—
Escrow Shares	1	—	—	—	—	—	1	—

Total	$930,083	$9,720	$(39,331)	$74,918,461	$(2,676,701)	$(930,082)	$72,212,150	$(39,331)

BHFTII-48

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

	Fair Value at September 30, 2018	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Asset-Backed Securities
Asset-Backed - Other	$0	Market Transaction Method	Aged Vendor Quote	$0.00	$0.00	$0.00	Increase
Corporate Bonds & Notes
Banks	40,000,000	Market Transaction Method	Aged Broker Quote	$100.00	$100.00	$100.00	Increase
Floating Rate Loans
Commercial Services	5,344,119	Market Transaction Method	Precedent Transaction	$100.00	$100.00	$100.00	Increase
Diversified Financial Services	21,429,942	Market Transaction Method	Precedent Transaction	$99.65	$100.00	$99.75	Increase
Holding Companies-Diversified	5,438,088	Market Transaction Method	Precedent Transaction	$100.00	$100.00	$100.00	Increase
Escrow Shares
Savings & Loans	1	Residual Value	Expected Payments	$0.00	$0.00	$0.00	Increase

BHFTII-49

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—99.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
TransDigm Group, Inc. (a) (b)	52,851	$19,676,427

Automobiles—0.6%
Tesla, Inc. (a) (b)	40,195	10,642,430

Banks—0.8%
First Republic Bank (a)	150,113	14,410,848

Beverages—2.6%
Constellation Brands, Inc. - Class A	225,809	48,688,937

Biotechnology—1.7%
BioMarin Pharmaceutical, Inc. (a) (b)	131,606	12,761,834
Vertex Pharmaceuticals, Inc. (b)	94,537	18,221,061

		30,982,895

Capital Markets—3.3%
CME Group, Inc. (a)	110,180	18,753,738
E*Trade Financial Corp. (b)	327,412	17,153,114
S&P Global, Inc.	127,933	24,996,829

		60,903,681

Chemicals—2.4%
DowDuPont, Inc. (a)	152,650	9,816,921
Praxair, Inc.	66,020	10,611,395
Sherwin-Williams Co. (The)	51,671	23,521,156

		43,949,472

Construction Materials—0.9%
Vulcan Materials Co. (a)	157,769	17,543,913

Diversified Financial Services—1.3%
Berkshire Hathaway, Inc. - Class B (b)	114,785	24,576,616

Diversified Telecommunication Services—0.4%
Zayo Group Holdings, Inc. (a) (b)	193,887	6,731,757

Entertainment—6.4%
Activision Blizzard, Inc. (a)	287,276	23,898,490
Electronic Arts, Inc. (b)	318,163	38,335,460
Netflix, Inc. (b)	151,426	56,653,009

		118,886,959

Equity Real Estate Investment Trusts—1.5%
SBA Communications Corp. (a) (b)	168,694	27,097,317

Health Care Equipment & Supplies—4.1%
Becton Dickinson & Co.	148,561	38,774,421
Boston Scientific Corp. (a) (b)	956,558	36,827,483

		75,601,904

Health Care Providers & Services—5.4%
Centene Corp. (b)	103,064	14,921,606
UnitedHealth Group, Inc.	320,383	85,234,693

		100,156,299

Hotels, Restaurants & Leisure—1.0%
Domino’s Pizza, Inc. (a)	63,902	18,838,310

Industrial Conglomerates—1.9%
Honeywell International, Inc.	105,918	17,624,755
Roper Technologies, Inc.	59,480	17,618,571

		35,243,326

Interactive Media & Services—9.9%
Alphabet, Inc. - Class A (b)	77,768	93,872,198
Facebook, Inc. - Class A (b)	241,429	39,705,413
Tencent Holdings, Ltd.	1,200,800	49,619,712

		183,197,323

Internet & Direct Marketing Retail—14.5%
Amazon.com, Inc. (b)	92,788	185,854,364
Booking Holdings, Inc. (a) (b)	26,279	52,137,536
MercadoLibre, Inc. (a)	85,891	29,243,309

		267,235,209

IT Services—9.2%
MasterCard, Inc. - Class A	205,624	45,773,958
PayPal Holdings, Inc. (b)	339,668	29,836,437
Visa, Inc. - Class A	625,631	93,900,957

		169,511,352

Life Sciences Tools & Services—1.8%
Illumina, Inc. (a) (b)	88,715	32,563,728

Machinery—1.3%
Xylem, Inc. (a)	292,288	23,345,043

Pharmaceuticals—0.9%
Zoetis, Inc. (a)	174,671	15,992,877

Professional Services—3.0%
CoStar Group, Inc. (b)	75,005	31,565,104
Equifax, Inc.	176,293	23,018,577

		54,583,681

Road & Rail—1.6%
Union Pacific Corp.	184,767	30,085,611

Semiconductors & Semiconductor Equipment—4.4%
ASML Holding NV	184,823	34,750,420
NVIDIA Corp.	99,029	27,829,130
Texas Instruments, Inc.	175,768	18,858,149

		81,437,699

Software—13.3%
Adobe Systems, Inc. (b)	157,931	42,633,473
Autodesk, Inc. (b)	185,724	28,993,374
Intuit, Inc. (a)	88,107	20,035,532
Microsoft Corp.	1,039,437	118,880,410

BHFTII-50

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—(Continued)
Salesforce.com, Inc. (a) (b)	213,603	$33,969,285

		244,512,074

Specialty Retail—3.3%
Home Depot, Inc. (The)	102,977	21,331,685
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	142,483	40,197,304

		61,528,989

Textiles, Apparel & Luxury Goods—1.1%
NIKE, Inc. - Class B	239,762	20,312,637

Total Common Stocks (Cost $1,191,616,508)		1,838,237,314

Preferred Stock—0.4%

Software—0.4%
Palantir Technologies, Inc. - Series I (b) (c) (d) (e) (Cost $15,555,194)	2,537,552	6,318,505

Short-Term Investment—0.1%

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $2,439,000; collateralized by U.S. Treasury Note at 2.375%, maturing 08/15/24, with a market value of $2,491,965.	2,438,797	2,438,797

Total Short-Term Investments (Cost $2,438,797)		2,438,797

Securities Lending Reinvestments (f)—13.9%

Bank Note—0.2%
Bank of America N.A. 2.398%, 1M LIBOR + 0.250%, 11/13/18 (g)	4,000,000	4,000,000

Certificates of Deposit—4.7%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (g)	3,500,000	3,499,940
2.466%, 1M LIBOR + 0.250%, 03/20/19 (g)	3,000,000	2,999,844
Banco Santander S.A. 2.340%, 11/07/18	3,000,000	3,000,246
Bank of Montreal Zero Coupon, 10/31/18	4,989,344	4,990,312
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (g)	2,000,000	1,999,996
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (g)	2,000,000	2,001,908
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (g)	2,500,000	2,499,493
2.500%, 02/01/19	1,000,000	999,986

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
BNP Paribas S.A. New York 2.574%, 1M LIBOR + 0.470%, 12/04/18 (g)	2,000,000	$2,001,174
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (g)	1,000,000	1,000,297
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (g)	2,000,000	2,000,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (g)	1,500,000	1,500,537
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (g)	4,000,000	4,000,300
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (g)	3,000,000	3,000,120
Credit Industriel et Commercial Zero Coupon, 01/25/19	4,393,165	4,414,533
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	2,000,000	2,000,026
2.500%, 11/15/18	3,000,000	2,999,928
KBC Bank NV 2.400%, 12/27/18	5,000,000	5,000,000
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	7,000,000	7,000,014
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (g)	4,000,000	3,999,868
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (g)	1,000,000	999,921
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (g)	6,000,000	5,999,298
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (g)	2,000,000	1,999,906
Sumitomo Mitsui Trust Bank, Ltd (NY) 2.423%, 3M LIBOR + 0.090%, 10/18/18 (g)	3,000,377	2,999,979
Sumitomo Mitsui Trust Bank, Ltd. 2.290%, 1M LIBOR + 0.170%, 12/06/18 (g)	1,500,000	1,500,078
2.443%, 3M LIBOR + 0.110%, 10/11/18 (g)	1,500,000	1,500,011
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (g)	4,000,000	4,000,476
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (g)	4,000,000	4,000,456
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (g)	3,000,000	3,001,593

		86,910,240

Commercial Paper—1.2%
Bank of China, Ltd. 2.510%, 11/02/18	2,484,138	2,494,500
2.550%, 10/19/18	2,484,594	2,496,790
ING Funding LLC 2.453%, 1M LIBOR + 0.320%, 02/08/19 (g)	4,000,000	4,002,044
Sheffield Receivables Co. 2.490%, 11/26/18	2,467,319	2,490,397
2.510%, SOFR + 0.350%, 11/28/18 (g)	500,000	500,137
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	1,988,000	1,995,668
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (g)	5,000,000	5,004,615

BHFTII-51

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Westpac Banking Corp. 2.492%, 1M LIBOR + 0.280%, 05/24/19 (g)	3,000,000	$3,001,662

		21,985,813

Repurchase Agreements—5.0%
Citigroup Global Markets, Inc. Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $2,014,278; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $105,327; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $102,000.	100,000	100,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $4,200,784; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $4,284,001.	4,200,000	4,200,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $2,700,504; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $2,754,002.	2,700,000	2,700,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $4,000,747; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $4,080,000.	4,000,000	4,000,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $5,094,222; collateralized by various Common Stock with an aggregate market value of $5,566,613.	5,000,000	5,000,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $6,216,461; collateralized by various Common Stock with an aggregate market value of $6,880,727.	6,191,904	6,191,904
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $3,413,474; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $3,478,451.	3,412,848	3,412,848
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $1,272,171; collateralized by various Common Stock with an aggregate market value of $1,320,000.	1,200,000	1,200,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $7,273,436; collateralized by various Common Stock with an aggregate market value of $7,700,001.	7,000,000	$7,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $10,004,803; collateralized by various Common Stock with an aggregate market value of $11,002,143.	10,000,000	10,000,000
NBC Global Finance, Ltd Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $4,589,213; collateralized by various Common Stock with an aggregate market value of $5,006,948.	4,500,000	4,500,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $11,446,166; collateralized by various Common Stock with an aggregate market value of $12,573,003.	11,300,000	11,300,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $5,573,054; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $6,108,566.	5,500,000	5,500,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $6,684,277; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $7,330,279.	6,600,000	6,600,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $8,650,319; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $9,489,337.	8,543,961	8,543,961
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $6,881,594; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $7,552,409.	6,800,000	6,800,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $2,815,834; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,109,816.	2,800,000	2,800,000

		91,848,713

Time Deposits—2.8%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	10,400,000	10,400,000

BHFTII-52

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Cooperative Rabobank UA New York 2.150%, 10/01/18	7,300,000	$7,300,000
DZ Bank AG 2.150%, 10/01/18	7,400,000	7,400,000
Erste Group Bank AG 2.170%, 10/01/18	5,400,000	5,400,000
Nordea Bank New York 2.140%, 10/01/18	7,400,000	7,400,000
Skandinaviska Enskilda Banken 2.130%, 10/01/18	7,000,000	7,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	7,400,000	7,400,000

		52,300,000

Total Securities Lending Reinvestments (Cost $257,030,488)		257,044,766

Total Investments—114.1% (Cost $1,466,640,987)		2,104,039,382
Other assets and liabilities (net)—(14.1)%		(260,192,036)

Net Assets—100.0%		$1,843,847,346

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $250,312,814 and the collateral received consisted of cash in the amount of $256,955,649. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2018, the market value of restricted securities was $6,318,505, which is 0.3% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 0.3% of net assets.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Restricted Securities	Acquisition Date	Shares	Cost	Value
Palantir Technologies, Inc. - Series I	02/07/14	2,537,552	$15,555,194	$6,318,505

BHFTII-53

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$19,676,427	$—	$—	$19,676,427
Automobiles	10,642,430	—	—	10,642,430
Banks	14,410,848	—	—	14,410,848
Beverages	48,688,937	—	—	48,688,937
Biotechnology	30,982,895	—	—	30,982,895
Capital Markets	60,903,681	—	—	60,903,681
Chemicals	43,949,472	—	—	43,949,472
Construction Materials	17,543,913	—	—	17,543,913
Diversified Financial Services	24,576,616	—	—	24,576,616
Diversified Telecommunication Services	6,731,757	—	—	6,731,757
Entertainment	118,886,959	—	—	118,886,959
Equity Real Estate Investment Trusts	27,097,317	—	—	27,097,317
Health Care Equipment & Supplies	75,601,904	—	—	75,601,904
Health Care Providers & Services	100,156,299	—	—	100,156,299
Hotels, Restaurants & Leisure	18,838,310	—	—	18,838,310
Industrial Conglomerates	35,243,326	—	—	35,243,326
Interactive Media & Services	133,577,611	49,619,712	—	183,197,323
Internet & Direct Marketing Retail	267,235,209	—	—	267,235,209
IT Services	169,511,352	—	—	169,511,352
Life Sciences Tools & Services	32,563,728	—	—	32,563,728
Machinery	23,345,043	—	—	23,345,043
Pharmaceuticals	15,992,877	—	—	15,992,877
Professional Services	54,583,681	—	—	54,583,681
Road & Rail	30,085,611	—	—	30,085,611
Semiconductors & Semiconductor Equipment	81,437,699	—	—	81,437,699
Software	244,512,074	—	—	244,512,074
Specialty Retail	61,528,989	—	—	61,528,989
Textiles, Apparel & Luxury Goods	20,312,637	—	—	20,312,637
Total Common Stocks	1,788,617,602	49,619,712	—	1,838,237,314
Total Preferred Stock*	—	—	6,318,505	6,318,505
Total Short-Term Investment*	—	2,438,797	—	2,438,797
Total Securities Lending Reinvestments*	—	257,044,766	—	257,044,766
Total Investments	$1,788,617,602	$309,103,275	$6,318,505	$2,104,039,382

Collateral for Securities Loaned (Liability)	$—	$(256,955,649)	$—	$(256,955,649)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2018 is not presented.

BHFTII-54

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Short-Term Investments—100.2% of Net Assets

Security Description	Principal Amount*	Value

Certificate of Deposit—26.7%
Bank of Montreal (Chicago) 2.283%, 1M LIBOR + 0.150%, 03/12/19 (a)	7,000,000	$7,000,140
2.430%, 01/23/19	8,000,000	7,999,367
BNP Paribas S.A. (NY) 2.587%, 3M LIBOR + 0.250%, 04/08/19 (a)	7,000,000	7,005,363
Canadian Imperial Bank of Commerce (NY) 2.468%, 1M LIBOR + 0.310%, 07/16/19 (a)	7,000,000	7,007,560
Credit Industriel et Commercial (NY) 0.010%, 03/01/19	10,000,000	9,890,080
KBC Bank NV 2.180%, 10/05/18	15,000,000	14,999,898
2.370%, 12/10/18	10,000,000	9,998,570
Mitsubishi UFJ Trust & Banking Corp. (NY) 2.300%, 12/10/18	10,000,000	10,000,148
Mizuho Bank, Ltd. (NY) 2.284%, 1M LIBOR + 0.170%, 12/03/18 (a)	10,000,000	9,991,493
Natixis S.A. 2.443%, 3M LIBOR + 0.100%, 11/01/18 (a)	12,000,000	12,000,594
Nordea Bank AB 2.400%, 01/28/19 (b)	14,240,000	14,239,373
Rabobank Nederland (NY) 2.313%, 1M LIBOR + 0.180%, 11/13/18 (a)	7,000,000	7,001,596
Royal Bank of Canada (NY) 2.370%, 1M LIBOR + 0.250%, 11/06/18 (a)	5,500,000	5,501,562
2.468%, 1M LIBOR + 0.310%, 08/16/19 (a)	8,000,000	8,006,128
2.472%, 3M LIBOR + 0.150%, 05/20/19 (a)	6,500,000	6,503,647
Skandinaviska Enskilda Banken AB 2.362%, 3M LIBOR + 0.020%, 10/19/18 (a)	6,000,000	5,999,958
Standard Chartered Bank 2.473%, 3M LIBOR + 0.100%, 03/25/19 (a)	7,000,000	7,000,000
Sumitomo Mitsui Banking Corp. (NY) 2.510%, 03/01/19	10,000,000	10,000,185
Sumitomo Mitsui Trust Bank, Ltd. (NY) 2.320%, 10/18/18	14,500,000	14,500,925
2.457%, 3M LIBOR + 0.120%, 10/05/18 (a)	7,000,000	7,000,159
2.515%, 3M LIBOR + 0.200%, 08/16/19 (a)	4,000,000	3,999,977
Svenska Handelsbanken AB 2.398%, 1M LIBOR + 0.180%, 10/26/18 (a)	8,000,000	8,001,176
Swedbank AB 2.230%, 10/10/18	10,000,000	10,000,221
Wells Fargo Bank N.A. 2.415%, 1M LIBOR + 0.250%, 11/19/18 (a)	7,000,000	7,002,380

		210,650,500

Commercial Paper—61.2%
ABN AMRO Funding USA LLC 2.121%, 10/12/18 (144A) (b)	15,000,000	14,987,003
2.249%, 11/16/18 (144A) (b)	10,000,000	9,968,980
Albion Capital Corp. 2.113%, 10/22/18 (144A) (b)	12,000,000	11,982,352
Antalis S.A. Zero Coupon, 10/01/18 (144A) (b)	11,000,000	10,998,047
Bayeriche Landesbank (NY) 2.626%, 01/02/19 (b)	7,000,000	6,954,379

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Bedford Row Funding Corp. 2.401%, 1M LIBOR + 0.270%, 02/11/19 (144A) (a)	8,000,000	$8,005,888
Bennington Sark Capital Co. LLC 2.226%, 10/15/18 (144A) (b)	8,000,000	7,991,477
BPCE 2.498%, 10/31/18 (144A) (b)	4,000,000	3,991,992
Caisse des Depots et Consignations 1.998%, 10/16/18 (b)	10,000,000	9,989,140
Cancara Asset Securitisation LLC 2.277%, 12/06/18 (b)	10,000,000	9,955,323
CDP Financial, Inc. 1.453%, 10/03/18 (144A) (b)	25,000,000	24,992,517
Commonwealth Bank of Australia 2.300%, 1M LIBOR + 0.190%, 10/05/18 (144A) (a)	3,000,000	3,000,069
Crown Point Capital LLC 2.226%, 10/15/18 (144A) (b)	7,000,000	6,992,751
2.400%, 12/03/18 (144A) (b)	10,000,000	10,002,027
2.450%, 11/05/18 (144A) (b)	9,000,000	9,002,077
Danske Corp. 2.202%, 10/26/18 (144A) (b)	8,000,000	7,986,068
DZ Bank AG Zero Coupon, 10/01/18 (144A) (b)	20,000,000	19,996,417
Erste Abwicklungsanstalt 2.189%, 11/16/18 (144A) (b)	16,000,000	15,950,913
Federation des Caisses Desjardins du Quebec 2.368%, 1M LIBOR + 0.220%, 08/13/19 (144A) (a)	5,300,000	5,302,141
HSBC Bank plc 2.621%, 3M LIBOR + 0.240%, 03/27/19 (144A) (a)	5,000,000	5,003,869
HSBC USA, Inc. 1.720%, 10/05/18 (144A) (b)	8,000,000	7,996,562
ING U.S. Funding LLC 2.436%, 3M LIBOR + 0.100%, 04/12/19 (a)	8,000,000	8,001,241
2.499%, 3M LIBOR + 0.160%, 01/07/19 (a)	5,000,000	5,001,465
JP Morgan Securities LLC 2.555%, 01/28/19 (144A) (b)	5,000,000	4,958,300
Landesbank Baden-Wuettertemberg 1.105%, 10/02/18 (b)	20,000,000	19,995,064
Lloyds Bank plc 2.334%, 1M LIBOR + 0.220%, 01/02/19 (a)	7,000,000	7,003,703
LMA S.A. & LMA Americas 2.465%, 11/21/18 (144A) (b)	8,000,000	7,973,000
Matchpoint Finance plc Zero Coupon, 10/01/18 (144A) (b)	4,069,000	4,068,251
Mizuho Bank, Ltd. (NY) 2.479%, 01/30/19 (144A) (b)	10,000,000	9,916,472
National Australia Bank, Ltd. 2.364%, 1M LIBOR + 0.250%, 04/02/19 (144A) (a)	8,000,000	8,008,176
2.398%, 1M LIBOR + 0.250%, 11/13/18 (144A) (a)	8,000,000	8,002,544
National Securities Clearing Corp. 2.552%, 03/27/19 (144A) (b)	7,000,000	6,911,100
Nationwide Building Society 2.189%, 10/24/18 (144A) (b)	15,000,000	14,975,625
Nestle Capital Corp. 2.411%, 12/11/18 (144A) (b)	8,000,000	7,962,507

BHFTII-55

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Nieuw Amsterdam Receivables Corp. 1.474%, 10/03/18 (144A) (b)	8,000,000	$7,997,600
2.305%, 12/03/18 (144A) (b)	10,000,000	9,956,953
Old Line Funding LLC 2.269%, 12/10/18 (144A) (b)	10,000,000	9,953,828
2.287%, 12/06/18 (144A) (b)	8,958,000	8,918,991
2.582%, 1M LIBOR + 0.340%, 10/29/18 (144A) (a)	8,500,000	8,502,771
Regency Markets No. 1 LLC 2.046%, 10/16/18 (144A) (b)	17,000,000	16,981,351
Starbird Funding Corp. 2.324%, 12/17/18 (144A) (b)	16,000,000	15,917,049
Suncorp Group, Ltd. 2.537%, 01/09/19 (144A) (b)	10,000,000	9,927,900
Toronto-Dominion Bank 2.344%, 11/30/18 (144A) (b)	10,000,000	10,002,200
2.363%, 1M LIBOR + 0.230%, 11/08/18 (144A) (a)	7,000,000	7,001,897
2.390%, 1M LIBOR + 0.280%, 11/05/18 (144A) (a)	8,000,000	8,002,456
UBS AG 2.502%, 1M LIBOR + 0.260%, 08/28/19 (144A) (a)	5,500,000	5,501,172
2.514%, 1M LIBOR + 0.400%, 07/02/19 (144A) (a)	5,000,000	5,007,125
2.521%, 3M LIBOR + 0.180%, 08/01/19 (144A) (a)	5,000,000	5,001,622
2.662%, 1M LIBOR + 0.420%, 05/31/19 (144A) (a)	7,000,000	7,010,682
2.667%, 3M LIBOR + 0.330%, 04/04/19 (144A) (a)	5,000,000	5,006,008
United Overseas Bank, Ltd. 2.436%, 12/03/18 (144A) (b)	8,000,000	7,966,472
Victory Receivables Corp. 2.250%, 11/09/18 (144A) (b)	10,000,000	9,973,937

		482,457,454

Repurchase Agreements—12.3%
Bank of America Securities, Inc. Repurchase Agreement dated 09/28/18 at 2.250%, due on 10/01/18 with a maturity value of $27,005,063; collateralized by U.S. Treasury Note at 4.000%, maturing 08/15/18, with a market value of $27,551,130.	27,000,000	27,000,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
JPMorgan Securities, Inc. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $70,013,067; collateralized by U.S. Treasury Note at 2.000%, maturing 10/01/18, with a market value of $71,399,477.	70,000,000	$70,000,000

		97,000,000

Total Short-Term Investments (Cost $790,087,497)		790,107,954

Total Investments—100.2% (Cost $790,087,497)		790,107,954
Other assets and liabilities (net)—(0.2)%		(1,335,191)

Net Assets—100.0%		$788,772,763

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $415,557,139, which is 52.7% of net assets.
(LIBOR)—	London Interbank Offered Rate

BHFTII-56

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Short-Term Investments*	—	790,107,954	—	790,107,954
Total Investments	$—	$790,107,954	$—	$790,107,954

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-57

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—93.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Rockwell Collins, Inc.	89,874	$12,624,601

Auto Components—3.9%
Delphi Technologies plc	524,340	16,443,303
Gentex Corp. (a)	1,054,692	22,633,690

		39,076,993

Banks—5.9%
Fifth Third Bancorp	899,081	25,102,341
M&T Bank Corp.	133,306	21,934,169
Pinnacle Financial Partners, Inc. (a)	211,398	12,715,590

		59,752,100

Capital Markets—1.6%
Intercontinental Exchange, Inc.	210,935	15,796,922

Chemicals—7.7%
Axalta Coating Systems, Ltd. (b)	696,987	20,324,141
Celanese Corp. - Series A	323,400	36,867,600
Nutrien, Ltd.	349,952	20,192,230

		77,383,971

Construction & Engineering—4.2%
Fluor Corp.	383,583	22,286,172
Jacobs Engineering Group, Inc.	264,758	20,253,987

		42,540,159

Consumer Finance—2.1%
Synchrony Financial	681,900	21,193,452

Diversified Consumer Services—2.1%
H&R Block, Inc. (a)	812,195	20,914,021

Electronic Equipment, Instruments & Components—2.1%
Arrow Electronics, Inc. (b)	283,496	20,899,325

Equity Real Estate Investment Trusts—2.7%
Equity Commonwealth (b)	616,497	19,783,389
STORE Capital Corp.	281,171	7,813,742

		27,597,131

Food & Staples Retailing—3.0%
Kroger Co. (The) (a)	1,036,285	30,166,256

Health Care Providers & Services—1.1%
AmerisourceBergen Corp.	118,019	10,883,712

Insurance—11.7%
Alleghany Corp.	19,824	12,935,755
Aon plc	121,669	18,710,259
Arch Capital Group, Ltd. (b)	737,803	21,993,908
Fairfax Financial Holdings, Ltd.	10,210	5,544,196
Loews Corp.	299,610	15,049,410
Progressive Corp. (The)	231,834	16,469,487

Insurance—(Continued)
Torchmark Corp.	312,933	27,128,162

		117,831,177

Interactive Media & Services—5.4%
IAC/InterActiveCorp (a) (b)	166,602	36,105,985
TripAdvisor, Inc. (b)	357,762	18,270,905

		54,376,890

Internet & Direct Marketing Retail—4.9%
Expedia Group, Inc. (a)	92,045	12,010,032
Liberty Expedia Holdings, Inc. - Class A (b)	263,204	12,381,116
Qurate Retail, Inc. (b)	1,142,672	25,378,745

		49,769,893

Marine—2.4%
Kirby Corp. (a) (b)	298,774	24,574,161

Media—8.1%
CBS Corp. - Class B	417,743	23,999,335
GCI Liberty, Inc. - Class A (a) (b)	415,123	21,171,273
News Corp. - Class A	1,301,729	17,169,806
Omnicom Group, Inc. (a)	293,388	19,956,252

		82,296,666

Oil, Gas & Consumable Fuels—10.6%
Andeavor	136,524	20,956,434
Apache Corp. (a)	332,586	15,854,375
Cimarex Energy Co.	236,757	22,004,196
Devon Energy Corp.	569,375	22,740,837
Hess Corp. (a)	364,536	26,093,487

		107,649,329

Road & Rail—4.6%
AMERCO (a)	70,142	25,016,144
Ryder System, Inc.	292,635	21,382,840

		46,398,984

Semiconductors & Semiconductor Equipment—2.4%
Analog Devices, Inc. (a)	259,656	24,007,794

Specialty Retail—2.7%
AutoNation, Inc. (a) (b)	648,041	26,926,104

Trading Companies & Distributors—3.2%
Air Lease Corp. (a)	705,528	32,369,625

Total Common Stocks (Cost $665,898,363)		945,029,266

BHFTII-58

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Short-Term Investment—6.3%

Security Description	Principal Amount*	Value

Repurchase Agreement—6.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $64,233,007; collateralized by U.S. Treasury Note at 2.125%, maturing 09/30/24, with a market value of $65,513,381.	64,227,655	$64,227,655

Total Short-Term Investments (Cost $64,227,655)		64,227,655

Securities Lending Reinvestments (c)—16.1%

Certificates of Deposit—9.5%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (d)	2,500,000	2,499,958
2.466%, 1M LIBOR + 0.250%, 03/20/19 (d)	5,000,000	4,999,740
Banco Santander S.A. 2.340%, 11/07/18	3,000,000	3,000,246
Bank of Montreal Zero Coupon, 10/31/18	3,991,475	3,992,250
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (d)	2,000,000	1,999,996
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (d)	4,000,000	4,003,816
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (d)	4,000,000	3,999,188
BNP Paribas S.A. New York 2.574%, 1M LIBOR + 0.470%, 12/04/18 (d)	2,000,000	2,001,174
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (d)	4,000,000	4,001,188
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (d)	1,500,000	1,500,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (d)	1,500,000	1,500,537
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (d)	3,500,000	3,500,262
2.543%, 3M LIBOR + 0.200%, 04/05/19 (d)	2,000,000	2,001,532
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (d)	2,500,000	2,500,100
Credit Industriel et Commercial (NY) Zero Coupon, 01/25/19	4,442,527	4,464,135
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	1,000,000	1,000,013
2.500%, 11/15/18	5,000,000	4,999,880
KBC Bank NV 2.400%, 12/27/18	2,000,000	2,000,000
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	2,000,000	2,000,004
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	2,977,462	2,978,083
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (d)	2,000,000	1,999,934
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (d)	1,000,000	999,921
2.504%, 1M LIBOR + 0.370%, 02/14/19 (d)	4,000,000	4,002,676
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	3,000,000	2,999,835

Certificates of Deposit—(Continued)
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (d)	4,000,000	3,999,532
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (d)	2,000,000	1,999,906
Sumitomo Mitsui Trust Bank, Ltd., London 2.528%, 1M LIBOR + 0.310%, 11/26/18 (d)	5,000,000	5,000,000
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (d)	4,000,000	4,000,476
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	2,000,000	2,000,000
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (d)	7,000,000	7,000,798
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (d)	3,000,000	3,001,593

		95,946,773

Commercial Paper—1.9%
Bank of China, Ltd. 2.510%, 11/02/18	3,974,621	3,991,200
2.550%, 10/19/18	2,484,594	2,496,790
Sheffield Receivables Co. 2.490%, 11/26/18	1,973,855	1,992,318
2.510%, SOFR + 0.350%, 11/28/18 (d)	500,000	500,137
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	994,000	997,834
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (d)	5,000,000	5,004,615
Westpac Banking Corp. 2.492%, 1M LIBOR + 0.280%, 05/24/19 (d)	4,000,000	4,002,216

		18,985,110

Repurchase Agreements—3.8%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $2,014,278; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $1,053,267; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $800,149; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $816,000.	800,000	800,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $500,093; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $510,000.	500,000	500,000

BHFTII-59

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $900,168; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $918,000.	900,000	$900,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $407,538; collateralized by various Common Stock with an aggregate market value of $445,329.	400,000	400,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $602,380; collateralized by various Common Stock with an aggregate market value of $666,748.	600,000	600,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $475,503; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $484,555.	475,416	475,416
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $8,832,029; collateralized by various Common Stock with an aggregate market value of $9,350,001.	8,500,000	8,500,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $15,007,204; collateralized by various Common Stock with an aggregate market value of $16,503,214.	15,000,000	15,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $917,843; collateralized by various Common Stock with an aggregate market value of $1,001,390.	900,000	900,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $810,348; collateralized by various Common Stock with an aggregate market value of $890,124.	800,000	800,000
Societe Generale Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $1,011,999; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,110,648.	1,000,000	1,000,000
Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $810,626; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $888,519.	800,000	800,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $1,012,769; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,110,648.	1,000,000	1,000,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $1,012,448; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,110,648.	1,000,000	1,000,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $2,916,400; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,220,880.	2,900,000	2,900,000

		38,575,416

Time Deposits—0.9%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	4,000,000	4,000,000
DZ Bank AG 2.150%, 10/01/18	1,000,000	1,000,000
Nordea Bank New York 2.140%, 10/01/18	1,000,000	1,000,000
Skandinaviska Enskilda Banken 2.130%, 10/01/18	2,000,000	2,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	1,000,000	1,000,000

		9,000,000

Total Securities Lending Reinvestments (Cost $162,487,393)		162,507,299

Total Investments—116.0% (Cost $892,613,411)		1,171,764,220
Other assets and liabilities (net)—(16.0)%		(161,782,326)

Net Assets—100.0%		$1,009,981,894

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $158,700,643 and the collateral received consisted of cash in the amount of $162,413,950. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTII-60

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$945,029,266	$—	$—	$945,029,266
Total Short-Term Investment*	—	64,227,655	—	64,227,655
Total Securities Lending Reinvestments*	—	162,507,299	—	162,507,299
Total Investments	$945,029,266	$226,734,954	$—	$1,171,764,220

Collateral for Securities Loaned (Liability)	$—	$(162,413,950)	$—	$(162,413,950)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-61

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Australia—6.8%
Accent Group, Ltd.	90,942	$107,158
Adairs, Ltd.	12,167	22,861
Adelaide Brighton, Ltd.	118,950	531,276
AED Oil, Ltd. (a) (b) (c) (d)	93,946	0
Ainsworth Game Technology, Ltd.	51,616	44,991
Alkane Resources, Ltd. (b)	120,355	20,965
ALS, Ltd.	82,785	534,162
Altium, Ltd.	31,832	629,166
AMA Group, Ltd.	111,029	89,086
Amaysim Australia, Ltd.	21,060	15,532
Ansell, Ltd.	36,143	659,771
AP Eagers, Ltd.	7,774	44,395
APN Outdoor Group, Ltd.	34,469	165,576
Appen, Ltd.	19,037	192,089
ARB Corp., Ltd.	27,756	382,348
Ardent Leisure Group	88,453	113,775
ARQ Group, Ltd.	41,278	70,542
Asaleo Care, Ltd.	51,178	26,816
Atlas Arteria, Ltd.	108,901	548,916
AUB Group, Ltd.	25,969	249,951
Aurelia Metals, Ltd. (b)	110,317	58,220
Ausdrill, Ltd.	186,432	237,473
Austal, Ltd.	81,889	116,546
Australian Agricultural Co., Ltd. (b)	192,359	178,686
Australian Finance Group, Ltd.	11,568	12,500
Australian Pharmaceutical Industries, Ltd.	174,311	217,237
Auswide Bank, Ltd.	9,275	36,973
Automotive Holdings Group, Ltd.	101,744	162,501
Aveo Group	113,281	167,423
AVJennings, Ltd.	10,332	4,937
Baby Bunting Group, Ltd.	5,851	9,855
Bapcor, Ltd.	39,977	220,306
Beach Energy, Ltd.	902,659	1,396,657
Beadell Resources, Ltd. (b)	102,327	4,363
Bega Cheese, Ltd.	77,553	381,703
Bellamy’s Australia, Ltd. (b)	19,257	142,352
Bingo Industries, Ltd.	30,588	69,464
Blackmores, Ltd.	4,835	461,071
Blue Sky Alternative Investments, Ltd.	6,725	7,701
Bravura Solutions, Ltd.	32,185	102,608
Breville Group, Ltd.	34,410	325,307
Brickworks, Ltd.	5,923	74,899
Bubs Australia, Ltd. (b)	5,279	2,419
Buru Energy, Ltd. (b)	72,570	13,897
BWX, Ltd.	2,270	5,908
Cabcharge Australia, Ltd.	55,813	91,582
Capitol Health, Ltd.	95,087	19,936
Capral, Ltd.	136,176	15,267
Cardno, Ltd. (b)	69,333	58,910
Carnarvon Petroleum, Ltd. (b)	282,013	81,471
carsales.com, Ltd.	79,391	827,000
Cash Converters International, Ltd. (b)	152,939	35,379
Cedar Woods Properties, Ltd.	27,273	113,344
Citadel Group, Ltd. (The)	2,117	12,376
Cleanaway Waste Management, Ltd.	883,001	1,195,821
Clinuvel Pharmaceuticals, Ltd.	5,706	90,555
Clover Corp., Ltd.	34,945	39,320

Security Description	Shares	Value

Australia—(Continued)
Codan, Ltd.	10,859	$25,276
Collection House, Ltd.	19,217	21,527
Collins Foods, Ltd.	11,643	52,093
Cooper Energy, Ltd. (b)	552,999	182,214
Corporate Travel Management, Ltd.	22,148	486,075
Costa Group Holdings, Ltd.	57,589	296,620
Credit Corp. Group, Ltd.	13,415	215,797
CSG, Ltd. (b)	85,825	11,740
CSR, Ltd.	239,936	651,902
Cudeco, Ltd. (a) (b) (c) (d)	51,210	6,526
Data #3, Ltd.	55,471	59,363
Decmil Group, Ltd. (b)	65,887	36,602
Dicker Data, Ltd.	5,634	12,097
Domain Holdings Australia, Ltd.	96,746	244,072
Domino’s Pizza Enterprises, Ltd.	5,908	227,960
Doray Minerals, Ltd. (b)	44,069	10,985
Downer EDI, Ltd.	181,569	1,032,539
DuluxGroup, Ltd.	144,897	800,597
DWS, Ltd.	36,847	31,587
Eclipx Group, Ltd.	7,140	13,231
Elders, Ltd.	32,731	167,704
Energy Resources of Australia, Ltd. (b)	51,910	14,256
Energy World Corp., Ltd. (b)	325,379	44,658
EQT Holdings, Ltd.	3,062	52,222
ERM Power, Ltd.	49,991	60,889
Estia Health, Ltd.	8,310	14,250
Euroz, Ltd.	23,559	21,456
Event Hospitality and Entertainment, Ltd.	38,556	412,493
Fairfax Media, Ltd.	967,464	576,636
FAR, Ltd. (b)	653,097	54,058
Finbar Group, Ltd.	6,909	4,444
Fleetwood Corp., Ltd.	35,042	59,451
FlexiGroup, Ltd.	60,577	83,824
G8 Education, Ltd.	158,694	229,360
Galaxy Resources, Ltd. (b)	98,235	176,026
Galilee Energy, Ltd. (b)	43,169	22,156
Gateway Lifestyle	49,118	79,533
Genworth Mortgage Insurance Australia, Ltd.	42,575	75,717
Global Construction Services, Ltd.	9,380	4,746
Gold Road Resources, Ltd. (b)	132,712	65,231
GrainCorp, Ltd. - Class A	83,590	476,824
Grange Resources, Ltd.	120,000	19,554
Greencross, Ltd.	21,736	66,393
Greenland Minerals Ltd. (b)	349,524	20,213
GUD Holdings, Ltd.	39,734	416,068
GWA Group, Ltd.	92,856	209,554
Hansen Technologies, Ltd.	50,238	134,825
Harvey Norman Holdings, Ltd.	21,381	54,403
Healthscope, Ltd.	16,123	24,445
Hills, Ltd. (b)	80,453	10,634
Horizon Oil, Ltd. (b)	652,736	70,484
HT&E, Ltd.	109,386	237,115
IDM International, Ltd. (a) (b) (c) (d)	1,969	0
IDP Education, Ltd.	1,987	14,810
Iluka Resources, Ltd.	35,317	252,972
Imdex, Ltd. (b)	100,165	86,183
IMF Bentham, Ltd.	49,173	107,695

BHFTII-62

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Independence Group NL	112,057	$375,419
Infigen Energy, Ltd. (b)	343,467	146,104
Infomedia, Ltd.	131,353	124,387
Inghams Group, Ltd.	61,587	172,765
Integral Diagnostics, Ltd.	6,767	13,415
Integrated Research, Ltd.	28,972	57,179
International Ferro Metals, Ltd. (a) (b) (c) (d)	82,765	0
Invocare, Ltd.	38,500	343,478
IOOF Holdings, Ltd.	118,246	695,805
IPH, Ltd.	31,372	136,496
Iress, Ltd.	54,057	496,727
iSelect, Ltd.	46,213	23,476
iSentia Group, Ltd.	28,120	6,694
Japara Healthcare, Ltd.	32,040	32,078
JB Hi-Fi, Ltd.	46,350	839,728
Jumbo Interactive, Ltd.	12,118	66,454
Jupiter Mines, Ltd.	53,689	13,197
K&S Corp., Ltd.	1,802	1,952
Karoon Gas Australia, Ltd. (b)	75,600	60,639
Kingsgate Consolidated, Ltd. (b)	121,238	18,745
Kingsrose Mining, Ltd. (b)	102,961	4,392
Kogan.com, Ltd.	8,313	33,847
Lifestyle Communities, Ltd.	7,615	33,278
Link Administration Holdings, Ltd.	103,225	579,176
Lovisa Holdings, Ltd.	11,216	83,237
Lynas Corp., Ltd. (b)	50,144	57,820
MACA, Ltd.	56,351	49,469
Macmahon Holdings, Ltd. (b)	380,170	71,448
Magellan Financial Group, Ltd.	17,928	356,260
MaxiTRANS Industries, Ltd.	59,013	21,958
Mayne Pharma Group, Ltd. (b)	452,144	424,105
McMillan Shakespeare, Ltd.	29,453	361,889
McPherson’s, Ltd.	34,460	39,361
Medusa Mining, Ltd. (b)	60,972	16,530
Metals X, Ltd.	84,827	36,124
Metcash, Ltd.	385,184	833,793
Mincor Resources NL (b)	105,687	28,945
Mineral Resources, Ltd.	41,091	471,920
MMA Offshore, Ltd. (b)	200,470	35,497
Moelis Australia, Ltd.	4,454	17,545
Monadelphous Group, Ltd.	40,177	464,799
Monash IVF Group, Ltd.	21,931	17,358
Money3 Corp., Ltd.	25,929	41,234
Morning Star Gold NL (a) (b) (c) (d)	33,455	0
Mortgage Choice, Ltd.	48,689	48,014
Mount Gibson Iron, Ltd.	382,742	127,210
Myer Holdings, Ltd.	355,143	130,918
MYOB Group, Ltd.	110,434	240,921
MyState, Ltd.	3,899	13,614
Navigator Global Investments, Ltd.	45,623	175,467
Navitas, Ltd.	85,117	274,182
NetComm Wireless, Ltd. (b)	18,166	9,126
New Hope Corp., Ltd.	12,312	35,145
nib holdings, Ltd.	171,993	727,210
Nick Scali, Ltd.	16,348	76,089
Nine Entertainment Co. Holdings, Ltd.	178,126	290,328
Northern Star Resources, Ltd.	158,537	950,317

Security Description	Shares	Value

Australia—(Continued)
NRW Holdings, Ltd. (b)	62,111	$93,836
Nufarm, Ltd.	96,965	472,220
OceanaGold Corp.	166,811	503,668
OFX Group, Ltd.	99,303	163,722
Onevue Holdings, Ltd. (b)	33,268	17,792
oOh!media, Ltd.	44,310	163,693
Orora, Ltd.	299,296	717,235
OZ Minerals, Ltd.	134,369	904,167
Pacific Current Group, Ltd.	5,535	25,921
Pacific Niugini, Ltd. (b)	61,527	7,757
Pacific Smiles Group, Ltd.	13,431	15,090
Pact Group Holdings, Ltd.	5,137	13,764
Panoramic Resources, Ltd. (b)	167,563	66,625
Paragon Care, Ltd.	33,636	17,744
Peet, Ltd.	88,199	74,920
Pendal Group, Ltd.	32,196	204,534
Peninsula Energy, Ltd. (b)	11,352	2,206
Perpetual, Ltd.	17,753	543,859
Perseus Mining, Ltd. (b)	231,401	63,536
Platinum Asset Management, Ltd.	46,344	178,531
Pluton Resources, Ltd. (a) (b) (c) (d)	48,332	0
PMP, Ltd. (b)	158,703	21,792
Praemium, Ltd. (b)	61,841	49,602
Premier Investments, Ltd.	44,992	599,760
Primary Health Care, Ltd.	291,166	640,497
Prime Media Group, Ltd.	93,371	16,259
Pro Medicus, Ltd.	13,002	117,508
PWR Holdings, Ltd.	5,725	13,243
Qube Holdings, Ltd.	219,677	433,037
Quintis, Ltd. (a) (b) (c) (d)	106,522	5,193
RCR Tomlinson, Ltd.	113,813	88,372
Reckon, Ltd.	36,898	22,713
Regis Healthcare, Ltd.	29,394	61,586
Regis Resources, Ltd.	180,703	484,984
Reject Shop, Ltd. (The)	12,421	42,553
Resolute Mining, Ltd.	277,334	217,101
Retail Food Group, Ltd.	64,643	22,188
Ridley Corp., Ltd.	123,003	135,614
RPMGlobal Holdings, Ltd. (b)	4,190	2,051
Ruralco Holdings, Ltd.	9,291	19,545
Salmat, Ltd.	45,807	18,214
Sandfire Resources NL	40,717	217,974
Saracen Mineral Holdings, Ltd. (b)	349,701	470,843
SeaLink Travel Group, Ltd.	7,812	24,277
Select Harvests, Ltd.	35,131	135,107
Senex Energy, Ltd. (b)	311,194	112,453
Servcorp, Ltd.	21,215	61,000
Service Stream, Ltd.	62,705	81,680
Seven Group Holdings, Ltd.	8,590	140,537
Seven West Media, Ltd.	408,410	295,614
SG Fleet Group, Ltd.	14,799	40,330
Sigma Healthcare, Ltd.	560,969	253,552
Silver Chef, Ltd.	8,928	13,491
Silver Lake Resources, Ltd. (b)	112,092	41,650
SmartGroup Corp., Ltd.	22,008	189,128
Southern Cross Media Group, Ltd.	229,061	212,721
Spark Infrastructure Group	444,329	717,899

BHFTII-63

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
SpeedCast International, Ltd.	60,891	$175,967
St. Barbara, Ltd.	201,372	507,110
Stanmore Coal, Ltd. (b)	19,719	12,546
Steadfast Group, Ltd.	198,774	409,417
Strike Energy, Ltd. (b)	207,173	20,116
Sundance Energy Australia, Ltd. (b)	2,046,163	119,776
Sunland Group, Ltd.	40,150	46,038
Super Retail Group, Ltd.	65,652	419,935
Superloop, Ltd.	10,345	16,599
Syrah Resources, Ltd. (b)	53,924	89,325
Tassal Group, Ltd.	80,622	262,880
Technology One, Ltd.	85,252	342,699
Thorn Group, Ltd.	62,916	27,051
Tiger Resources, Ltd. (a) (b) (c) (d)	591,241	2,217
Troy Resources, Ltd. (b)	106,145	7,666
Villa World, Ltd.	27,402	41,329
Village Roadshow, Ltd. (b)	38,999	70,171
Virgin Australia Holdings, Ltd. (b)	442,369	70,088
Virgin Australia International Holding, Ltd. (a) (b) (c) (d)	968,773	1
Virtus Health, Ltd.	37,091	150,123
Vista Group International, Ltd.	24,156	61,959
Vita Group, Ltd.	18,112	13,334
Vocus Group, Ltd. (b)	81,602	193,480
Watpac, Ltd. (b)	37,999	18,805
Webjet, Ltd.	30,172	335,944
Western Areas, Ltd.	118,029	225,575
Westgold Resources, Ltd. (b)	37,679	34,489
Whitehaven Coal, Ltd.	39,856	156,180
WorleyParsons, Ltd.	46,235	680,451
WPP AUNZ, Ltd.	131,382	81,950

		45,948,801

Austria—1.3%
A-TEC Industries AG (a) (b) (d)	1	0
Agrana Beteiligungs AG	5,812	130,277
ams AG (b)	12,258	685,153
Andritz AG	13,228	771,742
Austria Technologie & Systemtechnik AG	14,133	326,529
CA Immobilien Anlagen AG	20,949	748,556
DO & Co. AG	1,944	169,149
EVN AG	12,657	247,841
FACC AG	3,854	87,756
Flughafen Wien AG	267	10,875
IMMOFINANZ AG (b)	19,641	513,827
Kapsch TrafficCom AG	1,870	77,730
Lenzing AG	3,209	335,418
Mayr Melnhof Karton AG	3,211	403,376
Oberbank AG	198	20,460
Oesterreichische Post AG	10,088	421,669
Palfinger AG	5,204	173,922
POLYTEC Holding AG (e)	8,428	107,244
Porr AG	2,048	60,649
Raiffeisen Bank International AG	5,910	169,945
Rosenbauer International AG	1,615	94,131
S IMMO AG	23,207	462,511
S&T AG (b)	4,539	132,800

Security Description	Shares	Value

Austria—(Continued)
Schoeller-Bleckmann Oilfield Equipment AG	3,509	$384,801
Semperit AG Holding (b)	5,443	96,564
Strabag SE	6,827	269,504
Telekom Austria AG (b)	32,587	252,441
UBM Development AG	655	30,648
UNIQA Insurance Group AG	36,921	368,703
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,893	139,607
Wienerberger AG	39,101	977,559
Zumtobel Group AG (b)	13,016	123,630

		8,795,017

Belgium—1.6%
Ackermans & van Haaren NV	7,373	1,283,156
AGFA-Gevaert NV (b)	67,517	309,626
Atenor	1,089	62,080
Banque Nationale de Belgique	88	265,622
Barco NV	4,866	651,144
Bekaert S.A.	11,685	290,295
Biocartis NV (144A) (b)	5,445	77,883
bpost S.A.	18,928	307,074
Cie d’Entreprises CFE	3,200	386,384
Cie Immobiliere de Belgique S.A.	1,276	77,037
D’ieteren S.A.	8,787	386,684
Deceuninck NV	27,313	68,023
Econocom Group S.A. (e)	39,556	128,593
Elia System Operator S.A.	10,586	681,973
Euronav NV	30,049	259,480
EVS Broadcast Equipment S.A.	4,761	94,359
Exmar NV (b) (e)	10,339	63,831
Fagron	12,062	233,169
Galapagos NV (b)	16,401	1,855,110
GIMV NV	1,544	84,331
Ion Beam Applications (b) (e)	6,507	132,909
Jensen-Group NV	738	29,475
Kinepolis Group NV	5,586	333,839
Lotus Bakeries NV	96	280,802
MDxHealth (b) (e)	8,434	27,204
Melexis NV	5,431	420,252
Nyrstar NV (b) (e)	26,926	63,924
Ontex Group NV (e)	15,235	324,447
Orange Belgium S.A.	13,209	207,657
Oxurion NV (b)	9,279	58,917
Picanol	1,096	106,891
Radisson Hospitality AB (b)	2,932	12,029
Recticel S.A.	18,423	202,271
Resilux NV	229	38,123
Roularta Media Group NV	1,629	31,961
Sioen Industries NV	3,002	83,569
Sipef S.A.	3,358	203,129
TER Beke S.A.	60	9,610
Tessenderlo Group S.A. (b)	13,457	499,610
Van de Velde NV	1,970	57,955
Viohalco S.A. (b)	45,397	160,625

		10,851,053

BHFTII-64

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—8.6%
5N Plus, Inc. (b)	33,732	$86,181
Absolute Software Corp.	18,754	108,750
Acadian Timber Corp.	3,800	53,603
Advantage Oil & Gas, Ltd. (b) (e)	91,030	253,713
Aecon Group, Inc.	30,622	384,775
AG Growth International, Inc. (e)	5,820	283,599
AGF Management, Ltd. - Class B	32,280	152,697
AGT Food & Ingredients, Inc.	7,901	107,842
Aimia, Inc. (b)	48,671	170,696
AirBoss of America Corp.	3,761	33,806
AKITA Drilling, Ltd. - Class A	3,414	15,594
Alamos Gold, Inc. - Class A	124,119	569,834
Alaris Royalty Corp.	16,654	261,611
Alcanna, Inc.	12,660	105,365
Alexco Resource Corp. (b)	22,734	23,409
Algoma Central Corp.	4,410	44,385
Alio Gold, Inc. (b)	5,966	4,757
Altius Minerals Corp.	12,660	123,694
Altus Group, Ltd.	14,488	343,342
Americas Silver Corp. (b)	4,400	10,390
Amerigo Resources, Ltd. (b)	35,000	20,865
Andrew Peller, Ltd. - Class A	11,417	145,226
Aritzia, Inc. (b)	11,500	152,336
Asanko Gold, Inc. (b)	23,027	18,184
Atco, Ltd. - Class I	3,156	92,238
Athabasca Oil Corp. (b)	144,824	178,276
ATS Automation Tooling Systems, Inc. (b)	36,533	679,381
AutoCanada, Inc. (e)	8,428	88,936
B2Gold Corp. (b)	251,245	571,873
Badger Daylighting, Ltd. (e)	12,862	294,751
Baytex Energy Corp. (b) (e)	166,118	482,284
Bellatrix Exploration, Ltd. (b) (e)	12,053	12,597
Birchcliff Energy, Ltd.	71,640	288,412
Bird Construction, Inc.	18,612	113,691
Black Diamond Group, Ltd. (b)	19,812	51,231
BlackPearl Resources, Inc. (b)	117,817	107,633
BMTC Group, Inc.	5,387	68,690
BNK Petroleum, Inc. (b)	17,500	5,758
Bonavista Energy Corp.	75,351	86,922
Bonterra Energy Corp.	12,499	185,794
Boralex, Inc. - Class A	18,354	256,201
Brookfield Real Estate Services, Inc.	3,500	45,388
BSM Technologies, Inc. (b)	15,600	12,923
Calfrac Well Services, Ltd. (b) (e)	35,593	119,318
Calian Group, Ltd.	2,846	66,102
Callidus Capital Corp.	4,100	6,444
Canaccord Genuity Group, Inc.	54,653	291,957
Canacol Energy, Ltd. (b)	37,461	116,880
Canadian Western Bank	32,028	845,550
Canfor Corp. (b)	17,141	319,557
Canfor Pulp Products, Inc.	15,297	289,680
CanWel Building Materials Group, Ltd.	19,304	83,693
Capital Power Corp.	41,208	909,565
Capstone Mining Corp. (b) (e)	117,839	72,073
Cardinal Energy, Ltd. (e)	32,459	133,942
Cargojet, Inc.	1,200	77,557
Cascades, Inc.	35,836	349,856

Security Description	Shares	Value

Canada—(Continued)
Celestica, Inc. (b)	38,585	$417,918
Celestica, Inc. (U.S. Listed Shares) (b)	223	2,415
Centerra Gold, Inc. (b)	62,285	248,340
Cervus Equipment Corp.	2,998	31,659
CES Energy Solutions Corp.	68,937	227,362
Chesswood Group, Ltd.	2,000	18,287
Cineplex, Inc. (e)	19,436	526,660
Clairvest Group, Inc.	200	7,378
Clearwater Seafoods, Inc.	10,644	47,796
Cogeco Communications, Inc.	5,772	289,125
Cogeco, Inc.	2,309	104,148
Colliers International Group, Inc.	9,980	773,041
Computer Modelling Group, Ltd.	28,920	189,195
Conifex Timber, Inc. (b)	3,500	11,191
Continental Gold, Inc. (b) (e)	46,900	95,496
Copper Mountain Mining Corp. (b) (e)	63,622	58,123
Corby Spirit and Wine, Ltd.	3,957	61,761
Corridor Resources, Inc. (b)	21,385	11,258
Corus Entertainment, Inc. - B Shares (e)	31,990	103,773
Cott Corp.	44,379	716,372
Cott Corp. (U.S. Listed Shares)	2,000	32,300
Crew Energy, Inc. (b) (e)	69,029	100,472
CRH Medical Corp. (b)	27,305	108,658
Delphi Energy Corp. (b)	95,850	57,140
Denison Mines Corp. (b) (e)	247,548	162,905
Descartes Systems Group, Inc. (The) (b)	21,086	715,192
Detour Gold Corp. (b)	34,636	279,952
DHX Media, Ltd. (e)	41,896	60,331
DIRTT Environmental Solutions (b)	28,410	143,628
Dorel Industries, Inc. - Class B	12,134	215,033
DREAM Unlimited Corp. - Class A (b)	7,822	48,931
Dundee Precious Metals, Inc. (b)	45,872	107,963
E-L Financial Corp., Ltd.	177	111,717
Echelon Financial Holdings, Inc. (b)	900	8,584
ECN Capital Corp.	65,441	191,006
EcoSynthetix, Inc. (b)	800	1,133
Eldorado Gold Corp. (b) (e)	138,292	120,985
Element Fleet Management Corp.	2,165	11,146
Endeavour Silver Corp. (b) (e)	41,698	95,880
EnerCare, Inc.	31,725	710,813
Enerflex, Ltd.	29,289	374,828
Enerplus Corp.	53,164	656,498
Enghouse Systems, Ltd.	7,089	450,427
Ensign Energy Services, Inc.	51,526	248,525
Entertainment One, Ltd.	73,515	395,908
Epsilon Energy, Ltd. (b)	21,856	42,302
Equitable Group, Inc.	4,209	224,421
Essential Energy Services Trust (b) (e)	53,526	21,549
Evertz Technologies, Ltd.	10,149	129,176
Exchange Income Corp.	2,651	67,873
Exco Technologies, Ltd.	13,332	97,540
EXFO, Inc. (b)	85	320
Extendicare, Inc.	34,956	208,115
Fiera Capital Corp. (e)	16,619	160,574
Firm Capital Mortgage Investment Corp.	9,574	97,767
First Majestic Silver Corp. (b) (e)	37,960	215,420
First Mining Gold Corp. (b)	50,000	12,968

BHFTII-65

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
First National Financial Corp.	4,907	$110,551
FirstService Corp.	10,880	919,238
Fission Uranium Corp. (b) (e)	114,725	60,398
Fortress Global Enterprises, Inc. (b)	1,638	3,335
Fortuna Silver Mines, Inc. (b)	60,121	262,519
Freehold Royalties, Ltd.	35,012	301,965
Gamehost, Inc.	4,952	44,473
GDI Integrated Facility Services, Inc. (b)	1,400	20,106
Gear Energy, Ltd. (b)	34,663	31,398
Genesis Land Development Corp.	14,348	37,324
Genworth MI Canada, Inc. (e)	15,602	514,450
Gibson Energy, Inc.	29,744	470,230
Glacier Media, Inc. (b)	9,600	5,426
Gluskin Sheff & Associates, Inc.	12,233	141,305
GMP Capital, Inc.	28,336	50,018
Goeasy, Ltd.	3,895	154,063
Gran Tierra Energy, Inc. (b)	112,213	427,428
Granite Oil Corp. (e)	10,252	14,604
Great Canadian Gaming Corp. (b)	18,608	667,015
Great Panther Silver, Ltd. (b)	67,206	57,755
Guardian Capital Group, Ltd. - Class A	600	11,776
Guyana Goldfields, Inc. (b) (e)	57,547	126,976
Hanfeng Evergreen, Inc. (a) (b) (c) (d)	12,100	0
Heroux-Devtek, Inc. (b)	14,606	175,048
High Arctic Energy Services, Inc.	3,900	12,530
High Liner Foods, Inc. (e)	4,807	29,959
Home Capital Group, Inc. (b)	22,002	255,510
Horizon North Logistics, Inc. (e)	54,212	123,815
HudBay Minerals, Inc.	103,103	522,041
Hudson’s Bay Co. (e)	35,831	269,083
IAMGOLD Corp. (b)	152,782	561,851
IBI Group, Inc. (b)	5,900	20,692
Imperial Metals Corp. (b) (e)	18,151	27,684
Indigo Books & Music, Inc. (b)	1,986	21,526
Information Services Corp.	800	10,529
Innergex Renewable Energy, Inc.	40,708	409,081
InPlay Oil Corp. (b)	7,800	9,904
Interfor Corp. (b)	31,992	473,570
International Tower Hill Mines, Ltd. (b)	21,604	10,036
Intertain Group, Ltd. (The) (b)	800	7,866
Intertape Polymer Group, Inc.	20,313	301,475
Invesque, Inc.	9,800	78,008
Jamieson Wellness, Inc.	11,072	228,529
Just Energy Group, Inc. (e)	50,690	157,370
K-Bro Linen, Inc.	2,719	80,708
Kelt Exploration, Ltd. (b)	58,951	383,833
Kinaxis, Inc. (b)	7,097	533,683
Kingsway Financial Services, Inc. (b)	8,765	24,429
Kirkland Lake Gold, Ltd.	37,226	705,526
Knight Therapeutics, Inc. (b)	40,310	256,531
KP Tissue, Inc.	1,400	10,568
Labrador Iron Ore Royalty Corp.	21,800	474,599
Largo Resources, Ltd. (b)	83,173	233,746
Lassonde Industries, Inc. - Class A	500	91,561
Laurentian Bank of Canada	13,206	435,548
Leagold Mining Corp. (b) (e)	9,400	13,609
Leon’s Furniture, Ltd.	9,639	131,415

Security Description	Shares	Value

Canada—(Continued)
Lightstream Resources, Ltd. (a) (b) (c) (d)	108,373	$0
Linamar Corp.	600	27,644
Lucara Diamond Corp. (e)	110,136	184,178
Lundin Gold, Inc. (b)	11,400	42,629
Magellan Aerospace Corp.	5,794	81,416
Mainstreet Equity Corp. (b)	2,561	95,171
Major Drilling Group International, Inc. (b)	36,670	137,692
Mandalay Resources Corp. (b) (e)	87,627	9,837
Manitok Energy, Inc. (a) (b) (c) (d)	122	0
Maple Leaf Foods, Inc.	14,680	353,006
Martinrea International, Inc.	32,289	329,727
Maxar Technologies, Ltd. (e)	5,602	184,500
Maxim Power Corp. (b)	2,800	5,159
Mediagrif Interactive Technologies, Inc.	4,176	35,176
Medical Facilities Corp.	12,861	142,883
MEG Energy Corp. (b)	66,854	415,622
Melcor Developments, Ltd.	3,120	34,614
Morguard Corp.	1,400	196,064
Morneau Shepell, Inc.	18,485	387,403
Mountain Province Diamonds, Inc.	1,600	3,369
MTY Food Group, Inc.	6,320	314,373
Mullen Group, Ltd.	37,792	449,121
Nevsun Resources, Ltd.	96,711	429,028
New Gold, Inc. (b)	118,248	93,379
NFI Group, Inc.	13,236	515,135
Norbord, Inc.	7,425	246,034
North American Construction Group, Ltd.	14,743	143,817
North West Co., Inc. (The)	16,971	369,469
Northland Power, Inc.	32,427	544,781
NuVista Energy, Ltd. (b)	59,117	343,264
Obsidian Energy, Ltd. (b)	163,188	152,872
Osisko Gold Royalties, Ltd.	30,681	232,783
Painted Pony Energy, Ltd. (b) (e)	38,738	98,371
Pan American Silver Corp.	49,527	730,069
Paramount Resources, Ltd. - Class A (b) (e)	19,290	225,957
Parex Resources, Inc. (b)	55,359	940,758
Parkland Fuel Corp.	25,863	869,208
Pason Systems, Inc.	22,516	341,492
Pengrowth Energy Corp. (b) (e)	183,295	158,937
Peyto Exploration & Development Corp.	12,744	109,814
Photon Control, Inc. (b)	20,200	28,150
PHX Energy Services Corp. (b)	12,350	30,214
Pivot Technology Solutions, Inc.	4,800	5,537
Pizza Pizza Royalty Corp.	6,998	51,795
Points International, Ltd. (b)	5,320	74,756
Polaris Infrastructure, Inc.	2,500	22,510
Pollard Banknote, Ltd.	1,400	26,945
Polymet Mining Corp. (b)	38,355	39,494
Precision Drilling Corp. (b)	103,898	358,754
Premium Brands Holdings Corp.	7,825	570,859
Pretium Resources, Inc. (b)	17,900	136,088
Pulse Seismic, Inc. (e)	15,720	28,114
Quarterhill, Inc. (e)	58,061	81,361
Questerre Energy Corp. - Class A (b) (e)	83,569	31,703
RB Energy, Inc. (b) (c)	76,741	31
Recipe Unlimited Corp.	4,150	93,465
Reitmans Canada, Ltd. - Class A	20,566	67,351

BHFTII-66

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Richelieu Hardware, Ltd.	18,490	$428,019
Rocky Mountain Dealerships, Inc.	3,738	29,663
Rogers Sugar, Inc. (e)	35,106	150,573
Roxgold, Inc. (b)	42,400	26,918
Russel Metals, Inc.	24,422	506,724
Sabina Gold & Silver Corp. (b) (e)	57,206	53,147
Sandstorm Gold, Ltd. (b)	58,462	217,708
Savaria Corp.	9,600	148,573
Secure Energy Services, Inc.	55,376	362,700
SEMAFO, Inc. (b)	123,983	291,804
ShawCor, Ltd.	20,891	399,333
Sienna Senior Living, Inc.	14,276	189,219
Sierra Wireless, Inc. (b) (e)	16,910	340,779
Sleep Country Canada Holdings, Inc. (144A)	12,404	276,957
Solium Capital, Inc. (b)	3,317	29,044
Sprott Resource Holdings, Inc. (b)	5,636	6,545
Sprott, Inc.	60,427	140,816
SSR Mining, Inc. (b)	37,551	326,480
Stantec, Inc.	17,392	432,629
Stella-Jones, Inc.	10,990	367,907
STEP Energy Services, Ltd. (144A) (b)	6,800	30,482
Storm Resources, Ltd. (b)	11,300	23,971
Stornoway Diamond Corp. (b)	70,074	21,158
Strad Energy Services, Ltd. (b)	10,641	13,593
Street Capital Group, Inc. (b)	5,900	4,111
Stuart Olson, Inc.	11,157	49,235
SunOpta, Inc. (b)	26,392	193,498
Superior Plus Corp.	44,558	437,421
Surge Energy, Inc.	85,275	174,954
Tamarack Valley Energy, Ltd. (b)	69,684	271,366
Taseko Mines, Ltd. (b)	108,786	85,907
TeraGo, Inc. (b)	4,100	25,235
Teranga Gold Corp. (b)	24,518	67,955
Tervita Corp. (b) (e)	3,508	24,199
TFI International, Inc.	25,364	920,578
Theratechnologies, Inc. (b) (e)	11,600	77,953
Tidewater Midstream and Infrastructure, Ltd.	11,900	12,714
Timbercreek Financial Corp.	3,349	24,243
TMX Group, Ltd.	7,727	518,603
TORC Oil & Gas, Ltd.	47,624	243,715
Torex Gold Resources, Inc. (b)	18,090	153,639
Toromont Industries, Ltd.	10,424	538,854
Torstar Corp. - Class B	21,453	22,422
Total Energy Services, Inc.	17,786	149,542
TransAlta Corp.	91,004	512,212
TransAlta Renewables, Inc.	28,608	254,707
Transcontinental, Inc. - Class A	26,130	463,266
TransGlobe Energy Corp.	36,372	121,367
Trevali Mining Corp. (b) (e)	90,600	51,204
Trican Well Service, Ltd. (b)	101,707	181,894
Tricon Capital Group, Inc.	46,139	388,644
Trinidad Drilling, Ltd. (b) (e)	83,773	119,986
Trisura Group, Ltd. (b)	700	14,920
Uni-Select, Inc.	13,271	225,935
Valener, Inc.	16,303	240,951
Vecima Networks, Inc.	2,500	17,903
Wajax Corp.	7,885	159,452

Security Description	Shares	Value

Canada—(Continued)
Wesdome Gold Mines, Ltd. (b) (e)	51,707	$141,712
Western Energy Services Corp. (b)	27,573	17,505
Western Forest Products, Inc.	145,247	237,271
WestJet Airlines, Ltd.	861	13,672
Westshore Terminals Investment Corp.	18,288	380,018
Whitecap Resources, Inc.	88,850	539,298
Winpak, Ltd.	8,852	326,489
Yamana Gold, Inc.	181,806	453,231
Yangarra Resources, Ltd. (b)	24,087	89,885
Yellow Pages, Ltd. (b) (e)	6,975	46,981
ZCL Composites, Inc.	9,681	54,639
Zenith Capital Corp. (a) (b) (c) (d)	12,830	805

		58,410,013

China—0.2%
APT Satellite Holdings, Ltd.	164,250	59,182
Asia Satellite Telecommunications Holdings, Ltd.	58,500	45,735
BeijingWest Industries International, Ltd. (b)	41,200	4,998
BOE Varitronix, Ltd.	137,000	45,327
Bund Center Investment, Ltd.	138,000	63,115
CGN Mining Co., Ltd.	145,000	6,669
China Chuanglian Education Financial Group, Ltd. (b)	336,000	3,451
China Display Optoelectronics Technology Holdings, Ltd.	136,000	11,112
China Gold International Resources Corp., Ltd. (b) (e)	79,013	113,780
China Ludao Technology Co., Ltd. (b)	56,000	9,019
China Sunsine Chemical Holdings, Ltd.	35,000	26,837
Chong Hing Bank, Ltd.	16,000	28,801
CITIC Telecom International Holdings, Ltd.	467,000	159,309
FIH Mobile, Ltd. (b)	799,000	91,808
First Sponsor Group, Ltd.	9,490	8,949
Fountain SET Holdings, Ltd.	422,000	56,941
Goodbaby International Holdings, Ltd.	193,000	77,142
Guangnan Holdings, Ltd.	264,000	29,630
Guotai Junan International Holdings, Ltd.	617,600	108,033
Microport Scientific Corp.	56,000	74,395
Morris Holdings, Ltd.	56,000	8,549
Nanfang Communication Holdings, Ltd.	24,000	16,800
Neo-Neon Holdings, Ltd. (b)	322,500	26,332
New Sports Group, Ltd. (b)	221,500	13,843
Shenwan Hongyuan HK, Ltd.	172,500	39,643
Sino Grandness Food Industry Group, Ltd. (b)	199,272	29,189
SITC International Holdings Co., Ltd.	223,000	179,910

		1,338,499

Colombia—0.0%
Frontera Energy Corp. (b)	3,075	43,471

Denmark—2.3%
ALK-Abello A/S (b)	1,831	305,674
Alm Brand A/S	28,684	245,144
Ambu A/S - Class B	47,740	1,146,288
Bang & Olufsen A/S (b)	10,209	235,591
Bavarian Nordic A/S (b)	10,666	280,920
Brodrene Hartmann A/S	663	36,441
Columbus A/S	20,865	53,526
D/S Norden A/S (b)	6,460	98,137

BHFTII-67

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
DFDS A/S	11,185	$553,350
FLSmidth & Co. A/S	15,133	940,814
GN Store Nord A/S	44,270	2,156,119
H+H International A/S - Class B (b)	4,578	83,649
Harboes Bryggeri A/S - Class B	1,454	18,157
IC Group A/S	3,209	31,420
ISS A/S	11,330	398,194
Jeudan A/S	410	62,258
Jyske Bank A/S	17,351	839,973
Matas A/S	4,427	43,276
Nilfisk Holding A/S (b)	7,037	358,690
NKT A/S (b)	6,820	176,929
NNIT A/S (144A)	2,656	73,695
Parken Sport & Entertainment A/S	2,351	33,166
PER Aarsleff Holding A/S	8,472	320,416
Ringkjoebing Landbobank A/S	9,911	524,452
Rockwool International A/S - B Shares	2,187	936,008
Royal Unibrew A/S	15,546	1,279,741
RTX A/S	2,568	71,821
Santa Fe Group A/S (b)	7,121	18,830
Scandinavian Tobacco Group A/S (144A)	1,236	18,956
Schouw & Co. A/S	5,566	461,803
SimCorp A/S	12,900	1,115,802
Solar A/S - B Shares	2,435	152,373
Spar Nord Bank A/S	32,428	300,779
Sydbank A/S	26,018	765,109
TK Development A/S (b)	37,491	33,526
Topdanmark A/S	22,026	1,005,413
Tryg A/S	732	18,219
United International Enterprises	850	190,567
Veloxis Pharmaceuticals A/S (b) (e)	115,226	19,740
Vestjysk Bank A/S (b)	3,300	1,073
Zealand Pharma A/S (b)	7,520	123,080

		15,529,119

Finland—2.7%
Aktia Bank Oyj	9,111	96,819
Alma Media Oyj	22,695	167,733
Amer Sports Oyj (b)	47,651	1,947,257
Apetit Oyj	1,205	15,399
Asiakastieto Group Oyj (144A) (b)	345	11,220
Aspo Oyj	8,414	100,589
Atria Oyj	2,604	28,015
BasWare Oyj (b) (e)	3,525	145,704
Bittium Oyj (e)	8,034	57,813
Cargotec Oyj - B Shares	12,591	565,522
Caverion Oyj (b)	36,589	291,905
Citycon Oyj	146,997	306,429
Cramo Oyj	9,503	214,365
Elisa Oyj	14,986	635,608
F-Secure Oyj	35,820	129,239
Ferratum Oyj	2,093	36,406
Finnair Oyj	24,728	205,696
Fiskars Oyj Abp	17,515	359,126
HKScan Oyj - A Shares	6,704	16,968
Huhtamaki Oyj	34,101	1,092,104

Security Description	Shares	Value

Finland—(Continued)
Ilkka-Yhtyma Oyj	2,976	$10,539
Kemira Oyj	41,153	554,504
Kesko Oyj - A Shares	1,323	69,331
Kesko Oyj - B Shares	21,481	1,166,936
Konecranes Oyj	16,662	637,313
Lassila & Tikanoja Oyj	12,398	233,184
Metsa Board Oyj	86,501	874,038
Metso Oyj	25,057	885,315
Nokian Renkaat Oyj	38,871	1,590,729
Olvi Oyj - A Shares	6,303	209,352
Oriola-KD Oyj - B Shares	53,692	176,002
Orion Oyj - Class A	8,256	311,314
Orion Oyj - Class B	7,084	268,179
Outokumpu Oyj	102,277	600,163
Outotec Oyj (b)	52,402	342,634
Ponsse Oyj	3,208	111,184
Poyry Oyj	14,295	125,786
Raisio Oyj - V Shares	55,399	180,759
Ramirent Oyj	31,090	251,222
Rapala VMC Oyj	8,902	37,066
Raute Oyj - A Shares	72	2,332
Revenio Group Oyj	587	10,632
Sanoma Oyj	31,912	314,001
Stockmann Oyj Abp - B Shares (b)	11,956	53,958
Technopolis Oyj	66,184	358,267
Teleste Oyj	2,149	17,216
Tieto Oyj	21,736	671,234
Tikkurila Oyj	12,873	201,763
Tokmanni Group Corp.	5,768	50,354
Uponor Oyj	19,661	256,907
Vaisala Oyj - A Shares	6,772	146,245
Valmet Oyj	28,977	645,665
YIT Oyj (e)	51,511	360,619

		18,148,660

France—4.1%
ABC Arbitrage	7,886	57,153
Actia Group	4,338	30,710
Air France-KLM (b)	48,793	507,410
Akka Technologies S.A.	3,269	236,741
Albioma S.A.	13,155	300,790
Altamir Amboise	9,152	164,702
Alten S.A.	7,312	751,179
Altran Technologies S.A.	66,322	574,839
Amplitude Surgical SAS (b)	2,894	10,080
APRIL S.A.	8,341	124,941
Assystem	4,398	148,219
Aubay	1,785	81,932
Axway Software S.A.	2,132	40,793
Bastide le Confort Medical	1,050	45,852
Beneteau S.A.	15,076	241,802
Bigben Interactive	4,507	55,720
Boiron S.A.	2,586	174,139
Bonduelle SCA	6,799	213,903
Bourbon S.A. (b) (e)	1,528	9,750
Burelle S.A.	117	171,709

BHFTII-68

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
Casino Guichard Perrachon S.A. (e)	6,523	$273,801
Catering International Services	541	8,825
Cegedim S.A. (b)	2,643	84,648
CGG S.A. (b)	57,403	159,207
Chargeurs S.A.	7,605	186,962
Cie des Alpes	3,241	112,505
Cie Plastic Omnium S.A.	12,573	473,770
Coface S.A. (b)	11,856	112,461
Derichebourg S.A.	31,305	166,812
Devoteam S.A.	1,710	218,951
Edenred	28,830	1,097,559
Electricite de Strasbourg S.A.	160	20,993
Elior Group S.A. (144A)	20,121	311,491
Elis S.A.	9,839	231,420
Eramet	3,022	319,080
Esso S.A. Francaise	1,341	66,869
Etablissements Maurel et Prom (b)	5,328	33,848
Europcar Groupe S.A. (144A)	18,598	174,487
Eutelsat Communications S.A.	34,288	809,720
Exel Industries - A Shares	618	69,883
Fleury Michon S.A.	461	29,217
Fnac Darty S.A. (b)	1,367	107,762
Fnac Darty S.A. (b)	5,410	431,210
Gaztransport Et Technigaz S.A. (e)	5,461	413,452
GEA	165	18,200
Getlink SE	23,306	297,650
GL Events	3,903	88,685
Groupe Crit	1,062	87,378
Groupe Gorge	1,266	19,844
Groupe Open	1,736	50,663
Guerbet	2,188	165,014
Haulotte Group S.A.	5,337	72,650
HERIGE SADCS	235	8,047
HiPay Group S.A. (b)	1,527	24,261
ID Logistics Group (b)	582	104,333
Imerys S.A.	6,375	470,716
Ingenico Group S.A.	14,740	1,119,940
Interparfums S.A.	918	46,940
IPSOS	12,134	371,354
Jacquet Metal Service	7,099	169,791
Kaufman & Broad S.A.	5,125	240,387
Korian S.A.	21,040	765,778
Lagardere SCA	36,064	1,109,037
Lanson-BCC	15	554
Laurent-Perrier	1,367	174,584
Le Belier	299	13,192
Lectra	8,150	212,290
Linedata Services	1,090	48,027
LISI	8,732	314,790
LNA Sante S.A.	1,488	92,229
Maisons du Monde S.A. (144A)	6,434	187,794
Maisons France Confort S.A.	1,526	66,882
Manitou BF S.A.	3,893	143,961
Manutan International	589	50,173
Mersen S.A.	8,483	297,929
METabolic EXplorer S.A. (b)	6,035	14,329
Metropole Television S.A.	7,193	144,946

Security Description	Shares	Value

France—(Continued)
MGI Coutier	3,301	$69,600
Mr. Bricolage	601	7,394
Neopost S.A.	12,528	380,451
Nexans S.A.	10,974	345,015
Nexity S.A.	12,502	690,331
Nicox (b)	1,834	13,659
NRJ Group	9,690	92,267
Oeneo S.A.	4,435	57,154
Onxeo S.A. (b) (e)	4,566	5,645
Onxeo S.A. (b) (e)	8,671	10,611
Parrot S.A. (b)	2,647	14,428
Pierre & Vacances S.A. (b)	2,596	84,703
Plastivaloire	1,576	22,861
Rallye S.A. (e)	9,791	114,568
Recylex S.A. (b) (e)	3,335	31,141
Rexel S.A.	75,141	1,127,761
Robertet S.A.	66	41,368
Rothschild & Co.	488	20,681
Rubis SCA	25,894	1,401,585
Samse S.A.	107	18,143
Sartorius Stedim Biotech	4,904	674,705
Savencia S.A.	2,303	175,411
Seche Environnement S.A.	1,555	48,563
Sequana S.A. (b)	10,224	4,243
Societe BIC S.A.	5,564	509,371
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (b)	16	1,084
Societe Marseillaise du Tunnel Prado-Carenage S.A.	293	6,663
Societe pour l’Informatique Industrielle	713	22,183
Societe Television Francaise 1	21,284	224,258
Soitec (b)	5,935	410,639
Solocal Group (b)	161,345	187,136
Somfy S.A.	2,325	206,511
Sopra Steria Group	5,161	827,024
SPIE S.A.	16,223	322,605
Ste Industrielle d’Aviation Latecoere S.A. (b)	26,469	123,192
STEF S.A.	1,145	119,256
Sword Group	2,775	115,352
Synergie S.A.	3,366	126,865
Tarkett S.A.	5,421	138,715
Technicolor S.A. (b) (e)	88,305	105,706
Tessi S.A. (b)	678	108,633
TFF Group	996	50,110
Thermador Groupe	2,162	136,618
Total Gabon	324	58,104
Touax S.A. (b)	1,706	15,447
Trigano S.A.	3,132	342,539
Union Financiere de France BQE S.A.	1,257	40,409
Vallourec S.A. (b)	67,733	397,893
Valneva SE (b)	11,746	51,277
Vetoquinol S.A.	1,341	79,975
Vicat S.A.	5,373	326,913
VIEL & Cie S.A.	4,205	24,069
Vilmorin & Cie S.A.	2,414	168,449
Virbac S.A. (b)	724	120,190
Vranken-Pommery Monopole S.A.	958	26,803

		27,695,922

BHFTII-69

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Georgia—0.0%
Bank of Georgia Group plc	7,105	$158,481

Germany—6.1%
Aareal Bank AG	26,928	1,125,809
Adler Modemaerkte AG	2,828	13,130
ADLER Real Estate AG	4,349	76,668
ADO Properties S.A. (144A)	5,349	320,316
ADVA Optical Networking SE (b)	13,833	108,469
AIXTRON SE (b)	21,680	219,004
Allgeier SE	2,942	114,800
Amadeus Fire AG	1,986	224,927
Aurubis AG	14,317	1,000,411
Basler AG	357	67,927
Bauer AG	4,696	88,491
BayWa AG	5,731	190,969
BayWa AG	305	10,901
Bechtle AG	10,952	1,111,999
Bertrandt AG	1,677	154,890
bet-at-home.com AG	519	35,881
Bijou Brigitte AG	1,603	72,367
Bilfinger SE	10,033	506,491
Borussia Dortmund GmbH & Co. KGaA (Xetra Exchange)	26,420	235,148
CANCOM SE	13,574	612,888
Carl Zeiss Meditec AG	7,610	640,251
CECONOMY AG	18,151	128,170
CENIT AG	3,413	65,559
CENTROTEC Sustainable AG	1,930	29,761
Cewe Stiftung & Co. KGaA	2,303	191,719
Comdirect Bank AG	13,399	171,618
CompuGroup Medical SE	7,545	435,904
Corestate Capital Holding S.A. (b)	472	21,904
CropEnergies AG	9,235	49,543
CTS Eventim AG & Co. KGaA	14,746	661,015
Data Modul AG	138	10,998
DEAG Deutsche Entertainment AG (b)	3,066	12,121
Delticom AG	1,562	15,710
Deutsche Beteiligungs AG	2,815	115,602
Deutsche Euroshop AG	11,450	370,638
Deutsche Pfandbriefbank AG (144A)	23,307	348,954
Deutz AG	35,346	314,765
DIC Asset AG	14,805	162,905
DMG Mori AG	8,384	429,563
Dr. Hoenle AG	2,084	185,344
Draegerwerk AG & Co. KGaA	1,062	63,465
Duerr AG	15,350	690,964
Eckert & Ziegler AG	1,268	65,361
Elmos Semiconductor AG	5,394	113,707
ElringKlinger AG	11,206	124,375
Energiekontor AG	1,301	23,032
Euromicron AG (b)	2,048	14,885
Fielmann AG	7,053	424,489
First Sensor AG	1,526	31,889
Francotyp-Postalia Holding AG	3,300	15,442
Freenet AG	49,368	1,186,498
FUCHS Petrolub SE	843	41,580
Gerresheimer AG	9,821	829,444
Gerry Weber International AG (b)	9,842	31,982

Security Description	Shares	Value

Germany—(Continued)
Gesco AG	4,563	$164,945
GFT Technologies SE	5,932	79,126
Grand City Properties S.A.	17,766	460,491
GRENKE AG	3,342	398,189
H&R GmbH & Co. KGaA	4,195	37,845
Hamburger Hafen und Logistik AG	8,624	202,661
Heidelberger Druckmaschinen AG (b)	100,140	267,449
Hella GmbH & Co. KGaA	4,694	261,702
HolidayCheck Group AG (b)	7,854	29,143
Hornbach Baumarkt AG	1,543	47,065
Hornbach Holding AG & Co. KGaA	168	11,781
Hugo Boss AG	18,730	1,442,226
Indus Holding AG	9,327	579,260
Isra Vision AG	7,065	355,182
IVU Traffic Technologies AG	2,304	15,194
Jenoptik AG	15,954	587,745
K&S AG	59,335	1,245,304
Kloeckner & Co. SE	34,891	403,001
Koenig & Bauer AG	4,373	263,640
Krones AG	5,091	533,835
KSB SE & Co. KGaA	82	30,061
KWS Saat SE	745	287,607
LANXESS AG	18,700	1,369,571
LEG Immobilien AG	14,527	1,724,608
Leifheit AG	1,890	39,762
Leoni AG	12,471	513,693
LPKF Laser & Electronics AG (b)	4,316	38,388
Manz AG (b)	1,272	53,824
Medigene AG (b)	2,446	34,165
MLP SE	20,985	133,921
Nemetschek SE	6,154	899,900
Nexus AG	4,536	140,634
Nordex SE (b)	23,261	250,198
Norma Group SE	10,781	688,709
OHB SE	2,315	89,416
OSRAM Licht AG	12,909	513,232
Paragon AG	357	15,481
Patrizia Immobilien AG	19,307	370,647
Pfeiffer Vacuum Technology AG	2,392	355,208
PNE Wind AG	24,548	79,186
Progress-Werk Oberkirch AG	822	35,667
ProSiebenSat.1 Media SE	424	11,012
PSI Software AG	2,118	38,611
Puma SE	549	270,902
PVA TePla AG (b)	534	8,682
QSC AG	26,632	49,474
R Stahl AG (b)	1,594	48,442
Rational AG	390	282,496
Rheinmetall AG	12,940	1,352,750
Rhoen Klinikum AG	15,358	394,787
RIB Software SE	8,127	172,393
Rocket Internet SE (144A) (b)	13,297	416,222
SAF-Holland S.A.	22,056	333,246
Salzgitter AG	12,083	603,468
Schaltbau Holding AG (b)	2,019	59,527
Scout24 AG (144A)	10,890	507,777
Secunet Security Networks AG	72	9,525

BHFTII-70

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
SHW AG	2,013	$67,973
Siltronic AG	5,196	636,161
Sixt SE	4,968	618,340
SMA Solar Technology AG	3,992	93,533
SMT Scharf AG (b)	831	14,280
Softing AG	1,971	21,191
Software AG	18,372	837,619
Stabilus S.A.	5,948	491,213
STRATEC Biomedical AG	1,203	90,368
Stroeer SE & Co. KGaA	8,451	482,873
Suedzucker AG	26,310	349,613
Surteco SE	1,501	38,145
Suss Microtec AG (b)	6,216	100,919
TAG Immobilien AG	39,448	938,904
Takkt AG	11,656	184,688
Technotrans AG	2,427	92,988
Tele Columbus AG (144A) (b)	1,323	3,811
TLG Immobilien AG	15,689	409,489
Tom Tailor Holding SE (b)	8,518	39,787
Traffic Systems SE	1,794	34,583
VERBIO Vereinigte BioEnergie AG	4,981	33,955
Vossloh AG	4,712	245,200
VTG AG	4,846	296,514
Wacker Neuson SE	10,071	257,921
Washtec AG	3,431	301,157
Wuestenrot & Wuerttembergische AG	515	11,738
XING SE	988	337,826
Zeal Network SE	1,934	48,281

		40,998,689

Ghana—0.2%
Tullow Oil plc (b)	457,293	1,567,639

Greenland—0.0%
Gronlandsbanken A/S	17	1,578

Guernsey, Channel Islands—0.0%
Raven Russia, Ltd. (b)	72,992	36,335

Hong Kong—2.6%
Aeon Credit Service Asia Co., Ltd.	14,000	12,953
Agritrade Resources, Ltd.	630,000	137,654
Alco Holdings, Ltd.	136,000	19,290
Allan International Holdings	20,000	4,726
Allied Group, Ltd.	22,000	125,058
Allied Properties HK, Ltd.	944,024	206,238
APAC Resources, Ltd.	47,217	7,843
Applied Development Holdings, Ltd. (b)	390,000	32,382
Arts Optical International Holdings, Ltd. (c)	16,000	3,965
Asia Financial Holdings, Ltd.	254,000	155,546
Asia Standard International Group, Ltd.	296,000	61,010
Associated International Hotels, Ltd.	14,000	39,344
Auto Italia Holdings (b)	175,000	1,744
Ban Loong Holdings, Ltd. (b)	438,000	10,671
Bel Global Resources Holdings, Ltd. (a) (b) (c) (d)	520,000	0
Best Food Holding Co., Ltd.	112,000	15,993

Security Description	Shares	Value

Hong Kong—(Continued)
Bison Finance Group, Ltd. (b)	74,000	$12,313
Bonjour Holdings, Ltd. (b)	615,000	18,092
Bossini International Holdings, Ltd.	302,000	10,959
Bright Smart Securities & Commodities Group, Ltd.	176,000	36,664
Brightoil Petroleum Holdings, Ltd. (a) (b) (c) (d)	664,000	23,856
Brockman Mining, Ltd. (b)	2,516,770	56,252
Burwill Holdings, Ltd. (b)	1,566,000	39,764
Cafe de Coral Holdings, Ltd.	116,000	265,483
Camsing International Holding, Ltd. (b)	100,000	86,476
Cash Financial Services Group, Ltd. (b)	288,000	3,117
Century City International Holdings, Ltd.	616,000	55,719
Chen Hsong Holdings	150,000	44,080
Cheuk Nang Holdings, Ltd.	95,574	55,793
Chevalier International Holdings, Ltd.	75,139	108,042
China Baoli Technologies Holdings, Ltd. (b)	285,000	21,422
China Energy Development Holdings, Ltd. (b)	3,670,000	54,363
China Flavors & Fragrances Co., Ltd.	71,446	24,453
China Goldjoy Group, Ltd.	1,368,000	78,613
China LNG Group, Ltd. (b)	184,000	27,259
China Medical & HealthCare Group, Ltd. (b)	400,000	13,033
China Motor Bus Co., Ltd.	1,200	14,871
China Soft Power Technology Holdings, Ltd. (b)	48,435	365
China Solar Energy Holdings, Ltd. (a) (b) (c) (d)	162,000	698
China Star Entertainment, Ltd. (b)	378,000	25,589
China Strategic Holdings, Ltd. (b)	3,402,500	30,850
China Ting Group Holdings, Ltd.	318,550	15,859
China Tonghai International Financial, Ltd. (b)	180,000	17,202
Chinese Estates Holdings, Ltd.	68,000	78,541
Chinney Investment, Ltd.	8,000	2,952
Chow Sang Sang Holdings International, Ltd.	119,000	231,615
Chuang’s China Investments, Ltd.	511,500	33,271
Chuang’s Consortium International, Ltd.	382,357	79,362
CK Life Sciences International Holdings, Inc.	1,594,000	97,758
CNT Group, Ltd.	246,000	11,313
Common Splendor International Health Industry Group, Ltd. (b)	518,000	52,983
Continental Holdings, Ltd. (b)	220,000	3,146
Convoy Global Holdings, Ltd. (a) (b) (c) (d)	1,314,000	10,508
Cowell e Holdings, Inc.	120,000	17,940
CP Lotus Corp. (b)	1,750,000	23,249
Crocodile Garments (b)	216,000	18,801
Cross-Harbour Holdings, Ltd. (The)	127,063	211,024
CSI Properties, Ltd.	2,574,023	116,778
CST Group, Ltd. (b)	8,984,000	29,834
Dah Sing Banking Group, Ltd.	172,671	345,548
Dah Sing Financial Holdings, Ltd.	66,260	423,433
Dan Form Holdings Co., Ltd.	62,000	33,266
Dickson Concepts International, Ltd.	131,000	58,703
Digital Domain Holdings, Ltd. (b)	2,520,000	34,438
DMX Technologies Group, Ltd. (a) (b) (c) (d)	186,000	2,776
Dynamic Holdings, Ltd.	20,000	16,052
Eagle Nice International Holdings, Ltd.	120,000	49,293
EcoGreen International Group, Ltd.	118,800	25,730
eForce Holdings, Ltd. (b)	128,000	2,778
Elegance Optical International Holdings, Ltd. (b)	96,000	9,440
Emperor Capital Group, Ltd.	726,000	36,642
Emperor Entertainment Hotel, Ltd.	235,000	45,026
Emperor International Holdings, Ltd.	529,250	139,512

BHFTII-71

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Emperor Watch & Jewellery, Ltd.	1,520,000	$59,254
Enerchina Holdings, Ltd.	1,068,000	56,452
ENM Holdings, Ltd. (b)	556,000	55,651
Esprit Holdings, Ltd. (b) (e)	833,950	199,890
Fairwood Holdings, Ltd.	26,500	92,764
Far East Consortium International, Ltd.	535,269	284,499
Far East Holdings International, Ltd. (b)	150,000	9,360
First Pacific Co., Ltd.	188,000	92,447
Freeman FinTech Corp., Ltd. (b)	1,800,000	18,129
Future Bright Holdings, Ltd.	156,000	17,646
Future World Financial Holdings, Ltd. (b)	12,575	140
G-Resources Group, Ltd. (b)	10,474,800	88,364
GCL New Energy Holdings, Ltd. (b)	270,000	9,663
Get Nice Holdings, Ltd.	2,574,000	81,900
Giordano International, Ltd.	482,000	242,024
Global Brands Group Holding, Ltd. (b)	1,260,000	65,952
Glorious Sun Enterprises, Ltd.	393,000	43,610
Gold Peak Industries Holdings, Ltd.	277,714	26,607
Gold-Finance Holdings, Ltd. (b)	214,000	48,657
Golden Resources Development International, Ltd.	370,000	23,362
Good Resources Holdings, Ltd. (b)	420,000	10,199
GR Properties, Ltd. (b)	150,000	15,241
Great Eagle Holdings, Ltd.	39,571	197,133
Greentech Technology International, Ltd. (b)	360,000	3,544
Guoan International, Ltd. (b)	674,000	14,626
Haitong International Securities Group, Ltd.	498,448	174,539
Hang Lung Group, Ltd.	36,000	95,682
Hanison Construction Holdings, Ltd.	148,009	27,159
Hao Tian Development Group, Ltd. (b)	1,001,000	33,250
Harbour Centre Development, Ltd.	88,000	166,819
HKBN, Ltd.	203,500	348,760
HKR International, Ltd.	366,080	176,923
Hon Kwok Land Investment Co., Ltd.	140,000	69,917
Hong Kong Aircraft Engineering Co., Ltd.	8,800	78,464
Hong Kong Ferry Holdings Co., Ltd.	22,000	24,311
Hong Kong Finance Investment Holding Group, Ltd. (b)	262,000	35,142
Hong Kong International Construction Investment Management Group Co., Ltd.	98,000	22,650
Hong Kong Television Network, Ltd. (b)	165,000	53,038
Hongkong & Shanghai Hotels (The)	109,500	153,343
Hongkong Chinese, Ltd.	866,000	117,160
Hopewell Holdings, Ltd.	81,500	268,097
Hsin Chong Group Holdings, Ltd. (a) (b) (c) (d)	918,000	7,693
Huarong Investment Stock Corp., Ltd. (b)	175,000	8,641
Hung Hing Printing Group, Ltd.	252,000	39,631
Hutchison Telecommunications Hong Kong Holdings, Ltd.	526,000	207,413
Imagi International Holdings, Ltd. (b)	90,112	19,408
International Housewares Retail Co., Ltd.	57,000	13,759
IPE Group, Ltd.	285,000	40,775
IRC, Ltd. (b)	760,000	9,543
IT, Ltd.	220,000	117,187
ITC Properties Group, Ltd.	172,615	51,813
Jacobson Pharma Corp., Ltd.	44,000	10,340
Johnson Electric Holdings, Ltd.	106,875	301,573
Kader Holdings Co., Ltd.	224,000	29,223
Kam Hing International Holdings, Ltd.	196,000	18,018
Karrie International Holdings, Ltd.	140,000	18,060

Security Description	Shares	Value

Hong Kong—(Continued)
Keck Seng Investments	72,000	$59,063
Kerry Logistics Network, Ltd.	107,000	178,242
Kin Yat Holdings, Ltd.	46,000	9,336
Kingmaker Footwear Holdings, Ltd.	102,000	24,500
Kingston Financial Group, Ltd.	162,000	43,136
Kowloon Development Co., Ltd.	159,000	170,918
Kwan On Holdings, Ltd. (b)	50,000	4,243
Lai Sun Development Co., Ltd.	109,413	156,469
Lai Sun Garment International, Ltd.	99,760	127,283
Lam Soon Hong Kong, Ltd.	15,000	24,479
Landing International Development, Ltd. (b)	200,400	64,508
Landsea Green Group Co., Ltd. (b)	268,000	32,412
Lifestyle International Holdings, Ltd.	181,500	356,210
Lippo China Resources, Ltd.	2,106,000	57,831
Lippo, Ltd.	122,000	43,032
Liu Chong Hing Investment, Ltd.	86,000	129,605
Luk Fook Holdings International, Ltd.	135,000	466,648
Luks Group Vietnam Holdings Co., Ltd.	68,000	19,942
Lung Kee Bermuda Holdings	90,000	41,303
Magnificent Hotel Investment, Ltd.	1,310,000	34,070
Man Sang International, Ltd. (b)	150,000	9,196
Man Wah Holdings, Ltd.	382,400	229,254
Mandarin Oriental International, Ltd.	21,200	43,461
Mason Group Holdings, Ltd. (b)	5,445,000	99,397
Matrix Holdings, Ltd. (c)	36,000	9,105
Midland Holdings, Ltd.	246,000	65,495
Midland IC&I, Ltd. (b)	151,000	5,557
Ming Fai International Holdings, Ltd.	145,000	18,492
Miramar Hotel & Investment	19,000	35,606
Mongolian Mining Corp. (b)	661,000	13,624
Nameson Holdings, Ltd.	130,000	17,397
National Electronic Holdings, Ltd.	182,600	26,088
New Century Group Hong Kong, Ltd. (b)	912,000	14,906
New Times Energy Corp., Ltd. (b)	459,450	7,714
Newocean Energy Holdings, Ltd. (b)	398,000	122,952
Noble Century Investment Holdings, Ltd. (b)	240,000	18,406
OP Financial, Ltd.	240,000	84,082
Orange Sky Golden Harvest Entertainment Holdings, Ltd.	375,882	14,792
Oriental Watch Holdings	215,600	49,906
Pacific Andes International Holdings, Ltd. (a) (b) (c) (d)	1,819,984	6,370
Pacific Basin Shipping, Ltd.	1,138,000	270,413
Pacific Textiles Holdings, Ltd.	240,000	204,324
Paliburg Holdings, Ltd.	208,000	81,728
Paradise Entertainment, Ltd. (b)	168,000	18,244
PC Partner Group, Ltd.	54,000	26,521
Perfect Shape Beauty Technology, Ltd.	108,000	26,760
Pico Far East Holdings, Ltd.	318,000	124,779
Playmates Holdings, Ltd.	460,000	59,983
Playmates Toys, Ltd.	236,000	20,802
Polytec Asset Holdings, Ltd.	565,000	54,127
Public Financial Holdings, Ltd.	166,000	69,257
PYI Corp., Ltd. (b)	2,140,366	36,078
Rare Earth Magnesium Technology Group Holdings, Ltd. (b)	500,000	28,104
Realord Group Holdings, Ltd. (b)	116,000	64,313
Regal Hotels International Holdings, Ltd.	126,000	69,047
Regina Miracle International Holdings, Ltd. (144A)	22,000	14,671
Sa Sa International Holdings, Ltd.	261,776	145,020

BHFTII-72

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Samson Holding, Ltd.	146,000	$11,551
SAS Dragon Holdings, Ltd.	140,000	43,708
SEA Holdings, Ltd.	103,896	142,087
Shun Ho Property Investments, Ltd.	21,615	7,427
Shun Tak Holdings, Ltd.	659,500	229,893
Silver Base Group Holdings, Ltd. (b)	474,000	32,703
Sincere Watch Hong Kong, Ltd. (b)	250,000	3,059
Sing Tao News Corp., Ltd.	276,000	32,061
Singamas Container Holdings, Ltd.	724,000	108,219
SIS International Holdings	16,000	8,175
Sitoy Group Holdings, Ltd.	111,000	33,315
SmarTone Telecommunications Holdings, Ltd.	142,388	189,513
SOCAM Development, Ltd. (b)	41,987	11,420
Solartech International Holdings, Ltd. (b)	660,000	79,961
Solomon Systech International, Ltd. (b)	920,000	29,317
Soundwill Holdings, Ltd.	41,500	59,858
South China Holdings Co., Ltd. (b)	1,240,000	32,472
Stella International Holdings, Ltd.	161,500	144,136
Success Universe Group, Ltd. (b)	240,000	8,396
Summit Ascent Holdings, Ltd. (b)	126,000	12,698
Sun Hing Vision Group Holdings, Ltd.	42,000	13,696
Sun Hung Kai & Co., Ltd.	270,440	138,171
SUNeVision Holdings, Ltd.	24,000	16,162
Sunwah Kingsway Capital Holdings, Ltd.	387,500	3,596
Synergy Group Holdings International, Ltd. (b)	112,000	17,876
TAI Cheung Holdings, Ltd.	206,000	210,035
Tai United Holdings, Ltd. (e)	200,000	10,403
Talent Property Group, Ltd. (b)	420,000	3,729
Tan Chong International, Ltd.	63,000	21,004
Tao Heung Holdings, Ltd.	204,000	36,006
Television Broadcasts, Ltd.	123,500	351,043
Texwinca Holdings, Ltd.	300,000	117,711
TK Group Holdings, Ltd.	62,000	37,911
Tom Group, Ltd. (b)	118,000	29,443
Town Health International Medical Group, Ltd. (a) (b) (c) (d)	230,000	3,802
Tradelink Electronic Commerce, Ltd.	256,000	39,243
Transport International Holdings, Ltd.	99,764	261,248
Trinity, Ltd. (b)	466,000	26,175
TSC Group Holdings, Ltd. (b)	216,000	17,249
Tsui Wah Holdings, Ltd.	136,000	14,420
Union Medical Healthcare, Ltd.	32,000	19,630
United Laboratories International Holdings, Ltd. (The)	241,000	211,602
Universal Technologies Holdings, Ltd. (b)	120,000	3,526
Up Energy Development Group, Ltd. (a) (b) (c) (d)	92,000	284
Upbest Group, Ltd.	16,000	2,167
Value Convergence Holdings, Ltd. (b)	204,000	19,216
Value Partners Group, Ltd.	206,000	164,027
Valuetronics Holdings, Ltd.	89,790	46,603
Vedan International Holdings, Ltd.	296,000	29,113
Victory City International Holdings, Ltd.	839,449	12,694
Vitasoy International Holdings, Ltd.	202,000	688,846
VPower Group International Holdings, Ltd. (144A)	78,000	30,778
VSTECS Holdings, Ltd.	307,200	158,231
VTech Holdings, Ltd.	30,800	355,742
Wai Kee Holdings, Ltd.	54,000	26,722
Wan Kei Group Holdings, Ltd. (b)	75,000	7,644
Wang On Group, Ltd.	1,200,000	14,166

Security Description	Shares	Value

Hong Kong—(Continued)
We Solutions, Ltd. (b)	348,000	$44,445
Win Hanverky Holdings, Ltd.	332,000	27,151
Winfull Group Holdings, Ltd. (b)	528,000	9,066
Wing On Co. International, Ltd.	46,000	162,180
Wing Tai Properties, Ltd.	232,000	171,896
Wonderful Sky Financial Group Holdings, Ltd. (b)	44,000	7,830
Yat Sing Holdings, Ltd. (b)	410,000	9,108
Yeebo International Holdings, Ltd.	158,000	28,057
YGM Trading, Ltd.	46,000	40,540
Yugang International, Ltd.	1,466,000	37,700
Yunfeng Financial Group, Ltd. (b)	82,000	41,793

		17,921,611

Ireland—0.5%
C&C Group plc	95,793	368,125
FBD Holdings plc	10,350	121,941
Glanbia plc	33,226	572,003
Greencore Group plc	314,156	757,659
Hostelworld Group plc (144A)	2,650	7,667
IFG Group plc	44,002	79,649
Independent News & Media plc (b)	35,056	3,056
Irish Continental Group plc	22,664	136,837
Kingspan Group plc	4,714	219,576
Smurfit Kappa Group plc	13,745	543,464
Tarsus Group plc	6,119	22,653
UDG Healthcare plc	22,358	198,247

		3,030,877

Isle of Man—0.0%
Hansard Global plc	2,566	1,921

Israel—1.0%
Adgar Investment and Development, Ltd.	7,358	12,447
ADO Group, Ltd. (b)	3,904	84,854
Afcon Holdings, Ltd.	240	10,082
Africa Israel Properties, Ltd. (b)	4,653	115,136
Africa Israel Residences, Ltd.	880	15,274
Airport City, Ltd. (b)	30,492	373,005
Allot Communications, Ltd. (b)	10,216	64,021
Alony Hetz Properties & Investments, Ltd.	8,335	87,582
Alrov Properties and Lodgings, Ltd.	3,141	99,183
Amot Investments, Ltd.	25,066	132,655
Arad, Ltd.	1,152	13,329
Arko Holdings, Ltd. (b)	99,131	57,209
Ashtrom Group, Ltd.	3,487	16,052
Ashtrom Properties, Ltd.	8,909	40,344
AudioCodes, Ltd.	6,872	69,087
Avgol Industries 1953, Ltd.	9,099	10,010
Azorim-Investment Development & Construction Co., Ltd. (b)	23,712	23,528
Bayside Land Corp.	205	95,461
Big Shopping Centers, Ltd.	1,031	72,289
BioLine RX, Ltd. (b)	2,565	2,643
Blue Square Real Estate, Ltd.	867	32,523
Brainsway, Ltd. (b)	2,193	16,274
Camtek, Ltd.	3,606	31,937
Cellcom Israel, Ltd. (b)	13,058	89,242

BHFTII-73

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Israel—(Continued)
Ceragon Networks, Ltd. (b)	14,799	$49,873
Clal Biotechnology Industries, Ltd. (b)	17,579	16,507
Clal Insurance Enterprises Holdings, Ltd. (b)	7,114	134,254
Cohen Development & Industrial Buildings, Ltd.	305	6,797
Compugen, Ltd. (b)	14,846	54,445
Danel Adir Yeoshua, Ltd.	721	38,473
Delek Automotive Systems, Ltd.	10,535	57,053
Delta-Galil Industries, Ltd.	4,030	118,740
Dexia Israel Bank, Ltd.	150	29,362
Direct Insurance Financial Investments, Ltd.	4,805	55,982
El Al Israel Airlines (b)	77,291	20,984
Electra Consumer Products 1970, Ltd.	1,236	13,593
Electra, Ltd.	652	160,817
Elron Electronic Industries, Ltd. (b)	7,585	26,822
Energix-Renewable Energies, Ltd. (b)	36,656	42,301
Enlight Renewable Energy, Ltd. (b)	95,911	50,091
Evogene, Ltd. (b)	5,090	14,798
First International Bank of Israel, Ltd.	8,900	201,210
FMS Enterprises Migun, Ltd.	910	22,772
Formula Systems 1985, Ltd.	2,591	108,856
Fox Wizel, Ltd.	2,272	46,692
Gilat Satellite Networks, Ltd. (b)	7,707	67,155
Hadera Paper, Ltd.	1,104	88,014
Hamlet Israel-Canada, Ltd.	1,610	45,411
Harel Insurance Investments & Financial Services, Ltd.	43,597	335,962
Hilan, Ltd.	3,869	96,247
IDI Insurance Co., Ltd.	1,637	100,820
Industrial Buildings Corp., Ltd. (b)	39,465	54,977
Inrom Construction Industries, Ltd.	12,422	46,859
Israel Canada T.R., Ltd.	12,271	10,790
Israel Land Development Co., Ltd. (The) (b)	3,950	36,960
Issta Lines, Ltd.	550	9,641
Jerusalem Oil Exploration (b)	4,199	258,340
Kamada, Ltd. (b)	11,729	72,584
Kerur Holdings, Ltd.	931	25,042
Klil Industries, Ltd.	175	16,162
Maabarot Products, Ltd.	3,435	38,069
Magic Software Enterprises, Ltd.	9,462	83,298
Matrix IT, Ltd.	10,787	129,031
Maytronics, Ltd.	10,248	66,559
Mazor Robotics, Ltd. (b)	11,491	333,787
Mega Or Holdings, Ltd.	3,085	34,133
Meitav Dash Investments, Ltd.	5,193	15,538
Melisron, Ltd.	4,351	189,439
Menora Mivtachim Holdings, Ltd.	11,310	128,399
Migdal Insurance & Financial Holding, Ltd.	55,471	61,447
Mivtach Shamir Holdings, Ltd.	1,401	27,560
Naphtha Israel Petroleum Corp., Ltd.	14,775	100,930
Nawi Brothers, Ltd.	4,888	28,689
Neto ME Holdings, Ltd.	788	66,408
Nova Measuring Instruments, Ltd. (b)	8,789	227,043
NR Spuntech Industries, Ltd. (b)	3,848	11,568
Oil Refineries, Ltd.	418,554	208,308
One Software Technologies, Ltd.	555	22,353
Partner Communications Co., Ltd. (b)	24,190	126,949
Paz Oil Co., Ltd.	1,481	232,718
Perion Network, Ltd. (b)	1,082	3,286

Security Description	Shares	Value

Israel—(Continued)
Phoenix Holdings, Ltd. (The)	20,176	$122,261
Plasson Industries, Ltd.	1,729	85,550
Rami Levi Chain Stores Hashikma Marketing, Ltd.	1,803	85,088
Redhill Biopharma, Ltd. (b)	35,031	30,015
Scope Metals Group, Ltd.	1,419	41,671
Shapir Engineering & Industry, Ltd.	13,184	46,413
Shikun & Binui, Ltd. (b)	73,332	150,353
Shufersal, Ltd.	25,580	164,291
SodaStream International, Ltd. (b)	100	14,146
Summit Real Estate Holdings, Ltd.	4,127	38,978
Suny Cellular Communication, Ltd. (b)	16,495	7,913
Tadiran Holdings, Ltd.	568	15,632
Union Bank of Israel (b)	7,545	34,646
YH Dimri Construction & Development, Ltd.	663	10,643

		7,082,665

Italy—4.4%
A/S Roma S.p.A. (b)	31,585	18,838
A2A S.p.A.	481,411	835,052
ACEA S.p.A.	23,394	350,656
Aeffe S.p.A. (b)	11,359	38,596
Amplifon S.p.A.	30,504	677,140
Anima Holding S.p.A. (144A)	58,335	286,768
Ansaldo STS S.p.A. (b)	19,481	276,785
Aquafil S.p.A.	737	10,439
Arnoldo Mondadori Editore S.p.A. (b)	63,913	110,716
Ascopiave S.p.A.	28,294	99,472
Astaldi S.p.A. (b)	20,559	19,096
Autogrill S.p.A.	41,121	420,011
Avio S.p.A.	2,974	44,149
Azimut Holding S.p.A.	39,680	597,221
B&C Speakers S.p.A.	1,431	21,499
Banca Carige S.p.A. (b)	156,432	1,162
Banca Farmafactoring S.p.A. (144A)	7,088	42,402
Banca Finnat Euramerica S.p.A.	50,851	19,242
Banca Generali S.p.A.	18,858	487,183
Banca IFIS S.p.A.	7,714	173,566
Banca Mediolanum S.p.A.	51,915	352,815
Banca Popolare dell’Emilia Romagna SC	202,667	936,922
Banca Popolare di Sondrio Scarl	173,614	661,225
Banca Profilo S.p.A.	117,883	25,596
Banca Sistema S.p.A. (144A)	9,271	22,487
Banco BPM S.p.A. (b)	390,373	958,032
Banco di Desio e della Brianza S.p.A.	20,306	48,567
BasicNet S.p.A.	7,658	40,678
BE	29,207	29,890
Biesse S.p.A.	6,021	213,695
Brembo S.p.A.	45,165	590,910
Brunello Cucinelli S.p.A.	8,151	317,390
Buzzi Unicem S.p.A.	27,815	576,707
Cairo Communication S.p.A.	24,474	88,372
Caltagirone Editore S.p.A. (b)	6,273	9,379
Cembre S.p.A.	875	24,530
Cementir Holding S.p.A.	21,979	153,623
Cerved Information Solutions S.p.A.	44,102	474,861
CIR-Compagnie Industriali Riunite S.p.A.	157,057	179,147

BHFTII-74

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Credito Emiliano S.p.A.	35,381	$232,408
Credito Valtellinese S.p.A. (b)	2,927,424	366,787
d’Amico International Shipping S.A. (b)	60,320	12,578
Danieli & C Officine Meccaniche S.p.A.	4,846	129,127
Datalogic S.p.A.	8,028	290,346
De’Longhi S.p.A.	16,896	530,003
DeA Capital S.p.A.	18,071	26,648
DiaSorin S.p.A.	6,863	721,862
Digital Bros S.p.A.	1,166	12,847
Ei Towers S.p.A.	7,035	463,891
El.En. S.p.A.	507	12,468
Emak S.p.A.	8,807	13,661
Enav S.p.A. (144A)	45,852	223,299
ERG S.p.A.	21,603	439,941
Esprinet S.p.A.	14,507	64,186
Eurotech S.p.A. (b)	13,076	57,691
Falck Renewables S.p.A.	34,815	75,185
Fila S.p.A.	1,813	36,820
Fincantieri S.p.A. (b)	93,136	151,174
FinecoBank Banca Fineco S.p.A.	72,092	962,485
FNM S.p.A.	55,327	36,423
Geox S.p.A.	34,378	86,581
Gruppo Editoriale L’Espresso S.p.A. (b) (e)	52,528	23,633
Gruppo MutuiOnline S.p.A.	6,461	126,326
Hera S.p.A.	231,619	721,247
IMMSI S.p.A. (b)	100,436	55,235
Industria Macchine Automatiche S.p.A.	5,461	456,842
Infrastrutture Wireless Italiane S.p.A. (144A)	27,392	202,941
Intek Group S.p.A. (b)	80,757	32,815
Interpump Group S.p.A.	22,700	743,235
Iren S.p.A.	231,134	567,309
Italgas S.p.A.	95,428	517,338
Italmobiliare S.p.A.	3,185	76,732
IVS Group S.A.	1,749	24,485
Juventus Football Club S.p.A. (b)	147,435	250,890
La Doria S.p.A.	3,877	50,909
Leonardo S.p.A.	35,075	422,714
Maire Tecnimont S.p.A.	35,567	159,980
MARR S.p.A.	13,428	393,400
Massimo Zanetti Beverage Group S.p.A. (144A)	1,925	15,690
Mediaset S.p.A. (b)	192,042	599,312
Moncler S.p.A.	27,092	1,165,745
Nice S.p.A.	9,890	33,402
Openjobmetis S.p.A. agenzia per il lavoro (b)	1,209	12,167
OVS S.p.A. (144A) (b)	23,352	66,969
Parmalat S.p.A.	13,351	44,023
Piaggio & C S.p.A.	71,430	163,463
Prima Industrie S.p.A.	1,853	62,885
Prysmian S.p.A.	33,800	784,722
RAI Way S.p.A. (144A)	12,094	61,433
Reno de Medici S.p.A.	46,743	51,962
Reply S.p.A.	6,572	452,172
Retelit S.p.A.	36,769	64,207
Rizzoli Corriere Della Sera Mediagroup S.p.A. (b)	19,560	22,595
Sabaf S.p.A.	3,059	56,116
SAES Getters S.p.A.	1,416	33,894
Safilo Group S.p.A. (b)	12,212	29,888

Security Description	Shares	Value

Italy—(Continued)
Saipem S.p.A. (b)	186,651	$1,148,510
Salini Impregilo S.p.A. (e)	70,140	172,701
Salvatore Ferragamo S.p.A.	16,352	391,671
Saras S.p.A.	134,526	288,824
Servizi Italia S.p.A.	1,701	7,978
Sesa S.p.A.	1,672	53,187
Societa Cattolica di Assicurazioni SC	61,974	532,753
Societa Iniziative Autostradali e Servizi S.p.A.	25,981	383,452
Sogefi S.p.A. (b)	24,822	56,108
SOL S.p.A.	11,001	131,794
Tamburi Investment Partners S.p.A.	25,760	194,107
Technogym S.p.A. (144A)	13,407	164,184
Tecnoinvestimenti S.p.A.	462	3,482
Tiscali S.p.A. (b) (e)	802,477	15,094
Tod’s S.p.A.	3,954	269,524
Trevi Finanziaria Industriale S.p.A. (b)	31,414	11,015
TXT e-solutions S.p.A.	980	10,821
Uni Land S.p.A. (a) (b) (c) (d)	4,937	0
Unieuro S.p.A. (144A) (b)	902	11,991
Unione di Banche Italiane S.p.A.	325,151	1,303,638
Unipol Gruppo Finanziario S.p.A.	126,457	563,213
UnipolSai Assicurazioni S.p.A. (e)	127,672	300,319
Zignago Vetro S.p.A.	11,476	113,922

		29,856,194

Japan—25.1%
77 Bank, Ltd. (The)	12,800	304,379
A&A Material Corp.	1,200	12,802
A&D Co., Ltd.	3,000	27,776
A/S One Corp.	3,500	261,546
Abist Co., Ltd.	600	22,170
Achilles Corp.	6,500	135,866
Adastria Co., Ltd.	9,240	123,465
ADEKA Corp.	34,600	593,789
Adtec Plasma Technology Co., Ltd.	600	6,720
Advan Co., Ltd.	6,700	58,082
Advanex, Inc.	900	16,787
Advantage Risk Management Co., Ltd.	1,300	13,787
Adventure, Inc.	600	51,411
Aeon Delight Co., Ltd.	3,900	142,273
Aeon Fantasy Co., Ltd.	2,400	89,454
Aeon Hokkaido Corp.	2,600	19,383
Aeria, Inc.	2,200	15,869
AGORA Hospitality Group Co., Ltd. (b)	27,000	8,089
Agro-Kanesho Co., Ltd.	2,900	65,094
Ahresty Corp.	9,200	68,759
Ai Holdings Corp.	12,200	282,603
Aichi Bank, Ltd. (The)	2,600	116,260
Aichi Corp.	10,800	58,836
Aichi Steel Corp.	4,300	164,087
Aichi Tokei Denki Co., Ltd.	1,900	79,105
Aida Engineering, Ltd.	20,700	185,090
Aiphone Co., Ltd.	4,600	69,027
Airport Facilities Co., Ltd.	7,500	43,097
Aisan Industry Co., Ltd.	10,400	90,429
AIT Corp.	900	8,405

BHFTII-75

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Aizawa Securities Co., Ltd.	13,800	$95,293
Akatsuki, Inc.	500	20,659
Akebono Brake Industry Co., Ltd. (b) (e)	32,600	73,289
Akita Bank, Ltd. (The)	6,200	163,397
Albis Co., Ltd.	800	21,407
Alconix Corp.	6,400	91,245
Alinco, Inc.	5,800	55,802
Allied Telesis Holdings KK (b)	13,900	14,313
Alpen Co., Ltd.	7,000	124,158
Alpha Corp.	2,200	28,804
Alpha Systems, Inc.	3,140	80,610
Alpine Electronics, Inc.	16,600	311,916
Alps Logistics Co., Ltd.	6,000	45,417
Altech Corp.	5,200	117,015
Amano Corp.	19,600	409,250
Amiyaki Tei Co., Ltd.	1,100	44,001
Amuse, Inc.	3,600	102,363
Anabuki Kosan, Inc.	400	11,457
Anest Iwata Corp.	10,400	103,815
Anicom Holdings, Inc.	3,400	112,538
AOI Electronics Co., Ltd.	1,100	37,612
AOI TYO Holdings, Inc.	6,428	81,237
AOKI Holdings, Inc.	15,900	217,321
Aomori Bank, Ltd. (The)	6,900	208,939
Aoyama Trading Co., Ltd.	17,900	549,906
Aoyama Zaisan Networks Co., Ltd.	1,400	22,027
Apaman Co., Ltd.	2,100	18,431
Arakawa Chemical Industries, Ltd.	6,600	112,010
Arata Corp. (e)	4,200	210,252
Araya Industrial Co., Ltd.	2,600	46,050
Arcland Sakamoto Co., Ltd.	10,600	144,253
Arcland Service Holdings Co., Ltd.	2,800	52,941
Arcs Co., Ltd.	13,364	362,252
Ardepro Co., Ltd. (b)	18,900	8,982
Arealink Co., Ltd.	1,400	30,747
Argo Graphics, Inc.	2,800	121,876
Arisawa Manufacturing Co., Ltd.	14,300	122,621
Arrk Corp. (b)	22,600	22,678
Artnature, Inc.	5,000	31,071
Asahi Broadcasting Corp.	2,400	17,005
Asahi Co., Ltd.	4,500	59,444
Asahi Diamond Industrial Co., Ltd. (e)	21,200	149,489
Asahi Holdings, Inc.	9,000	164,636
Asahi Kogyosha Co., Ltd.	1,700	50,858
Asahi Net, Inc.	5,000	23,282
Asahi Printing Co., Ltd.	400	4,225
ASAHI YUKIZAI Corp.	5,000	118,898
Asahipen Corp.	400	6,402
Asanuma Corp.	2,400	77,848
Asax Co., Ltd.	5,400	30,362
Ashimori Industry Co., Ltd.	1,600	32,496
ASKA Pharmaceutical Co., Ltd.	7,500	103,444
Asukanet Co., Ltd.	1,300	16,663
Asunaro Aoki Construction Co., Ltd.	5,800	49,399
Ateam, Inc.	1,300	22,175
Atom Corp.	11,100	99,948
Atrae, Inc. (b)	700	15,410

Security Description	Shares	Value

Japan—(Continued)
Atsugi Co., Ltd.	6,100	$63,028
Aucnet, Inc.	700	7,792
Autobacs Seven Co., Ltd.	22,700	389,632
Avex, Inc.	12,000	171,226
Awa Bank, Ltd. (The)	14,600	452,937
Axell Corp.	3,800	22,942
Axial Retailing, Inc.	5,100	182,231
Azia Co., Ltd.	1,500	19,700
Bando Chemical Industries, Ltd.	15,400	183,240
Bank of Iwate, Ltd. (The)	6,000	261,530
Bank of Kochi, Ltd. (The)	1,600	16,336
Bank of Nagoya, Ltd. (The)	5,400	181,547
Bank of Okinawa, Ltd. (The)	9,160	324,078
Bank of Saga, Ltd. (The)	6,100	125,590
Bank of the Ryukyus, Ltd.	15,800	192,905
Baroque Japan, Ltd.	1,100	10,434
BayCurrent Consulting, Inc.	1,800	50,090
Beenos, Inc. (b)	1,400	23,564
Belc Co., Ltd.	2,800	151,579
Bell System24 Holdings, Inc.	4,300	67,817
Belluna Co., Ltd.	13,800	162,440
Benefit One, Inc.	4,300	140,424
Bengo4.com, Inc. (b)	1,200	50,378
Billing System Corp.	500	30,420
Biofermin Pharmaceutical Co., Ltd.	500	12,842
BML, Inc.	7,600	231,330
Bookoff Corp. (a) (b) (d)	4,700	32,514
Bourbon Corp.	600	12,695
BP Castrol KK	2,600	37,484
Br Holdings Corp.	4,000	16,506
BrainPad, Inc. (b)	600	30,530
Broadleaf Co., Ltd.	20,400	147,264
BRONCO BILLY Co., Ltd.	2,400	78,021
Bull-Dog Sauce Co., Ltd.	600	11,565
Bunka Shutter Co., Ltd.	19,000	143,002
C Uyemura & Co., Ltd.	2,800	179,660
C.I. Takiron Corp.	18,000	98,319
CAC Holdings Corp.	6,200	62,705
Can Do Co., Ltd.	3,500	53,930
Canare Electric Co., Ltd.	800	14,893
Canon Electronics, Inc.	7,400	155,391
Capital Asset Planning, Inc.	400	17,496
Career Design Center Co., Ltd.	600	8,588
CareerIndex, Inc.	1,600	21,122
Carlit Holdings Co., Ltd.	7,300	64,501
Cawachi, Ltd.	5,700	115,881
Central Glass Co., Ltd.	15,000	389,567
Central Security Patrols Co., Ltd.	1,100	48,901
Central Sports Co., Ltd.	1,600	59,781
Ceres, Inc.	1,100	19,265
Chiba Kogyo Bank, Ltd. (The)	16,000	71,533
Chikaranomoto Holdings Co., Ltd.	1,000	9,832
Chilled & Frozen Logistics Holdings Co., Ltd.	2,800	35,246
CHIMNEY Co., Ltd.	1,400	35,734
Chino Corp.	2,700	37,796
Chiyoda Co., Ltd.	5,800	114,250
Chiyoda Corp.	6,000	48,863

BHFTII-76

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Chiyoda Integre Co., Ltd.	4,600	$95,357
Chofu Seisakusho Co., Ltd.	5,700	131,135
Chori Co., Ltd.	5,000	92,115
Chubu Shiryo Co., Ltd.	7,900	108,546
Chudenko Corp.	8,600	196,033
Chuetsu Pulp & Paper Co., Ltd.	3,500	50,582
Chugai Mining Co., Ltd. (b)	68,200	12,005
Chugai Ro Co., Ltd.	2,900	77,335
Chugoku Marine Paints, Ltd. (e)	22,000	220,958
Chukyo Bank, Ltd. (The)	3,900	79,118
Chuo Gyorui Co., Ltd.	200	4,952
Chuo Spring Co., Ltd.	1,400	47,323
Citizen Watch Co., Ltd.	37,300	245,875
CKD Corp.	17,300	221,981
Clarion Co., Ltd.	6,800	104,852
Cleanup Corp.	7,300	53,104
CMIC Holdings Co., Ltd.	3,900	78,636
CMK Corp.	18,200	139,246
Cocokara fine, Inc.	5,700	365,696
COLOPL, Inc.	11,000	71,350
Colowide Co., Ltd.	12,300	314,736
Computer Engineering & Consulting, Ltd.	9,600	234,310
Computer Institute of Japan, Ltd.	2,000	13,637
Comture Corp.	1,900	72,859
CONEXIO Corp.	4,600	84,776
COOKPAD, Inc.	6,300	25,283
Corona Corp.	5,600	62,799
Cosel Co., Ltd.	9,900	112,932
Cosmos Initia Co., Ltd.	3,500	21,782
Cota Co., Ltd.	1,600	23,166
Create Medic Co., Ltd.	1,800	20,391
Create Restaurants Holdings, Inc.	4,700	54,884
Create SD Holdings Co., Ltd.	8,300	216,073
Creek & River Co., Ltd.	1,300	14,239
Cresco, Ltd.	2,000	59,950
CTI Engineering Co., Ltd.	4,800	71,755
CTS Co., Ltd.	2,800	18,849
Cube System, Inc.	1,700	14,171
Cyberstep, Inc. (b)	1,200	22,645
Cybozu, Inc.	6,400	38,358
Dai Nippon Toryo Co., Ltd.	9,400	108,870
Dai-Dan Co., Ltd.	6,000	151,035
Dai-ichi Seiko Co., Ltd.	3,100	44,933
Daibiru Corp.	19,800	208,761
Daido Kogyo Co., Ltd.	2,000	20,541
Daido Metal Co., Ltd.	11,200	92,220
Daido Steel Co., Ltd.	2,100	101,748
Daidoh, Ltd.	10,800	37,739
Daihatsu Diesel Manufacturing Co., Ltd.	9,000	53,788
Daihen Corp.	7,200	184,268
Daiho Corp.	5,000	141,730
Daiichi Jitsugyo Co., Ltd.	2,800	96,371
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,000	60,831
Daiken Corp.	4,800	95,640
Daiken Medical Co., Ltd.	4,400	32,728
Daiki Aluminium Industry Co., Ltd.	9,000	61,562
Daiko Denshi Tsushin, Ltd.	1,300	9,316

Security Description	Shares	Value

Japan—(Continued)
Daikoku Denki Co., Ltd.	2,700	$42,206
Daikokutenbussan Co., Ltd.	1,900	74,558
Daikyo, Inc.	11,500	233,999
Daikyonishikawa Corp.	5,200	60,088
Dainichi Co., Ltd.	4,100	28,832
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,000	162,864
Daio Paper Corp.	25,300	361,610
Daiseki Co., Ltd.	10,700	295,771
Daiseki Eco. Solution Co., Ltd.	2,400	18,679
Daishi Bank, Ltd. (The) (a) (b) (d)	11,100	481,632
Daishinku Corp.	2,600	30,513
Daisue Construction Co., Ltd.	2,300	25,458
Daisyo Corp.	3,100	46,630
Daito Bank, Ltd. (The)	5,200	56,392
Daito Pharmaceutical Co., Ltd.	3,960	122,675
Daitron Co., Ltd.	800	16,037
Daiwa Industries, Ltd.	11,000	120,265
Daiwabo Holdings Co., Ltd.	6,100	393,503
Daiyu Lic Holdings Co., Ltd.	1,300	13,260
DCM Holdings Co., Ltd. (e)	37,900	344,432
DD Holdings Co., Ltd.	600	14,461
Dear Life Co., Ltd.	4,700	22,369
Denki Kogyo Co., Ltd.	4,200	123,426
Densan System Co., Ltd.	1,000	20,091
Denyo Co., Ltd.	4,800	78,882
Descente, Ltd.	13,700	287,318
Dexerials Corp.	7,800	79,311
Digital Arts, Inc.	2,600	122,191
Digital Information Technologies Corp.	1,300	17,599
Dip Corp.	4,800	116,213
DKS Co., Ltd.	3,600	114,566
DMG Mori Co., Ltd. (e)	17,000	284,105
DMW Corp.	700	14,379
Doshisha Co., Ltd.	8,200	170,171
Doutor Nichires Holdings Co., Ltd.	11,500	213,592
Dowa Holdings Co., Ltd.	5,900	186,895
Dream Incubator, Inc.	600	11,662
DSB Co., Ltd.	5,300	27,150
DTS Corp.	6,600	262,900
Duskin Co., Ltd.	13,700	334,287
DyDo Group Holdings, Inc.	2,700	135,210
Dynic Corp.	3,200	27,487
E-Guardian, Inc. (b)	1,400	34,904
Eagle Industry Co., Ltd.	7,800	101,624
Earth Corp.	2,700	129,759
EAT&Co, Ltd.	1,400	20,985
Ebara Jitsugyo Co., Ltd.	2,500	50,301
Eco’s Co., Ltd.	800	12,004
EDION Corp.	28,900	323,124
EF-ON, Inc.	1,200	13,919
eGuarantee, Inc.	4,800	52,325
Ehime Bank, Ltd. (The)	11,400	125,239
Eidai Co., Ltd.	10,000	45,589
Eighteenth Bank, Ltd. (The)	7,000	238,154
Eiken Chemical Co., Ltd.	9,200	213,892
Eizo Corp.	6,300	284,990
Elan Corp.	600	16,279

BHFTII-77

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Elecom Co., Ltd.	5,100	$129,359
Elematec Corp.	4,000	94,492
EM Systems Co., Ltd.	3,600	39,578
en-japan, Inc.	2,200	110,361
Endo Lighting Corp.	2,600	19,796
Eneres Co., Ltd. (b)	3,400	20,826
Enigmo, Inc. (b)	1,300	21,395
Enplas Corp.	3,400	97,548
Enshu, Ltd. (b)	2,300	32,857
EPS Holdings, Inc.	7,900	168,435
eRex Co., Ltd.	6,100	56,177
ES-Con Japan, Ltd.	4,900	34,441
Escrow Agent Japan, Inc.	5,100	21,311
ESPEC Corp.	7,100	135,950
Excel Co., Ltd.	2,500	39,209
Exedy Corp.	11,600	384,501
F-Tech, Inc.	3,600	42,435
F@N Communications, Inc.	9,600	58,804
Faith, Inc.	2,680	31,156
FALCO HOLDINGS Co., Ltd.	3,100	51,434
FCC Co., Ltd.	12,600	378,791
FDK Corp. (b) (e)	2,500	33,113
Feed One Co., Ltd.	41,380	77,225
Ferrotec Holdings Corp.	10,400	100,661
FFRI, Inc. (b)	1,000	28,163
FIDEA Holdings Co., Ltd.	62,510	94,075
Fields Corp.	6,000	49,998
Financial Products Group Co., Ltd.	20,000	191,104
FINDEX, Inc.	3,900	27,013
First Brothers Co., Ltd.	900	11,697
First Juken Co., Ltd.	3,400	44,082
First-corp, Inc.	1,600	16,540
Fixstars Corp. (e)	2,700	37,887
Foster Electric Co., Ltd. (e)	8,800	110,727
France Bed Holdings Co., Ltd.	9,300	80,131
Freebit Co., Ltd.	2,100	20,237
Freund Corp.	2,400	19,795
Fronteo, Inc. (b)	3,100	28,980
FTGroup Co., Ltd.	1,500	23,044
Fudo Tetra Corp.	6,030	111,884
Fuji Co., Ltd.	6,700	131,842
Fuji Corp., Ltd.	8,600	67,711
Fuji Kyuko Co., Ltd.	6,500	212,519
Fuji Machine Manufacturing Co., Ltd.	12,100	193,983
Fuji Oil Co., Ltd.	21,100	89,343
Fuji Pharma Co., Ltd.	4,600	72,473
Fuji Seal International, Inc.	7,400	262,135
Fuji Soft, Inc.	7,300	369,202
Fujibo Holdings, Inc.	3,700	113,830
Fujicco Co., Ltd.	7,100	146,728
Fujikura Kasei Co., Ltd.	9,500	56,353
Fujikura Rubber, Ltd.	5,800	30,123
Fujikura, Ltd.	69,700	329,522
Fujimi, Inc.	7,000	181,862
Fujimori Kogyo Co., Ltd.	4,800	163,694
Fujio Food System Co., Ltd.	600	10,989
Fujisash Co., Ltd.	24,500	22,199

Security Description	Shares	Value

Japan—(Continued)
Fujishoji Co., Ltd.	1,300	$12,751
Fujita Kanko, Inc.	800	24,115
Fujitec Co., Ltd.	19,500	261,374
Fujitsu Frontech, Ltd.	4,500	48,753
Fujitsu General, Ltd.	9,700	162,826
Fujiya Co., Ltd.	1,200	27,008
FuKoKu Co., Ltd.	5,100	44,877
Fukuda Corp.	1,600	79,996
Fukui Bank, Ltd. (The)	9,200	192,297
Fukui Computer Holdings, Inc.	1,300	25,150
Fukushima Bank, Ltd. (The) (b)	11,200	71,864
Fukushima Industries Corp.	4,200	214,419
Fukuyama Transporting Co., Ltd.	8,100	350,376
FULLCAST Holdings Co., Ltd.	4,300	99,387
Fumakilla, Ltd.	2,500	34,769
Funai Electric Co., Ltd. (b) (e)	7,900	45,749
Funai Soken Holdings, Inc.	10,770	244,408
Furukawa Battery Co., Ltd. (The)	5,000	39,258
Furukawa Co., Ltd. (e)	10,500	154,783
Furuno Electric Co., Ltd.	10,500	137,603
Furusato Industries, Ltd.	3,700	61,718
Furuya Metal Co., Ltd.	400	21,792
Fuso Chemical Co., Ltd.	4,000	95,120
Fuso Pharmaceutical Industries, Ltd.	2,600	67,568
Futaba Corp.	10,200	183,606
Futaba Industrial Co., Ltd.	19,600	143,686
Future Corp.	8,400	136,519
Fuyo General Lease Co., Ltd.	5,600	340,561
G-7 Holdings, Inc.	500	12,142
G-Tekt Corp.	7,700	127,423
Gakken Holdings Co., Ltd.	1,600	79,848
Gakkyusha Co., Ltd.	700	11,207
Gakujo Co., Ltd.	1,700	25,217
Gecoss Corp.	4,600	49,416
Genki Sushi Co., Ltd. (e)	1,600	91,116
Genky DrugStores Co., Ltd.	2,400	92,489
Geo Holdings Corp.	12,300	186,084
Giken, Ltd.	2,800	74,308
GLOBERIDE, Inc.	3,500	96,589
Glory, Ltd.	7,900	193,077
GMO Click Holdings, Inc.	1,800	13,592
GMO Cloud K.K.	700	26,356
Godo Steel, Ltd.	4,100	84,436
Goldcrest Co., Ltd.	7,230	118,254
Golf Digest Online, Inc.	900	7,406
Grace Technology, Inc.	900	26,755
Grandy House Corp.	3,600	15,496
Gree, Inc.	26,400	124,146
GS Yuasa Corp. (e)	14,000	344,622
GSI Creos Corp.	2,800	36,830
Gumi, Inc. (b)	2,900	16,594
Gun-Ei Chemical Industry Co., Ltd.	1,800	52,959
GungHo Online Entertainment, Inc.	12,600	25,940
Gunosy, Inc. (b)	2,000	35,221
Gunze, Ltd.	6,900	346,675
Gurunavi, Inc.	8,500	69,183
H-One Co., Ltd.	6,000	74,630

BHFTII-78

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
H2O Retailing Corp.	7,600	$125,109
HABA Laboratories, Inc.	500	43,680
Hagihara Industries, Inc.	4,000	66,661
Hakudo Co., Ltd.	500	8,728
Hakuto Co., Ltd.	5,900	82,822
Hakuyosha Co., Ltd.	800	22,039
Hamakyorex Co., Ltd.	5,600	203,547
Hamee Corp.	1,800	24,993
Hanwa Co., Ltd.	12,800	425,811
Happinet Corp.	5,000	87,891
Hard Off Corp. Co., Ltd.	3,700	32,306
Harima Chemicals Group, Inc.	7,100	62,877
Haruyama Holdings, Inc.	5,400	45,770
Hazama Ando Corp.	54,490	415,879
Hearts United Group Co., Ltd.	2,600	38,899
Heiwa Corp.	12,200	272,087
Heiwa Real Estate Co., Ltd.	14,400	254,732
Heiwado Co., Ltd.	11,200	300,703
Helios Techno Holding Co., Ltd.	1,900	14,918
HI-LEX Corp.	7,700	170,924
Hibiya Engineering, Ltd.	7,800	135,329
Hiday Hidaka Corp.	5,815	116,925
Himaraya Co., Ltd.	2,600	22,587
Hinokiya Group Co., Ltd.	700	18,307
Hioki EE Corp.	2,300	75,122
Hiramatsu, Inc.	8,300	33,460
Hirano Tecseed Co., Ltd.	500	9,068
Hirata Corp.	1,700	122,383
Hirose Tusyo, Inc.	300	6,962
Hiroshima Gas Co., Ltd.	3,600	12,136
HIS Co., Ltd.	6,000	200,605
Hisaka Works, Ltd.	9,600	101,013
Hitachi Maxell, Ltd.	8,200	128,432
Hitachi Zosen Corp.	61,600	257,567
Hito Communications, Inc.	1,700	26,946
Hochiki Corp.	4,600	67,446
Hodogaya Chemical Co., Ltd.	1,800	54,652
Hogy Medical Co., Ltd.	7,100	244,908
Hokkaido Electric Power Co., Inc. (e)	40,100	252,727
Hokkaido Gas Co., Ltd.	5,400	73,903
Hokkan Holdings, Ltd.	5,000	103,865
Hokko Chemical Industry Co., Ltd.	8,000	42,747
Hokkoku Bank, Ltd. (The)	10,100	390,221
Hokuetsu Bank, Ltd. (The) (a) (b) (d)	8,000	169,688
Hokuetsu Industries Co., Ltd.	7,000	83,865
Hokuetsu Kishu Paper Co., Ltd.	47,900	260,589
Hokuhoku Financial Group, Inc.	12,700	178,496
Hokuriku Electric Industry Co., Ltd.	2,800	32,310
Hokuriku Electric Power Co. (b)	30,100	308,126
Hokuriku Electrical Construction Co., Ltd.	3,000	28,307
Hokuriku Gas Co., Ltd.	1,000	26,932
Hokuto Corp.	7,100	121,298
Honda Tsushin Kogyo Co., Ltd.	1,200	8,924
Honeys Holdings Co., Ltd.	6,930	62,334
Honma Golf, Ltd. (144A)	27,000	25,173
Hoosiers Holdings Co., Ltd.	8,000	47,626
Hosiden Corp.	20,000	196,150

Security Description	Shares	Value

Japan—(Continued)
Hosokawa Micron Corp.	2,200	$120,071
Hotland Co., Ltd.	900	10,747
House Do Co., Ltd.	600	12,916
Howa Machinery, Ltd.	5,700	48,015
Hyakugo Bank, Ltd. (The)	88,000	355,480
Hyakujushi Bank, Ltd. (The)	9,800	288,931
I’rom Group Co., Ltd.	1,100	18,147
I-Net Corp.	3,520	60,049
I.K Co., Ltd.	900	15,564
Ibiden Co., Ltd.	27,300	382,735
IBJ Leasing Co., Ltd.	7,200	192,634
IBJ, Inc.	3,500	21,509
Ichibanya Co., Ltd.	1,700	67,627
Ichigo, Inc.	42,800	160,509
Ichiken Co., Ltd.	2,400	47,956
Ichikoh Industries, Ltd.	9,000	79,048
ICHINEN HOLDINGS Co., Ltd.	7,400	97,148
Ichiyoshi Securities Co., Ltd.	12,600	130,993
Icom, Inc.	3,800	82,483
Idec Corp.	7,500	164,413
IDOM, Inc.	20,400	69,122
Ihara Science Corp.	900	18,419
Iino Kaiun Kaisha, Ltd.	32,200	164,978
IJT Technology Holdings Co., Ltd.	9,000	59,469
Ikegami Tsushinki Co., Ltd.	2,600	30,895
Imagica Robot Holdings, Inc.	4,500	26,423
Imasen Electric Industrial	7,200	75,741
Imuraya Group Co., Ltd.	1,200	35,956
Inaba Denki Sangyo Co., Ltd.	8,100	357,865
Inaba Seisakusho Co., Ltd.	2,100	26,132
Inabata & Co., Ltd.	17,700	272,139
Inageya Co., Ltd.	9,700	145,784
Ines Corp.	9,500	109,627
Infocom Corp.	4,000	132,015
Infomart Corp.	15,400	200,657
Information Development Co.	1,200	18,279
Information Services International-Dentsu, Ltd.	4,300	159,918
Innotech Corp.	8,200	98,022
Insource Co., Ltd.	500	11,089
Intage Holdings, Inc.	11,600	106,114
Intelligent Wave, Inc.	3,400	21,788
Inter Action Corp.	1,700	25,939
Internet Initiative Japan, Inc. (e)	9,800	198,663
Inui Global Logistics Co., Ltd.	5,355	43,239
IR Japan Holdings, Ltd.	1,400	22,375
Iriso Electronics Co., Ltd.	5,000	262,339
Ise Chemicals Corp.	1,000	31,159
Iseki & Co., Ltd.	7,400	136,338
Ishihara Sangyo Kaisha, Ltd. (b)	12,200	187,250
Ishii Iron Works Co., Ltd.	900	14,853
Ishizuka Glass Co., Ltd.	500	11,134
Isolite Insulating Products Co., Ltd.	2,900	15,344
Istyle, Inc.	9,800	116,003
ITbook Co., Ltd. (a) (b) (d)	3,900	17,197
Itfor, Inc.	5,200	45,135
Itochu Enex Co., Ltd.	19,400	196,177
Itochu-Shokuhin Co., Ltd.	2,400	126,102

BHFTII-79

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Itoki Corp.	15,600	$90,535
Itokuro, Inc. (b)	400	24,288
IwaiCosmo Holdings, Inc.	7,900	111,680
Iwaki & Co., Ltd.	9,000	47,503
Iwasaki Electric Co., Ltd.	2,500	35,693
Iwatani Corp.	11,600	413,041
Iwatsuka Confectionery Co., Ltd.	500	21,539
J Trust Co., Ltd.	3,300	20,039
J-Oil Mills, Inc.	4,000	137,119
JAC Recruitment Co., Ltd.	1,600	36,548
Jaccs Co., Ltd.	1,500	31,696
Jafco Co., Ltd.	6,400	248,957
Jalux, Inc.	2,400	60,214
Jamco Corp.	3,400	96,228
Janome Sewing Machine Co., Ltd.	7,099	44,055
Japan Asia Investment Co., Ltd. (b)	4,900	13,838
Japan Asset Marketing Co., Ltd. (b)	29,300	32,234
Japan Aviation Electronics Industry, Ltd.	8,000	134,796
Japan Best Rescue System Co., Ltd.	2,900	31,687
Japan Display, Inc. (b) (e)	81,900	90,117
Japan Elevator Service Holdings Co., Ltd.	2,400	35,824
Japan Foundation Engineering Co., Ltd.	10,200	36,477
Japan Investment Adviser Co., Ltd.	800	30,109
Japan Lifeline Co., Ltd. (e)	10,000	211,617
Japan Material Co., Ltd.	5,400	72,404
Japan Meat Co., Ltd.	700	14,015
Japan Medical Dynamic Marketing, Inc.	3,000	33,064
Japan Oil Transportation Co., Ltd.	700	18,170
Japan Petroleum Exploration Co., Ltd.	7,000	160,130
Japan Property Management Center Co., Ltd.	2,000	23,527
Japan Pulp & Paper Co., Ltd.	3,700	155,193
Japan Securities Finance Co., Ltd.	5,400	32,365
Japan Steel Works, Ltd. (The)	13,000	316,587
Japan Transcity Corp.	12,000	54,560
Japan Wool Textile Co., Ltd. (The)	19,700	162,976
Jastec Co., Ltd.	5,100	54,044
JBCC Holdings, Inc.	7,000	90,890
JCU Corp.	6,400	153,992
Jeol, Ltd.	11,000	238,806
JIG-SAW, Inc. (b)	900	27,359
Jimoto Holdings, Inc.	67,900	111,170
JINS, Inc.	4,200	224,004
JK Holdings Co., Ltd.	5,600	40,766
JMS Co., Ltd.	7,500	42,846
Joban Kosan Co., Ltd.	1,700	27,201
Joshin Denki Co., Ltd.	7,000	206,373
JP-Holdings, Inc.	17,900	49,141
JSP Corp.	5,100	130,130
Juki Corp.	11,200	138,938
Juroku Bank, Ltd. (The)	12,200	310,407
Justsystems Corp.	9,700	224,710
JVC Kenwood Corp.	53,300	149,582
K&O Energy Group, Inc.	5,400	84,168
kabu.com Securities Co., Ltd.	47,800	161,571
Kadokawa Dwango (b)	12,508	136,779
Kaga Electronics Co., Ltd.	7,200	149,430
Kakiyasu Honten Co., Ltd.	3,800	87,780

Security Description	Shares	Value

Japan—(Continued)
Kamakura Shinsho, Ltd.	2,400	$31,472
Kameda Seika Co., Ltd.	4,100	193,078
Kamei Corp.	8,700	122,735
Kanaden Corp.	7,200	78,900
Kanagawa Chuo Kotsu Co., Ltd.	2,400	81,640
Kanamoto Co., Ltd.	8,800	312,381
Kandenko Co., Ltd.	28,600	295,251
Kanematsu Corp.	29,800	448,469
Kanematsu Electronics, Ltd.	3,900	133,000
Kanemi Co., Ltd.	100	2,671
Kansai Mirai Financial Group, Inc. (b)	23,031	215,665
Kanto Denka Kogyo Co., Ltd.	15,000	161,484
Kappa Create Co., Ltd.	3,400	40,538
Kasai Kogyo Co., Ltd.	8,600	89,938
Katakura & Co-op Agri Corp.	1,600	16,604
Katakura Industries Co., Ltd.	9,500	117,579
Kato Sangyo Co., Ltd.	7,100	239,237
Kato Works Co., Ltd.	3,800	117,196
Kawada Technologies, Inc.	1,500	90,925
Kawai Musical Instruments Manufacturing Co., Ltd.	2,600	120,556
Kawasaki Kinkai Kisen Kaisha, Ltd.	700	22,111
Kawasaki Kisen Kaisha, Ltd. (b) (e)	12,200	246,630
Kawasumi Laboratories, Inc.	4,900	29,628
Keihanshin Building Co., Ltd.	14,500	110,385
Keihin Co., Ltd./Minato-Ku Tokyo Japan	2,300	33,139
Keihin Corp.	15,600	322,409
Keiyo Bank, Ltd. (The)	44,500	374,488
Keiyo Co., Ltd.	14,400	69,713
Kenko Mayonnaise Co., Ltd.	3,200	80,152
KEY Coffee, Inc.	6,700	123,073
KFC Holdings Japan, Ltd.	4,000	69,973
KH Neochem Co., Ltd.	2,100	81,768
Ki-Star Real Estate Co., Ltd.	600	12,591
Kimoto Co., Ltd.	14,900	39,978
Kimura Chemical Plants Co., Ltd.	3,300	13,387
King Jim Co., Ltd.	5,800	51,100
Kinki Sharyo Co., Ltd. (The) (b)	1,200	27,251
Kintetsu Department Store Co., Ltd. (b)	1,900	65,975
Kintetsu World Express, Inc.	10,800	207,088
Kirindo Holdings Co., Ltd.	800	13,427
Kissei Pharmaceutical Co., Ltd.	8,100	256,759
Kita-Nippon Bank, Ltd. (The)	2,900	67,435
Kitagawa Iron Works Co., Ltd.	3,100	82,550
Kitano Construction Corp.	1,400	50,009
Kitanotatsujin Corp.	7,600	47,172
Kito Corp.	5,900	108,622
Kitz Corp.	31,200	269,707
Kiyo Bank, Ltd. (The)	25,000	400,659
KLab, Inc.	10,600	104,260
KNT-CT Holdings Co., Ltd. (b)	3,300	38,140
Koa Corp.	10,200	176,002
Koatsu Gas Kogyo Co., Ltd.	11,100	94,419
Kobe Bussan Co., Ltd.	2,400	136,450
Kobe Electric Railway Co., Ltd. (b)	500	17,692
Kobelco Eco-Solutions Co., Ltd.	1,200	20,415
Kohnan Shoji Co., Ltd.	10,400	262,742
Kohsoku Corp.	4,000	47,039

BHFTII-80

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Koike Sanso Kogyo Co., Ltd.	700	$16,439
Kojima Co., Ltd. (b) (e)	12,000	55,039
Kokusai Co., Ltd.	3,400	26,398
Kokuyo Co., Ltd.	26,100	469,788
KOMAIHALTEC, Inc.	1,800	38,690
Komatsu Seiren Co., Ltd.	10,200	95,872
Komatsu Wall Industry Co., Ltd.	2,700	52,524
KOMEDA Holdings Co., Ltd.	6,900	139,545
Komeri Co., Ltd.	12,300	287,408
Komori Corp.	18,900	235,532
Konaka Co., Ltd.	7,300	32,769
Kondotec, Inc.	7,900	79,916
Konishi Co., Ltd.	9,900	155,983
Konoike Transport Co., Ltd.	3,200	54,653
Kosaido Co., Ltd.	3,700	17,196
Koshidaka Holdings Co., Ltd.	10,000	114,711
Kotobuki Spirits Co., Ltd.	6,000	282,503
Kourakuen Holdings Corp.	2,900	42,677
Kozo Keikaku Engineering, Inc.	700	14,571
Krosaki Harima Corp.	1,900	146,512
KRS Corp.	2,200	56,480
KU Holdings Co., Ltd.	8,000	68,235
Kumagai Gumi Co., Ltd.	9,100	251,876
Kumiai Chemical Industry Co., Ltd.	21,195	159,025
Kura Corp.	3,300	214,339
Kurabo Industries, Ltd.	7,600	206,374
Kureha Corp.	5,200	389,454
Kurimoto, Ltd.	3,500	57,671
Kusuri No. Aoki Holdings Co., Ltd.	2,600	207,146
KYB Corp.	7,400	331,583
Kyodo Printing Co., Ltd.	3,000	78,231
Kyoei Steel, Ltd.	6,100	119,001
Kyokuto Boeki Kaisha, Ltd.	1,800	34,233
Kyokuto Kaihatsu Kogyo Co., Ltd.	11,400	180,595
Kyokuto Securities Co., Ltd.	7,600	96,667
Kyokuyo Co., Ltd.	3,500	104,748
KYORIN Holdings, Inc.	15,500	319,895
Kyoritsu Maintenance Co., Ltd.	5,918	250,345
Kyoritsu Printing Co., Ltd.	6,800	20,408
Kyosan Electric Manufacturing Co., Ltd.	16,000	85,084
Kyowa Electronic Instruments Co., Ltd.	8,000	31,407
Kyowa Leather Cloth Co., Ltd.	3,300	29,569
Kyushu Financial Group, Inc.	4,000	19,015
LAC Co., Ltd.	5,900	113,481
Lasertec Corp.	12,200	406,004
LEC, Inc.	8,800	228,312
Leopalace21 Corp.	82,400	459,177
Life Corp.	4,400	112,654
LIFULL Co., Ltd. (e)	17,000	94,280
Like Co., Ltd.	2,100	33,018
Linical Co., Ltd.	1,700	27,342
Link And Motivation, Inc.	8,900	110,759
Lintec Corp.	13,700	350,865
Litalico, Inc. (b)	900	21,130
Look Holdings, Inc.	2,200	25,635
Luckland Co., Ltd.	500	12,762
M&A Capital Partners Co., Ltd. (b)	1,200	72,552

Security Description	Shares	Value

Japan—(Continued)
m-up, Inc.	700	$18,201
Macnica Fuji Electronics Holdings, Inc. (e)	14,550	257,055
Maeda Corp.	37,300	492,508
Maeda Kosen Co., Ltd.	5,700	121,430
Maeda Road Construction Co., Ltd.	21,000	427,111
Maezawa Kasei Industries Co., Ltd.	5,700	61,811
Maezawa Kyuso Industries Co., Ltd.	3,900	68,369
Makino Milling Machine Co., Ltd.	8,000	341,641
Mamezou Holdings Co., Ltd.	2,200	18,636
Mamiya-Op Co., Ltd.	1,900	16,790
Mandom Corp.	8,000	254,167
Mani, Inc.	5,700	277,913
MarkLines Co., Ltd.	1,600	27,838
Mars Engineering Corp.	3,600	76,163
Marubun Corp.	8,200	59,768
Marudai Food Co., Ltd.	7,600	147,442
Marufuji Sheet Piling Co., Ltd.	1,300	30,030
Maruha Nichiro Corp.	12,000	442,426
Maruka Machinery Co., Ltd.	900	17,070
Marumae Co., Ltd.	1,000	9,584
Marusan Securities Co., Ltd.	8,700	74,050
Maruwa Co., Ltd.	3,700	246,933
Maruwa Unyu Kikan Co., Ltd.	1,100	41,112
Maruyama Manufacturing Co., Inc.	1,500	24,205
Maruzen CHI Holdings Co., Ltd. (b)	11,900	39,624
Maruzen Showa Unyu Co., Ltd.	4,600	118,455
Marvelous, Inc.	9,500	77,748
Matching Service Japan Co., Ltd.	1,200	25,158
Matsuda Sangyo Co., Ltd.	5,900	82,679
Matsui Construction Co., Ltd.	7,800	63,498
Matsuya Foods Co., Ltd.	2,500	79,754
Max Co., Ltd.	11,000	164,285
Maxvalu Nishinihon Co., Ltd.	2,400	39,344
Maxvalu Tokai Co., Ltd.	3,500	77,807
MCJ Co., Ltd.	14,000	123,337
MEC Co., Ltd.	5,800	98,362
Media Do Holdings Co., Ltd.	1,000	23,469
Medical Data Vision Co., Ltd. (b) (e)	3,800	63,845
Medical System Network Co., Ltd.	5,300	22,007
Megachips Corp. (e)	2,500	52,585
Megmilk Snow Brand Co., Ltd.	8,000	205,450
Meidensha Corp.	11,600	189,888
Meiji Shipping Co., Ltd.	8,500	31,423
Meiko Electronics Co., Ltd.	7,500	206,507
Meiko Network Japan Co., Ltd.	7,200	66,780
Meisei Industrial Co., Ltd.	13,500	107,421
Meitec Corp.	7,700	370,687
Meito Sangyo Co., Ltd.	3,000	44,833
Meiwa Corp.	8,100	35,792
Meiwa Estate Co., Ltd.	5,200	29,797
Menicon Co., Ltd.	2,700	65,858
Mercuria Investment Co., Ltd.	2,100	18,203
METAWATER Co., Ltd.	600	17,243
Michinoku Bank, Ltd. (The)	5,700	89,956
Micronics Japan Co., Ltd.	1,400	9,835
Mikuni Corp.	3,000	20,058
Milbon Co., Ltd.	7,320	335,701

BHFTII-81

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
MIMAKI ENGINEERING Co., Ltd.	1,900	$18,799
Mimasu Semiconductor Industry Co., Ltd.	6,800	108,919
Ministop Co., Ltd.	5,400	103,701
Miraca Holdings, Inc.	10,200	265,273
Miraial Co., Ltd.	2,900	28,994
Mirait Holdings Corp. (e)	22,200	382,404
Miroku Jyoho Service Co., Ltd.	5,900	132,188
Misawa Homes Co., Ltd.	6,700	52,373
Mitani Corp.	6,900	329,298
Mitani Sekisan Co., Ltd.	4,100	106,745
Mito Securities Co., Ltd.	24,000	82,185
Mitsuba Corp.	12,300	114,564
Mitsubishi Logisnext Co., Ltd.	8,000	104,339
Mitsubishi Paper Mills, Ltd.	12,000	70,561
Mitsubishi Pencil Co., Ltd.	6,400	117,722
Mitsubishi Research Institute, Inc.	2,000	76,900
Mitsubishi Shokuhin Co., Ltd.	4,800	128,191
Mitsubishi Steel Manufacturing Co., Ltd.	5,900	113,093
Mitsuboshi Belting, Ltd.	8,500	224,475
Mitsui Engineering & Shipbuilding Co., Ltd. (b)	30,000	538,747
Mitsui High-Tec, Inc.	9,500	133,564
Mitsui Matsushima Co., Ltd.	5,200	86,324
Mitsui Mining & Smelting Co., Ltd.	1,100	31,849
Mitsui Sugar Co., Ltd.	6,100	175,031
Mitsui-Soko Holdings Co., Ltd. (b)	7,400	135,041
Mitsumura Printing Co., Ltd.	500	10,443
Mitsuuroko Group Holdings Co., Ltd.	12,900	94,698
Miyaji Engineering Group, Inc.	1,800	46,948
Miyazaki Bank, Ltd. (The)	6,000	175,875
Miyoshi Oil & Fat Co., Ltd.	2,800	32,704
Mizuno Corp.	6,600	166,041
Mochida Pharmaceutical Co., Ltd.	3,500	289,296
Modec, Inc.	3,000	98,111
Monex Group, Inc. (e)	65,600	315,299
Money Partners Group Co., Ltd.	7,100	24,807
Monogatari Corp. (The)	1,700	166,551
MORESCO Corp.	2,500	37,473
Morinaga Milk Industry Co., Ltd.	10,400	282,285
Morita Holdings Corp.	11,200	253,526
Morozoff, Ltd.	900	48,241
Mory Industries, Inc.	2,800	76,646
Mr. Max Holdings, Ltd.	10,500	56,653
MTI, Ltd.	9,200	51,284
Mugen Estate Co., Ltd.	400	2,422
Murakami Corp.	3,000	74,193
Musashi Seimitsu Industry Co., Ltd.	15,800	257,735
Musashino Bank, Ltd. (The)	11,200	323,306
Mutoh Holdings Co., Ltd.	900	18,630
Mynet, Inc. (b)	1,000	10,643
N Field Co., Ltd.	1,300	22,276
NAC Co., Ltd.	3,600	36,189
Nachi-Fujikoshi Corp.	6,000	295,274
Nafco Co., Ltd.	1,400	22,495
Nagaileben Co., Ltd.	4,600	109,976
Nagano Bank, Ltd. (The)	3,500	53,481
Nagano Keiki Co., Ltd.	4,200	44,042
Nagase & Co., Ltd.	10,300	180,933

Security Description	Shares	Value

Japan—(Continued)
Nagatanien Holdings Co., Ltd.	4,000	$108,788
Nagawa Co., Ltd.	2,800	132,796
Nakabayashi Co., Ltd.	5,500	32,535
Nakamura Choukou Co., Ltd. (b) (e)	500	8,312
Nakamuraya Co., Ltd.	1,600	68,227
Nakanishi, Inc.	12,300	255,908
Nakano Corp.	4,000	24,611
Nakayama Steel Works, Ltd.	6,300	40,420
Nakayamafuku Co., Ltd.	2,000	12,516
Namura Shipbuilding Co., Ltd.	18,956	99,095
Nanto Bank, Ltd. (The)	9,200	233,395
Narasaki Sangyo Co., Ltd.	800	14,171
Natori Co., Ltd.	2,600	43,289
NDS Co., Ltd. (b)	2,200	134,872
NEC Capital Solutions, Ltd.	3,800	64,584
NEC Networks & System Integration Corp.	7,800	180,782
NET One Systems Co., Ltd.	22,500	540,379
Neturen Co., Ltd.	9,800	100,249
New Japan Chemical Co., Ltd. (b)	9,900	19,870
Nextage Co., Ltd.	5,900	44,862
Nexyz Group Corp.	1,300	23,767
Nice Holdings, Inc.	3,100	36,617
Nichi-iko Pharmaceutical Co., Ltd.	13,200	196,104
Nichia Steel Works, Ltd.	13,000	39,938
Nichias Corp.	16,500	429,216
Nichiban Co., Ltd.	4,000	96,202
Nichicon Corp.	20,100	197,827
Nichiden Corp.	5,200	91,633
Nichiha Corp.	9,000	237,967
NichiiGakkan Co., Ltd.	11,800	99,904
Nichimo Co., Ltd.	1,600	23,911
Nichireki Co., Ltd.	9,000	97,400
Nihon Chouzai Co., Ltd.	1,660	52,137
Nihon Dempa Kogyo Co., Ltd. (b)	7,600	34,115
Nihon Eslead Corp.	2,700	37,901
Nihon Flush Co., Ltd.	400	8,398
Nihon House Holdings Co., Ltd.	15,000	84,357
Nihon Kagaku Sangyo Co., Ltd.	3,000	37,131
Nihon Nohyaku Co., Ltd. (e)	14,000	98,481
Nihon Parkerizing Co., Ltd.	24,800	335,245
Nihon Plast Co., Ltd.	2,500	23,067
Nihon Tokushu Toryo Co., Ltd.	2,200	51,044
Nihon Yamamura Glass Co., Ltd.	3,800	61,409
Nikkato Corp.	300	3,365
Nikkiso Co., Ltd.	18,600	243,226
Nikko Co., Ltd.	1,800	38,752
Nikkon Holdings Co., Ltd.	22,600	585,957
Nippon Air Conditioning Services Co., Ltd.	9,600	71,146
Nippon Beet Sugar Manufacturing Co., Ltd.	4,500	82,423
Nippon Carbide Industries Co., Inc.	2,300	36,889
Nippon Carbon Co., Ltd.	1,700	117,745
Nippon Ceramic Co., Ltd.	5,200	138,472
Nippon Chemi-Con Corp.	5,900	165,190
Nippon Chemical Industrial Co., Ltd.	3,000	99,407
Nippon Chemiphar Co., Ltd.	800	32,760
Nippon Coke & Engineering Co., Ltd.	71,000	71,243
Nippon Commercial Development Co., Ltd.	1,400	22,539

BHFTII-82

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nippon Computer Dynamics Co., Ltd.	1,700	$17,865
Nippon Concrete Industries Co., Ltd.	14,000	43,895
Nippon Denko Co., Ltd.	43,865	114,197
Nippon Densetsu Kogyo Co., Ltd.	12,500	261,055
Nippon Felt Co., Ltd.	8,600	39,016
Nippon Filcon Co., Ltd.	5,200	28,051
Nippon Fine Chemical Co., Ltd.	4,300	51,627
Nippon Flour Mills Co., Ltd.	22,500	396,637
Nippon Gas Co., Ltd.	5,000	249,541
Nippon Hume Corp.	8,200	76,398
Nippon Kanzai Co., Ltd.	4,800	90,789
Nippon Kinzoku Co., Ltd.	1,900	29,003
Nippon Kodoshi Corp. (e)	1,600	40,317
Nippon Koei Co., Ltd.	5,000	134,012
Nippon Koshuha Steel Co., Ltd.	3,100	21,093
Nippon Light Metal Holdings Co., Ltd.	198,000	441,752
Nippon Paper Industries Co., Ltd.	18,500	340,454
Nippon Parking Development Co., Ltd.	65,100	101,413
Nippon Pillar Packing Co., Ltd.	6,500	93,188
Nippon Piston Ring Co., Ltd.	3,200	67,293
Nippon Rietec Co., Ltd.	5,800	76,672
Nippon Road Co., Ltd. (The)	2,700	156,127
Nippon Seiki Co., Ltd.	15,000	284,415
Nippon Seisen Co., Ltd.	1,200	44,384
Nippon Sharyo, Ltd. (b)	2,600	71,641
Nippon Sheet Glass Co., Ltd.	33,000	359,411
Nippon Signal Co., Ltd.	18,700	191,292
Nippon Soda Co., Ltd.	9,200	282,983
Nippon Steel & Sumikin Bussan Corp.	5,196	260,711
Nippon Suisan Kaisha, Ltd.	80,500	524,114
Nippon Systemware Co., Ltd.	1,300	23,797
Nippon Thompson Co., Ltd.	23,200	154,222
Nippon Valqua Industries, Ltd.	6,000	168,299
Nippon Yakin Kogyo Co., Ltd.	54,000	156,887
Nipro Corp.	23,800	325,087
Nishi-Nippon Financial Holdings, Inc.	20,000	231,349
Nishi-Nippon Railroad Co., Ltd.	12,200	330,169
Nishikawa Rubber Co., Ltd.	1,200	22,006
Nishimatsu Construction Co., Ltd.	19,400	491,040
Nishimatsuya Chain Co., Ltd.	8,800	88,116
Nishio Rent All Co., Ltd.	4,400	146,875
Nissan Shatai Co., Ltd.	1,300	11,730
Nissan Tokyo Sales Holdings Co., Ltd.	11,000	34,956
Nissei ASB Machine Co., Ltd.	2,100	87,874
Nissei Build Kogyo Co., Ltd. (a) (b) (d)	9,000	86,816
Nissei Corp.	3,700	39,402
Nissei Plastic Industrial Co., Ltd.	6,000	61,667
Nissha Co., Ltd.	7,200	140,523
Nisshin Fudosan Co.	12,300	64,205
Nisshin Oillio Group, Ltd. (The)	10,200	299,070
Nisshin Steel Co., Ltd.	6,196	92,919
Nisshinbo Holdings, Inc.	46,120	549,338
Nissin Corp.	6,000	139,987
Nissin Electric Co., Ltd.	14,800	134,710
Nissin Kogyo Co., Ltd.	15,200	255,756
Nissui Pharmaceutical Co., Ltd.	5,100	60,824
Nitta Corp.	6,800	259,200

Security Description	Shares	Value

Japan—(Continued)
Nitta Gelatin, Inc.	4,500	$33,340
Nittan Valve Co., Ltd.	6,300	20,434
Nittetsu Mining Co., Ltd.	2,200	105,548
Nitto Boseki Co., Ltd.	9,800	229,163
Nitto FC Co., Ltd.	4,500	30,359
Nitto Fuji Flour Milling Co., Ltd.	400	19,080
Nitto Kogyo Corp.	9,000	166,413
Nitto Kohki Co., Ltd.	4,100	95,188
Nitto Seiko Co., Ltd.	12,500	81,494
Nittoc Construction Co., Ltd.	11,050	71,738
Nittoku Engineering Co., Ltd.	5,200	155,368
NJS Co., Ltd.	3,300	51,857
Noevir Holdings Co., Ltd.	1,500	81,735
NOF Corp.	7,900	266,635
Nohmi Bosai, Ltd.	7,000	156,196
Nojima Corp.	4,200	92,002
Nomura Co., Ltd.	12,000	247,762
Noritake Co., Ltd.	4,200	265,092
Noritsu Koki Co., Ltd.	4,000	111,207
Noritz Corp.	11,400	180,793
North Pacific Bank, Ltd.	122,400	414,730
NS Tool Co., Ltd.	800	20,750
NS United Kaiun Kaisha, Ltd.	4,100	94,495
NSD Co., Ltd.	10,670	236,980
Nuflare Technology, Inc.	800	41,479
OAK Capital Corp.	15,500	26,538
Oat Agrio Co., Ltd.	200	4,940
Obara Group, Inc.	3,500	168,847
Odelic Co., Ltd.	1,000	37,361
Oenon Holdings, Inc.	21,000	75,592
Ogaki Kyoritsu Bank, Ltd. (The)	12,500	319,994
Ohashi Technica, Inc.	4,600	66,603
Ohsho Food Service Corp.	3,600	250,799
Oiles Corp.	8,000	172,352
Oita Bank, Ltd. (The)	5,700	207,433
Okabe Co., Ltd.	14,000	137,163
Okada Aiyon Corp.	1,900	31,134
Okamoto Industries, Inc.	3,200	174,891
Okamoto Machine Tool Works, Ltd.	1,400	48,259
Okamura Corp.	21,800	291,624
Okasan Securities Group, Inc.	29,000	149,307
Okaya Electric Industries Co., Ltd.	5,800	27,674
Oki Electric Industry Co., Ltd.	22,700	298,337
Okinawa Cellular Telephone Co.	4,400	159,173
Okinawa Electric Power Co., Inc. (The)	16,883	355,893
OKK Corp.	3,100	31,490
OKUMA Corp. (e)	7,200	400,049
Okumura Corp.	11,400	357,679
Okura Industrial Co., Ltd.	3,000	60,860
Okuwa Co., Ltd.	10,000	101,819
Olympic Group Corp. (e)	4,900	44,422
ONO Sokki Co., Ltd.	4,200	31,789
Onoken Co., Ltd.	6,500	104,304
Onward Holdings Co., Ltd.	49,000	328,223
Ootoya Holdings Co., Ltd.	600	11,855
Open Door, Inc. (b)	1,300	38,202
Optex Group Co., Ltd.	9,400	185,172

BHFTII-83

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Organo Corp.	2,800	$78,009
Origin Electric Co., Ltd.	3,400	53,039
Oro Co., Ltd.	100	5,432
Osaka Organic Chemical Industry, Ltd.	5,900	75,670
Osaka Soda Co., Ltd. (e)	5,000	132,675
Osaka Steel Co., Ltd.	5,900	114,220
OSAKA Titanium Technologies Co., Ltd.	4,100	65,742
Osaki Electric Co., Ltd.	11,000	84,825
OSG Corp.	14,800	336,963
OSJB Holdings Corp.	7,600	20,598
Otsuka Kagu, Ltd. (e)	5,500	14,038
OUG Holdings, Inc.	700	17,099
Outsourcing, Inc. (e)	15,500	227,221
Oyo Corp.	7,400	99,533
Pacific Industrial Co., Ltd.	16,700	276,129
Pacific Metals Co., Ltd. (e)	6,100	226,880
Pack Corp. (The)	4,600	170,233
Pal Group Holdings Co., Ltd.	3,800	95,514
Paltac Corp.	1,950	106,590
Paramount Bed Holdings Co., Ltd.	6,000	295,776
Parco Co., Ltd.	8,100	90,548
Paris Miki Holdings, Inc.	10,600	45,246
Pasco Corp. (b)	1,200	14,653
Pasona Group, Inc.	6,200	91,942
PC Depot Corp.	1,900	9,259
PCI Holdings, Inc.	900	23,546
Penta-Ocean Construction Co., Ltd.	90,500	603,058
Pepper Food Service Co., Ltd. (e)	2,700	95,406
Phil Co., Inc. (b)	500	22,222
PIA Corp.	700	36,224
Pilot Corp.	4,900	294,537
Piolax, Inc.	10,500	233,045
Pioneer Corp. (b) (e)	117,700	120,163
Plenus Co., Ltd. (e)	7,800	127,151
Poletowin Pitcrew Holdings, Inc.	2,900	77,227
Press Kogyo Co., Ltd.	37,000	195,258
Pressance Corp.	10,400	132,991
Prestige International, Inc.	13,400	160,554
Prima Meat Packers, Ltd.	9,600	226,512
Pro-Ship, Inc.	700	16,953
Pronexus, Inc.	6,700	71,373
Proto Corp.	4,400	62,075
PS Mitsubishi Construction Co., Ltd.	8,800	45,531
Punch Industry Co., Ltd.	2,700	18,730
Qol Co., Ltd.	3,400	74,436
Quick Co., Ltd.	1,600	30,083
Raccoon Co., Ltd.	2,300	12,325
Raito Kogyo Co., Ltd.	16,900	241,530
Rakus Co., Ltd.	2,900	62,346
Rasa Industries, Ltd.	2,600	54,734
Raysum Co., Ltd.	3,000	42,206
RECOMM Co., Ltd.	14,500	32,915
Remixpoint, Inc.	6,300	54,303
Renaissance, Inc.	2,800	58,133
RENOVA, Inc. (b)	4,800	59,691
Renown, Inc. (b)	29,200	32,641
Resort Solution Co., Ltd.	400	15,791

Security Description	Shares	Value

Japan—(Continued)
Resorttrust, Inc. (e)	11,700	$192,923
Retail Partners Co., Ltd.	1,300	17,025
Rheon Automatic Machinery Co., Ltd.	5,000	89,547
Rhythm Watch Co., Ltd.	2,500	47,548
Riberesute Corp.	4,300	36,218
Ricoh Leasing Co., Ltd.	5,600	184,603
Ride On Express Holdings Co., Ltd.	600	8,533
Right On Co., Ltd.	5,900	55,598
Riken Corp.	3,500	194,981
Riken Keiki Co., Ltd.	6,000	129,607
Riken Technos Corp.	15,000	79,887
Riken Vitamin Co., Ltd.	2,700	93,623
Ringer Hut Co., Ltd. (e)	4,200	88,931
Rion Co., Ltd.	2,200	48,801
Riso Kagaku Corp.	9,458	228,467
Riso Kyoiku Co., Ltd.	11,590	94,062
Rock Field Co., Ltd.	6,600	109,259
Rokko Butter Co., Ltd.	3,600	82,089
Roland DG Corp.	3,000	72,542
Rorze Corp.	1,900	39,094
Round One Corp.	22,000	291,395
Royal Holdings Co., Ltd.	8,300	216,556
Rozetta Corp. (b)	200	3,860
RS Technologies Co., Ltd.	700	33,603
Ryobi, Ltd.	9,400	369,209
Ryoden Corp.	4,500	68,152
Ryosan Co., Ltd.	10,800	392,629
Ryoyo Electro Corp.	7,800	120,481
S Foods, Inc.	4,100	176,486
S&B Foods, Inc.	600	45,838
S-Pool, Inc.	700	12,208
Sac’s Bar Holdings, Inc.	6,850	57,038
Sagami Rubber Industries Co., Ltd.	1,000	22,700
Saibu Gas Co., Ltd.	12,200	289,942
Saizeriya Co., Ltd.	9,200	179,744
Sakai Chemical Industry Co., Ltd.	6,000	148,011
Sakai Heavy Industries, Ltd.	1,400	46,114
Sakai Moving Service Co., Ltd.	2,600	147,751
Sakai Ovex Co., Ltd.	1,600	34,286
Sakata INX Corp.	11,800	149,643
Sakura Internet, Inc.	4,400	27,958
Sala Corp.	12,900	79,936
SAMTY Co., Ltd.	2,600	37,789
San Holdings, Inc.	1,400	34,683
San ju San Financial Group, Inc.	7,870	166,541
San-A Co., Ltd.	5,700	254,844
San-Ai Oil Co., Ltd.	20,000	244,503
San-In Godo Bank, Ltd. (The)	59,000	518,212
Sanden Holdings Corp. (b)	8,400	115,323
Sanei Architecture Planning Co., Ltd.	3,500	54,090
Sangetsu Corp.	17,200	337,623
Sanix, Inc. (b)	7,800	18,251
Sanken Electric Co., Ltd.	7,400	193,815
Sanki Engineering Co., Ltd.	17,900	192,187
Sanko Metal Industrial Co., Ltd.	1,000	30,938
Sankyo Frontier Co., Ltd.	1,000	32,114
Sankyo Seiko Co., Ltd.	13,400	56,949

BHFTII-84

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sankyo Tateyama, Inc.	9,600	$121,692
Sanoh Industrial Co., Ltd.	10,100	70,932
Sanshin Electronics Co., Ltd.	8,500	152,830
Sanyo Chemical Industries, Ltd.	4,200	214,066
Sanyo Denki Co., Ltd.	1,800	86,073
Sanyo Electric Railway Co., Ltd.	4,000	88,292
Sanyo Housing Nagoya Co., Ltd.	3,000	29,680
Sanyo Industries, Ltd.	1,300	24,843
Sanyo Shokai, Ltd.	5,100	99,564
Sanyo Special Steel Co., Ltd.	8,600	209,885
Sapporo Holdings, Ltd.	13,200	274,319
Sata Construction Co., Ltd.	2,600	9,975
Sato Holdings Corp.	6,900	228,635
Sato Shoji Corp.	6,500	70,717
Satori Electric Co., Ltd.	5,500	49,335
Sawada Holdings Co., Ltd.	10,300	99,809
Sawai Pharmaceutical Co., Ltd. (e)	8,600	463,867
Saxa Holdings, Inc.	2,400	47,779
SBS Holdings, Inc.	6,900	97,484
Scala, Inc.	2,300	24,072
Scroll Corp.	13,100	80,166
Secom Joshinetsu Co., Ltd.	900	27,088
Seed Co., Ltd.	1,700	30,353
Seibu Electric Industry Co., Ltd. (b)	2,400	90,602
Seika Corp.	4,200	74,201
Seikagaku Corp.	700	10,654
Seikitokyu Kogyo Co., Ltd. (b)	12,500	77,789
Seiko Holdings Corp.	8,800	247,800
Seiren Co., Ltd.	19,100	323,753
Sekisui Jushi Corp.	10,200	193,490
Sekisui Plastics Co., Ltd.	10,300	100,104
Senko Group Holdings Co., Ltd.	31,000	257,938
Senshu Electric Co., Ltd.	2,400	66,324
Senshu Ikeda Holdings, Inc.	84,000	281,669
Senshukai Co., Ltd. (b)	11,000	41,849
SFP Holdings Co., Ltd.	700	11,157
Shibaura Electronics Co., Ltd.	2,800	130,810
Shibaura Mechatronics Corp.	900	30,940
Shibusawa Warehouse Co., Ltd. (The)	4,200	65,735
Shibuya Corp.	4,800	178,904
Shidax Corp.	9,600	32,023
SHIFT, Inc. (b)	1,300	58,023
Shiga Bank, Ltd. (The) (e)	17,800	458,064
Shikibo, Ltd.	4,700	55,379
Shikoku Bank, Ltd. (The)	14,000	170,943
Shikoku Chemicals Corp.	13,000	180,465
Shima Seiki Manufacturing, Ltd.	4,600	203,226
Shimachu Co., Ltd.	19,600	631,341
Shimane Bank, Ltd. (The)	2,500	26,867
Shimizu Bank, Ltd. (The)	3,400	63,983
Shimojima Co., Ltd.	6,300	62,713
Shin Nippon Air Technologies Co., Ltd.	4,600	68,749
Shin Nippon Biomedical Laboratories, Ltd. (b)	2,500	13,665
Shin-Etsu Polymer Co., Ltd.	16,900	138,807
Shin-Keisei Electric Railway Co., Ltd.	2,900	58,248
Shinagawa Refractories Co., Ltd.	2,000	89,348
Shindengen Electric Manufacturing Co., Ltd.	2,800	133,851

Security Description	Shares	Value

Japan—(Continued)
Shinkawa, Ltd. (b)	5,300	$27,261
Shinko Electric Industries Co., Ltd.	27,600	232,212
Shinko Plantech Co., Ltd.	16,100	167,495
Shinko Shoji Co., Ltd.	7,700	112,376
Shinko Wire Co., Ltd.	1,200	14,659
Shinmaywa Industries, Ltd.	34,000	460,813
Shinnihon Corp.	10,200	111,163
Shinoken Group Co., Ltd. (e)	4,900	51,921
Shinsho Corp.	1,400	39,191
Shinwa Co., Ltd.	3,900	75,217
Ship Healthcare Holdings, Inc.	12,000	463,989
Shizuki Electric Co., Inc.	8,000	55,955
Shizuoka Gas Co., Ltd.	21,300	188,815
Shobunsha Publications, Inc.	4,800	28,263
Shoei Co., Ltd.	2,600	112,253
Shoei Foods Corp.	3,400	125,523
Shofu, Inc.	3,900	47,061
Shoko Co., Ltd. (b)	1,900	16,105
Showa Aircraft Industry Co., Ltd.	4,000	45,766
Showa Corp.	17,600	269,405
Showa Sangyo Co., Ltd.	6,600	170,091
SIGMAXYZ, Inc.	1,200	13,796
Siix Corp.	9,600	167,155
Sinanen Holdings Co., Ltd.	2,900	74,407
Sinfonia Technology Co., Ltd.	8,400	125,264
Sinko Industries, Ltd.	6,400	106,194
Sintokogio, Ltd.	16,800	169,934
SKY Perfect JSAT Holdings, Inc.	29,800	143,755
SMK Corp.	2,300	62,967
SMS Co., Ltd.	14,600	290,526
SNT Corp.	15,600	69,211
Soda Nikka Co., Ltd.	7,000	42,508
Sodick Co., Ltd.	16,800	152,627
Soft99 Corp.	5,100	48,648
Softbank Technology Corp.	3,200	78,038
Softbrain Co., Ltd.	3,500	15,032
Softcreate Holdings Corp.	700	10,671
Software Service, Inc.	1,200	112,426
Sogo Medical Co., Ltd. (a) (b) (d)	4,800	105,879
Solasto Corp.	8,400	109,251
Soliton Systems KK	600	5,567
Sotoh Co., Ltd.	3,100	27,584
Sourcenext Corp.	5,900	61,390
Space Co., Ltd.	5,060	63,278
Sparx Group Co., Ltd.	35,900	93,767
SPK Corp.	1,700	38,275
SRA Holdings	3,100	94,958
Srg Takamiya Co., Ltd.	5,200	30,924
ST Corp.	600	11,134
St. Marc Holdings Co., Ltd.	5,100	119,047
Star Mica Co., Ltd.	2,400	37,365
Star Micronics Co., Ltd.	4,400	78,253
Starts Corp., Inc.	5,800	128,000
Starzen Co., Ltd.	2,500	107,700
Stella Chemifa Corp.	3,600	130,941
Step Co., Ltd.	4,100	55,212
Strike Co., Ltd.	1,300	43,959

BHFTII-85

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Studio Alice Co., Ltd.	2,900	$59,911
Subaru Enterprise Co., Ltd.	100	5,228
Sugimoto & Co., Ltd.	3,800	67,565
Sumida Corp.	6,300	81,615
Suminoe Textile Co., Ltd.	2,300	65,787
Sumitomo Densetsu Co., Ltd.	5,400	88,792
Sumitomo Mitsui Construction Co., Ltd.	52,060	349,533
Sumitomo Osaka Cement Co., Ltd. (e)	12,500	518,160
Sumitomo Precision Products Co., Ltd.	1,200	42,594
Sumitomo Riko Co., Ltd.	15,300	154,628
Sumitomo Seika Chemicals Co., Ltd.	3,200	179,674
Sumitomo Warehouse Co., Ltd. (The)	26,500	351,546
Sun Frontier Fudousan Co., Ltd.	7,600	86,971
Sun-Wa Technos Corp.	3,900	47,996
Suncall Corp.	8,300	57,645
SWCC Showa Holdings Co., Ltd.	7,600	53,644
Systena Corp.	20,000	273,437
Syuppin Co., Ltd.	2,600	31,502
T Hasegawa Co., Ltd.	8,400	173,910
T RAD Co., Ltd.	2,900	79,644
T&K Toka Co., Ltd.	8,600	89,250
T-Gaia Corp.	6,500	169,591
Tachi-S Co., Ltd.	10,300	154,143
Tachibana Eletech Co., Ltd.	5,640	96,707
Tadano, Ltd.	22,800	265,067
Taihei Dengyo Kaisha, Ltd.	6,000	158,976
Taiheiyo Kouhatsu, Inc.	2,100	19,071
Taiho Kogyo Co., Ltd.	6,400	75,212
Taikisha, Ltd.	9,100	296,742
Taiko Bank, Ltd. (The)	3,100	61,207
Taisei Lamick Co., Ltd.	2,200	62,120
Taiyo Holdings Co., Ltd.	5,300	203,975
Takachiho Koheki Co., Ltd.	400	3,641
Takamatsu Construction Group Co., Ltd.	5,400	150,678
Takano Co., Ltd.	4,600	40,609
Takaoka Toko Co., Ltd.	4,365	68,801
Takara Holdings, Inc.	15,300	224,773
Takara Leben Co., Ltd.	28,600	86,348
Takara Printing Co., Ltd.	1,300	22,242
Takara Standard Co., Ltd.	14,400	252,073
Takasago International Corp.	5,400	197,736
Takasago Thermal Engineering Co., Ltd.	16,800	303,993
Takashima & Co., Ltd.	2,500	46,176
Take And Give Needs Co., Ltd.	4,010	82,221
Takeei Corp.	8,200	60,077
Takeuchi Manufacturing Co., Ltd.	10,000	269,742
Takihyo Co., Ltd.	2,000	37,757
Takisawa Machine Tool Co., Ltd.	2,200	34,238
Takuma Co., Ltd.	25,000	330,804
Tama Home Co., Ltd.	5,900	58,337
Tamron Co., Ltd.	6,000	127,820
Tamura Corp.	26,000	162,743
Tanseisha Co., Ltd.	11,750	123,064
Tateru, Inc. (e)	3,600	23,380
Tatsuta Electric Wire and Cable Co., Ltd.	17,000	94,876
Tayca Corp.	6,000	142,676
Tazmo Co., Ltd.	900	9,441

Security Description	Shares	Value

Japan—(Continued)
TBK Co., Ltd.	8,000	$35,702
Teac Corp. (b) (e)	4,000	12,242
TechMatrix Corp.	2,900	57,712
TECHNO ASSOCIE Co., Ltd.	300	3,298
Techno Medica Co., Ltd.	2,400	44,570
Techno Ryowa, Ltd.	4,800	38,267
TechnoPro Holdings, Inc.	6,700	415,833
Tecnos Japan, Inc.	2,000	18,447
Teikoku Electric Manufacturing Co., Ltd.	6,800	101,899
Teikoku Sen-I Co., Ltd.	6,900	182,420
Teikoku Tsushin Kogyo Co., Ltd.	3,000	34,389
Tenma Corp.	6,200	110,495
Tenpos Holdings Co., Ltd.	700	13,375
Teraoka Seisakusho Co., Ltd.	200	1,240
Tigers Polymer Corp.	2,200	15,002
TKC Corp.	6,700	280,184
Toa Corp.	9,600	112,117
Toa Corp.	5,800	127,583
Toa Oil Co., Ltd.	3,200	75,767
TOA ROAD Corp.	1,800	60,445
Toabo Corp.	3,400	16,788
Toagosei Co., Ltd.	37,000	426,898
Tobishima Corp.	5,560	93,951
TOC Co., Ltd.	15,800	112,100
Tocalo Co., Ltd.	19,200	197,785
Tochigi Bank, Ltd. (The)	38,200	127,786
Toda Corp.	4,600	33,197
Toda Kogyo Corp.	1,100	28,990
Toei Animation Co., Ltd.	4,300	133,598
Toei Co., Ltd.	2,500	300,781
Toell Co., Ltd.	1,400	12,654
Toenec Corp.	3,200	90,978
Toho Bank, Ltd. (The)	83,000	307,530
Toho Co., Ltd.	2,700	54,055
Toho Holdings Co., Ltd. (e)	19,600	520,152
Toho Titanium Co., Ltd.	4,500	54,177
Toho Zinc Co., Ltd.	5,000	198,456
Tohoku Bank, Ltd. (The)	4,700	56,284
Tohokushinsha Film Corp.	4,800	27,882
Tohto Suisan Co., Ltd.	1,400	29,204
Tokai Corp.	7,800	179,582
TOKAI Holdings Corp.	23,700	237,785
Tokai Lease Co., Ltd.	1,600	28,586
Tokai Rika Co., Ltd.	8,800	188,636
Tokai Tokyo Financial Holdings, Inc.	45,600	262,536
Token Corp.	2,460	161,293
Tokushu Tokai Paper Co., Ltd.	3,300	138,700
Tokuyama Corp.	12,600	347,467
Tokyo Base Co., Ltd. (b)	2,200	12,479
Tokyo Dome Corp.	31,000	271,437
Tokyo Electron Device, Ltd.	2,400	40,915
Tokyo Energy & Systems, Inc.	8,000	80,547
Tokyo Individualized Educational Institute, Inc.	1,400	18,423
Tokyo Keiki, Inc.	4,200	44,698
Tokyo Ohka Kogyo Co., Ltd.	13,100	388,302
Tokyo Rakutenchi Co., Ltd.	1,300	59,495
Tokyo Rope Manufacturing Co., Ltd.	4,600	60,172

BHFTII-86

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Tokyo Sangyo Co., Ltd.	12,000	$86,511
Tokyo Seimitsu Co., Ltd.	13,800	358,515
Tokyo Steel Manufacturing Co., Ltd.	36,800	269,307
Tokyo Tekko Co., Ltd.	3,400	54,521
Tokyo Theatres Co., Inc.	2,900	34,968
Tokyo TY Financial Group, Inc.	9,724	206,725
Tokyotokeiba Co., Ltd.	3,100	119,302
Tokyu Construction Co., Ltd.	2,900	27,998
Tokyu Recreation Co., Ltd.	1,200	53,020
Toli Corp.	20,000	64,085
Tomato Bank, Ltd.	4,200	54,583
Tomen Devices Corp.	1,500	36,793
Tomoe Corp.	12,500	54,138
Tomoe Engineering Co., Ltd.	2,100	42,736
Tomoegawa Co., Ltd.	2,400	31,307
Tomoku Co., Ltd.	5,400	100,242
TOMONY Holdings, Inc.	56,900	242,871
Tomy Co., Ltd.	22,400	230,456
Tonami Holdings Co., Ltd.	2,200	140,372
Topcon Corp.	19,200	350,556
Toppan Forms Co., Ltd.	19,800	190,156
Topre Corp.	11,900	300,865
Topy Industries, Ltd.	6,800	200,183
Toridolll Holdings Corp. (e)	6,900	150,147
Torigoe Co., Ltd. (The)	7,100	64,027
Torii Pharmaceutical Co., Ltd.	3,600	86,672
Torikizoku Co., Ltd.	900	18,812
Torishima Pump Manufacturing Co., Ltd.	7,700	74,476
Tosei Corp.	13,200	136,501
Toshiba Machine Co., Ltd.	8,400	187,915
Toshiba Plant Systems & Services Corp.	11,500	245,785
Toshiba TEC Corp.	3,600	104,888
Tosho Co., Ltd.	4,800	194,463
Tosho Printing Co., Ltd.	7,000	49,207
Totetsu Kogyo Co., Ltd.	8,400	215,946
Tottori Bank, Ltd. (The)	3,700	54,127
Toukei Computer Co., Ltd.	1,400	40,845
Tow Co., Ltd.	3,600	26,841
Towa Bank, Ltd. (The)	11,500	106,901
Towa Corp.	8,000	76,139
Towa Pharmaceutical Co., Ltd.	2,800	207,457
Toyo Construction Co., Ltd.	25,499	103,904
Toyo Corp.	9,600	78,345
Toyo Denki Seizo KK	3,200	50,048
Toyo Engineering Corp. (b) (e)	7,600	60,629
Toyo Ink SC Holdings Co., Ltd.	15,200	408,561
Toyo Kanetsu KK	3,800	95,621
Toyo Machinery & Metal Co., Ltd.	6,000	40,458
Toyo Securities Co., Ltd.	23,000	54,263
Toyo Sugar Refining Co., Ltd.	900	9,746
Toyo Tanso Co., Ltd.	4,600	136,429
Toyo Tire & Rubber Co., Ltd.	12,100	218,055
Toyo Wharf & Warehouse Co., Ltd.	2,500	37,958
Toyobo Co., Ltd.	33,200	563,482
TPR Co., Ltd.	7,300	193,108
Trancom Co., Ltd.	2,300	168,212
Transaction Co., Ltd.	1,400	9,661

Security Description	Shares	Value

Japan—(Continued)
Tri Chemical Laboratories, Inc.	1,000	$41,672
Trusco Nakayama Corp.	12,600	348,642
Trust Tech, Inc.	3,000	116,686
TSI Holdings Co., Ltd.	28,205	205,585
Tsubaki Nakashima Co., Ltd.	3,700	76,257
Tsubakimoto Chain Co.	9,000	416,635
Tsubakimoto Kogyo Co., Ltd.	1,600	48,539
Tsudakoma Corp. (b)	1,600	31,314
Tsugami Corp.	17,000	168,311
Tsukada Global Holdings, Inc.	7,200	41,178
Tsukamoto Corp. Co., Ltd.	2,100	23,137
Tsukishima Kikai Co., Ltd.	8,600	118,829
Tsukuba Bank, Ltd.	34,500	83,497
Tsukui Corp.	18,800	184,429
Tsurumi Manufacturing Co., Ltd.	6,100	100,676
Tsutsumi Jewelry Co., Ltd.	3,200	61,776
TTK Co., Ltd. (b)	4,000	32,398
TV Asahi Holdings Corp.	600	11,522
TV Tokyo Holdings Corp.	3,700	91,677
TYK Corp.	6,000	26,145
U-Shin, Ltd. (b)	8,400	57,518
UACJ Corp.	10,685	255,933
Uchida Yoko Co., Ltd.	4,200	114,218
Ueki Corp.	1,100	25,861
UKC Holdings Corp.	5,000	115,276
Ulvac, Inc.	6,700	251,482
UMC Electronics Co., Ltd.	700	13,575
Umenohana Co., Ltd.	600	14,316
Uniden Holdings Corp.	2,500	63,811
Union Tool Co.	3,400	127,170
Unipres Corp.	13,900	270,304
United Arrows, Ltd.	6,000	255,258
United Super Markets Holdings, Inc.	20,700	257,601
UNITED, Inc.	2,200	54,462
Unitika, Ltd. (b)	15,600	99,428
Unizo Holdings Co., Ltd. (e)	6,000	115,664
Usen-Next Holdings Co., Ltd. (b)	2,700	34,443
Ushio, Inc.	39,000	534,756
UT Group Co., Ltd. (b)	7,600	271,218
Utoc Corp.	5,100	24,107
Uzabase, Inc. (b)	1,200	34,462
V Technology Co., Ltd. (e)	800	120,018
V-Cube, Inc. (b)	2,100	11,720
Valor Holdings Co., Ltd.	11,800	272,920
ValueCommerce Co., Ltd.	3,200	69,732
Vector, Inc.	4,800	113,376
VeriServe Corp.	500	22,388
VIA Holdings, Inc. (b)	1,600	10,140
Village Vanguard Co., Ltd.	2,300	21,436
VINX Corp.	1,000	12,682
Vision, Inc. (b)	1,400	62,223
Vital KSK Holdings, Inc.	14,200	160,117
Vitec Holdings Co., Ltd.	3,700	83,680
Voyage Group, Inc.	1,500	20,583
VT Holdings Co., Ltd.	24,300	107,373
Wacoal Holdings Corp.	14,500	415,123
Wacom Co., Ltd.	15,000	63,895

BHFTII-87

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Wakachiku Construction Co., Ltd.	4,600	$66,971
Wakamoto Pharmaceutical Co., Ltd.	9,000	22,971
Wakita & Co., Ltd.	15,300	189,324
Warabeya Nichiyo Holdings Co., Ltd.	5,000	88,448
Waseda Academy Co., Ltd.	700	11,976
Watahan & Co., Ltd.	600	15,379
WATAMI Co., Ltd.	7,600	86,867
WDB Holdings Co., Ltd.	1,700	60,745
Weathernews, Inc.	2,100	65,975
West Holdings Corp.	7,200	48,602
Will Group, Inc.	2,200	20,180
WIN-Partners Co., Ltd.	2,500	28,453
WirelessGate, Inc.	1,000	5,819
Wood One Co., Ltd.	2,600	29,866
World Holdings Co., Ltd.	1,200	36,224
Wowow, Inc.	2,200	70,584
Xebio Holdings Co., Ltd.	8,700	126,875
Y.A.C. Holdings Co., Ltd.	3,900	28,282
YA-MAN, Ltd.	2,900	58,929
Yachiyo Industry Co., Ltd.	3,900	37,856
Yahagi Construction Co., Ltd.	10,900	83,267
Yaizu Suisankagaku Industry Co., Ltd.	4,400	42,987
Yakuodo Co., Ltd.	1,600	54,777
YAMABIKO Corp.	12,800	158,609
YAMADA Consulting Group Co., Ltd.	1,600	37,291
Yamagata Bank, Ltd. (The)	10,400	224,522
Yamaichi Electronics Co., Ltd.	8,200	113,418
Yamanashi Chuo Bank, Ltd. (The)	11,800	211,468
Yamashin-Filter Corp. (e)	2,500	18,988
Yamatane Corp.	3,400	63,503
Yamato Corp.	6,600	42,005
Yamato International, Inc.	6,700	29,547
Yamato Kogyo Co., Ltd.	10,500	330,744
Yamaya Corp.	1,150	30,763
Yamazawa Co., Ltd.	1,000	15,164
Yamazen Corp.	19,500	232,606
Yaoko Co., Ltd.	4,300	263,061
Yashima Denki Co., Ltd.	7,500	61,061
Yasuda Logistics Corp.	7,400	59,572
Yasunaga Corp.	1,700	30,641
Yellow Hat, Ltd.	5,800	155,063
Yodogawa Steel Works, Ltd.	7,600	187,998
Yokogawa Bridge Holdings Corp.	12,800	268,115
Yokohama Reito Co., Ltd.	16,800	136,175
Yokowo Co., Ltd.	5,200	66,519
Yomeishu Seizo Co., Ltd.	3,000	64,718
Yomiuri Land Co., Ltd.	1,300	52,061
Yondenko Corp.	1,600	39,100
Yondoshi Holdings, Inc.	4,600	96,325
Yorozu Corp.	7,900	122,117
Yoshinoya Holdings Co., Ltd.	4,900	77,718
Yossix Co., Ltd.	400	10,580
Yuasa Funashoku Co., Ltd.	1,300	41,362
Yuasa Trading Co., Ltd.	5,800	208,316
Yuken Kogyo Co., Ltd.	1,700	35,893
Yuki Gosei Kogyo Co., Ltd.	6,000	14,575
Yume No. Machi Souzou Iinkai Co., Ltd.	3,500	112,666

Security Description	Shares	Value

Japan—(Continued)
Yumeshin Holdings Co., Ltd.	10,100	$101,068
Yurtec Corp.	12,000	100,558
Yushiro Chemical Industry Co., Ltd.	3,700	51,137
Yutaka Giken Co., Ltd.	600	13,466
Zappallas, Inc. (b)	4,900	16,905
Zenrin Co., Ltd.	10,950	339,298
ZERIA Pharmaceutical Co., Ltd.	4,700	104,006
ZIGExN Co., Ltd. (b)	8,400	62,050
Zojirushi Corp.	9,800	138,604
Zuiko Corp.	1,000	27,330
Zuken, Inc.	5,400	88,608

		170,121,828

Jersey, Channel Islands—0.1%
Centamin plc	342,133	472,935

Jordan—0.1%
Hikma Pharmaceuticals plc	12,804	308,523

Kazakhstan—0.0%
KAZ Minerals plc	42,164	301,039

Liechtenstein—0.1%
Liechtensteinische Landesbank AG	2,973	195,698
VP Bank AG	803	125,099

		320,797

Luxembourg—0.2%
APERAM S.A.	21,182	970,967
L’Occitane International S.A.	50,000	89,665

		1,060,632

Macau—0.0%
Macau Legend Development, Ltd.	359,000	65,153

Malaysia—0.0%
Nam Cheong, Ltd. (b)	321,000	3,053

Malta—0.1%
Kindred Group plc	44,574	499,324

Monaco—0.0%
Endeavour Mining Corp. (b) (e)	16,215	253,083

Netherlands—2.7%
Aalberts Industries NV	34,547	1,470,959
Accell Group (e)	11,127	216,188
AMG Advanced Metallurgical Group NV	11,371	527,149
Amsterdam Commodities NV	6,535	147,194
Arcadis NV (e)	35,066	586,621
Argenx SE (b)	2,541	192,335
ASM International NV	19,662	1,017,864
Atrium European Real Estate, Ltd. (b)	66,764	296,110
Basic-Fit NV (144A) (b)	3,540	120,421
BE Semiconductor Industries NV (e)	37,120	783,019

BHFTII-88

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
Beter Bed Holding NV (e)	5,373	$28,445
BinckBank NV	28,201	173,851
Boskalis Westminster (e)	23,702	745,967
Brack Capital Properties NV (b)	716	81,322
Brunel International NV	9,034	130,612
Corbion NV	20,382	661,970
Euronext NV (144A)	14,683	964,968
Flow Traders (144A)	9,083	266,847
ForFarmers NV	3,386	38,329
Fugro NV (b) (e)	22,630	298,589
Funcom NV (b)	17,843	39,679
Gemalto NV (b)	19,133	1,115,161
GrandVision NV (144A)	2,702	66,441
Heijmans NV (b)	11,179	161,178
Hunter Douglas NV	2,423	181,694
IMCD Group NV	8,512	661,938
Intertrust NV (144A)	9,928	183,824
KAS Bank NV	6,580	56,908
Kendrion NV	4,048	140,814
Koninklijke BAM Groep NV	112,237	431,003
Koninklijke Vopak NV	17,682	870,790
Nederland Apparatenfabriek	2,241	131,135
New World Resources plc - A Shares (a) (b) (c) (d)	11,898	7
OCI NV (b)	16,061	513,309
Ordina NV	44,115	87,993
Philips Lighting NV (144A)	6,547	169,468
PostNL NV (e)	180,576	645,738
Rhi Magnesita NV (e)	7,253	450,581
SBM Offshore NV	72,035	1,303,595
Shop Apotheke Europe NV (144A) (b)	690	34,748
SIF Holding NV	1,259	23,370
Sligro Food Group NV	10,629	454,133
SNS REAAL NV (a) (b) (c) (d)	105,329	0
Takeaway.com NV (144A) (b)	1,178	76,174
TKH Group NV	13,932	783,982
TomTom NV (b)	51,405	420,430
Van Lanschot Kempen NV	2,558	67,559
Wessanen	31,675	386,931

		18,207,343

New Zealand—0.7%
Abano Healthcare Group, Ltd.	880	4,957
Air New Zealand, Ltd.	115,845	237,233
Briscoe Group, Ltd.	13,123	31,413
Chorus, Ltd.	129,598	416,765
Ebos Group, Ltd.	22,764	338,850
Eroad, Ltd. (b)	4,808	10,706
Freightways, Ltd.	38,693	200,581
Genesis Energy, Ltd.	71,444	122,128
Gentrack Group, Ltd.	7,810	36,993
Hallenstein Glasson Holdings, Ltd.	19,012	73,604
Heartland Bank, Ltd.	72,313	82,883
Infratil, Ltd.	173,171	409,205
Investore Property, Ltd.	15,456	15,778
Kathmandu Holdings, Ltd.	24,348	53,422
Mainfreight, Ltd.	19,527	391,004

Security Description	Shares	Value

New Zealand—(Continued)
Methven, Ltd.	19,898	$15,268
Metlifecare, Ltd.	34,148	147,131
Metro Performance Glass, Ltd.	8,816	4,849
Michael Hill International, Ltd.	82,929	53,715
New Zealand Refining Co., Ltd. (The)	27,432	46,624
NZME, Ltd.	71,247	31,939
NZX, Ltd.	83,876	61,026
Pacific Edge, Ltd. (b)	17,353	3,682
PGG Wrightson, Ltd.	58,545	23,653
Port of Tauranga, Ltd.	44,544	154,381
Pushpay Holdings, Ltd. (b)	3,934	10,613
Restaurant Brands New Zealand, Ltd.	33,397	173,119
Rubicon, Ltd. (b)	9,922	1,707
Sanford, Ltd.	314	1,661
Scales Corp., Ltd.	16,784	55,436
Skellerup Holdings, Ltd.	29,759	42,156
SKY Network Television, Ltd.	114,579	167,061
SKYCITY Entertainment Group, Ltd.	173,489	460,709
Summerset Group Holdings, Ltd.	32,970	170,651
Synlait Milk, Ltd. (b)	8,918	64,110
Tilt Renewables, Ltd.	13,980	21,687
Tourism Holdings, Ltd.	21,653	82,375
TOWER, Ltd. (b)	59,836	32,126
Trade Me Group, Ltd.	106,241	367,349
Trustpower, Ltd.	13,980	57,656
Vector, Ltd.	36,949	84,492
Warehouse Group, Ltd. (The)	39,693	54,199
Z Energy, Ltd.	8,722	41,292

		4,856,189

Norway—0.9%
ABG Sundal Collier Holding ASA	134,443	94,969
AF Gruppen ASA	1,628	26,103
Akastor ASA (b)	47,184	102,394
Aker Solutions ASA (b)	37,475	266,238
American Shipping Co. ASA (b)	19,821	75,493
Archer, Ltd. (b)	19,287	17,948
Atea ASA (b)	19,449	315,429
Austevoll Seafood ASA	22,546	310,803
Avance Gas Holding, Ltd. (144A) (b)	14,826	37,050
Axactor AB (b)	33,599	102,891
B2Holding ASA	20,790	41,380
Bonheur ASA	10,311	130,393
Borregaard ASA	23,628	242,142
BW Offshore, Ltd. (b)	33,722	267,761
DNO ASA	152,532	315,291
DOF ASA (b) (e)	47,311	42,004
Frontline, Ltd. (b) (e)	24,306	141,857
Grieg Seafood ASA	11,731	154,815
Hexagon Composites ASA	28,187	86,576
Hoegh LNG Holdings, Ltd.	13,626	75,945
IDEX Corp. (b)	53,185	49,100
Itera ASA	17,553	24,590
Kongsberg Automotive ASA (b)	176,177	196,496
Kongsberg Gruppen ASA	5,858	112,853
Kvaerner ASA (b)	60,872	112,590

BHFTII-89

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Norway—(Continued)
NEL ASA (b) (e)	221,285	$105,227
Nordic Nanovector ASA (b)	7,828	49,926
Nordic Semiconductor ASA (b)	36,041	208,190
Norway Royal Salmon ASA	3,880	93,637
Norwegian Air Shuttle ASA (b) (e)	8,756	263,667
Norwegian Finans Holding ASA (b)	10,170	124,335
Norwegian Property ASA	23,988	31,697
Ocean Yield ASA	12,183	99,692
Odfjell Drilling, Ltd. (b)	15,318	67,753
Odfjell SE - A Shares	1,949	7,465
Olav Thon Eiendomsselskap ASA	1,135	20,834
Otello Corp. ASA (b)	21,316	46,461
Panoro Energy ASA (b)	16,444	46,264
Petroleum Geo-Services ASA (b)	73,446	330,328
PhotoCure ASA (b)	5,477	37,953
ProSafe SE (b)	16,437	60,577
Protector Forsikring ASA (b) (e)	13,480	87,781
Q-Free ASA (b)	24,256	23,780
Sbanken ASA (144A)	12,388	134,991
Scatec Solar ASA (144A)	23,944	177,099
Selvaag Bolig ASA	7,900	37,597
Sevan Marine ASA (b)	16,466	35,111
Solstad Farstad ASA (b) (e)	53,910	32,460
Spectrum ASA	8,433	63,834
Stolt-Nielsen, Ltd.	7,397	113,251
Treasure ASA	21,003	33,158
Veidekke ASA	27,432	299,480
Wilh Wilhelmsen Holding ASA - Class A	4,777	105,149
XXL ASA (144A) (e)	17,225	88,694

		6,169,502

Peru—0.0%
Hochschild Mining plc	74,658	159,174

Philippines—0.0%
Del Monte Pacific, Ltd.	77,636	9,830

Portugal—0.4%
Altri SGPS S.A.	27,747	265,871
Banco Comercial Portugues S.A. - Class R (b)	2,143,248	633,569
Banco Espirito Santo S.A. (a) (b) (c) (d)	89,078	0
CTT-Correios de Portugal S.A. (e)	34,069	133,451
Mota-Engil SGPS S.A. (b)	40,942	99,772
Navigator Co. S.A. (The)	71,289	348,876
NOS SGPS S.A.	73,113	437,868
Novabase SGPS S.A.	7,827	24,264
REN - Redes Energeticas Nacionais SGPS S.A.	122,322	344,952
Semapa-Sociedade de Investimento e Gestao	4,163	82,721
Sonae SGPS S.A.	280,308	290,417
Teixeira Duarte S.A. (b)	59,382	14,340

		2,676,101

Russia—0.0%
Evraz plc	13,430	98,996
Petropavlovsk plc (b)	192,556	15,937

		114,933

Security Description	Shares	Value

Singapore—1.1%
Abterra, Ltd. (a) (b) (c) (d)	51,720	$1,135
Accordia Golf Trust	74,500	29,684
AEM Holdings, Ltd.	46,900	26,085
Ascendas India Trust	171,500	136,738
ASL Marine Holdings, Ltd. (b)	52,500	3,380
Baker Technology, Ltd. (b)	33,200	13,003
Banyan Tree Holdings, Ltd.	97,700	37,517
Best World International, Ltd.	80,000	85,997
Bonvests Holdings, Ltd.	18,000	16,985
Boustead Projects, Ltd.	24,607	15,476
Boustead Singapore, Ltd.	82,025	47,688
BreadTalk Group, Ltd.	54,200	40,043
Bukit Sembawang Estates, Ltd.	69,100	291,638
BW LPG, Ltd. (144A) (b)	25,142	110,056
Centurion Corp., Ltd.	38,000	12,216
China Aviation Oil Singapore Corp., Ltd.	94,800	106,054
Chip Eng Seng Corp., Ltd.	157,000	95,865
Chuan Hup Holdings, Ltd.	125,000	30,932
CITIC Envirotech, Ltd.	207,500	83,474
CNQC International Holdings, Ltd.	82,500	18,915
COSCO Shipping International Singapore Co., Ltd. (b)	272,500	82,650
Creative Technology, Ltd. (b)	16,300	74,868
CSE Global, Ltd.	197,000	71,932
CW Group Holdings, Ltd. (a) (c) (d)	106,000	3,128
Delfi, Ltd.	66,000	54,088
Dyna-Mac Holdings, Ltd. (b)	98,000	8,453
Elec & Eltek International Co., Ltd.	23,000	30,206
Ezion Holdings, Ltd. (b)	753,729	40,663
Ezra Holdings, Ltd. (a) (b) (c) (d)	1,000,703	7,599
Far East Orchard, Ltd.	74,044	71,404
First Resources, Ltd.	86,700	106,382
Food Empire Holdings, Ltd.	54,000	22,468
Fragrance Group, Ltd. (b)	752,800	78,727
Gallant Venture, Ltd. (b)	126,000	11,520
Geo Energy Resources, Ltd.	155,000	26,066
GK Goh Holdings, Ltd.	12,000	8,345
GL, Ltd.	188,000	103,053
Golden Agri-Resources, Ltd.	988,100	180,546
Golden Energy & Resources, Ltd.	69,000	12,831
GuocoLand, Ltd.	35,500	49,077
Halcyon Agri Corp., Ltd.	188,713	69,698
Hanwell Holdings, Ltd.	19,000	3,057
Haw Par Corp., Ltd.	15,900	157,108
Hi-P International, Ltd.	50,200	36,981
Hiap Hoe, Ltd.	58,000	36,912
Ho Bee Land, Ltd.	67,200	125,351
Hong Fok Corp., Ltd.	146,740	74,517
Hong Leong Asia, Ltd. (b)	41,000	16,709
Hotel Grand Central, Ltd.	25,900	26,130
Hour Glass, Ltd. (The)	129,000	62,729
Hwa Hong Corp., Ltd.	138,000	31,779
Hyflux, Ltd. (a) (b) (d)	179,500	1,795
iFAST Corp., Ltd.	25,500	22,189
IGG, Inc.	238,000	296,577
Indofood Agri Resources, Ltd.	152,000	21,005
Japfa, Ltd.	89,700	42,966
k1 Ventures, Ltd. (a) (b) (c) (d)	80,800	5,792

BHFTII-90

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Kenon Holdings, Ltd.	2,312	$39,322
Keppel Infrastructure Trust	549,659	198,862
Keppel Telecommunications & Transportation, Ltd.	44,000	59,852
Koh Brothers Group, Ltd.	97,000	17,167
KSH Holdings, Ltd.	25,700	10,994
Lian Beng Group, Ltd.	116,900	44,413
Low Keng Huat Singapore, Ltd.	122,600	48,808
Lum Chang Holdings, Ltd.	115,000	29,454
M1, Ltd.	89,500	138,073
Metro Holdings, Ltd.	141,600	114,900
Mewah International, Inc.	110,000	20,921
Midas Holdings, Ltd. (a) (b) (c) (d)	452,000	23,806
mm2 Asia, Ltd. (b)	76,600	21,569
NSL, Ltd.	15,000	12,825
Overseas Union Enterprise, Ltd.	119,200	133,322
Oxley Holdings, Ltd.	142,164	34,829
Pan-United Corp., Ltd.	53,750	11,775
Penguin International, Ltd.	64,333	15,538
Q&M Dental Group Singapore, Ltd.	41,800	15,583
QAF, Ltd.	74,167	40,667
Raffles Education Corp., Ltd. (b)	500,206	55,908
Raffles Medical Group, Ltd.	151,385	125,438
RHT Health Trust	84,400	45,716
Rickmers Maritime (a) (b) (c) (d)	110,000	0
Riverstone Holdings, Ltd.	59,300	51,152
Roxy-Pacific Holdings, Ltd.	94,325	27,203
SBS Transit, Ltd.	40,500	76,686
Sembcorp Marine, Ltd.	148,800	221,596
Sheng Siong Group, Ltd.	133,900	109,698
SHS Holdings, Ltd.	47,000	7,391
SIA Engineering Co., Ltd.	51,000	110,021
SIIC Environment Holdings, Ltd.	167,400	34,861
Sinarmas Land, Ltd.	618,500	140,146
Sing Holdings, Ltd.	82,000	24,005
Singapore Post, Ltd.	314,800	259,505
Singapore Press Holdings, Ltd.	218,200	457,954
Singapore Reinsurance Corp., Ltd.	1,000	230
Stamford Land Corp., Ltd.	278,000	102,716
StarHub, Ltd.	107,000	146,182
Sunningdale Tech, Ltd.	41,100	44,996
Swiber Holdings, Ltd. (a) (b) (c) (d)	117,749	1,757
Tuan Sing Holdings, Ltd.	169,000	48,208
UMS Holdings, Ltd. (e)	116,250	63,597
United Engineers, Ltd.	138,000	267,319
United Industrial Corp., Ltd.	13,600	29,708
United Overseas Insurance, Ltd.	4,000	18,317
UOB-Kay Hian Holdings, Ltd.	136,495	125,767
UPP Holdings, Ltd.	46,000	6,702
Vibrant Group, Ltd.	47,600	6,093
Vicom, Ltd.	2,000	8,911
Wee Hur Holdings, Ltd.	85,000	13,692
Wheelock Properties Singapore, Ltd.	66,800	103,114
Wing Tai Holdings, Ltd.	159,621	227,536
XP Power, Ltd.	4,116	158,790
Yeo Hiap Seng, Ltd.	19,712	14,566
Yongnam Holdings, Ltd. (b)	241,875	35,157

		7,481,500

Security Description	Shares	Value

South Africa—0.0%
Caledonia Mining Corp. plc	1,300	$8,837
Petra Diamonds, Ltd. (b)	279,686	137,846

		146,683

Spain—2.6%
Acciona S.A.	7,805	704,994
Acerinox S.A.	70,013	1,000,227
Adveo Group International S.A. (b)	6,292	5,298
Alantra Partners S.A.	4,852	86,747
Almirall S.A.	20,705	414,679
Amper S.A. (b)	224,339	77,651
Applus Services S.A.	20,814	295,150
Atresmedia Corp. de Medios de Comunicacion S.A.	21,362	132,348
Azkoyen S.A.	1,608	14,369
Baron de Ley (b)	1,039	137,678
Bolsas y Mercados Espanoles SHMSF S.A.	27,936	901,097
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
Cellnex Telecom S.A. (144A)	33,913	888,564
Cia de Distribucion Integral Logista Holdings S.A.	9,084	233,128
Cie Automotive S.A.	17,266	537,045
Construcciones y Auxiliar de Ferrocarriles S.A.	5,880	244,744
Distribuidora Internacional de Alimentacion S.A.	184,598	428,490
Duro Felguera S.A. (b) (e)	925,200	10,900
Ebro Foods S.A.	25,801	563,464
eDreams ODIGEO S.A. (b)	14,588	63,342
Elecnor S.A.	11,262	149,775
Enagas S.A.	50,570	1,365,053
Ence Energia y Celulosa S.A	61,968	629,490
Ercros S.A.	60,314	350,910
Euskaltel S.A. (144A)	6,490	50,932
Faes Farma S.A.	131,897	557,391
Fluidra S.A.	16,366	244,731
Fomento de Construcciones y Contratas S.A. (b)	4,419	66,266
Global Dominion Access S.A. (144A) (b)	22,896	139,485
Grupo Catalana Occidente S.A.	20,412	888,717
Grupo Empresarial San Jose S.A. (b)	8,320	51,558
Grupo Ezentis S.A. (b)	78,251	65,047
Iberpapel Gestion S.A.	612	25,796
Indra Sistemas S.A. (b)	42,149	482,358
Laboratorios Farmaceuticos Rovi S.A.	3,511	64,016
Liberbank S.A. (b)	273,963	153,135
Mediaset Espana Comunicacion S.A.	49,361	359,285
Melia Hotels International S.A.	24,250	271,023
Miquel y Costas & Miquel S.A.	6,972	258,302
NH Hotel Group S.A.	69,951	510,114
Obrascon Huarte Lain S.A.	35,775	71,314
Papeles y Cartones de Europa S.A.	22,293	432,756
Pharma Mar S.A. (b)	72,263	127,544
Prim S.A.	3,013	43,728
Promotora de Informaciones S.A. - Class A (b) (e)	87,762	197,787
Prosegur Cia de Seguridad S.A.	54,905	341,030
Quabit Inmobiliaria S.A. (b)	21,835	47,715
Realia Business S.A. (b)	112,366	135,418
Sacyr S.A.	115,740	338,799
Solaria Energia y Medio Ambiente S.A. (b)	19,439	125,961
Talgo S.A. (144A) (b)	7,525	39,770

BHFTII-91

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Spain—(Continued)
Tecnicas Reunidas S.A.	11,115	$340,458
Telepizza Group S.A. (144A)	5,237	30,990
Tubacex S.A. (b)	28,250	104,299
Tubos Reunidos S.A. (b)	21,752	8,443
Vidrala S.A.	7,271	681,485
Viscofan S.A.	14,797	1,077,496
Vocento S.A. (b)	18,128	25,394
Zardoya Otis S.A.	32,950	306,646

		17,900,332

Sweden—2.8%
Acando AB	32,705	136,823
AddLife AB	8,064	182,472
AddNode Group AB	7,307	95,282
AddTech AB - B Shares	21,786	464,002
AF AB - B Shares	19,518	450,858
Ahlsell AB (144A)	11,855	66,339
Ahlstrom-Munksjo Oyj	17,418	333,668
Alimak Group AB (144A)	8,296	117,052
Arise AB (b)	4,852	10,428
Arjo AB - B Shares	11,896	40,215
Atrium Ljungberg AB - B Shares	6,009	108,899
Attendo AB (144A)	14,212	133,634
Avanza Bank Holding AB	7,660	348,786
BE Group AB (b)	1,962	10,926
Beijer Alma AB	15,250	255,519
Beijer Electronics Group AB (b)	7,843	38,829
Beijer Ref AB	20,376	427,680
Bergman & Beving AB - B Shares	12,796	138,468
Besqab AB	1,061	15,701
Betsson AB (b)	30,653	236,068
Bilia AB - A Shares	34,008	277,139
BillerudKorsnas AB	8,804	113,657
BioGaia AB - B Shares	5,563	279,480
Biotage AB	16,658	223,414
Bjorn Borg AB (b)	9,936	24,819
Bonava AB	928	13,260
Bonava AB - B Shares	9,209	132,319
Bravida Holding AB (144A)	34,519	283,045
Bufab AB	7,973	92,869
Bulten AB	3,161	38,114
Bure Equity AB	17,448	222,995
Byggmax Group AB	18,326	74,928
Capio AB (144A)	3,843	21,920
Catena AB	5,959	133,518
Clas Ohlson AB - B Shares (e)	13,900	112,733
Cloetta AB - B Shares	92,493	285,784
Com Hem Holding AB	15,039	248,748
Coor Service Management Holding AB (144A)	2,137	17,072
Corem Property Group AB - B Shares	12,248	16,123
D Carnegie & Co. AB (b)	1,637	31,348
Dios Fastigheter AB	35,250	225,689
Dometic Group AB (144A)	15,439	135,104
Doro AB (b)	3,391	15,548
Duni AB	14,094	186,469
Dustin Group AB (144A)	17,685	167,009

Security Description	Shares	Value

Sweden—(Continued)
Eastnine AB	7,088	$73,453
Elanders AB - B Shares	1,453	14,844
Enea AB (b)	3,225	39,552
eWork Group AB	2,864	33,380
Fabege AB	11,013	152,523
Fagerhult AB	13,852	126,244
FastPartner AB	5,698	37,658
Fingerprint Cards AB - Class B (b)	28,890	31,748
Granges AB	19,836	236,186
Gunnebo AB	12,816	38,286
Haldex AB	16,480	161,499
Hemfosa Fastigheter AB	35,677	492,444
HIQ International AB (b)	14,111	92,484
HMS Networks AB	3,448	61,686
Hoist Finance AB (144A)	3,141	26,365
Holmen AB - B Shares	22,293	580,158
Humana AB	5,221	33,458
Indutrade AB	14,375	388,929
Inwido AB	3,779	28,400
ITAB Shop Concept AB - Class B	1,944	5,342
JM AB	23,748	465,257
KappAhl AB	29,980	114,217
Karo Pharma AB	47,177	167,659
Klovern AB - B Shares (e)	131,906	173,487
Know It AB	9,489	201,250
Kungsleden AB	56,456	415,130
Lagercrantz Group AB - B Shares	19,997	197,999
Lindab International AB	21,316	159,518
Loomis AB - Class B	17,138	551,862
Medivir AB - B Shares (b)	10,470	57,120
Mekonomen AB	9,225	131,199
Modern Times Group MTG AB - B Shares	4,249	155,868
Momentum Group AB - Class B	12,796	162,056
MQ Holding AB	9,112	15,871
Mycronic AB (e)	25,742	269,510
NCC AB - B Shares	5,876	104,084
Nederman Holding AB	3,684	53,698
Net Insight AB - Class B (b)	74,697	25,887
NetEnt AB (b)	45,991	186,457
New Wave Group AB - B Shares	15,773	116,607
Nobia AB	40,224	284,542
Nobina AB (144A)	25,543	182,781
Nolato AB - B Shares	9,452	582,727
NP3 Fastigheter AB	9,288	66,419
OEM International AB - B Shares	498	11,584
Opus Group AB	92,554	66,651
Orexo AB (b)	2,005	14,362
Pandox AB	2,349	42,058
Peab AB	52,083	476,704
Platzer Fastigheter Holding AB - Class B	7,122	49,923
Pricer AB - B Shares	32,212	44,153
Proact IT Group AB	2,832	55,761
Qliro Group AB (b)	5,924	8,537
Ratos AB - B Shares	45,770	166,852
RaySearch Laboratories AB (b)	8,231	113,245
Recipharm AB - B Shares (b)	10,157	162,236
Rottneros AB	26,936	34,021

BHFTII-92

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Sagax AB - Class B	14,540	$203,545
SAS AB (b)	55,815	134,828
Scandi Standard AB	13,292	85,403
Scandic Hotels Group AB (144A)	9,381	105,288
Sectra AB - B Shares (b)	5,545	148,680
Semcon AB	5,540	33,462
Sensys Gatso Group AB (b)	269,456	61,701
SkiStar AB	9,076	226,348
Sweco AB - B Shares	14,540	383,147
Systemair AB	4,286	57,075
Thule Group AB (144A)	23,517	568,592
Troax Group AB	2,074	67,091
Victoria Park AB - B Shares	2,670	10,907
Vitrolife AB	19,145	281,021
Wallenstam AB - B Shares	45,243	428,495
Wihlborgs Fastigheter AB	53,876	647,932

		19,170,199

Switzerland—4.8%
Allreal Holding AG (b)	3,866	620,965
Alpiq Holding AG (b)	156	12,555
ALSO Holding AG (b)	645	80,761
APG SGA S.A.	468	166,679
Arbonia AG (b)	10,560	143,209
Aryzta AG (b) (e)	18,845	179,194
Ascom Holding AG	12,379	251,514
Autoneum Holding AG	1,187	239,246
Bachem Holding AG - Class B (e)	863	110,358
Banque Cantonale de Geneve	750	148,572
Banque Cantonale Vaudoise	538	399,069
Belimo Holding AG	131	626,299
Bell Food Group AG	880	279,606
Bellevue Group AG (b)	3,322	85,637
Berner Kantonalbank AG	1,950	433,888
BFW Liegenschaften AG (b)	528	23,111
BKW AG	4,798	303,995
Bobst Group S.A.	3,743	292,618
Bossard Holding AG - Class A	2,139	424,534
Bucher Industries AG	2,604	835,587
Burckhardt Compression Holding AG	919	319,422
Burkhalter Holding AG	1,291	101,921
Calida Holding AG (b)	2,002	69,459
Carlo Gavazzi Holding AG	48	14,179
Cembra Money Bank AG	7,813	706,159
Cham Group AG (b)	113	52,074
Cicor Technologies, Ltd. (b)	644	32,482
Cie Financiere Tradition S.A.	579	61,952
Coltene Holding AG	1,132	129,189
Conzzeta AG	325	353,673
Daetwyler Holding AG	2,353	447,761
DKSH Holding AG	4,251	289,156
dormakaba Holding AG (b)	840	632,329
EDAG Engineering Group AG (b)	1,784	35,559
EFG International AG (b)	20,307	154,903
Emmi AG	773	576,598
Energiedienst Holding AG	3,017	93,443

Security Description	Shares	Value

Switzerland—(Continued)
Evolva Holding S.A. (b) (e)	36,339	$10,627
Feintool International Holding AG (b)	588	67,105
Fenix Outdoor International AG	975	111,154
Ferrexpo plc	57,307	149,286
Flughafen Zurich AG	3,210	648,899
Forbo Holding AG	313	501,452
GAM Holding AG (b)	68,723	487,420
Georg Fischer AG	1,225	1,383,976
Gurit Holding AG	164	137,969
Helvetia Holding AG	2,402	1,462,276
Hiag Immobilien Holding AG (b)	1,150	146,523
Highlight Communications AG (b) (e)	7,829	47,089
HOCHDORF Holding AG (b)	174	31,265
Huber & Suhner AG	5,559	415,486
Implenia AG	6,413	406,114
Inficon Holding AG (b)	568	290,243
Interroll Holding AG	226	440,750
Intershop Holding AG	416	209,396
IWG plc	206,169	652,007
Jungfraubahn Holding AG	85	12,381
Kardex AG (b)	2,247	381,415
Komax Holding AG	1,292	416,922
Kudelski S.A. (b) (e)	13,221	112,972
LEM Holding S.A.	246	289,579
Luzerner Kantonalbank AG	1,452	735,743
MCH Group AG (b)	831	22,934
Metall Zug AG - B Shares	66	216,543
Mikron Holding AG (b)	474	4,701
Mobilezone Holding AG	11,899	140,791
Mobimo Holding AG	2,761	652,479
OC Oerlikon Corp. AG (b)	57,156	782,815
Orascom Development Holding AG (b)	5,250	63,922
Orell Fuessli Holding AG	428	39,223
Oriflame Holding AG (b)	4,601	117,707
Orior AG	2,240	209,979
Panalpina Welttransport Holding AG	2,930	426,510
Phoenix Mecano AG	274	181,738
Plazza AG - Class A	292	66,933
PSP Swiss Property AG	9,856	954,156
Resurs Holding AB (144A)	17,270	129,256
Rieter Holding AG (e)	1,344	206,342
Romande Energie Holding S.A.	111	139,114
Schaffner Holding AG (b)	238	83,154
Schmolz & Bickenbach AG (b)	161,565	127,419
Schweiter Technologies AG	381	460,875
SFS Group AG (b)	3,411	395,164
Siegfried Holding AG (b)	1,571	730,746
St. Galler Kantonalbank AG	1,123	567,857
Sulzer AG	4,412	529,511
Sunrise Communications Group AG (144A) (b)	9,217	833,792
Swiss Prime Site AG (b)	1,578	134,452
Swissquote Group Holding S.A.	3,968	288,267
Tamedia AG	904	110,076
Tecan Group AG	1,978	467,723
U-Blox Holding AG (b) (e)	2,262	323,731
Valiant Holding AG	5,102	577,800
Valora Holding AG (b)	1,467	393,543

BHFTII-93

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
VAT Group AG (144A) (b)	5,378	$602,740
Vaudoise Assurances Holding S.A.	423	222,408
Vetropack Holding AG	88	223,084
Von Roll Holding AG (b)	7,038	9,215
Vontobel Holding AG	9,780	690,241
VZ Holding AG	587	174,640
Walliser Kantonalbank	1,160	125,877
Walter Meier AG (e)	872	16,794
Warteck Invest AG (b)	25	49,160
Ypsomed Holding AG (b) (e)	1,361	194,013
Zehnder Group AG	3,984	173,739
Zug Estates Holding AG - B Shares	83	143,825
Zuger Kantonalbank AG	59	349,890

		32,630,584

United Arab Emirates—0.0%
Lamprell plc (b)	100,553	82,309

United Kingdom—14.7%
4imprint Group plc	7,338	190,331
888 Holdings plc	86,183	223,748
A.G. Barr plc	36,511	342,552
AA plc	196,019	247,518
Acacia Mining plc (b)	56,954	98,491
Afren plc (a) (b) (c) (d)	251,096	0
Aggreko plc	42,643	484,376
Air Partner plc	4,960	7,093
Anglo Pacific Group plc	35,633	68,046
Anglo-Eastern Plantations plc	4,252	31,605
Arrow Global Group plc	27,741	83,523
Ascential plc	3,642	19,795
Ashmore Group plc	93,849	444,637
Auto Trader Group plc (144A)	228,841	1,332,047
AVEVA Group plc	11,390	428,888
Avon Rubber plc	10,973	184,484
B&M European Value Retail S.A.	85,970	433,398
Babcock International Group plc	42,059	396,318
Balfour Beatty plc	232,244	829,084
BBA Aviation plc	400,738	1,568,035
Beazley plc	166,128	1,235,083
Bellway plc	36,783	1,443,326
Bloomsbury Publishing plc	25,349	73,441
Bodycote plc	84,979	1,003,400
Bovis Homes Group plc	60,601	846,461
Braemar Shipping Services plc	7,120	24,578
Brewin Dolphin Holdings plc	101,304	452,671
Britvic plc	69,759	710,899
BTG plc (b)	60,182	432,285
Cairn Energy plc (b)	234,247	709,562
Cambian Group plc	11,987	30,545
Capita plc	25,195	46,877
Capital & Counties Properties plc	182,052	631,442
Carclo plc (b)	16,990	20,379
Card Factory plc	66,983	172,803
Carr’s Group plc	15,540	31,090
Castings plc	2,870	14,752

Security Description	Shares	Value

United Kingdom—(Continued)
Centaur Media plc	92,526	$46,547
Chemring Group plc	123,138	345,256
Chesnara plc	58,648	271,366
Cineworld Group plc	352,995	1,450,775
City of London Investment Group plc	4,786	25,259
Clarkson plc	4,757	167,406
Close Brothers Group plc	58,401	1,202,771
CLS Holdings plc	51,405	147,445
CMC Markets plc (144A)	42,124	76,300
Cobham plc (b)	641,178	975,644
Communisis plc	57,478	39,164
Computacenter plc	29,696	490,005
Concentric AB	16,079	258,369
Connect Group plc	80,499	34,052
Consort Medical plc	22,450	348,259
Costain Group plc	28,320	153,830
Countryside Properties plc (144A)	60,521	272,885
Countrywide plc (b)	6,402	1,000
Cranswick plc	19,204	847,017
Crest Nicholson Holdings plc	41,560	189,572
CYBG plc (e)	37,563	158,512
Daejan Holdings plc	1,744	133,158
Daily Mail & General Trust plc - Class A	91,328	835,642
Dairy Crest Group plc	51,743	308,328
De La Rue plc	32,774	205,907
Debenhams plc (e)	426,182	54,317
Dechra Pharmaceuticals plc	3,289	93,289
Devro plc	61,396	164,859
DFS Furniture plc	9,462	26,625
Dialight plc (b)	3,360	20,845
Dialog Semiconductor plc (b)	22,851	499,184
Dignity plc	16,438	218,206
Diploma plc	36,236	668,596
DiscoverIE Group plc	17,866	88,375
Dixons Carphone plc	107,658	237,437
Domino’s Pizza Group plc	156,562	569,759
Drax Group plc	137,597	695,585
Dunelm Group plc	27,346	194,839
EI Group plc (b)	245,184	529,087
Electrocomponents plc	144,009	1,347,105
Elementis plc	161,864	566,101
EnQuest plc (b)	582,443	312,350
Equiniti Group plc (144A)	9,267	32,130
Essentra plc	78,989	416,528
esure Group plc	25,635	92,748
Euromoney Institutional Investor plc	14,736	258,529
FDM Group Holdings plc	7,407	93,655
Findel plc (b)	17,439	63,608
Firstgroup plc (b)	412,049	488,964
FLEX LNG, Ltd. (b)	21,214	38,574
Forterra plc (144A)	3,497	11,894
Foxtons Group plc	60,218	42,119
Fuller Smith & Turner plc - Class A	7,667	94,764
Galliford Try plc	49,848	656,361
Games Workshop Group plc	10,624	523,665
Gem Diamonds, Ltd. (b)	35,552	55,120
Genus plc	10,090	313,931

BHFTII-94

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Georgia Capital plc (b)	7,105	$103,282
Go-Ahead Group plc	12,021	251,775
Gocompare.Com Group plc	86,389	109,328
Goodwin plc	188	6,862
Grafton Group plc	88,160	869,716
Grainger plc	101,157	395,385
Greene King plc	121,167	774,127
Greggs plc	34,690	476,774
Gulf Keystone Petroleum, Ltd. (b)	37,844	142,150
Gym Group plc (The) (144A)	31,272	127,743
Halfords Group plc	89,687	369,727
Halma plc	5,404	101,700
Hastings Group Holdings plc (144A)	2,998	10,130
Hays plc	446,829	1,186,707
Headlam Group plc	43,642	270,271
Helical plc	47,664	204,984
Henry Boot plc	8,542	32,079
Hill & Smith Holdings plc	29,060	373,210
Hilton Food Group plc	5,520	69,347
Hiscox, Ltd.	74,782	1,602,537
Hollywood Bowl Group plc	9,509	27,761
HomeServe plc	83,112	1,109,702
Howden Joinery Group plc	199,363	1,218,381
Hunting plc (b)	52,837	536,915
Huntsworth plc	54,778	82,079
Ibstock plc (144A)	70,480	216,149
IG Group Holdings plc	127,101	1,049,973
IMI plc	60,821	868,419
Inchcape plc	161,511	1,407,383
Indivior plc (b)	173,858	417,250
Inmarsat plc	94,184	612,781
Intermediate Capital Group plc	62,293	883,895
International Personal Finance plc	79,366	232,835
Interserve plc (b) (e)	69,361	52,860
IP Group plc (b)	139,902	235,470
ITE Group plc	227,697	213,656
J.D. Wetherspoon plc	28,929	492,315
Jackpotjoy plc (b)	16,328	161,531
James Fisher & Sons plc	20,005	495,584
Jardine Lloyd Thompson Group plc	42,639	1,053,741
JD Sports Fashion plc	111,249	665,381
John Laing Group plc (144A)	21,966	89,436
John Menzies plc	26,664	190,292
John Wood Group plc	146,459	1,472,904
Jupiter Fund Management plc	117,655	620,919
Just Group plc	10,076	11,596
Kainos Group plc	4,558	24,867
Kcom Group plc	172,562	210,986
Keller Group plc	25,571	338,623
Kier Group plc	30,426	358,841
Lancashire Holdings, Ltd.	67,933	538,161
Lonmin plc (b)	12,029	6,886
Lookers plc	131,372	181,814
Low & Bonar plc	37,972	19,399
LSL Property Services plc	17,679	61,086
Man Group plc	598,620	1,374,278
Marshalls plc	63,336	342,070

United Kingdom—(Continued)
Marston’s plc	258,409	332,386
McBride plc	63,975	118,192
McColl’s Retail Group plc	12,767	24,124
Mears Group plc	41,542	201,148
Meggitt plc	179,350	1,323,122
Merlin Entertainments plc (144A)	70,273	366,418
Metro Bank plc (b)	2,816	108,977
Millennium & Copthorne Hotels plc	54,328	368,932
Mitchells & Butlers plc	70,418	242,186
Mitie Group plc	119,662	228,700
MJ Gleeson plc	7,143	69,102
Moneysupermarket.com Group plc	163,514	594,028
Morgan Advanced Materials plc	105,477	456,181
Morgan Sindall Group plc	17,569	301,331
Mothercare plc (b) (e)	102,238	27,199
Motorpoint group plc	9,475	26,058
N Brown Group plc	73,957	131,670
National Express Group plc	203,273	1,035,584
NCC Group plc	76,130	198,459
NEX Group plc	114,424	1,482,060
Norcros plc	4,097	11,315
Northgate plc	48,315	261,840
Ocado Group plc (b)	115,812	1,356,189
On the Beach Group plc (144A)	17,085	110,206
OneSavings Bank plc	32,300	170,890
Ophir Energy plc (b)	165,965	82,043
Oxford Instruments plc	13,946	180,147
Pagegroup plc	105,272	783,934
Paragon Banking Group plc	72,439	451,632
PayPoint plc	19,490	235,614
Pendragon plc	345,188	122,346
Pennon Group plc	139,688	1,297,580
Petrofac, Ltd.	59,210	499,905
Phoenix Group Holdings	140,310	1,235,442
Photo-Me International plc	65,132	105,402
Playtech plc	58,243	368,723
Polypipe Group plc	42,684	198,020
Porvair plc	4,494	28,759
Premier Foods plc (b) (e)	334,879	184,633
Premier Oil plc (b)	245,706	441,034
Provident Financial plc (b)	6,235	49,053
PZ Cussons plc	102,110	311,055
QinetiQ Group plc	183,469	683,884
Quilter plc (144A)	29,252	51,168
Rank Group plc	29,633	65,664
Rathbone Brothers plc	14,144	442,314
REA Holdings plc (b)	1,120	4,350
Redrow plc	98,104	745,167
Renewi plc	221,260	164,310
Renishaw plc	12,189	753,192
Renold plc (b)	64,766	33,638
Restaurant Group plc (The)	62,168	241,329
Revolution Bars Group plc	5,460	9,037
Ricardo plc	13,452	148,236
Rightmove plc	78,501	481,905
River & Mercantile Group plc	112	455
RM plc	43,283	115,094

BHFTII-95

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Robert Walters plc	14,599	$129,355
Rotork plc	262,065	1,127,977
RPC Group plc	140,988	1,459,540
RPS Group plc	100,537	288,116
S&U plc	343	11,645
Saga plc	79,549	135,614
Savills plc	62,765	638,892
SDL plc	33,826	210,291
Secure Trust Bank plc	458	10,103
Senior plc	166,890	678,582
Serco Group plc (b)	11,016	14,041
Severfield plc	100,890	98,610
SIG plc	252,797	417,756
Sirius Minerals plc (b)	206,237	75,097
Soco International plc	50,968	57,400
Softcat plc	30,909	319,976
Spectris plc	29,944	925,261
Speedy Hire plc	205,988	173,406
Spirax-Sarco Engineering plc	4,455	423,695
Spire Healthcare Group plc (144A)	6,876	12,764
Spirent Communications plc	217,958	383,541
Sportech plc (b)	20,264	16,757
Sports Direct International plc (b)	32,908	146,182
SSP Group plc	115,594	1,090,494
St. Ives plc	58,134	77,992
St. Modwen Properties plc	86,555	428,704
Stagecoach Group plc	127,734	260,301
Stallergenes Greer plc (b)	569	20,283
SThree plc	33,106	162,690
Stobart Group, Ltd.	59,107	191,232
Stock Spirits Group plc	15,585	40,011
STV Group plc	2,636	13,374
Superdry plc	18,185	257,241
Synthomer plc	88,503	623,974
TalkTalk Telecom Group plc (e)	151,305	243,248
Tate & Lyle plc	153,810	1,368,194
Ted Baker plc	8,726	262,891
Telecom Plus plc	20,692	281,024
Thomas Cook Group plc	438,591	330,978
Topps Tiles plc	61,961	50,806
TP ICAP plc	203,445	708,490
Travis Perkins plc	39,968	554,260
Trifast plc	15,629	46,630
Trinity Mirror plc	157,693	138,121
TT electronics plc	79,682	270,031
U & I Group plc	54,856	162,672
Ultra Electronics Holdings plc	27,882	576,535
Urban & Civic plc	3,640	14,423
Vectura Group plc (b)	245,376	255,019
Vesuvius plc	95,731	804,420
Victrex plc	29,970	1,303,713
Virgin Money Holdings UK plc	10,680	53,349
Vitec Group plc (The)	10,351	188,708
Volex plc (b)	20,438	22,472
Vp plc	3,307	47,091
Weir Group plc (The)	247	5,675
WH Smith plc	35,182	945,095

United Kingdom—(Continued)
William Hill plc	315,264	1,035,863
Wincanton plc	37,122	107,455
Xaar plc	18,088	38,649

		99,899,305

United States—0.3%
Alacer Gold Corp. (b)	102,778	159,142
Argonaut Gold, Inc. (b)	57,325	63,465
Energy Fuels, Inc. (b)	19,715	64,412
Golden Star Resources, Ltd. (b)	140,963	103,677
HJ Capital International Holdings Co., Ltd. (b)	520,000	4,909
Mitel Networks Corp. (b)	25,492	280,646
REC Silicon ASA (b) (e)	643,607	49,960
Reliance Worldwide Corp., Ltd.	73,999	276,535
Sims Metal Management, Ltd.	81,887	745,322
Tahoe Resources, Inc. (b) (e)	78,950	218,211
YTO Express Holdings, Ltd.	18,000	5,942

		1,972,221

Total Common Stocks (Cost $551,265,591)		672,299,117

Preferred Stocks—0.2%

Germany—0.2%
Biotest AG ,	3,558	98,927
Draegerwerk AG & Co. KGaA ,	1,708	108,290
FUCHS Petrolub SE ,	912	50,938
Jungheinrich AG ,	13,710	521,746
Sartorius AG ,	447	72,548
Sixt SE ,	3,916	311,902
Sto SE & Co. KGaA ,	190	20,297
Villeroy & Boch AG ,	505	9,346

Total Preferred Stocks (Cost $923,139)		1,193,994

Rights—0.0%

Australia—0.0%
Centrebet International, Ltd. (Litigation Units) (b) (c)	9,600	0

Austria—0.0%
Intercell AG, Expires 05/16/13 (a) (b) (c) (d)	24,163	0

France—0.0%
GL Events, Expires 10/08/18 (b)	3,903	1,813

Hong Kong—0.0%
Fortune Oil CVR (a) (b) (d)	575,627	0

Japan—0.0%
SAMTY Co., Ltd., Expires 11/19/18 (b) (c)	2,600	11,796

BHFTII-96

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Rights—(Continued)

Security Description	Shares/ Principal Amount*	Value

Singapore—0.0%
Hong Leong Asia, Ltd., Expires 10/19/18 (b) (c)	41,000	$600

Sweden—0.0%
Mekonomen AB, Expires 10/18/18 (b)	36,900	28,113

United Kingdom—0.0%
Ladbrokes Coral Group	312,983	44,180

Total Rights (Cost $34,364)		86,502

Warrant—0.0%

Canada—0.0%
Tervita Corp., Expires 07/19/20 (b) (e)	733	142

Israel—0.0%
Space Communication, Ltd., Expires 10/23/18 (b)	1	0

Singapore—0.0%
Ezion Holdings, Ltd., Expires 04/16/23 (a) (b) (c) (d)	309,737	0

Total Warrants (Cost $2)		142

Short-Term Investment—0.2%

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $1,370,746; collateralized by U.S. Treasury Note at 2.375%, maturing 08/15/24, with a market value of $1,401,124.	1,370,631	1,370,631

Total Short-Term Investments (Cost $1,370,631)		1,370,631

Securities Lending Reinvestments (f)—3.2%

Certificates of Deposit—0.7%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (g)	500,000	499,991
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (g)	500,000	500,477
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (g)	500,000	499,899
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (g)	500,000	500,020
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	1,000,000	1,000,002
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (g)	500,000	499,983
Wells Fargo Bank N.A. 2.475%, 3M LIBOR + 0.140%, 10/26/18 (g)	500,000	500,083
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (g)	500,000	500,266

		4,500,721

Security Description	Principal Amount*	Value

Commercial Paper—0.1%
Starbird Funding Corp. 2.280%, 11/08/18	497,150	$498,723

Repurchase Agreements—2.1%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $1,010,506; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $1,054,286.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $500,093; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $510,000.	500,000	500,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $300,056; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $306,000.	300,000	300,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $500,093; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $510,000.	500,000	500,000
Deutsche Bank AG, London Repurchase Agreement dated 08/24/18 at 2.560%, due on 10/01/18 with a maturity value of $1,704,594; collateralized by various Common Stock with an aggregate market value of $1,892,648.	1,700,000	1,700,000
Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $305,653; collateralized by various Common Stock with an aggregate market value of $333,997.	300,000	300,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $301,190; collateralized by various Common Stock with an aggregate market value of $333,374.	300,000	300,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $1,136,924; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $1,158,566.	1,136,715	1,136,715
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $318,043; collateralized by various Common Stock with an aggregate market value of $330,000.	300,000	300,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $1,039,062; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000

BHFTII-97

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $2,000,961; collateralized by various Common Stock with an aggregate market value of $2,200,429.	2,000,000	$2,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $509,913; collateralized by various Common Stock with an aggregate market value of $556,328.	500,000	500,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $506,468; collateralized by various Common Stock with an aggregate market value of $556,328.	500,000	500,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $502,568; collateralized by various Common Stock with an aggregate market value of $556,372.	500,000	500,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $607,970; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $666,389.	600,000	600,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $809,959; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $888,519.	800,000	800,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $810,215; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $888,519.	800,000	800,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $809,599; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $888,519.	800,000	800,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $301,697; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $333,195.	300,000	300,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $605,772; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $666,389.	600,000	600,000

		14,436,715

Security Description	Principal Amount*	Value

Time Deposits—0.3%
DZ Bank AG 2.150%, 10/01/18	1,000,000	$1,000,000
Nordea Bank New York 2.140%, 10/01/18	1,000,000	1,000,000

		2,000,000

Total Securities Lending Reinvestments (Cost $21,435,513)		21,436,159

Total Investments—102.7% (Cost $575,029,240)		696,386,545
Other assets and liabilities (net)—(2.7)%		(18,267,835)

Net Assets—100.0%		$678,118,710

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 0.1% of net assets.
(b)	Non-income producing security.
(c)	Illiquid security. As of September 30, 2018, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $20,252,915 and the collateral received consisted of cash in the amount of $21,351,831. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $13,616,279 which is 2.0% of net assets.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

Ten Largest Industries as of September 30, 2018 (Unaudited)	% of Net Assets
Machinery	6.8
Real Estate Management & Development	4.6
Metals & Mining	4.6
Banks	4.1
Capital Markets	3.6
Construction & Engineering	3.4
Food Products	3.4
Chemicals	3.3
Oil, Gas & Consumable Fuels	3.3
Hotels, Restaurants & Leisure	3.2

BHFTII-98

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$503,668	$45,431,196	$13,937	$45,948,801
Austria	—	8,795,017	0	8,795,017
Belgium	1,855,110	8,995,943	—	10,851,053
Canada	57,935,743	473,465	805	58,410,013
China	113,780	1,224,719	—	1,338,499
Colombia	43,471	—	—	43,471
Denmark	—	15,529,119	—	15,529,119
Finland	—	18,148,660	—	18,148,660
France	431,210	27,264,712	—	27,695,922
Georgia	—	158,481	—	158,481
Germany	—	40,998,689	—	40,998,689
Ghana	—	1,567,639	—	1,567,639
Greenland	—	1,578	—	1,578
Guernsey, Channel Islands	—	36,335	—	36,335
Hong Kong	724,798	17,140,826	55,987	17,921,611
Ireland	—	3,030,877	—	3,030,877
Isle of Man	—	1,921	—	1,921
Israel	49,873	7,032,792	—	7,082,665
Italy	—	29,856,194	0	29,856,194
Japan	—	169,228,102	893,726	170,121,828
Jersey, Channel Islands	—	472,935	—	472,935
Jordan	—	308,523	—	308,523
Kazakhstan	—	301,039	—	301,039
Liechtenstein	—	320,797	—	320,797
Luxembourg	—	1,060,632	—	1,060,632
Macau	—	65,153	—	65,153
Malaysia	3,053	—	—	3,053
Malta	—	499,324	—	499,324
Monaco	253,083	—	—	253,083
Netherlands	—	18,207,336	7	18,207,343
New Zealand	—	4,856,189	—	4,856,189
Norway	141,857	6,027,645	—	6,169,502
Peru	—	159,174	—	159,174
Philippines	—	9,830	—	9,830
Portugal	—	2,676,101	0	2,676,101
Russia	—	114,933	—	114,933
Singapore	96,745	7,339,743	45,012	7,481,500
South Africa	8,837	137,846	—	146,683
Spain	—	17,900,332	0	17,900,332
Sweden	—	19,170,199	—	19,170,199
Switzerland	—	32,630,584	—	32,630,584

BHFTII-99

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
United Arab Emirates	$—	$82,309	$—	$82,309
United Kingdom	4,350	99,894,955	—	99,899,305
United States	889,553	1,082,668	—	1,972,221
Total Common Stocks	63,055,131	608,234,512	1,009,474	672,299,117
Total Preferred Stocks*	—	1,193,994	—	1,193,994
Rights
Australia	—	0	—	0
Austria	—	—	0	0
France	1,813	—	—	1,813
Hong Kong	—	—	0	0
Japan	—	11,796	—	11,796
Singapore	600	—	—	600
Sweden	28,113	—	—	28,113
United Kingdom	—	44,180	—	44,180
Total Rights	30,526	55,976	0	86,502
Warrant
Canada	142	—	—	142
Israel	—	0	—	0
Singapore	—	—	0	0
Total Warrants	142	0	0	142
Total Short-Term Investment*	—	1,370,631	—	1,370,631
Total Securities Lending Reinvestments*	—	21,436,159	—	21,436,159
Total Investments	$63,085,799	$632,291,272	$1,009,474	$696,386,545

Collateral for Securities Loaned (Liability)	$—	$(21,351,831)	$—	$(21,351,831)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2018 is not presented.

Transfers from Level 2 to Level 1 in the amount of $1,300,263 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 in the amount of $966,866 were due to the application of a systematic fair valuation model factor.

Transfers from Level 3 to Level 2 in the amount of $224,057 were due to the resumption of trading activity which resulted in the availability of significant observable inputs. Transfers from Level 1 and Level 2 to Level 3 in the amount of $1,087,213 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTII-100

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—61.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.9%
Boeing Co. (The)	35,779	$13,306,210
General Dynamics Corp.	33,452	6,848,294
Harris Corp.	26,458	4,476,958
Lockheed Martin Corp.	32,350	11,191,806
Moog, Inc. - Class A	22,396	1,925,384

		37,748,652

Air Freight & Logistics—0.1%
FedEx Corp.	3,468	835,060

Airlines—0.2%
JetBlue Airways Corp. (a) (b)	113,899	2,205,085
Spirit Airlines, Inc. (a) (b)	12,089	567,820

		2,772,905

Banks—1.9%
Bank of America Corp.	771,903	22,740,262
Zions Bancorp	46,117	2,312,768

		25,053,030

Beverages—1.1%
Coca-Cola Co. (The)	222,423	10,273,718
Monster Beverage Corp. (a)	58,352	3,400,755

		13,674,473

Biotechnology—1.1%
Aduro Biotech, Inc. (a)	35,106	258,029
Alnylam Pharmaceuticals, Inc. (a) (b)	6,774	592,860
Aptinyx, Inc. (a) (b)	21,596	625,420
Arcus Biosciences, Inc. (a) (b)	11,888	165,719
Audentes Therapeutics, Inc. (a)	9,048	358,210
Biogen, Inc. (a)	2,841	1,003,754
Biohaven Pharmaceutical Holding Co., Ltd. (a)	25,856	970,893
Bluebird Bio, Inc. (a) (b)	4,382	639,772
Calithera Biosciences, Inc. (a)	14,741	77,390
Celgene Corp. (a)	2,831	253,346
Coherus Biosciences, Inc. (a)	38,405	633,683
Five Prime Therapeutics, Inc. (a) (b)	5,670	78,926
Forty Seven, Inc. (a)	25,145	375,163
G1 Therapeutics, Inc. (a) (b)	9,009	471,081
Global Blood Therapeutics, Inc. (a) (b)	9,639	366,282
GlycoMimetics, Inc. (a)	40,306	580,406
Heron Therapeutics, Inc. (a)	7,966	252,124
Incyte Corp. (a)	6,954	480,382
Ironwood Pharmaceuticals, Inc. (a)	35,699	659,004
Jounce Therapeutics, Inc. (a)	8,043	52,280
Karyopharm Therapeutics, Inc. (a)	29,147	496,373
Loxo Oncology, Inc. (a)	5,079	867,646
Momenta Pharmaceuticals, Inc. (a)	27,582	725,407
Neon Therapeutics, Inc. (a) (b)	6,879	58,747
Ra Pharmaceuticals, Inc. (a)	20,912	378,298
Radius Health, Inc. (a)	12,031	214,152
Regeneron Pharmaceuticals, Inc. (a)	893	360,808
Rigel Pharmaceuticals, Inc. (a)	41,463	133,096
Seattle Genetics, Inc. (a)	16,178	1,247,647

Security Description	Shares	Value

Biotechnology—(Continued)
Spark Therapeutics, Inc. (a) (b)	4,000	$218,200
Syndax Pharmaceuticals, Inc. (a) (b)	26,685	215,615
TESARO, Inc. (a) (b)	6,896	269,013
Trevena, Inc. (a) (b)	63,243	134,075

		14,213,801

Capital Markets—1.6%
Blucora, Inc. (a)	116,098	4,672,944
Cohen & Steers, Inc. (b)	45,536	1,849,217
Northern Trust Corp. (b)	44,604	4,555,407
Raymond James Financial, Inc. (b)	53,375	4,913,169
TD Ameritrade Holding Corp.	94,518	4,993,386

		20,984,123

Chemicals—1.3%
Cabot Corp.	24,933	1,563,798
Celanese Corp.	23,647	2,695,758
DowDuPont, Inc.	62,103	3,993,844
FMC Corp.	17,563	1,531,142
PPG Industries, Inc.	32,483	3,544,870
Praxair, Inc.	16,264	2,614,113
Westlake Chemical Corp. (b)	10,795	897,172

		16,840,697

Construction & Engineering—0.0%
Jacobs Engineering Group, Inc.	7,241	553,937

Construction Materials—0.1%
Martin Marietta Materials, Inc. (b)	828	150,654
Vulcan Materials Co.	5,584	620,941

		771,595

Consumer Finance—0.7%
American Express Co.	38,986	4,151,619
Capital One Financial Corp.	30,258	2,872,392
OneMain Holdings, Inc. (a)	70,300	2,362,783

		9,386,794

Containers & Packaging—0.5%
Ardagh Group S.A.	46,000	767,740
Ball Corp. (b)	83,602	3,677,652
International Paper Co.	52,334	2,572,216

		7,017,608

Diversified Financial Services—0.2%
Voya Financial, Inc.	48,852	2,426,479

Diversified Telecommunication Services—1.0%
Verizon Communications, Inc.	238,743	12,746,489

Electric Utilities—1.5%
Avangrid, Inc.	41,077	1,968,821
Edison International	78,780	5,331,830
Exelon Corp.	85,929	3,751,660

BHFTII-101

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
NextEra Energy, Inc.	34,702	$5,816,055
PG&E Corp. (a)	47,899	2,203,833

		19,072,199

Electrical Equipment—0.3%
AMETEK, Inc.	20,710	1,638,575
Eaton Corp. plc	29,596	2,566,861

		4,205,436

Electronic Equipment, Instruments & Components—0.4%
Flex, Ltd. (a)	393,704	5,165,396

Energy Equipment & Services—0.5%
Baker Hughes a GE Co.	79,851	2,701,360
Halliburton Co.	76,974	3,119,756

		5,821,116

Entertainment—1.0%
Cinemark Holdings, Inc. (b)	11,797	474,239
Electronic Arts, Inc. (a)	20,512	2,471,491
Liberty Media Corp.-Liberty Formula One - Class C (a)	39,223	1,458,703
Netflix, Inc. (a)	8,385	3,137,080
Spotify Technology S.A. (a)	4,603	832,361
Twenty-First Century Fox, Inc. - Class A	31,263	1,448,415
Viacom, Inc. - Class B	31,694	1,069,989
Walt Disney Co. (The) (b)	12,591	1,472,392

		12,364,670

Equity Real Estate Investment Trusts—1.7%
Alexandria Real Estate Equities, Inc.	22,007	2,768,260
American Tower Corp.	58,773	8,539,717
Camden Property Trust	25,452	2,381,544
Equinix, Inc.	6,643	2,875,688
Outfront Media, Inc.	44,819	894,139
Public Storage	9,163	1,847,536
Simon Property Group, Inc.	18,152	3,208,366

		22,515,250

Food & Staples Retailing—0.8%
Costco Wholesale Corp.	19,138	4,495,134
Sysco Corp.	34,840	2,552,030
U.S. Foods Holding Corp. (a)	93,192	2,872,177

		9,919,341

Food Products—1.2%
Archer-Daniels-Midland Co.	43,749	2,199,262
Fresh Del Monte Produce, Inc.	29,947	1,014,904
Freshpet, Inc. (a)	31,918	1,171,391
Hormel Foods Corp. (b)	28,216	1,111,710
Hostess Brands, Inc. (a) (b)	145,846	1,614,515
McCormick & Co., Inc.	16,675	2,196,931
Post Holdings, Inc. (a) (b)	57,987	5,685,046

		14,993,759

Health Care Equipment & Supplies—2.6%
Abbott Laboratories	85,821	6,295,829
Baxter International, Inc.	41,477	3,197,462
Boston Scientific Corp. (a)	230,426	8,871,401
Danaher Corp.	41,869	4,549,485
Medtronic plc	107,128	10,538,181

		33,452,358

Health Care Providers & Services—1.6%
HCA Healthcare, Inc.	27,470	3,821,626
UnitedHealth Group, Inc.	65,343	17,383,852

		21,205,478

Hotels, Restaurants & Leisure—0.9%
Hilton Worldwide Holdings, Inc.	46,074	3,721,858
McDonald’s Corp.	42,131	7,048,095
MGM Resorts International	38,245	1,067,418

		11,837,371

Household Durables—0.1%
Installed Building Products, Inc. (a)	25,805	1,006,395

Independent Power and Renewable Electricity Producers—0.4%
NRG Energy, Inc.	126,029	4,713,485

Industrial Conglomerates—0.5%
3M Co. (b)	18,091	3,811,954
General Electric Co.	264,913	2,990,868

		6,802,822

Insurance—2.5%
Allstate Corp. (The)	12,043	1,188,644
American International Group, Inc.	118,905	6,330,502
Assurant, Inc.	29,741	3,210,541
Assured Guaranty, Ltd.	113,738	4,803,156
Athene Holding, Ltd. - Class A (a)	78,713	4,066,313
Hartford Financial Services Group, Inc. (The)	46,809	2,338,578
Marsh & McLennan Cos., Inc. (b)	62,754	5,191,011
Prudential Financial, Inc.	34,253	3,470,514
Trupanion, Inc. (a) (b)	38,600	1,379,178

		31,978,437

Interactive Media & Services—2.4%
Alphabet, Inc. - Class A (a)	20,035	24,183,848
Facebook, Inc. - Class A (a)	40,669	6,688,424

		30,872,272

Internet & Direct Marketing Retail—3.6%
Amazon.com, Inc. (a)	16,393	32,835,179
eBay, Inc. (a)	59,216	1,955,312
Etsy, Inc. (a)	41,709	2,143,009
Expedia Group, Inc. (b)	28,968	3,779,745
Wayfair, Inc. - Class A (a) (b)	37,117	5,481,067

		46,194,312

BHFTII-102

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—2.7%
Accenture plc - Class A	6,442	$1,096,428
Alliance Data Systems Corp.	5,856	1,382,953
FleetCor Technologies, Inc. (a)	15,621	3,559,089
Genpact, Ltd.	53,703	1,643,849
Global Payments, Inc.	43,187	5,502,024
GoDaddy, Inc. - Class A (a)	51,723	4,313,181
PayPal Holdings, Inc. (a)	46,779	4,109,067
Total System Services, Inc.	8,403	829,712
Visa, Inc. - Class A	68,484	10,278,764
WEX, Inc. (a)	9,963	2,000,172

		34,715,239

Life Sciences Tools & Services—0.6%
Thermo Fisher Scientific, Inc.	30,093	7,345,099

Machinery—0.9%
AGCO Corp.	6,104	371,062
Caterpillar, Inc.	17,015	2,594,617
Deere & Co.	14,708	2,211,054
Fortive Corp.	25,572	2,153,162
Greenbrier Cos., Inc. (The)	19,126	1,149,473
Illinois Tool Works, Inc. (b)	14,493	2,045,252
Pentair plc	33,571	1,455,303

		11,979,923

Marine—0.0%
Kirby Corp. (a) (b)	7,349	604,455

Media—1.4%
Charter Communications, Inc. - Class A (a)	18,009	5,868,773
Comcast Corp. - Class A	288,831	10,227,505
Interpublic Group of Cos., Inc. (The)	56,347	1,288,656
New York Times Co. (The) - Class A (b)	17,845	413,112

		17,798,046

Metals & Mining—0.2%
Alcoa Corp. (a)	18,634	752,814
ArcelorMittal	2,665	82,242
Freeport-McMoRan, Inc.	22,659	315,413
Southern Copper Corp.	5,391	232,568
Steel Dynamics, Inc.	18,728	846,318

		2,229,355

Multi-Utilities—0.4%
Sempra Energy	47,086	5,356,032

Oil, Gas & Consumable Fuels—3.0%
Andeavor	16,878	2,590,773
Cabot Oil & Gas Corp. (b)	17,228	387,975
Chevron Corp.	59,111	7,228,093
Concho Resources, Inc. (a) (b)	14,966	2,286,056
Diamondback Energy, Inc.	13,087	1,769,232
Encana Corp.	89,581	1,174,407
EOG Resources, Inc. (b)	2,998	382,455
Exxon Mobil Corp.	163,005	13,858,685

Oil, Gas & Consumable Fuels—(Continued)
Marathon Petroleum Corp. (b)	30,901	2,471,153
Newfield Exploration Co. (a) (b)	51,314	1,479,383
Noble Energy, Inc.	10,399	324,345
ONEOK, Inc.	26,518	1,797,655
Paragon Offshore Finance Co. - Class A (a) (h)	162	172
Paragon Offshore Finance Co. - Class B (a) (h)	81	3,230
Templar Energy LLC (a) (h)	2,426	2,547
TransCanada Corp.	64,103	2,593,607

		38,349,768

Personal Products—0.6%
Coty, Inc. - Class A (b)	257,781	3,237,729
Unilever NV	69,005	3,833,228

		7,070,957

Pharmaceuticals—2.9%
Aerie Pharmaceuticals, Inc. (a) (b)	13,052	803,351
Allergan plc	46,698	8,895,035
Amneal Pharmaceuticals, Inc. (a) (b)	66,842	1,483,224
Assembly Biosciences, Inc. (a) (b)	7,600	282,264
AstraZeneca plc (ADR) (b)	155,443	6,150,880
Bristol-Myers Squibb Co.	131,839	8,184,565
Clearside Biomedical, Inc. (a)	10,600	65,190
Dermira, Inc. (a)	60,417	658,545
Elanco Animal Health, Inc. (a)	14,500	505,905
Kala Pharmaceuticals, Inc. (a)	17,700	174,699
Mylan NV (a)	105,149	3,848,453
MyoKardia, Inc. (a)	13,634	888,937
Nektar Therapeutics (a)	10,417	635,020
Otonomy, Inc. (a)	28,096	77,264
Revance Therapeutics, Inc. (a) (b)	20,027	497,671
Teva Pharmaceutical Industries, Ltd. (ADR)	195,939	4,220,526
Tricida, Inc. (a)	16,500	504,075

		37,875,604

Professional Services—0.7%
Equifax, Inc.	14,785	1,930,478
IHS Markit, Ltd. (a)	61,693	3,328,954
TransUnion	25,023	1,841,192
TriNet Group, Inc. (a)	30,450	1,714,944

		8,815,568

Road & Rail—0.6%
Norfolk Southern Corp.	19,783	3,570,832
Union Pacific Corp.	22,258	3,624,270

		7,195,102

Semiconductors & Semiconductor Equipment—2.7%
Advanced Micro Devices, Inc. (a) (b)	284,450	8,786,661
Broadcom, Inc.	26,591	6,560,797
Intel Corp.	99,211	4,691,688
KLA-Tencor Corp.	12,751	1,296,904
Marvell Technology Group, Ltd.	43,040	830,672
Micron Technology, Inc. (a) (b)	45,478	2,056,970
NVIDIA Corp.	14,946	4,200,125

BHFTII-103

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Semiconductors & Semiconductor Equipment—(Continued)
Teradyne, Inc.	91,954	$3,400,459
Texas Instruments, Inc.	29,830	3,200,461

		35,024,737

Software—3.8%
Adobe Systems, Inc. (a)	6,701	1,808,935
Atlassian Corp. plc - Class A (a)	2,039	196,029
Autodesk, Inc. (a)	7,506	1,171,762
Guidewire Software, Inc. (a) (b)	13,014	1,314,544
Microsoft Corp.	232,259	26,563,462
PTC, Inc. (a) (b)	9,766	1,037,052
Salesforce.com, Inc. (a)	30,742	4,888,900
ServiceNow, Inc. (a)	8,526	1,667,941
Splunk, Inc. (a)	5,223	631,513
SS&C Technologies Holdings, Inc.	133,475	7,585,384
Workday, Inc. - Class A (a) (b)	17,509	2,555,964

		49,421,486

Specialty Retail—1.3%
Lowe’s Cos., Inc.	35,981	4,131,338
National Vision Holdings, Inc. (a)	92,905	4,193,732
TJX Cos., Inc. (The)	69,836	7,823,029

		16,148,099

Technology Hardware, Storage & Peripherals—2.2%
Apple, Inc.	128,180	28,935,353

Textiles, Apparel & Luxury Goods—0.8%
NIKE, Inc. - Class B	64,615	5,474,183
Skechers USA, Inc. - Class A (a)	18,283	510,644
Tapestry, Inc.	30,848	1,550,729
Under Armour, Inc. - Class A (a) (b)	58,037	1,231,545
Under Armour, Inc. - Class C (a) (b)	104,009	2,024,015

		10,791,116

Thrifts & Mortgage Finance—0.1%
MGIC Investment Corp. (a)	114,804	1,528,041

Tobacco—1.4%
Altria Group, Inc.	142,777	8,610,881
British American Tobacco plc (ADR)	171,331	7,989,164
Philip Morris International, Inc.	21,753	1,773,740

		18,373,785

Trading Companies & Distributors—0.1%
Air Lease Corp.	14,100	646,908

Total Common Stocks (Cost $645,622,223)		787,350,413

U.S. Treasury & Government Agencies—22.0%

Agency Sponsored Mortgage-Backed—18.9%
Fannie Mae 15 Yr. Pool 3.000%, 07/01/28	1,498,284	1,485,340

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 15 Yr. Pool 3.000%, 02/01/31	185,588	183,507
3.500%, 07/01/28	221,390	223,455
3.500%, TBA (d)	300,000	301,542
4.000%, 04/01/26	38,372	39,283
4.000%, 02/01/29	912,774	932,037
4.500%, 06/01/24	195,929	203,151
4.500%, 02/01/25	47,731	49,275
4.500%, 04/01/25	7,751	8,018
4.500%, 07/01/25	40,554	42,072
4.500%, 06/01/26	848,692	880,152
5.000%, TBA (d)	500,000	514,698
Fannie Mae 20 Yr. Pool 3.000%, 03/01/37	881,700	859,870
Fannie Mae 30 Yr. Pool 3.000%, 02/01/43	746,524	721,218
3.000%, 03/01/43	960,088	927,185
3.000%, 04/01/43	876,423	846,337
3.000%, 05/01/43	2,423,066	2,339,675
3.000%, 06/01/43	285,425	275,579
3.000%, 04/01/47	8,645,761	8,281,226
3.500%, 03/01/43	48,424	48,041
3.500%, 05/01/43	88,429	87,573
3.500%, 07/01/43	218,747	216,905
3.500%, 08/01/43	411,091	407,647
3.500%, 10/01/44	384,652	380,275
3.500%, 02/01/45	467,292	461,864
3.500%, 09/01/46	898,487	887,000
3.500%, 10/01/46	392,625	387,618
3.500%, 11/01/46	260,426	257,132
3.500%, 09/01/47	359,182	353,713
3.500%, 12/01/47	196,032	193,078
3.500%, 01/01/48	1,361,716	1,340,839
3.500%, 02/01/48	284,520	280,567
3.500%, TBA (d)	53,202,000	52,354,652
4.000%, 10/01/40	818,374	832,537
4.000%, 11/01/40	371,072	377,520
4.000%, 12/01/40	267,155	271,800
4.000%, 02/01/41	129,041	131,363
4.000%, 03/01/41	302,874	308,141
4.000%, 08/01/42	170,114	173,072
4.000%, 09/01/42	268,956	273,632
4.000%, 03/01/45	46,542	47,086
4.000%, 07/01/45	238,068	242,030
4.000%, 05/01/46	143,527	145,082
4.000%, 06/01/46	313,885	317,299
4.000%, 04/01/47	329,929	335,161
4.000%, TBA (d)	16,165,000	16,322,447
4.500%, 10/01/40	739,877	770,358
4.500%, 09/01/41	92,415	96,064
4.500%, 10/01/41	318,005	330,883
4.500%, 08/01/42	108,341	112,478
4.500%, 09/01/43	1,792,919	1,860,964
4.500%, 10/01/43	228,273	236,613
4.500%, 12/01/43	191,847	199,069

BHFTII-104

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 01/01/44	574,020	$597,270
4.500%, TBA (d)	2,700,000	2,785,324
5.000%, 04/01/33	3,420	3,632
5.000%, 07/01/33	10,460	11,099
5.000%, 09/01/33	162,288	172,302
5.000%, 11/01/33	42,060	44,795
5.000%, 12/01/33	16,892	17,935
5.000%, 02/01/34	7,579	8,048
5.000%, 03/01/34	3,582	3,803
5.000%, 04/01/34	3,406	3,616
5.000%, 06/01/34	3,578	3,797
5.000%, 07/01/34	49,425	52,475
5.000%, 10/01/34	123,849	131,490
5.000%, 07/01/35	85,961	91,268
5.000%, 10/01/35	94,489	100,326
5.000%, 12/01/35	75,246	79,889
5.000%, 08/01/36	69,249	73,530
5.000%, 07/01/37	37,759	40,093
5.000%, 07/01/41	72,941	77,616
5.000%, 08/01/41	36,185	38,504
5.000%, 06/01/47	732,854	769,745
5.000%, TBA (d)	1,900,000	1,994,555
5.500%, 08/01/28	25,062	26,756
5.500%, 04/01/33	45,767	49,407
5.500%, 08/01/37	265,789	287,268
5.500%, 04/01/41	21,654	23,306
6.000%, 03/01/28	2,154	2,327
6.000%, 05/01/28	4,018	4,340
6.000%, 02/01/34	184,787	203,542
6.000%, 08/01/34	97,316	107,182
6.000%, 04/01/35	834,947	919,567
6.000%, 02/01/38	65,395	71,950
6.000%, 03/01/38	20,999	23,110
6.000%, 05/01/38	65,159	71,712
6.000%, 10/01/38	19,081	21,036
6.000%, 12/01/38	24,242	26,726
6.000%, TBA (d)	1,000,000	1,080,889
6.500%, 05/01/40	477,009	526,262
Fannie Mae ARM Pool
3.539%, 12M LIBOR + 1.797%, 12/01/40 (e)	72,559	75,704
3.725%, 12M LIBOR + 1.750%, 03/01/41 (e)	65,620	68,248
3.836%, 12M LIBOR + 1.820%, 03/01/41 (e)	22,292	23,415
4.100%, 12M LIBOR + 1.776%, 06/01/41 (e)	157,430	164,771
4.109%, 12M LIBOR + 1.825%, 09/01/41 (e)	83,902	87,752
Fannie Mae Connecticut Avenue Securities (CMO)
2.936%, 1M LIBOR + 0.720%, 01/25/31 (e)	807,171	808,629
5.766%, 1M LIBOR + 3.550%, 07/25/29 (e)	390,000	425,764
6.566%, 1M LIBOR + 4.350%, 05/25/29 (e)	780,142	872,690
7.116%, 1M LIBOR + 4.900%, 11/25/24 (e)	285,521	326,937
7.916%, 1M LIBOR + 5.700%, 04/25/28 (e)	157,514	183,139
8.216%, 1M LIBOR + 6.000%, 09/25/28 (e)	129,000	151,762
Fannie Mae Interest Strip (CMO) 2.000%, 09/25/39	431,761	401,421
4.000%, 05/25/27 (f)	332,907	30,444
Fannie Mae Pool 2.390%, 09/01/28	125,000	113,330

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae Pool 3.025%, 11/01/29	400,000	377,232
3.140%, 11/01/27	666,624	649,704
3.170%, 11/01/29	300,000	286,616
3.170%, 02/01/30	1,300,000	1,240,863
3.175%, 01/01/30	1,400,000	1,332,523
3.180%, 12/01/29	1,000,000	955,978
3.240%, 12/01/26	81,489	80,123
3.410%, 08/01/27	477,744	474,827
3.500%, 09/01/57	2,236,771	2,195,629
3.660%, 07/01/30	500,000	499,604
3.890%, 05/01/30	100,246	101,972
3.960%, 05/01/34	42,192	43,047
Fannie Mae REMICS (CMO) Zero Coupon, 03/25/36 (g)	29,754	24,094
Zero Coupon, 06/25/36 (g) (h)	243,370	203,865
1.491%, 08/25/44 (e) (f) (h)	726,406	28,519
1.498%, 04/25/55 (e) (f)	769,288	35,808
1.526%, 05/25/46 (e) (f) (h)	788,218	35,968
1.682%, 06/25/55 (e) (f) (h)	615,026	29,936
1.750%, 12/25/42	571,792	532,249
2.000%, 08/25/43	271,440	250,894
2.500%, 06/25/28 (f) (h)	185,939	13,950
3.000%, 02/25/27 (f) (h)	484,693	35,540
3.000%, 09/25/27 (f) (h)	168,265	14,549
3.000%, 01/25/28 (f) (h)	1,148,583	95,122
3.000%, 09/25/47	1,463,285	1,426,389
3.000%, 06/25/48	1,360,821	1,310,652
3.000%, 10/25/48 (c) (i)	1,103,388	1,075,458
3.500%, 05/25/27 (f) (h)	480,234	48,111
3.500%, 10/25/27 (f) (h)	294,239	28,132
3.500%, 05/25/30 (f) (h)	307,525	36,686
3.500%, 08/25/30 (f) (h)	98,025	11,111
3.500%, 02/25/31 (f) (h)	231,371	20,484
3.500%, 09/25/35 (f) (h)	195,536	29,649
3.500%, 04/25/46	143,109	132,059
3.500%, 10/25/46 (f) (h)	167,140	38,751
3.500%, 11/25/47	1,231,529	1,224,959
3.500%, 02/25/48	365,000	363,403
3.500%, 04/25/48	785,806	782,547
4.000%, 03/25/42 (f) (h)	136,024	20,999
4.000%, 05/25/42 (f) (h)	832,520	112,371
4.000%, 11/25/42 (f) (h)	76,485	11,798
4.500%, 07/25/27 (f) (h)	153,776	15,850
5.463%, 05/25/42 (e) (f)	82,565	9,388
5.500%, 04/25/35 (h)	333,286	365,452
5.500%, 04/25/37	131,505	141,776
5.500%, 09/25/44 (f) (h)	596,699	138,294
6.000%, 01/25/42 (f) (h)	619,293	114,678
6.000%, 09/25/47 (f) (h)	401,509	94,912
Fannie Mae-ACES (CMO) 2.289%, 01/25/22 (e) (f)	1,176,538	40,427
3.193%, 02/25/30 (e)	635,000	598,211
3.329%, 10/25/23 (e)	494,646	496,968
Freddie Mac 15 Yr. Gold Pool 3.000%, 07/01/28	622,983	617,671

BHFTII-105

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool 3.000%, 08/01/29	377,220	$373,645
3.000%, 04/01/33	3,846,247	3,791,806
3.000%, TBA (d)	575,000	566,536
3.500%, TBA (d)	1,500,000	1,507,777
Freddie Mac 20 Yr. Gold Pool 3.000%, 11/01/36	1,201,797	1,171,703
3.000%, 01/01/37	887,535	865,312
3.500%, 08/01/34	791,806	794,376
5.000%, 03/01/27	77,922	81,828
5.000%, 02/01/28	199,723	209,734
5.000%, 03/01/28	99,444	104,428
5.000%, 05/01/28	380,294	399,356
5.000%, 05/01/30	376,562	396,398
Freddie Mac 30 Yr. Gold Pool 3.000%, 12/01/44	18,423	17,737
3.000%, 08/01/46	1,727,490	1,655,516
3.000%, 10/01/46	1,752,121	1,679,120
3.000%, 11/01/46	2,678,103	2,566,604
3.000%, 12/01/46	838,326	803,656
3.000%, 01/01/47	950,502	910,072
3.000%, 01/01/48	8,236,214	7,885,226
3.500%, 08/01/42	122,613	121,744
3.500%, 11/01/42	179,065	177,593
3.500%, 06/01/46	280,356	276,416
3.500%, 10/01/47	1,327,831	1,307,497
3.500%, 03/01/48	675,723	667,055
3.500%, TBA (d)	14,365,000	14,134,374
4.000%, 05/01/42	805,700	820,671
4.000%, 08/01/42	215,613	219,625
4.000%, 09/01/42	291,259	296,409
4.000%, 07/01/44	72,578	73,907
4.000%, 02/01/46	303,150	306,629
4.000%, TBA (d)	14,265,000	14,403,632
4.500%, 09/01/43	120,566	124,868
4.500%, 11/01/43	1,047,116	1,083,325
4.500%, TBA (d)	1,405,000	1,450,168
5.000%, 03/01/38	70,092	74,394
5.000%, 05/01/39	7,614	8,053
5.000%, 06/01/41	409,470	433,616
5.000%, TBA (d)	580,000	609,000
5.500%, 07/01/33	119,370	127,550
5.500%, 04/01/39	48,070	51,850
5.500%, 06/01/41	181,339	195,544
Freddie Mac ARM Non-Gold Pool 3.894%, 12M LIBOR + 1.900%, 02/01/41 (e)	101,270	106,060
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 0.744%, 03/25/27 (e) (f)	4,374,060	190,557
1.586%, 06/25/22 (e) (f)	1,797,935	79,825
1.625%, 12/25/18 (e) (f)	1,914,648	2,048
1.772%, 03/25/22 (e) (f)	1,313,936	61,318
1.858%, 05/25/19 (e) (f)	2,219,162	12,898
Freddie Mac REMICS (CMO) Zero Coupon, 11/15/36 (g)	26,868	24,197
1.750%, 10/15/42	499,326	465,610

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac REMICS (CMO) 2.500%, 05/15/28 (f)	196,578	15,238
3.000%, 03/15/28 (f) (h)	568,344	43,860
3.000%, 05/15/32 (f)	256,158	18,310
3.000%, 03/15/33 (f) (h)	186,825	22,779
3.000%, 08/15/43	875,000	828,065
3.000%, 05/15/46	565,761	553,098
3.000%, 02/15/48	1,051,307	1,030,862
3.250%, 11/15/41	291,000	286,985
3.500%, 06/15/26 (f) (h)	299,108	19,184
3.500%, 09/15/26 (f)	103,420	9,200
3.500%, 03/15/27 (f)	177,135	15,201
3.500%, 03/15/41 (f) (h)	69,919	8,576
4.000%, 07/15/27 (f)	681,730	62,779
4.000%, 03/15/28 (f)	318,860	29,128
4.000%, 06/15/28 (f)	171,620	15,993
4.000%, 07/15/30 (f)	461,205	49,735
4.750%, 07/15/39	509,046	536,722
5.000%, 09/15/33 (f)	245,781	48,147
5.500%, 08/15/33	64,108	68,567
5.500%, 07/15/36	137,028	147,025
5.500%, 06/15/46	183,021	198,153
6.500%, 07/15/36	183,225	200,286
FREMF Mortgage Trust (CMO) 3.089%, 10/25/47 (144A) (e)	770,000	768,106
5.445%, 09/25/43 (144A) (e)	855,000	879,961
Ginnie Mae I 30 Yr. Pool 3.000%, 12/15/44	24,750	24,030
3.000%, 02/15/45	71,278	69,119
3.000%, 04/15/45	947,906	919,192
3.000%, 05/15/45	1,184,062	1,148,194
3.000%, 07/15/45	33,074	32,072
4.000%, 09/15/42	842,007	861,581
4.500%, 04/15/41	592,531	618,067
4.500%, 02/15/42	1,296,292	1,352,270
5.000%, 12/15/38	45,398	48,224
5.000%, 04/15/39	858,561	911,769
5.000%, 07/15/39	83,691	87,898
5.000%, 12/15/40	123,549	131,205
5.500%, 12/15/40	444,452	481,939
Ginnie Mae II 30 Yr. Pool 3.000%, TBA (d)	5,035,000	4,876,378
3.500%, 08/20/47	367,701	365,906
3.500%, TBA (d)	16,103,000	16,012,107
4.000%, 11/20/47	292,145	299,011
4.000%, 03/20/48	1,083,591	1,105,362
4.500%, 01/20/46	134,941	141,373
4.500%, 08/20/48	2,302,970	2,382,786
4.500%, 09/20/48	2,132,072	2,205,965
4.500%, TBA (d)	800,000	826,875
5.000%, 10/20/39	20,389	21,774
5.000%, TBA (d)	2,370,000	2,474,799
Government National Mortgage Association (CMO) 0.779%, 02/16/53 (e) (f)	2,008,981	97,026
1.750%, 09/20/43	94,676	88,675
2.500%, 12/16/39	413,200	398,070

BHFTII-106

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association (CMO) 3.000%, 09/20/28 (f)	216,157	$18,565
3.000%, 02/16/43 (f)	131,815	20,643
3.000%, 03/20/47	158,322	133,345
3.500%, 02/16/27 (f)	92,526	8,252
3.500%, 03/20/27 (f)	228,329	22,426
3.500%, 10/20/29 (f)	1,214,175	137,772
3.500%, 07/20/40 (f)	221,732	24,404
3.500%, 02/20/41 (f)	317,635	37,499
3.500%, 04/20/42 (f)	539,041	68,390
3.500%, 10/20/42 (f)	813,317	150,094
3.500%, 05/20/43 (f) (h)	113,949	20,300
3.500%, 07/20/43 (f) (h)	440,865	69,058
3.500%, 01/20/46	508,000	481,683
4.000%, 12/16/26 (f)	63,610	6,356
4.000%, 05/20/29 (f)	943,866	94,878
4.000%, 05/16/42 (f) (h)	96,364	13,505
4.000%, 03/20/43 (f)	151,984	32,844
4.000%, 01/20/44 (f) (h)	69,014	16,227
4.000%, 11/20/44 (f) (h)	1,137,100	201,276
4.000%, 03/20/47 (f)	549,273	100,940
4.000%, 07/20/47 (f)	828,781	149,753
4.500%, 04/20/45 (f) (h)	243,025	59,359
5.000%, 02/16/40 (f)	636,697	152,160
5.000%, 10/16/41 (f) (h)	366,948	55,390
5.000%, 01/16/47 (f)	162,845	35,869
5.500%, 03/20/39 (f) (h)	458,752	104,885
5.500%, 02/16/47 (f)	443,023	100,183
5.500%, 02/20/47 (f)	273,026	60,423
6.000%, 09/20/40 (f)	488,514	116,656
6.000%, 02/20/46 (f)	422,294	98,021

		243,396,465

U.S. Treasury—3.1%
U.S. Treasury Bonds 2.875%, 11/15/46 (j)	1,600,000	1,504,125
3.000%, 11/15/45 (j) (k)	1,980,000	1,908,844
3.000%, 02/15/47 (k)	1,500,000	1,444,746
3.000%, 02/15/48 (k)	2,840,000	2,731,947
3.750%, 11/15/43 (k)	7,910,000	8,658,360
U.S. Treasury Inflation Indexed Notes 0.250%, 01/15/25 (k) (l) (m)	8,536,231	8,192,565
0.625%, 01/15/26 (b) (l)	2,810,537	2,750,703
U.S. Treasury Notes 1.625%, 11/15/22	7,650,000	7,263,018
1.875%, 11/30/21	5,110,000	4,954,504

		39,408,812

Total U.S. Treasury & Government Agencies (Cost $288,464,852)		282,805,277

Corporate Bonds & Notes—11.4%

Aerospace/Defense—0.2%
Lockheed Martin Corp. 4.090%, 09/15/52	920,000	874,131

Aerospace/Defense—(Continued)
United Technologies Corp. 2.800%, 05/04/24	25,000	23,699
3.650%, 08/16/23 (b)	1,195,000	1,189,058
3.950%, 08/16/25	345,000	342,810
4.625%, 11/16/48	90,000	90,006

		2,519,704

Agriculture—0.4%
Altria Group, Inc. 2.850%, 08/09/22	1,150,000	1,123,653
3.875%, 09/16/46	530,000	464,977
BAT Capital Corp. 2.297%, 08/14/20 (144A)	2,810,000	2,753,624
3.222%, 08/15/24 (144A)	380,000	362,093
4.390%, 08/15/37 (144A)	665,000	617,954
Imperial Brands Finance plc 3.750%, 07/21/22 (144A)	310,000	308,554

		5,630,855

Airlines—0.0%
Delta Air Lines, Inc. 3.625%, 03/15/22	185,000	182,684
3.800%, 04/19/23	280,000	274,252

		456,936

Auto Manufacturers—0.3%
Daimler Canada Finance, Inc. 1.420%, 10/02/18 (CAD) (h)	205,000	158,680
2.689%, 3M CDOR + 0.830%, 07/08/19 (CAD) (e) (h)	335,000	258,801
Ford Credit Canada Co. 2.939%, 02/19/19 (CAD)	270,000	209,298
Ford Motor Co. 5.291%, 12/08/46 (b)	140,000	124,519
Ford Motor Credit Co. LLC 3.815%, 11/02/27 (b)	200,000	178,815
General Motors Co. 5.400%, 04/01/48 (b)	460,000	428,746
5.950%, 04/01/49	315,000	312,422
6.250%, 10/02/43	195,000	199,711
6.750%, 04/01/46	250,000	270,254
General Motors Financial Co., Inc. 3.613%, 3M LIBOR + 1.270%, 10/04/19 (e)	100,000	100,762
3.700%, 05/09/23	300,000	293,382
3.899%, 3M LIBOR + 1.560%, 01/15/20 (b) (e)	200,000	202,603
3.950%, 04/13/24	165,000	160,654
Toyota Credit Canada, Inc. 2.800%, 11/21/18 (CAD)	270,000	209,355
Toyota Motor Credit Corp. 2.459%, 3M LIBOR + 0.140%, 11/14/19 (e)	100,000	100,064

		3,208,066

Auto Parts & Equipment—0.0%
Goodyear Tire & Rubber Co. (The) 5.000%, 05/31/26	60,000	56,415

BHFTII-107

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—3.4%
Banco Bilbao Vizcaya Argentaria S.A. 6.125%, 5Y USD Swap + 3.870%, 11/16/27 (e)	1,200,000	$1,078,500
8.875%, 5Y EUR Swap + 9.177%, 04/14/21 (EUR) (e)	200,000	259,495
Banco de Sabadell S.A. 6.125%, 5Y EUR Swap + 6.051%, 11/23/22 (EUR) (e)	200,000	229,307
6.500%, 5Y EUR Swap + 6.414%, 05/18/22 (EUR) (e)	600,000	702,276
Banco Santander S.A. 3.800%, 02/23/28	600,000	544,858
Bank of America Corp. 2.250%, 04/21/20	1,910,000	1,884,521
3.124%, 3M LIBOR + 1.160%, 01/20/23 (e)	805,000	790,434
3.366%, 3M LIBOR + 0.810%, 01/23/26 (e)	1,255,000	1,206,410
3.419%, 3M LIBOR + 1.040%, 12/20/28 (e)	118,000	110,682
3.705%, 3M LIBOR + 1.512%, 04/24/28 (e)	1,045,000	1,005,324
4.000%, 04/01/24	133,000	134,152
4.000%, 01/22/25	595,000	586,927
4.125%, 01/22/24	265,000	269,155
7.750%, 05/14/38	630,000	849,474
Bank of Nova Scotia (The) 2.936%, 3M LIBOR + 0.620%, 12/05/19 (e)	175,000	176,004
Barclays Bank plc 2.650%, 01/11/21	200,000	196,056
Barclays plc 8.000%, 5Y EUR Swap + 6.750%, 12/15/20 (EUR) (e)	325,000	415,711
BNP Paribas S.A. 2.950%, 05/23/22 (144A)	220,000	212,931
3.375%, 01/09/25 (144A)	615,000	582,009
4.400%, 08/14/28 (144A) (b)	405,000	397,222
5.125%, 5Y USD Swap + 2.838%, 11/15/27 (144A) (e)	325,000	290,875
7.625%, 5Y USD Swap + 6.314%, 03/30/21 (144A) (b) (e)	390,000	409,500
BPCE S.A. 2.750%, 01/11/23 (144A)	270,000	258,103
3.000%, 05/22/22 (144A)	255,000	246,490
CaixaBank S.A. 6.750%, 5Y EUR Swap + 6.498%, 06/13/24 (EUR) (e)	200,000	250,591
Citigroup, Inc. 2.700%, 10/27/22	265,000	254,762
3.121%, 3M LIBOR + 0.790%, 01/10/20 (e)	200,000	201,390
3.200%, 10/21/26	660,000	616,089
3.412%, 3M LIBOR + 1.100%, 05/17/24 (e)	680,000	685,407
3.520%, 3M LIBOR + 1.151%, 10/27/28 (e)	230,000	216,088
4.075%, 3M LIBOR + 1.192%, 04/23/29 (e)	165,000	161,841
4.450%, 09/29/27	885,000	874,267
4.650%, 07/30/45	9,000	9,047
4.750%, 05/18/46	355,000	346,939
Credit Agricole S.A. 4.000%, 5Y USD Swap + 1.644%, 01/10/33 (144A) (e)	380,000	351,934
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (e)	725,000	797,480
Credit Suisse Group AG 6.250%, 5Y USD Swap + 3.455%, 12/18/24 (144A) (e)	1,320,000	1,301,850
7.500%, 5Y USD Swap + 4.600%, 07/17/23 (144A) (e)	200,000	205,750
Danske Bank A/S 5.875%, 5Y EUR Swap + 5.471%, 04/06/22 (EUR) (e)	200,000	236,274
Goldman Sachs Group, Inc. (The) 2.750%, 09/15/20	647,000	640,009
2.876%, 3M LIBOR + 0.821%, 10/31/22 (e)	255,000	248,793
2.905%, 3M LIBOR + 0.990%, 07/24/23 (e)	1,085,000	1,047,861

Banks—(Continued)
Goldman Sachs Group, Inc. (The) 3.134%, 3M LIBOR + 0.800%, 12/13/19 (e)	100,000	100,651
3.814%, 3M LIBOR + 1.158%, 04/23/29 (e)	735,000	700,665
4.017%, 3M LIBOR + 1.373%, 10/31/38 (e)	820,000	759,161
4.223%, 3M LIBOR + 1.301%, 05/01/29 (e)	45,000	44,322
6.250%, 02/01/41	430,000	516,114
6.750%, 10/01/37	410,000	492,618
HSBC Holdings plc 2.950%, 05/25/21	255,000	251,526
3.400%, 03/08/21	765,000	763,117
3.600%, 05/25/23	255,000	252,408
4.250%, 08/18/25	390,000	382,424
4.583%, 3M LIBOR + 1.535%, 06/19/29 (e)	260,000	260,291
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (e)	575,000	551,569
6.250%, 5Y USD ICE Swap + 3.453%, 03/23/23 (e)	450,000	448,313
Intesa Sanpaolo S.p.A. 3.375%, 01/12/23 (144A)	215,000	198,996
3.875%, 01/12/28 (144A)	295,000	249,841
7.700%, 5Y USD Swap + 5.462%, 09/17/25 (144A) (b) (e)	650,000	626,444
7.750%, 5Y EUR Swap + 7.192%, 01/11/27 (EUR) (e)	400,000	498,052
JPMorgan Chase & Co. 3.220%, 3M LIBOR + 1.155%, 03/01/25 (e)	550,000	532,806
3.509%, 3M LIBOR + 0.945%, 01/23/29 (e)	525,000	497,006
3.572%, 3M LIBOR + 1.230%, 10/24/23 (e)	325,000	331,475
3.797%, 3M LIBOR + 0.890%, 07/23/24 (e)	435,000	434,658
4.005%, 3M LIBOR + 1.120%, 04/23/29 (e)	410,000	402,833
5.600%, 07/15/41	30,000	34,579
Landsbanki Islands Zero Coupon, 08/25/20 (c) (h) (i) (n)	320,000	0
Morgan Stanley 2.500%, 04/21/21	680,000	664,330
2.750%, 05/19/22	645,000	625,611
3.087%, 3M LIBOR + 0.740%, 07/23/19 (e)	100,000	100,481
3.125%, 07/27/26	180,000	167,608
3.192%, 3M LIBOR + 0.850%, 01/24/19 (e)	260,000	260,632
3.591%, 3M LIBOR + 1.340%, 07/22/28 (e)	1,250,000	1,185,332
3.625%, 01/20/27	685,000	657,376
4.000%, 07/23/25	280,000	278,936
4.350%, 09/08/26	95,000	94,196
5.000%, 11/24/25	322,000	333,343
Royal Bank of Canada 2.150%, 10/26/20	1,020,000	999,546
2.770%, 12/11/18 (CAD)	270,000	209,336
Santander Holdings USA, Inc. 3.700%, 03/28/22	365,000	359,860
Societe Generale S.A. 7.375%, 5Y USD Swap + 6.238%, 09/13/21 (144A) (e)	650,000	670,312
7.875%, 5Y USD Swap + 4.979%, 12/18/23 (144A) (e)	200,000	207,200
Standard Chartered plc 7.500%, 5Y USD Swap + 6.301%, 04/02/22 (e)	400,000	411,000
UBS AG 2.450%, 12/01/20 (144A)	465,000	455,356
UBS Group AG 5.750%, 5Y EUR Swap + 5.287%, 02/19/22 (EUR) (e)	250,000	321,466
6.875%, 5Y USD ICE Swap + 5.497%, 03/22/21 (e)	450,000	463,234
7.000%, 5Y USD Swap + 4.866%, 02/19/25 (e)	200,000	212,331
7.125%, 5Y USD Swap + 5.464%, 02/19/20 (e)	270,000	276,415

BHFTII-108

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
UBS Group Funding Switzerland AG 2.650%, 02/01/22 (144A)	420,000	$405,926
UniCredit S.p.A. 5.375%, 5Y EUR Swap + 4.925%, 06/03/25 (EUR) (e)	200,000	208,873
6.625%, 5Y EUR Swap + 6.387%, 06/03/23 (EUR) (e)	575,000	659,259
Wells Fargo & Co. 2.625%, 07/22/22	595,000	574,575
3.000%, 04/22/26	310,000	288,331
3.000%, 10/23/26	200,000	185,481
3.069%, 01/24/23	960,000	936,722
3.584%, 3M LIBOR + 1.310%, 05/22/28 (e)	705,000	675,865
4.400%, 06/14/46	290,000	272,438
4.900%, 11/17/45	410,000	415,135

		44,189,163

Beverages—0.3%
Anheuser-Busch InBev Finance, Inc. 3.300%, 02/01/23	675,000	666,387
4.700%, 02/01/36	50,000	50,007
Anheuser-Busch InBev Worldwide, Inc. 3.500%, 01/12/24 (b)	295,000	291,857
3.750%, 07/15/42	405,000	350,325
4.600%, 04/15/48	265,000	256,281
4.750%, 04/15/58	440,000	426,298
Constellation Brands, Inc. 2.650%, 11/07/22	475,000	453,937
2.700%, 05/09/22	80,000	77,130
3.600%, 02/15/28	320,000	299,264
4.500%, 05/09/47	50,000	46,583
4.750%, 12/01/25	433,000	443,351

		3,361,420

Biotechnology—0.1%
Amgen, Inc. 2.650%, 05/11/22	295,000	286,465
Baxalta, Inc. 3.600%, 06/23/22	17,000	16,878
Celgene Corp. 4.625%, 05/15/44	195,000	183,190
Gilead Sciences, Inc. 3.250%, 09/01/22	135,000	134,316
4.150%, 03/01/47	1,110,000	1,049,721

		1,670,570

Building Materials—0.0%
Standard Industries, Inc. 5.000%, 02/15/27 (144A)	10,000	9,413
6.000%, 10/15/25 (144A)	220,000	224,950

		234,363

Chemicals—0.2%
CF Industries, Inc. 4.950%, 06/01/43	95,000	84,075
Chemours Co. (The) 5.375%, 05/15/27	60,000	57,900

Chemicals—(Continued)
International Flavors & Fragrances, Inc. 4.450%, 09/26/28	115,000	115,962
LyondellBasell Industries NV 4.625%, 02/26/55	230,000	206,338
Methanex Corp. 4.250%, 12/01/24	325,000	317,653
5.650%, 12/01/44	145,000	139,461
Olin Corp. 5.125%, 09/15/27	60,000	57,750
Sherwin-Williams Co. (The) 3.125%, 06/01/24	180,000	172,857
3.450%, 06/01/27 (b)	395,000	375,676
Syngenta Finance NV 4.892%, 04/24/25 (144A)	385,000	377,765
5.182%, 04/24/28 (144A)	525,000	502,034
Versum Materials, Inc. 5.500%, 09/30/24 (144A)	60,000	61,350

		2,468,821

Commercial Services—0.2%
Acwa Power Management & Investments One, Ltd. 5.950%, 12/15/39 (144A)	1,269,000	1,226,971
Cardtronics, Inc. 5.125%, 08/01/22	95,000	93,499
IHS Markit, Ltd. 4.125%, 08/01/23	1,225,000	1,222,648
United Rentals North America, Inc. 4.875%, 01/15/28	65,000	60,937
5.500%, 07/15/25	110,000	112,200

		2,716,255

Computers—0.1%
Apple, Inc. 3.450%, 02/09/45	215,000	192,574
3.850%, 08/04/46	55,000	52,653
Hewlett Packard Enterprise Co. 6.350%, 10/15/45	215,000	220,646
Western Digital Corp. 4.750%, 02/15/26	790,000	763,989

		1,229,862

Diversified Financial Services—0.2%
American Express Co. 3.400%, 02/27/23	500,000	492,171
GTP Acquisition Partners I LLC 3.482%, 06/15/50 (144A)	1,355,000	1,318,571
Navient Corp. 5.500%, 01/15/19	210,000	211,050
5.875%, 03/25/21	20,000	20,465
Wells Fargo Canada Corp. 2.780%, 11/15/18 (CAD)	205,000	158,905

		2,201,162

Electric—0.6%
AES Corp. 4.000%, 03/15/21	55,000	54,863

BHFTII-109

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
AES Corp. 4.500%, 03/15/23 (b)	45,000	$45,113
4.875%, 05/15/23	20,000	20,175
5.125%, 09/01/27	10,000	10,100
Berkshire Hathaway Energy Co. 3.250%, 04/15/28	245,000	231,807
DTE Energy Co. 1.500%, 10/01/19	315,000	310,026
Duke Energy Carolinas LLC 4.250%, 12/15/41	275,000	275,023
Duke Energy Florida LLC 3.400%, 10/01/46	370,000	320,943
Duke Energy Progress LLC 4.375%, 03/30/44	320,000	323,919
Emera U.S. Finance L.P. 4.750%, 06/15/46	25,000	24,342
Exelon Corp. 2.450%, 04/15/21	80,000	77,748
2.850%, 06/15/20	530,000	525,320
FirstEnergy Corp. 4.250%, 03/15/23	110,000	111,688
Fortis, Inc. 2.100%, 10/04/21	135,000	128,962
Georgia Power Co. 2.000%, 09/08/20	1,263,000	1,231,325
Hydro One, Inc. 2.780%, 10/09/18 (CAD)	135,000	104,513
IPALCO Enterprises, Inc. 3.700%, 09/01/24	335,000	324,826
Oncor Electric Delivery Co. LLC 7.000%, 09/01/22	110,000	124,350
Pacific Gas & Electric Co. 2.950%, 03/01/26	165,000	150,056
3.300%, 12/01/27	965,000	881,723
3.400%, 08/15/24	135,000	129,002
6.050%, 03/01/34	590,000	664,118
Sempra Energy 2.400%, 02/01/20	340,000	335,752
South Carolina Electric & Gas Co. 3.500%, 08/15/21	125,000	124,518
4.250%, 08/15/28	140,000	139,353
4.500%, 06/01/64	475,000	436,485
Southern California Edison Co. 3.700%, 08/01/25	95,000	94,342
4.125%, 03/01/48	55,000	52,483
Southern Co. (The) 2.950%, 07/01/23	130,000	124,851
3.250%, 07/01/26	335,000	312,301
Vistra Operations Co. LLC 5.500%, 09/01/26 (144A)	475,000	480,344

		8,170,371

Electronics—0.0%
Fortive Corp. 2.350%, 06/15/21	275,000	266,430
Sensata Technologies B.V. 5.000%, 10/01/25 (144A)	120,000	119,846

		386,276

Security Description	Principal Amount*	Value

Engineering & Construction—0.1%
Fluor Corp. 4.250%, 09/15/28	545,000	$532,373
Mexico City Airport Trust 3.875%, 04/30/28 (144A)	255,000	228,227
SBA Tower Trust 3.168%, 04/09/47 (144A)	995,000	975,775

		1,736,375

Entertainment—0.0%
GLP Capital L.P. / GLP Financing II, Inc. 5.300%, 01/15/29	290,000	290,516
5.375%, 04/15/26	60,000	60,931
WMG Acquisition Corp. 4.875%, 11/01/24 (144A)	120,000	117,000
5.000%, 08/01/23 (144A)	40,000	39,950

		508,397

Food—0.1%
Kraft Heinz Foods Co. 4.375%, 06/01/46 (b)	320,000	282,172
4.625%, 01/30/29	605,000	603,627
Sysco Corp. 2.500%, 07/15/21	405,000	395,480
TreeHouse Foods, Inc. 6.000%, 02/15/24 (144A)	60,000	61,950

		1,343,229

Food Service—0.0%
Aramark Services, Inc. 5.000%, 02/01/28 (144A) (b)	125,000	122,500

Forest Products & Paper—0.0%
Suzano Austria GmbH 6.000%, 01/15/29 (144A)	200,000	200,800

Gas—0.0%
AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.875%, 08/20/26	95,000	94,288

Healthcare-Products—0.2%
Becton Dickinson & Co. 3.363%, 06/06/24	925,000	893,443
3.700%, 06/06/27	550,000	525,816
Boston Scientific Corp. 4.000%, 03/01/28	505,000	498,686
Thermo Fisher Scientific, Inc. 3.000%, 04/15/23	180,000	174,473

		2,092,418

Healthcare-Services—0.5%
Aetna, Inc. 2.800%, 06/15/23	175,000	167,657
Anthem, Inc. 3.500%, 08/15/24	695,000	679,465
3.650%, 12/01/27	525,000	498,934
4.625%, 05/15/42	170,000	165,877

BHFTII-110

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
CHS/Community Health Systems, Inc. 5.125%, 08/01/21 (b)	110,000	$106,975
6.250%, 03/31/23	30,000	28,537
Dignity Health 2.637%, 11/01/19	1,525,000	1,515,465
Halfmoon Parent, Inc. 4.125%, 11/15/25 (144A)	340,000	338,912
4.375%, 10/15/28 (144A) (b)	1,810,000	1,803,714
Tenet Healthcare Corp. 6.000%, 10/01/20	75,000	77,344
UnitedHealth Group, Inc. 3.500%, 06/15/23	280,000	280,511
3.750%, 07/15/25	240,000	241,054
4.250%, 04/15/47	110,000	110,195
4.250%, 06/15/48	160,000	159,740
4.750%, 07/15/45	130,000	138,912

		6,313,292

Home Builders—0.0%
Lennar Corp. 4.750%, 11/29/27	125,000	120,313
PulteGroup, Inc. 5.500%, 03/01/26	60,000	59,700
Toll Brothers Finance Corp. 4.875%, 11/15/25	130,000	127,725

		307,738

Insurance—0.4%
American International Group, Inc. 3.375%, 08/15/20	1,138,000	1,138,656
Assurant, Inc. 3.624%, 3M LIBOR + 1.250%, 03/26/21 (e)	3,285,000	3,291,312
CNO Financial Group, Inc. 5.250%, 05/30/25	175,000	178,937
Genworth Holdings, Inc. 4.900%, 08/15/23	90,000	77,850
Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/39 (144A)	67,000	102,775
MGIC Investment Corp. 5.750%, 08/15/23	90,000	94,050
Principal Life Global Funding II 2.200%, 04/08/20 (144A)	530,000	522,483
Willis North America, Inc. 3.600%, 05/15/24	210,000	204,008

		5,610,071

Internet—0.2%
Alibaba Group Holding, Ltd. 3.400%, 12/06/27	810,000	754,643
4.200%, 12/06/47	200,000	182,086
Amazon.com, Inc. 2.800%, 08/22/24	155,000	149,677
3.875%, 08/22/37	600,000	586,611

Security Description	Principal Amount*	Value

Internet—(Continued)
Tencent Holdings, Ltd. 2.985%, 01/19/23 (144A)	530,000	$513,239
3.595%, 01/19/28 (144A)	250,000	236,525

		2,422,781

Iron/Steel—0.1%
ArcelorMittal 6.125%, 06/01/25	110,000	119,513
Commercial Metals Co. 5.375%, 07/15/27	60,000	56,400
Steel Dynamics, Inc. 4.125%, 09/15/25	165,000	158,020
5.500%, 10/01/24	65,000	66,511
Vale Overseas, Ltd. 6.250%, 08/10/26	845,000	926,035
6.875%, 11/10/39	75,000	87,863

		1,414,342

Leisure Time—0.0%
VOC Escrow, Ltd. 5.000%, 02/15/28 (144A)	30,000	28,831

Machinery-Construction & Mining—0.0%
BWX Technologies, Inc. 5.375%, 07/15/26 (144A)	30,000	30,113
Oshkosh Corp. 5.375%, 03/01/25	75,000	77,250

		107,363

Media—0.7%
21st Century Fox America, Inc. 6.150%, 03/01/37	475,000	592,314
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 05/01/27 (144A)	15,000	14,222
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	655,000	665,852
4.908%, 07/23/25	145,000	147,168
5.750%, 04/01/48	480,000	479,704
6.484%, 10/23/45	1,245,000	1,336,656
Comcast Corp. 2.350%, 01/15/27	65,000	57,157
3.150%, 03/01/26	405,000	382,216
3.200%, 07/15/36	100,000	83,334
4.049%, 11/01/52	395,000	348,622
COX Communications, Inc. 3.150%, 08/15/24 (144A)	725,000	686,907
4.800%, 02/01/35 (144A)	25,000	23,305
Discovery Communications LLC 3.800%, 03/13/24	364,000	356,923
3.950%, 06/15/25 (144A)	217,000	211,665
4.900%, 03/11/26	190,000	194,917
DISH DBS Corp. 5.875%, 11/15/24 (b)	130,000	116,837

BHFTII-111

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Liberty Interactive LLC 8.250%, 02/01/30 (b)	130,000	$138,619
TEGNA, Inc. 6.375%, 10/15/23	5,000	5,162
Time Warner Cable LLC 4.500%, 09/15/42	400,000	340,912
7.300%, 07/01/38	45,000	51,481
8.250%, 04/01/19	231,000	236,907
Time Warner, Inc. 3.875%, 01/15/26	70,000	67,892
Viacom, Inc. 4.250%, 09/01/23	1,190,000	1,198,802
4.375%, 03/15/43	203,000	176,892
4.850%, 12/15/34	57,000	53,849
5.875%, 3M LIBOR + 3.895%, 02/28/57 (e)	10,000	9,785
6.250%, 3M LIBOR + 3.899%, 02/28/57 (e)	15,000	14,756
Videotron, Ltd. 5.375%, 06/15/24 (144A)	145,000	148,987
Warner Media LLC 2.950%, 07/15/26	70,000	63,437
3.800%, 02/15/27	520,000	497,117

		8,702,397

Mining—0.1%
Anglo American Capital plc 3.750%, 04/10/22 (144A)	200,000	197,434
4.125%, 09/27/22 (144A)	600,000	599,709
4.750%, 04/10/27 (144A)	200,000	194,889
FMG Resources August 2006 Pty, Ltd. 5.125%, 05/15/24 (144A)	60,000	58,245
Glencore Funding LLC 3.699%, 3M LIBOR + 1.360%, 01/15/19 (e)	50,000	50,085
Kaiser Aluminum Corp. 5.875%, 05/15/24	140,000	143,108

		1,243,470

Miscellaneous Manufacturing—0.0%
Ingersoll-Rand Global Holding Co., Ltd. 2.900%, 02/21/21	275,000	271,764

Office/Business Equipment—0.0%
Pitney Bowes, Inc. 4.700%, 04/01/23	405,000	367,644

Oil & Gas—0.4%
Anadarko Petroleum Corp. 3.450%, 07/15/24	425,000	409,020
4.500%, 07/15/44	5,000	4,573
Andeavor 3.800%, 04/01/28	190,000	180,577
Antero Resources Corp. 5.625%, 06/01/23	60,000	61,425
Canadian Natural Resources, Ltd. 3.850%, 06/01/27 (b)	715,000	695,986

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Continental Resources, Inc. 4.900%, 06/01/44 (b)	10,000	$9,858
5.000%, 09/15/22	44,000	44,638
Encana Corp. 3.900%, 11/15/21	300,000	301,270
Hess Corp. 4.300%, 04/01/27	365,000	353,748
6.000%, 01/15/40	10,000	10,367
Kerr-McGee Corp. 6.950%, 07/01/24	400,000	450,334
Marathon Oil Corp. 3.850%, 06/01/25	130,000	127,027
MEG Energy Corp. 6.500%, 01/15/25 (144A) (b)	65,000	64,350
Petroleos Mexicanos 6.750%, 09/21/47	396,000	377,859
Phillips 66 3.900%, 03/15/28	315,000	310,530
QEP Resources, Inc. 5.250%, 05/01/23	80,000	77,900
SM Energy Co. 6.125%, 11/15/22	55,000	56,650
6.750%, 09/15/26 (b)	15,000	15,581
Sunoco LP / Sunoco Finance Corp. 5.500%, 02/15/26 (144A)	60,000	57,960
Tullow Oil plc 7.000%, 03/01/25 (144A)	500,000	487,500
Valero Energy Corp. 3.400%, 09/15/26	350,000	332,159
WPX Energy, Inc. 5.250%, 09/15/24	125,000	125,853
YPF S.A. 16.500%, 05/09/22 (144A) (ARS) (o)	19,392,845	294,941

		4,850,106

Packaging & Containers—0.0%
Owens-Brockway Glass Container, Inc. 5.875%, 08/15/23 (144A)	150,000	154,312
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, 07/15/23 (144A)	75,000	74,588

		228,900

Pharmaceuticals—0.8%
Allergan Funding SCS 3.450%, 03/15/22	245,000	243,442
Bausch Health Cos., Inc. 7.000%, 03/15/24 (144A)	30,000	31,695
Bayer U.S. Finance LLC 4.250%, 12/15/25 (144A)	850,000	843,603
Cardinal Health, Inc. 2.616%, 06/15/22	440,000	420,680
CVS Health Corp. 2.800%, 07/20/20	3,196,000	3,164,802
3.125%, 03/09/20	775,000	775,046
3.875%, 07/20/25	324,000	319,097

BHFTII-112

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
CVS Health Corp.
4.100%, 03/25/25	815,000	$812,468
5.050%, 03/25/48	345,000	352,468
5.125%, 07/20/45	315,000	323,432
Elanco Animal Health, Inc. 3.912%, 08/27/21 (144A)	325,000	325,294
4.272%, 08/28/23 (144A)	310,000	310,848
GlaxoSmithKline Capital plc 3.125%, 05/14/21	150,000	149,761
GlaxoSmithKline Capital, Inc. 3.625%, 05/15/25	620,000	618,718
Mylan NV 3.150%, 06/15/21	220,000	216,560
3.750%, 12/15/20	325,000	325,215
3.950%, 06/15/26	213,000	201,494
Mylan, Inc. 4.550%, 04/15/28 (144A)	240,000	233,216
5.200%, 04/15/48 (144A)	125,000	115,557
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/21	355,000	342,983
Valeant Pharmaceuticals International, Inc. 6.500%, 03/15/22 (144A)	65,000	67,600

		10,193,979

Pipelines—0.3%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 4.250%, 12/01/27	415,000	405,267
6.250%, 10/15/22	41,000	42,127
DCP Midstream Operating L.P. 3.875%, 03/15/23	20,000	19,500
4.950%, 04/01/22	26,000	26,390
5.600%, 04/01/44	50,000	47,875
Enbridge Pipelines, Inc. 6.620%, 11/19/18 (CAD)	150,000	116,787
Energy Transfer Equity L.P. 5.500%, 06/01/27	120,000	124,536
Energy Transfer Partners L.P. 4.200%, 09/15/23	70,000	70,542
5.950%, 10/01/43	20,000	20,765
EQT Midstream Partners L.P. 4.750%, 07/15/23	215,000	217,961
5.500%, 07/15/28	270,000	276,839
MPLX L.P. 4.000%, 03/15/28	180,000	173,033
4.125%, 03/01/27	340,000	331,013
4.700%, 04/15/48	105,000	98,176
5.200%, 03/01/47	65,000	65,038
Sabine Pass Liquefaction LLC 4.200%, 03/15/28	50,000	48,478
Sunoco Logistics Partners Operations L.P. 5.300%, 04/01/44	35,000	33,502
5.350%, 05/15/45	35,000	34,077
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	420,000	402,543
3.500%, 01/15/28 (144A)	100,000	94,405

Security Description	Principal Amount*	Value

Pipelines—(Continued)
TransCanada PipeLines, Ltd. 4.750%, 05/15/38	140,000	$142,355
6.100%, 06/01/40	40,000	45,949
Transcontinental Gas Pipe Line Co. LLC 4.000%, 03/15/28	105,000	102,544
Valero Energy Partners L.P. 4.500%, 03/15/28	455,000	446,723
Western Gas Partners L.P. 4.500%, 03/01/28	460,000	441,020
4.750%, 08/15/28	25,000	24,434
5.500%, 08/15/48	25,000	23,529
Williams Cos., Inc. (The) 3.700%, 01/15/23	30,000	29,659
4.550%, 06/24/24	6,000	6,094
Williams Partners L.P. 4.300%, 03/04/24	105,000	105,906

		4,017,067

Real Estate Investment Trusts—0.1%
Crown Castle International Corp. 3.150%, 07/15/23	315,000	303,500
3.200%, 09/01/24	110,000	104,616
Equinix, Inc. 5.875%, 01/15/26	135,000	138,881
Starwood Property Trust, Inc. 4.750%, 03/15/25	65,000	62,245

		609,242

Retail—0.2%
Dollar Tree, Inc. 3.036%, 3M LIBOR + 0.700%, 04/17/20 (e)	90,000	90,137
Home Depot, Inc. (The) 3.500%, 09/15/56	220,000	191,538
Lowe’s Cos., Inc. 3.700%, 04/15/46	60,000	54,398
McDonald’s Corp. 3.350%, 04/01/23	380,000	376,690
Starbucks Corp. 3.800%, 08/15/25	265,000	263,169
4.000%, 11/15/28	160,000	159,464
Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.875%, 03/01/27	75,000	71,250
Walmart, Inc. 3.400%, 06/26/23	1,080,000	1,083,613

		2,290,259

Semiconductors—0.2%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 2.375%, 01/15/20	960,000	948,737
3.125%, 01/15/25	155,000	143,943
3.625%, 01/15/24	1,285,000	1,246,185
Intel Corp. 4.100%, 05/19/46	185,000	182,597

BHFTII-113

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Microchip Technology, Inc. 4.333%, 06/01/23 (144A)	380,000	$377,558

		2,899,020

Software—0.2%
CDK Global, Inc. 5.875%, 06/15/26	5,000	5,164
Fidelity National Information Services, Inc. 4.250%, 05/15/28	195,000	195,273
First Data Corp. 5.000%, 01/15/24 (144A)	40,000	40,230
5.375%, 08/15/23 (144A)	90,000	91,373
Microsoft Corp. 3.700%, 08/08/46	330,000	316,244
3.950%, 08/08/56	400,000	390,620
MSCI, Inc. 5.250%, 11/15/24 (144A)	75,000	76,800
5.750%, 08/15/25 (144A)	65,000	68,102
Open Text Corp. 5.875%, 06/01/26 (144A)	15,000	15,478
Oracle Corp. 4.000%, 11/15/47	195,000	184,785
Quintiles IMS, Inc. 4.875%, 05/15/23 (144A)	95,000	95,475
salesforce.com, Inc. 3.250%, 04/11/23	250,000	248,129
3.700%, 04/11/28	170,000	168,439

		1,896,112

Telecommunications—0.7%
AT&T, Inc. 2.989%, 3M LIBOR + 0.650%, 01/15/20 (e)	155,000	155,698
4.100%, 02/15/28 (144A)	260,000	251,974
4.250%, 03/01/27	150,000	147,980
4.300%, 02/15/30 (144A)	801,000	769,780
4.750%, 05/15/46	545,000	497,161
5.150%, 03/15/42	164,000	158,081
Nokia Oyj 4.375%, 06/12/27	260,000	250,250
6.625%, 05/15/39 (b)	110,000	118,525
Sprint Communications, Inc. 7.000%, 03/01/20 (144A)	90,000	93,375
Sprint Corp. 7.125%, 06/15/24	100,000	103,875
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 03/20/28 (144A)	530,000	532,597
Telecom Italia Capital S.A. 6.000%, 09/30/34 (b)	45,000	42,953
7.721%, 06/04/38	50,000	53,000
Telecom Italia S.p.A. 5.303%, 05/30/24 (144A)	925,000	898,406
Telefonica Emisiones S.A.U. 4.665%, 03/06/38	150,000	140,747
4.895%, 03/06/48	335,000	311,539

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Verizon Communications, Inc. 2.860%, 3M LIBOR + 0.550%, 05/22/20 (e)	155,000	$155,884
4.400%, 11/01/34	535,000	521,123
4.500%, 08/10/33	775,000	768,670
4.522%, 09/15/48	635,000	604,225
4.862%, 08/21/46	110,000	110,018
5.012%, 08/21/54	523,000	523,976
5.250%, 03/16/37	425,000	452,584
Vodafone Group plc 4.375%, 05/30/28	815,000	802,524

		8,464,945

Transportation—0.1%
CSX Corp. 3.250%, 06/01/27	620,000	587,216
FedEx Corp. 4.050%, 02/15/48	200,000	179,027
4.550%, 04/01/46	30,000	29,361
4.750%, 11/15/45	125,000	124,979
Union Pacific Corp. 4.375%, 09/10/38	700,000	710,970

		1,631,553

Trucking & Leasing—0.0%
DAE Funding LLC 4.500%, 08/01/22 (144A)	15,000	14,625
5.000%, 08/01/24 (144A)	15,000	14,681

		29,306

Total Corporate Bonds & Notes (Cost $152,272,886)		148,498,428

Asset-Backed Securities—8.2%

Asset-Backed - Automobile—0.2%
CIG Auto Receivables Trust 2.710%, 05/15/23 (144A)	192,099	190,792
Credit Acceptance Auto Loan Trust 2.650%, 06/15/26 (144A)	545,000	538,780
Honor Automobile Trust Securitization 2.940%, 11/15/19 (144A)	66,355	66,355
Skopos Auto Receivables Trust 3.190%, 09/15/21 (144A) (o)	657,325	656,720
Westlake Automobile Receivables Trust 3.280%, 12/15/22 (144A)	1,015,000	1,007,760

		2,460,407

Asset-Backed - Home Equity—0.2%
GSAA Home Equity Trust 2.266%, 1M LIBOR + 0.050%, 12/25/46 (e) (h)	89,484	62,731
2.316%, 1M LIBOR + 0.100%, 03/25/37 (e) (h)	935,400	473,776
2.456%, 1M LIBOR + 0.240%, 11/25/36 (e) (h)	269,558	158,587
2.516%, 1M LIBOR + 0.300%, 03/25/36 (e) (h)	978,468	723,699
5.985%, 06/25/36 (e) (h)	568,544	271,808

BHFTII-114

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Morgan Stanley ABS Capital, Inc. Trust 2.366%, 1M LIBOR + 0.150%, 06/25/36 (e) (h)	19,931	$16,855
Renaissance Home Equity Loan Trust 6.120%, 11/25/36 (h) (t)	250,348	153,830
Soundview Home Loan Trust 2.466%, 1M LIBOR + 0.250%, 11/25/36 (e) (h)	485,000	450,593

		2,311,879

Asset-Backed - Other—7.8%
AMMC CLO, Ltd. 3.585%, 3M LIBOR + 1.250%, 07/25/29 (144A) (e)	1,340,000	1,339,849
Anchorage Capital CLO, Ltd. 3.849%, 3M LIBOR + 1.510%, 01/15/29 (144A) (e)	760,744	762,336
Apex Credit CLO, Ltd. 3.812%, 3M LIBOR + 1.470%, 04/24/29 (144A) (e)	1,315,000	1,317,702
Apidos CLO 3.322%, 3M LIBOR + 0.980%, 01/19/25 (144A) (e)	439,624	439,400
Atlas Senior Loan Fund, Ltd. 3.218%, 3M LIBOR + 0.870%, 04/20/28 (144A) (e)	1,375,000	1,366,199
3.429%, 3M LIBOR + 1.090%, 01/15/31 (144A) (e)	705,000	701,435
Avery Point CLO, Ltd. 3.435%, 3M LIBOR + 1.100%, 04/25/26 (144A) (e)	1,262,681	1,262,201
3.453%, 3M LIBOR + 1.120%, 01/18/25 (144A) (e)	752,149	751,764
Babson CLO, Ltd. 3.498%, 3M LIBOR + 1.150%, 07/20/25 (144A) (e)	340,000	339,833
Bain Capital Credit CLO, Ltd. 3.598%, 3M LIBOR + 1.250%, 07/20/30 (144A) (e)	815,000	817,399
Bayview Opportunity Master Fund Trust 2.981%, 10/28/32 (144A) (t)	418,025	416,007
3.352%, 11/28/32 (144A) (t)	343,332	341,716
3.500%, 01/28/55 (144A) (e)	635,293	631,035
3.500%, 06/28/57 (144A) (e)	746,214	741,654
3.500%, 07/28/57 (144A) (e)	1,464,831	1,451,509
3.500%, 10/28/57 (144A) (e)	1,373,577	1,359,695
3.500%, 01/28/58 (144A) (e)	990,081	981,482
3.598%, 02/25/33 (144A) (t)	362,301	359,675
4.000%, 11/28/53 (144A) (e)	559,388	560,991
4.000%, 10/28/64 (144A) (e)	1,058,372	1,060,647
Benefit Street Partners CLO, Ltd. 3.133%, 3M LIBOR + 0.800%, 10/18/29 (144A) (e)	156,250	156,172
3.589%, 3M LIBOR + 1.250%, 07/15/29 (144A) (e)	320,000	320,086
Carlyle Global Market Strategies CLO, Ltd. 3.117%, 3M LIBOR + 0.780%, 04/27/27 (144A) (e)	1,425,000	1,415,076
3.339%, 3M LIBOR + 1.000%, 01/15/31 (144A) (e)	1,395,000	1,387,175
CBAM, Ltd. 3.566%, 3M LIBOR + 1.230%, 10/17/29 (144A) (e)	1,665,000	1,666,364
Cent CLO, Ltd. 3.487%, 3M LIBOR + 1.150%, 07/27/30 (144A) (e)	930,000	929,519
3.753%, 3M LIBOR + 1.410%, 11/07/26 (144A) (e)	755,000	755,495
CIFC Funding, Ltd. 3.164%, 3M LIBOR + 1.050%, 04/24/30 (144A) (e)	1,580,000	1,574,901
3.189%, 3M LIBOR + 0.850%, 07/16/30 (144A) (e)	247,830	248,096
CLUB Credit Trust 2.610%, 01/15/24 (144A) (o)	604,719	601,588

Asset-Backed - Other—(Continued)
Conn Funding L.P. 2.730%, 07/15/20 (144A) (o)	40,841	40,835
Covenant Credit Partners CLO, Ltd. 4.189%, 3M LIBOR + 1.850%, 10/15/29 (144A) (e)	445,000	446,586
Domino’s Pizza Master Issuer LLC 4.116%, 07/25/48 (144A) (o)	698,250	693,858
Dryden Senior Loan Fund 3.134%, 3M LIBOR + 0.820%, 11/15/28 (144A) (e)	745,000	740,012
3.139%, 3M LIBOR + 0.800%, 07/15/30 (144A) (e)	548,000	547,726
3.248%, 3M LIBOR + 0.900%, 04/15/29 (144A) (e)	1,470,000	1,459,187
3.543%, 3M LIBOR + 1.210%, 07/18/30 (144A) (e)	1,280,000	1,280,252
3.769%, 3M LIBOR + 1.430%, 10/15/28 (144A) (e)	1,604,000	1,607,203
Finance America Mortgage Loan Trust 3.266%, 1M LIBOR + 1.050%, 09/25/33 (e) (h)	76,525	74,898
Flatiron CLO, Ltd. 3.564%, 3M LIBOR + 1.250%, 05/15/30 (144A) (e)	810,000	810,876
Fremont Home Loan Trust 3.266%, 1M LIBOR + 1.050%, 12/25/33 (e) (h)	69,531	68,211
GMACM Home Equity Loan Trust 2.716%, 1M LIBOR + 0.500%, 10/25/34 (144A) (e)	42,282	42,412
GreatAmerica Leasing Receivables Funding LLC 1.720%, 04/22/19 (144A)	11,555	11,549
Highbridge Loan Management, Ltd. 3.341%, 3M LIBOR + 1.000%, 02/05/31 (144A) (e)	415,000	413,126
KKR CLO, Ltd. 3.679%, 3M LIBOR + 1.340%, 04/15/29 (144A) (e)	1,260,000	1,261,288
KKR Financial CLO, Ltd. 3.629%, 3M LIBOR + 1.290%, 04/15/29 (144A) (e)	565,000	567,671
Knollwood CDO, Ltd. 4.355%, 3M LIBOR + 3.200%, 01/10/39 (144A) (c) (e) (i)	650,792	0
LCM, Ltd. 3.379%, 3M LIBOR + 1.040%, 10/20/27 (144A) (e)	1,075,000	1,075,000
Legacy Mortgage Asset Trust 4.000%, 03/25/58 (144A) (t)	1,650,762	1,646,329
Lendmark Funding Trust 2.830%, 12/22/25 (144A) (o)	680,000	676,140
3.260%, 04/21/25 (144A) (o)	875,000	875,886
Madison Park Funding, Ltd. 3.507%, 3M LIBOR + 1.160%, 07/23/29 (144A) (e)	1,341,000	1,340,853
3.608%, 3M LIBOR + 1.260%, 07/20/26 (144A) (e)	1,485,000	1,484,434
Magnetite, Ltd. 3.319%, 3M LIBOR + 0.980%, 04/15/31 (144A) (e)	795,000	792,445
3.335%, 3M LIBOR + 1.000%, 07/25/26 (144A) (e)	1,255,000	1,254,630
3.714%, 3M LIBOR + 1.400%, 11/15/28 (144A) (e)	1,522,000	1,522,269
3.835%, 3M LIBOR + 1.500%, 07/25/26 (144A) (e)	995,000	994,338
Marlette Funding Trust 2.360%, 12/15/24 (144A) (o)	278,200	277,208
MFRA Trust 3.352%, 11/25/47 (144A) (t)	1,553,527	1,537,544
Mill City Mortgage Loan Trust 3.500%, 08/25/58 (144A) (e)	1,050,000	1,038,825
Nationstar HECM Loan Trust 1.968%, 05/25/27 (144A)	104,924	104,723
2.038%, 09/25/27 (144A) (e)	216,337	214,782
2.942%, 05/25/27 (144A)	100,000	99,267

BHFTII-115

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Neuberger Berman CLO, Ltd. 3.139%, 3M LIBOR + 0.800%, 01/15/28 (144A) (e)	1,480,000	$1,476,756
New Residential Advance Receivables Trust 2.575%, 10/15/49 (144A)	624,500	619,176
3.214%, 02/15/51 (144A)	1,065,000	1,054,078
New Residential Mortgage LLC 3.790%, 07/25/54 (144A)	1,575,180	1,574,132
NRZ Advance Receivables Trust 3.107%, 12/15/50 (144A)	1,195,000	1,180,413
NRZ Excess Spread-Collateralized Notes 3.193%, 01/25/23 (144A)	1,021,291	1,015,770
3.265%, 02/25/23 (144A)	632,847	629,002
Oak Hill Advisors Residential Loan Trust 3.000%, 06/25/57 (144A) (t)	441,012	434,362
Oak Hill Credit Partners, Ltd. 3.478%, 3M LIBOR + 1.130%, 07/20/26 (144A) (e)	455,000	455,043
OCP CLO, Ltd. 3.186%, 3M LIBOR + 0.850%, 04/17/27 (144A) (e)	1,230,000	1,226,738
3.710%, 3M LIBOR + 1.400%, 11/22/25 (144A) (e)	901,182	901,679
Octagon Investment Partners, Ltd. 3.212%, 3M LIBOR + 0.900%, 05/21/27 (144A) (e)	489,000	488,423
3.668%, 3M LIBOR + 1.320%, 03/17/30 (144A) (e)	725,000	728,275
OHA Loan Funding, Ltd. 3.350%, 3M LIBOR + 1.040%, 05/23/31 (144A) (e)	695,000	692,779
OneMain Financial Issuance Trust 2.370%, 09/14/32 (144A)	1,648,000	1,619,760
4.100%, 03/20/28 (144A)	828,991	833,364
OZLM Funding, Ltd. 3.247%, 3M LIBOR + 0.900%, 07/22/29 (144A) (e)	125,000	125,078
3.597%, 3M LIBOR + 1.250%, 10/22/30 (144A) (e)	1,205,000	1,205,512
OZLM, Ltd. 3.241%, 3M LIBOR + 1.050%, 04/30/27 (144A) (e)	1,360,000	1,357,927
3.346%, 3M LIBOR + 1.010%, 07/17/29 (144A) (e)	335,000	333,643
Palmer Square Loan Funding, Ltd. Zero Coupon, -1 x 3M LIBOR + 1.450%, 11/15/26 (144A) (e)	735,000	735,000
Pretium Mortgage Credit Partners LLC 3.327%, 12/30/32 (144A) (e)	178,518	177,554
3.375%, 01/27/33 (144A) (t)	254,842	252,299
Prosper Marketplace Issuance Trust 2.360%, 11/15/23 (144A)	254,466	253,762
PRPM LLC 4.000%, 08/25/23 (144A) (e)	1,018,119	1,009,998
Regional Management Issuance Trust 3.830%, 07/15/27 (144A) (o)	950,000	947,118
SBA Tower Trust 2.898%, 10/15/44 (144A) (t)	845,000	843,321
Seneca Park CLO, Ltd. 3.456%, 3M LIBOR + 1.120%, 07/17/26 (144A) (e)	1,095,000	1,094,440
Shackleton CLO, Ltd. 3.356%, 3M LIBOR + 1.020%, 07/17/28 (144A) (e)	1,100,000	1,094,918
SoFi Consumer Loan Program LLC 2.500%, 05/26/26 (144A)	331,920	327,941
2.770%, 05/25/26 (144A)	168,954	167,410
3.090%, 10/27/25 (144A) (o)	308,860	307,932
3.280%, 01/26/26 (144A) (o)	276,007	275,639

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Sound Point CLO, Ltd. 3.238%, 3M LIBOR + 0.890%, 01/20/28 (144A) (e)	1,440,000	$1,434,299
3.354%, 3M LIBOR + 1.000%, 04/15/31 (144A) (e)	1,435,000	1,425,899
3.651%, 3M LIBOR + 1.150%, 04/18/31 (144A) (e)	1,125,000	1,123,215
3.737%, 3M LIBOR + 1.390%, 01/23/29 (144A) (e)	505,000	505,554
Springleaf Funding Trust 2.680%, 07/15/30 (144A)	1,705,000	1,670,808
2.900%, 11/15/29 (144A)	1,225,000	1,221,704
SPS Servicer Advance Receivables Trust 2.750%, 11/15/49 (144A)	1,020,000	1,013,712
Symphony CLO, Ltd. 3.619%, 3M LIBOR + 1.280%, 07/14/26 (144A) (e)	1,295,000	1,295,843
3.847%, 1M LIBOR + 1.750%, 01/09/23 (144A) (e)	1,024,986	1,025,053
Towd Point Mortgage Trust 2.750%, 02/25/55 (144A) (e)	172,410	169,748
2.750%, 08/25/55 (144A) (e)	626,296	613,752
2.750%, 04/25/57 (144A) (e)	455,443	446,960
2.750%, 06/25/57 (144A) (e)	1,233,999	1,199,432
2.816%, 1M LIBOR + 0.600%, 02/25/57 (144A) (e)	1,202,683	1,203,761
3.000%, 03/25/54 (144A) (e)	40,496	40,184
Treman Park CLO, Ltd. 3.718%, 3M LIBOR + 1.370%, 04/20/27 (144A) (e)	1,300,000	1,299,809
U.S. Residential Opportunity Fund Trust 3.352%, 11/27/37 (144A) (t)	479,314	475,148
Vericrest Opportunity Loan Trust LLC 3.000%, 10/25/47 (144A) (t)	657,906	650,552
3.125%, 09/25/47 (144A) (t)	276,113	272,816
3.250%, 06/25/47 (144A) (o) (t)	272,720	270,908
3.375%, 10/25/47 (144A) (t)	1,283,370	1,275,540
4.115%, 09/25/48 (144A) (t)	840,000	839,697
4.336%, 05/25/48 (144A) (t)	748,828	747,179
Vibrant CLO, Ltd. 3.578%, 3M LIBOR + 1.240%, 06/20/29 (144A) (e)	1,515,000	1,516,280
Voya CLO, Ltd. 3.233%, 3M LIBOR + 0.900%, 01/18/29 (144A) (e)	1,610,000	1,603,922
3.583%, 3M LIBOR + 1.250%, 01/18/29 (144A) (e)	440,000	433,814
Wendys Funding LLC 3.884%, 03/15/48 (144A) (o)	431,738	414,421

		100,686,616

Total Asset-Backed Securities (Cost $106,724,308)		105,458,902

Mortgage-Backed Securities—3.9%

Collateralized Mortgage Obligations—2.2%
Adjustable Rate Mortgage Trust 2.716%, 1M LIBOR + 0.500%, 01/25/36 (e)	172,031	164,753
2.756%, 1M LIBOR + 0.540%, 11/25/35 (e)	178,850	177,520
Angel Oak Mortgage Trust LLC 2.478%, 07/25/47 (144A) (e)	454,101	446,220
2.708%, 11/25/47 (144A) (e)	366,417	363,907
2.810%, 01/25/47 (144A) (e)	99,653	98,838
Bear Stearns Adjustable Rate Mortgage Trust 4.001%, 07/25/36 (e)	378,814	341,548

BHFTII-116

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Bear Stearns ALT-A Trust 2.696%, 1M LIBOR + 0.480%, 02/25/36 (e)	685,280	$650,291
Bear Stearns Mortgage Funding Trust 2.396%, 1M LIBOR + 0.180%, 10/25/36 (e)	198,643	183,187
2.416%, 1M LIBOR + 0.200%, 02/25/37 (e)	624,919	639,761
CIM Trust 3.000%, 04/25/57 (144A) (e)	1,357,447	1,340,693
Civic Mortgage LLC 3.892%, 06/25/22 (144A) (t)	329,585	329,593
COLT Mortgage Loan Trust 2.415%, 10/25/47 (144A) (e)	913,437	907,215
2.614%, 05/27/47 (144A) (e)	337,719	335,150
2.800%, 12/26/46 (144A) (e)	175,091	173,914
2.930%, 02/25/48 (144A) (e)	466,950	464,558
Countrywide Alternative Loan Trust 2.666%, 1M LIBOR + 0.450%, 04/25/35 (e)	259,260	237,844
2.756%, 1M LIBOR + 0.540%, 01/25/36 (e)	134,293	127,746
3.016%, 1M LIBOR + 0.800%, 12/25/35 (e)	180,113	158,225
3.195%, 12M MTA + 1.350%, 08/25/35 (e)	321,358	298,962
5.500%, 11/25/35	688,339	597,945
Countrywide Home Loan Mortgage Pass-Through Trust 2.416%, 1M LIBOR + 0.200%, 04/25/46 (e)	320,822	278,831
2.896%, 1M LIBOR + 0.680%, 02/25/35 (e)	139,551	136,708
3.733%, 06/20/35 (e)	19,427	19,556
3.925%, 09/25/47 (e)	504,700	471,783
Credit Suisse Mortgage Capital Certificates Trust 3.250%, 04/25/47 (144A) (e)	555,244	541,363
Deephaven Residential Mortgage Trust 2.453%, 06/25/47 (144A) (e)	333,658	331,376
2.577%, 10/25/47 (144A) (e)	413,555	409,904
2.725%, 12/26/46 (144A) (e)	187,506	186,805
3.789%, 08/25/58 (144A) (e)	1,565,000	1,565,985
Deutsche ALT-A Securities Mortgage Loan Trust 2.366%, 1M LIBOR + 0.150%, 12/25/36 (e)	399,835	368,747
Galton Funding Mortgage Trust 3.500%, 11/25/57 (144A) (e)	445,258	443,200
GreenPoint Mortgage Funding Trust 3.245%, 12M MTA + 1.400%, 10/25/45 (e)	240,442	209,219
GSR Mortgage Loan Trust 2.516%, 1M LIBOR + 0.300%, 01/25/37 (e)	751,857	432,670
3.751%, 01/25/36 (e)	526,793	522,073
6.000%, 07/25/37	277,999	251,305
IndyMac INDX Mortgage Loan Trust 4.073%, 10/25/35 (e)	42,546	40,653
JPMorgan Mortgage Trust 3.588%, 05/25/36 (e)	34,691	33,510
LSTAR Securities Investment, Ltd. 0.039%, -1 x 1M LIBOR + 1.750%, 10/01/22 (144A) (e)	466,596	464,517
3.654%, 1M LIBOR + 1.550%, 02/01/23 (144A) (e)	437,137	430,065
3.832%, 1M LIBOR + 1.750%, 09/01/22 (144A) (e)	309,172	309,365
3.906%, 1M LIBOR + 1.650%, 11/01/22 (144A) (e)	351,220	351,130
MASTR Adjustable Rate Mortgages Trust 3.898%, 09/25/33 (e)	86,179	85,375
4.416%, 11/21/34 (e)	120,030	123,153
Metlife Securitization Trust 3.750%, 03/25/57 (144A) (e)	892,483	888,222

Collateralized Mortgage Obligations—(Continued)
MFA Trust 2.588%, 02/25/57 (144A) (e)	343,989	336,423
Morgan Stanley Mortgage Loan Trust 3.993%, 05/25/36 (e)	220,646	169,212
New Residential Mortgage Loan Trust 3.750%, 11/26/35 (144A) (e)	928,934	927,500
4.000%, 02/25/57 (144A) (e)	1,649,657	1,654,493
4.000%, 03/25/57 (144A) (e)	1,666,969	1,676,418
4.000%, 04/25/57 (144A) (e)	1,364,963	1,370,921
4.000%, 05/25/57 (144A) (e)	1,106,242	1,111,580
Residential Accredit Loans, Inc. Trust 2.516%, 1M LIBOR + 0.300%, 04/25/36 (e)	573,354	531,256
6.000%, 12/25/35	268,491	257,901
RFMSI Trust 4.129%, 08/25/35 (e)	99,254	76,142
Structured Adjustable Rate Mortgage Loan Trust 0.490%, 1M LIBOR, 09/25/34 (e)	61,286	57,250
Verus Securitization Trust 3.677%, 06/01/58 (144A) (e)	1,245,857	1,245,751
WaMu Mortgage Pass-Through Certificates Trust 2.725%, 12M MTA + 0.880%, 10/25/46 (e)	256,906	241,386
3.565%, 06/25/37 (e)	151,831	141,815
Washington Mutual Mortgage Pass-Through Certificates 2.816%, 1M LIBOR + 0.600%, 07/25/36 (e)	115,014	80,810
Wells Fargo Mortgage-Backed Securities Trust 4.487%, 10/25/35 (e)	1,541,000	1,565,472
4.608%, 09/25/36 (e)	175,398	175,604
4.705%, 10/25/36 (e)	193,941	191,190

		28,744,509

Commercial Mortgage-Backed Securities—1.7%
BANK 0.886%, 11/15/50 (e) (f)	8,301,281	452,031
0.962%, 11/15/54 (e) (f)	995,925	57,699
Benchmark Mortgage Trust 0.666%, 01/15/51 (e) (f)	2,491,544	95,369
0.697%, 07/15/51 (e) (f)	4,471,461	171,999
Citigroup Commercial Mortgage Trust 1.187%, 07/10/47 (e) (f)	4,312,487	197,433
1.246%, 04/10/48 (e) (f)	4,867,249	244,387
3.458%, 08/15/50	675,000	656,466
Commercial Mortgage Pass-Through Certificates Mortgage Trust 0.871%, 08/10/46 (e) (f)	908,256	26,431
0.874%, 02/10/47 (e) (f)	3,554,320	81,647
1.941%, 10/15/45 (e) (f)	397,105	20,909
2.540%, 12/10/45	250,000	242,583
2.853%, 10/15/45	180,000	174,995
3.101%, 03/10/46	145,000	143,192
3.213%, 03/10/46	263,809	261,217
3.424%, 03/10/31 (144A)	1,065,000	1,071,522
3.612%, 06/10/46 (e)	260,000	261,595
3.620%, 07/10/50	130,000	129,471
3.694%, 08/10/47	395,000	395,925
Commercial Mortgage Pass-Through Certificates Mortgage Trust
3.796%, 08/10/47	225,000	227,667

BHFTII-117

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
3.961%, 03/10/47	235,125	$239,003
4.074%, 02/10/47 (e)	115,000	118,118
4.205%, 08/10/46	100,035	103,273
4.210%, 08/10/46 (e)	175,000	180,774
4.236%, 02/10/47 (e)	190,000	196,557
4.726%, 10/15/45 (144A) (e) (o)	210,000	42,065
4.750%, 10/15/45 (144A) (e) (o)	355,000	174,262
Credit Suisse First Boston Mortgage Securities Corp. 4.877%, 04/15/37	19,660	19,412
CSAIL Commercial Mortgage Trust 0.951%, 06/15/57 (e) (f)	12,837,560	505,505
1.182%, 11/15/48 (e) (f)	1,139,537	55,421
1.958%, 01/15/49 (e) (f)	2,392,475	220,876
3.447%, 08/15/48	80,000	78,901
3.544%, 11/15/48	280,000	277,036
GS Mortgage Securities Corp. Trust 2.954%, 11/05/34 (144A)	1,200,000	1,168,720
3.633%, 06/05/31 (144A)	130,000	130,024
GS Mortgage Securities Trust 0.122%, 07/10/46 (e) (f)	11,262,927	44,894
1.506%, 08/10/44 (144A) (e) (f)	1,001,343	30,167
3.629%, 11/10/47	230,000	229,988
3.674%, 04/10/47 (144A) (o)	235,000	65,318
5.125%, 04/10/47 (144A) (e)	465,000	387,490
JPMBB Commercial Mortgage Securities Trust 0.929%, 09/15/47 (e) (f)	4,578,390	114,799
3.363%, 07/15/45	468,669	467,014
JPMorgan Chase Commercial Mortgage Securities Trust 2.733%, 10/15/45 (144A) (e) (o)	400,000	224,117
4.518%, 12/15/47 (144A) (e) (o)	130,000	105,740
Morgan Stanley Bank of America Merrill Lynch Trust 1.185%, 10/15/48 (e) (f)	873,232	48,855
1.255%, 12/15/47 (e) (f)	2,876,584	114,117
2.918%, 02/15/46	130,000	127,243
3.134%, 12/15/48	480,000	473,765
3.176%, 08/15/45	245,000	242,752
3.766%, 11/15/46	180,000	181,410
4.259%, 10/15/46 (e)	115,000	118,411
Morgan Stanley Capital Trust 1.610%, 06/15/50 (e) (f)	1,714,913	146,832
5.304%, 10/12/52 (144A) (e) (o)	135,000	11,414
5.326%, 07/15/49 (144A) (e) (o)	265,000	230,853
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (e)	150,000	142,249
UBS Commercial Mortgage Trust 1.299%, 08/15/50 (e) (f)	1,041,448	76,097
3.426%, 08/15/50	225,000	217,970
UBS-Barclays Commercial Mortgage Trust 1.683%, 02/15/50 (e) (f)	5,702,053	536,654
2.850%, 12/10/45	325,000	317,204
3.008%, 1M LIBOR + 0.850%, 08/15/36 (144A) (e)	1,802,000	1,802,000
3.091%, 08/10/49	645,000	636,539
3.185%, 03/10/46	240,000	237,425
3.244%, 04/10/46	300,119	297,161
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,105,000	1,087,607

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Commercial Mortgage Trust 1.297%, 05/15/48 (e) (f)	3,847,997	189,563
1.305%, 09/15/57 (e) (f)	8,323,203	391,374
2.918%, 10/15/45	317,680	311,615
2.942%, 10/15/49	70,000	65,912
3.290%, 05/15/48	230,000	226,055
3.789%, 09/15/48	315,000	315,516
3.839%, 09/15/58	225,000	226,582
4.237%, 05/15/48 (e)	80,000	74,921
WF-RBS Commercial Mortgage Trust 1.456%, 03/15/47 (e) (f)	2,293,016	94,451
2.870%, 11/15/45	397,749	389,502
2.875%, 12/15/45	175,000	170,879
3.016%, 11/15/47 (144A) (o)	550,000	269,910
3.071%, 03/15/45	185,000	182,214
3.345%, 05/15/45	100,000	97,727
3.607%, 11/15/47	225,000	223,896
3.723%, 05/15/47	190,000	191,548
3.995%, 05/15/47	160,281	163,290
4.045%, 03/15/47	40,000	40,849
4.101%, 03/15/47	335,000	343,348
5.000%, 06/15/44 (144A) (e) (o)	105,000	73,398
5.769%, 04/15/45 (144A) (e)	255,000	258,452

		21,439,572

Total Mortgage-Backed Securities (Cost $52,158,885)		50,184,081

Floating Rate Loans (p)—0.9%

Aerospace/Defense—0.0%
TransDigm, Inc. Term Loan E, 4.742%, 1M LIBOR + 2.500%, 05/30/25	150,251	150,843

Auto Manufacturers—0.0%
Navistar International Corp. 1st Lien Term Loan B, 5.640%, 1M LIBOR + 3.500%, 11/06/24	99,500	100,058

Building Materials—0.0%
Pisces Midco, Inc. Term Loan, 6.087%, 3M LIBOR + 3.750%, 04/12/25	99,750	100,519
Quikrete Holdings, Inc. 1st Lien Term Loan, 4.992%, 1M LIBOR + 2.750%, 11/15/23	125,000	125,367

		225,886

Chemicals—0.0%
HB Fuller Co. Term Loan B, 4.165%, 1M LIBOR + 2.000%, 10/20/24	96,709	96,743
Univar, Inc. Term Loan B, 4.492%, 1M LIBOR + 2.250%, 07/01/24	91,159	91,488

		188,231

BHFTII-118

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (p)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—0.1%
Acosta Holdco, Inc. Term Loan, 5.492%, 1M LIBOR + 3.250%, 09/26/21	153,282	$114,923
APX Group, Inc. Term Loan B, 7.323%, 3M LIBOR + 5.000%, 02/02/24	100,000	99,750
Blitz F18-675 GmbH Term Loan B2, 3.750%, EURIBOR + 3.750%, 07/31/25 (EUR)	100,000	117,134
BrightView Landscapes LLC 1st Lien Term Loan B, 4.688%, 1M LIBOR + 2.500%, 08/15/25	217,954	219,112
Financial & Risk Holdings, Inc. Term Loan, 10/01/25 (q)	105,000	104,897
Jaguar Holding Co. II Term Loan, 4.742%, 1M LIBOR + 2.500%, 08/18/22	130,331	130,575
Nets Holding A/S Term Loan B1E, 3.000%, EURIBOR + 3.000%, 02/06/25 (EUR)	88,194	102,757
PSAV Holdings LLC 1st Lien Term Loan, 5.570%, 3M LIBOR + 3.250%, 03/01/25	174,312	174,312
WEX, Inc. Term Loan B2, 4.492%, 1M LIBOR + 2.250%, 06/30/23	410,550	412,859

		1,476,319

Computers—0.0%
Tempo Acquisition LLC Term Loan, 5.242%, 1M LIBOR + 3.000%, 05/01/24	207,375	208,386

Cosmetics/Personal Care—0.0%
Coty, Inc. Term Loan B, 4.383%, 1M LIBOR + 2.250%, 04/07/25	189,301	187,526
Revlon Consumer Products Corp. Term Loan B, 5.810%, 3M LIBOR + 3.500%, 09/07/23	240,100	183,676

		371,202

Diversified Financial Services—0.0%
AlixPartners LLP Term Loan B, 4.992%, 1M LIBOR + 2.750%, 04/04/24	177,300	178,297

Energy Equipment & Services—0.0%
Seadrill Partners Finco LLC Term Loan B, 8.386%, 3M LIBOR + 6.000%, 02/21/21	104,100	98,874

Entertainment—0.0%
Golden Entertainment, Inc. 1st Lien Term Loan, 5.250%, 1M LIBOR + 3.000%, 10/20/24	168,725	169,775

Food—0.0%
Albertson’s LLC Term Loan B4, 4.992%, 1M LIBOR + 2.750%, 08/25/21	173,818	174,220
Post Holdings, Inc. Incremental Term Loan, 4.220%, 1M LIBOR + 2.000%, 05/24/24	162,938	163,162

		337,382

Security Description	Principal Amount*	Value

Food Products—0.0%
Hostess Brands LLC Term Loan, 4.492%, 1M LIBOR + 2.250%, 08/03/22	108,081	$108,351

Healthcare-Products—0.0%
Lifescan Global Corp. 1st Lien Term Loan, 09/27/24 (q)	100,000	98,938

Healthcare-Services—0.1%
Envision Healthcare Corp. 1st Lien Term Loan, 09/26/25 (q)	115,000	114,712
Term Loan B, 5.250%, 1M LIBOR + 3.000%, 12/01/23	89,659	89,770
MPH Acquisition Holdings LLC Term Loan B, 5.136%, 3M LIBOR + 2.750%, 06/07/23	145,764	146,208
U.S. Renal Care, Inc. Term Loan B, 6.636%, 3M LIBOR + 4.250%, 12/31/22	252,850	247,003

		597,693

Insurance—0.1%
Asurion LLC Term Loan B4, 5.242%, 1M LIBOR + 3.000%, 08/04/22	308,623	311,565
Camelot UK Holdco, Ltd. Term Loan, 5.492%, 1M LIBOR + 3.250%, 10/03/23	107,814	108,122
Hub International, Ltd. Term Loan B, 5.335%, 3M LIBOR + 3.000%, 04/25/25	119,700	120,040
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan, 4.992%, 1M LIBOR + 2.750%, 03/01/21	257,421	257,850
2nd Lien Term Loan, 8.010%, 1M LIBOR + 5.750%, 02/28/22	205,000	206,153
USI, Inc. Term Loan, 5.386%, 3M LIBOR + 3.000%, 05/16/24	103,950	104,098

		1,107,828

Internet—0.0%
Zayo Group LLC Incremental Term Loan, 4.492%, 1M LIBOR + 2.250%, 01/19/24	75,071	75,483

Internet & Direct Marketing Retail—0.0%
Lands’ End, Inc. Term Loan B, 5.492%, 1M LIBOR + 3.250%, 04/04/21	155,778	152,273

IT Services—0.0%
Blackhawk Network Holdings, Inc. 1st Lien Term Loan, 5.386%, 3M LIBOR + 3.000%, 06/15/25	99,750	100,509

Leisure Time—0.0%
Aristocrat Technologies, Inc. 1st Lien Term Loan, 4.098%, 3M LIBOR + 1.750%, 10/19/24	92,636	92,663
Delta 2 (LUX) S.a.r.l. Term Loan, 4.742%, 1M LIBOR + 2.500%, 02/01/24	241,686	239,964

		332,627

BHFTII-119

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (p)—(Continued)

Security Description	Principal Amount*	Value

Life Sciences Tools & Services—0.0%
Syneos Health, Inc. Term Loan B, 4.242%, 1M LIBOR + 2.000%, 08/01/24	78,188	$78,426

Lodging—0.0%
Boyd Gaming Corp. Term Loan B3, 4.417%, 1W LIBOR + 2.250%, 09/15/23	118,504	119,237
Caesars Entertainment Operating Co. Term Loan, 4.242%, 1M LIBOR + 2.000%, 10/06/24	158,800	158,885
Caesars Resort Collection LLC 1st Lien Term Loan B, 4.992%, 1M LIBOR + 2.750%, 12/22/24	110,456	111,176
Crown Finance U.S., Inc. Term Loan, 4.742%, 1M LIBOR + 2.500%, 02/28/25	99,500	99,452

		488,750

Machinery—0.0%
Circor International, Inc. 1st Lien Term Loan, 5.639%, 1M LIBOR + 3.500%, 12/11/24	104,213	104,929

Machinery-Construction & Mining—0.0%
Brookfield WEC Holdings, Inc. 1st Lien Term Loan, 5.992%, 1M LIBOR + 3.750%, 08/01/25	100,000	101,323

Machinery-Diversified—0.0%
Gardner Denver, Inc. Term Loan B, 4.992%, 1M LIBOR + 2.750%, 07/30/24	193,436	194,842

Media—0.0%
Mission Broadcasting, Inc. Term Loan B2, 4.604%, 1M LIBOR + 2.500%, 01/17/24	9,296	9,328
Nexstar Broadcasting, Inc. Term Loan B2, 4.604%, 1M LIBOR + 2.500%, 01/17/24	66,284	66,643
Numericable Group S.A. Term Loan B12, 5.846%, 1M LIBOR + 3.687%, 01/31/26	99,250	98,258
Univision Communications, Inc. Term Loan C5, 4.992%, 1M LIBOR + 2.750%, 03/15/24	147,184	143,347

		317,576

Miscellaneous Manufacturing—0.0%
CTC AcquiCo GmbH Term Loan B1, 3.000%, EURIBOR + 3.000%, 03/07/25 (EUR)	100,000	116,184

Office/Business Equipment—0.0%
Brand Energy & Infrastructure Services, Inc. Term Loan, 6.600%, 3M LIBOR + 4.250%, 06/21/24	148,125	149,236

Oil & Gas—0.1%
California Resources Corp. Second Out Term Loan, 12.617%, 1M LIBOR + 10.375%, 12/31/21	130,000	144,625
Fieldwood Energy LLC 1st Lien TL, 7.492%, 1M LIBOR + 5.250%, 04/11/22	249,780	251,966

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Foresight Energy LLC 1st Lien Term Loan, 7.992%, 1M LIBOR + 5.750%, 03/28/22	189,117	$189,661
Paragon Offshore Finance Co. Term Loan B, 07/18/21 (c) (h) (i)	706	0

		586,252

Packaging & Containers—0.1%
Berry Global, Inc. Term Loan S, 3.936%, 3M LIBOR + 1.750%, 02/08/20	172,724	173,012
Flex Acquisition Co., Inc. 1st Lien Term Loan, 5.337%, 3M LIBOR + 3.000%, 12/29/23	98,750	98,843
Reynolds Group Holdings, Inc. Term Loan, 4.992%, 1M LIBOR + 2.750%, 02/05/23	253,702	255,147

		527,002

Pharmaceuticals—0.1%
Change Healthcare Holdings LLC Term Loan B, 4.992%, 1M LIBOR + 2.750%, 03/01/24	170,625	171,383
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 6.500%, 1M LIBOR + 4.250%, 04/29/24	167,875	169,344
Valeant Pharmaceuticals International, Inc. Term Loan B, 5.104%, 1M LIBOR + 3.000%, 06/01/25	167,340	168,387

		509,114

Pipelines—0.0%
Energy Transfer Equity L.P. Term Loan B, 4.242%, 1M LIBOR + 2.000%, 02/02/24	277,617	278,060

Real Estate Investment Trusts—0.0%
VICI Properties 1 LLC Replacement Term Loan B, 4.212%, 1M LIBOR + 2.000%, 12/20/24	95,455	95,753

Retail—0.1%
Bass Pro Group LLC Term Loan B, 7.242%, 1M LIBOR + 5.000%, 09/25/24	148,500	150,194
Harbor Freight Tools USA, Inc. Term Loan B, 4.742%, 1M LIBOR + 2.500%, 08/18/23	115,837	116,070
J. Crew Group, Inc. Term Loan B, 5.320%, 3M LIBOR + 3.000%, 03/05/21 (c) (h) (i)	307,347	249,197
Neiman Marcus Group, Ltd. LLC Term Loan, 5.370%, 1M LIBOR + 3.250%, 10/25/20	222,667	207,126
Staples, Inc. Term Loan B, 6.343%, 3M LIBOR + 4.000%, 09/12/24	129,025	129,146

		851,733

Semiconductors—0.0%
Entegris, Inc. Term Loan B, 4.492%, 1M LIBOR + 2.250%, 04/30/21	115,949	116,529

BHFTII-120

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (p)—(Continued)

Security Description	Principal Amount*	Value

Semiconductors & Semiconductor Equipment—0.0%
Microchip Technology, Inc. Term Loan B, 4.250%, 1M LIBOR + 2.000%, 05/29/25	91,100	$91,270

Software—0.1%
Almonde, Inc. 1st Lien Term Loan, 5.886%, 3M LIBOR + 3.500%, 06/13/24	117,631	117,842
First Data Corp. Term Loan, 4.212%, 1M LIBOR + 2.000%, 07/08/22	441,613	442,413
Infor (U.S.), Inc. Term Loan B6, 5.136%, 3M LIBOR + 2.750%, 02/01/22	241,753	242,681

		802,936

Telecommunications—0.1%
CSC Holdings LLC 1st Lien Term Loan, 4.408%, 1M LIBOR + 2.250%, 07/17/25	106,928	107,039
Sprint Communications, Inc. 1st Lien Term Loan B, 4.750%, 1M LIBOR + 2.500%, 02/02/24	334,900	335,946
Telenet Financing USD LLC Term Loan AN, 08/15/26 (q)	100,000	99,667

		542,652

Transportation—0.0%
Savage Enterprises LLC 1st Lien Term Loan B, 6.600%, 1M LIBOR + 4.500%, 08/01/25	98,750	100,170

Total Floating Rate Loans (Cost $12,245,427)		12,131,692

Foreign Government—0.5%

Sovereign—0.5%
Abu Dhabi Government International Bond 4.125%, 10/11/47 (144A)	1,510,000	1,442,050
Argentine Republic Government International Bond 5.250%, 01/15/28 (EUR)	370,000	341,798
Egypt Government International Bond 8.500%, 01/31/47	200,000	200,432
Export-Import Bank of Korea 2.807%, 3M LIBOR + 0.460%, 10/21/19 (e)	200,000	200,143
Ghana Government International Bond 8.627%, 06/16/49 (144A)	400,000	400,000
Ireland Government Bond 4.500%, 10/18/18 (EUR)	430,000	500,200
Japan Bank for International Cooperation 2.801%, 3M LIBOR + 0.480%, 06/01/20 (e)	200,000	200,957
Panama Government International Bonds 4.300%, 04/29/53	532,000	512,050
4.500%, 04/16/50	200,000	198,302
Qatar Government International Bond 5.103%, 04/23/48 (144A)	600,000	624,000

Sovereign—(Continued)
Romanian Government International Bond 6.125%, 01/22/44	842,000	949,355
Saudi Government International Bonds 4.500%, 10/26/46	624,000	593,599
4.625%, 10/04/47 (144A)	500,000	481,650

Total Foreign Government (Cost $6,778,287)		6,644,536

Municipals—0.3%
Chicago Board of Education, General Obligation Unlimited, Build America Bonds 6.138%, 12/01/39	155,000	146,681
6.319%, 11/01/29	345,000	341,974
Chicago Transit Authority Transfer Tax Receipts Revenue 6.899%, 12/01/40	490,000	622,849
City of Chicago IL, General Obligation Unlimited 7.045%, 01/01/29	190,000	202,985
7.375%, 01/01/33	775,000	842,921
State of California General Obligation Unlimited, Build America Bonds 7.350%, 11/01/39	270,000	379,185
7.600%, 11/01/40	180,000	267,523
State of Illinois, General Obligation Unlimited 5.363%, 02/01/19	35,000	35,267
5.877%, 03/01/19	655,000	662,533

Total Municipals (Cost $3,566,930)		3,501,918

Short-Term Investments—1.9%

Commercial Paper—0.0%
AT&T, Inc. 2.986%, 05/28/19 (r)	250,000	245,222
Royal Bank of Canada New York 1.615%, 10/19/18 (CAD) (r)	200,000	154,691

		399,913

Foreign Government—0.5%
Egypt Treasury Bills 14.199%, 10/16/18 (EGP) (r)	10,500,000	582,322
15.808%, 03/05/19 (EGP) (r)	3,950,000	203,631
Italy Buoni Ordinari del Tesoro BOT Zero Coupon, 10/31/18	240,000	278,718
Japan Treasury Bills 0.00%, 10/09/18 (JPY) (r)	74,900,000	659,228
0.00%, 10/22/18 (JPY) (r)	210,950,000	1,856,754
0.00%, 10/29/18 (JPY) (r)	32,200,000	283,428
0.00%, 11/12/18 (JPY) (r)	102,050,000	898,302
0.00%, 12/03/18 (JPY) (r)	33,350,000	293,589
0.00%, 12/17/18 (JPY) (r)	154,250,000	1,357,974
Spain Letras del Tesoro Zero Coupon, 10/12/18	90,000	104,508

		6,518,454

BHFTII-121

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—1.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $17,771,071; collateralized by U.S. Treasury Note at 2.250%, maturing 10/31/24, with a market value of $18,127,512.	17,769,590	$17,769,590

Total Short-Term Investments (Cost $24,811,417)		24,687,957

Securities Lending Reinvestments (s)—6.8%

Bank Note—0.2%
Bank of America N.A. 2.398%, 1M LIBOR + 0.250%, 11/13/18 (e)	2,000,000	2,000,000

Certificates of Deposit—1.5%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (e)	2,000,000	1,999,966
Banco Santander S.A. 2.340%, 11/07/18	999,975	1,000,082
Bank of Montreal Zero Coupon, 10/31/18	1,995,737	1,996,125
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (e)	2,000,000	1,999,996
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (e)	500,000	500,477
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (e)	500,000	499,899
Commonwealth Bank of Australia 2.487%, 3M LIBOR + 0.140%, 04/23/19 (e)	250,000	250,090
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (e)	500,000	500,020
Industrial & Commercial Bank of China, Ltd. 2.500%, 11/15/18	1,500,000	1,499,964
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (e)	1,000,000	999,967
Natixis S.A. New York 2.504%, 1M LIBOR + 0.370%, 02/14/19 (e)	1,500,000	1,501,003
Royal Bank of Canada New York 2.381%, 1M LIBOR + 0.250%, 01/11/19 (e)	500,000	500,165
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (e)	1,500,000	1,499,824
Sumitomo Mitsui Trust Bank, Ltd. 2.502%, 1M LIBOR + 0.320%, 11/21/18 (e)	2,000,000	2,000,000
Sumitomo Mitsui Trust Bank, Ltd., London 2.321%, 1M LIBOR + 0.190%, 04/11/19 (e)	1,500,000	1,499,929
Wells Fargo Bank N.A. 2.475%, 3M LIBOR + 0.140%, 10/26/18 (e)	500,000	500,083
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (e)	500,000	500,266

		19,247,856

Commercial Paper—0.7%
Bank of China, Ltd. 2.510%, 11/02/18	1,987,311	1,995,600
2.550%, 12/20/18	993,625	994,247

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
ING Funding LLC 2.453%, 1M LIBOR + 0.320%, 02/08/19 (e)	2,500,000	$2,501,277
Sheffield Receivables Co. 2.490%, 11/26/18	1,480,391	1,494,239
2.510%, SOFR + 0.350%, 11/28/18 (e)	500,000	500,137
Westpac Banking Corp. 2.492%, 1M LIBOR + 0.280%, 05/24/19 (e)	1,000,000	1,000,554

		8,486,054

Repurchase Agreements—3.7%
Citigroup Global Markets, Inc. Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $368,643; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $357,000.	350,000	350,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,500,280; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $1,530,000.	1,500,000	1,500,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,000,187; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $1,020,001.	1,000,000	1,000,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,500,280; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $1,530,000.	1,500,000	1,500,000
Deutsche Bank AG, London Repurchase Agreement dated 08/24/18 at 2.560%, due on 10/01/18 with a maturity value of $5,013,511; collateralized by various Common Stock with an aggregate market value of $5,566,613.	5,000,000	5,000,000
Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $916,960; collateralized by various Common Stock with an aggregate market value of $1,001,990.	900,000	900,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $1,003,966; collateralized by various Common Stock with an aggregate market value of $1,111,246.	1,000,000	1,000,000
Macquaire Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $1,938,388; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $1,975,286.	1,938,033	1,938,033

BHFTII-122

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (s)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $1,484,199; collateralized by various Common Stock with an aggregate market value of $1,540,000.	1,400,000	$1,400,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $20,009,606; collateralized by various Common Stock with an aggregate market value of $22,004,285.	20,000,000	20,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $1,733,703; collateralized by various Common Stock with an aggregate market value of $1,891,514.	1,700,000	1,700,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $1,519,403; collateralized by various Common Stock with an aggregate market value of $1,668,983.	1,500,000	1,500,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $1,925,237; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,110,232.	1,900,000	1,900,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $2,430,646; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,665,556.	2,400,000	2,400,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $2,429,876; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,665,556.	2,400,000	2,400,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $2,428,798; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,665,556.	2,400,000	2,400,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $804,524; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $888,519.	800,000	800,000

		47,688,033

Time Deposits—0.7%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	3,000,000	3,000,000

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Cooperative Rabobank UA New York 2.150%, 10/01/18	3,500,000	$3,500,000
DZ Bank AG 2.150%, 10/01/18	1,000,000	1,000,000
Nordea Bank New York 2.140%, 10/01/18	1,000,000	1,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	500,000	500,000

		9,000,000

Total Securities Lending Reinvestments (Cost $86,418,209)		86,421,943

Total Purchased Options—0.1% (u) (Cost $1,236,403)		1,180,668

Total Investments—117.1% (Cost $1,380,299,827)		1,508,865,815
Other assets and liabilities (net)—(17.1)%		(220,087,618)

Net Assets—100.0%		$1,288,778,197

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $83,648,956 and the collateral received consisted of cash in the amount of $86,395,072. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent less than 0.05% of net assets.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	Interest only security.
(g)	Principal only security.
(h)	Illiquid security. As of September 30, 2018, these securities represent 0.4% of net assets.
(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(j)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2018, the market value of securities pledged was $3,191,234.
(k)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2018, the market value of securities pledged was $1,747,051.
(l)	Principal amount of security is adjusted for inflation.
(m)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2018, the market value of securities pledged was $1,463,226.
(n)	Non-income producing; security is in default and/or issuer is in bankruptcy.

BHFTII-123

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

(o)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2018, the market value of restricted securities was $7,530,271, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(p)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(q)	This loan will settle after September 30, 2018, at which time the interest rate will be determined.
(r)	The rate shown represents current yield to maturity.
(s)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(t)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(u)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $164,168,806, which is 12.7% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
CLUB Credit Trust, 2.610%, 01/15/24	11/29/17	$604,719	$604,703	$601,588
Commercial Mortgage Pass-Through Certificates Mortgage Trust, 4.750%, 10/15/45	02/18/15 - 02/16/17	355,000	256,041	174,262
Commercial Mortgage Pass-Through Certificates Mortgage Trust, 4.726%, 10/15/45	12/05/14 - 03/29/17	210,000	149,074	42,065
Conn Funding L.P., 2.730%, 07/15/20	12/12/17	40,841	40,839	40,835
Domino’s Pizza Master Issuer LLC, 4.116%, 07/25/48	04/18/18	698,250	698,250	693,858
GS Mortgage Securities Trust, 3.674%, 04/10/47	04/03/14	235,000	147,173	65,318
JPMorgan Chase Commercial Mortgage Securities Trust, 2.733%, 10/15/45	05/19/15	400,000	269,984	224,117
JPMorgan Chase Commercial Mortgage Securities Trust, 4.518%, 12/15/47	03/17/14	130,000	105,300	105,740
Lendmark Funding Trust, 3.260%, 04/21/25	10/26/16	875,000	874,901	875,886
Lendmark Funding Trust, 2.830%, 12/22/25	06/22/17	680,000	679,861	676,140
Marlette Funding Trust, 2.360%, 12/15/24	10/17/17	278,200	278,185	277,208
Morgan Stanley Capital Trust, 5.326%, 07/15/49	03/13/15	265,000	242,868	230,853
Morgan Stanley Capital Trust, 5.304%, 10/12/52	05/02/14	135,000	137,651	11,414
Regional Management Issuance Trust, 3.830%, 07/15/27	06/20/18	950,000	949,804	947,118
Skopos Auto Receivables Trust, 3.190%, 09/15/21	03/14/18	657,325	657,322	656,720
SoFi Consumer Loan Program LLC, 3.090%, 10/27/25	07/27/16	308,860	308,811	307,932
SoFi Consumer Loan Program LLC, 3.280%, 01/26/26	01/20/17	276,007	275,984	275,639
Vericrest Opportunity Loan Trust LLC, 3.250%, 06/25/47	06/09/17 - 06/29/18	272,720	272,720	270,908
WF-RBS Commercial Mortgage Trust, 5.000%, 06/15/44	03/27/14	105,000	94,365	73,398
WF-RBS Commercial Mortgage Trust, 3.016%, 11/15/47	11/05/14	550,000	362,270	269,910
Wendys Funding LLC, 3.884%, 03/15/48	12/06/17	431,738	431,737	414,421
YPF S.A., 16.500%, 05/09/22	05/04/17	19,392,845	1,264,168	294,941

				$7,530,271

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	2.500%	TBA	$(3,841,000)	$(3,717,968)	$(3,706,040)
Fannie Mae 15 Yr. Pool	3.000%	TBA	(13,622,000)	(13,469,033)	(13,454,651)
Fannie Mae 15 Yr. Pool	4.500%	TBA	(1,300,000)	(1,311,781)	(1,314,857)
Fannie Mae 30 Yr. Pool	3.000%	TBA	(17,204,000)	(16,488,385)	(16,462,953)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(655,000)	(677,823)	(675,699)
Fannie Mae 30 Yr. Pool	5.000%	TBA	(2,370,000)	(2,497,224)	(2,487,944)
Freddie Mac 30 Yr. Gold Pool	3.000%	TBA	(1,075,000)	(1,033,344)	(1,028,368)

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Schedule of Investments as of September 30, 2018 (Unaudited)

TBA Forward Sale Commitments—(Continued)

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Freddie Mac 30 Yr. Gold Pool	5.500%	TBA	$(200,000)	$(212,906)	$(213,148)
Ginnie Mae II 30 Yr. Pool	4.000%	TBA	(1,463,000)	(1,492,031)	(1,487,717)

Totals				$(40,900,495)	$(40,831,377)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	205,000	HSBC	10/02/18	USD	156,385	$(2,330)
CAD	135,000	HSBC	10/09/18	USD	103,042	(1,496)
CAD	200,000	BBP	10/19/18	USD	154,224	(679)
CAD	65,000	CBNA	10/22/18	USD	50,376	29
CAD	270,000	HSBC	10/22/18	USD	208,648	(484)
CAD	205,000	SSBT	11/15/18	USD	157,252	(1,606)
CAD	150,000	CBNA	11/19/18	USD	115,404	(842)
CAD	270,000	BNP	11/21/18	USD	205,402	(3,849)
CAD	270,000	GSI	12/11/18	USD	207,191	(2,150)
CAD	270,000	SSBT	02/19/19	USD	207,053	(2,579)
EUR	90,000	BNP	10/12/18	USD	103,093	(1,484)
EUR	120,000	CBNA	10/18/18	USD	141,370	1,870
EUR	310,000	JPMC	10/18/18	USD	365,230	4,854
EUR	3,604,000	HSBC	10/31/18	USD	4,246,370	52,469
EUR	240,000	JPMC	10/31/18	USD	283,662	4,379
EUR	369,000	SSBT	12/19/18	USD	430,467	(768)
JPY	74,900,000	JPMC	10/09/18	USD	680,655	21,102
JPY	500,000,000	NAB	10/10/18	USD	4,470,229	67,020
JPY	210,950,000	MSIP	10/22/18	USD	1,891,353	32,039
JPY	32,200,000	CBNA	10/29/18	USD	291,685	7,731
JPY	102,050,000	JPMC	11/13/18	USD	927,660	26,763
JPY	33,350,000	CBNA	12/03/18	USD	302,505	7,665
JPY	154,250,000	JPMC	12/17/18	USD	1,388,129	22,411

Net Unrealized Appreciation						$230,065

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	12/18/18	59	CAD	7,824,580	$(4,941)
S&P 500 Index E-Mini Futures	12/21/18	36	USD	5,254,200	(134)
U.S. Treasury Long Bond Futures	12/19/18	39	USD	5,479,500	(151,174)
U.S. Treasury Note 2 Year Futures	12/31/18	69	USD	14,540,672	4,280
U.S. Treasury Note 5 Year Futures	12/31/18	512	USD	57,588,000	(366,146)
U.S. Treasury Note Ultra 10 Year Futures	12/19/18	31	USD	3,906,000	(53,830)
U.S. Treasury Ultra Long Bond Futures	12/19/18	123	USD	18,976,594	(480,487)
United Kingdom Long Gilt Bond Futures	12/27/18	39	GBP	4,716,660	5,913

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	12/19/18	(53)	USD	(6,295,406)	60,386

Net Unrealized Depreciation					$(986,133)

BHFTII-125

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 30 Year Interest Rate Swap	2.450%	BBP	3M LIBOR	Pay	08/02/27	2,300,000	USD	2,300,000	$331,634	$198,565	$(133,069)
Call - OTC - 30 Year Interest Rate Swap	2.450%	JPMC	3M LIBOR	Pay	08/02/27	600,000	USD	600,000	70,200	51,800	(18,400)
Put - OTC - 10 Year Interest Rate Swap	3.200%	DBAG	3M LIBOR	Receive	05/30/19	12,605,000	USD	12,605,000	187,815	190,485	2,670
Put - OTC - 10 Year Interest Rate Swap	3.200%	BOA	3M LIBOR	Receive	05/30/19	8,825,000	USD	8,825,000	73,318	133,362	60,044
Put - OTC - 30 Year Interest Rate Swap	2.450%	BBP	3M LIBOR	Receive	08/02/27	2,300,000	USD	2,300,000	452,896	480,982	28,086
Put - OTC - 30 Year Interest Rate Swap	2.450%	JPMC	3M LIBOR	Receive	08/02/27	600,000	USD	600,000	120,540	125,474	4,934

Totals									$1,236,403	$1,180,668	$(55,735)

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation
Receive	12M CPI	Maturity	2.004%	Maturity	01/15/23	DBAG	USD	7,825,000	$121,512	$3,081	$118,431
Receive	CPI-U	Annually	1.810%	Annually	09/04/25	BOA	USD	3,803,000	143,814	—	143,814

Totals									$265,326	$3,081	$262,245

Securities in the amount of $234,532 have been received at the custodian bank as collateral for open OTC swap contracts.

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid	Unrealized Depreciation
Receive	3M LIBOR	Quarterly	12/20/18	MSIP	Markit iBoxx USD Liquid High Yield Index	USD 4,860,000	$(122,083)	$9,655	$(131,738)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1D FEDRC	Annually	1.625%	Annually	11/14/26	USD	2,610,000	$215,506	$—	$215,506
Receive	1D FEDRC	Annually	2.500%	Annually	03/01/28	USD	3,400,000	71,766	11,289	60,477
Receive	3M LIBOR	Semi-Annually	2.000%	Quarterly	03/21/23	USD	2,825,000	124,950	14,481	110,469
Receive	3M LIBOR	Semi-Annually	2.250%	Quarterly	06/20/28	USD	22,048,000	1,598,751	1,228,985	369,766
Receive	3M LIBOR	Semi-Annually	2.750%	Quarterly	12/20/47	USD	3,955,000	296,965	(89,207)	386,172
Receive	3M LIBOR	Semi-Annually	3.000%	Quarterly	04/30/25	USD	5,155,000	22,091	25,492	(3,401)
Receive	3M LIBOR	Semi-Annually	3.002%	Quarterly	06/18/28	USD	2,679,000	23,440	—	23,440
Receive	3M LIBOR	Semi-Annually	3.185%	Quarterly	02/15/44	USD	741,000	(4,287)	—	(4,287)

Totals								$2,349,182	$1,191,040	$1,158,142

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.30.V1	1.000%	Quarterly	12/20/23	1.931%	USD	1,510,000	$(64,396)	$(72,853)	$8,457
CDX.NA.HY.30.V1	5.000%	Quarterly	06/20/23	3.061%	USD	10,319,000	806,419	697,156	109,263

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Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.30.V1	1.000%	Quarterly	06/20/23	0.543%	USD	3,040,000	$60,581	$58,145	$2,436
ITRAXX.EUR.30.V1	1.000%	Quarterly	12/20/23	0.682%	EUR	5,120,000	96,772	98,471	(1,699)

Totals							$899,376	$780,919	$118,457

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.PEN.AAA.06-2	(0.110%)	Monthly	05/25/46	JPMC	0.000%	USD	182,381	$(19,025)	$25,261	$(44,286)
PRIMEX.ARM.2	(4.580%)	Monthly	12/25/37	MSIP	0.000%	USD	339,954	—	(735)	735

Totals								$(19,025)	$24,526	$(43,551)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.PEN.AAA.06-2	0.110%	Monthly	05/25/46	BBP	0.000%	USD	182,381	$(9,803)	$(4,957)	$(4,846)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	91,000	(19,000)	(15,473)	(3,527)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	265,000	(55,330)	(39,508)	(15,822)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	270,000	(56,374)	(53,314)	(3,060)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	460,000	(96,044)	(85,670)	(10,374)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	465,000	(97,088)	(86,601)	(10,487)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	465,000	(97,088)	(86,601)	(10,487)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	465,000	(97,088)	(86,601)	(10,487)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	645,000	(134,671)	(135,820)	1,149
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	GSI	0.000%	USD	304,000	(63,473)	(50,355)	(13,118)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	GSI	0.000%	USD	530,000	(110,660)	(58,813)	(51,847)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	MSIP	0.000%	USD	190,000	(39,671)	(35,385)	(4,286)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	CSI	0.000%	USD	550,000	(99,183)	(156,166)	56,983
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	GSI	0.000%	USD	241,000	(43,460)	(59,417)	15,957
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	GSI	0.000%	USD	580,000	(104,593)	(181,510)	76,917
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	MSIP	0.000%	USD	1,289,000	(232,450)	(365,997)	133,547
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CSI	0.000%	USD	185,000	(21,817)	(26,509)	4,692
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	DBAG	0.000%	USD	170,000	(20,048)	(25,789)	5,741
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	GSI	0.000%	USD	660,000	(77,835)	(74,951)	(2,884)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	MSIP	0.000%	USD	90,000	(10,614)	(8,031)	(2,583)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	MSIP	0.000%	USD	830,000	(97,883)	(124,759)	26,876
PRIMEX.ARM.2	4.580%	Monthly	12/25/37	JPMC	0.000%	USD	339,954	—	10,208	(10,208)

Totals								$(1,584,173)	$(1,752,019)	$167,846

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

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Schedule of Investments as of September 30, 2018 (Unaudited)

(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(NAB)—	National Australia Bank Ltd.
(SSBT)—	State Street Bank and Trust

Currencies

(ARS)—	Argentine Peso
(EGP)—	Egyptian Pound
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(ABX.HE.PEN)—	Markit Asset-Backed Home Equity Penultimate Index
(CDOR)—	Canadian Dollar Offered Rate
(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX)—	Commercial Mortgage-Backed Index
(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CPI)—	U.S. Consumer Price Index
(CPI-U)—	U.S. Consumer Price Index for All Urban Consumers
(EURIBOR)—	Euro Interbank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(FEDRC)—	U.S. Federal Funds Rate Compounded
(ITRAXX.EUR)—	Markit iTraxx Europe Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIMEX.ARM)—	Markit PrimeX Adjustable RateMortgage Index
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

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Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$37,748,652	$—	$—	$37,748,652
Air Freight & Logistics	835,060	—	—	835,060
Airlines	2,772,905	—	—	2,772,905
Banks	25,053,030	—	—	25,053,030
Beverages	13,674,473	—	—	13,674,473
Biotechnology	14,213,801	—	—	14,213,801
Capital Markets	20,984,123	—	—	20,984,123
Chemicals	16,840,697	—	—	16,840,697
Construction & Engineering	553,937	—	—	553,937
Construction Materials	771,595	—	—	771,595
Consumer Finance	9,386,794	—	—	9,386,794
Containers & Packaging	7,017,608	—	—	7,017,608
Diversified Financial Services	2,426,479	—	—	2,426,479
Diversified Telecommunication Services	12,746,489	—	—	12,746,489
Electric Utilities	19,072,199	—	—	19,072,199
Electrical Equipment	4,205,436	—	—	4,205,436
Electronic Equipment, Instruments & Components	5,165,396	—	—	5,165,396
Energy Equipment & Services	5,821,116	—	—	5,821,116
Entertainment	12,364,670	—	—	12,364,670
Equity Real Estate Investment Trusts	22,515,250	—	—	22,515,250
Food & Staples Retailing	9,919,341	—	—	9,919,341
Food Products	14,993,759	—	—	14,993,759
Health Care Equipment & Supplies	33,452,358	—	—	33,452,358
Health Care Providers & Services	21,205,478	—	—	21,205,478
Hotels, Restaurants & Leisure	11,837,371	—	—	11,837,371
Household Durables	1,006,395	—	—	1,006,395
Independent Power and Renewable Electricity Producers	4,713,485	—	—	4,713,485
Industrial Conglomerates	6,802,822	—	—	6,802,822
Insurance	31,978,437	—	—	31,978,437
Interactive Media & Services	30,872,272	—	—	30,872,272
Internet & Direct Marketing Retail	46,194,312	—	—	46,194,312
IT Services	34,715,239	—	—	34,715,239
Life Sciences Tools & Services	7,345,099	—	—	7,345,099
Machinery	11,979,923	—	—	11,979,923
Marine	604,455	—	—	604,455
Media	17,798,046	—	—	17,798,046
Metals & Mining	2,229,355	—	—	2,229,355
Multi-Utilities	5,356,032	—	—	5,356,032
Oil, Gas & Consumable Fuels	38,343,819	5,949	—	38,349,768
Personal Products	7,070,957	—	—	7,070,957
Pharmaceuticals	37,875,604	—	—	37,875,604
Professional Services	8,815,568	—	—	8,815,568
Road & Rail	7,195,102	—	—	7,195,102
Semiconductors & Semiconductor Equipment	35,024,737	—	—	35,024,737
Software	49,421,486	—	—	49,421,486
Specialty Retail	16,148,099	—	—	16,148,099
Technology Hardware, Storage & Peripherals	28,935,353	—	—	28,935,353
Textiles, Apparel & Luxury Goods	10,791,116	—	—	10,791,116
Thrifts & Mortgage Finance	1,528,041	—	—	1,528,041
Tobacco	18,373,785	—	—	18,373,785
Trading Companies & Distributors	646,908	—	—	646,908
Total Common Stocks	787,344,464	5,949	—	787,350,413
Total U.S. Treasury & Government Agencies*	—	281,729,819	1,075,458	282,805,277
Corporate Bonds & Notes
Aerospace/Defense	—	2,519,704	—	2,519,704
Agriculture	—	5,630,855	—	5,630,855

BHFTII-129

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Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Airlines	$—	$456,936	$—	$456,936
Auto Manufacturers	—	3,208,066	—	3,208,066
Auto Parts & Equipment	—	56,415	—	56,415
Banks	—	44,189,163	—	44,189,163
Beverages	—	3,361,420	—	3,361,420
Biotechnology	—	1,670,570	—	1,670,570
Building Materials	—	234,363	—	234,363
Chemicals	—	2,468,821	—	2,468,821
Commercial Services	—	2,716,255	—	2,716,255
Computers	—	1,229,862	—	1,229,862
Diversified Financial Services	—	2,201,162	—	2,201,162
Electric	—	8,170,371	—	8,170,371
Electronics	—	386,276	—	386,276
Engineering & Construction	—	1,736,375	—	1,736,375
Entertainment	—	508,397	—	508,397
Food	—	1,343,229	—	1,343,229
Food Service	—	122,500	—	122,500
Forest Products & Paper	—	200,800	—	200,800
Gas	—	94,288	—	94,288
Healthcare - Products	—	2,092,418	—	2,092,418
Healthcare - Services	—	6,313,292	—	6,313,292
Home Builders	—	307,738	—	307,738
Insurance	—	5,610,071	—	5,610,071
Internet	—	2,422,781	—	2,422,781
Iron/Steel	—	1,414,342	—	1,414,342
Leisure Time	—	28,831	—	28,831
Machinery - Construction & Mining	—	107,363	—	107,363
Media	—	8,702,397	—	8,702,397
Mining	—	1,243,470	—	1,243,470
Miscellaneous Manufacturing	—	271,764	—	271,764
Office/Business Equipment	—	367,644	—	367,644
Oil & Gas	—	4,850,106	—	4,850,106
Packaging & Containers	—	228,900	—	228,900
Pharmaceuticals	—	10,193,979	—	10,193,979
Pipelines	—	4,017,067	—	4,017,067
Real Estate Investment Trusts	—	609,242	—	609,242
Retail	—	2,290,259	—	2,290,259
Semiconductors	—	2,899,020	—	2,899,020
Software	—	1,896,112	—	1,896,112
Telecommunications	—	8,464,945	—	8,464,945
Transportation	—	1,631,553	—	1,631,553
Trucking & Leasing	—	29,306	—	29,306
Total Corporate Bonds & Notes	—	148,498,428	—	148,498,428
Total Asset-Backed Securities*	—	105,458,902	—	105,458,902
Total Mortgage-Backed Securities*	—	50,184,081	—	50,184,081
Floating Rate Loans
Aerospace/Defense	—	150,843	—	150,843
Auto Manufacturers	—	100,058	—	100,058
Building Materials	—	225,886	—	225,886
Chemicals	—	188,231	—	188,231
Commercial Services	—	1,476,319	—	1,476,319
Computers	—	208,386	—	208,386
Cosmetics/Personal Care	—	371,202	—	371,202
Diversified Financial Services	—	178,297	—	178,297
Energy Equipment & Services	—	98,874	—	98,874
Entertainment	—	169,775	—	169,775
Food	—	337,382	—	337,382
Food Products	—	108,351	—	108,351
Healthcare-Products	—	98,938	—	98,938

BHFTII-130

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Healthcare-Services	$—	$597,693	$—	$597,693
Insurance	—	1,107,828	—	1,107,828
Internet	—	75,483	—	75,483
Internet & Direct Marketing Retail	—	152,273	—	152,273
IT Services	—	100,509	—	100,509
Leisure Time	—	332,627	—	332,627
Life Sciences Tools & Services	—	78,426	—	78,426
Lodging	—	488,750	—	488,750
Machinery	—	104,929	—	104,929
Machinery-Construction & Mining	—	101,323	—	101,323
Machinery-Diversified	—	194,842	—	194,842
Media	—	317,576	—	317,576
Miscellaneous Manufacturing	—	116,184	—	116,184
Office/Business Equipment	—	149,236	—	149,236
Oil & Gas	—	586,252	—	586,252
Packaging & Containers	—	527,002	—	527,002
Pharmaceuticals	—	509,114	—	509,114
Pipelines	—	278,060	—	278,060
Real Estate Investment Trusts	—	95,753	—	95,753
Retail	—	602,536	249,197	851,733
Semiconductors	—	116,529	—	116,529
Semiconductors & Semiconductor Equipment	—	91,270	—	91,270
Software	—	802,936	—	802,936
Telecommunications	—	542,652	—	542,652
Transportation	—	100,170	—	100,170
Total Floating Rate Loans	—	11,882,495	249,197	12,131,692
Total Foreign Government*	—	6,644,536	—	6,644,536
Total Municipals	—	3,501,918	—	3,501,918
Total Short-Term Investments*	—	24,687,957	—	24,687,957
Total Securities Lending Reinvestments*	—	86,421,943	—	86,421,943
Purchased Options at Value	$—	$1,180,668	$—	$1,180,668
Total Investments	$787,344,464	$720,196,696	$1,324,655	$1,508,865,815

Collateral for Securities Loaned (Liability)	$—	$(86,395,072)	$—	$(86,395,072)
TBA Forward Sales Commitments	$—	$(40,831,377)	$—	$(40,831,377)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$248,332	$—	$248,332
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(18,267)	—	(18,267)
Total Forward Contracts	$—	$230,065	$—	$230,065
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$70,579	$—	$—	$70,579
Futures Contracts (Unrealized Depreciation)	(1,056,712)	—	—	(1,056,712)
Total Futures Contracts	$(986,133)	$—	$—	$(986,133)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,285,986	$—	$1,285,986
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(9,387)	—	(9,387)
Total Centrally Cleared Swap Contracts	$—	$1,276,599	$—	$1,276,599
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$265,326	$—	$265,326
OTC Swap Contracts at Value (Liabilities)	—	(1,696,453)	(28,828)	(1,725,281)
Total OTC Swap Contracts	$—	$(1,431,127)	$(28,828)	$(1,459,955)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2018 is not presented.

Transfers from Level 3 to Level 2 in the amount of $3,955 were due to the initiation of trading activity which resulted in the availability of significant observable inputs.

BHFTII-131

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—9.5%
General Dynamics Corp.	516,607	$105,759,785
Lockheed Martin Corp. (a)	310,302	107,352,080
Northrop Grumman Corp. (a)	302,529	96,013,628
United Technologies Corp.	519,954	72,694,769

		381,820,262

Air Freight & Logistics—2.1%
United Parcel Service, Inc. - Class B	729,162	85,129,664

Banks—2.4%
PNC Financial Services Group, Inc. (The)	702,872	95,724,138

Beverages—8.3%
Coca-Cola Co. (The)	2,650,784	122,439,713
Diageo plc	2,612,366	92,515,277
PepsiCo, Inc. (a)	1,072,735	119,931,773

		334,886,763

Biotechnology—1.6%
Amgen, Inc.	306,713	63,578,538

Capital Markets—1.8%
BlackRock, Inc.	149,701	70,558,572

Chemicals—4.4%
Ecolab, Inc. (a)	590,865	92,635,815
Praxair, Inc. (a)	518,661	83,364,382

		176,000,197

Consumer Finance—2.6%
American Express Co. (a)	968,633	103,149,728

Energy Equipment & Services—1.5%
Schlumberger, Ltd.	1,012,527	61,683,145

Equity Real Estate Investment Trusts—5.2%
American Tower Corp.	763,547	110,943,379
Public Storage (a)	480,332	96,849,341

		207,792,720

Food & Staples Retailing—2.9%
Costco Wholesale Corp.	497,592	116,874,409

Health Care Equipment & Supplies—6.5%
Baxter International, Inc.	708,185	54,593,982
Danaher Corp.	960,612	104,380,100
Medtronic plc	1,040,382	102,342,377

		261,316,459

Health Care Providers & Services—2.5%
UnitedHealth Group, Inc.	374,058	99,514,390

Hotels, Restaurants & Leisure—4.6%
McDonald’s Corp.	736,780	123,255,926
Starbucks Corp. (a)	1,101,474	62,607,782

		185,863,708

Security Description	Shares	Value

Household Products—4.0%
Colgate-Palmolive Co.	1,659,843	$111,126,489
Procter & Gamble Co. (The)	615,705	51,245,127

		162,371,616

Industrial Conglomerates—3.8%
3M Co. (a)	285,914	60,244,939
Honeywell International, Inc.	554,141	92,209,062

		152,454,001

Insurance—4.8%
Chubb, Ltd.	800,977	107,042,566
Marsh & McLennan Cos., Inc.	1,061,582	87,814,063

		194,856,629

IT Services—6.4%
Accenture plc - Class A (a)	594,772	101,230,194
Automatic Data Processing, Inc.	341,345	51,427,038
Visa, Inc. - Class A	709,961	106,558,047

		259,215,279

Oil, Gas & Consumable Fuels—1.5%
Exxon Mobil Corp. (a)	732,070	62,240,591

Pharmaceuticals—4.3%
Johnson & Johnson	809,846	111,896,422
Merck & Co., Inc. (a)	871,553	61,827,970

		173,724,392

Road & Rail—6.0%
Canadian National Railway Co.	1,281,061	114,949,847
Union Pacific Corp.	772,867	125,845,934

		240,795,781

Software—3.4%
Microsoft Corp.	1,205,461	137,868,575

Specialty Retail—3.6%
TJX Cos., Inc. (The)	1,274,831	142,806,569

Textiles, Apparel & Luxury Goods—5.3%
NIKE, Inc. - Class B (a)	1,805,452	152,957,893
VF Corp. (a)	650,470	60,786,422

		213,744,315

Total Common Stocks (Cost $2,993,835,863)		3,983,970,441

Escrow Shares—0.0%

Forest Products & Paper—0.0%
Sino-Forest Corp. (b) (Cost $0)	5,844,000	0

BHFTII-132

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Short-Term Investment—1.0%

Security Description	Principal Amount*	Value

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $40,713,217; collateralized by U.S. Treasury Note at 2.375%, maturing 08/15/24, with a market value of $41,524,662.	$40,709,824	$40,709,824

Total Short-Term Investments (Cost $40,709,824)		40,709,824

Securities Lending Reinvestments (c)—8.1%

Certificates of Deposit—3.2%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (d)	7,000,000	6,999,881
Banco Santander S.A. 2.340%, 11/07/18	2,000,000	2,000,164
Bank of Montreal Zero Coupon, 10/31/18	2,494,672	2,495,156
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (d)	3,000,000	2,999,994
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (d)	6,000,000	6,005,724
BNP Paribas S.A. New York 2.574%, 1M LIBOR + 0.470%, 12/04/18 (d)	7,000,000	7,004,109
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (d)	7,000,000	7,000,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (d)	2,000,000	2,000,716
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (d)	5,000,000	5,000,374
2.543%, 3M LIBOR + 0.200%, 04/05/19 (d)	2,000,000	2,001,532
Credit Industriel et Commercial (NY) Zero Coupon, 01/25/19	4,936,141	4,960,150
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	1,000,000	1,000,013
2.500%, 11/15/18	6,000,000	5,999,856
2.530%, 12/24/18	5,000,000	4,999,890
KBC Bank NV 2.400%, 12/27/18	10,000,000	10,000,000
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	20,000,000	20,000,040
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	3,969,950	3,970,777
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (d)	2,500,000	2,499,803
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (d)	7,000,000	6,999,181
2.551%, 1M LIBOR + 0.420%, 10/11/18 (d)	3,000,000	3,000,150
Sumitomo Mitsui Trust Bank, Ltd., London 2.528%, 1M LIBOR + 0.310%, 11/26/18 (d)	6,000,000	6,000,000
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (d)	3,500,000	3,500,417
2.554%, 1M LIBOR + 0.450%, 04/03/19 (d)	5,000,000	5,007,375
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (d)	4,000,000	4,000,456

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (d)	$4,000,000	$4,002,124

		129,447,882

Commercial Paper—1.0%
Bank of China, Ltd. 2.550%, 10/19/18	3,975,350	3,994,864
ING Funding LLC 2.453%, 1M LIBOR + 0.320%, 02/08/19 (d)	12,000,000	12,006,132
Sheffield Receivables Co. 2.490%, 11/26/18	8,882,348	8,965,431
2.510%, SOFR + 0.350%, 11/28/18 (d)	500,000	500,137
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	1,988,000	1,995,668
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (d)	12,000,000	12,011,076

		39,473,308

Repurchase Agreements—3.7%
Citigroup Global Markets, Inc. Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $1,510,708; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $684,623; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $663,000.	650,000	650,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/18 at 2.250%, due on 10/01/18 with a maturity value of $4,000,750; collateralized by Foreign Obligations with rates ranging from 1.750% - 2.375%, maturity dates ranging from 03/31/20 - 03/24/26, and an aggregate market value of $4,080,038.	4,000,000	4,000,000
Repurchase Agreement dated 08/24/18 at 2.560%, due on 10/01/18 with a maturity value of $10,027,022; collateralized by various Common Stock with an aggregate market value of $11,133,225.	10,000,000	10,000,000
Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $2,037,689; collateralized by various Common Stock with an aggregate market value of $2,226,645.	2,000,000	2,000,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $4,919,434; collateralized by various Common Stock with an aggregate market value of $5,445,105.	4,900,000	4,900,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $7,059,762; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $7,194,148.	7,058,468	7,058,468

BHFTII-133

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $7,792,967; collateralized by various Common Stock with an aggregate market value of $8,250,001.	$7,500,000	$7,500,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $52,024,974; collateralized by various Common Stock with an aggregate market value of $57,211,142.	52,000,000	52,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $8,974,460; collateralized by various Common Stock with an aggregate market value of $9,791,365.	8,800,000	8,800,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $8,103,480; collateralized by various Common Stock with an aggregate market value of $8,901,241.	8,000,000	8,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $9,828,840; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $10,773,289.	9,700,000	9,700,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $7,089,384; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $7,774,539.	7,000,000	7,000,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $12,048,135; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $13,216,716.	11,900,000	11,900,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $12,245,190; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $13,438,846.	12,100,000	12,100,000

		147,108,468

Time Deposits—0.2%
DZ Bank AG 2.150%, 10/01/18	1,000,000	1,000,000
Nordea Bank New York 2.140%, 10/01/18	1,000,000	1,000,000
Skandinaviska Enskilda Banken 2.130%, 10/01/18	6,500,000	6,500,000

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Svenska Handelsbanken AB 2.140%, 10/01/18	$1,000,000	$1,000,000

		9,500,000

Total Securities Lending Reinvestments (Cost $325,489,829)		325,529,658

Total Investments— 108.1% (Cost $3,360,035,516)		4,350,209,923
Other assets and liabilities (net)—(8.1)%		(326,461,166)

Net Assets—100.0%		$4,023,748,757

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $318,691,336 and the collateral received consisted of cash in the amount of $325,354,928. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-134

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$381,820,262	$—	$—	$381,820,262
Air Freight & Logistics	85,129,664	—	—	85,129,664
Banks	95,724,138	—	—	95,724,138
Beverages	242,371,486	92,515,277	—	334,886,763
Biotechnology	63,578,538	—	—	63,578,538
Capital Markets	70,558,572	—	—	70,558,572
Chemicals	176,000,197	—	—	176,000,197
Consumer Finance	103,149,728	—	—	103,149,728
Energy Equipment & Services	61,683,145	—	—	61,683,145
Equity Real Estate Investment Trusts	207,792,720	—	—	207,792,720
Food & Staples Retailing	116,874,409	—	—	116,874,409
Health Care Equipment & Supplies	261,316,459	—	—	261,316,459
Health Care Providers & Services	99,514,390	—	—	99,514,390
Hotels, Restaurants & Leisure	185,863,708	—	—	185,863,708
Household Products	162,371,616	—	—	162,371,616
Industrial Conglomerates	152,454,001	—	—	152,454,001
Insurance	194,856,629	—	—	194,856,629
IT Services	259,215,279	—	—	259,215,279
Oil, Gas & Consumable Fuels	62,240,591	—	—	62,240,591
Pharmaceuticals	173,724,392	—	—	173,724,392
Road & Rail	240,795,781	—	—	240,795,781
Software	137,868,575	—	—	137,868,575
Specialty Retail	142,806,569	—	—	142,806,569
Textiles, Apparel & Luxury Goods	213,744,315	—	—	213,744,315
Total Common Stocks	3,891,455,164	92,515,277	—	3,983,970,441
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	—	40,709,824	—	40,709,824
Total Securities Lending Reinvestments*	—	325,529,658	—	325,529,658
Total Investments	$3,891,455,164	$458,754,759	$0	$4,350,209,923

Collateral for Securities Loaned (Liability)	$—	$(325,354,928)	$—	$(325,354,928)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2018 is not presented.

BHFTII-135

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.1%
Baillie Gifford International Stock Portfolio (Class A) (a)	658,997	$8,468,108
BlackRock Bond Income Portfolio (Class A) (a)	697,003	70,975,849
BlackRock Capital Appreciation Portfolio (Class A) (a)	92,774	4,262,972
BlackRock High Yield Portfolio (Class A) (b)	371,712	2,839,881
Brighthouse Small Cap Value Portfolio (Class A) (b)	170,104	2,837,331
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	144,254	1,420,906
Brighthouse/Artisan International Portfolio (Class A) (b)	500,147	5,601,644
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	5,597	1,418,889
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	1,097,402	11,358,108
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (b)	2,985,902	28,395,928
Brighthouse/Templeton International Bond Portfolio (Class A) (b) (c)	1,408,222	14,237,128
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	301,215	9,940,096
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	364,320	5,687,037
Clarion Global Real Estate Portfolio (Class A) (b)	249,104	2,842,277
Harris Oakmark International Portfolio (Class A) (b)	576,055	8,404,641
Invesco Comstock Portfolio (Class A) (b)	714,388	11,323,057
Jennison Growth Portfolio (Class A) (a)	247,072	4,264,458
JPMorgan Core Bond Portfolio (Class A) (b)	4,900,731	48,272,203
JPMorgan Small Cap Value Portfolio (Class A) (b)	163,542	2,839,089
MFS Research International Portfolio (Class A) (b)	337,597	4,216,587
MFS Value Portfolio (Class A) (a)	814,866	12,736,352
Neuberger Berman Genesis Portfolio (Class A) (a)	127,696	2,837,397

Affiliated Investment Companies—(Continued)
Oppenheimer Global Equity Portfolio (Class A) (b)	57,864	1,404,929
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	5,280,759	51,064,940
PIMCO Total Return Portfolio (Class A) (b)	6,050,717	68,191,578
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	176,870	4,260,804
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	261,002	8,500,832
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	120,969	1,418,961
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	162,160	4,264,808
TCW Core Fixed Income Portfolio (Class A) (b)	5,497,700	53,932,433
Van Eck Global Natural Resources Portfolio (Class A) (a)	707,965	7,100,890
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	2,201,815	28,403,413
Western Asset Management U.S. Government Portfolio (Class A) (a)	6,521,694	73,825,573

Total Mutual Funds (Cost $582,069,116)		567,549,099

Total Investments—100.1% (Cost $582,069,116)		567,549,099
Other assets and liabilities (net)—(0.1)%		(313,889)

Net Assets—100.0%		$567,235,210

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$567,549,099	$—	$—	$567,549,099
Total Investments	$567,549,099	$—	$—	$567,549,099

BHFTII-136

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	12,150,520	$156,134,188
BlackRock Bond Income Portfolio (Class A) (a)	5,523,333	562,440,998
BlackRock Capital Appreciation Portfolio (Class A) (a)	2,259,430	103,820,804
BlackRock High Yield Portfolio (Class A) (b)	3,884,272	29,675,837
Brighthouse Small Cap Value Portfolio (Class A) (b)	2,627,985	43,834,789
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	5,648,451	55,637,240
Brighthouse/Artisan International Portfolio (Class A) (b)	10,302,541	115,388,461
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	57,905	14,680,688
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	11,469,477	118,709,084
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (b)	18,700,143	177,838,362
Brighthouse/Templeton International Bond Portfolio (Class A) (b) (c)	17,582,955	177,763,672
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	6,710,996	221,462,866
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	8,556,048	133,559,917
Clarion Global Real Estate Portfolio (Class A) (b)	3,845,322	43,875,127
ClearBridge Aggressive Growth Portfolio (Class A) (b)	3,059,913	59,362,316
Harris Oakmark International Portfolio (Class A) (b)	11,537,105	168,326,360
Invesco Comstock Portfolio (Class A) (b)	12,027,548	190,636,629
Invesco Small Cap Growth Portfolio (Class A) (b)	1,853,577	29,416,271
Jennison Growth Portfolio (Class A) (a)	4,288,128	74,013,094
JPMorgan Core Bond Portfolio (Class A) (b)	39,069,554	384,835,105
JPMorgan Small Cap Value Portfolio (Class A) (b)	2,515,986	43,677,519
MFS Research International Portfolio (Class A) (b)	7,049,184	88,044,307
MFS Value Portfolio (Class A) (a)	14,944,748	233,586,404

Affiliated Investment Companies—(Continued)
Neuberger Berman Genesis Portfolio (Class A) (a)	1,313,013	29,175,156
Oppenheimer Global Equity Portfolio (Class A) (b)	2,413,311	58,595,193
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	36,670,679	354,605,470
PIMCO Total Return Portfolio (Class A) (b)	47,400,562	534,204,334
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	4,305,822	103,727,254
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	6,285,166	204,707,856
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	2,517,075	29,525,295
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	2,245,215	59,049,156
TCW Core Fixed Income Portfolio (Class A) (b)	45,259,395	443,994,663
Van Eck Global Natural Resources Portfolio (Class A) (a)	10,978,764	110,117,006
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	1,261,122	14,578,565
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	18,405,654	237,432,941
Western Asset Management U.S. Government Portfolio (Class A) (a)	41,891,537	474,212,193

Total Mutual Funds (Cost $5,808,372,039)		5,880,645,120

Total Investments—100.0% (Cost $5,808,372,039)		5,880,645,120
Other assets and liabilities (net)—0.0%		(1,727,139)

Net Assets—100.0%		$5,878,917,981

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$5,880,645,120	$—	$—	$5,880,645,120
Total Investments	$5,880,645,120	$—	$—	$5,880,645,120

BHFTII-137

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	35,263,815	$453,140,027
BlackRock Bond Income Portfolio (Class A) (a)	8,696,117	885,525,619
BlackRock Capital Appreciation Portfolio (Class A) (a)	8,206,673	377,096,604
BlackRock High Yield Portfolio (Class A) (b)	10,745,696	82,097,116
Brighthouse Small Cap Value Portfolio (Class A) (b)	10,082,466	168,175,527
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	22,538,251	222,001,776
Brighthouse/Artisan International Portfolio (Class A) (b)	35,246,422	394,759,932
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	134,033	33,981,404
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	9,932,323	131,901,244
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	26,428,794	273,538,019
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (b)	28,750,974	273,421,759
Brighthouse/Templeton International Bond Portfolio (Class A) (b) (c)	40,176,966	406,189,126
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	18,663,899	615,908,665
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	26,335,294	411,093,945
Clarion Global Real Estate Portfolio (Class A) (b)	17,776,117	202,825,496
ClearBridge Aggressive Growth Portfolio (Class A) (b)	19,470,841	377,734,314
Harris Oakmark International Portfolio (Class A) (b)	32,895,470	479,944,905
Invesco Comstock Portfolio (Class A) (b)	36,510,712	578,694,778
Invesco Small Cap Growth Portfolio (Class A) (b)	10,742,587	170,484,848
Jennison Growth Portfolio (Class A) (a)	25,834,314	445,900,252
JPMorgan Core Bond Portfolio (Class A) (b)	62,254,089	613,202,774
JPMorgan Small Cap Value Portfolio (Class A) (b)	5,786,359	100,451,196
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	4,161,989	68,131,760
MFS Research International Portfolio (Class A) (b)	21,714,774	271,217,523

Affiliated Investment Companies—(Continued)
MFS Value Portfolio (Class A) (a)	47,805,260	747,196,219
Neuberger Berman Genesis Portfolio (Class A) (a)	4,566,143	101,459,697
Oppenheimer Global Equity Portfolio (Class A) (b)	5,574,290	135,343,763
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	42,161,150	407,698,319
PIMCO Total Return Portfolio (Class A) (b)	72,753,974	819,937,283
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	15,632,475	376,586,332
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	18,744,764	610,516,958
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	8,732,110	102,427,647
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	7,793,390	204,966,152
TCW Core Fixed Income Portfolio (Class A) (b)	74,974,151	735,496,421
Van Eck Global Natural Resources Portfolio (Class A) (a)	37,568,057	376,807,611
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	2,916,312	33,712,562
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	21,193,488	273,395,995
Western Asset Management U.S. Government Portfolio (Class A) (a)	48,253,138	546,225,527

Total Mutual Funds (Cost $12,882,344,472)		13,509,189,095

Total Investments—100.0% (Cost $12,882,344,472)		13,509,189,095
Other assets and liabilities (net)—0.0%		(3,515,854)

Net Assets—100.0%		$13,505,673,241

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$13,509,189,095	$—	$—	$13,509,189,095
Total Investments	$13,509,189,095	$—	$—	$13,509,189,095

BHFTII-138

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	34,715,494	$446,094,097
BlackRock Bond Income Portfolio (Class A) (a)	3,252,715	331,223,954
BlackRock Capital Appreciation Portfolio (Class A) (a)	7,969,260	366,187,496
BlackRock High Yield Portfolio (Class A) (b)	7,307,852	55,831,992
Brighthouse Small Cap Value Portfolio (Class A) (b)	11,510,902	192,001,849
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	26,099,412	257,079,206
Brighthouse/Artisan International Portfolio (Class A) (b)	35,725,031	400,120,352
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	109,507	27,763,282
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	15,996,971	212,439,774
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	10,778,740	111,559,960
Brighthouse/Templeton International Bond Portfolio (Class A) (b) (c)	32,453,294	328,102,805
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	17,049,817	562,643,964
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	25,222,786	393,727,682
Clarion Global Real Estate Portfolio (Class A) (b)	24,139,650	275,433,401
ClearBridge Aggressive Growth Portfolio (Class A) (b)	26,095,544	506,253,556
Frontier Mid Cap Growth Portfolio (Class A) (a)	1,467,053	56,114,758
Harris Oakmark International Portfolio (Class A) (b)	33,777,217	492,809,596
Invesco Comstock Portfolio (Class A) (b)	38,696,167	613,334,247
Invesco Small Cap Growth Portfolio (Class A) (b)	15,853,110	251,588,848
Jennison Growth Portfolio (Class A) (a)	32,723,068	564,800,147
JPMorgan Core Bond Portfolio (Class A) (b)	22,425,883	220,894,944
JPMorgan Small Cap Value Portfolio (Class A) (b)	9,432,990	163,756,699
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	8,560,117	140,129,111

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio (Class A) (b)	26,506,329	331,064,052
MFS Value Portfolio (Class A) (a)	42,740,778	668,038,367
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	1,242,066	28,430,882
Neuberger Berman Genesis Portfolio (Class A) (a)	1,250,930	27,795,664
Oppenheimer Global Equity Portfolio (Class A) (b)	6,823,970	165,686,003
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	17,078,133	165,145,542
PIMCO Total Return Portfolio (Class A) (b)	29,472,476	332,154,806
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	19,802,923	477,052,409
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	17,911,183	583,367,221
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	9,543,212	111,941,875
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	6,390,192	168,062,055
TCW Core Fixed Income Portfolio (Class A) (b)	28,130,102	275,956,304
Van Eck Global Natural Resources Portfolio (Class A) (a)	35,527,168	356,337,492
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	9,543,691	110,325,070
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	16,985,276	219,110,062

Total Mutual Funds (Cost $10,021,497,848)		10,990,359,524

Total Investments—100.0% (Cost $10,021,497,848)		10,990,359,524
Other assets and liabilities (net)—0.0%		(2,899,041)

Net Assets—100.0%		$10,987,460,483

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$10,990,359,524	$—	$—	$10,990,359,524
Total Investments	$10,990,359,524	$—	$—	$10,990,359,524

BHFTII-139

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
BWX Technologies, Inc. (a)	146,405	$9,156,169

Airlines—0.9%
JetBlue Airways Corp. (a) (b)	549,666	10,641,534

Banks—1.1%
Webster Financial Corp. (a)	236,153	13,923,581

Beverages—0.4%
Monster Beverage Corp. (b)	89,274	5,202,889

Biotechnology—5.2%
Alkermes plc (b)	115,277	4,892,356
BioMarin Pharmaceutical, Inc. (b)	185,376	17,975,911
Exact Sciences Corp. (a) (b)	180,856	14,273,156
Incyte Corp. (a) (b)	118,941	8,216,444
Neurocrine Biosciences, Inc. (a) (b)	65,090	8,002,815
TESARO, Inc. (a) (b)	292,780	11,421,348

		64,782,030

Building Products—0.5%
A.O. Smith Corp.	125,566	6,701,457

Capital Markets—7.5%
E*Trade Financial Corp. (b)	152,150	7,971,138
Evercore, Inc. - Class A (a)	137,901	13,865,946
LPL Financial Holdings, Inc. (a)	257,089	16,584,811
Moody’s Corp.	79,710	13,327,512
Nasdaq, Inc.	237,272	20,357,938
Raymond James Financial, Inc.	226,577	20,856,413

		92,963,758

Chemicals—3.3%
FMC Corp.	274,006	23,887,843
Sherwin-Williams Co. (The)	37,547	17,091,770

		40,979,613

Commercial Services & Supplies—5.7%
Cintas Corp.	155,092	30,678,749
KAR Auction Services, Inc.	206,573	12,330,342
Waste Connections, Inc.	344,159	27,453,563

		70,462,654

Communications Equipment—1.5%
Palo Alto Networks, Inc. (a) (b)	82,500	18,583,950

Construction Materials—1.6%
Martin Marietta Materials, Inc. (a)	47,871	8,710,128
Vulcan Materials Co. (a)	96,854	10,770,165

		19,480,293

Containers & Packaging—1.7%
Ball Corp. (a)	486,436	21,398,320

Distributors—1.3%
LKQ Corp. (b)	511,205	16,189,862

Diversified Consumer Services—2.1%
Bright Horizons Family Solutions, Inc. (b)	100,278	11,816,760
ServiceMaster Global Holdings, Inc. (a) (b)	238,015	14,764,070

		26,580,830

Electrical Equipment—0.8%
Rockwell Automation, Inc. (a)	50,254	9,423,630

Electronic Equipment, Instruments & Components—1.3%
Amphenol Corp. - Class A	168,115	15,806,172

Entertainment—1.4%
Activision Blizzard, Inc.	89,265	7,425,955
Electronic Arts, Inc. (b)	78,971	9,515,216

		16,941,171

Equity Real Estate Investment Trusts—0.8%
SBA Communications Corp. (b)	63,457	10,193,098

Health Care Equipment & Supplies—8.9%
ABIOMED, Inc. (b)	16,293	7,327,777
Align Technology, Inc. (a) (b)	30,519	11,939,643
Cooper Cos., Inc. (The) (a)	111,577	30,923,565
Edwards Lifesciences Corp. (a) (b)	94,222	16,404,050
Insulet Corp. (a) (b)	114,246	12,104,364
Merit Medical Systems, Inc. (a) (b)	81,730	5,022,308
STERIS plc	138,769	15,875,174
Teleflex, Inc.	37,185	9,894,557

		109,491,438

Hotels, Restaurants & Leisure—4.4%
Aramark	202,990	8,732,630
Eldorado Resorts, Inc. (a) (b)	309,227	15,028,432
Texas Roadhouse, Inc. (a)	140,021	9,702,055
Yum! Brands, Inc.	228,905	20,809,754

		54,272,871

Insurance—0.9%
Aon plc	72,700	11,179,806

IT Services—12.7%
DXC Technology Co.	264,513	24,737,256
Gartner, Inc. (a) (b)	65,135	10,323,897
Global Payments, Inc.	301,117	38,362,306
InterXion Holding NV (b)	246,117	16,563,674
Jack Henry & Associates, Inc. (a)	87,119	13,946,010
WEX, Inc. (b)	122,891	24,671,597
Worldpay, Inc. - Class A (b)	275,885	27,938,874

		156,543,614

Life Sciences Tools & Services—4.6%
Illumina, Inc. (b)	48,903	17,950,335
PRA Health Sciences, Inc. (a) (b)	114,188	12,582,376
QIAGEN NV (b)	375,495	14,223,750
Waters Corp. (b)	60,588	11,795,272

		56,551,733

BHFTII-140

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—1.3%
Allegheny Technologies, Inc. (a) (b)	525,664	$15,533,371

Multiline Retail—2.3%
Dollar General Corp.	160,328	17,523,851
Dollar Tree, Inc. (a) (b)	127,226	10,375,280

		27,899,131

Oil, Gas & Consumable Fuels—1.5%
Carrizo Oil & Gas, Inc. (a) (b)	383,467	9,663,369
Concho Resources, Inc. (a) (b)	59,183	9,040,203

		18,703,572

Pharmaceuticals—0.7%
Nektar Therapeutics (a) (b)	136,193	8,302,325

Road & Rail—0.8%
Knight-Swift Transportation Holdings, Inc. (a)	304,588	10,502,194

Semiconductors & Semiconductor Equipment—7.6%
Lam Research Corp.	67,380	10,221,546
Marvell Technology Group, Ltd.	813,437	15,699,334
Monolithic Power Systems, Inc. (a)	90,729	11,389,211
Qorvo, Inc. (a) (b)	272,214	20,930,534
Semtech Corp. (a) (b)	341,565	18,991,014
Silicon Laboratories, Inc. (a) (b)	69,266	6,358,619
Universal Display Corp. (a)	89,384	10,538,374

		94,128,632

Software—8.3%
2U, Inc. (b)	57,495	4,323,049
CDK Global, Inc.	109,813	6,869,901
Fortinet, Inc. (a) (b)	111,975	10,331,933
Guidewire Software, Inc. (a) (b)	58,785	5,937,873
Nutanix, Inc. - Class A (a) (b)	148,154	6,329,139
ServiceNow, Inc. (b)	81,442	15,932,499
Splunk, Inc. (b)	133,851	16,183,924
SS&C Technologies Holdings, Inc.	455,914	25,909,593
Workday, Inc. - Class A (b)	69,509	10,146,924

		101,964,835

Specialty Retail—6.6%
Advance Auto Parts, Inc.	95,158	16,017,946
Carvana Co. (a) (b)	114,285	6,753,101
O’Reilly Automotive, Inc. (b)	84,604	29,384,661
Ross Stores, Inc.	165,449	16,395,996
Ulta Salon Cosmetics & Fragrance, Inc. (b)	45,628	12,872,571

		81,424,275

Trading Companies & Distributors—1.2%
Beacon Roofing Supply, Inc. (a) (b)	135,223	4,893,720
HD Supply Holdings, Inc. (b)	223,126	9,547,562

		14,441,282

Total Common Stocks (Cost $903,340,843)		1,230,350,090

Short-Term Investment—0.8%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $9,325,209; collateralized by U.S. Treasury Note at 2.250%, maturing 10/31/24, with a market value of $9,513,798.	9,324,432	$9,324,432

Total Short-Term Investments (Cost $9,324,432)		9,324,432

Securities Lending Reinvestments (c)—19.0%

Certificates of Deposit—11.3%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (d)	2,000,000	1,999,966
2.466%, 1M LIBOR + 0.250%, 03/20/19 (d)	4,000,000	3,999,792
Banco Santander S.A. 2.340%, 11/07/18	5,000,000	5,000,410
Bank of Montreal Zero Coupon, 10/31/18	4,989,344	4,990,312
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (d)	2,000,000	1,999,996
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (d)	4,750,000	4,754,532
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (d)	3,000,000	2,999,391
2.500%, 02/01/19	2,000,000	1,999,972
BNP Paribas S.A. New York 2.574%, 1M LIBOR + 0.470%, 12/04/18 (d)	4,000,000	4,002,348
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (d)	4,000,000	4,001,188
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (d)	4,000,000	4,000,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (d)	1,000,000	1,000,358
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (d)	3,500,000	3,500,262
2.543%, 3M LIBOR + 0.200%, 04/05/19 (d)	3,000,000	3,002,298
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (d)	2,500,000	2,500,100
Credit Industriel et Commercial (NY) Zero Coupon, 01/25/19	2,961,684	2,976,090
2.364%, 1M LIBOR + 0.250%, 02/05/19 (d)	3,500,000	3,501,656
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	2,000,000	2,000,026
2.500%, 11/15/18	6,000,000	5,999,856
KBC Bank NV 2.400%, 12/27/18	3,000,000	3,000,000
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	4,000,000	4,000,008
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	3,969,950	3,970,777
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (d)	3,000,000	2,999,901
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (d)	1,000,000	999,921
2.504%, 1M LIBOR + 0.370%, 02/14/19 (d)	2,000,000	2,001,338

BHFTII-141

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Nordea Bank New York 2.543%, 3M LIBOR + 0.200%, 04/05/19 (d)	5,000,000	$5,000,000
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	7,000,000	6,999,615
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (d)	6,000,000	5,999,298
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (d)	8,000,000	7,999,624
Sumitomo Mitsui Banking Corp., New York 2.290%, 1M LIBOR + 0.180%, 03/05/19 (d)	3,000,000	2,999,649
Sumitomo Mitsui Trust Bank, Ltd. 2.443%, 3M LIBOR + 0.110%, 10/11/18 (d)	2,000,000	2,000,014
2.528%, 1M LIBOR + 0.310%, 11/26/18 (d)	5,000,000	5,000,000
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (d)	5,000,000	5,000,595
2.554%, 1M LIBOR + 0.450%, 04/03/19 (d)	2,000,000	2,002,950
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,000,000
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (d)	7,000,000	7,000,798
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (d)	3,000,000	3,001,593

		139,204,634

Commercial Paper—2.7%
Bank of China, Ltd. 2.510%, 11/02/18	4,471,449	4,490,100
2.550%, 10/19/18	2,484,594	2,496,790
2.550%, 12/20/18	2,980,875	2,982,741
ING Funding LLC 2.453%, 1M LIBOR + 0.320%, 02/08/19 (d)	7,000,000	7,003,577
Sheffield Receivables Co. 2.490%, 11/26/18	3,947,710	3,984,636
2.510%, SOFR + 0.350%, 11/28/18 (d)	500,000	500,137
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	1,988,000	1,995,668
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (d)	10,000,000	10,009,230

		33,462,879

Repurchase Agreements—4.0%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $4,028,556; collateralized by various Common Stock with an aggregate market value of $4,400,001.	4,000,000	4,000,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $789,950; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $765,000.	750,000	750,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $3,000,560; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $3,060,000.	3,000,000	$3,000,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,900,355; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $1,938,001.	1,900,000	1,900,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $2,000,373; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $1,732,036; collateralized by various Common Stock with an aggregate market value of $1,892,648.	1,700,000	1,700,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $1,807,139; collateralized by various Common Stock with an aggregate market value of $2,000,243.	1,800,000	1,800,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $123,291; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $125,638.	123,268	123,268
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $1,590,213; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $1,558,593; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $10,004,803; collateralized by various Common Stock with an aggregate market value of $11,002,143.	10,000,000	10,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $3,263,440; collateralized by various Common Stock with an aggregate market value of $3,560,496.	3,200,000	3,200,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $2,937,512; collateralized by various Common Stock with an aggregate market value of $3,226,700.	2,900,000	2,900,000

BHFTII-142

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $3,850,474; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $4,220,464.	3,800,000	$3,800,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $4,658,738; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,108,983.	4,600,000	4,600,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $2,024,897; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,221,297.	2,000,000	2,000,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $4,756,396; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,220,047.	4,700,000	4,700,000

		49,473,268

Time Deposits—1.0%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	5,000,000	5,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	5,000,000	5,000,000
DZ Bank AG 2.150%, 10/01/18	1,000,000	1,000,000

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Nordea Bank New York 2.140%, 10/01/18	1,000,000	$1,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	1,000,000	1,000,000

		13,000,000

Total Securities Lending Reinvestments (Cost $235,110,218)		235,140,781

Total Investments—119.4% (Cost $1,147,775,493)		1,474,815,303
Other assets and liabilities (net)—(19.4)%		(239,469,291)

Net Assets—100.0%		$1,235,346,012

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $230,439,306 and the collateral received consisted of cash in the amount of $235,016,874. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-143

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,230,350,090	$—	$—	$1,230,350,090
Total Short-Term Investment*	—	9,324,432	—	9,324,432

Total Securities Lending Reinvestments*	—	235,140,781	—	235,140,781
Total Investments	$1,230,350,090	$244,465,213	$—	$1,474,815,303

Collateral for Securities Loaned (Liability)	$—	$(235,016,874)	$—	$(235,016,874)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-144

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.9%
Boeing Co. (The)	230,345	$85,665,305
Safran S.A.	212,104	29,684,852

		115,350,157

Automobiles—1.6%
Tesla, Inc. (a) (b)	172,602	45,699,831

Banks—2.4%
JPMorgan Chase & Co.	458,957	51,788,708
PNC Financial Services Group, Inc. (The)	139,193	18,956,694

		70,745,402

Beverages—0.2%
Monster Beverage Corp. (b)	84,086	4,900,532

Biotechnology—4.2%
Alexion Pharmaceuticals, Inc. (b)	298,264	41,461,679
BioMarin Pharmaceutical, Inc. (a) (b)	298,715	28,966,394
Celgene Corp. (b)	180,582	16,160,283
Vertex Pharmaceuticals, Inc. (b)	193,418	37,279,385

		123,867,741

Capital Markets—3.0%
Goldman Sachs Group, Inc. (The)	134,540	30,169,250
Morgan Stanley	503,314	23,439,333
S&P Global, Inc.	167,652	32,757,524

		86,366,107

Chemicals—0.9%
Albemarle Corp. (a)	272,396	27,179,673

Entertainment—5.5%
Activision Blizzard, Inc.	546,843	45,491,869
Netflix, Inc. (b)	310,130	116,028,937

		161,520,806

Food & Staples Retailing—2.0%
Costco Wholesale Corp.	253,607	59,567,212

Health Care Equipment & Supplies—1.0%
IDEXX Laboratories, Inc. (b)	29,201	7,290,322
Intuitive Surgical, Inc. (b)	35,979	20,651,946

		27,942,268

Health Care Providers & Services—1.5%
UnitedHealth Group, Inc.	166,569	44,314,017

Hotels, Restaurants & Leisure—3.5%
Chipotle Mexican Grill, Inc. (a) (b)	40,833	18,559,415
Marriott International, Inc. - Class A	413,114	54,543,441
McDonald’s Corp.	181,631	30,385,050

		103,487,906

Interactive Media & Services—10.6%
Alphabet, Inc. - Class A (b)	60,184	72,646,903

Interactive Media & Services—(Continued)
Alphabet, Inc. - Class C (b)	60,758	72,512,850
Facebook, Inc. - Class A (b)	508,920	83,696,983
Tencent Holdings, Ltd.	1,952,840	80,695,669

		309,552,405

Internet & Direct Marketing Retail—10.7%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	544,217	89,665,193
Amazon.com, Inc. (b)	93,464	187,208,392
Booking Holdings, Inc. (a) (b)	15,474	30,700,416
Farfetch, Ltd. - Class A (a) (b)	192,893	5,252,476

		312,826,477

IT Services—10.0%
Adyen NV (b)	19,072	15,556,069
MasterCard, Inc. - Class A	522,778	116,375,610
PayPal Holdings, Inc. (b)	443,564	38,962,662
Square, Inc. - Class A (a) (b)	201,902	19,990,317
Visa, Inc. - Class A (a)	680,488	102,134,444

		293,019,102

Life Sciences Tools & Services—1.9%
Illumina, Inc. (b)	151,780	55,712,367

Machinery—1.9%
Caterpillar, Inc.	192,710	29,386,348
Parker-Hannifin Corp.	147,459	27,122,134

		56,508,482

Oil, Gas & Consumable Fuels—1.1%
Concho Resources, Inc. (a) (b)	99,243	15,159,368
EOG Resources, Inc.	135,271	17,256,522

		32,415,890

Personal Products—1.5%
Estee Lauder Cos., Inc. (The) - Class A	291,098	42,302,361

Pharmaceuticals—3.0%
AstraZeneca plc (ADR) (a)	1,256,001	49,699,959
Bristol-Myers Squibb Co.	632,473	39,263,924

		88,963,883

Semiconductors & Semiconductor Equipment—4.0%
Broadcom, Inc. (a)	137,578	33,944,620
NVIDIA Corp.	293,493	82,477,403

		116,422,023

Software—15.4%
Adobe Systems, Inc. (b)	333,151	89,934,113
Microsoft Corp.	1,249,309	142,883,470
Red Hat, Inc. (b)	305,807	41,675,378
Salesforce.com, Inc. (b)	607,339	96,585,121
Splunk, Inc. (a) (b)	290,737	35,153,011
Workday, Inc. - Class A (a) (b)	298,040	43,507,879

		449,738,972

BHFTII-145

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—1.8%
Home Depot, Inc. (The)	254,127	$52,642,408

Technology Hardware, Storage & Peripherals—5.1%
Apple, Inc.	654,282	147,697,619

Textiles, Apparel & Luxury Goods—2.6%
Kering	68,621	36,693,100
NIKE, Inc. - Class B	472,804	40,055,955

		76,749,055

Total Common Stocks (Cost $1,635,658,221)		2,905,492,696

Securities Lending Reinvestments (c)—13.9%

Bank Note—0.3%
Bank of America N.A. 2.398%, 1M LIBOR + 0.250%, 11/13/18 (d)	8,000,000	8,000,000

Certificates of Deposit—5.9%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (d)	6,000,000	5,999,898
2.466%, 1M LIBOR + 0.250%, 03/20/19 (d)	3,000,000	2,999,844
Banco Santander S.A. 2.340%, 11/07/18	5,000,000	5,000,410
Bank of Montreal Zero Coupon, 10/31/18	6,985,081	6,986,437
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (d)	3,000,000	2,999,994
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (d)	5,000,000	5,004,770
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (d)	3,500,000	3,499,290
2.500%, 02/01/19	3,000,000	2,999,958
BNP Paribas S.A. New York 2.574%, 1M LIBOR + 0.470%, 12/04/18 (d)	4,000,000	4,002,348
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (d)	4,000,000	4,001,188
Chiba Bank, Ltd., New York 2.190%, 10/05/18	4,000,000	3,999,924
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (d)	4,500,000	4,500,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (d)	2,000,000	2,000,716
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (d)	7,500,000	7,500,562
2.543%, 3M LIBOR + 0.200%, 04/05/19 (d)	3,000,000	3,002,298
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (d)	3,000,000	3,000,120
Credit Industriel et Commercial Zero Coupon, 01/25/19	7,330,169	7,365,823
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	3,000,000	3,000,039
2.530%, 12/24/18	5,000,000	4,999,890

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
KBC Bank NV 2.400%, 12/27/18	5,000,000	$5,000,000
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	10,000,000	10,000,020
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	4,962,437	4,963,471
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (d)	5,000,000	4,999,835
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (d)	3,000,000	2,999,763
2.533%, 3M LIBOR + 0.190%, 02/01/19 (d)	2,000,000	2,000,162
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	6,000,000	5,999,670
2.381%, 1M LIBOR + 0.250%, 01/11/19 (d)	4,000,000	4,001,320
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (d)	10,000,000	9,998,830
2.551%, 1M LIBOR + 0.420%, 10/11/18 (d)	2,000,000	2,000,100
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (d)	7,000,000	6,999,671
Sumitomo Mitsui Banking Corp., New York 2.276%, 1M LIBOR + 0.200%, 04/03/19 (d)	2,001,364	1,999,742
2.290%, 1M LIBOR + 0.180%, 03/05/19 (d)	4,000,000	3,999,532
Sumitomo Mitsui Trust Bank, Ltd (NY) 2.423%, 3M LIBOR + 0.090%, 10/18/18 (d)	5,000,628	4,999,965
Sumitomo Mitsui Trust Bank, Ltd., London 2.528%, 1M LIBOR + 0.310%, 11/26/18 (d)	6,000,000	6,000,000
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (d)	5,000,000	5,000,595
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	3,000,000	3,000,000
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (d)	5,000,000	5,002,655

		171,828,840

Commercial Paper—2.1%
Bank of China, Ltd. 2.510%, 11/02/18	8,942,897	8,980,200
2.550%, 10/19/18	3,975,350	3,994,864
2.550%, 12/20/18	2,980,875	2,982,741
ING Funding LLC 2.453%, 1M LIBOR + 0.320%, 02/08/19 (d)	10,000,000	10,005,110
LMA S.A. & LMA Americas 2.470%, 11/13/18	4,939,965	4,985,545
Sheffield Receivables Co. 2.490%, 11/26/18	6,908,493	6,973,113
2.510%, SOFR + 0.350%, 11/28/18 (d)	500,000	500,137
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	2,982,000	2,993,502
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (d)	15,000,000	15,013,845
Westpac Banking Corp. 2.492%, 1M LIBOR + 0.280%, 05/24/19 (d)	5,000,000	5,002,770

		61,431,827

BHFTII-146

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Master Demand Notes—0.1%
Natixis Financial Products LLC 2.420%, OBFR + 0.250%, 10/01/18 (d)	4,000,000	$4,000,000

Repurchase Agreements—4.2%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $10,105,056; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $10,542,861.	10,000,000	10,000,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $6,042,833; collateralized by various Common Stock with an aggregate market value of $6,600,001.	6,000,000	6,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $4,300,803; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $4,386,001.	4,300,000	4,300,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $2,800,523; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $2,856,002.	2,800,000	2,800,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $3,900,728; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $3,978,000.	3,900,000	3,900,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $2,445,227; collateralized by various Common Stock with an aggregate market value of $2,671,974.	2,400,000	2,400,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $1,003,966; collateralized by various Common Stock with an aggregate market value of $1,111,246.	1,000,000	1,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $1,191,428; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $1,214,108.	1,191,210	1,191,210
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $4,770,640; collateralized by various Common Stock with an aggregate market value of $4,950,001.	4,500,000	4,500,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $8,832,029; collateralized by various Common Stock with an aggregate market value of $9,350,001.	8,500,000	$8,500,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $20,009,606; collateralized by various Common Stock with an aggregate market value of $22,004,285.	20,000,000	20,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $4,691,195; collateralized by various Common Stock with an aggregate market value of $5,118,214.	4,600,000	4,600,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $4,254,327; collateralized by various Common Stock with an aggregate market value of $4,673,152.	4,200,000	4,200,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $5,026,004; collateralized by various Common Stock with an aggregate market value of $5,563,721.	5,000,000	5,000,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $7,538,513; collateralized by various Common Stock with an aggregate market value of $8,345,581.	7,500,000	7,500,000
Societe Generale Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $1,011,999; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,110,648.	1,000,000	1,000,000
Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $5,471,726; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,997,501.	5,400,000	5,400,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $6,583,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $7,219,215.	6,500,000	6,500,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $2,024,897; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,221,297.	2,000,000	2,000,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $3,538,675; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,887,269.	3,500,000	3,500,000

BHFTII-147

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $11,105,820; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $12,217,132.	11,000,000	$11,000,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $6,436,192; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $7,108,150.	6,400,000	6,400,000

		121,691,210

Time Deposits—1.3%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	10,000,000	10,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	8,000,000	8,000,000
DZ Bank AG 2.150%, 10/01/18	3,000,000	3,000,000
Nordea Bank New York 2.140%, 10/01/18	3,000,000	3,000,000
Skandinaviska Enskilda Banken 2.130%, 10/01/18	10,000,000	10,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	3,000,000	3,000,000

		37,000,000

Total Securities Lending Reinvestments (Cost $403,915,969)		403,951,877

Total Investments—113.2% (Cost $2,039,574,190)		3,309,444,573
Other assets and liabilities (net)—(13.2)%		(384,888,373)

Net Assets—100.0%		$2,924,556,200

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $386,606,265 and the collateral received consisted of cash in the amount of $403,700,470. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

BHFTII-148

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$85,665,305	$29,684,852	$—	$115,350,157
Automobiles	45,699,831	—	—	45,699,831
Banks	70,745,402	—	—	70,745,402
Beverages	4,900,532	—	—	4,900,532
Biotechnology	123,867,741	—	—	123,867,741
Capital Markets	86,366,107	—	—	86,366,107
Chemicals	27,179,673	—	—	27,179,673
Entertainment	161,520,806	—	—	161,520,806
Food & Staples Retailing	59,567,212	—	—	59,567,212
Health Care Equipment & Supplies	27,942,268	—	—	27,942,268
Health Care Providers & Services	44,314,017	—	—	44,314,017
Hotels, Restaurants & Leisure	103,487,906	—	—	103,487,906
Interactive Media & Services	228,856,736	80,695,669	—	309,552,405
Internet & Direct Marketing Retail	312,826,477	—	—	312,826,477
IT Services	277,463,033	15,556,069	—	293,019,102
Life Sciences Tools & Services	55,712,367	—	—	55,712,367
Machinery	56,508,482	—	—	56,508,482
Oil, Gas & Consumable Fuels	32,415,890	—	—	32,415,890
Personal Products	42,302,361	—	—	42,302,361
Pharmaceuticals	88,963,883	—	—	88,963,883
Semiconductors & Semiconductor Equipment	116,422,023	—	—	116,422,023
Software	449,738,972	—	—	449,738,972
Specialty Retail	52,642,408	—	—	52,642,408
Technology Hardware, Storage & Peripherals	147,697,619	—	—	147,697,619
Textiles, Apparel & Luxury Goods	40,055,955	36,693,100	—	76,749,055
Total Common Stocks	2,742,863,006	162,629,690	—	2,905,492,696
Total Securities Lending Reinvestments*	—	403,951,877	—	403,951,877
Total Investments	$2,742,863,006	$566,581,567	$—	$3,309,444,573

Collateral for Securities Loaned (Liability)	$—	$(403,700,470)	$—	$(403,700,470)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-149

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
AAR Corp.	25,027	$1,198,543
Aerojet Rocketdyne Holdings, Inc. (a) (b)	80,335	2,730,587
Astronics Corp. (a)	31,680	1,378,080
BWX Technologies, Inc.	39,526	2,471,956
Hexcel Corp.	25,850	1,733,242
KLX, Inc. (a)	22,441	1,408,846

		10,921,254

Auto Components—1.3%
Cooper Tire & Rubber Co. (b)	72,016	2,038,053
Fox Factory Holding Corp. (a)	30,032	2,103,742
LCI Industries	23,863	1,975,856

		6,117,651

Banks—12.2%
BancorpSouth Bank (b)	83,888	2,743,138
Bank OZK (b)	32,202	1,222,388
Bryn Mawr Bank Corp.	59,197	2,776,339
Carolina Financial Corp.	27,114	1,022,740
Cathay General Bancorp (b)	73,024	3,026,115
CenterState Bank Corp.	95,934	2,690,949
Chemical Financial Corp.	78,779	4,206,799
CVB Financial Corp.	128,647	2,871,401
First Financial Bancorp	90,458	2,686,603
First Financial Bankshares, Inc. (b)	35,782	2,114,716
Home BancShares, Inc. (b)	116,648	2,554,591
Iberiabank Corp.	35,130	2,857,825
Pacific Premier Bancorp, Inc. (a)	25,937	964,856
PacWest Bancorp	53,740	2,560,711
Pinnacle Financial Partners, Inc.	59,103	3,555,045
Popular, Inc.	75,510	3,869,887
Prosperity Bancshares, Inc. (b)	42,944	2,978,166
Renasant Corp.	34,298	1,413,421
Signature Bank	15,796	1,814,013
Texas Capital Bancshares, Inc. (a)	28,872	2,386,271
Triumph Bancorp, Inc. (a)	78,995	3,017,609
UMB Financial Corp. (b)	16,888	1,197,359
Wintrust Financial Corp.	40,182	3,413,059

		57,944,001

Beverages—0.8%
Cott Corp.	156,629	2,529,558
MGP Ingredients, Inc. (b)	16,927	1,336,895

		3,866,453

Biotechnology—1.7%
Agios Pharmaceuticals, Inc. (a) (b)	14,823	1,143,150
Aimmune Therapeutics, Inc. (a) (b)	29,212	796,903
Argenx SE (ADR) (a)	12,299	932,756
Genomic Health, Inc. (a)	29,323	2,059,061
Global Blood Therapeutics, Inc. (a) (b)	19,641	746,358
Ironwood Pharmaceuticals, Inc. (a) (b)	64,531	1,191,242
Xencor, Inc. (a)	25,906	1,009,557

		7,879,027

Security Description	Shares	Value

Building Products—1.6%
Armstrong World Industries, Inc. (a)	37,848	$2,634,221
Masonite International Corp. (a)	26,067	1,670,895
Patrick Industries, Inc. (a)	19,823	1,173,521
Trex Co., Inc. (a) (b)	26,703	2,055,597

		7,534,234

Capital Markets—1.6%
Artisan Partners Asset Management, Inc. - Class A	30,818	998,503
Donnelley Financial Solutions, Inc. (a)	102,031	1,828,396
Hercules Capital, Inc.	72,230	950,547
MarketAxess Holdings, Inc. (b)	8,052	1,437,201
Stifel Financial Corp.	46,489	2,383,026

		7,597,673

Chemicals—3.2%
AdvanSix, Inc. (a)	78,722	2,672,612
Ashland Global Holdings, Inc.	22,086	1,852,132
Cabot Corp.	29,409	1,844,532
Ingevity Corp. (a)	48,493	4,940,467
Minerals Technologies, Inc.	28,298	1,912,945
WR Grace & Co.	26,112	1,865,964

		15,088,652

Commercial Services & Supplies—2.5%
Clean Harbors, Inc. (a)	33,861	2,423,770
KAR Auction Services, Inc.	70,931	4,233,871
Kimball International, Inc. - Class B	74,366	1,245,631
LSC Communications, Inc. (b)	58,202	643,714
Viad Corp.	57,747	3,421,510

		11,968,496

Communications Equipment—0.6%
Digi International, Inc. (a)	95,393	1,283,036
Viavi Solutions, Inc. (a)	153,610	1,741,937

		3,024,973

Construction & Engineering—0.8%
MYR Group, Inc. (a)	24,384	795,894
Primoris Services Corp.	55,806	1,385,105
Willscot Corp. (a) (b)	84,109	1,442,469

		3,623,468

Construction Materials—0.1%
U.S. Concrete, Inc. (a) (b)	13,749	630,392

Consumer Finance—0.9%
Green Dot Corp. - Class A (a)	22,718	2,017,813
PRA Group, Inc. (a) (b)	63,504	2,286,144

		4,303,957

Distributors—0.6%
Core-Mark Holding Co., Inc.	16,902	573,992
Pool Corp.	12,466	2,080,326

		2,654,318

BHFTII-150

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—2.3%
Adtalem Global Education, Inc. (a)	23,401	$1,127,928
Bright Horizons Family Solutions, Inc. (a)	12,664	1,492,326
Chegg, Inc. (a) (b)	53,696	1,526,577
Grand Canyon Education, Inc. (a)	21,088	2,378,726
Laureate Education, Inc. - Class A (a)	116,083	1,792,322
ServiceMaster Global Holdings, Inc. (a)	38,385	2,381,022

		10,698,901

Diversified Financial Services—0.3%
Cannae Holdings, Inc. (a)	60,080	1,258,676

Diversified Telecommunication Services—0.4%
Cogent Communications Holdings, Inc.	31,023	1,731,083

Electric Utilities—0.8%
ALLETE, Inc.	48,118	3,609,331

Electrical Equipment—0.9%
Generac Holdings, Inc. (a)	34,922	1,969,950
TPI Composites, Inc. (a)	74,238	2,119,495

		4,089,445

Electronic Equipment, Instruments & Components—2.9%
Belden, Inc. (b)	29,998	2,142,157
II-VI, Inc. (a) (b)	33,632	1,590,794
Kimball Electronics, Inc. (a)	24,291	477,318
Littelfuse, Inc.	23,346	4,619,940
Methode Electronics, Inc.	39,257	1,421,103
Rogers Corp. (a)	14,749	2,172,823
Vishay Intertechnology, Inc. (b)	60,772	1,236,710

		13,660,845

Energy Equipment & Services—2.4%
Apergy Corp. (a)	56,033	2,440,797
C&J Energy Services, Inc. (a)	91,483	1,902,846
Cactus, Inc. - Class A (a)	46,322	1,773,206
Dril-Quip, Inc. (a) (b)	18,770	980,733
KLX Energy Services Holdings, Inc. (a)	28,788	921,504
Natural Gas Services Group, Inc. (a)	29,768	628,105
Oil States International, Inc. (a)	48,154	1,598,713
U.S. Silica Holdings, Inc. (b)	73,069	1,375,889

		11,621,793

Entertainment—0.2%
IMAX Corp. (a)	32,986	851,039

Equity Real Estate Investment Trusts—4.6%
American Campus Communities, Inc.	38,783	1,596,308
Corepoint Lodging, Inc.	47,426	922,436
CubeSmart	96,732	2,759,764
CyrusOne, Inc.	37,480	2,376,232
Hersha Hospitality Trust	75,629	1,714,509
iStar, Inc. (b)	183,427	2,048,880
JBG SMITH Properties	62,434	2,299,444
National Retail Properties, Inc.	31,847	1,427,383
Retail Opportunity Investments Corp. (b)	178,706	3,336,441
Rexford Industrial Realty, Inc.	65,662	2,098,558

Equity Real Estate Investment Trusts—(Continued)
Sabra Health Care REIT, Inc. (b)	57,386	1,326,764

		21,906,719

Food & Staples Retailing—0.2%
Chefs’ Warehouse, Inc. (The) (a)	22,319	811,296

Food Products—2.3%
Darling Ingredients, Inc. (a)	51,266	990,459
Freshpet, Inc. (a)	31,087	1,140,893
J&J Snack Foods Corp.	15,915	2,401,415
Nomad Foods, Ltd. (a)	132,847	2,691,480
Post Holdings, Inc. (a) (b)	24,082	2,360,999
SunOpta, Inc. (a)	154,205	1,133,407

		10,718,653

Health Care Equipment & Supplies—5.1%
AtriCure, Inc. (a)	55,229	1,934,672
Avanos Medical, Inc. (a)	45,994	3,150,589
Inogen, Inc. (a) (b)	6,302	1,538,444
Insulet Corp. (a) (b)	22,646	2,399,344
iRhythm Technologies, Inc. (a) (b)	20,109	1,903,518
Merit Medical Systems, Inc. (a) (b)	22,346	1,373,162
Neogen Corp. (a)	9,143	653,999
Novocure, Ltd. (a)	42,505	2,227,262
Penumbra, Inc. (a) (b)	12,379	1,853,136
Quidel Corp. (a)	31,577	2,057,873
Tactile Systems Technology, Inc. (a)	16,524	1,174,030
Varex Imaging Corp. (a)	76,538	2,193,579
Wright Medical Group NV (a) (b)	63,060	1,830,001

		24,289,609

Health Care Providers & Services—2.1%
Amedisys, Inc. (a) (b)	12,213	1,526,136
AMN Healthcare Services, Inc. (a) (b)	70,217	3,840,870
BioTelemetry, Inc. (a)	21,823	1,406,492
HealthEquity, Inc. (a) (b)	25,351	2,393,388
Tivity Health, Inc. (a) (b)	31,284	1,005,781

		10,172,667

Health Care Technology—1.3%
Medidata Solutions, Inc. (a) (b)	27,155	1,990,733
Teladoc Health, Inc. (a) (b)	27,432	2,368,753
Vocera Communications, Inc. (a) (b)	45,705	1,671,889

		6,031,375

Hotels, Restaurants & Leisure—2.4%
Churchill Downs, Inc.	12,288	3,412,377
Cracker Barrel Old Country Store, Inc. (b)	5,394	793,619
Marriott Vacations Worldwide Corp.	24,173	2,701,333
Planet Fitness, Inc. - Class A (a)	40,793	2,204,046
Wingstop, Inc.	30,873	2,107,700

		11,219,075

Household Durables—0.5%
Helen of Troy, Ltd. (a)	18,355	2,402,670

BHFTII-151

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—0.4%
Spectrum Brands Holdings, Inc.	23,190	$1,732,757

Independent Power and Renewable Electricity Producers—0.4%
NextEra Energy Partners LP (b)	43,045	2,087,683

Industrial Conglomerates—0.6%
Raven Industries, Inc.	59,151	2,706,158

Insurance—3.1%
Employers Holdings, Inc.	75,036	3,399,131
First American Financial Corp.	42,713	2,203,564
Kinsale Capital Group, Inc. (b)	29,148	1,861,391
ProAssurance Corp.	40,245	1,889,503
Reinsurance Group of America, Inc.	19,152	2,768,613
Stewart Information Services Corp.	19,533	879,180
Trupanion, Inc. (a) (b)	41,845	1,495,122

		14,496,504

Interactive Media & Services—0.3%
IAC/InterActiveCorp (a)	6,242	1,352,766

IT Services—4.9%
Conduent, Inc. (a)	122,016	2,747,800
CSG Systems International, Inc.	30,989	1,243,899
Euronet Worldwide, Inc. (a)	47,271	4,737,500
Evo Payments, Inc. - Class A (a) (b)	32,645	780,216
Genpact, Ltd.	45,715	1,399,336
InterXion Holding NV (a)	32,273	2,171,973
Perspecta, Inc.	107,352	2,761,093
Virtusa Corp. (a)	35,406	1,901,656
WEX, Inc. (a)	16,345	3,281,422
WNS Holdings, Ltd. (ADR) (a)	41,181	2,089,936

		23,114,831

Leisure Products—0.1%
Malibu Boats, Inc. - Class A (a)	12,893	705,505

Life Sciences Tools & Services—1.1%
Cambrex Corp. (a) (b)	42,016	2,873,894
PRA Health Sciences, Inc. (a)	23,532	2,592,991

		5,466,885

Machinery—5.8%
Alamo Group, Inc.	14,965	1,370,944
Albany International Corp. - Class A	34,402	2,734,959
Altra Industrial Motion Corp. (b)	37,221	1,537,227
Columbus McKinnon Corp.	60,543	2,393,870
EnPro Industries, Inc.	30,064	2,192,568
Evoqua Water Technologies Corp. (a) (b)	63,538	1,129,706
Harsco Corp. (a)	73,117	2,087,490
John Bean Technologies Corp. (b)	20,134	2,401,986
Kadant, Inc.	8,246	889,331
Proto Labs, Inc. (a)	14,168	2,291,674
RBC Bearings, Inc. (a)	24,759	3,722,763
Standex International Corp.	25,571	2,665,777
WABCO Holdings, Inc. (a)	19,927	2,350,190

		27,768,485

Security Description	Shares	Value

Marine—0.3%
Kirby Corp. (a) (b)	17,389	$1,430,245

Media—1.8%
Emerald Expositions Events, Inc.	42,010	692,325
GCI Liberty, Inc. - Class A (a)	53,435	2,725,185
Gray Television, Inc. (a)	186,742	3,267,985
John Wiley & Sons, Inc. - Class A	30,665	1,858,299

		8,543,794

Metals & Mining—0.3%
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	141,548	0
Haynes International, Inc. (b)	37,282	1,323,511

		1,323,511

Multi-Utilities—0.5%
NorthWestern Corp.	42,410	2,487,771

Multiline Retail—0.8%
Big Lots, Inc.	37,690	1,575,065
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	22,583	2,170,226

		3,745,291

Oil, Gas & Consumable Fuels—1.2%
Arch Coal, Inc. - Class A (b)	1,538	137,497
Gulfport Energy Corp. (a) (b)	109,785	1,142,862
PDC Energy, Inc. (a)	24,482	1,198,639
QEP Resources, Inc. (a)	147,913	1,674,375
SRC Energy, Inc. (a) (b)	196,779	1,749,365

		5,902,738

Pharmaceuticals—1.6%
Aerie Pharmaceuticals, Inc. (a)	22,488	1,384,136
Catalent, Inc. (a)	55,032	2,506,707
Prestige Brands Holdings, Inc. (a) (b)	57,057	2,161,890
Supernus Pharmaceuticals, Inc. (a) (b)	34,725	1,748,404

		7,801,137

Professional Services—1.1%
Insperity, Inc.	22,037	2,599,264
Korn/Ferry International	55,349	2,725,385

		5,324,649

Road & Rail—1.0%
Genesee & Wyoming, Inc. - Class A (a) (b)	25,532	2,323,157
Old Dominion Freight Line, Inc.	16,160	2,605,961

		4,929,118

Semiconductors & Semiconductor Equipment—2.7%
Advanced Energy Industries, Inc. (a)	31,560	1,630,074
Mellanox Technologies, Ltd. (a)	40,582	2,980,748
MKS Instruments, Inc.	13,589	1,089,159
Monolithic Power Systems, Inc.	13,827	1,735,703
Semtech Corp. (a)	31,332	1,742,059
Silicon Laboratories, Inc. (a)	17,489	1,605,490

BHFTII-152

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Ultra Clean Holdings, Inc. (a) (b)	80,315	$1,007,953
Versum Materials, Inc.	29,772	1,072,090

		12,863,276

Software—6.5%
2U, Inc. (a)	18,351	1,379,812
Blackbaud, Inc. (b)	15,741	1,597,397
CommVault Systems, Inc. (a)	36,028	2,521,960
Envestnet, Inc. (a)	32,293	1,968,258
Five9, Inc. (a)	48,945	2,138,407
Guidewire Software, Inc. (a) (b)	21,025	2,123,735
HubSpot, Inc. (a)	12,126	1,830,420
LogMeIn, Inc.	11,256	1,002,910
Mimecast, Ltd. (a)	51,035	2,137,346
Q2 Holdings, Inc. (a)	38,609	2,337,775
Rapid7, Inc. (a)	52,484	1,937,709
RealPage, Inc. (a)	35,411	2,333,585
RingCentral, Inc. - Class A (a)	22,681	2,110,467
Talend S.A. (ADR) (a)	22,900	1,597,046
TiVo Corp. (b)	101,535	1,264,111
Varonis Systems, Inc. (a)	11,153	816,957
Verint Systems, Inc. (a)	38,164	1,912,016

		31,009,911

Specialty Retail—1.5%
Aaron’s, Inc.	35,320	1,923,527
At Home Group, Inc. (a) (b)	49,605	1,564,046
Genesco, Inc. (a) (b)	15,874	747,665
National Vision Holdings, Inc. (a)	45,072	2,034,550
Sally Beauty Holdings, Inc. (a) (b)	48,199	886,380

		7,156,168

Technology Hardware, Storage & Peripherals—0.2%
Cray, Inc. (a)	42,608	916,072

Textiles, Apparel & Luxury Goods—1.5%
Columbia Sportswear Co.	20,827	1,938,369
Crocs, Inc. (a)	72,244	1,538,075
G-III Apparel Group, Ltd. (a)	40,763	1,964,369
Steven Madden, Ltd.	29,266	1,548,171

		6,988,984

Thrifts & Mortgage Finance—1.3%
Essent Group, Ltd. (a)	20,819	921,241
Federal Agricultural Mortgage Corp. - Class C	21,608	1,559,665
Meta Financial Group, Inc.	20,741	1,714,244
OceanFirst Financial Corp.	78,960	2,149,291

		6,344,441

Trading Companies & Distributors—0.6%
BMC Stock Holdings, Inc. (a)	53,670	1,000,945
SiteOne Landscape Supply, Inc. (a) (b)	26,111	1,967,203

		2,968,148

Total Common Stocks (Cost $311,305,812)		467,394,554

Short-Term Investment—1.7%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $7,975,300; collateralized by U.S. Treasury Note at 2.375%, maturing 08/15/24, with a market value of $8,135,246.	7,974,635	$7,974,635

Total Short-Term Investments (Cost $7,974,635)		7,974,635

Securities Lending Reinvestments (d)—19.6%

Certificates of Deposit—6.2%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (e)	1,250,000	1,249,979
Banco Santander S.A. 2.340%, 11/07/18	1,999,949	2,000,164
Bank of Montreal Zero Coupon, 10/31/18	1,995,737	1,996,125
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (e)	1,000,000	999,998
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (e)	1,500,000	1,501,431
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (e)	2,000,000	1,999,594
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (e)	1,000,000	1,000,075
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (e)	500,000	500,020
Credit Industriel et Commercial Zero Coupon, 01/25/19	987,228	992,030
Credit Industriel et Commercial (NY) 2.364%, 1M LIBOR + 0.250%, 02/05/19 (e)	1,500,000	1,500,709
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	1,000,000	1,000,013
2.500%, 11/15/18	2,000,000	1,999,952
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	1,000,000	1,000,002
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (e)	1,500,000	1,499,951
Royal Bank of Canada New York 2.381%, 1M LIBOR + 0.250%, 01/11/19 (e)	1,500,000	1,500,495
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (e)	2,000,000	1,999,766
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (e)	2,000,000	1,999,906
Sumitomo Mitsui Trust Bank, Ltd., London 2.528%, 1M LIBOR + 0.310%, 11/26/18 (e)	1,000,000	1,000,000
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (e)	2,500,000	2,500,285
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (e)	1,000,000	1,000,531

		29,241,026

BHFTII-153

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—2.5%
Bank of China, Ltd. 2.510%, 11/02/18	993,655	$997,800
2.550%, 10/19/18	1,490,756	1,498,074
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (e)	3,000,000	3,000,309
Sheffield Receivables Co. 2.490%, 11/26/18	493,464	498,080
2.510%, SOFR + 0.350%, 11/28/18 (e)	500,000	500,137
Starbird Funding Corp. 2.280%, 11/08/18	1,988,600	1,994,892
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (e)	1,500,000	1,501,384
Westpac Banking Corp. 2.492%, 1M LIBOR + 0.280%, 05/24/19 (e)	2,000,000	2,001,108

		11,991,784

Repurchase Agreements—9.0%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $1,010,506; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $1,054,286.	1,000,000	1,000,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $1,007,139; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $210,653; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $204,000.	200,000	200,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,700,317; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $1,734,000.	1,700,000	1,700,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,100,205; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $1,122,001.	1,100,000	1,100,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,600,299; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $1,632,000.	1,600,000	1,600,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $916,960; collateralized by various Common Stock with an aggregate market value of $1,001,990.	900,000	900,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $1,003,966; collateralized by various Common Stock with an aggregate market value of $1,111,246.	1,000,000	$1,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $2,269,796; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $2,313,002.	2,269,380	2,269,380
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $212,028; collateralized by various Common Stock with an aggregate market value of $220,000.	200,000	200,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $2,337,890; collateralized by various Common Stock with an aggregate market value of $2,475,000.	2,250,000	2,250,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $10,004,803; collateralized by various Common Stock with an aggregate market value of $11,002,143.	10,000,000	10,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $1,835,685; collateralized by various Common Stock with an aggregate market value of $2,002,779.	1,800,000	1,800,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $1,620,696; collateralized by various Common Stock with an aggregate market value of $1,780,248.	1,600,000	1,600,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $1,005,201; collateralized by various Common Stock with an aggregate market value of $1,112,744.	1,000,000	1,000,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $1,507,703; collateralized by various Common Stock with an aggregate market value of $1,669,116.	1,500,000	1,500,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $2,127,893; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,332,362.	2,100,000	2,100,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $2,632,366; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,887,686.	2,600,000	2,600,000

BHFTII-154

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $2,531,923; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,776,621.	2,500,000	$2,500,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $2,631,198; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,887,686.	2,600,000	2,600,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $1,011,050; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,110,648.	1,000,000	1,000,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $1,514,430; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,665,973.	1,500,000	1,500,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $1,206,786; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,332,778.	1,200,000	1,200,000

		42,619,380

Time Deposits—1.9%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	3,000,000	3,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	3,000,000	3,000,000

Time Deposits—(Continued)
DZ Bank AG 2.150%, 10/01/18	1,000,000	1,000,000
Nordea Bank New York 2.140%, 10/01/18	1,000,000	1,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	1,000,000	1,000,000

		9,000,000

Total Securities Lending Reinvestments (Cost $92,846,496)		92,852,190

Total Investments—119.8% (Cost $412,126,943)		568,221,379
Other assets and liabilities (net)—(19.8)%		(93,900,590)

Net Assets—100.0%		$474,320,789

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $91,249,531 and the collateral received consisted of cash in the amount of $92,818,770. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Illiquid security. As of September 30, 2018, these securities represent 0.0% of net assets.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/ agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

BHFTII-155

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$10,921,254	$—	$—	$10,921,254
Auto Components	6,117,651	—	—	6,117,651
Banks	57,944,001	—	—	57,944,001
Beverages	3,866,453	—	—	3,866,453
Biotechnology	7,879,027	—	—	7,879,027
Building Products	7,534,234	—	—	7,534,234
Capital Markets	7,597,673	—	—	7,597,673
Chemicals	15,088,652	—	—	15,088,652
Commercial Services & Supplies	11,968,496	—	—	11,968,496
Communications Equipment	3,024,973	—	—	3,024,973
Construction & Engineering	3,623,468	—	—	3,623,468
Construction Materials	630,392	—	—	630,392
Consumer Finance	4,303,957	—	—	4,303,957
Distributors	2,654,318	—	—	2,654,318
Diversified Consumer Services	10,698,901	—	—	10,698,901
Diversified Financial Services	1,258,676	—	—	1,258,676
Diversified Telecommunication Services	1,731,083	—	—	1,731,083
Electric Utilities	3,609,331	—	—	3,609,331
Electrical Equipment	4,089,445	—	—	4,089,445
Electronic Equipment, Instruments & Components	13,660,845	—	—	13,660,845
Energy Equipment & Services	11,621,793	—	—	11,621,793
Entertainment	851,039	—	—	851,039
Equity Real Estate Investment Trusts	21,906,719	—	—	21,906,719
Food & Staples Retailing	811,296	—	—	811,296
Food Products	10,718,653	—	—	10,718,653
Health Care Equipment & Supplies	24,289,609	—	—	24,289,609
Health Care Providers & Services	10,172,667	—	—	10,172,667
Health Care Technology	6,031,375	—	—	6,031,375
Hotels, Restaurants & Leisure	11,219,075	—	—	11,219,075
Household Durables	2,402,670	—	—	2,402,670
Household Products	1,732,757	—	—	1,732,757
Independent Power and Renewable Electricity Producers	2,087,683	—	—	2,087,683
Industrial Conglomerates	2,706,158	—	—	2,706,158
Insurance	14,496,504	—	—	14,496,504
Interactive Media & Services	1,352,766	—	—	1,352,766
IT Services	23,114,831	—	—	23,114,831
Leisure Products	705,505	—	—	705,505
Life Sciences Tools & Services	5,466,885	—	—	5,466,885
Machinery	27,768,485	—	—	27,768,485
Marine	1,430,245	—	—	1,430,245
Media	8,543,794	—	—	8,543,794
Metals & Mining	1,323,511	0	—	1,323,511
Multi-Utilities	2,487,771	—	—	2,487,771
Multiline Retail	3,745,291	—	—	3,745,291
Oil, Gas & Consumable Fuels	5,902,738	—	—	5,902,738
Pharmaceuticals	7,801,137	—	—	7,801,137
Professional Services	5,324,649	—	—	5,324,649
Road & Rail	4,929,118	—	—	4,929,118
Semiconductors & Semiconductor Equipment	12,863,276	—	—	12,863,276
Software	31,009,911	—	—	31,009,911
Specialty Retail	7,156,168	—	—	7,156,168
Technology Hardware, Storage & Peripherals	916,072	—	—	916,072
Textiles, Apparel & Luxury Goods	6,988,984	—	—	6,988,984
Thrifts & Mortgage Finance	6,344,441	—	—	6,344,441
Trading Companies & Distributors	2,968,148	—	—	2,968,148
Total Common Stocks	467,394,554	0	—	467,394,554
Total Short-Term Investment*	—	7,974,635	—	7,974,635

Total Securities Lending Reinvestments*	—	92,852,190	—	92,852,190
Total Investments	$467,394,554	$100,826,825	$—	$568,221,379

Collateral for Securities Loaned (Liability)	$—	$(92,818,770)	$—	$(92,818,770)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-156

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.5%
AAR Corp.	58,408	$2,797,159
Astronics Corp. (a)	73,933	3,216,086
Hexcel Corp.	60,327	4,044,925
KLX, Inc. (a)	52,371	3,287,851

		13,346,021

Banks—3.8%
Chemical Financial Corp.	54,642	2,917,883
Pacific Premier Bancorp, Inc. (a)	60,531	2,251,753
Pinnacle Financial Partners, Inc.	49,528	2,979,109
Renasant Corp.	80,043	3,298,572
UMB Financial Corp. (b)	39,412	2,794,311

		14,241,628

Beverages—0.8%
MGP Ingredients, Inc. (b)	39,504	3,120,026

Biotechnology—4.8%
Agios Pharmaceuticals, Inc. (a) (b)	34,594	2,667,889
Aimmune Therapeutics, Inc. (a) (b)	68,173	1,859,760
Argenx SE (ADR) (a)	28,467	2,158,937
Genomic Health, Inc. (a)	68,432	4,805,295
Global Blood Therapeutics, Inc. (a) (b)	45,836	1,741,768
Ironwood Pharmaceuticals, Inc. (a) (b)	150,598	2,780,039
Xencor, Inc. (a) (b)	60,457	2,356,009

		18,369,697

Building Products—2.0%
Patrick Industries, Inc. (a)	46,261	2,738,651
Trex Co., Inc. (a) (b)	62,320	4,797,394

		7,536,045

Capital Markets—1.5%
Artisan Partners Asset Management, Inc. - Class A	71,920	2,330,208
MarketAxess Holdings, Inc. (b)	18,792	3,354,184

		5,684,392

Chemicals—1.3%
Ingevity Corp. (a)	47,830	4,872,920

Construction & Engineering—1.7%
Primoris Services Corp.	130,236	3,232,458
Willscot Corp. (a) (b)	196,287	3,366,322

		6,598,780

Consumer Finance—1.2%
Green Dot Corp. - Class A (a)	53,017	4,708,970

Distributors—1.3%
Pool Corp.	29,093	4,855,040

Diversified Consumer Services—4.4%
Bright Horizons Family Solutions, Inc. (a)	29,554	3,482,643
Chegg, Inc. (a) (b)	125,313	3,562,649

Security Description	Shares	Value

Diversified Consumer Services—(Continued)
Grand Canyon Education, Inc. (a)	49,214	$5,551,339
Laureate Education, Inc. - Class A (a)	270,907	4,182,804

		16,779,435

Diversified Telecommunication Services—1.1%
Cogent Communications Holdings, Inc. (b)	72,400	4,039,920

Electrical Equipment—1.2%
Generac Holdings, Inc. (a)	81,501	4,597,471

Energy Equipment & Services—1.9%
Cactus, Inc. - Class A (a)	108,103	4,138,183
Dril-Quip, Inc. (a) (b)	43,806	2,288,864
KLX Energy Services Holdings, Inc. (a)	20,948	670,545

		7,097,592

Entertainment—0.5%
IMAX Corp. (a)	76,469	1,972,900

Food & Staples Retailing—0.5%
Chefs’ Warehouse, Inc. (The) (a)	51,859	1,885,075

Food Products—0.7%
Freshpet, Inc. (a)	72,548	2,662,512

Health Care Equipment & Supplies—10.4%
AtriCure, Inc. (a)	128,889	4,514,982
Inogen, Inc. (a) (b)	14,707	3,590,273
Insulet Corp. (a) (b)	52,851	5,599,563
iRhythm Technologies, Inc. (a)	46,616	4,412,671
Merit Medical Systems, Inc. (a) (b)	52,150	3,204,617
Neogen Corp. (a)	21,339	1,526,379
Novocure, Ltd. (a)	99,196	5,197,870
Penumbra, Inc. (a) (b)	28,890	4,324,833
Tactile Systems Technology, Inc. (a)	38,563	2,739,901
Wright Medical Group NV (a) (b)	147,164	4,270,699

		39,381,788

Health Care Providers & Services—4.9%
Amedisys, Inc. (a) (b)	28,502	3,561,610
AMN Healthcare Services, Inc. (a) (b)	69,595	3,806,846
BioTelemetry, Inc. (a)	50,927	3,282,245
HealthEquity, Inc. (a) (b)	59,163	5,585,579
Tivity Health, Inc. (a) (b)	73,010	2,347,272

		18,583,552

Health Care Technology—3.7%
Medidata Solutions, Inc. (a) (b)	63,373	4,645,875
Teladoc Health, Inc. (a) (b)	64,020	5,528,127
Vocera Communications, Inc. (a)	106,663	3,901,732

		14,075,734

Hotels, Restaurants & Leisure—2.7%
Planet Fitness, Inc. - Class A (a)	95,199	5,143,602

BHFTII-157

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Wingstop, Inc.	72,050	$4,918,853

		10,062,455

Insurance—2.1%
Kinsale Capital Group, Inc.	68,023	4,343,949
Trupanion, Inc. (a) (b)	97,654	3,489,177

		7,833,126

IT Services—5.0%
Euronet Worldwide, Inc. (a)	29,444	2,950,878
Evo Payments, Inc. - Class A (a)	75,577	1,806,290
InterXion Holding NV (a)	75,317	5,068,834
Virtusa Corp. (a)	82,627	4,437,896
WNS Holdings, Ltd. (ADR) (a)	96,104	4,877,278

		19,141,176

Leisure Products—0.4%
Malibu Boats, Inc. - Class A (a)	29,887	1,635,417

Life Sciences Tools & Services—1.6%
PRA Health Sciences, Inc. (a)	54,919	6,051,525

Machinery—5.1%
Albany International Corp. - Class A	56,229	4,470,206
Harsco Corp. (a)	170,635	4,871,629
Proto Labs, Inc. (a)	33,065	5,348,264
RBC Bearings, Inc. (a)	30,939	4,651,988

		19,342,087

Multiline Retail—1.3%
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	52,703	5,064,758

Oil, Gas & Consumable Fuels—0.7%
PDC Energy, Inc. (a)	57,134	2,797,281

Pharmaceuticals—1.9%
Aerie Pharmaceuticals, Inc. (a)	52,482	3,230,267
Supernus Pharmaceuticals, Inc. (a) (b)	81,040	4,080,364

		7,310,631

Semiconductors & Semiconductor Equipment—2.7%
MKS Instruments, Inc.	31,714	2,541,877
Monolithic Power Systems, Inc.	32,268	4,050,602
Silicon Laboratories, Inc. (a)	40,815	3,746,817

		10,339,296

Software—14.9%
2U, Inc. (a)	42,827	3,220,162
Blackbaud, Inc. (b)	36,735	3,727,868
Envestnet, Inc. (a)	75,365	4,593,497
Five9, Inc. (a)	114,225	4,990,490
Guidewire Software, Inc. (a)	49,067	4,956,258
HubSpot, Inc. (a)	28,299	4,271,734

Security Description	Shares/ Principal Amount*	Value

Software—(Continued)
Mimecast, Ltd. (a)	119,102	$4,987,992
Q2 Holdings, Inc. (a)	90,104	5,455,797
Rapid7, Inc. (a)	122,483	4,522,072
RealPage, Inc. (a)	82,641	5,446,042
RingCentral, Inc. - Class A (a)	52,932	4,925,323
Talend S.A. (ADR) (a)	53,442	3,727,045
Varonis Systems, Inc. (a)	26,028	1,906,551

		56,730,831

Specialty Retail—2.2%
At Home Group, Inc. (a) (b)	115,764	3,650,039
National Vision Holdings, Inc. (a)	105,186	4,748,096

		8,398,135

Textiles, Apparel & Luxury Goods—4.3%
Columbia Sportswear Co.	48,605	4,523,667
Crocs, Inc. (a)	168,597	3,589,430
G-III Apparel Group, Ltd. (a)	95,129	4,584,267
Steven Madden, Ltd.	68,299	3,613,017

		16,310,381

Thrifts & Mortgage Finance—0.6%
Essent Group, Ltd. (a)	48,587	2,149,975

Trading Companies & Distributors—1.8%
BMC Stock Holdings, Inc. (a)	125,252	2,335,950
SiteOne Landscape Supply, Inc. (a) (b)	60,937	4,590,993

		6,926,943

Total Common Stocks (Cost $234,685,179)		374,503,515

Short-Term Investment—1.8%

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $7,002,408; collateralized by U.S. Treasury Note at 2.250%, maturing 10/31/24, with a market value of $7,142,608.	7,001,825	7,001,825

Total Short-Term Investments (Cost $7,001,825)		7,001,825

Securities Lending Reinvestments (c)—19.3%

Certificates of Deposit—6.7%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (d)	1,250,000	1,249,979
Banco Santander S.A. 2.340%, 11/07/18	1,499,962	1,500,123
Bank of Montreal Zero Coupon, 10/31/18	997,869	998,062

BHFTII-158

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (d)	1,000,000	$999,998
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (d)	1,250,000	1,251,193
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (d)	3,000,000	2,999,391
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (d)	1,000,000	1,000,075
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (d)	500,000	500,020
Credit Industriel et Commercial Zero Coupon, 01/25/19	987,228	992,030
Credit Industriel et Commercial (NY) 2.364%, 1M LIBOR + 0.250%, 02/05/19 (d)	1,500,000	1,500,709
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	1,000,000	1,000,013
2.500%, 11/15/18	1,000,000	999,976
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	1,000,000	1,000,002
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (d)	1,000,000	999,967
Royal Bank of Canada New York 2.381%, 1M LIBOR + 0.250%, 01/11/19 (d)	2,000,000	2,000,660
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (d)	1,500,000	1,499,929
Sumitomo Mitsui Trust Bank, Ltd., London 2.528%, 1M LIBOR + 0.310%, 11/26/18 (d)	1,000,000	1,000,000
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (d)	2,000,000	2,000,228
2.475%, 3M LIBOR + 0.140%, 10/26/18 (d)	500,000	500,083
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (d)	1,500,000	1,500,797

		25,493,235

Commercial Paper—2.2%
Bank of China, Ltd. 2.550%, 10/19/18	1,987,675	1,997,432
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (d)	2,000,000	2,000,206
Sheffield Receivables Co. 2.490%, 11/26/18	493,464	498,080
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	994,000	997,834
Starbird Funding Corp. 2.280%, 11/08/18	1,491,450	1,496,169
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (d)	1,500,000	1,501,384

		8,491,105

Repurchase Agreements—8.8%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $1,010,506; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $1,054,286.	1,000,000	1,000,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $1,007,139; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	$1,000,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $210,653; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $204,000.	200,000	200,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,200,224; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $1,224,000.	1,200,000	1,200,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $700,131; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $714,000.	700,000	700,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,100,205; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $1,122,000.	1,100,000	1,100,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $713,191; collateralized by various Common Stock with an aggregate market value of $779,326.	700,000	700,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $702,776; collateralized by various Common Stock with an aggregate market value of $777,872.	700,000	700,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $1,209,235; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $1,232,253.	1,209,013	1,209,013
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $530,071; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $3,376,952; collateralized by various Common Stock with an aggregate market value of $3,575,000.	3,250,000	3,250,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $6,002,882; collateralized by various Common Stock with an aggregate market value of $6,601,286.	6,000,000	6,000,000

BHFTII-159

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $1,325,773; collateralized by various Common Stock with an aggregate market value of $1,446,452.	1,300,000	$1,300,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $1,114,229; collateralized by various Common Stock with an aggregate market value of $1,223,921.	1,100,000	1,100,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $1,005,201; collateralized by various Common Stock with an aggregate market value of $1,112,744.	1,000,000	1,000,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $1,507,703; collateralized by various Common Stock with an aggregate market value of $1,669,116.	1,500,000	1,500,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $1,519,924; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,665,973.	1,500,000	1,500,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $1,822,985; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,999,167.	1,800,000	1,800,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $1,923,652; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,110,232.	1,900,000	1,900,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $1,922,798; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,110,232.	1,900,000	1,900,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $1,206,786; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,332,778.	1,200,000	1,200,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $1,011,050; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,110,648.	1,000,000	1,000,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $1,514,430; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,665,973.	1,500,000	$1,500,000

		33,259,013

Time Deposits—1.6%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	2,000,000	2,000,000
DZ Bank AG 2.150%, 10/01/18	1,000,000	1,000,000
Erste Group Bank AG 2.170%, 10/01/18	1,000,000	1,000,000
Nordea Bank New York 2.140%, 10/01/18	1,000,000	1,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	1,000,000	1,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $73,238,800)		73,243,353

Total Investments—119.6% (Cost $314,925,804)		454,748,693
Other assets and liabilities (net)—(19.6)%		(74,637,827)

Net Assets—100.0%		$380,110,866

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $72,313,124 and the collateral received consisted of cash in the amount of $73,210,661. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

BHFTII-160

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$374,503,515	$—	$—	$374,503,515
Total Short-Term Investment*	—	7,001,825	—	7,001,825

Total Securities Lending Reinvestments*	—	73,243,353	—	73,243,353
Total Investments	$374,503,515	$80,245,178	$—	$454,748,693

Collateral for Securities Loaned (Liability)	$—	$(73,210,661)	$—	$(73,210,661)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-161

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—68.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—28.5%
Fannie Mae 15 Yr. Pool 2.500%, 12/01/27	2,589,304	$2,525,889
2.500%, 02/01/28	2,130,479	2,078,301
2.500%, 07/01/28	3,699,111	3,606,698
2.500%, 10/01/28	2,289,960	2,232,751
2.500%, 03/01/30	2,465,991	2,387,214
2.500%, 09/01/31	3,820,268	3,688,795
2.500%, 01/01/32	1,233,866	1,191,403
2.500%, 04/01/32	2,573,412	2,483,598
2.500%, 09/01/32	874,211	843,700
3.000%, 01/01/27	973,831	967,581
3.000%, 02/01/27	1,635,456	1,624,960
3.000%, 03/01/27	841,113	834,690
3.000%, 01/01/29	3,990,257	3,956,314
3.000%, 10/01/29	1,830,883	1,813,910
3.000%, 06/01/30	2,151,478	2,128,394
3.000%, 02/01/33	4,671,278	4,615,179
3.500%, 02/01/26	1,370,750	1,380,650
3.500%, 03/01/26	646,723	651,123
3.500%, 05/01/29	1,600,482	1,613,179
3.500%, 08/01/32	807,622	812,524
4.000%, 04/01/19	4,717	4,717
4.000%, 05/01/19	16,912	16,928
4.000%, 01/01/20	63,744	63,905
4.000%, 06/01/24	188,083	191,944
4.000%, 11/01/24	1,153,492	1,177,170
4.500%, 05/01/19	8,612	8,619
4.500%, 08/01/24	294,853	302,301
4.500%, 06/01/25	562,372	577,566
5.000%, 01/01/19	4,161	4,161
5.000%, 02/01/20	38,682	39,014
5.000%, 01/01/22	61,661	62,917
5.000%, 02/01/24	274,941	281,262
Fannie Mae 20 Yr. Pool 3.000%, 02/01/33	1,439,489	1,416,032
3.000%, 08/01/35	2,038,379	1,990,072
3.000%, 05/01/36	2,879,028	2,805,670
3.500%, 04/01/32	1,287,448	1,289,975
3.500%, 09/01/35	1,912,978	1,910,075
3.500%, 07/01/38	2,453,889	2,440,058
4.000%, 02/01/31	564,736	578,308
4.000%, 03/01/38	1,849,946	1,884,506
4.000%, 07/01/38	2,455,855	2,501,713
4.500%, 08/01/30	344,819	358,389
5.000%, 02/01/24	117,177	122,980
5.000%, 09/01/25	102,198	107,289
5.500%, 07/01/23	69,540	74,122
5.500%, 01/01/24	46,509	49,574
5.500%, 07/01/24	124,541	132,769
5.500%, 07/01/25	117,330	125,115
7.000%, 10/01/21	3,740	3,889
Fannie Mae 30 Yr. Pool 2.500%, 08/01/46	3,508,865	3,252,774
3.000%, 08/01/42	1,339,936	1,293,202
3.000%, 09/01/42	1,732,736	1,672,302
3.000%, 11/01/42	2,073,591	2,001,269

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 12/01/42	4,243,112	$4,095,122
3.000%, 01/01/43	1,021,188	985,572
3.000%, 02/01/43	3,986,693	3,847,646
3.000%, 03/01/43	4,171,204	4,025,330
3.000%, 05/01/43	3,115,478	3,006,525
3.000%, 07/01/43	8,669,519	8,366,330
3.000%, 09/01/43	1,619,490	1,562,854
3.000%, 05/01/45	2,885,177	2,770,133
3.000%, 05/01/46	3,070,301	2,941,657
3.000%, 06/01/46	3,994,445	3,827,079
3.000%, 08/01/46	4,032,027	3,863,086
3.000%, 10/01/46	8,503,433	8,147,141
3.000%, 02/01/47	8,967,099	8,591,380
3.500%, 12/01/40	1,573,535	1,564,180
3.500%, 03/01/42	1,075,503	1,067,120
3.500%, 04/01/42	2,347,901	2,329,601
3.500%, 05/01/42	2,552,214	2,532,321
3.500%, 06/01/42	1,885,800	1,871,102
3.500%, 08/01/42	1,225,304	1,215,754
3.500%, 09/01/42	3,883,749	3,853,479
3.500%, 10/01/42	1,956,945	1,941,692
3.500%, 01/01/43	1,561,924	1,549,750
3.500%, 02/01/43	2,480,878	2,461,542
3.500%, 04/01/43	2,906,332	2,879,642
3.500%, 06/01/43	1,518,187	1,499,072
3.500%, 08/01/44	1,908,036	1,885,818
3.500%, 02/01/45	2,563,503	2,533,652
3.500%, 03/01/45	4,278,343	4,225,635
3.500%, 04/01/45	4,910,335	4,847,131
3.500%, 09/01/45	8,991,683	8,875,946
3.500%, 11/01/45	3,041,469	3,002,321
3.500%, 01/01/46	3,526,420	3,481,029
3.500%, 03/01/46	3,483,876	3,437,162
3.500%, 05/01/46	2,793,655	2,756,197
3.500%, 04/01/47	7,683,499	7,565,531
3.500%, 09/01/47	3,576,085	3,521,180
3.500%, 11/01/47	6,432,346	6,333,588
3.500%, 03/01/48	7,729,845	7,610,591
4.000%, 08/01/39	842,375	859,411
4.000%, 09/01/39	758,352	773,689
4.000%, 12/01/39	907,394	925,745
4.000%, 06/01/40	1,159,741	1,182,384
4.000%, 09/01/40	604,862	616,671
4.000%, 12/01/40	4,339,687	4,424,412
4.000%, 01/01/41	2,242,211	2,285,987
4.000%, 02/01/41	2,835,255	2,890,609
4.000%, 12/01/41	1,042,368	1,062,105
4.000%, 02/01/42	1,176,688	1,198,969
4.000%, 09/01/43	1,633,117	1,661,429
4.000%, 02/01/44	2,676,536	2,722,936
4.000%, 05/01/44	1,784,402	1,811,805
4.000%, 08/01/44	2,548,194	2,587,327
4.000%, 10/01/44	1,541,762	1,565,439
4.000%, 11/01/44	2,998,162	3,037,729
4.000%, 01/01/45	2,512,192	2,550,772

BHFTII-162

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 03/01/45	1,675,410	$1,696,796
4.000%, 10/01/45	2,806,144	2,841,965
4.000%, 03/01/47	1,111,143	1,122,754
4.000%, 05/01/47	1,567,436	1,583,816
4.000%, 06/01/47	8,227,691	8,313,668
4.000%, 07/01/47	2,058,432	2,079,942
4.000%, 10/01/47	2,645,620	2,673,266
4.000%, 05/01/48	3,843,644	3,883,186
4.000%, 06/01/48	1,468,575	1,483,683
4.000%, 09/01/48	1,667,918	1,685,077
4.000%, 10/01/48	2,500,000	2,527,169
4.500%, 08/01/33	184,891	192,150
4.500%, 10/01/33	170,770	177,474
4.500%, 04/01/34	67,177	69,975
4.500%, 01/01/39	84,302	87,752
4.500%, 07/01/39	1,180,010	1,228,387
4.500%, 09/01/39	1,739,453	1,810,767
4.500%, 10/01/39	743,465	773,945
4.500%, 05/01/40	1,052,473	1,098,026
4.500%, 08/01/40	1,658,336	1,727,470
4.500%, 11/01/40	873,228	909,632
4.500%, 12/01/40	1,598,841	1,665,494
4.500%, 04/01/41	3,886,505	4,046,462
4.500%, 05/01/41	976,307	1,016,073
4.500%, 03/01/44	1,052,274	1,090,724
4.500%, 08/01/47	2,311,293	2,387,022
4.500%, 08/01/48	3,816,280	3,940,662
5.000%, 07/01/33	88,141	93,565
5.000%, 08/01/33	380,245	405,592
5.000%, 09/01/33	149,988	159,218
5.000%, 10/01/33	1,543,771	1,648,068
5.000%, 03/01/34	176,145	186,985
5.000%, 04/01/34	419,021	445,193
5.000%, 05/01/34	50,790	53,996
5.000%, 09/01/34	197,472	209,939
5.000%, 02/01/35	70,762	75,229
5.000%, 04/01/35	98,595	104,816
5.000%, 05/01/35	40,835	43,411
5.000%, 11/01/35	102,133	108,577
5.000%, 03/01/36	404,604	430,131
5.000%, 07/01/37	353,513	374,454
5.000%, 01/01/39	303,969	321,976
5.000%, 04/01/40	1,110,533	1,180,356
5.000%, 07/01/41	733,756	779,878
5.500%, 10/01/32	39,033	41,828
5.500%, 02/01/33	76,313	82,373
5.500%, 03/01/33	308,068	333,931
5.500%, 05/01/33	1,385,572	1,496,644
5.500%, 08/01/33	510,953	553,583
5.500%, 10/01/33	60,146	64,967
5.500%, 12/01/33	553,538	600,614
5.500%, 02/01/34	109,773	118,712
5.500%, 03/01/34	94,027	101,685
5.500%, 04/01/34	38,022	41,118
5.500%, 06/01/34	162,043	175,239

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 09/01/34	145,824	157,699
5.500%, 12/01/34	341,793	369,627
5.500%, 01/01/35	109,774	118,713
5.500%, 02/01/35	273,738	296,030
5.500%, 04/01/35	104,414	113,065
5.500%, 06/01/35	591,547	640,558
5.500%, 01/01/37	139,343	150,902
5.500%, 05/01/37	113,225	122,983
5.500%, 05/01/38	74,802	81,338
5.500%, 06/01/38	89,282	97,083
5.500%, 07/01/38	53,228	57,879
6.000%, 08/01/28	2,151	2,163
6.000%, 11/01/28	477	503
6.000%, 12/01/28	633	679
6.000%, 06/01/31	33,912	35,380
6.000%, 09/01/32	63,574	69,019
6.000%, 01/01/33	16,758	18,149
6.000%, 02/01/33	54,810	59,225
6.000%, 03/01/33	80,064	82,316
6.000%, 04/01/33	192,993	203,282
6.000%, 05/01/33	153,047	160,906
6.000%, 05/01/34	135,981	142,272
6.000%, 09/01/34	116,213	122,800
6.000%, 11/01/34	214,889	234,099
6.000%, 01/01/35	63,356	67,834
6.000%, 07/01/36	31,319	34,124
6.000%, 09/01/36	103,165	112,501
6.000%, 07/01/37	46,313	48,094
6.000%, 08/01/37	147,720	160,828
6.000%, 09/01/37	304,009	330,063
6.000%, 10/01/37	105,060	114,304
6.000%, 05/01/38	409,905	446,668
6.000%, 12/01/38	98,346	106,947
6.500%, 05/01/28	34,599	37,486
6.500%, 12/01/28	106,097	111,540
6.500%, 03/01/29	2,361	2,534
6.500%, 04/01/29	19,569	21,255
6.500%, 05/01/29	4,475	4,872
6.500%, 08/01/29	759	812
6.500%, 05/01/30	13,415	13,713
6.500%, 09/01/31	3,713	3,860
6.500%, 06/01/32	15,885	17,523
6.500%, 10/01/33	63,296	67,688
6.500%, 10/01/34	185,770	205,273
6.500%, 10/01/37	56,478	62,186
7.000%, 06/01/26	314	327
7.000%, 06/01/28	6,400	6,508
7.000%, 10/01/29	6,071	6,705
7.000%, 12/01/29	3,126	3,254
7.000%, 06/01/32	44,121	48,971
7.000%, 10/01/37	123,701	139,564
7.500%, 09/01/25	3,129	3,385
7.500%, 06/01/26	2,747	2,988
7.500%, 07/01/29	7,687	8,496
7.500%, 10/01/29	4,136	4,346

BHFTII-163

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
8.000%, 11/01/29	93	$105
8.000%, 05/01/30	15,457	16,288
8.000%, 11/01/30	1,950	2,186
8.000%, 01/01/31	1,592	1,761
8.000%, 02/01/31	3,899	4,414
Fannie Mae-ACES (CMO) 2.679%, 05/25/21 (a)	4,390,730	4,335,399
Freddie Mac 15 Yr. Gold Pool 2.500%, 12/01/27	1,203,352	1,173,366
2.500%, 02/01/28	1,994,082	1,943,385
2.500%, 04/01/28	1,665,601	1,623,255
2.500%, 12/01/29	2,462,152	2,387,659
2.500%, 01/01/31	3,260,621	3,155,093
2.500%, 01/01/32	4,967,284	4,794,122
3.000%, 03/01/27	913,267	905,388
3.000%, 05/01/27	1,224,917	1,212,859
3.000%, 11/01/28	1,511,966	1,495,758
3.000%, 12/01/29	2,720,285	2,689,039
3.000%, 05/01/31	3,235,816	3,190,966
3.000%, 10/01/32	1,776,382	1,751,082
3.500%, 12/01/25	965,879	972,544
3.500%, 05/01/26	339,197	341,395
3.500%, 09/01/30	2,170,747	2,186,275
4.000%, 06/01/19	19,374	19,387
4.000%, 05/01/25	513,023	523,688
4.000%, 08/01/25	234,388	239,261
4.000%, 10/01/25	258,928	264,490
4.500%, 04/01/19	21,639	21,688
4.500%, 06/01/19	21,127	21,150
4.500%, 08/01/19	3,894	3,905
5.000%, 06/01/19	21,528	21,628
5.500%, 01/01/24	219,853	228,204
Freddie Mac 20 Yr. Gold Pool 3.000%, 04/01/33	2,245,073	2,205,516
3.000%, 02/01/37	2,569,402	2,503,789
3.500%, 04/01/32	1,659,696	1,663,241
4.000%, 01/01/31	631,072	646,261
4.000%, 08/01/31	623,383	637,075
4.500%, 05/01/29	160,149	166,410
5.000%, 03/01/27	84,864	89,425
Freddie Mac 30 Yr. Gold Pool 2.500%, 07/01/43	2,308,282	2,154,760
3.000%, 10/01/42	2,100,463	2,027,074
3.000%, 01/01/43	2,011,887	1,941,593
3.000%, 03/01/43	5,277,999	5,093,237
3.000%, 04/01/43	3,661,296	3,533,014
3.000%, 06/01/43	1,678,639	1,619,824
3.000%, 07/01/43	3,236,592	3,123,191
3.000%, 06/01/45	3,625,030	3,480,214
3.000%, 01/01/46	2,264,900	2,174,420
3.000%, 06/01/46	3,959,086	3,792,998
3.000%, 10/01/46	3,292,174	3,154,063
3.000%, 11/01/46	4,183,961	4,008,439
3.000%, 01/01/47	6,680,860	6,400,589
3.000%, 02/01/47	3,673,634	3,519,521

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 01/01/42	1,127,825	$1,119,255
3.500%, 03/01/42	1,020,831	1,013,056
3.500%, 08/01/42	2,690,662	2,670,170
3.500%, 02/01/43	1,485,762	1,474,447
3.500%, 05/01/43	2,287,661	2,267,067
3.500%, 06/01/43	1,325,090	1,313,161
3.500%, 06/01/44	1,669,815	1,650,671
3.500%, 10/01/44	1,801,000	1,780,352
3.500%, 11/01/44	2,582,192	2,552,589
3.500%, 12/01/44	2,417,920	2,390,200
3.500%, 05/01/45	2,990,876	2,952,940
3.500%, 08/01/45	3,287,038	3,245,346
3.500%, 11/01/45	3,183,936	3,143,552
3.500%, 12/01/45	1,931,216	1,906,720
3.500%, 03/01/46	5,944,618	5,867,769
3.500%, 02/01/47	4,144,020	4,089,250
3.500%, 06/01/47	3,479,318	3,426,530
3.500%, 08/01/47	2,219,216	2,185,546
3.500%, 10/01/47	2,763,596	2,721,667
3.500%, 11/01/47	2,732,998	2,691,533
3.500%, 01/01/48	2,807,610	2,765,013
3.500%, 02/01/48	5,751,933	5,664,665
4.000%, 06/01/39	574,382	586,006
4.000%, 12/01/39	876,356	894,091
4.000%, 11/01/40	905,931	923,636
4.000%, 04/01/41	924,126	941,650
4.000%, 09/01/41	940,336	958,168
4.000%, 10/01/41	2,099,349	2,139,160
4.000%, 11/01/41	861,850	878,194
4.000%, 10/01/43	2,574,950	2,619,673
4.000%, 07/01/44	2,562,977	2,602,431
4.000%, 10/01/44	1,948,711	1,978,709
4.000%, 07/01/45	3,084,669	3,124,121
4.000%, 01/01/46	3,115,703	3,155,551
4.000%, 02/01/46	1,672,513	1,693,903
4.000%, 06/01/47	3,672,635	3,711,101
4.000%, 10/01/47	1,757,160	1,776,214
4.000%, 11/01/47	1,757,125	1,775,528
4.000%, 03/01/48	2,797,534	2,826,834
4.000%, 05/01/48	1,925,071	1,944,935
4.500%, 10/01/35	278,167	290,049
4.500%, 06/01/38	420,313	438,266
4.500%, 02/01/39	317,392	330,663
4.500%, 03/01/39	256,355	267,030
4.500%, 04/01/39	475,374	495,170
4.500%, 09/01/39	524,609	546,455
4.500%, 10/01/39	1,370,262	1,427,323
4.500%, 11/01/39	401,955	418,694
4.500%, 01/01/40	313,307	326,354
4.500%, 05/01/40	530,785	553,250
4.500%, 11/01/40	816,572	851,133
4.500%, 02/01/41	198,348	206,559
4.500%, 05/01/41	471,707	491,233
4.500%, 06/01/41	343,402	357,616
4.500%, 12/01/43	771,542	801,257

BHFTII-164

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.500%, 12/01/45	965,359	$1,001,282
4.500%, 08/01/47	2,381,835	2,461,376
4.500%, 08/01/48	1,482,611	1,531,873
4.500%, 10/01/48	2,500,000	2,583,067
5.000%, 10/01/33	442,494	469,789
5.000%, 03/01/34	68,818	73,166
5.000%, 08/01/35	299,827	318,769
5.000%, 09/01/35	126,145	134,114
5.000%, 10/01/35	93,629	99,544
5.000%, 01/01/36	330,540	351,421
5.000%, 04/01/38	223,065	236,604
5.000%, 11/01/39	1,021,547	1,084,892
5.000%, 05/01/40	1,315,913	1,398,759
5.500%, 06/01/34	189,285	204,184
5.500%, 10/01/35	134,099	144,851
5.500%, 12/01/35	360,400	389,297
5.500%, 01/01/36	262,430	283,473
5.500%, 12/01/37	259,005	279,757
5.500%, 04/01/38	1,121,272	1,216,148
5.500%, 07/01/38	125,575	136,201
5.500%, 08/01/38	328,876	356,704
6.000%, 11/01/28	4,980	5,313
6.000%, 12/01/28	4,032	4,326
6.000%, 04/01/29	1,847	1,947
6.000%, 06/01/31	1,890	1,999
6.000%, 07/01/31	540	584
6.000%, 09/01/31	52,841	55,041
6.000%, 11/01/32	18,221	19,727
6.000%, 06/01/34	66,010	69,465
6.000%, 11/01/35	64,414	70,135
6.000%, 02/01/36	124,692	133,977
6.000%, 08/01/36	33,806	36,825
6.000%, 10/01/36	100,578	109,531
6.000%, 11/01/36	46,143	48,634
6.000%, 01/01/37	45,569	48,805
6.000%, 02/01/38	112,127	121,772
6.000%, 11/01/39	924,654	1,006,985
6.000%, 04/01/40	313,215	341,917
6.500%, 02/01/30	4,788	5,107
6.500%, 08/01/31	5,901	6,497
6.500%, 10/01/31	6,491	6,745
6.500%, 11/01/31	13,243	14,587
6.500%, 03/01/32	289,347	319,142
6.500%, 04/01/32	219,241	241,313
6.500%, 09/01/36	255,083	282,482
6.500%, 11/01/37	90,791	99,602
7.000%, 12/01/27	887	967
7.000%, 11/01/28	2,384	2,612
7.000%, 04/01/29	2,414	2,659
7.000%, 05/01/29	598	639
7.000%, 06/01/29	5,283	5,514
7.000%, 07/01/29	1,088	1,169
7.000%, 01/01/31	40,376	41,640
7.500%, 08/01/24	6,483	6,507
7.500%, 10/01/27	5,488	6,033

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
7.500%, 10/01/29	8,289	$9,264
7.500%, 05/01/30	10,922	12,004
8.000%, 02/01/27	2,232	2,468
8.000%, 10/01/28	4,167	4,608
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 2.902%, 08/25/20	520,274	518,880
3.060%, 07/25/23 (a)	4,800,000	4,756,677
3.117%, 06/25/27	2,000,000	1,935,956
3.187%, 09/25/27 (a)	1,265,000	1,227,699
3.194%, 07/25/27	685,000	666,187
Ginnie Mae I 15 Yr. Pool 3.000%, 08/15/28	1,815,063	1,803,098
5.000%, 10/15/20	51,548	52,226
5.000%, 01/15/21	50,438	50,984
Ginnie Mae I 30 Yr. Pool 3.000%, 11/15/42	1,990,401	1,943,134
3.000%, 12/15/42	1,606,754	1,568,597
3.000%, 02/15/43	1,309,946	1,278,838
3.000%, 03/15/43	1,546,828	1,508,407
3.000%, 05/15/43	2,170,281	2,116,374
3.000%, 07/15/43	1,423,296	1,387,943
3.500%, 01/15/42	1,947,232	1,944,464
3.500%, 02/15/42	616,860	617,111
3.500%, 03/15/42	1,383,462	1,384,024
3.500%, 05/15/42	896,999	897,363
3.500%, 09/15/42	1,197,092	1,197,578
3.500%, 05/15/43	1,674,013	1,669,439
4.000%, 07/15/39	1,337,920	1,372,795
4.000%, 07/15/40	789,663	809,025
4.000%, 03/15/41	576,308	591,465
4.000%, 10/15/41	1,126,784	1,156,420
4.500%, 01/15/39	185,048	192,834
4.500%, 04/15/39	626,713	653,202
4.500%, 05/15/39	1,196,220	1,246,779
4.500%, 08/15/39	556,787	580,321
4.500%, 01/15/40	581,808	606,399
4.500%, 04/15/40	594,840	620,610
4.500%, 02/15/41	150,171	156,677
4.500%, 04/15/41	371,041	387,180
5.000%, 12/15/35	208,411	220,425
5.000%, 12/15/36	100,204	105,991
5.000%, 01/15/39	664,301	701,198
5.000%, 02/15/39	119,591	126,233
5.000%, 08/15/39	841,593	889,750
5.000%, 09/15/39	202,340	213,918
5.000%, 12/15/39	433,667	458,482
5.000%, 05/15/40	641,257	677,947
5.500%, 03/15/36	131,683	139,186
5.500%, 01/15/37	263,293	281,089
5.500%, 11/15/37	291,628	311,369
5.500%, 09/15/38	52,168	54,260
5.500%, 08/15/39	764,291	821,669
6.000%, 01/15/29	2,679	2,859
6.000%, 01/15/33	143,262	157,238

BHFTII-165

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
6.000%, 03/15/35	148,976	$164,119
6.000%, 12/15/35	138,673	151,613
6.000%, 06/15/36	98,564	107,763
6.000%, 09/15/36	110,378	120,855
6.000%, 07/15/38	661,080	723,420
6.500%, 05/15/23	862	864
6.500%, 02/15/27	18,944	20,290
6.500%, 07/15/28	7,741	8,317
6.500%, 08/15/28	8,160	8,833
6.500%, 11/15/28	5,852	6,378
6.500%, 12/15/28	7,986	8,414
6.500%, 07/15/29	1,841	1,903
6.500%, 05/15/36	107,995	118,986
7.000%, 01/15/28	1,153	1,252
7.000%, 05/15/28	7,155	7,520
7.000%, 06/15/28	6,463	7,135
7.000%, 10/15/28	6,477	7,049
7.000%, 09/15/29	1,927	1,962
7.000%, 01/15/31	1,205	1,243
7.000%, 03/15/31	11,145	11,536
7.000%, 07/15/31	284,423	319,436
7.000%, 08/15/31	50,300	56,467
7.000%, 02/15/32	8,340	8,461
7.000%, 07/15/32	13,544	15,335
8.000%, 08/15/26	2,336	2,554
8.000%, 09/15/26	2,245	2,430
8.000%, 06/15/29	20,140	21,439
9.000%, 11/15/24	2,134	2,222
Ginnie Mae II 30 Yr. Pool 3.000%, 12/20/42	1,874,819	1,834,820
3.000%, 03/20/43	2,721,138	2,655,282
3.000%, 12/20/44	2,378,809	2,318,074
3.000%, 04/20/45	2,233,388	2,172,993
3.000%, 08/20/45	3,365,062	3,274,065
3.000%, 11/20/45	1,918,619	1,866,736
3.000%, 01/20/46	3,351,469	3,260,839
3.000%, 09/20/46	3,868,432	3,756,368
3.000%, 10/20/46	3,933,908	3,819,948
3.000%, 11/20/46	4,077,333	3,959,218
3.000%, 01/20/47	9,229,452	8,962,086
3.000%, 04/20/47	1,676,158	1,624,360
3.000%, 02/20/48	2,991,492	2,899,048
3.500%, 12/20/41	1,141,865	1,144,361
3.500%, 03/20/42	2,296,655	2,300,684
3.500%, 08/20/42	1,107,007	1,108,949
3.500%, 01/20/43	3,267,073	3,272,804
3.500%, 04/20/43	1,288,675	1,290,695
3.500%, 05/20/43	2,227,638	2,231,129
3.500%, 07/20/44	2,878,226	2,875,327
3.500%, 02/20/45	3,117,693	3,114,553
3.500%, 06/20/45	1,995,902	1,991,941
3.500%, 08/20/45	4,636,495	4,627,295
3.500%, 09/20/45	5,340,225	5,329,627
3.500%, 10/20/45	3,157,810	3,151,543
3.500%, 12/20/45	2,800,510	2,794,953

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.500%, 01/20/46	2,787,492	$2,781,961
3.500%, 02/20/46	2,302,844	2,298,274
3.500%, 05/20/46	3,181,745	3,171,363
3.500%, 06/20/46	2,698,855	2,690,049
3.500%, 02/20/47	4,396,198	4,381,853
3.500%, 03/20/47	3,976,054	3,955,735
3.500%, 06/20/47	5,079,436	5,053,479
3.500%, 09/20/47	1,809,347	1,800,101
3.500%, 11/20/47	1,836,171	1,826,788
3.500%, 12/20/47	8,520,891	8,477,347
3.500%, 03/20/48	3,417,151	3,399,315
4.000%, 11/20/40	1,085,089	1,113,260
4.000%, 12/20/40	1,286,339	1,319,735
4.000%, 05/20/43	2,017,042	2,065,501
4.000%, 11/20/43	781,760	800,541
4.000%, 02/20/44	2,722,053	2,787,450
4.000%, 04/20/44	1,094,065	1,118,514
4.000%, 05/20/44	1,328,756	1,358,450
4.000%, 09/20/44	2,073,566	2,119,904
4.000%, 10/20/44	2,967,501	3,033,815
4.000%, 11/20/44	580,562	593,536
4.000%, 10/20/45	2,410,495	2,463,300
4.000%, 11/20/45	1,267,176	1,294,936
4.000%, 02/20/47	3,231,695	3,300,792
4.000%, 03/20/47	684,412	699,045
4.000%, 04/20/47	2,792,359	2,841,625
4.000%, 05/20/47	3,008,152	3,061,226
4.000%, 09/20/47	2,591,409	2,637,131
4.000%, 07/20/48	2,384,745	2,426,578
4.000%, 08/20/48	1,660,122	1,689,244
4.000%, 09/20/48	3,000,000	3,051,563
4.500%, 08/20/40	913,264	953,992
4.500%, 12/20/40	584,301	610,358
4.500%, 04/20/41	501,568	524,768
4.500%, 03/20/42	422,423	441,962
4.500%, 10/20/43	635,435	661,296
4.500%, 02/20/44	1,267,678	1,319,271
4.500%, 04/20/45	1,170,844	1,218,496
4.500%, 03/20/47	1,628,880	1,691,382
4.500%, 11/20/47	1,767,830	1,829,194
4.500%, 08/20/48	1,696,686	1,755,714
5.000%, 08/20/40	414,924	441,660
5.000%, 10/20/40	433,954	461,916
5.000%, 06/20/44	961,103	1,023,033
6.500%, 06/20/31	17,054	18,796
6.500%, 11/20/38	352,302	389,458
7.500%, 02/20/28	1,766	1,940

		734,230,588

Federal Agencies—1.7%
Federal Home Loan Bank 1.750%, 06/12/20 (b)	14,700,000	14,443,044
Federal Home Loan Mortgage Corp. 1.125%, 08/12/21 (b)	5,200,000	4,944,888
1.375%, 05/01/20 (b)	5,145,000	5,032,479

BHFTII-166

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 2.125%, 04/24/26	3,500,000	$3,259,235
2.375%, 01/19/23 (b)	7,100,000	6,921,577
2.625%, 09/06/24 (b)	2,000,000	1,951,420
6.625%, 11/15/30 (b)	2,450,000	3,242,526
Tennessee Valley Authority 5.250%, 09/15/39 (b)	3,350,000	4,092,092

		43,887,261

U.S. Treasury—37.8%
U.S. Treasury Bonds 2.250%, 08/15/46	3,000,000	2,477,282
2.500%, 02/15/45	7,400,000	6,481,119
2.500%, 02/15/46	8,200,000	7,158,149
2.500%, 05/15/46	4,800,000	4,186,875
2.750%, 08/15/42	2,020,000	1,870,854
2.750%, 11/15/42	3,200,000	2,961,478
2.750%, 08/15/47	3,000,000	2,747,947
2.750%, 11/15/47	7,300,000	6,684,933
2.875%, 05/15/43	5,760,000	5,446,267
2.875%, 08/15/45	5,000,000	4,707,855
2.875%, 11/15/46	4,600,000	4,326,577
3.000%, 11/15/44 (b)	11,000,000	10,617,632
3.000%, 05/15/45	4,500,000	4,342,084
3.000%, 11/15/45	7,700,000	7,427,603
3.000%, 02/15/47	3,000,000	2,891,450
3.000%, 05/15/47	5,800,000	5,587,439
3.000%, 08/15/48 (b)	8,100,000	7,796,815
3.125%, 11/15/41	3,000,000	2,970,166
3.125%, 02/15/42	1,800,000	1,781,601
3.125%, 02/15/43	3,270,000	3,230,724
3.125%, 08/15/44	4,700,000	4,640,692
3.125%, 05/15/48	1,900,000	1,875,192
3.375%, 05/15/44	3,000,000	3,093,324
3.500%, 02/15/39	2,080,000	2,191,529
3.625%, 08/15/43	2,600,000	2,789,886
3.625%, 02/15/44	8,020,000	8,614,993
3.750%, 08/15/41	1,830,000	1,997,310
3.750%, 11/15/43	2,600,000	2,847,141
3.875%, 08/15/40	5,380,000	5,973,071
4.250%, 05/15/39	2,500,000	2,915,738
4.250%, 11/15/40 (b)	4,280,000	5,008,111
4.375%, 11/15/39	3,900,000	4,628,566
4.375%, 05/15/40	3,220,000	3,825,908
4.375%, 05/15/41	3,850,000	4,589,230
4.500%, 02/15/36 (b)	1,600,000	1,898,618
4.500%, 05/15/38 (b)	4,950,000	5,939,911
5.000%, 05/15/37	1,560,000	1,974,401
5.250%, 02/15/29	750,000	895,367
5.375%, 02/15/31	3,675,000	4,541,618
6.125%, 11/15/27	1,750,000	2,177,149
6.250%, 08/15/23	7,700,000	8,853,177
6.250%, 05/15/30	2,500,000	3,274,316
6.375%, 08/15/27	2,900,000	3,648,169
6.500%, 11/15/26	2,500,000	3,124,738

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
7.125%, 02/15/23	11,125,000	$13,026,342
7.250%, 08/15/22	6,120,000	7,084,559
7.875%, 02/15/21 (b)	4,450,000	4,959,757
8.000%, 11/15/21	2,920,000	3,363,377
8.125%, 08/15/21	1,250,000	1,429,975
8.500%, 02/15/20	6,700,000	7,217,561
8.750%, 08/15/20	1,000,000	1,107,259
U.S. Treasury Notes 1.125%, 02/28/21	10,100,000	9,694,477
1.125%, 06/30/21	14,200,000	13,549,959
1.125%, 07/31/21	12,300,000	11,718,041
1.125%, 08/31/21	6,300,000	5,992,824
1.250%, 10/31/19	5,130,000	5,052,048
1.250%, 01/31/20	7,000,000	6,865,396
1.250%, 03/31/21	6,100,000	5,865,355
1.250%, 07/31/23	8,600,000	7,947,243
1.375%, 01/31/20	17,100,000	16,799,580
1.375%, 03/31/20	16,000,000	15,676,915
1.375%, 04/30/20	11,000,000	10,762,955
1.375%, 08/31/20	14,900,000	14,502,488
1.500%, 08/15/20 (b)	2,000,000	1,952,724
1.500%, 02/28/23	7,200,000	6,773,138
1.500%, 08/15/26 (b)	10,600,000	9,465,526
1.625%, 12/31/19 (b)	14,800,000	14,603,338
1.625%, 11/30/20	5,000,000	4,873,204
1.625%, 11/15/22	5,000,000	4,747,107
1.625%, 05/31/23	7,900,000	7,449,393
1.625%, 02/15/26	8,300,000	7,533,498
1.625%, 05/15/26	10,900,000	9,861,677
1.750%, 10/31/20	10,000,000	9,782,319
1.750%, 12/31/20 (b)	14,800,000	14,449,633
1.750%, 11/30/21	11,000,000	10,620,934
1.750%, 02/28/22	9,000,000	8,664,590
1.750%, 05/15/22	8,000,000	7,680,707
1.750%, 05/31/22	5,100,000	4,894,379
1.750%, 05/15/23	22,720,000	21,552,450
1.875%, 12/31/19	8,100,000	8,017,775
1.875%, 02/28/22	15,000,000	14,500,266
1.875%, 03/31/22	11,000,000	10,623,664
1.875%, 04/30/22	7,000,000	6,754,489
1.875%, 07/31/22	11,100,000	10,681,119
1.875%, 08/31/22	7,400,000	7,113,512
1.875%, 09/30/22	3,000,000	2,881,273
2.000%, 11/30/20	14,800,000	14,540,363
2.000%, 02/28/21	5,000,000	4,900,430
2.000%, 10/31/21	6,000,000	5,844,171
2.000%, 02/15/22	3,800,000	3,690,562
2.000%, 11/30/22 (b)	14,700,000	14,164,331
2.000%, 02/15/23 (b)	6,900,000	6,635,679
2.000%, 05/31/24	8,400,000	7,975,639
2.000%, 06/30/24	7,300,000	6,924,580
2.000%, 02/15/25	16,300,000	15,355,232
2.000%, 08/15/25	14,100,000	13,215,094
2.000%, 11/15/26	7,300,000	6,755,435
2.125%, 08/31/20	5,800,000	5,725,177

BHFTII-167

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.125%, 06/30/21	12,000,000	$11,765,010
2.125%, 08/15/21	8,710,000	8,529,754
2.125%, 12/31/21	11,900,000	11,616,800
2.125%, 12/31/22	7,200,000	6,966,937
2.125%, 02/29/24	12,000,000	11,497,701
2.125%, 03/31/24	6,200,000	5,936,343
2.125%, 05/15/25	11,100,000	10,513,025
2.250%, 02/15/21	11,000,000	10,847,878
2.250%, 07/31/21 (b)	13,000,000	12,779,044
2.250%, 11/15/24	18,100,000	17,350,217
2.250%, 11/15/25	10,800,000	10,267,648
2.250%, 02/15/27	9,900,000	9,319,686
2.250%, 08/15/27	2,100,000	1,969,401
2.250%, 11/15/27	15,600,000	14,602,113
2.375%, 12/31/20	7,600,000	7,522,972
2.375%, 08/15/24	15,900,000	15,378,985
2.375%, 05/15/27 (b)	8,000,000	7,595,999
2.500%, 06/30/20 (b)	7,000,000	6,965,122
2.500%, 08/15/23	14,400,000	14,109,021
2.500%, 05/15/24	10,000,000	9,756,129
2.625%, 08/15/20	6,000,000	5,979,316
2.750%, 09/30/20	16,000,000	15,979,407
2.750%, 11/15/23	19,335,000	19,151,419
2.750%, 02/15/24	5,600,000	5,541,287
2.750%, 02/15/28	9,100,000	8,873,143
2.875%, 05/15/28	6,000,000	5,909,898
3.375%, 11/15/19	4,350,000	4,382,337
3.500%, 05/15/20 (b)	25,390,000	25,674,942
3.625%, 02/15/20	17,190,000	17,392,746
3.625%, 02/15/21	1,500,000	1,525,998

		976,532,802

Total U.S. Treasury & Government Agencies (Cost $1,818,785,935)		1,754,650,651

Corporate Bonds & Notes—27.2%

Aerospace/Defense—0.5%
Boeing Co. (The) 7.250%, 06/15/25	460,000	550,422
Lockheed Martin Corp. 3.550%, 01/15/26	1,000,000	988,670
4.090%, 09/15/52	3,454,000	3,304,338
Northrop Grumman Corp. 3.250%, 01/15/28	1,100,000	1,034,033
Northrop Grumman Systems Corp. 7.750%, 02/15/31	515,000	680,526
Raytheon Co. 3.125%, 10/15/20 (b)	1,000,000	999,860
United Technologies Corp. 3.125%, 05/04/27 (b)	2,000,000	1,865,580
4.500%, 06/01/42	2,645,000	2,612,123
7.500%, 09/15/29	200,000	253,740

		12,289,292

Security Description	Principal Amount*	Value

Agriculture—0.4%
Altria Group, Inc. 4.000%, 01/31/24	1,000,000	$1,014,120
Archer-Daniels-Midland Co. 4.479%, 03/01/21 (b)	2,000,000	2,056,740
Philip Morris International, Inc. 3.250%, 11/10/24 (b)	3,000,000	2,932,980
4.500%, 03/26/20	925,000	943,778
Reynolds American, Inc. 4.450%, 06/12/25	3,800,000	3,824,358

		10,771,976

Auto Manufacturers—0.6%
American Honda Finance Corp. 2.300%, 09/09/26	1,100,000	990,627
Daimler Finance North America LLC 8.500%, 01/18/31	1,050,000	1,461,527
Ford Motor Co. 7.450%, 07/16/31	2,200,000	2,445,058
Ford Motor Credit Co. LLC 2.597%, 11/04/19	3,000,000	2,973,240
General Motors Financial Co., Inc. 2.400%, 05/09/19	2,500,000	2,492,800
Toyota Motor Credit Corp. 3.300%, 01/12/22	4,000,000	3,999,280

		14,362,532

Banks—6.3%
Bank of America Corp. 2.625%, 04/19/21 (b)	1,000,000	983,170
3.300%, 01/11/23	4,075,000	4,016,564
4.100%, 07/24/23 (b)	2,905,000	2,960,602
4.200%, 08/26/24	3,000,000	3,010,290
5.875%, 02/07/42	3,000,000	3,543,840
Bank of Montreal 1.900%, 08/27/21	1,000,000	960,340
Bank of Nova Scotia (The) 2.700%, 03/07/22 (b)	3,000,000	2,925,390
Barclays plc 4.375%, 01/12/26	3,500,000	3,389,085
BNP Paribas S.A. 5.000%, 01/15/21	3,225,000	3,335,843
Branch Banking & Trust Co. 2.850%, 04/01/21	3,400,000	3,359,064
Capital One N.A. 2.250%, 09/13/21 (b)	3,000,000	2,885,340
Citigroup, Inc. 2.700%, 03/30/21 (b)	2,000,000	1,965,320
3.200%, 10/21/26	1,700,000	1,587,035
4.125%, 07/25/28	3,000,000	2,895,030
4.750%, 05/18/46	4,400,000	4,304,300
5.375%, 08/09/20	2,200,000	2,281,796
Cooperatieve Rabobank UA 5.250%, 05/24/41	1,640,000	1,841,900
Credit Suisse AG 4.375%, 08/05/20	2,611,000	2,657,580

BHFTII-168

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	3,000,000	$2,982,900
Deutsche Bank AG 4.250%, 10/14/21	900,000	894,186
Fifth Third Bancorp 8.250%, 03/01/38	1,175,000	1,598,764
Goldman Sachs Group, Inc. (The) 2.300%, 12/13/19	3,000,000	2,973,720
3.850%, 01/26/27	1,900,000	1,844,444
4.000%, 03/03/24	2,000,000	2,005,680
4.017%, 3M LIBOR + 1.373%, 10/31/38 (a)	2,000,000	1,849,160
6.000%, 06/15/20	2,000,000	2,087,980
6.125%, 02/15/33	2,075,000	2,439,453
HSBC Holdings plc 5.100%, 04/05/21	2,556,000	2,655,275
5.250%, 03/14/44	900,000	941,841
6.500%, 09/15/37	905,000	1,073,719
HSBC USA, Inc. 2.350%, 03/05/20	3,000,000	2,967,030
JPMorgan Chase & Co. 2.950%, 10/01/26	2,000,000	1,857,520
3.250%, 09/23/22	2,850,000	2,824,749
3.882%, 3M LIBOR + 1.360%, 07/24/38 (a)	2,100,000	1,957,263
3.900%, 07/15/25	4,700,000	4,694,689
4.950%, 03/25/20	2,650,000	2,718,344
KeyBank N.A. 3.300%, 06/01/25 (b)	3,800,000	3,663,428
KFW 1.500%, 02/06/19	2,500,000	2,491,925
1.625%, 03/15/21	5,500,000	5,324,770
2.375%, 08/25/21 (b)	1,945,000	1,910,243
2.750%, 09/08/20	2,300,000	2,292,709
Landwirtschaftliche Rentenbank 2.000%, 01/13/25	3,500,000	3,270,960
Lloyds Bank plc 6.375%, 01/21/21	1,500,000	1,594,350
Mitsubishi UFJ Financial Group, Inc. 2.998%, 02/22/22 (b)	1,900,000	1,859,131
Morgan Stanley 4.300%, 01/27/45	2,900,000	2,790,525
4.350%, 09/08/26 (b)	3,800,000	3,767,586
5.625%, 09/23/19	1,900,000	1,947,196
7.250%, 04/01/32	1,850,000	2,359,601
National Australia Bank, Ltd. 2.800%, 01/10/22	1,900,000	1,852,158
Oesterreichische Kontrollbank AG 1.625%, 03/12/19	3,025,000	3,012,386
PNC Bank N.A. 2.950%, 02/23/25	4,100,000	3,909,309
Royal Bank of Scotland Group plc 3.498%, 3M LIBOR + 1.480%, 05/15/23 (a)	1,000,000	969,060
3.875%, 09/12/23	1,000,000	971,030
Santander UK plc 2.375%, 03/16/20 (b)	2,000,000	1,974,500
Sumitomo Mitsui Financial Group, Inc. 2.632%, 07/14/26	4,700,000	4,234,700

Security Description	Principal Amount*	Value

Banks—(Continued)
Toronto-Dominion Bank (The) 2.250%, 11/05/19	4,000,000	$3,970,720
U.S. Bancorp 3.600%, 09/11/24	3,000,000	2,964,210
UBS AG 4.875%, 08/04/20	3,500,000	3,597,370
Wells Fargo & Co. 2.600%, 07/22/20	4,000,000	3,957,120
3.000%, 01/22/21 (b)	3,400,000	3,372,018
3.000%, 10/23/26	2,000,000	1,853,500
Wells Fargo Bank N.A. 5.950%, 08/26/36	1,900,000	2,220,169
Westpac Banking Corp. 2.800%, 01/11/22 (b)	2,000,000	1,954,680

		163,354,560

Beverages—0.6%
Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	2,000,000	1,941,660
4.900%, 02/01/46	5,300,000	5,337,471
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/48	1,165,000	1,098,770
Coca-Cola Co. (The) 3.150%, 11/15/20	280,000	280,823
3.200%, 11/01/23	3,000,000	2,974,740
Pepsi-Cola Metropolitan Bottling Co., Inc. 7.000%, 03/01/29	300,000	381,999
PepsiCo, Inc. 3.600%, 03/01/24	3,975,000	4,014,074

		16,029,537

Biotechnology—0.4%
Amgen, Inc. 2.600%, 08/19/26	3,200,000	2,901,760
2.650%, 05/11/22	1,300,000	1,262,469
3.625%, 05/22/24	1,200,000	1,198,380
Celgene Corp. 4.625%, 05/15/44 (b)	2,000,000	1,880,300
Gilead Sciences, Inc. 3.650%, 03/01/26	3,000,000	2,943,510

		10,186,419

Chemicals—0.4%
Dow Chemical Co. (The) 4.250%, 11/15/20	2,750,000	2,800,518
9.400%, 05/15/39	650,000	988,995
E. I. du Pont de Nemours & Co. 5.600%, 12/15/36	1,000,000	1,106,720
LyondellBasell Industries NV 4.625%, 02/26/55	1,400,000	1,257,956
Nutrien, Ltd. 4.875%, 03/30/20	970,000	989,361
Praxair, Inc. 3.000%, 09/01/21 (b)	3,950,000	3,936,056

		11,079,606

BHFTII-169

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—0.6%
Apple, Inc. 2.250%, 02/23/21	3,000,000	$2,946,270
2.400%, 05/03/23	2,072,000	1,990,674
4.450%, 05/06/44	2,944,000	3,092,495
4.650%, 02/23/46	2,700,000	2,916,081
Hewlett Packard Enterprise Co. 4.900%, 10/15/25 (b)	1,400,000	1,439,802
International Business Machines Corp. 4.000%, 06/20/42	3,200,000	3,118,112
8.375%, 11/01/19	425,000	449,680

		15,953,114

Cosmetics/Personal Care—0.3%
Procter & Gamble Co. (The) 2.300%, 02/06/22 (b)	3,600,000	3,500,064
Unilever Capital Corp. 2.900%, 05/05/27	1,500,000	1,408,800
5.900%, 11/15/32	1,500,000	1,829,040

		6,737,904

Diversified Financial Services—0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.950%, 02/01/22 (b)	1,800,000	1,795,320
American Express Credit Corp. 3.300%, 05/03/27	3,000,000	2,880,150
BlackRock, Inc. 3.500%, 03/18/24	3,800,000	3,805,928
GE Capital International Funding Co. 4.418%, 11/15/35	2,700,000	2,547,207
HSBC Finance Corp. 6.676%, 01/15/21	433,000	459,465
Nomura Holdings, Inc. 6.700%, 03/04/20	1,325,000	1,384,121
Visa, Inc. 2.800%, 12/14/22 (b)	3,000,000	2,939,400

		15,811,591

Electric—1.7%
Connecticut Light & Power Co. (The) 4.000%, 04/01/48 (b)	1,000,000	983,100
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43	3,070,000	2,931,605
Dominion Energy, Inc. 3.900%, 10/01/25	1,900,000	1,870,797
DTE Electric Co. 3.700%, 03/15/45	4,000,000	3,721,960
Duke Energy Carolinas LLC 5.300%, 02/15/40 (b)	2,000,000	2,281,960
Duke Energy Corp. 3.050%, 08/15/22	4,000,000	3,922,400
Exelon Corp. 3.400%, 04/15/26	3,000,000	2,863,710
5.625%, 06/15/35	1,500,000	1,666,365
FirstEnergy Corp. 3.900%, 07/15/27	2,000,000	1,946,660

Security Description	Principal Amount*	Value

Electric—(Continued)
Florida Power & Light Co. 5.950%, 02/01/38	1,700,000	$2,079,559
Georgia Power Co. 4.300%, 03/15/42	2,000,000	1,896,560
Northern States Power Co. 6.250%, 06/01/36	2,200,000	2,745,336
Ohio Power Co. 5.375%, 10/01/21	1,640,000	1,735,661
Oncor Electric Delivery Co. LLC 7.000%, 05/01/32	950,000	1,230,839
Pacific Gas & Electric Co. 5.400%, 01/15/40	3,320,000	3,543,801
PacifiCorp 2.950%, 02/01/22	2,800,000	2,761,780
PPL Capital Funding, Inc. 3.400%, 06/01/23 (b)	2,000,000	1,962,860
PSEG Power LLC 8.625%, 04/15/31	1,000,000	1,304,330
Sempra Energy 3.400%, 02/01/28	2,100,000	1,962,408

		43,411,691

Electrical Components & Equipment—0.1%
Emerson Electric Co. 4.875%, 10/15/19	1,800,000	1,836,252

Environmental Control—0.1%
Waste Management, Inc. 7.000%, 07/15/28	1,265,000	1,548,714

Food—0.5%
General Mills, Inc. 4.200%, 04/17/28	1,500,000	1,480,830
Kraft Heinz Foods Co. 3.000%, 06/01/26 (b)	3,300,000	3,004,419
Kroger Co. (The) 3.300%, 01/15/21	3,900,000	3,887,247
Sysco Corp. 2.600%, 06/12/22	2,400,000	2,319,048
Tyson Foods, Inc. 3.550%, 06/02/27	1,200,000	1,132,008

		11,823,552

Forest Products & Paper—0.1%
Georgia-Pacific LLC 8.000%, 01/15/24	1,800,000	2,150,226
International Paper Co. 3.000%, 02/15/27 (b)	1,500,000	1,377,120

		3,527,346

Gas—0.1%
NiSource, Inc. 4.800%, 02/15/44	1,500,000	1,516,230

BHFTII-170

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—0.5%
Abbott Laboratories 4.750%, 11/30/36	3,000,000	$3,192,090
Becton Dickinson & Co. 4.669%, 06/06/47	2,000,000	1,987,960
Medtronic, Inc. 4.625%, 03/15/45	3,000,000	3,174,090
Thermo Fisher Scientific, Inc. 4.150%, 02/01/24	3,445,000	3,511,523

		11,865,663

Healthcare-Services—0.4%
Aetna, Inc. 2.750%, 11/15/22	3,000,000	2,891,760
Anthem, Inc. 5.850%, 01/15/36 (b)	1,800,000	2,021,148
Laboratory Corp. of America Holdings 4.625%, 11/15/20	1,900,000	1,943,092
UnitedHealth Group, Inc. 3.750%, 07/15/25	3,600,000	3,610,512
4.250%, 06/15/48	1,000,000	1,004,990

		11,471,502

Insurance—1.0%
Aflac, Inc. 3.625%, 06/15/23	2,975,000	2,981,991
Allstate Corp. (The) 7.450%, 05/16/19	1,700,000	1,748,280
American International Group, Inc. 3.300%, 03/01/21	3,000,000	2,992,080
4.500%, 07/16/44	1,100,000	1,043,152
AXA S.A. 8.600%, 12/15/30	1,165,000	1,520,255
Berkshire Hathaway, Inc. 3.125%, 03/15/26 (b)	2,900,000	2,792,758
Chubb Corp. (The) 6.000%, 05/11/37	865,000	1,046,512
Chubb INA Holdings, Inc. 3.350%, 05/15/24	4,000,000	3,932,120
Hartford Financial Services Group, Inc. (The) 6.100%, 10/01/41	780,000	917,428
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26 (b)	4,000,000	3,926,920
Principal Financial Group, Inc. 3.100%, 11/15/26	1,000,000	928,750
Prudential Financial, Inc. 5.700%, 12/14/36	1,525,000	1,734,550

		25,564,796

Internet—0.3%
Alibaba Group Holding, Ltd. 4.200%, 12/06/47	1,400,000	1,272,488
Amazon.com, Inc. 3.800%, 12/05/24 (b)	3,800,000	3,874,898
3.875%, 08/22/37	1,900,000	1,858,333

Security Description	Principal Amount*	Value

Internet—(Continued)
eBay, Inc. 3.600%, 06/05/27	1,500,000	$1,423,785

		8,429,504

Iron/Steel—0.0%
Vale Overseas, Ltd. 6.875%, 11/21/36	1,100,000	1,274,273

Machinery-Construction & Mining—0.1%
Caterpillar, Inc. 3.803%, 08/15/42 (b)	1,500,000	1,433,715

Machinery-Diversified—0.1%
Deere & Co. 2.600%, 06/08/22	1,950,000	1,902,596

Media—1.1%
21st Century Fox America, Inc. 6.550%, 03/15/33	1,950,000	2,422,192
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	2,800,000	2,845,836
Comcast Corp. 3.150%, 03/01/26 (b)	2,000,000	1,885,560
4.650%, 07/15/42	3,670,000	3,627,318
5.650%, 06/15/35	1,500,000	1,659,465
Discovery Communications LLC 6.350%, 06/01/40	1,800,000	1,981,962
Time Warner Cable LLC 5.000%, 02/01/20	1,900,000	1,938,418
6.550%, 05/01/37	100,000	108,503
Time Warner Entertainment Co. L.P. 8.375%, 03/15/23	380,000	440,751
Time Warner, Inc. 3.600%, 07/15/25	1,900,000	1,821,511
6.100%, 07/15/40	925,000	989,473
7.700%, 05/01/32	685,000	875,875
Viacom, Inc. 4.375%, 03/15/43	3,500,000	3,063,655
Walt Disney Co. (The) 2.750%, 08/16/21 (b)	1,930,000	1,914,193
2.950%, 06/15/27 (b)	2,000,000	1,895,860

		27,470,572

Mining—0.2%
Newmont Mining Corp. 6.250%, 10/01/39	1,800,000	2,036,358
Rio Tinto Alcan, Inc. 6.125%, 12/15/33	1,751,000	2,097,803

		4,134,161

Miscellaneous Manufacturing—0.3%
3M Co. 3.625%, 10/15/47	1,000,000	938,740

BHFTII-171

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
General Electric Co. 3.375%, 03/11/24 (b)	2,900,000	$2,847,307
5.300%, 02/11/21 (b)	1,915,000	1,995,353
6.750%, 03/15/32	1,250,000	1,512,563
7.500%, 08/21/35	100,000	125,293
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 05/01/20	1,200,000	1,188,504

		8,607,760

Multi-National—1.4%
African Development Bank 1.875%, 03/16/20	1,000,000	985,910
Asian Development Bank 1.625%, 08/26/20	4,000,000	3,905,320
2.000%, 02/16/22	2,000,000	1,933,260
European Investment Bank 1.625%, 12/15/20 (b)	2,000,000	1,944,140
1.875%, 02/10/25 (b)	2,500,000	2,314,925
2.500%, 10/15/24 (b)	3,800,000	3,664,378
4.000%, 02/16/21	1,700,000	1,739,491
4.875%, 02/15/36 (b)	1,700,000	2,055,470
Inter-American Development Bank 1.750%, 10/15/19	2,000,000	1,979,780
2.125%, 01/15/25	3,900,000	3,675,516
2.375%, 07/07/27 (b)	1,500,000	1,406,235
6.800%, 10/15/25	500,000	601,555
7.000%, 06/15/25	200,000	241,546
International Bank for Reconstruction & Development 2.125%, 03/03/25 (b)	3,000,000	2,827,200
2.500%, 07/29/25	2,000,000	1,921,960
7.625%, 01/19/23 (b)	2,970,000	3,507,273
8.875%, 03/01/26	535,000	719,195
International Finance Corp. 1.125%, 07/20/21 (b)	1,600,000	1,520,480

		36,943,634

Oil & Gas—1.7%
Apache Finance Canada Corp. 7.750%, 12/15/29	300,000	370,845
BP Capital Markets plc 3.245%, 05/06/22	3,900,000	3,873,987
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	1,800,000	2,122,434
Chevron Corp. 3.191%, 06/24/23 (b)	3,025,000	3,002,675
ConocoPhillips Canada Funding Co. I 5.950%, 10/15/36	1,550,000	1,866,479
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	874,608
Equinor ASA 3.250%, 11/10/24 (b)	3,100,000	3,047,920
Exxon Mobil Corp. 3.176%, 03/15/24	2,900,000	2,877,931
Marathon Oil Corp. 6.600%, 10/01/37	2,000,000	2,361,560

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Noble Energy, Inc. 3.900%, 11/15/24	4,200,000	$4,125,828
Occidental Petroleum Corp. 3.400%, 04/15/26 (b)	1,000,000	978,060
Petroleos Mexicanos 4.875%, 01/24/22	1,900,000	1,924,377
6.625%, 06/15/35 (b)	3,400,000	3,369,128
Phillips 66 4.875%, 11/15/44	1,000,000	1,036,300
Shell International Finance B.V. 1.875%, 05/10/21	5,000,000	4,840,650
4.300%, 09/22/19	1,000,000	1,014,080
4.375%, 05/11/45	1,900,000	1,963,840
Total Capital International S.A. 2.700%, 01/25/23	3,000,000	2,913,690
Valero Energy Corp. 3.400%, 09/15/26	1,000,000	950,380

		43,514,772

Oil & Gas Services—0.1%
Halliburton Co. 3.500%, 08/01/23	4,000,000	3,982,880

Pharmaceuticals—1.4%
AbbVie, Inc. 4.400%, 11/06/42	3,200,000	2,959,584
Allergan Funding SCS 3.800%, 03/15/25	2,400,000	2,349,072
AstraZeneca plc 4.000%, 09/18/42	1,200,000	1,114,500
CVS Health Corp. 3.350%, 03/09/21	1,500,000	1,496,580
3.700%, 03/09/23	3,000,000	2,986,860
5.050%, 03/25/48	1,500,000	1,532,310
5.125%, 07/20/45	1,900,000	1,947,329
Express Scripts Holding Co. 4.500%, 02/25/26	2,700,000	2,721,006
6.125%, 11/15/41	313,000	356,075
GlaxoSmithKline Capital, Inc. 3.875%, 05/15/28	2,000,000	2,015,500
Johnson & Johnson 3.700%, 03/01/46 (b)	2,000,000	1,904,180
5.950%, 08/15/37	910,000	1,138,747
Merck & Co., Inc. 2.400%, 09/15/22	1,000,000	968,750
6.550%, 09/15/37	1,000,000	1,331,810
Merck Sharp & Dohme Corp. 5.950%, 12/01/28	300,000	350,718
Novartis Capital Corp. 4.400%, 04/24/20 (b)	900,000	919,548
Sanofi 4.000%, 03/29/21	2,775,000	2,828,113
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26	3,000,000	2,766,690

BHFTII-172

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Wyeth LLC 5.950%, 04/01/37	3,300,000	$3,998,610

		35,685,982

Pipelines—1.0%
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	220,000	278,230
Enbridge Energy Partners L.P. 5.875%, 10/15/25	3,000,000	3,294,570
Energy Transfer Partners L.P. 4.650%, 06/01/21	1,950,000	1,996,410
5.150%, 03/15/45	2,600,000	2,463,396
Enterprise Products Operating LLC 3.950%, 02/15/27 (b)	3,800,000	3,789,398
Kinder Morgan Energy Partners L.P. 6.500%, 02/01/37	2,000,000	2,238,840
Kinder Morgan, Inc. 4.300%, 06/01/25	1,000,000	1,009,340
MPLX L.P. 5.200%, 03/01/47	1,000,000	1,002,120
Sabine Pass Liquefaction LLC 5.625%, 04/15/23	2,700,000	2,872,584
Tennessee Gas Pipeline Co. LLC 7.000%, 10/15/28	1,050,000	1,231,787
7.625%, 04/01/37	640,000	790,790
TransCanada PipeLines, Ltd. 6.200%, 10/15/37	1,800,000	2,094,246
Williams Partners L.P. 5.250%, 03/15/20	3,575,000	3,669,952

		26,731,663

Real Estate Investment Trusts—0.6%
American Tower Corp. 3.000%, 06/15/23	2,100,000	2,020,767
AvalonBay Communities, Inc. 6.100%, 03/15/20	860,000	893,041
Boston Properties L.P. 3.850%, 02/01/23 (b)	2,950,000	2,959,086
Digital Realty Trust L.P. 3.700%, 08/15/27	3,500,000	3,324,300
Simon Property Group L.P. 3.300%, 01/15/26	3,800,000	3,649,292
Ventas Realty L.P. 3.100%, 01/15/23	2,100,000	2,036,097
Welltower, Inc. 4.000%, 06/01/25 (b)	1,500,000	1,479,000

		16,361,583

Retail—0.8%
Home Depot, Inc. (The) 2.000%, 04/01/21	1,000,000	974,630
4.250%, 04/01/46	2,000,000	2,038,020
4.400%, 04/01/21 (b)	1,450,000	1,491,354
Lowe’s Cos., Inc. 4.050%, 05/03/47	1,500,000	1,441,695

Security Description	Principal Amount*	Value

Retail—(Continued)
McDonald’s Corp. 3.700%, 01/30/26 (b)	3,000,000	$2,968,230
Target Corp. 4.000%, 07/01/42 (b)	2,000,000	1,935,940
6.350%, 11/01/32	708,000	866,415
Walgreens Boots Alliance, Inc. 2.700%, 11/18/19	3,000,000	2,989,290
Walmart, Inc. 2.550%, 04/11/23	4,000,000	3,875,520
5.250%, 09/01/35	935,000	1,076,540

		19,657,634

Semiconductors—0.3%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.000%, 01/15/22	3,100,000	3,018,222
Intel Corp. 2.700%, 12/15/22	2,000,000	1,956,400
QUALCOMM, Inc. 3.450%, 05/20/25	4,000,000	3,881,840

		8,856,462

Software—0.9%
Adobe Systems, Inc. 4.750%, 02/01/20 (b)	2,200,000	2,248,268
Microsoft Corp. 2.000%, 11/03/20	3,000,000	2,946,510
3.125%, 11/03/25	5,100,000	4,988,259
3.300%, 02/06/27	2,000,000	1,962,520
4.250%, 02/06/47	3,000,000	3,142,680
Oracle Corp. 1.900%, 09/15/21	1,800,000	1,738,350
2.500%, 10/15/22	2,100,000	2,036,874
4.125%, 05/15/45	4,200,000	4,079,796

		23,143,257

Telecommunications—1.3%
AT&T, Inc. 4.100%, 02/15/28 (144A)	3,987,000	3,869,144
4.125%, 02/17/26	3,000,000	2,963,760
4.500%, 03/09/48	2,100,000	1,836,639
5.150%, 11/15/46 (144A)	1,308,000	1,251,586
5.300%, 08/15/58 (144A) (b)	2,500,000	2,374,450
7.125%, 12/15/31 (144A)	100,000	116,511
British Telecommunications plc 9.625%, 12/15/30	1,000,000	1,422,970
Cisco Systems, Inc. 2.500%, 09/20/26 (b)	1,200,000	1,109,916
5.500%, 01/15/40	2,000,000	2,383,640
Deutsche Telekom International Finance B.V. 8.750%, 06/15/30	1,000,000	1,351,890
Orange S.A. 5.500%, 02/06/44 (b)	2,400,000	2,698,680
Telefonica Emisiones S.A.U. 4.103%, 03/08/27	1,900,000	1,829,757

BHFTII-173

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Verizon Communications, Inc. 3.376%, 02/15/25 (b)	2,078,000	$2,019,068
4.812%, 03/15/39	3,927,000	3,963,207
5.012%, 04/15/49	2,032,000	2,071,096
Vodafone Group plc 6.150%, 02/27/37	2,170,000	2,398,978

		33,661,292

Transportation—0.4%
Burlington Northern Santa Fe LLC 4.150%, 04/01/45	3,900,000	3,836,742
CSX Corp. 6.150%, 05/01/37	1,600,000	1,912,704
FedEx Corp. 4.550%, 04/01/46	1,000,000	975,700
8.000%, 01/15/19	675,000	684,551
Norfolk Southern Corp. 3.000%, 04/01/22	1,911,000	1,881,036
5.590%, 05/17/25	28,000	30,564
Union Pacific Corp. 6.625%, 02/01/29	1,200,000	1,443,852
United Parcel Service, Inc. 5.125%, 04/01/19	760,000	769,211

		11,534,360

Total Corporate Bonds & Notes (Cost $691,382,679)		702,468,377

Foreign Government—1.6%

Banks—0.1%
Kreditanstalt fuer Wiederaufbau 2.875%, 04/03/28 (b)	2,000,000	1,951,840

Electric—0.1%
Hydro-Quebec 8.400%, 01/15/22	1,000,000	1,151,800

Provincial—0.3%
Province of British Columbia Canada 2.000%, 10/23/22	1,970,000	1,883,556
Province of Nova Scotia Canada 9.250%, 03/01/20	250,000	270,223
Province of Ontario Canada 2.450%, 06/29/22	4,000,000	3,884,720
4.400%, 04/14/20 (b)	2,100,000	2,144,247
Province of Quebec Canada 7.500%, 07/15/23	350,000	411,660

		8,594,406

Sovereign—1.1%
Colombia Government International Bonds 5.000%, 06/15/45 (b)	1,000,000	999,810
8.125%, 05/21/24 (b)	1,500,000	1,802,175

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Export-Import Bank of Korea 2.250%, 01/21/20	2,000,000	$1,975,920
Japan Bank for International Cooperation 1.750%, 05/28/20 (b)	5,000,000	4,894,850
Mexico Government International Bonds 5.750%, 10/12/10 (b)	2,000,000	2,021,760
6.750%, 09/27/34	1,050,000	1,259,076
8.000%, 09/24/22	2,200,000	2,595,032
Panama Government International Bonds 4.500%, 05/15/47 (c)	1,400,000	1,401,792
5.200%, 01/30/20	1,370,000	1,407,017
Peruvian Government International Bond 8.750%, 11/21/33 (b)	1,450,000	2,144,260
Philippine Government International Bond 5.000%, 01/13/37	1,740,000	1,902,551
Poland Government International Bond 3.250%, 04/06/26 (b)	2,000,000	1,941,960
Republic of Korea 7.125%, 04/16/19	2,400,000	2,453,592
Uruguay Government International Bond 4.375%, 10/27/27 (c)	1,900,000	1,932,927

		28,732,722

Total Foreign Government (Cost $41,398,006)		40,430,768

Mortgage-Backed Securities—1.4%

Commercial Mortgage-Backed Securities—1.4%
CD Mortgage Trust 2.724%, 08/10/49	1,664,000	1,550,826
Commercial Mortgage Pass-Through Certificates Mortgage Trust 3.765%, 02/10/49	1,539,000	1,541,409
3.902%, 07/10/50	1,835,000	1,855,180
Commercial Mortgage Trust 3.838%, 09/10/47	3,800,000	3,841,908
Credit Suisse Mortgage Capital Certificates Trust 3.795%, 12/15/49 (a)	2,889,000	2,875,274
GS Mortgage Securities Corp. II 3.382%, 05/10/50	1,835,000	1,807,297
GS Mortgage Securities Trust 3.135%, 06/10/46	2,935,000	2,893,195
3.377%, 05/10/45	2,539,971	2,541,884
4.243%, 08/10/46	966,000	997,148
JPMBB Commercial Mortgage Securities Trust 3.598%, 11/15/48	3,900,000	3,873,583
3.801%, 08/15/48	1,534,000	1,546,753
Morgan Stanley Bank of America Merrill Lynch Trust 3.544%, 01/15/49	3,850,000	3,810,592
3.635%, 10/15/48	1,547,000	1,535,045
3.732%, 05/15/48	3,750,000	3,754,148
WF-RBS Commercial Mortgage Trust 3.488%, 06/15/46	1,054,000	1,038,836

Total Mortgage-Backed Securities (Cost $36,951,719)		35,463,078

BHFTII-174

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Municipals—0.5%

Security Description	Principal Amount*	Value
Los Angeles, CA Unified School District, Build America Bond 6.758%, 07/01/34	660,000	$848,357
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	1,999,000	2,357,980
New Jersey State Turnpike Authority, Build America Bond 7.414%, 01/01/40	3,500,000	5,007,765
Oregon School Boards Association, General Obligation Unlimited 5.680%, 06/30/28	1,900,000	2,139,704
State of California General Obligation Unlimited, Build America Bond 7.300%, 10/01/39	2,000,000	2,792,420
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	1,230,000	1,180,493

Total Municipals (Cost $13,110,645)		14,326,719

Asset-Backed Securities—0.5%

Asset-Backed-Automobile—0.2%
Ally Auto Receivables Trust 1.990%, 11/15/21	2,990,000	2,940,642
AmeriCredit Automobile Receivables Trust 3.080%, 12/18/23	1,500,000	1,469,247
Ford Credit Auto Owner Trust 3.160%, 10/15/23	1,000,000	998,987
Honda Auto Receivables Owner Trust 1.330%, 11/18/22	1,011,000	993,812

		6,402,688

Asset-Backed-Credit Card—0.3%
Capital One Multi-Asset Execution Trust 1.660%, 06/17/24	3,000,000	2,876,324
Citibank Credit Card Issuance Trust 2.880%, 01/23/23	4,924,000	4,896,853

		7,773,177

Total Asset-Backed Securities (Cost $14,385,336)		14,175,865

Short-Term Investments—0.7%

Discount Notes—0.5%
Fannie Mae 2.114%, 12/05/18 (d)	600,000	597,638
Federal Home Loan Bank 1.817%, 10/10/18 (d)	3,100,000	3,098,363
1.936%, 10/24/18 (d)	700,000	699,056
2.101%, 11/09/18 (d)	2,500,000	2,494,178
2.103%, 11/07/18 (d)	4,300,000	4,290,497
2.105%, 11/28/18 (d)	1,700,000	1,694,111

		12,873,843

Security Description	Principal Amount*	Value

U.S. Treasury—0.2%
U.S. Treasury Bills 1.799%, 10/11/18 (d)	500,000	$499,716
2.004%, 11/15/18 (d)	1,100,000	1,097,138
2.061%, 11/08/18 (d)	2,900,000	2,893,664

		4,490,518

Total Short-Term Investments (Cost $17,364,968)		17,364,361

Securities Lending Reinvestments (e)—8.9%

Bank Note—0.1%
Bank of America N.A. 2.398%, 1M LIBOR + 0.250%, 11/13/18 (a)	3,000,000	3,000,000

Certificates of Deposit—4.4%
Banco Del Estado De Chile New York 2.466%, 1M LIBOR + 0.250%, 03/20/19 (a)	5,000,000	4,999,740
Banco Santander S.A. 2.340%, 11/07/18	4,000,000	4,000,328
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (a)	2,000,000	1,999,996
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (a)	8,000,000	8,007,632
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (a)	5,000,000	4,998,985
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (a)	5,000,000	5,001,485
Commonwealth Bank of Australia 2.487%, 3M LIBOR + 0.140%, 04/23/19 (a)	2,500,000	2,500,895
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (a)	8,000,000	8,000,599
Credit Industriel et Commercial Zero Coupon, 01/25/19	4,936,141	4,960,150
Credit Industriel et Commercial (NY) 2.364%, 1M LIBOR + 0.250%, 02/05/19 (a)	2,500,000	2,501,182
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	1,000,000	1,000,013
2.500%, 11/15/18	4,000,000	3,999,904
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	2,000,000	2,000,004
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	4,962,437	4,963,471
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (a)	5,000,000	4,999,835
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (a)	3,000,000	2,999,763
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (a)	5,000,000	4,999,415
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (a)	7,000,000	6,999,671
Sumitomo Mitsui Banking Corp., New York 2.290%, 1M LIBOR + 0.180%, 03/05/19 (a)	2,000,000	1,999,766

BHFTII-175

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd. 2.423%, 3M LIBOR + 0.090%, 10/18/18 (a)	3,000,377	$2,999,979
2.443%, 3M LIBOR + 0.110%, 10/11/18 (a)	2,000,000	2,000,014
2.502%, 1M LIBOR + 0.320%, 11/21/18 (a)	2,500,000	2,500,000
Sumitomo Mitsui Trust Bank, Ltd., London 2.528%, 1M LIBOR + 0.310%, 11/26/18 (a)	5,000,000	5,000,000
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (a)	4,000,000	4,000,476
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (a)	10,000,000	10,001,140
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (a)	7,000,000	7,003,718

		114,438,161

Commercial Paper—1.4%
Bank of China, Ltd. 2.510%, 11/02/18	7,949,242	7,982,400
2.550%, 12/20/18	1,987,250	1,988,494
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (a)	2,000,000	2,000,206
2.453%, 1M LIBOR + 0.320%, 02/08/19 (a)	2,000,000	2,001,022
Sheffield Receivables Co. 2.490%, 11/26/18	4,934,638	4,980,795
2.510%, SOFR + 0.350%, 11/28/18 (a)	1,500,000	1,500,411
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	994,000	997,834
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (a)	10,000,000	10,009,230
Westpac Banking Corp. 2.492%, 1M LIBOR + 0.280%, 05/24/19 (a)	5,000,000	5,002,770

		36,463,162

Master Demand Notes—0.2%
Natixis Financial Products LLC 2.520%, OBFR + 0.350%, 11/02/18 (a)	5,000,000	5,000,000

Repurchase Agreements—2.5%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $4,042,022; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $4,217,144.	4,000,000	4,000,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $5,035,694; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $1,579,900; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $1,530,000.	1,500,000	1,500,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,200,224; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $1,224,000.	1,200,000	$1,200,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $713,191; collateralized by various Common Stock with an aggregate market value of $779,326.	700,000	700,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $803,173; collateralized by various Common Stock with an aggregate market value of $888,997.	800,000	800,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $321,638; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $327,761.	321,579	321,579
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $4,346,583; collateralized by various Common Stock with an aggregate market value of $4,510,001.	4,100,000	4,100,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $8,312,498; collateralized by various Common Stock with an aggregate market value of $8,800,001.	8,000,000	8,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $5,002,401; collateralized by various Common Stock with an aggregate market value of $5,501,071.	5,000,000	5,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $1,427,755; collateralized by various Common Stock with an aggregate market value of $1,557,717.	1,400,000	1,400,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $1,215,522; collateralized by various Common Stock with an aggregate market value of $1,335,186.	1,200,000	1,200,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $5,026,004; collateralized by various Common Stock with an aggregate market value of $5,563,721.	5,000,000	5,000,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $3,015,405; collateralized by various Common Stock with an aggregate market value of $3,338,232.	3,000,000	3,000,000

BHFTII-176

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $1,722,580; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,888,102.	1,700,000	$1,700,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $2,126,815; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,332,362.	2,100,000	2,100,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $1,012,448; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,110,648.	1,000,000	1,000,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $2,125,198; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,332,362.	2,100,000	2,100,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $4,827,144; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,331,112.	4,800,000	4,800,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $3,538,675; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,887,269.	3,500,000	3,500,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $7,067,340; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $7,774,539.	7,000,000	7,000,000

		63,421,579

Time Deposits—0.3%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	1,000,000	1,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	2,000,000	2,000,000
DZ Bank AG 2.150%, 10/01/18	1,000,000	1,000,000
Erste Group Bank AG 2.170%, 10/01/18	2,000,000	2,000,000

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Nordea Bank New York 2.140%, 10/01/18	1,000,000	$1,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	1,000,000	1,000,000

		8,000,000

Total Securities Lending Reinvestments (Cost $230,294,025)		230,322,902

Total Investments—108.8% (Cost $2,863,673,313)		2,809,202,721
Other assets and liabilities (net)—(8.8)%		(228,367,918)

Net Assets—100.0%		$2,580,834,803

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $223,904,843 and the collateral received consisted of cash in the amount of $230,185,664. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Principal amount of security is adjusted for inflation.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $7,611,691, which is 0.3% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-177

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,754,650,651	$—	$1,754,650,651
Total Corporate Bonds & Notes*	—	702,468,377	—	702,468,377
Total Foreign Government*	—	40,430,768	—	40,430,768
Total Mortgage-Backed Securities*	—	35,463,078	—	35,463,078
Total Municipals	—	14,326,719	—	14,326,719
Total Asset-Backed Securities*	—	14,175,865	—	14,175,865
Total Short-Term Investments*	—	17,364,361	—	17,364,361
Total Securities Lending Reinvestments*	—	230,322,902	—	230,322,902
Total Investments	$—	$2,809,202,721	$—	$2,809,202,721

Collateral for Securities Loaned (Liability)	$—	$(230,185,664)	$—	$(230,185,664)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-178

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
Curtiss-Wright Corp.	26,866	$3,691,926
Esterline Technologies Corp. (a)	16,187	1,472,207
KLX, Inc. (a)	31,056	1,949,696
Teledyne Technologies, Inc. (a)	21,938	5,411,666

		12,525,495

Airlines—0.3%
JetBlue Airways Corp. (a) (b) (c)	191,105	3,699,793

Auto Components—0.9%
Adient plc (b)	53,044	2,085,160
Dana, Inc.	88,296	1,648,486
Delphi Technologies plc	54,235	1,700,810
Gentex Corp. (b)	164,269	3,525,213
Visteon Corp. (a)	17,938	1,666,440

		10,626,109

Automobiles—0.2%
Thor Industries, Inc. (b)	30,580	2,559,546

Banks—7.5%
Associated Banc-Corp.	105,125	2,733,250
BancorpSouth Bank (b)	54,860	1,793,922
Bank of Hawaii Corp. (b)	25,675	2,026,014
Bank OZK (b)	73,843	2,803,080
Cathay General Bancorp (b)	47,154	1,954,062
Chemical Financial Corp.	43,615	2,329,041
Commerce Bancshares, Inc.	57,964	3,826,783
Cullen/Frost Bankers, Inc.	39,039	4,077,233
East West Bancorp, Inc.	88,521	5,344,013
First Horizon National Corp.	198,531	3,426,645
FNB Corp.	198,075	2,519,514
Fulton Financial Corp.	107,461	1,789,226
Hancock Holding Co.	52,130	2,478,781
Home BancShares, Inc.	98,158	2,149,660
International Bancshares Corp.	33,532	1,508,940
MB Financial, Inc.	51,434	2,371,622
PacWest Bancorp	74,786	3,563,553
Pinnacle Financial Partners, Inc.	44,718	2,689,788
Prosperity Bancshares, Inc. (b)	40,528	2,810,617
Signature Bank	33,814	3,883,200
Sterling Bancorp (b)	137,734	3,030,148
Synovus Financial Corp.	71,683	3,282,365
TCF Financial Corp.	102,436	2,439,001
Texas Capital Bancshares, Inc. (a)	30,640	2,532,396
Trustmark Corp. (b)	41,306	1,389,947
UMB Financial Corp. (b)	27,542	1,952,728
Umpqua Holdings Corp.	134,514	2,797,891
United Bankshares, Inc. (b)	63,419	2,305,281
Valley National Bancorp (b)	202,481	2,277,911
Webster Financial Corp.	56,338	3,321,688
Wintrust Financial Corp.	34,431	2,924,569

		84,332,869

Beverages—0.1%
Boston Beer Co., Inc. (The) - Class A (a)	5,275	1,516,563

Security Description	Shares	Value

Biotechnology—0.6%
Exelixis, Inc. (a)	182,057	$3,226,050
United Therapeutics Corp. (a)	26,611	3,403,015

		6,629,065

Building Products—0.4%
Lennox International, Inc.	22,131	4,833,410

Capital Markets—2.8%
Eaton Vance Corp.	72,107	3,789,944
Evercore, Inc. - Class A	25,018	2,515,560
FactSet Research Systems, Inc.	23,432	5,241,973
Federated Investors, Inc. - Class B (b)	58,474	1,410,393
Interactive Brokers Group, Inc. - Class A	45,865	2,536,793
Janus Henderson Group plc (b)	102,832	2,772,351
Legg Mason, Inc.	52,198	1,630,143
MarketAxess Holdings, Inc. (b)	22,951	4,096,524
SEI Investments Co.	80,471	4,916,778
Stifel Financial Corp.	43,494	2,229,502

		31,139,961

Chemicals—2.7%
Ashland Global Holdings, Inc.	38,133	3,197,833
Cabot Corp.	37,604	2,358,523
Chemours Co. (The) (b)	108,027	4,260,585
Minerals Technologies, Inc.	21,566	1,457,861
NewMarket Corp. (b)	5,457	2,212,868
Olin Corp. (b)	102,013	2,619,694
PolyOne Corp.	48,832	2,134,935
RPM International, Inc.	81,514	5,293,519
Scotts Miracle-Gro Co. (The) (b)	24,042	1,892,827
Sensient Technologies Corp. (b)	25,825	1,975,871
Valvoline, Inc. (b)	116,519	2,506,324

		29,910,840

Commercial Services & Supplies—1.2%
Brink’s Co. (The) (b)	31,124	2,170,899
Clean Harbors, Inc. (a) (b)	31,179	2,231,793
Deluxe Corp.	29,090	1,656,385
Healthcare Services Group, Inc. (b)	45,044	1,829,687
Herman Miller, Inc. (b)	36,344	1,395,610
HNI Corp.	26,716	1,181,916
MSA Safety, Inc.	21,365	2,274,090
Pitney Bowes, Inc. (b)	114,854	813,166

		13,553,546

Communications Equipment—1.2%
ARRIS International plc (a)	103,547	2,691,187
Ciena Corp. (a)	87,109	2,721,285
InterDigital, Inc.	21,265	1,701,200
Lumentum Holdings, Inc. (a) (b)	38,356	2,299,442
NetScout Systems, Inc. (a)	44,275	1,117,944
Plantronics, Inc.	20,140	1,214,442
ViaSat, Inc. (a) (b)	34,193	2,186,642

		13,932,142

BHFTII-179

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction & Engineering—1.1%
AECOM (a)	98,213	$3,207,637
Dycom Industries, Inc. (a) (b)	19,081	1,614,253
EMCOR Group, Inc.	35,540	2,669,409
Granite Construction, Inc. (b)	27,913	1,275,624
KBR, Inc.	85,947	1,816,060
Valmont Industries, Inc.	13,688	1,895,788

		12,478,771

Construction Materials—0.2%
Eagle Materials, Inc.	29,190	2,488,156

Consumer Finance—0.4%
Navient Corp.	143,868	1,939,341
SLM Corp. (a)	265,956	2,965,409

		4,904,750

Containers & Packaging—1.3%
AptarGroup, Inc. (b)	37,985	4,092,504
Bemis Co., Inc.	55,597	2,702,014
Greif, Inc. - Class A	15,846	850,296
Owens-Illinois, Inc. (a)	97,277	1,827,835
Silgan Holdings, Inc. (b)	47,300	1,314,940
Sonoco Products Co. (b)	60,842	3,376,731

		14,164,320

Distributors—0.4%
Pool Corp. (b)	24,664	4,115,928

Diversified Consumer Services—1.0%
Adtalem Global Education, Inc. (a)	36,609	1,764,554
Graham Holdings Co. - Class B	2,678	1,551,365
Service Corp. International (b)	110,173	4,869,647
Sotheby’s (a)	22,385	1,101,118
Weight Watchers International, Inc. (a)	23,604	1,699,252

		10,985,936

Electric Utilities—1.3%
ALLETE, Inc.	31,374	2,353,364
Hawaiian Electric Industries, Inc.	66,509	2,367,055
IDACORP, Inc.	30,783	3,054,597
OGE Energy Corp.	122,007	4,431,294
PNM Resources, Inc.	48,657	1,919,519

		14,125,829

Electrical Equipment—1.4%
Acuity Brands, Inc. (b)	24,545	3,858,474
EnerSys	25,731	2,241,942
Hubbell, Inc.	33,459	4,469,118
Nvent Electric plc	99,523	2,703,045
Regal-Beloit Corp.	26,544	2,188,553

		15,461,132

Electronic Equipment, Instruments & Components—4.5%
Arrow Electronics, Inc. (a)	53,382	3,935,321
Avnet, Inc.	70,713	3,165,821

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Belden, Inc. (b)	24,824	$1,772,682
Cognex Corp.	105,087	5,865,956
Coherent, Inc. (a) (b)	14,844	2,555,988
Jabil, Inc.	93,635	2,535,636
Keysight Technologies, Inc. (a)	114,492	7,588,530
Littelfuse, Inc.	15,321	3,031,873
National Instruments Corp.	68,646	3,317,661
SYNNEX Corp.	18,397	1,558,226
Tech Data Corp. (a)	23,426	1,676,599
Trimble, Inc. (a)	152,687	6,635,777
Vishay Intertechnology, Inc.	80,705	1,642,347
Zebra Technologies Corp. - Class A (a)	32,798	5,799,670

		51,082,087

Energy Equipment & Services—2.0%
Apergy Corp. (a)	47,243	2,057,905
Core Laboratories NV (b)	27,008	3,128,337
Diamond Offshore Drilling, Inc. (a) (b)	39,457	789,140
Dril-Quip, Inc. (a) (b)	22,935	1,198,354
Ensco plc - Class A (b)	267,011	2,253,573
McDermott International, Inc. (a)	110,282	2,032,497
Nabors Industries, Ltd.	198,823	1,224,750
Oceaneering International, Inc. (a) (b)	60,189	1,661,216
Patterson-UTI Energy, Inc.	134,404	2,299,652
Rowan Cos. plc - Class A (a) (b)	77,612	1,461,434
Superior Energy Services, Inc. (a)	94,393	919,388
Transocean, Ltd. (a) (b)	262,398	3,660,452

		22,686,698

Entertainment—0.9%
Cinemark Holdings, Inc. (b)	64,943	2,610,709
Live Nation Entertainment, Inc. (a)	84,286	4,591,059
World Wrestling Entertainment, Inc. - Class A	26,493	2,562,668

		9,764,436

Equity Real Estate Investment Trusts—8.2%
Alexander & Baldwin, Inc.	41,356	938,368
American Campus Communities, Inc.	83,705	3,445,298
Camden Property Trust	56,690	5,304,483
CoreCivic, Inc.	72,427	1,762,149
CoreSite Realty Corp.	22,422	2,491,981
Corporate Office Properties Trust	63,079	1,881,647
Cousins Properties, Inc. (b)	256,795	2,282,908
CyrusOne, Inc.	63,905	4,051,577
Douglas Emmett, Inc.	98,606	3,719,418
EPR Properties	45,417	3,106,977
First Industrial Realty Trust, Inc.	76,958	2,416,481
Geo Group, Inc. (The)	74,391	1,871,678
Healthcare Realty Trust, Inc.	76,499	2,238,361
Highwoods Properties, Inc.	63,199	2,986,785
Hospitality Properties Trust	100,403	2,895,622
JBG SMITH Properties	66,153	2,436,415
Kilroy Realty Corp.	61,484	4,407,788
Lamar Advertising Co. - Class A (b)	51,689	4,021,404
LaSalle Hotel Properties	67,437	2,332,646
Liberty Property Trust	90,292	3,814,837
Life Storage, Inc.	28,466	2,708,825

BHFTII-180

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Mack-Cali Realty Corp.	55,167	$1,172,850
Medical Properties Trust, Inc.	222,876	3,323,081
National Retail Properties, Inc.	95,898	4,298,148
Omega Healthcare Investors, Inc. (b)	122,377	4,010,294
PotlatchDeltic Corp.	38,334	1,569,777
Rayonier, Inc.	79,081	2,673,729
Sabra Health Care REIT, Inc. (b)	108,906	2,517,907
Senior Housing Properties Trust	145,166	2,549,115
Tanger Factory Outlet Centers, Inc. (b)	57,363	1,312,465
Taubman Centers, Inc.	37,258	2,229,146
Uniti Group, Inc.	107,319	2,162,478
Urban Edge Properties	69,652	1,537,916
Weingarten Realty Investors	72,759	2,165,308

		92,637,862

Food & Staples Retailing—0.5%
Casey’s General Stores, Inc. (b)	22,355	2,886,254
Sprouts Farmers Market, Inc. (a)	77,632	2,127,893
United Natural Foods, Inc. (a)	30,823	923,149

		5,937,296

Food Products—2.1%
Flowers Foods, Inc.	112,073	2,091,282
Hain Celestial Group, Inc. (The) (a)	54,610	1,481,023
Ingredion, Inc.	43,388	4,554,005
Lamb Weston Holdings, Inc.	89,444	5,956,970
Lancaster Colony Corp.	11,923	1,779,031
Post Holdings, Inc. (a) (b)	40,696	3,989,836
Sanderson Farms, Inc. (b)	12,277	1,269,074
Tootsie Roll Industries, Inc. (b)	11,331	331,432
TreeHouse Foods, Inc. (a) (b)	34,357	1,643,982

		23,096,635

Gas Utilities—2.0%
Atmos Energy Corp.	67,928	6,379,119
National Fuel Gas Co.	52,504	2,943,374
New Jersey Resources Corp.	53,924	2,485,896
ONE Gas, Inc.	32,081	2,639,625
Southwest Gas Holdings, Inc.	30,014	2,372,007
UGI Corp.	106,205	5,892,253

		22,712,274

Health Care Equipment & Supplies—4.5%
Avanos Medical, Inc. (a)	28,882	1,978,417
Cantel Medical Corp.	22,166	2,040,602
Globus Medical, Inc. - Class A (a)	44,768	2,541,032
Haemonetics Corp. (a)	31,577	3,618,093
Hill-Rom Holdings, Inc.	40,564	3,829,242
ICU Medical, Inc. (a)	10,128	2,863,692
Inogen, Inc. (a)	10,694	2,610,619
Integra LifeSciences Holdings Corp. (a) (b)	43,163	2,843,147
LivaNova plc (a)	29,683	3,679,801
Masimo Corp. (a)	29,319	3,651,388
NuVasive, Inc. (a) (b)	31,411	2,229,553
STERIS plc	51,649	5,908,645
Teleflex, Inc.	27,975	7,443,868

Health Care Equipment & Supplies—(Continued)
West Pharmaceutical Services, Inc.	44,921	5,546,396

		50,784,495

Health Care Providers & Services—2.3%
Acadia Healthcare Co., Inc. (a)	53,922	1,898,054
Chemed Corp.	9,828	3,140,832
Encompass Health Corp.	60,392	4,707,556
HealthEquity, Inc. (a)	33,088	3,123,838
LifePoint Health, Inc. (a)	23,618	1,520,999
MEDNAX, Inc. (a) (b)	57,095	2,664,053
Molina Healthcare, Inc. (a)	37,728	5,610,154
Patterson Cos., Inc. (b)	50,408	1,232,476
Tenet Healthcare Corp. (a)	50,665	1,441,926

		25,339,888

Health Care Technology—0.4%
Allscripts Healthcare Solutions, Inc. (a)	106,662	1,519,933
Medidata Solutions, Inc. (a) (b)	36,454	2,672,443

		4,192,376

Hotels, Restaurants & Leisure—3.4%
Boyd Gaming Corp.	49,380	1,671,513
Brinker International, Inc. (b)	24,936	1,165,259
Cheesecake Factory, Inc. (The) (b)	25,756	1,378,976
Churchill Downs, Inc.	7,291	2,024,711
Cracker Barrel Old Country Store, Inc. (b)	14,663	2,157,367
Domino’s Pizza, Inc.	25,579	7,540,689
Dunkin’ Brands Group, Inc. (b)	51,176	3,772,695
Eldorado Resorts, Inc. (a) (b)	39,683	1,928,594
International Speedway Corp. - Class A (b)	14,929	653,890
Jack in the Box, Inc.	16,650	1,395,770
Marriott Vacations Worldwide Corp.	25,020	2,795,985
Papa John’s International, Inc. (b)	13,713	703,203
Scientific Games Corp. - Class A (a)	33,508	851,103
Six Flags Entertainment Corp.	43,643	3,047,154
Texas Roadhouse, Inc.	40,605	2,813,521
Wendy’s Co. (The)	114,367	1,960,250
Wyndham Worldwide Corp. (b)	60,730	2,633,253

		38,493,933

Household Durables—1.3%
Helen of Troy, Ltd. (a)	16,092	2,106,443
KB Home	52,272	1,249,824
NVR, Inc. (a)	2,083	5,146,676
Tempur Sealy International, Inc. (a) (b)	27,934	1,477,709
Toll Brothers, Inc.	82,817	2,735,445
TRI Pointe Group, Inc. (a) (b)	92,873	1,151,625
Tupperware Brands Corp.	30,556	1,022,098

		14,889,820

Household Products—0.2%
Energizer Holdings, Inc. (b)	36,511	2,141,370

Industrial Conglomerates—0.4%
Carlisle Cos., Inc. (b)	36,491	4,444,604

BHFTII-181

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—4.5%
Alleghany Corp.	9,125	$5,954,336
American Financial Group, Inc.	42,992	4,770,822
Aspen Insurance Holdings, Ltd.	36,464	1,524,195
Brown & Brown, Inc.	141,595	4,186,964
CNO Financial Group, Inc.	100,526	2,133,162
First American Financial Corp.	68,208	3,518,851
Genworth Financial, Inc. - Class A (a)	305,844	1,275,370
Hanover Insurance Group, Inc. (The)	25,984	3,205,646
Kemper Corp.	37,176	2,990,809
Mercury General Corp.	16,562	830,750
Old Republic International Corp.	173,674	3,886,824
Primerica, Inc.	26,344	3,175,769
Reinsurance Group of America, Inc.	38,885	5,621,216
RenaissanceRe Holdings, Ltd.	24,595	3,285,400
W.R. Berkley Corp.	58,782	4,698,445

		51,058,559

Interactive Media & Services—0.1%
Cars.com, Inc. (a) (b)	39,189	1,082,008

IT Services—3.2%
Convergys Corp.	55,682	1,321,891
CoreLogic, Inc. (a)	49,445	2,443,077
Jack Henry & Associates, Inc. (b)	47,146	7,547,132
Leidos Holdings, Inc.	91,925	6,357,533
MAXIMUS, Inc.	39,240	2,552,954
Perspecta, Inc.	87,064	2,239,286
Sabre Corp.	152,936	3,988,571
Science Applications International Corp.	25,928	2,089,797
Teradata Corp. (a) (b)	72,753	2,743,516
WEX, Inc. (a)	26,323	5,284,605

		36,568,362

Leisure Products—0.6%
Brunswick Corp.	52,975	3,550,384
Polaris Industries, Inc.	35,742	3,608,155

		7,158,539

Life Sciences Tools & Services—1.6%
Bio-Rad Laboratories, Inc. - Class A (a)	12,239	3,830,685
Bio-Techne Corp.	23,049	4,704,531
Charles River Laboratories International, Inc. (a) (b)	29,341	3,947,538
PRA Health Sciences, Inc. (a)	35,390	3,899,624
Syneos Health, Inc. (a) (b)	37,089	1,911,938

		18,294,316

Lodging—0.3%
Wyndham Hotels & Resorts, Inc.	61,057	3,392,937

Machinery—5.1%
AGCO Corp. (b)	40,597	2,467,892
Crane Co.	30,945	3,043,441
Donaldson Co., Inc. (b)	78,787	4,590,131
Graco, Inc.	102,105	4,731,546
IDEX Corp.	46,841	7,057,065

Machinery—(Continued)
ITT, Inc.	53,511	3,278,084
Kennametal, Inc. (b)	49,875	2,172,555
Lincoln Electric Holdings, Inc. (b)	39,811	3,719,940
Nordson Corp.	31,969	4,440,494
Oshkosh Corp.	44,656	3,181,293
Terex Corp. (b)	39,617	1,581,114
Timken Co. (The)	42,391	2,113,191
Toro Co. (The) (b)	64,258	3,853,552
Trinity Industries, Inc.	90,233	3,306,137
Wabtec Corp.	52,402	5,495,922
Woodward, Inc.	33,917	2,742,529

		57,774,886

Marine—0.2%
Kirby Corp. (a) (b)	32,917	2,707,423

Media—1.0%
AMC Networks, Inc. - Class A (a) (b)	27,760	1,841,598
Cable One, Inc.	3,031	2,678,222
John Wiley & Sons, Inc. - Class A	27,792	1,684,195
Meredith Corp. (b)	24,304	1,240,719
New York Times Co. (The) - Class A	86,200	1,995,530
TEGNA, Inc. (b)	131,497	1,572,704

		11,012,968

Metals & Mining—2.2%
Allegheny Technologies, Inc. (a) (b)	76,775	2,268,701
Carpenter Technology Corp.	28,869	1,701,827
Commercial Metals Co.	71,479	1,466,749
Compass Minerals International, Inc. (b)	20,678	1,389,562
Reliance Steel & Aluminum Co.	44,196	3,769,477
Royal Gold, Inc.	40,014	3,083,479
Steel Dynamics, Inc.	143,421	6,481,195
United States Steel Corp.	108,258	3,299,704
Worthington Industries, Inc.	24,677	1,069,995

		24,530,689

Multi-Utilities—0.9%
Black Hills Corp. (b)	32,739	1,901,808
MDU Resources Group, Inc.	119,739	3,076,095
NorthWestern Corp.	30,736	1,802,974
Vectren Corp.	50,751	3,628,189

		10,409,066

Multiline Retail—0.4%
Big Lots, Inc.	24,642	1,029,789
Dillard’s, Inc. - Class A (b)	11,752	897,148
Ollie’s Bargain Outlet Holdings, Inc. (a)	31,406	3,018,116

		4,945,053

Oil, Gas & Consumable Fuels—3.2%
Callon Petroleum Co. (a) (b)	139,011	1,666,742
Chesapeake Energy Corp. (a) (b)	557,270	2,502,142
CNX Resources Corp. (a)	130,149	1,862,432
Energen Corp. (a) (b)	50,060	4,313,670

BHFTII-182

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Gulfport Energy Corp. (a) (b)	96,335	$1,002,847
Matador Resources Co. (a) (b)	63,263	2,090,842
Murphy Oil Corp. (b)	99,364	3,312,796
Oasis Petroleum, Inc. (a) (b)	163,170	2,313,751
PBF Energy, Inc. - Class A	73,209	3,653,861
QEP Resources, Inc. (a) (b)	144,758	1,638,661
Range Resources Corp.	126,476	2,148,827
SM Energy Co.	63,020	1,987,021
Southwestern Energy Co. (a) (b)	358,147	1,830,131
World Fuel Services Corp.	41,504	1,148,831
WPX Energy, Inc. (a)	241,175	4,852,441

		36,324,995

Paper & Forest Products—0.4%
Domtar Corp.	38,420	2,004,371
Louisiana-Pacific Corp.	87,179	2,309,372

		4,313,743

Personal Products—0.4%
Edgewell Personal Care Co. (a) (b)	33,010	1,526,052
Nu Skin Enterprises, Inc. - Class A	33,921	2,795,769

		4,321,821

Pharmaceuticals—0.7%
Akorn, Inc. (a)	57,474	746,012
Catalent, Inc. (a)	88,497	4,031,038
Mallinckrodt plc (a) (b)	50,828	1,489,769
Prestige Brands Holdings, Inc. (a) (b)	31,602	1,197,400

		7,464,219

Professional Services—0.6%
Dun & Bradstreet Corp. (The)	22,679	3,231,984
ManpowerGroup, Inc.	39,642	3,407,627

		6,639,611

Real Estate Management & Development—0.5%
Jones Lang LaSalle, Inc.	27,817	4,014,549
Realogy Holdings Corp. (b)	75,759	1,563,666

		5,578,215

Road & Rail—1.8%
Avis Budget Group, Inc. (a)	40,636	1,306,041
Genesee & Wyoming, Inc. - Class A (a)	36,305	3,303,392
Knight-Swift Transportation Holdings, Inc. (b)	78,335	2,700,991
Landstar System, Inc.	25,102	3,062,444
Old Dominion Freight Line, Inc.	40,071	6,461,849
Ryder System, Inc.	32,433	2,369,879
Werner Enterprises, Inc. (b)	27,131	959,081

		20,163,677

Semiconductors & Semiconductor Equipment—2.5%
Cirrus Logic, Inc. (a)	37,275	1,438,815
Cree, Inc. (a) (b)	62,179	2,354,719
Cypress Semiconductor Corp. (b)	220,849	3,200,102

Semiconductors & Semiconductor Equipment—(Continued)
First Solar, Inc. (a)	46,093	2,231,823
Integrated Device Technology, Inc. (a)	79,013	3,714,401
MKS Instruments, Inc.	33,470	2,682,620
Monolithic Power Systems, Inc.	23,772	2,984,099
Silicon Laboratories, Inc. (a)	26,481	2,430,956
Synaptics, Inc. (a) (b)	21,601	985,438
Teradyne, Inc.	113,887	4,211,541
Versum Materials, Inc.	66,552	2,396,538

		28,631,052

Software—4.6%
ACI Worldwide, Inc. (a)	70,713	1,989,864
Blackbaud, Inc.	29,678	3,011,723
CDK Global, Inc.	79,070	4,946,619
CommVault Systems, Inc. (a)	23,467	1,642,690
Fair Isaac Corp. (a)	17,803	4,068,876
Fortinet, Inc. (a) (b)	87,821	8,103,244
j2 Global, Inc. (b)	28,576	2,367,522
LiveRamp Holdings, Inc. (a)	47,324	2,338,279
LogMeIn, Inc.	31,685	2,823,133
Manhattan Associates, Inc. (a) (b)	40,170	2,193,282
PTC, Inc. (a) (b)	64,780	6,878,988
Tyler Technologies, Inc. (a)	23,611	5,786,112
Ultimate Software Group, Inc. (The) (a)	19,059	6,140,619

		52,290,951

Specialty Retail—2.2%
Aaron’s, Inc.	42,256	2,301,262
American Eagle Outfitters, Inc.	102,928	2,555,702
AutoNation, Inc. (a) (b)	35,132	1,459,735
Bed Bath & Beyond, Inc. (b)	85,600	1,284,000
Dick’s Sporting Goods, Inc. (b)	46,747	1,658,584
Five Below, Inc. (a)	34,041	4,427,372
Michaels Cos., Inc. (The) (a) (b)	59,668	968,412
Murphy USA, Inc. (a)	18,279	1,562,123
Sally Beauty Holdings, Inc. (a) (b)	73,389	1,349,624
Signet Jewelers, Ltd.	31,710	2,090,640
Urban Outfitters, Inc. (a) (b)	46,587	1,905,408
Williams-Sonoma, Inc. (b)	49,208	3,233,950

		24,796,812

Technology Hardware, Storage & Peripherals—0.2%
NCR Corp. (a)	72,020	2,046,088

Textiles, Apparel & Luxury Goods—0.7%
Carter’s, Inc. (b)	28,387	2,798,958
Deckers Outdoor Corp. (a)	18,371	2,178,433
Skechers USA, Inc. - Class A (a) (b)	82,525	2,304,924

		7,282,315

Thrifts & Mortgage Finance—0.5%
LendingTree, Inc. (a) (b)	4,541	1,044,884
New York Community Bancorp, Inc.	299,541	3,106,240
Washington Federal, Inc. (b)	51,029	1,632,928

		5,784,052

BHFTII-183

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—0.8%
GATX Corp. (b)	23,029	$1,994,081
MSC Industrial Direct Co., Inc. - Class A	28,139	2,479,327
NOW, Inc. (a) (b)	66,211	1,095,792
Watsco, Inc.	19,580	3,487,198

		9,056,398

Water Utilities—0.4%
Aqua America, Inc.	108,680	4,010,292

Wireless Telecommunication Services—0.2%
Telephone & Data Systems, Inc.	56,247	1,711,596

Total Common Stocks (Cost $787,887,170)		1,111,538,578

Mutual Fund—0.6%

Investment Company Security—0.6%
SPDR S&P MidCap 400 ETF Trust (Cost $6,839,976)	18,400	6,761,264

Short-Term Investments—0.6%

Discount Notes—0.2%
Federal Home Loan Bank
2.021%, 11/09/18	475,000	473,894
2.042%, 11/14/18	350,000	349,080
2.085%, 11/21/18	550,000	548,325
2.100%, 11/28/18	525,000	523,181

		1,894,480

U.S. Treasury—0.4%
U.S. Treasury Bill 2.137%, 12/20/18 (d)	4,625,000	4,603,134

Total Short-Term Investments (Cost $6,497,832)		6,497,614

Securities Lending Reinvestments (e)—20.1%

Bank Note—0.3%
Bank of America N.A. 2.398%, 1M LIBOR + 0.250%, 11/13/18 (f)	4,000,000	4,000,000

Certificates of Deposit—7.1%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (f)	1,000,000	999,983
Banco Santander S.A. 2.340%, 11/07/18	2,500,000	2,500,205
Bank of Montreal Zero Coupon, 10/31/18	5,987,212	5,988,375
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (f)	2,000,000	1,999,996

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (f)	2,000,000	$2,001,908
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (f)	2,500,000	2,499,492
2.500%, 02/01/19	2,000,000	1,999,972
BNP Paribas S.A. New York 2.574%, 1M LIBOR + 0.470%, 12/04/18 (f)	1,000,000	1,000,587
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (f)	2,000,000	2,000,594
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (f)	5,000,000	5,000,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (f)	1,250,000	1,250,448
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (f)	2,500,000	2,500,187
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (f)	2,000,000	2,000,080
Credit Industriel et Commercial Zero Coupon, 01/25/19	987,228	992,030
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	1,000,000	1,000,013
2.500%, 11/15/18	2,500,000	2,499,940
KBC Bank NV 2.400%, 12/27/18	9,000,000	9,000,000
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	5,000,000	5,000,010
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 01/15/19	5,954,925	5,956,165
Natixis S.A. New York 2.504%, 1M LIBOR + 0.370%, 02/14/19 (f)	3,000,000	3,002,007
2.533%, 3M LIBOR + 0.190%, 02/01/19 (f)	2,000,000	2,000,162
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (f)	2,000,000	1,999,890
Societe Generale 2.504%, 1M LIBOR + 0.400%, 10/02/18 (f)	2,000,000	1,999,966
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (f)	4,000,000	3,999,532
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (f)	3,000,000	2,999,859
Sumitomo Mitsui Trust Bank, Ltd. 2.502%, 1M LIBOR + 0.320%, 11/21/18 (f)	3,000,000	3,000,000
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (f)	2,000,000	2,000,000
Wells Fargo Bank N.A. 2.475%, 3M LIBOR + 0.140%, 10/26/18 (f)	2,000,000	2,000,332
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (f)	1,500,000	1,500,797

		80,692,530

Commercial Paper—1.9%
Bank of China, Ltd. 2.510%, 11/02/18	4,968,276	4,989,000
2.550%, 12/20/18	2,980,875	2,982,741
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (f)	1,000,000	1,000,103
2.453%, 1M LIBOR + 0.320%, 02/08/19 (f)	4,000,000	4,002,044

BHFTII-184

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Sheffield Receivables Co. 2.490%, 11/26/18	986,928	$996,159
2.510%, SOFR + 0.350%, 11/28/18 (f)	500,000	500,137
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	994,000	997,834
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (f)	4,000,000	4,003,692
Westpac Banking Corp. 2.408%, 3M LIBOR + 0.070%, 08/07/19 (f)	1,500,000	1,500,000

		20,971,710

Repurchase Agreements—7.8%
Citigroup Global Markets, Inc. Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $2,014,278; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $4,800,896; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $4,896,001.	4,800,000	4,800,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $3,100,579; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $3,162,002.	3,100,000	3,100,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $4,500,840; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $4,590,000.	4,500,000	4,500,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $1,018,844; collateralized by various Common Stock with an aggregate market value of $1,113,323.	1,000,000	1,000,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $2,911,502; collateralized by various Common Stock with an aggregate market value of $3,222,613.	2,900,000	2,900,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $1,119,879; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $1,141,196.	1,119,673	1,119,673

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $4,240,569; collateralized by various Common Stock with an aggregate market value of $4,400,001.	4,000,000	$4,000,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $1,039,062; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $20,009,606; collateralized by various Common Stock with an aggregate market value of $22,004,285.	20,000,000	20,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $5,303,090; collateralized by various Common Stock with an aggregate market value of $5,785,807.	5,200,000	5,200,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $4,760,795; collateralized by various Common Stock with an aggregate market value of $5,229,479.	4,700,000	4,700,000
NBC Global Finance, Ltd. Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $1,005,201; collateralized by various Common Stock with an aggregate market value of $1,112,744.	1,000,000	1,000,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $3,015,405; collateralized by various Common Stock with an aggregate market value of $3,338,232.	3,000,000	3,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $6,181,023; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $6,774,955.	6,100,000	6,100,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $7,494,492; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $8,218,798.	7,400,000	7,400,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $2,024,897; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,221,297.	2,000,000	2,000,000

BHFTII-185

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $7,792,394; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $8,551,993.	7,700,000	$7,700,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $2,011,310; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,221,297.	2,000,000	2,000,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $4,038,480; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $4,442,594.	4,000,000	4,000,000

		87,519,673

Time Deposits—3.0%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	5,000,000	5,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	7,000,000	7,000,000
DZ Bank AG 2.150%, 10/01/18	9,000,000	9,000,000
Nordea Bank New York 2.140%, 10/01/18	9,000,000	9,000,000

Time Deposits—(Continued)
Svenska Handelsbanken AB 2.140%, 10/01/18	4,000,000	4,000,000

		34,000,000

Total Securities Lending Reinvestments (Cost $227,172,022)		227,183,913

Total Investments—119.9% (Cost $1,028,397,000)		1,351,981,369
Other assets and liabilities (net)—(19.9)%		(224,584,616)

Net Assets—100.0%		$1,127,396,753

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $222,143,189 and the collateral received consisted of cash in the amount of $227,129,118. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2018, the market value of securities pledged was $2,795,600.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
S&P Midcap 400 Index E-Mini Futures	12/21/18	46	USD	9,315,920	$(131,167)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTII-186

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,111,538,578	$—	$—	$1,111,538,578
Total Mutual Fund*	6,761,264	—	—	6,761,264
Total Short-Term Investments*	—	6,497,614	—	6,497,614
Total Securities Lending Reinvestments*	—	227,183,913	—	227,183,913
Total Investments	$1,118,299,842	$233,681,527	$—	$1,351,981,369

Collateral for Securities Loaned (Liability)	$—	$(227,129,118)	$—	$(227,129,118)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(131,167)	$—	$—	$(131,167)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-187

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
Arconic, Inc.	124,446	$2,739,057
Boeing Co. (The)	154,691	57,529,583
General Dynamics Corp.	80,634	16,507,393
Harris Corp.	34,021	5,756,693
Huntington Ingalls Industries, Inc. (a)	12,542	3,211,755
L3 Technologies, Inc. (a)	22,678	4,821,796
Lockheed Martin Corp.	71,733	24,816,749
Northrop Grumman Corp.	50,413	15,999,574
Raytheon Co.	82,590	17,068,049
Rockwell Collins, Inc.	47,588	6,684,686
Textron, Inc.	71,921	5,140,194
TransDigm Group, Inc. (a) (b)	14,019	5,219,274
United Technologies Corp.	217,748	30,443,348

		195,938,151

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc. (a)	40,112	3,927,767
Expeditors International of Washington, Inc. (a)	50,474	3,711,353
FedEx Corp. (a)	70,437	16,960,525
United Parcel Service, Inc. - Class B	200,753	23,437,913

		48,037,558

Airlines—0.5%
Alaska Air Group, Inc. (a)	35,653	2,455,066
American Airlines Group, Inc. (a)	118,662	4,904,300
Delta Air Lines, Inc.	182,143	10,533,330
Southwest Airlines Co.	149,312	9,324,534
United Continental Holdings, Inc. (a) (b)	66,297	5,904,411

		33,121,641

Auto Components—0.1%
Aptiv plc	76,648	6,430,768
BorgWarner, Inc. (a)	60,472	2,586,992
Goodyear Tire & Rubber Co. (The) (a)	68,621	1,605,045

		10,622,805

Automobiles—0.3%
Ford Motor Co. (a)	1,133,451	10,484,422
General Motors Co.	379,892	12,790,964
Harley-Davidson, Inc.	48,221	2,184,411

		25,459,797

Banks—5.8%
Bank of America Corp.	2,689,413	79,230,107
BB&T Corp. (a)	224,221	10,883,687
Citigroup, Inc.	728,618	52,271,055
Citizens Financial Group, Inc.	137,798	5,314,869
Comerica, Inc.	49,624	4,476,085
Fifth Third Bancorp	192,922	5,386,382
Huntington Bancshares, Inc. (a)	319,700	4,769,924
JPMorgan Chase & Co.	973,058	109,799,865
KeyCorp	304,590	6,058,295
M&T Bank Corp.	41,631	6,849,965
People’s United Financial, Inc. (a)	100,997	1,729,069
PNC Financial Services Group, Inc. (The)	134,427	18,307,613

Security Description	Shares	Value

Banks—(Continued)
Regions Financial Corp. (a)	319,192	$5,857,173
SunTrust Banks, Inc. (a)	133,392	8,909,252
SVB Financial Group (a) (b)	15,407	4,788,958
U.S. Bancorp	443,349	23,413,261
Wells Fargo & Co.	1,254,950	65,960,172
Zions Bancorp (a)	56,284	2,822,642

		416,828,374

Beverages—1.7%
Brown-Forman Corp. - Class B	48,795	2,466,587
Coca-Cola Co. (The)	1,108,192	51,187,388
Constellation Brands, Inc. - Class A	48,601	10,479,348
Molson Coors Brewing Co. - Class B	54,191	3,332,746
Monster Beverage Corp. (a) (b)	115,177	6,712,516
PepsiCo, Inc.	409,481	45,779,976

		119,958,561

Biotechnology—2.6%
AbbVie, Inc.	438,419	41,465,669
Alexion Pharmaceuticals, Inc. (a) (b)	64,523	8,969,342
Amgen, Inc.	187,401	38,846,353
Biogen, Inc. (b)	58,323	20,606,099
Celgene Corp. (b)	203,641	18,223,833
Gilead Sciences, Inc.	375,322	28,978,612
Incyte Corp. (b)	51,083	3,528,814
Regeneron Pharmaceuticals, Inc. (a) (b)	22,434	9,064,234
Vertex Pharmaceuticals, Inc. (b)	73,991	14,261,025

		183,943,981

Building Products—0.3%
A.O. Smith Corp. (a)	41,849	2,233,481
Allegion plc (a)	27,505	2,491,128
Fortune Brands Home & Security, Inc.	41,234	2,159,012
Johnson Controls International plc (a)	267,787	9,372,545
Masco Corp.	89,022	3,258,205

		19,514,371

Capital Markets—2.7%
Affiliated Managers Group, Inc. (a)	15,470	2,115,058
Ameriprise Financial, Inc. (a)	41,073	6,064,839
Bank of New York Mellon Corp. (The)	266,347	13,581,034
BlackRock, Inc.	35,577	16,768,508
Cboe Global Markets, Inc.	32,374	3,106,609
Charles Schwab Corp. (The)	348,137	17,110,934
CME Group, Inc. (a)	98,610	16,784,408
E*Trade Financial Corp. (b)	75,182	3,938,785
Franklin Resources, Inc. (a)	88,505	2,691,437
Goldman Sachs Group, Inc. (The)	101,660	22,796,238
Intercontinental Exchange, Inc.	166,024	12,433,537
Invesco, Ltd. (a)	118,950	2,721,576
Moody’s Corp.	48,337	8,081,946
Morgan Stanley	383,921	17,879,201
MSCI, Inc. (a)	25,719	4,562,808
Nasdaq, Inc. (a)	33,340	2,860,572
Northern Trust Corp.	64,645	6,602,194

BHFTII-188

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
Raymond James Financial, Inc. (a)	38,014	$3,499,189
S&P Global, Inc. (a)	72,816	14,227,518
State Street Corp.	109,850	9,203,233
T. Rowe Price Group, Inc.	70,410	7,687,364

		194,716,988

Chemicals—1.8%
Air Products & Chemicals, Inc.	63,485	10,605,169
Albemarle Corp. (a)	31,399	3,132,992
CF Industries Holdings, Inc.	67,594	3,679,817
DowDuPont, Inc.	668,042	42,961,781
Eastman Chemical Co. (a)	40,904	3,915,331
Ecolab, Inc.	73,607	11,540,106
FMC Corp. (a)	38,978	3,398,102
International Flavors & Fragrances, Inc. (a)	26,554	3,694,193
LyondellBasell Industries NV - Class A	92,429	9,474,897
Mosaic Co. (The) (a)	102,671	3,334,754
PPG Industries, Inc.	70,070	7,646,739
Praxair, Inc.	83,260	13,382,380
Sherwin-Williams Co. (The)	23,792	10,830,356

		127,596,617

Commercial Services & Supplies—0.4%
Cintas Corp.	24,924	4,930,216
Copart, Inc. (b)	59,180	3,049,545
Republic Services, Inc.	63,113	4,585,791
Rollins, Inc.	28,425	1,725,028
Stericycle, Inc. (b)	24,866	1,459,137
Waste Management, Inc.	114,194	10,318,570

		26,068,287

Communications Equipment—1.1%
Arista Networks, Inc. (a) (b)	14,948	3,974,075
Cisco Systems, Inc.	1,323,513	64,388,908
F5 Networks, Inc. (a) (b)	17,608	3,511,388
Juniper Networks, Inc.	99,826	2,991,785
Motorola Solutions, Inc.	46,980	6,113,977

		80,980,133

Construction & Engineering—0.1%
Fluor Corp.	40,712	2,365,367
Jacobs Engineering Group, Inc. (a)	34,511	2,640,091
Quanta Services, Inc. (a) (b)	43,083	1,438,111

		6,443,569

Construction Materials—0.1%
Martin Marietta Materials, Inc. (a)	18,244	3,319,496
Vulcan Materials Co. (a)	38,295	4,258,404

		7,577,900

Consumer Finance—0.7%
American Express Co.	204,423	21,769,005
Capital One Financial Corp.	138,516	13,149,324

Security Description	Shares	Value

Consumer Finance—(Continued)
Discover Financial Services	99,208	$7,584,452
Synchrony Financial	197,290	6,131,773

		48,634,554

Containers & Packaging—0.3%
Avery Dennison Corp.	25,310	2,742,338
Ball Corp.	99,570	4,380,084
International Paper Co.	118,380	5,818,377
Packaging Corp. of America (a)	27,359	3,001,009
Sealed Air Corp.	45,979	1,846,057
WestRock Co.	73,861	3,947,132

		21,734,997

Distributors—0.1%
Genuine Parts Co. (a)	42,488	4,223,307
LKQ Corp. (a) (b)	92,092	2,916,554

		7,139,861

Diversified Consumer Services—0.0%
H&R Block, Inc. (a)	59,503	1,532,202

Diversified Financial Services—1.7%
Berkshire Hathaway, Inc. - Class B (b)	564,407	120,845,183
Jefferies Financial Group, Inc. (a)	83,961	1,843,783

		122,688,966

Diversified Telecommunication Services—2.0%
AT&T, Inc.	2,102,526	70,602,823
CenturyLink, Inc. (a)	275,195	5,834,134
Verizon Communications, Inc.	1,196,296	63,870,244

		140,307,201

Electric Utilities—1.7%
Alliant Energy Corp. (a)	67,683	2,881,265
American Electric Power Co., Inc.	142,716	10,115,710
Duke Energy Corp. (a)	206,244	16,503,645
Edison International (a)	94,330	6,384,255
Entergy Corp.	52,362	4,248,129
Evergy, Inc.	78,660	4,320,007
Eversource Energy	91,746	5,636,874
Exelon Corp.	279,653	12,209,650
FirstEnergy Corp. (a)	140,714	5,230,339
NextEra Energy, Inc. (a)	136,541	22,884,272
PG&E Corp. (b)	149,727	6,888,939
Pinnacle West Capital Corp. (a)	32,419	2,566,937
PPL Corp.	202,542	5,926,379
Southern Co. (The) (a)	293,617	12,801,701
Xcel Energy, Inc. (a)	147,393	6,958,424

		125,556,526

Electrical Equipment—0.5%
AMETEK, Inc.	67,140	5,312,117
Eaton Corp. plc	125,451	10,880,365

BHFTII-189

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
Emerson Electric Co.	181,956	$13,934,190
Rockwell Automation, Inc. (a)	35,659	6,686,776

		36,813,448

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. - Class A	86,959	8,175,885
Corning, Inc. (a)	234,519	8,278,521
FLIR Systems, Inc.	39,960	2,456,341
IPG Photonics Corp. (a) (b)	10,429	1,627,654
TE Connectivity, Ltd.	100,887	8,870,994

		29,409,395

Energy Equipment & Services—0.7%
Baker Hughes a GE Co.	120,561	4,078,579
Halliburton Co.	254,751	10,325,058
Helmerich & Payne, Inc.	31,541	2,169,075
National Oilwell Varco, Inc. (a)	110,777	4,772,273
Schlumberger, Ltd.	400,736	24,412,837
TechnipFMC plc (a)	123,693	3,865,406

		49,623,228

Entertainment—2.2%
Activision Blizzard, Inc.	220,736	18,363,028
Electronic Arts, Inc. (a) (b)	88,252	10,633,484
Netflix, Inc. (b)	126,076	47,168,814
Take-Two Interactive Software, Inc. (b)	32,956	4,547,598
Twenty-First Century Fox, Inc. - Class A	305,174	14,138,711
Twenty-First Century Fox, Inc. - Class B	141,026	6,461,811
Viacom, Inc. - Class B	102,327	3,454,560
Walt Disney Co. (The) (a)	430,593	50,353,545

		155,121,551

Equity Real Estate Investment Trusts—2.6%
Alexandria Real Estate Equities, Inc.	30,619	3,851,564
American Tower Corp.	127,633	18,545,075
Apartment Investment & Management Co. - Class A	45,556	2,010,386
AvalonBay Communities, Inc.	40,018	7,249,261
Boston Properties, Inc.	44,708	5,503,108
Crown Castle International Corp.	120,106	13,371,401
Digital Realty Trust, Inc.	59,670	6,711,682
Duke Realty Corp.	103,438	2,934,536
Equinix, Inc.	23,020	9,965,128
Equity Residential	106,626	7,065,039
Essex Property Trust, Inc. (a)	19,123	4,717,835
Extra Space Storage, Inc. (a)	36,625	3,173,190
Federal Realty Investment Trust	21,277	2,690,902
HCP, Inc.	136,028	3,580,257
Host Hotels & Resorts, Inc.	214,733	4,530,866
Iron Mountain, Inc. (a)	82,846	2,859,844
Kimco Realty Corp. (a)	122,000	2,042,280
Macerich Co. (The) (a)	30,628	1,693,422
Mid-America Apartment Communities, Inc.	32,951	3,301,031
Prologis, Inc.	182,261	12,355,473
Public Storage	43,384	8,747,516
Realty Income Corp. (a)	83,974	4,777,281
Regency Centers Corp.	49,055	3,172,387
SBA Communications Corp. (a) (b)	33,250	5,340,947

Equity Real Estate Investment Trusts—(Continued)
Simon Property Group, Inc. (a)	89,524	15,823,367
SL Green Realty Corp. (a)	25,063	2,444,394
UDR, Inc. (a)	77,496	3,133,163
Ventas, Inc.	103,197	5,611,853
Vornado Realty Trust (a)	50,121	3,658,833
Welltower, Inc. (a)	107,711	6,927,972
Weyerhaeuser Co.	219,366	7,078,941

		184,868,934

Food & Staples Retailing—1.4%
Costco Wholesale Corp.	126,969	29,822,479
Kroger Co. (The) (a)	230,657	6,714,425
Sysco Corp.	138,448	10,141,316
Walgreens Boots Alliance, Inc.	244,228	17,804,221
Walmart, Inc.	415,491	39,018,760

		103,501,201

Food Products—1.0%
Archer-Daniels-Midland Co.	162,057	8,146,605
Campbell Soup Co. (a)	55,708	2,040,584
Conagra Brands, Inc. (a)	113,390	3,851,858
General Mills, Inc.	172,548	7,405,760
Hershey Co. (The) (a)	40,467	4,127,634
Hormel Foods Corp. (a)	78,718	3,101,489
J.M. Smucker Co. (The) (a)	32,930	3,378,947
Kellogg Co. (a)	73,270	5,130,366
Kraft Heinz Co. (The) (a)	180,031	9,921,509
McCormick & Co., Inc. (a)	35,114	4,626,270
Mondelez International, Inc. - Class A	424,605	18,241,031
Tyson Foods, Inc. - Class A	85,676	5,100,292

		75,072,345

Health Care Equipment & Supplies—3.2%
Abbott Laboratories	507,918	37,260,864
ABIOMED, Inc. (b)	12,993	5,843,602
Align Technology, Inc. (a) (b)	21,162	8,278,998
Baxter International, Inc.	143,855	11,089,782
Becton Dickinson & Co.	77,467	20,218,887
Boston Scientific Corp. (b)	400,390	15,415,015
Cooper Cos., Inc. (The) (a)	14,227	3,943,013
Danaher Corp.	178,285	19,372,448
DENTSPLY SIRONA, Inc. (a)	64,374	2,429,475
Edwards Lifesciences Corp. (a) (b)	60,622	10,554,290
Hologic, Inc. (b)	78,786	3,228,650
IDEXX Laboratories, Inc. (a) (b)	25,070	6,258,976
Intuitive Surgical, Inc. (b)	32,933	18,903,542
Medtronic plc	391,006	38,463,260
ResMed, Inc.	41,326	4,766,541
Stryker Corp. (a)	89,872	15,968,457
Varian Medical Systems, Inc. (a) (b)	26,505	2,966,705
Zimmer Biomet Holdings, Inc. (a)	58,914	7,745,424

		232,707,929

Health Care Providers & Services—3.4%
Aetna, Inc.	94,704	19,210,706
AmerisourceBergen Corp.	46,354	4,274,766
Anthem, Inc.	75,263	20,625,825

BHFTII-190

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Cardinal Health, Inc.	89,413	$4,828,302
Centene Corp. (b)	59,427	8,603,841
Cigna Corp.	70,460	14,673,295
CVS Health Corp.	294,754	23,203,035
DaVita, Inc. (b)	36,724	2,630,540
Envision Healthcare Corp. (b)	35,069	1,603,705
Express Scripts Holding Co. (b)	162,779	15,465,633
HCA Healthcare, Inc.	78,147	10,871,811
Henry Schein, Inc. (a) (b)	44,329	3,769,295
Humana, Inc. (a)	39,886	13,502,209
Laboratory Corp. of America Holdings (a) (b)	29,503	5,124,081
McKesson Corp.	57,839	7,672,343
Quest Diagnostics, Inc. (a)	39,568	4,269,783
UnitedHealth Group, Inc.	278,660	74,134,706
Universal Health Services, Inc. - Class B	24,925	3,186,412
WellCare Health Plans, Inc. (b)	14,469	4,637,170

		242,287,458

Health Care Technology—0.1%
Cerner Corp. (a) (b)	95,254	6,135,310

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	116,754	7,445,402
Chipotle Mexican Grill, Inc. (a) (b)	7,084	3,219,820
Darden Restaurants, Inc. (a)	35,922	3,994,167
Hilton Worldwide Holdings, Inc.	86,332	6,973,899
Marriott International, Inc. - Class A (a)	83,383	11,009,057
McDonald’s Corp.	224,613	37,575,509
MGM Resorts International (a)	147,949	4,129,257
Norwegian Cruise Line Holdings, Ltd. (b)	58,990	3,387,796
Royal Caribbean Cruises, Ltd.	49,612	6,446,583
Starbucks Corp. (a)	390,597	22,201,533
Wynn Resorts, Ltd.	28,310	3,597,069
Yum! Brands, Inc.	91,882	8,352,993

		118,333,085

Household Durables—0.3%
DR Horton, Inc.	99,345	4,190,372
Garmin, Ltd.	34,983	2,450,559
Leggett & Platt, Inc. (a)	37,684	1,650,182
Lennar Corp. - Class A (a)	84,461	3,943,484
Mohawk Industries, Inc. (a) (b)	18,360	3,219,426
Newell Brands, Inc. (a)	125,856	2,554,877
PulteGroup, Inc. (a)	75,652	1,873,900
Whirlpool Corp.	18,693	2,219,794

		22,102,594

Household Products—1.4%
Church & Dwight Co., Inc. (a)	71,051	4,218,298
Clorox Co. (The) (a)	37,084	5,577,804
Colgate-Palmolive Co.	251,231	16,819,915
Kimberly-Clark Corp.	100,657	11,438,662
Procter & Gamble Co. (The)	720,672	59,981,531

		98,036,210

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (a)	191,573	2,682,022
NRG Energy, Inc. (a)	87,850	3,285,590

		5,967,612

Industrial Conglomerates—1.5%
3M Co.	169,839	35,786,776
General Electric Co.	2,516,280	28,408,801
Honeywell International, Inc.	215,004	35,776,666
Roper Technologies, Inc.	29,921	8,862,899

		108,835,142

Insurance—2.3%
Aflac, Inc.	222,296	10,463,473
Allstate Corp. (The)	100,243	9,893,984
American International Group, Inc.	257,226	13,694,712
Aon plc	70,255	10,803,814
Arthur J. Gallagher & Co. (a)	52,870	3,935,643
Assurant, Inc. (a)	15,282	1,649,692
Brighthouse Financial, Inc. (b) (c)	34,680	1,534,243
Chubb, Ltd. (a)	134,125	17,924,465
Cincinnati Financial Corp. (a)	43,795	3,363,894
Everest Re Group, Ltd. (a)	11,829	2,702,572
Hartford Financial Services Group, Inc. (The)	103,771	5,184,399
Lincoln National Corp.	62,734	4,244,583
Loews Corp.	80,506	4,043,816
Marsh & McLennan Cos., Inc.	146,204	12,093,995
MetLife, Inc. (c)	288,029	13,456,715
Principal Financial Group, Inc. (a)	76,670	4,492,095
Progressive Corp. (The)	168,821	11,993,044
Prudential Financial, Inc.	120,732	12,232,566
Torchmark Corp.	30,017	2,602,174
Travelers Cos., Inc. (The)	77,501	10,052,655
Unum Group	63,320	2,473,912
Willis Towers Watson plc (a)	37,861	5,336,129

		164,172,575

Interactive Media & Services—4.6%
Alphabet, Inc. - Class A (b)	86,543	104,464,324
Alphabet, Inc. - Class C (b) (d)	89,144	106,390,690
Facebook, Inc. - Class A (b)	698,241	114,832,715
TripAdvisor, Inc. (b)	29,616	1,512,489
Twitter, Inc. (b)	208,444	5,932,316

		333,132,534

Internet & Direct Marketing Retail—3.9%
Amazon.com, Inc. (b)	118,619	237,593,857
Booking Holdings, Inc. (a) (b)	13,745	27,270,080
eBay, Inc. (b)	269,309	8,892,583
Expedia Group, Inc. (a)	34,421	4,491,252

		278,247,772

IT Services—4.8%
Accenture plc - Class A	185,512	31,574,142
Akamai Technologies, Inc. (b)	49,075	3,589,836
Alliance Data Systems Corp. (a)	13,681	3,230,905

BHFTII-191

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Automatic Data Processing, Inc.	126,836	$19,109,112
Broadridge Financial Solutions, Inc. (a)	33,679	4,443,944
Cognizant Technology Solutions Corp. - Class A	167,992	12,960,583
DXC Technology Co.	81,403	7,612,809
Fidelity National Information Services, Inc.	95,202	10,383,682
Fiserv, Inc. (b)	117,236	9,657,902
FleetCor Technologies, Inc. (b)	25,591	5,830,653
Gartner, Inc. (a) (b)	26,294	4,167,599
Global Payments, Inc. (a)	45,798	5,834,665
International Business Machines Corp.	264,269	39,960,115
MasterCard, Inc. - Class A	264,133	58,798,647
Paychex, Inc. (a)	92,684	6,826,177
PayPal Holdings, Inc. (b)	342,702	30,102,944
Total System Services, Inc.	48,589	4,797,678
VeriSign, Inc. (b)	31,063	4,973,808
Visa, Inc. - Class A (a)	514,386	77,204,195
Western Union Co. (The) (a)	129,490	2,468,079

		343,527,475

Leisure Products—0.1%
Hasbro, Inc. (a)	33,812	3,554,317
Mattel, Inc. (a) (b)	99,640	1,564,348

		5,118,665

Life Sciences Tools & Services—1.0%
Agilent Technologies, Inc.	92,291	6,510,207
Illumina, Inc. (b)	42,560	15,622,074
IQVIA Holdings, Inc. (b)	46,923	6,087,790
Mettler-Toledo International, Inc. (a) (b)	7,300	4,445,554
PerkinElmer, Inc. (a)	32,060	3,118,476
Thermo Fisher Scientific, Inc.	116,620	28,464,609
Waters Corp. (a) (b)	22,313	4,343,895

		68,592,605

Machinery—1.5%
Caterpillar, Inc.	172,072	26,239,259
Cummins, Inc. (a)	43,500	6,354,045
Deere & Co.	93,133	14,000,684
Dover Corp.	42,764	3,785,897
Flowserve Corp. (a)	37,885	2,071,931
Fortive Corp. (a)	89,049	7,497,926
Illinois Tool Works, Inc.	89,326	12,605,685
Ingersoll-Rand plc	71,023	7,265,653
PACCAR, Inc.	101,490	6,920,603
Parker-Hannifin Corp.	38,322	7,048,565
Pentair plc (a)	46,721	2,025,355
Snap-on, Inc. (a)	16,330	2,998,188
Stanley Black & Decker, Inc.	44,300	6,487,292
Xylem, Inc.	52,004	4,153,560

		109,454,643

Media—1.2%
CBS Corp. - Class B	98,011	5,630,732
Charter Communications, Inc. - Class A (a) (b)	51,691	16,845,063
Comcast Corp. - Class A	1,323,847	46,877,422

Media—(Continued)
Discovery, Inc. - Class A (a) (b)	45,236	1,447,552
Discovery, Inc. - Class C (b)	104,132	3,080,225
DISH Network Corp. - Class A (a) (b)	66,324	2,371,746
Interpublic Group of Cos., Inc. (The) (a)	111,115	2,541,200
News Corp. - Class A (a)	111,000	1,464,090
News Corp. - Class B (a)	35,834	487,342
Omnicom Group, Inc. (a)	64,961	4,418,647

		85,164,019

Metals & Mining—0.2%
Freeport-McMoRan, Inc.	419,521	5,839,732
Newmont Mining Corp. (a)	154,432	4,663,847
Nucor Corp. (a)	91,589	5,811,322

		16,314,901

Multi-Utilities—0.9%
Ameren Corp. (a)	70,655	4,466,809
CenterPoint Energy, Inc. (a)	142,476	3,939,461
CMS Energy Corp. (a)	82,012	4,018,588
Consolidated Edison, Inc. (a)	90,072	6,862,586
Dominion Energy, Inc. (a)	189,281	13,302,669
DTE Energy Co. (a)	52,628	5,743,294
NiSource, Inc. (a)	105,108	2,619,291
Public Service Enterprise Group, Inc.	146,303	7,723,335
SCANA Corp. (a)	41,293	1,605,885
Sempra Energy (a)	79,173	9,005,929
WEC Energy Group, Inc. (a)	91,354	6,098,793

		65,386,640

Multiline Retail—0.5%
Dollar General Corp.	76,879	8,402,875
Dollar Tree, Inc. (b)	68,874	5,616,675
Kohl’s Corp. (a)	48,267	3,598,305
Macy’s, Inc. (a)	88,876	3,086,663
Nordstrom, Inc. (a)	33,186	1,984,855
Target Corp.	152,391	13,442,410

		36,131,783

Oil, Gas & Consumable Fuels—5.2%
Anadarko Petroleum Corp.	148,258	9,994,072
Apache Corp. (a)	110,739	5,278,928
Cabot Oil & Gas Corp. (a)	127,731	2,876,502
Chevron Corp.	554,771	67,837,398
Cimarex Energy Co. (a)	27,608	2,565,888
Concho Resources, Inc. (a) (b)	57,981	8,856,598
ConocoPhillips	336,455	26,041,617
Devon Energy Corp.	147,310	5,883,561
EOG Resources, Inc.	167,693	21,392,596
EQT Corp. (a)	76,434	3,380,676
Exxon Mobil Corp.	1,225,791	104,216,751
Hess Corp.	72,884	5,217,037
HollyFrontier Corp. (a)	46,926	3,280,127
Kinder Morgan, Inc. (a)	549,480	9,742,280
Marathon Oil Corp.	247,296	5,757,051
Marathon Petroleum Corp. (a)	194,121	15,523,856

BHFTII-192

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Newfield Exploration Co. (a) (b)	57,863	$1,668,190
Noble Energy, Inc. (a)	139,874	4,362,670
Occidental Petroleum Corp.	221,405	18,192,849
ONEOK, Inc. (a)	119,066	8,071,484
Phillips 66	123,662	13,939,181
Pioneer Natural Resources Co.	49,335	8,593,664
Valero Energy Corp. (a)	123,742	14,075,652
Williams Cos., Inc. (The) (a)	350,142	9,520,361

		376,268,989

Personal Products—0.1%
Coty, Inc. - Class A (a)	130,423	1,638,113
Estee Lauder Cos., Inc. (The) - Class A	64,895	9,430,541

		11,068,654

Pharmaceuticals—4.7%
Allergan plc	92,381	17,596,733
Bristol-Myers Squibb Co.	472,468	29,330,813
Eli Lilly & Co.	276,742	29,697,184
Johnson & Johnson	776,724	107,319,955
Merck & Co., Inc.	769,997	54,623,587
Mylan NV (b)	149,269	5,463,245
Nektar Therapeutics (a) (b)	49,933	3,043,916
Perrigo Co. plc (a)	36,447	2,580,448
Pfizer, Inc.	1,697,224	74,796,662
Zoetis, Inc.	139,500	12,772,620

		337,225,163

Professional Services—0.3%
Equifax, Inc.	34,862	4,551,931
IHS Markit, Ltd. (b)	103,283	5,573,151
Nielsen Holdings plc (a)	103,135	2,852,714
Robert Half International, Inc. (a)	35,450	2,494,971
Verisk Analytics, Inc. (a) (b)	47,687	5,748,668

		21,221,435

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (b)	91,493	4,034,841

Road & Rail—1.0%
CSX Corp.	236,214	17,491,647
J.B. Hunt Transport Services, Inc. (a)	25,326	3,012,274
Kansas City Southern (a)	29,577	3,350,482
Norfolk Southern Corp.	81,076	14,634,218
Union Pacific Corp.	214,102	34,862,229

		73,350,850

Semiconductors & Semiconductor Equipment—3.9%
Advanced Micro Devices, Inc. (a) (b)	248,379	7,672,427
Analog Devices, Inc.	107,607	9,949,343
Applied Materials, Inc.	284,599	10,999,751
Broadcom, Inc.	124,982	30,836,809
Intel Corp.	1,334,997	63,132,008
KLA-Tencor Corp. (a)	45,202	4,597,495
Lam Research Corp.	45,623	6,921,009

Semiconductors & Semiconductor Equipment—(Continued)
Microchip Technology, Inc. (a)	68,200	5,381,662
Micron Technology, Inc. (a) (b)	335,793	15,187,917
NVIDIA Corp.	176,031	49,468,232
Qorvo, Inc. (a) (b)	36,376	2,796,951
QUALCOMM, Inc. (a)	407,192	29,330,040
Skyworks Solutions, Inc.	51,819	4,700,502
Texas Instruments, Inc.	281,474	30,199,346
Xilinx, Inc. (a)	73,224	5,870,368

		277,043,860

Software—6.0%
Adobe Systems, Inc. (b)	141,770	38,270,812
ANSYS, Inc. (b)	24,406	4,556,112
Autodesk, Inc. (b)	63,295	9,880,983
CA, Inc. (a)	90,803	4,008,952
Cadence Design Systems, Inc. (a) (b)	81,879	3,710,756
Citrix Systems, Inc. (a) (b)	37,312	4,147,602
Intuit, Inc.	74,892	17,030,441
Microsoft Corp.	2,220,136	253,916,954
Oracle Corp.	818,375	42,195,415
Red Hat, Inc. (a) (b)	51,354	6,998,523
Salesforce.com, Inc. (a) (b)	219,083	34,840,770
Symantec Corp. (a)	179,950	3,829,336
Synopsys, Inc. (b)	43,020	4,242,202

		427,628,858

Specialty Retail—2.4%
Advance Auto Parts, Inc.	21,448	3,610,342
AutoZone, Inc. (b)	7,654	5,937,208
Best Buy Co., Inc. (a)	70,375	5,584,960
CarMax, Inc. (a) (b)	51,119	3,817,056
Foot Locker, Inc. (a)	33,848	1,725,571
Gap, Inc. (The) (a)	62,821	1,812,386
Home Depot, Inc. (The)	331,256	68,619,680
L Brands, Inc. (a)	66,099	2,002,799
Lowe’s Cos., Inc.	234,804	26,960,195
O’Reilly Automotive, Inc. (b)	23,325	8,101,239
Ross Stores, Inc. (a)	109,018	10,803,684
Tiffany & Co.	31,542	4,067,972
TJX Cos., Inc. (The)	181,553	20,337,567
Tractor Supply Co. (a)	35,265	3,204,883
Ulta Salon Cosmetics & Fragrance, Inc. (b)	16,440	4,638,053

		171,223,595

Technology Hardware, Storage & Peripherals—4.7%
Apple, Inc.	1,328,463	299,887,238
Hewlett Packard Enterprise Co.	426,078	6,949,332
HP, Inc.	458,146	11,806,422
NetApp, Inc. (a)	75,064	6,447,247
Seagate Technology plc (a)	75,663	3,582,643
Western Digital Corp. (a)	84,354	4,938,083
Xerox Corp. (a)	64,256	1,733,627

		335,344,592

BHFTII-193

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—0.8%
Hanesbrands, Inc. (a)	104,375	$1,923,631
Michael Kors Holdings, Ltd. (b)	43,232	2,963,986
NIKE, Inc. - Class B	370,733	31,408,500
PVH Corp.	22,211	3,207,269
Ralph Lauren Corp. (a)	15,996	2,200,250
Tapestry, Inc.	83,394	4,192,216
Under Armour, Inc. - Class A (a) (b)	53,870	1,143,121
Under Armour, Inc. - Class C (a) (b)	55,229	1,074,756
VF Corp.	94,124	8,795,888

		56,909,617

Tobacco—1.0%
Altria Group, Inc.	545,804	32,917,439
Philip Morris International, Inc.	450,068	36,698,545

		69,615,984

Trading Companies & Distributors—0.2%
Fastenal Co. (a)	83,078	4,820,185
United Rentals, Inc. (b)	23,958	3,919,529
WW Grainger, Inc.	13,165	4,705,303

		13,445,017

Water Utilities—0.1%
American Water Works Co., Inc. (a)	52,257	4,597,048

Total Common Stocks (Cost $3,211,376,754)		7,117,440,597

Mutual Fund—0.2%

Investment Company Security—0.2%
SPDR S&P 500 ETF Trust (a) (Cost $15,132,375)	53,000	15,408,160

Short-Term Investments—0.4%

Discount Notes—0.3%
Fannie Mae 0.010%, 10/01/18 (e)	550,000	550,000
Federal Home Loan Bank 1.936%, 10/24/18 (e)	1,325,000	1,323,214
2.042%, 11/14/18 (e)	1,225,000	1,221,781
2.084%, 11/21/18 (e)	3,650,000	3,638,882
2.098%, 11/07/18 (e)	300,000	299,337
2.104%, 11/28/18 (e)	7,525,000	7,498,933
2.159%, 12/12/18 (e)	2,200,000	2,190,408
Freddie Mac 2.016%, 11/13/18 (e)	5,200,000	5,186,646
2.094%, 12/04/18 (e)	750,000	747,093

		22,656,294

Security Description	Principal Amount*	Value

U.S. Treasury—0.1%
U.S. Treasury Bills 2.041%, 11/29/18 (e)	1,425,000	$1,420,052
2.060%, 11/15/18 (e)	375,000	374,023
2.104%, 12/13/18 (e)	3,475,000	3,460,044

		5,254,119

Total Short-Term Investments (Cost $27,912,917)		27,910,413

Securities Lending Reinvestments (f)—11.0%

Bank Note—0.1%
Bank of America N.A. 2.398%, 1M LIBOR + 0.250%, 11/13/18 (g)	5,000,000	5,000,000

Certificates of Deposit—5.6%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (g)	5,000,000	4,999,915
2.466%, 1M LIBOR + 0.250%, 03/20/19 (g)	10,000,000	9,999,480
Banco Santander S.A. 2.340%, 11/07/18	15,000,000	15,001,230
Bank of Montreal
Zero Coupon, 10/31/18	11,974,425	11,976,750
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (g)	5,000,000	4,999,990
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (g)	15,000,000	15,014,310
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (g)	5,000,000	4,998,985
2.500%, 02/01/19	8,000,000	7,999,888
BNP Paribas S.A. New York 2.574%, 1M LIBOR + 0.470%, 12/04/18 (g)	15,000,000	15,008,805
Chiba Bank, Ltd., New York 2.190%, 10/05/18	2,000,000	1,999,962
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (g)	12,000,000	12,000,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (g)	4,000,000	4,001,432
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (g)	10,500,000	10,500,786
2.543%, 3M LIBOR + 0.200%, 04/05/19 (g)	10,000,000	10,007,660
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (g)	10,000,000	10,000,400
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	7,500,000	7,500,097
2.500%, 11/15/18	20,000,000	19,999,520
2.530%, 12/24/18	3,000,000	2,999,934
KBC Bank NV 2.400%, 12/27/18	10,000,000	10,000,000
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	30,000,000	30,000,060
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	7,939,899	7,941,554
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (g)	10,000,000	9,999,670

BHFTII-194

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (g)	5,000,000	$4,999,605
2.504%, 1M LIBOR + 0.370%, 02/14/19 (g)	10,000,000	10,006,690
2.533%, 3M LIBOR + 0.190%, 02/01/19 (g)	10,000,000	10,000,810
Nordea Bank New York 2.543%, 3M LIBOR + 0.200%, 04/05/19 (g)	10,000,000	10,000,000
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (g)	15,000,000	14,999,175
Societe Generale 2.504%, 1M LIBOR + 0.400%, 10/02/18 (g)	10,000,000	9,999,830
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (g)	13,000,000	12,998,479
2.551%, 1M LIBOR + 0.420%, 10/11/18 (g)	10,000,000	10,000,500
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (g)	15,000,000	14,999,295
Sumitomo Mitsui Banking Corp., New York 2.290%, 1M LIBOR + 0.180%, 03/05/19 (g)	5,000,000	4,999,415
Sumitomo Mitsui Trust Bank, Ltd. 2.423%, 3M LIBOR + 0.090%, 10/18/18 (g)	10,001,256	9,999,930
2.443%, 3M LIBOR + 0.110%, 10/11/18 (g)	8,000,000	8,000,056
2.502%, 1M LIBOR + 0.320%, 11/21/18 (g)	8,000,000	8,000,000
Sumitomo Mitsui Trust Bank, Ltd., London 2.528%, 1M LIBOR + 0.310%, 11/26/18 (g)	10,000,000	10,000,000
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (g)	15,000,000	15,001,785
2.554%, 1M LIBOR + 0.450%, 04/03/19 (g)	7,000,000	7,010,325
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (g)	5,000,000	5,000,000
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (g)	11,000,000	11,005,842

		403,972,165

Commercial Paper—1.7%
Bank of China, Ltd. 2.510%, 11/02/18	20,866,761	20,953,800
2.550%, 10/19/18	4,969,188	4,993,580
2.550%, 12/20/18	4,968,125	4,971,235
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (g)	10,000,000	10,001,030
2.453%, 1M LIBOR + 0.320%, 02/08/19 (g)	15,000,000	15,007,665
Mont Blanc Capital Corp. 2.310%, 12/14/18	8,060,136	8,066,657
Sheffield Receivables Co. 2.490%, 11/26/18	18,258,159	18,428,942
2.510%, SOFR + 0.350%, 11/28/18 (g)	3,000,000	3,000,821
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	9,940,000	9,978,340
Starbird Funding Corp. 2.280%, 11/08/18	9,943,000	9,974,460
Victory Receivables Corp. 2.320%, 12/18/18	9,942,000	9,947,040
Westpac Banking Corp. 2.408%, 3M LIBOR + 0.070%, 08/07/19 (g)	7,500,000	7,500,000

		122,823,570

Security Description	Principal Amount*	Value

Repurchase Agreements—3.1%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $22,736,375; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $23,721,436.	22,500,000	$22,500,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $18,128,500; collateralized by various Common Stock with an aggregate market value of $19,800,002.	18,000,000	18,000,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $1,053,267; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $6,201,157; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $6,324,001.	6,200,000	6,200,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $1,003,966; collateralized by various Common Stock with an aggregate market value of $1,111,246.	1,000,000	1,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $2,641,247; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $2,691,524.	2,640,763	2,640,763
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $11,767,579; collateralized by various Common Stock with an aggregate market value of $12,210,001.	11,100,000	11,100,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $12,468,747; collateralized by various Common Stock with an aggregate market value of $13,200,001.	12,000,000	12,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $20,009,606; collateralized by various Common Stock with an aggregate market value of $22,004,285.	20,000,000	20,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $6,178,904; collateralized by various Common Stock with an aggregate market value of $6,787,196.	6,100,000	6,100,000

BHFTII-195

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $18,897,776; collateralized by various Common Stock with an aggregate market value of $20,919,590.	18,800,000	$18,800,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $30,154,050; collateralized by various Common Stock with an aggregate market value of $33,382,324.	30,000,000	30,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $4,053,130; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $4,442,594.	4,000,000	4,000,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $2,024,897; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,221,297.	2,000,000	2,000,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $1,011,999; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,110,648.	1,000,000	1,000,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $15,989,915; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $17,659,310.	15,900,000	15,900,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $10,110,500; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $11,106,484.	10,000,000	10,000,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $39,375,180; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $43,315,287.	39,000,000	39,000,000

		221,240,763

Security Description	Principal Amount*	Value

Time Deposits—0.5%
Cooperative Rabobank UA New York 2.150%, 10/01/18	5,000,000	$5,000,000
DZ Bank AG 2.150%, 10/01/18	4,000,000	4,000,000
Nordea Bank New York 2.140%, 10/01/18	4,000,000	4,000,000
Skandinaviska Enskilda Banken 2.130%, 10/01/18	20,000,000	20,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	4,000,000	4,000,000

		37,000,000

Total Securities Lending Reinvestments (Cost $789,980,581)		790,036,498

Total Investments—110.9% (Cost $4,044,402,627)		7,950,795,668
Other assets and liabilities (net)—(10.9)%		(783,711,307)

Net Assets—100.0%		$7,167,084,361

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $773,700,540 and the collateral received consisted of cash in the amount of $789,603,711. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2018, the market value of securities pledged was $23,935,041.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
S&P 500 Index E-Mini Futures	12/21/18	230	USD	33,568,500	$87,642

BHFTII-196

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$7,117,440,597	$—	$—	$7,117,440,597
Total Mutual Fund*	15,408,160	—	—	15,408,160
Total Short-Term Investments*	—	27,910,413	—	27,910,413
Total Securities Lending Reinvestments*	—	790,036,498	—	790,036,498
Total Investments	$7,132,848,757	$817,946,911	$—	$7,950,795,668

Collateral for Securities Loaned (Liability)	$—	$(789,603,711)	$—	$(789,603,711)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$87,642	$—	$—	$87,642

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-197

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—94.3% of Net Assets

Security Description	Shares	Value

Australia—6.7%
AGL Energy, Ltd.	45,920	$649,211
Alumina, Ltd.	191,453	382,767
Amcor, Ltd.	83,280	822,487
AMP, Ltd.	197,480	455,724
APA Group	80,604	583,635
Aristocrat Leisure, Ltd.	41,217	843,466
ASX, Ltd.	14,426	662,077
Aurizon Holdings, Ltd.	157,842	468,869
AusNet Services	135,720	159,973
Australia & New Zealand Banking Group, Ltd.	210,073	4,274,169
Bank of Queensland, Ltd.	24,917	198,624
Bendigo & Adelaide Bank, Ltd.	35,779	278,197
BGP Holdings plc (a) (b) (c) (d)	713,624	0
BHP Billiton plc	154,705	3,363,633
BHP Billiton, Ltd.	234,635	5,846,337
BlueScope Steel, Ltd.	45,759	560,514
Boral, Ltd.	86,560	430,426
Brambles, Ltd.	109,798	866,016
Caltex Australia, Ltd.	18,604	402,477
Challenger, Ltd.	44,035	356,780
CIMIC Group, Ltd.	8,428	312,213
Coca-Cola Amatil, Ltd.	42,510	300,219
Cochlear, Ltd.	4,099	598,424
Commonwealth Bank of Australia	127,215	6,570,841
Computershare, Ltd.	28,910	415,711
Crown Resorts, Ltd.	29,464	291,121
CSL, Ltd.	32,919	4,764,474
Dexus	77,269	590,223
Domino’s Pizza Enterprises, Ltd.	4,557	176,002
Flight Centre Travel Group, Ltd.	4,135	158,405
Fortescue Metals Group, Ltd.	125,869	357,053
Goodman Group (REIT)	118,280	889,336
GPT Group (The) (REIT)	140,241	527,127
Healthscope, Ltd.	130,293	197,736
Incitec Pivot, Ltd.	131,085	377,384
Insurance Australia Group, Ltd.	184,566	977,371
Lend Lease Group (REIT)	39,184	555,735
Macquarie Group, Ltd.	23,361	2,117,172
Medibank Private, Ltd.	199,900	420,864
Mirvac Group (REIT)	272,935	475,889
National Australia Bank, Ltd.	198,109	3,985,308
Newcrest Mining, Ltd.	51,539	722,340
Oil Search, Ltd.	104,563	680,062
Orica, Ltd.	26,176	321,238
Origin Energy, Ltd. (b)	119,590	711,202
QBE Insurance Group, Ltd.	110,125	885,951
Ramsay Health Care, Ltd.	10,616	421,862
REA Group, Ltd.	4,158	258,431
Rio Tinto, Ltd.	31,207	1,769,348
Santos, Ltd.	145,305	760,333
Scentre Group (REIT)	367,395	1,051,016
Seek, Ltd.	22,233	332,659
Sonic Healthcare, Ltd.	32,696	591,184
South32, Ltd.	363,229	1,025,898
Stockland (REIT)	162,137	485,723
Suncorp Group, Ltd.	95,658	997,576
Sydney Airport	80,467	401,438

Security Description	Shares	Value

Australia—(Continued)
Tabcorp Holdings, Ltd.	153,298	$538,813
Telstra Corp., Ltd.	309,539	714,481
TPG Telecom, Ltd.	27,310	168,363
Transurban Group	183,536	1,485,169
Treasury Wine Estates, Ltd.	53,467	673,245
Vicinity Centres (REIT)	252,185	478,017
Wesfarmers, Ltd.	80,874	2,916,278
Westpac Banking Corp.	248,548	5,010,520
Woodside Petroleum, Ltd.	65,682	1,825,564
Woolworths Group, Ltd.	97,245	1,970,448

		73,861,149

Austria—0.2%
Andritz AG	5,828	340,146
Erste Group Bank AG (b)	20,408	846,813
OMV AG	9,828	551,916
Raiffeisen Bank International AG	9,390	270,119
Voestalpine AG	9,525	435,382

		2,444,376

Belgium—1.0%
Ageas	12,505	672,360
Anheuser-Busch InBev S.A.	55,258	4,838,001
Colruyt S.A. (e)	4,373	247,429
Groupe Bruxelles Lambert S.A.	5,864	614,580
KBC Group NV	17,769	1,321,523
Proximus SADP	11,920	284,917
Solvay S.A.	5,735	768,582
Telenet Group Holding NV (b)	4,184	230,447
UCB S.A.	9,619	863,665
Umicore S.A.	15,189	848,817

		10,690,321

Chile—0.0%
Antofagasta plc	26,957	299,851

China—0.1%
BOC Hong Kong Holdings, Ltd.	258,465	1,221,138
Minth Group, Ltd.	54,000	220,901

		1,442,039

Denmark—1.6%
AP Moller - Maersk A/S - Class A	274	359,327
AP Moller - Maersk A/S - Class B	493	692,178
Carlsberg A/S - Class B	7,850	941,644
Chr Hansen Holding A/S	7,473	758,021
Coloplast A/S - Class B	8,619	881,150
Danske Bank A/S	53,890	1,414,401
DSV A/S	14,050	1,277,241
Genmab A/S (b)	4,236	666,065
H Lundbeck A/S	5,421	334,544
ISS A/S	12,164	427,675
Novo Nordisk A/S - Class B	132,271	6,228,999
Novozymes A/S - B Shares	16,399	898,663
Orsted A/S	14,039	953,622

BHFTII-198

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
Pandora A/S	7,708	$482,033
Tryg A/S	8,735	217,489
Vestas Wind Systems A/S	13,376	903,806
William Demant Holding A/S (b)	7,349	276,085

		17,712,943

Finland—1.0%
Elisa Oyj	9,227	391,500
Fortum Oyj	30,377	761,730
Kone Oyj - Class B	26,344	1,406,972
Metso Oyj	7,511	265,482
Neste Oyj	9,073	749,501
Nokia Oyj	432,039	2,397,043
Nokian Renkaat Oyj	7,495	306,839
Orion Oyj - Class B	8,084	306,154
Sampo Oyj - A Shares	32,484	1,681,323
Stora Enso Oyj - R Shares	40,497	773,752
UPM-Kymmene Oyj	37,640	1,475,325
Wartsila Oyj Abp	31,392	612,159

		11,127,780

France—10.3%
Accor S.A.	13,973	716,596
Aeroports de Paris	2,209	497,484
Air Liquide S.A.	30,993	4,072,447
Airbus SE	42,287	5,303,798
Alstom S.A.	9,907	442,524
Amundi S.A.	4,463	334,546
Arkema S.A.	5,073	627,838
Atos SE	7,084	842,228
AXA S.A.	140,288	3,767,916
BioMerieux	3,058	254,866
BNP Paribas S.A.	81,356	4,974,055
Bollore S.A.	61,600	266,148
Bouygues S.A.	14,921	644,570
Bureau Veritas S.A.	19,643	506,658
Capgemini SE	11,166	1,405,823
Carrefour S.A.	42,889	821,902
Cie de St-Gobain	37,286	1,608,523
Cie Generale des Etablissements Michelin	12,172	1,453,805
CNP Assurances	10,520	253,458
Covivio	3,163	329,599
Credit Agricole S.A.	81,608	1,172,879
Danone S.A.	44,560	3,451,017
Dassault Aviation S.A.	183	338,339
Dassault Systemes SE	9,434	1,408,522
Edenred	17,136	652,620
Eiffage S.A.	5,760	642,936
Electricite de France S.A.	42,972	754,204
Engie S.A.	134,009	1,969,212
Essilor International Cie Generale d’Optique S.A.	15,153	2,241,537
Eurazeo S.A.	2,731	215,086
Eutelsat Communications S.A.	14,990	354,130
Faurecia S.A.	5,604	336,644
Gecina S.A. (REIT)	3,720	621,378
Getlink SE	32,808	419,166

Security Description	Shares	Value

France—(Continued)
Hermes International	2,306	$1,526,589
ICADE (REIT)	2,561	237,405
Iliad S.A.	1,762	230,084
Imerys S.A.	2,253	166,421
Ingenico Group S.A.	4,093	311,105
Ipsen S.A.	2,947	495,245
JCDecaux S.A.	4,706	172,166
Kering S.A.	5,564	2,976,339
Klepierre S.A. (REIT)	16,658	590,403
L’Oreal S.A.	18,412	4,435,050
Legrand S.A.	18,736	1,364,818
LVMH Moet Hennessy Louis Vuitton SE	20,298	7,169,286
Natixis S.A.	61,192	414,818
Orange S.A.	146,174	2,329,498
Pernod-Ricard S.A.	15,201	2,494,654
Peugeot S.A.	40,345	1,085,720
Publicis Groupe S.A.	15,420	920,046
Remy Cointreau S.A.	1,860	242,350
Renault S.A.	14,189	1,226,157
Rexel S.A.	20,752	311,579
Safran S.A.	24,628	3,448,126
Sanofi	82,145	7,330,145
Schneider Electric SE	39,783	3,201,883
SCOR SE	11,686	542,606
SEB S.A.	1,809	307,862
Societe BIC S.A.	2,149	196,812
Societe Generale S.A.	55,187	2,367,504
Sodexo S.A.	6,778	718,196
Suez	28,840	409,668
Teleperformance SE	4,265	804,845
Thales S.A.	7,807	1,108,683
Total S.A.	174,203	11,251,672
UBISOFT Entertainment S.A. (b)	5,696	616,651
Unibail-Rodamco-Westfield	9,927	1,994,684
Valeo S.A.	18,217	791,295
Veolia Environnement S.A.	38,959	777,439
Vinci S.A.	37,291	3,548,880
Vivendi S.A.	76,316	1,962,878
Wendel S.A.	2,267	337,311

		114,119,327

Germany—8.4%
1&1 Drillisch AG	3,915	190,514
adidas AG	13,435	3,291,041
Allianz SE	32,433	7,227,818
Axel Springer SE	3,006	202,331
BASF SE	66,273	5,892,005
Bayer AG	67,889	6,033,143
Bayerische Motoren Werke AG	23,596	2,126,230
Beiersdorf AG	7,090	800,280
Brenntag AG	11,405	704,205
Commerzbank AG (b)	77,199	804,815
Continental AG	8,198	1,427,624
Covestro AG	13,863	1,124,232
Daimler AG	66,196	4,171,517
Delivery Hero AG (b)	6,695	321,917

BHFTII-199

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Deutsche Bank AG	146,810	$1,674,899
Deutsche Boerse AG	14,033	1,880,942
Deutsche Lufthansa AG	17,782	437,062
Deutsche Post AG	71,872	2,563,941
Deutsche Telekom AG	241,713	3,896,679
Deutsche Wohnen SE	24,681	1,184,385
E.ON SE	159,780	1,629,431
Evonik Industries AG	13,109	469,725
Fraport AG Frankfurt Airport Services Worldwide	3,260	288,152
Fresenius Medical Care AG & Co. KGaA	15,649	1,609,954
Fresenius SE & Co. KGaA	30,614	2,248,686
GEA Group AG	14,300	509,578
Hannover Rueck SE	4,145	585,707
HeidelbergCement AG	10,444	816,691
Henkel AG & Co. KGaA	7,933	842,854
HOCHTIEF AG	1,646	273,009
Hugo Boss AG	4,934	380,069
Infineon Technologies AG	84,354	1,917,299
Innogy SE	11,200	500,578
K&S AG	14,121	296,482
KION Group AG	5,441	334,566
LANXESS AG	5,571	408,173
Linde AG	13,532	3,201,448
MAN SE	3,022	328,742
Merck KGaA	9,421	973,858
METRO AG	15,747	246,829
MTU Aero Engines AG	3,839	865,097
Muenchener Rueckversicherungs-Gesellschaft AG	10,610	2,350,832
OSRAM Licht AG	7,381	293,565
ProSiebenSat.1 Media SE	14,779	383,999
Puma SE	604	298,157
RWE AG	39,146	965,989
SAP SE	71,302	8,778,627
Siemens AG	55,353	7,090,358
Siemens Healthineers AG (b)	10,900	479,511
Symrise AG	8,745	798,221
Telefonica Deutschland Holding AG	58,800	248,666
ThyssenKrupp AG	31,577	797,997
TUI AG	30,068	576,528
Uniper SE	14,858	457,066
United Internet AG	8,781	415,614
Volkswagen AG	2,495	433,977
Vonovia SE	35,809	1,750,197
Wirecard AG	8,665	1,877,252
Zalando SE (b)	8,719	339,065

		93,018,129

Hong Kong—3.1%
AIA Group, Ltd.	879,000	7,857,088
ASM Pacific Technology, Ltd.	19,600	199,665
Bank of East Asia, Ltd. (The)	103,920	385,534
CK Asset Holdings, Ltd.	188,440	1,406,815
CK Hutchison Holdings, Ltd.	201,440	2,310,712
CK Infrastructure Holdings, Ltd.	49,500	392,280
CLP Holdings, Ltd.	116,377	1,362,592
Dairy Farm International Holdings, Ltd.	24,600	221,355

Security Description	Shares	Value

Hong Kong—(Continued)
Galaxy Entertainment Group, Ltd.	173,000	$1,083,634
Hang Lung Group, Ltd.	74,000	196,766
Hang Lung Properties, Ltd.	162,000	316,854
Hang Seng Bank, Ltd.	54,400	1,470,089
Henderson Land Development Co., Ltd.	91,192	458,409
HK Electric Investments & HK Electric Investments, Ltd.	197,500	199,412
HKT Trust & HKT, Ltd.	277,980	382,330
Hong Kong & China Gas Co., Ltd.	693,469	1,373,104
Hong Kong Exchanges and Clearing, Ltd.	84,300	2,396,431
Hongkong Land Holdings, Ltd.	86,500	572,263
Hysan Development Co., Ltd.	45,000	227,386
Jardine Matheson Holdings, Ltd.	16,900	1,060,376
Jardine Strategic Holdings, Ltd.	14,600	529,941
Kerry Properties, Ltd.	57,500	195,152
Link REIT (REIT)	162,641	1,600,920
Melco Resorts & Entertainment, Ltd. (ADR)	19,800	418,770
MTR Corp., Ltd.	110,500	579,804
New World Development Co., Ltd.	463,707	628,403
NWS Holdings, Ltd.	99,000	195,835
PCCW, Ltd.	316,000	184,181
Power Assets Holdings, Ltd.	107,549	747,350
Sino Land Co., Ltd.	247,600	424,425
SJM Holdings, Ltd.	144,000	131,346
Sun Hung Kai Properties, Ltd.	116,250	1,694,106
Swire Pacific, Ltd. - Class A	36,817	403,568
Swire Properties, Ltd.	83,600	316,810
Techtronic Industries Co., Ltd.	95,000	607,239
WH Group, Ltd.	654,000	460,789
Wharf Holdings, Ltd. (The)	87,976	238,323
Wharf Real Estate Investment Co., Ltd.	87,976	567,915
Wheelock & Co., Ltd.	68,000	408,117
Yue Yuen Industrial Holdings, Ltd.	50,500	140,377

		34,346,466

Ireland—0.6%
AerCap Holdings NV (b)	10,200	586,704
AIB Group plc	60,112	307,890
Bank of Ireland Group plc	80,170	614,034
CRH plc	63,163	2,065,661
James Hardie Industries plc	31,140	470,636
Kerry Group plc - Class A	11,539	1,276,003
Paddy Power Betfair plc	6,200	529,251
Smurfit Kappa Group plc	16,402	648,770

		6,498,949

Israel—0.5%
Azrieli Group, Ltd.	3,090	158,628
Bank Hapoalim B.M.	79,475	581,075
Bank Leumi Le-Israel B.M.	109,068	718,613
Bezeq The Israeli Telecommunication Corp., Ltd.	160,513	184,542
Check Point Software Technologies, Ltd. (b)	9,300	1,094,331
Elbit Systems, Ltd.	1,987	251,774
Frutarom Industries, Ltd.	1,825	188,946
Israel Chemicals, Ltd.	54,463	333,466
Mizrahi Tefahot Bank, Ltd.	11,922	208,742

BHFTII-200

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Israel—(Continued)
Nice, Ltd. (b)	4,746	$544,149
Teva Pharmaceutical Industries, Ltd. (ADR) (e)	70,353	1,515,404

		5,779,670

Italy—1.9%
Assicurazioni Generali S.p.A.	93,308	1,609,418
Atlantia S.p.A.	36,067	747,132
Davide Campari-Milano S.p.A.	42,874	365,134
Enel S.p.A.	602,326	3,079,066
Eni S.p.A.	184,398	3,479,148
Ferrari NV	8,377	1,150,351
Intesa Sanpaolo S.p.A.	1,083,294	2,758,173
Leonardo S.p.A.	28,782	347,006
Luxottica Group S.p.A.	13,581	922,051
Mediobanca S.p.A.	44,816	446,496
Moncler S.p.A.	13,024	560,628
Pirelli & C S.p.A. (b)	29,117	244,161
Poste Italiane S.p.A.	41,357	330,585
Prysmian S.p.A.	16,202	376,301
Recordati S.p.A.	8,194	276,720
Snam S.p.A.	162,854	677,414
Telecom Italia S.p.A. (b)	826,906	501,318
Telecom Italia S.p.A. - Risparmio Shares	437,140	234,827
Terna Rete Elettrica Nazionale S.p.A.	92,957	495,630
UniCredit S.p.A.	142,434	2,136,323

		20,737,882

Japan—23.3%
Aeon Co., Ltd.	41,500	1,000,346
AEON Financial Service Co., Ltd.	8,400	174,003
Air Water, Inc.	10,000	183,600
Aisin Seiki Co., Ltd.	10,600	516,225
Ajinomoto Co., Inc.	31,900	547,628
Alfresa Holdings Corp.	15,300	409,564
Alps Electric Co., Ltd.	13,100	332,914
Amada Holdings Co., Ltd.	27,000	288,144
ANA Holdings, Inc.	8,400	293,515
Aozora Bank, Ltd.	9,600	343,134
Asahi Glass Co., Ltd.	12,600	523,167
Asahi Group Holdings, Ltd.	27,300	1,183,873
Asahi Kasei Corp.	97,000	1,471,767
Asics Corp.	11,000	163,664
Astellas Pharma, Inc.	141,100	2,462,425
Bandai Namco Holdings, Inc.	16,000	621,900
Bank of Kyoto, Ltd. (The)	4,400	229,698
Benesse Holdings, Inc.	5,400	153,816
Bridgestone Corp.	44,400	1,678,428
Brother Industries, Ltd.	16,400	323,980
Calbee, Inc. (e)	5,500	180,977
Canon, Inc.	72,900	2,308,188
Casio Computer Co., Ltd. (e)	16,900	276,345
Central Japan Railway Co.	10,800	2,249,584
Chiba Bank, Ltd. (The)	49,000	334,744
Chubu Electric Power Co., Inc.	45,700	691,482
Chugai Pharmaceutical Co., Ltd.	16,800	1,079,788
Chugoku Electric Power Co., Inc. (The) (e)	23,700	304,629

Security Description	Shares	Value

Japan—(Continued)
Coca-Cola Bottlers Japan Holdings, Inc.	9,900	$264,949
Concordia Financial Group, Ltd.	83,000	406,997
Credit Saison Co., Ltd.	10,500	171,210
CyberAgent, Inc.	7,400	393,829
Dai Nippon Printing Co., Ltd.	20,000	465,297
Dai-ichi Life Holdings, Inc.	75,800	1,578,499
Daicel Corp.	22,000	255,728
Daifuku Co., Ltd. (e)	7,400	377,356
Daiichi Sankyo Co., Ltd.	42,100	1,825,813
Daikin Industries, Ltd.	18,200	2,424,053
Daito Trust Construction Co., Ltd.	5,200	669,062
Daiwa House Industry Co., Ltd.	42,500	1,260,485
Daiwa House REIT Investment Corp. (REIT)	110	251,695
Daiwa Securities Group, Inc.	118,000	716,512
Denso Corp.	31,000	1,637,177
Dentsu, Inc.	16,600	768,009
Disco Corp.	2,300	384,506
Don Quijote Holdings Co., Ltd.	8,200	415,098
East Japan Railway Co.	22,300	2,072,538
Eisai Co., Ltd.	18,200	1,772,628
Electric Power Development Co., Ltd.	10,900	301,746
FamilyMart UNY Holdings Co., Ltd.	5,200	540,144
FANUC Corp.	14,000	2,640,929
Fast Retailing Co., Ltd.	4,300	2,185,623
Fuji Electric Co., Ltd.	8,600	344,588
FUJIFILM Holdings Corp.	29,400	1,324,193
Fujitsu, Ltd.	14,600	1,040,197
Fukuoka Financial Group, Inc.	10,600	291,616
Hakuhodo DY Holdings, Inc.	17,600	308,799
Hamamatsu Photonics KK	9,600	382,430
Hankyu Hanshin Holdings, Inc.	16,400	581,850
Hikari Tsushin, Inc.	1,800	355,984
Hino Motors, Ltd.	19,000	208,150
Hirose Electric Co., Ltd.	2,415	263,602
Hisamitsu Pharmaceutical Co., Inc.	4,500	345,125
Hitachi Chemical Co., Ltd.	8,500	173,082
Hitachi Construction Machinery Co., Ltd.	8,900	297,728
Hitachi High-Technologies Corp.	5,500	189,561
Hitachi Metals, Ltd.	20,000	247,728
Hitachi, Ltd.	70,200	2,386,243
Honda Motor Co., Ltd.	118,800	3,597,746
Hoshizaki Corp.	4,100	424,563
Hoya Corp.	29,000	1,722,142
Hulic Co., Ltd.	17,100	167,897
Idemitsu Kosan Co., Ltd.	10,500	555,550
IHI Corp.	12,200	462,376
Iida Group Holdings Co., Ltd.	12,700	226,010
Inpex Corp.	71,100	885,243
Isetan Mitsukoshi Holdings, Ltd.	26,900	330,426
Isuzu Motors, Ltd.	43,700	689,022
ITOCHU Corp.	105,400	1,930,465
J Front Retailing Co., Ltd.	17,900	277,673
Japan Airlines Co., Ltd.	8,400	302,046
Japan Airport Terminal Co., Ltd.	3,500	159,299
Japan Exchange Group, Inc.	38,100	664,121
Japan Post Bank Co., Ltd.	30,800	364,162
Japan Post Holdings Co., Ltd.	119,400	1,421,160

BHFTII-201

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Japan Prime Realty Investment Corp. (REIT)	51	$181,851
Japan Real Estate Investment Corp. (REIT)	96	503,733
Japan Retail Fund Investment Corp. (REIT)	202	366,529
Japan Tobacco, Inc.	79,300	2,070,936
JFE Holdings, Inc.	35,100	801,615
JGC Corp.	14,000	321,266
JSR Corp.	11,000	205,395
JTEKT Corp.	20,000	292,803
JXTG Holdings, Inc.	237,600	1,792,564
Kajima Corp.	32,000	465,109
Kakaku.com, Inc.	10,700	209,360
Kamigumi Co., Ltd.	8,500	187,415
Kaneka Corp.	4,400	203,361
Kansai Electric Power Co., Inc. (The)	55,000	829,077
Kansai Paint Co., Ltd.	10,300	189,876
Kao Corp.	35,200	2,843,521
Kawasaki Heavy Industries, Ltd.	12,400	349,871
KDDI Corp.	127,000	3,510,140
Keihan Holdings Co., Ltd.	7,800	298,019
Keikyu Corp.	18,000	328,242
Keio Corp.	9,000	492,931
Keisei Electric Railway Co., Ltd.	10,000	352,210
Keyence Corp.	7,100	4,120,282
Kikkoman Corp.	12,000	714,326
Kintetsu Group Holdings Co., Ltd.	14,012	563,833
Kirin Holdings Co., Ltd.	60,300	1,545,608
Kobayashi Pharmaceutical Co., Ltd.	3,600	264,954
Kobe Steel, Ltd.	27,200	241,926
Koito Manufacturing Co., Ltd.	7,700	505,169
Komatsu, Ltd.	65,500	1,993,758
Konami Holdings Corp.	7,300	286,056
Konica Minolta, Inc.	37,000	393,601
Kose Corp.	2,300	438,366
Kubota Corp.	70,700	1,196,693
Kuraray Co., Ltd.	24,500	368,495
Kurita Water Industries, Ltd.	7,100	206,763
Kyocera Corp.	22,700	1,363,360
Kyowa Hakko Kirin Co., Ltd.	20,000	375,327
Kyushu Electric Power Co., Inc.	25,900	312,639
Kyushu Railway Co.	12,700	386,462
Lawson, Inc.	3,800	231,478
LINE Corp. (b) (e)	5,300	223,755
Lion Corp.	19,000	422,192
LIXIL Group Corp.	19,000	366,057
M3, Inc.	31,400	712,197
Makita Corp.	15,200	761,660
Marubeni Corp.	122,800	1,124,616
Marui Group Co., Ltd. (e)	16,000	395,047
Mazda Motor Corp.	43,000	516,500
McDonald’s Holdings Co. Japan, Ltd.	5,400	237,001
Mebuki Financial Group, Inc.	63,100	218,314
Medipal Holdings Corp.	10,700	223,395
MEIJI Holdings Co., Ltd.	9,600	644,932
Minebea Mitsumi, Inc.	30,800	558,795
MISUMI Group, Inc.	22,200	574,124
Mitsubishi Chemical Holdings Corp.	93,700	897,069
Mitsubishi Corp.	98,500	3,036,640

Security Description	Shares	Value

Japan—(Continued)
Mitsubishi Electric Corp.	131,200	$1,797,803
Mitsubishi Estate Co., Ltd.	82,300	1,400,142
Mitsubishi Gas Chemical Co., Inc.	13,000	276,842
Mitsubishi Heavy Industries, Ltd.	20,800	803,517
Mitsubishi Materials Corp.	7,900	235,612
Mitsubishi Motors Corp.	44,999	317,817
Mitsubishi Tanabe Pharma Corp.	15,300	256,027
Mitsubishi UFJ Financial Group, Inc.	860,888	5,360,358
Mitsubishi UFJ Lease & Finance Co., Ltd.	41,500	244,418
Mitsui & Co., Ltd.	118,417	2,104,983
Mitsui Chemicals, Inc.	15,000	375,274
Mitsui Fudosan Co., Ltd.	65,000	1,539,141
Mitsui OSK Lines, Ltd.	7,500	218,878
Mizuho Financial Group, Inc.	1,752,400	3,056,649
MS&AD Insurance Group Holdings, Inc.	35,900	1,195,681
Murata Manufacturing Co., Ltd.	12,900	1,978,808
Nabtesco Corp.	7,500	199,471
Nagoya Railroad Co., Ltd.	14,800	366,650
NEC Corp.	20,600	569,462
Nexon Co., Ltd. (b)	32,300	422,428
NGK Insulators, Ltd.	19,300	318,494
NGK Spark Plug Co., Ltd.	12,000	349,786
NH Foods, Ltd.	7,000	258,522
Nidec Corp.	16,300	2,346,251
Nikon Corp.	22,500	422,900
Nintendo Co., Ltd.	8,100	2,957,350
Nippon Building Fund, Inc. (REIT)	88	509,023
Nippon Electric Glass Co., Ltd.	6,200	195,018
Nippon Express Co., Ltd.	5,900	386,983
Nippon Paint Holdings Co., Ltd.	9,500	354,718
Nippon Prologis REIT, Inc.	143	283,150
Nippon Steel & Sumitomo Metal Corp.	56,300	1,191,270
Nippon Telegraph & Telephone Corp.	50,400	2,277,408
Nippon Yusen KK	12,600	237,048
Nissan Chemical Corp.	10,000	528,382
Nissan Motor Co., Ltd.	166,900	1,562,870
Nisshin Seifun Group, Inc.	15,700	344,230
Nissin Foods Holdings Co., Ltd.	4,700	323,157
Nitori Holdings Co., Ltd.	5,800	832,052
Nitto Denko Corp.	12,600	944,932
Nomura Holdings, Inc.	241,200	1,145,498
Nomura Real Estate Holdings, Inc.	9,500	191,857
Nomura Real Estate Master Fund, Inc. (REIT)	322	440,651
Nomura Research Institute, Ltd.	6,900	348,352
NSK, Ltd.	26,600	305,010
NTT Data Corp.	40,780	564,873
NTT DoCoMo, Inc.	94,600	2,544,644
Obayashi Corp.	45,500	431,106
Obic Co., Ltd.	5,000	472,849
Odakyu Electric Railway Co., Ltd. (e)	20,100	475,744
OJI Holdings Corp.	68,000	493,885
Olympus Corp.	22,800	890,412
Omron Corp.	13,400	566,244
Ono Pharmaceutical Co., Ltd.	26,100	738,553
Oracle Corp. Japan	3,000	241,928
Oriental Land Co., Ltd.	14,000	1,464,497
ORIX Corp.	92,600	1,501,628

BHFTII-202

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Osaka Gas Co., Ltd.	29,000	$565,838
Otsuka Corp.	7,400	276,286
Otsuka Holdings Co., Ltd.	28,200	1,422,101
Panasonic Corp.	161,300	1,879,909
Park24 Co., Ltd.	7,400	223,699
Persol Holdings Co., Ltd.	13,400	314,330
Pola Orbis Holdings, Inc.	7,600	277,662
Rakuten, Inc.	61,500	471,473
Recruit Holdings Co., Ltd.	80,900	2,699,071
Renesas Electronics Corp. (b)	61,100	382,009
Resona Holdings, Inc.	143,300	805,257
Ricoh Co., Ltd. (e)	48,600	522,094
Rinnai Corp.	2,800	213,139
Rohm Co., Ltd.	6,700	485,899
Ryohin Keikaku Co., Ltd.	1,800	534,954
Santen Pharmaceutical Co., Ltd.	27,500	436,120
SBI Holdings, Inc.	16,511	513,298
Secom Co., Ltd.	15,500	1,264,069
Sega Sammy Holdings, Inc.	12,900	190,275
Seibu Holdings, Inc.	13,800	248,258
Seiko Epson Corp.	20,000	341,309
Sekisui Chemical Co., Ltd.	29,500	544,492
Sekisui House, Ltd.	45,500	694,113
Seven & i Holdings Co., Ltd.	55,000	2,450,464
SG Holdings Co., Ltd.	7,200	188,738
Sharp Corp.	12,000	243,694
Shimadzu Corp.	14,600	457,306
Shimamura Co., Ltd.	1,700	161,222
Shimano, Inc.	5,400	870,594
Shimizu Corp.	39,000	356,126
Shin-Etsu Chemical Co., Ltd.	26,400	2,339,253
Shinsei Bank, Ltd.	12,900	210,891
Shionogi & Co., Ltd.	19,700	1,286,991
Shiseido Co., Ltd.	27,700	2,145,681
Shizuoka Bank, Ltd. (The)	25,800	231,673
Showa Denko KK	9,900	546,703
Showa Shell Sekiyu KK	14,800	313,704
SMC Corp.	4,100	1,312,940
SoftBank Group Corp.	60,500	6,111,515
Sohgo Security Services Co., Ltd.	4,800	210,994
Sompo Holdings, Inc.	23,599	1,005,339
Sony Corp.	91,800	5,631,613
Sony Financial Holdings, Inc.	12,800	282,226
Stanley Electric Co., Ltd.	9,700	331,755
Start Today Co., Ltd.	14,400	436,092
Subaru Corp.	45,400	1,391,210
SUMCO Corp.	17,600	254,705
Sumitomo Chemical Co., Ltd.	117,000	684,955
Sumitomo Corp.	83,900	1,399,317
Sumitomo Dainippon Pharma Co., Ltd. (e)	12,500	287,107
Sumitomo Electric Industries, Ltd.	57,634	904,434
Sumitomo Heavy Industries, Ltd.	7,800	278,447
Sumitomo Metal Mining Co., Ltd.	16,600	582,504
Sumitomo Mitsui Financial Group, Inc.	98,900	3,992,961
Sumitomo Mitsui Trust Holdings, Inc.	22,826	939,654
Sumitomo Realty & Development Co., Ltd.	26,000	933,892
Sumitomo Rubber Industries, Ltd.	12,500	187,675

Security Description	Shares	Value

Japan—(Continued)
Sundrug Co., Ltd.	6,000	$214,065
Suntory Beverage & Food, Ltd.	10,400	439,663
Suzuken Co., Ltd.	5,800	275,223
Suzuki Motor Corp.	26,200	1,501,495
Sysmex Corp.	12,200	1,051,691
T&D Holdings, Inc.	39,400	650,352
Taiheiyo Cement Corp.	8,200	257,359
Taisei Corp.	16,000	729,789
Taisho Pharmaceutical Holdings Co., Ltd.	3,000	366,912
Takashimaya Co., Ltd.	9,500	160,511
Takeda Pharmaceutical Co., Ltd. (e)	50,800	2,175,829
TDK Corp.	9,500	1,036,708
Teijin, Ltd.	13,200	253,274
Terumo Corp.	20,900	1,238,634
THK Co., Ltd.	7,700	196,128
Tobu Railway Co., Ltd.	14,600	431,874
Toho Co., Ltd.	8,500	266,821
Toho Gas Co., Ltd.	6,200	235,983
Tohoku Electric Power Co., Inc.	28,000	380,108
Tokio Marine Holdings, Inc.	49,700	2,466,935
Tokyo Century Corp.	3,200	198,891
Tokyo Electric Power Co. Holdings, Inc. (b)	112,000	550,007
Tokyo Electron, Ltd.	11,300	1,551,518
Tokyo Gas Co., Ltd.	26,400	649,136
Tokyo Tatemono Co., Ltd.	14,500	176,925
Tokyu Corp.	37,500	686,024
Tokyu Fudosan Holdings Corp.	37,000	257,980
Toppan Printing Co., Ltd.	20,500	329,450
Toray Industries, Inc.	108,500	815,435
Toshiba Corp. (b)	47,500	1,373,343
Tosoh Corp.	23,000	354,341
TOTO, Ltd.	10,400	431,696
Toyo Seikan Group Holdings, Ltd.	8,300	172,262
Toyo Suisan Kaisha, Ltd.	6,000	232,708
Toyota Industries Corp.	10,100	597,667
Toyota Motor Corp.	166,300	10,320,728
Toyota Tsusho Corp.	15,500	585,381
Trend Micro, Inc.	8,900	572,902
Tsuruha Holdings, Inc.	2,900	357,176
Unicharm Corp.	27,400	905,294
United Urban Investment Corp. (REIT)	170	266,878
USS Co., Ltd.	16,600	308,272
West Japan Railway Co.	11,500	802,048
Yahoo Japan Corp. (e)	206,700	744,270
Yakult Honsha Co., Ltd.	8,200	672,020
Yamada Denki Co., Ltd. (e)	46,500	235,392
Yamaguchi Financial Group, Inc.	15,000	163,485
Yamaha Corp.	8,800	466,384
Yamaha Motor Co., Ltd.	18,700	524,530
Yamato Holdings Co., Ltd.	21,800	669,591
Yamazaki Baking Co., Ltd.	9,000	180,216
Yaskawa Electric Corp. (e)	18,000	534,119
Yokogawa Electric Corp.	16,300	344,942
Yokohama Rubber Co., Ltd. (The)	9,200	198,405

		258,233,438

BHFTII-203

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Jersey, Channel Islands—0.0%
Randgold Resources, Ltd.	6,551	$464,866

Luxembourg—0.3%
ArcelorMittal	46,976	1,457,169
Eurofins Scientific SE	878	497,924
Millicom International Cellular S.A.	5,384	308,834
RTL Group S.A.	2,700	192,536
SES S.A.	29,140	639,428
Tenaris S.A.	35,513	595,967

		3,691,858

Macau—0.1%
Sands China, Ltd.	176,400	790,119
Wynn Macau, Ltd.	95,600	216,852

		1,006,971

Mexico—0.0%
Fresnillo plc	14,894	159,279

Netherlands—4.4%
ABN AMRO Group NV	29,995	816,859
Aegon NV	119,047	772,529
Akzo Nobel NV	18,312	1,712,801
ASML Holding NV	29,837	5,573,682
EXOR NV	8,104	543,341
Heineken Holding NV	7,836	709,823
Heineken NV	18,534	1,736,126
ING Groep NV	284,141	3,685,175
Koninklijke Ahold Delhaize NV	91,575	2,100,561
Koninklijke DSM NV	13,712	1,452,807
Koninklijke KPN NV	263,537	695,343
Koninklijke Philips NV	68,497	3,120,854
Koninklijke Vopak NV	3,942	194,208
NN Group NV	21,018	936,656
NXP Semiconductors NV	25,300	2,163,150
Randstad NV	9,402	502,015
Royal Dutch Shell plc - A Shares	334,642	11,493,347
Royal Dutch Shell plc - B Shares	271,764	9,515,276
Wolters Kluwer NV	21,135	1,317,602

		49,042,155

New Zealand—0.2%
a2 Milk Co., Ltd. (b)	53,251	397,151
Auckland International Airport, Ltd.	69,174	334,781
Fisher & Paykel Healthcare Corp., Ltd.	44,270	441,715
Fletcher Building, Ltd. (b)	68,594	295,246
Meridian Energy, Ltd.	93,292	203,179
Ryman Healthcare, Ltd.	29,900	277,469
Spark New Zealand, Ltd.	153,824	412,932

		2,362,473

Norway—0.7%
Aker BP ASA	7,864	333,532
DNB ASA	68,520	1,440,829
Equinor ASA	87,269	2,458,655

Security Description	Shares	Value

Norway—(Continued)
Gjensidige Forsikring ASA	14,357	$241,859
Marine Harvest ASA	30,284	701,167
Norsk Hydro ASA	91,188	547,081
Orkla ASA	62,161	524,855
Schibsted ASA - B Shares	7,443	257,786
Telenor ASA	51,893	1,013,814
Yara International ASA	14,337	702,291

		8,221,869

Portugal—0.2%
Banco Espirito Santo S.A. (a) (b) (c) (d)	199,038	0
EDP - Energias de Portugal S.A.	185,244	684,474
Galp Energia SGPS S.A.	37,002	734,012
Jeronimo Martins SGPS S.A.	18,255	268,947

		1,687,433

Singapore—1.2%
Ascendas Real Estate Investment Trust (REIT)	215,000	414,871
CapitaLand Commercial Trust (REIT)	166,738	217,183
CapitaLand Mall Trust (REIT)	240,200	391,328
CapitaLand, Ltd.	172,300	424,350
City Developments, Ltd.	34,000	226,408
ComfortDelGro Corp., Ltd.	153,000	271,761
DBS Group Holdings, Ltd.	131,667	2,507,277
Genting Singapore, Ltd.	418,200	323,874
Jardine Cycle & Carriage, Ltd.	8,888	208,013
Keppel Corp., Ltd.	113,900	579,926
Oversea-Chinese Banking Corp., Ltd.	230,564	1,928,992
SATS, Ltd.	56,300	215,008
Singapore Airlines, Ltd.	33,140	236,176
Singapore Exchange, Ltd.	54,400	293,310
Singapore Press Holdings, Ltd.	153,050	321,383
Singapore Technologies Engineering, Ltd.	130,000	338,577
Singapore Telecommunications, Ltd.	601,420	1,424,635
Suntec Real Estate Investment Trust (REIT)	179,000	252,758
United Overseas Bank, Ltd.	96,892	1,915,696
UOL Group, Ltd.	33,000	166,308
Venture Corp., Ltd.	20,500	264,316
Wilmar International, Ltd.	144,000	338,872

		13,261,022

South Africa—0.2%
Anglo American plc	76,685	1,718,564
Investec plc	52,596	369,254
Mediclinic International plc	30,600	170,991

		2,258,809

Spain—2.8%
ACS Actividades de Construccion y Servicios S.A.	19,619	831,681
Aena SME S.A.	5,006	866,225
Amadeus IT Group S.A.	31,507	2,924,835
Banco Bilbao Vizcaya Argentaria S.A.	485,964	3,073,747
Banco de Sabadell S.A.	385,331	598,194
Banco Santander S.A.	1,171,928	5,859,536
Bankia S.A.	80,824	314,872

BHFTII-204

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Spain—(Continued)
Bankinter S.A.	48,939	$450,833
CaixaBank S.A.	268,510	1,219,995
Enagas S.A.	17,953	484,799
Endesa S.A.	23,384	505,086
Ferrovial S.A.	33,405	691,015
Grifols S.A.	21,632	608,866
Iberdrola S.A.	433,857	3,179,722
Industria de Diseno Textil S.A.	79,108	2,392,981
Mapfre S.A.	74,474	232,447
Naturgy Energy Group S.A.	25,426	694,277
Red Electrica Corp. S.A.	29,508	616,937
Repsol S.A.	99,138	1,976,384
Siemens Gamesa Renewable Energy S.A. (b)	18,682	235,906
Telefonica S.A.	338,883	2,671,782

		30,430,120

Sweden—2.6%
Alfa Laval AB	20,852	564,290
Assa Abloy AB - Class B	72,914	1,464,686
Atlas Copco AB - A Shares	49,888	1,435,234
Atlas Copco AB - B Shares	28,433	757,337
Boliden AB	20,002	556,451
Electrolux AB - Series B	17,118	376,299
Epiroc AB - Class A (b)	49,888	556,990
Epiroc AB - Class B (b)	28,433	292,428
Essity AB - Class B	43,954	1,103,199
Hennes & Mauritz AB - B Shares (e)	68,549	1,264,558
Hexagon AB - B Shares	19,206	1,123,895
Husqvarna AB - B Shares	25,677	218,209
ICA Gruppen AB (e)	5,619	178,205
Industrivarden AB - C Shares	10,214	226,601
Investor AB - B Shares	31,910	1,472,340
Kinnevik AB - Class B	16,046	484,265
L E Lundbergforetagen AB - B Shares	6,090	204,999
Lundin Petroleum AB	16,017	610,967
Nordea Bank AB	226,093	2,460,116
Sandvik AB	84,986	1,507,374
Securitas AB - B Shares	21,462	373,181
Skandinaviska Enskilda Banken AB - Class A	113,560	1,265,971
Skanska AB - B Shares	24,008	470,818
SKF AB - B Shares	25,976	511,571
Svenska Handelsbanken AB - A Shares	113,277	1,428,353
Swedbank AB - A Shares	62,818	1,554,689
Swedish Match AB	14,499	741,341
Tele2 AB - B Shares	23,661	284,118
Telefonaktiebolaget LM Ericsson - B Shares	220,757	1,953,374
Telia Co. AB	204,113	936,261
Volvo AB - B Shares	113,997	2,011,929

		28,390,049

Switzerland—8.4%
ABB, Ltd.	136,042	3,234,269
Adecco Group AG	10,992	579,279
Baloise Holding AG	3,839	587,704
Barry Callebaut AG	132	251,055
Chocoladefabriken Lindt & Spruengli AG	7	576,693

Security Description	Shares	Value

Switzerland—(Continued)
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	81	$570,289
Cie Financiere Richemont S.A.	37,512	3,068,340
Clariant AG (b)	17,152	447,977
Coca-Cola HBC AG (b)	13,800	469,740
Credit Suisse Group AG (b)	186,061	2,805,390
Dufry AG (b) (e)	2,729	308,764
EMS-Chemie Holding AG	579	346,363
Ferguson plc	17,515	1,486,542
Geberit AG	2,723	1,267,787
Givaudan S.A.	649	1,601,810
Glencore plc (b)	840,024	3,622,900
Julius Baer Group, Ltd. (b)	17,027	855,015
Kuehne & Nagel International AG	4,135	657,625
LafargeHolcim, Ltd. (b)	35,343	1,751,047
Lonza Group AG (b)	5,308	1,818,579
Nestle S.A.	225,785	18,897,841
Novartis AG	157,830	13,662,424
Pargesa Holding S.A.	3,025	243,920
Partners Group Holding AG	1,182	941,291
Roche Holding AG	50,970	12,391,768
Schindler Holding AG	1,428	345,872
Schindler Holding AG (Participation Certificate)	3,216	804,502
SGS S.A.	367	969,986
Sika AG	9,000	1,314,920
Sonova Holding AG	4,058	811,196
STMicroelectronics NV	49,712	904,697
Straumann Holding AG	747	564,143
Swatch Group AG (The)	4,374	342,154
Swatch Group AG (The) - Bearer Shares	2,245	895,933
Swiss Life Holding AG (b)	2,458	935,079
Swiss Prime Site AG (b)	5,000	428,039
Swiss Re AG	22,839	2,116,182
Swisscom AG	1,853	844,890
Temenos AG (b)	4,384	713,365
UBS Group AG (b)	280,535	4,445,159
Vifor Pharma AG (e)	3,820	665,359
Zurich Insurance Group AG	10,792	3,423,820

		92,969,708

United Arab Emirates—0.0%
NMC Health plc	7,569	334,825

United Kingdom—14.0%
3i Group plc	70,865	868,875
Admiral Group plc	16,009	433,875
Ashtead Group plc	37,846	1,201,749
Associated British Foods plc	27,546	822,397
AstraZeneca plc	91,643	7,143,128
Auto Trader Group plc	75,401	439,116
Aviva plc	288,445	1,838,595
Babcock International Group plc	22,688	213,893
BAE Systems plc	231,979	1,903,649
Barclays plc	1,244,471	2,783,714
Barratt Developments plc	69,622	514,452
Berkeley Group Holdings plc	10,289	493,311

BHFTII-205

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
BP plc	1,449,949	$11,130,035
British American Tobacco plc	166,044	7,755,830
British Land Co. plc (The) (REIT)	73,348	589,541
BT Group plc	630,635	1,851,045
Bunzl plc	27,344	859,919
Burberry Group plc	32,742	860,270
Centrica plc	412,821	833,133
CNH Industrial NV	78,026	936,196
Coca-Cola European Partners plc	16,100	732,067
Compass Group plc	116,519	2,592,071
ConvaTec Group plc	91,978	278,502
Croda International plc	9,266	627,757
DCC plc	7,008	635,780
Diageo plc	178,216	6,314,550
Direct Line Insurance Group plc	89,919	379,422
easyJet plc	10,815	185,072
Experian plc	65,580	1,685,104
Fiat Chrysler Automobiles NV (b)	78,476	1,376,674
G4S plc	108,086	340,649
GlaxoSmithKline plc	360,925	7,234,706
GVC Holdings plc	39,400	471,891
Hammerson plc (REIT)	54,049	321,657
Hargreaves Lansdown plc	20,716	603,109
HSBC Holdings plc	1,456,681	12,722,232
Imperial Brands plc	70,611	2,456,974
Informa plc	91,052	904,128
InterContinental Hotels Group plc	12,234	761,883
International Consolidated Airlines Group S.A. - Class DI	49,850	426,798
Intertek Group plc	11,453	745,026
J Sainsbury plc	120,106	503,579
John Wood Group plc	51,100	514,157
Johnson Matthey plc	15,590	723,235
Kingfisher plc	151,460	509,257
Land Securities Group plc (REIT)	54,641	628,925
Legal & General Group plc	421,904	1,440,829
Lloyds Banking Group plc	5,220,354	4,030,488
London Stock Exchange Group plc	22,230	1,328,704
Marks & Spencer Group plc	137,472	517,178
Meggitt plc	55,862	412,317
Melrose Industries plc	351,107	913,871
Merlin Entertainments plc	52,353	273,115
Micro Focus International plc	33,650	623,831
Mondi plc	27,093	742,190
National Grid plc	249,620	2,575,210
Next plc	11,803	844,974
Pearson plc	63,486	735,443
Persimmon plc	22,805	702,677
Prudential plc	186,011	4,267,562
Reckitt Benckiser Group plc	48,931	4,472,284
RELX plc	78,454	1,651,558
RELX plc (b)	71,198	1,496,392
Rio Tinto plc	87,914	4,437,658
Rolls-Royce Holdings plc (b)	116,835	1,502,688
Royal Bank of Scotland Group plc	355,393	1,149,528
Royal Mail plc	67,965	422,412
RSA Insurance Group plc	74,322	556,773
Sage Group plc (The)	77,930	595,341

Security Description	Shares	Value

United Kingdom—(Continued)
Schroders plc	7,697	$310,247
Segro plc (REIT)	74,212	616,873
Severn Trent plc	20,415	491,888
Sky plc	75,085	1,692,850
Smith & Nephew plc	62,049	1,131,354
Smiths Group plc	31,976	623,553
SSE plc	72,948	1,089,585
St. James’s Place plc	38,927	579,907
Standard Chartered plc	203,987	1,690,177
Standard Life Aberdeen plc	186,397	742,540
Taylor Wimpey plc	240,026	536,705
Tesco plc	690,838	2,159,067
Travis Perkins plc	20,832	289,034
Unilever NV	112,339	6,257,916
Unilever plc	89,367	4,910,572
United Utilities Group plc	57,234	525,085
Vodafone Group plc	1,935,083	4,150,823
Weir Group plc (The)	17,104	393,196
Whitbread plc	14,502	891,527
WM Morrison Supermarkets plc	166,578	563,211
WPP plc	93,040	1,360,780

		154,847,841

United States—0.5%
Carnival plc	13,029	809,654
QIAGEN NV (b)	15,166	574,238
Shire plc	65,970	3,982,110

		5,366,002

Total Common Stocks (Cost $866,087,859)		1,044,807,600

Mutual Fund—3.3%

United States—3.3%
iShares MSCI EAFE ETF (e) (f) (Cost $36,373,053)	534,000	36,306,660

Preferred Stocks—0.5%

Germany—0.5%
Bayerische Motoren Werke (BMW) AG	3,581	281,181
FUCHS Petrolub SE	4,900	273,785
Henkel AG & Co. KGaA	12,893	1,514,102
Porsche Automobil Holding SE	11,105	747,987
Sartorius AG	2,589	420,358
Schaeffler AG	13,141	167,601
Volkswagen AG	13,371	2,348,124

Total Preferred Stocks (Cost $4,461,535)		5,753,138

BHFTII-206

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Short-Term Investments—1.3%

Security Description	Principal Amount*	Value

Discount Notes—0.6%
Federal Home Loan Bank 1.804%, 10/12/18 (g)	125,000	$124,919
1.936%, 10/24/18 (g)	500,000	499,326
2.021%, 11/09/18 (g)	2,350,000	2,344,527
2.042%, 11/14/18 (g)	925,000	922,569
2.053%, 11/07/18 (g)	2,600,000	2,594,254
2.159%, 12/12/18 (g)	400,000	398,256

		6,883,851

U.S. Treasury—0.7%
U.S. Treasury Bills 2.060%, 11/15/18 (g)	1,675,000	1,670,637
2.102%, 12/06/18 (g)	1,925,000	1,917,492
2.106%, 12/13/18 (g)	2,600,000	2,588,810
2.133%, 12/20/18 (g)	1,400,000	1,393,381

		7,570,320

Total Short-Term Investments (Cost $14,455,123)		14,454,171

Securities Lending Reinvestments (h)—1.2%

Bank Note—0.2%
Bank of America N.A. 2.398%, 1M LIBOR + 0.250%, 11/13/18 (i)	2,000,000	2,000,000

Certificate of Deposit—0.1%
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	500,000	500,001

Commercial Paper—0.2%
Bank of China, Ltd. 2.550%, 12/20/18	993,625	994,247
ING Funding LLC 2.453%, 1M LIBOR + 0.320%, 02/08/19 (i)	1,500,000	1,500,766

		2,495,013

Repurchase Agreements—0.6%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $300,056; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $306,000.	300,000	300,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $200,037; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $204,000.	200,000	200,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $300,056; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $306,000.	300,000	$300,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $203,769; collateralized by various Common Stock with an aggregate market value of $222,665.	200,000	200,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $200,793; collateralized by various Common Stock with an aggregate market value of $222,249.	200,000	200,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $1,843,563; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $1,878,656.	1,843,225	1,843,225
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $2,000,961; collateralized by various Common Stock with an aggregate market value of $2,200,429.	2,000,000	2,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $407,930; collateralized by various Common Stock with an aggregate market value of $445,062.	400,000	400,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $303,881; collateralized by various Common Stock with an aggregate market value of $333,797.	300,000	300,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $303,985; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $333,195.	300,000	300,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $303,831; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $333,195.	300,000	300,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $303,735; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $333,195.	300,000	300,000

BHFTII-207

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $303,600; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $333,195.	300,000	$300,000

		6,943,225

Time Deposits—0.1%
Cooperative Rabobank UA New York 2.150%, 10/01/18	400,000	400,000
DZ Bank AG 2.150%, 10/01/18	300,000	300,000
Nordea Bank New York 2.140%, 10/01/18	300,000	300,000
Svenska Handelsbanken AB 2.140%, 10/01/18	300,000	300,000

		1,300,000

Total Securities Lending Reinvestments (Cost $13,237,558)		13,238,239

Total Investments—100.6% (Cost $934,615,128)		1,114,559,808
Other assets and liabilities (net)—(0.6)%		(7,116,993)

Net Assets—100.0%		$1,107,442,815

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Illiquid security. As of September 30, 2018, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $12,694,102 and the collateral received consisted of cash in the amount of $13,236,850. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2018, the market value of securities pledged was $2,719,600.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Ten Largest Industries as of September 30, 2018 (Unaudited)	% of Net Assets
Banks	10.3
Pharmaceuticals	7.2
Oil, Gas & Consumable Fuels	5.7
Insurance	5.2
Chemicals	3.8
Automobiles	3.2
Food Products	2.9
Metals & Mining	2.9
Machinery	2.6
Capital Markets	2.3

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
MSCI EAFE Index Mini Futures	12/21/18	140	USD	13,828,500	$101,209

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTII-208

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$73,861,149	$0	$73,861,149
Austria	—	2,444,376	—	2,444,376
Belgium	—	10,690,321	—	10,690,321
Chile	—	299,851	—	299,851
China	—	1,442,039	—	1,442,039
Denmark	—	17,712,943	—	17,712,943
Finland	—	11,127,780	—	11,127,780
France	—	114,119,327	—	114,119,327
Germany	—	93,018,129	—	93,018,129
Hong Kong	418,770	33,927,696	—	34,346,466
Ireland	586,704	5,912,245	—	6,498,949
Israel	2,609,735	3,169,935	—	5,779,670
Italy	—	20,737,882	—	20,737,882
Japan	—	258,233,438	—	258,233,438
Jersey, Channel Islands	—	464,866	—	464,866
Luxembourg	—	3,691,858	—	3,691,858
Macau	—	1,006,971	—	1,006,971
Mexico	—	159,279	—	159,279
Netherlands	2,163,150	46,879,005	—	49,042,155
New Zealand	—	2,362,473	—	2,362,473
Norway	—	8,221,869	—	8,221,869
Portugal	—	1,687,433	0	1,687,433
Singapore	—	13,261,022	—	13,261,022
South Africa	—	2,258,809	—	2,258,809
Spain	—	30,430,120	—	30,430,120
Sweden	—	28,390,049	—	28,390,049
Switzerland	—	92,969,708	—	92,969,708
United Arab Emirates	—	334,825	—	334,825
United Kingdom	2,228,459	152,619,382	—	154,847,841
United States	—	5,366,002	—	5,366,002
Total Common Stocks	8,006,818	1,036,800,782	0	1,044,807,600
Total Mutual Fund*	36,306,660	—	—	36,306,660
Total Preferred Stocks*	—	5,753,138	—	5,753,138
Total Short-Term Investments*	—	14,454,171	—	14,454,171
Total Securities Lending Reinvestments*	—	13,238,239	—	13,238,239
Total Investments	$44,313,478	$1,070,246,330	$0	$1,114,559,808

Collateral for Securities Loaned (Liability)	$—	$(13,236,850)	$—	$(13,236,850)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$101,209	$—	$—	$101,209

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2018 is not presented.

Transfers from Level 1 to Level 2 in the amount of $1,751,717 were due to the application of a systematic fair valuation model factor.

BHFTII-209

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
AAR Corp.	13,862	$663,851
Aerojet Rocketdyne Holdings, Inc. (a) (b)	29,728	1,010,455
Aerovironment, Inc. (a) (b)	8,967	1,005,828
Astronics Corp. (a)	10,382	451,617
Axon Enterprise, Inc. (a)	25,220	1,725,804
Cubic Corp.	10,857	793,104
Ducommun, Inc. (a)	5,959	243,365
Engility Holdings, Inc. (a)	8,737	314,445
Esterline Technologies Corp. (a) (b)	10,995	999,995
KEYW Holding Corp. (The) (a)	23,342	202,142
KLX, Inc. (a)	21,169	1,328,990
Kratos Defense & Security Solutions, Inc. (a) (b)	39,769	587,786
Maxar Technologies, Ltd.	25,232	834,422
Mercury Systems, Inc. (a)	21,590	1,194,359
Moog, Inc. - Class A	14,345	1,233,240
National Presto Industries, Inc. (b)	2,572	333,460
Triumph Group, Inc. (b)	24,082	561,111
Vectrus, Inc. (a)	5,647	176,130
Wesco Aircraft Holdings, Inc. (a)	26,069	293,276

		13,953,380

Air Freight & Logistics—0.3%
Air Transport Services Group, Inc. (a)	27,538	591,241
Atlas Air Worldwide Holdings, Inc. (a)	10,224	651,780
Echo Global Logistics, Inc. (a) (b)	13,053	403,990
Forward Air Corp.	12,974	930,236
HUB Group, Inc. - Class A (a)	15,117	689,335

		3,266,582

Airlines—0.4%
Allegiant Travel Co.	5,919	750,529
Hawaiian Holdings, Inc.	22,400	898,240
SkyWest, Inc.	22,461	1,322,953
Spirit Airlines, Inc. (a) (b)	29,078	1,365,794

		4,337,516

Auto Components—1.0%
American Axle & Manufacturing Holdings, Inc. (a) (b)	51,196	892,858
Cooper Tire & Rubber Co. (b)	20,979	593,706
Cooper-Standard Holdings, Inc. (a)	7,342	880,893
Dana, Inc.	65,547	1,223,762
Dorman Products, Inc. (a) (b)	11,341	872,350
Fox Factory Holding Corp. (a) (b)	16,609	1,163,460
Gentherm, Inc. (a)	17,276	785,194
LCI Industries	10,785	892,998
Modine Manufacturing Co. (a)	23,187	345,486
Motorcar Parts of America, Inc. (a) (b)	8,000	187,600
Standard Motor Products, Inc.	9,638	474,382
Stoneridge, Inc. (a)	13,705	407,313
Superior Industries International, Inc.	12,615	215,086
Tenneco, Inc.	22,605	952,575
Tower International, Inc.	10,455	316,264

		10,203,927

Security Description	Shares	Value

Automobiles—0.0%
Winnebago Industries, Inc.	14,967	$496,156

Banks—9.2%
1st Source Corp.	7,645	402,280
Access National Corp.	7,093	192,291
ACNB Corp.	3,451	128,377
Allegiance Bancshares, Inc. (a)	5,825	242,903
American National Bankshares, Inc.	4,311	168,129
Ameris Bancorp	18,334	837,864
Arrow Financial Corp. (b)	6,358	235,253
Atlantic Capital Bancshares, Inc. (a)	10,440	174,870
Banc of California, Inc.	18,620	351,918
BancFirst Corp.	8,433	505,558
Bancorp, Inc. (The) (a)	25,747	246,914
BancorpSouth Bank (b)	40,565	1,326,476
Bank of Marin Bancorp	3,199	268,396
Bank of NT Butterfield & Son, Ltd. (The)	23,242	1,205,330
Banner Corp.	14,787	919,308
Bar Harbor Bankshares	7,342	210,862
Baycom Corp. (a)	5,323	142,018
Berkshire Hills Bancorp, Inc. (b)	18,786	764,590
Blue Hills Bancorp, Inc.	13,063	314,818
Boston Private Financial Holdings, Inc.	40,232	549,167
Bridge Bancorp, Inc.	8,870	294,484
Brookline Bancorp, Inc.	36,642	611,921
Bryn Mawr Bank Corp.	9,382	440,016
Business First Bancshares, Inc.	5,338	141,724
Byline Bancorp, Inc. (a)	8,170	185,459
Cadence BanCorp	32,156	839,915
Cambridge Bancorp	1,469	132,195
Camden National Corp.	7,839	340,526
Capital City Bank Group, Inc.	5,769	134,648
Carolina Financial Corp.	8,963	338,084
Cathay General Bancorp (b)	34,405	1,425,743
CBTX, Inc.	8,948	318,012
CenterState Bank Corp.	38,953	1,092,632
Central Pacific Financial Corp.	15,142	400,203
Chemical Financial Corp.	30,603	1,634,200
Citizens & Northern Corp.	6,716	175,623
City Holding Co. (b)	7,242	556,186
Civista Bancshares, Inc.	6,893	166,052
CNB Financial Corp. (b)	6,782	195,729
Codorus Valley Bancorp, Inc.	4,514	141,017
Columbia Banking System, Inc.	32,810	1,272,044
Community Bank System, Inc. (b)	22,304	1,362,105
Community Trust Bancorp, Inc.	7,150	331,403
ConnectOne Bancorp, Inc.	13,860	329,175
Customers Bancorp, Inc. (a)	13,560	319,067
CVB Financial Corp. (b)	49,490	1,104,617
Eagle Bancorp, Inc. (a)	15,010	759,506
Enterprise Bancorp, Inc.	4,064	139,761
Enterprise Financial Services Corp.	10,782	571,985
Equity Bancshares, Inc. - Class A (a)	5,404	212,161
Farmers & Merchants Bancorp, Inc.	4,006	170,616
Farmers National Banc Corp.	13,414	205,234
FB Financial Corp.	6,411	251,183
FCB Financial Holdings, Inc. - Class A (a)	19,470	922,878

BHFTII-210

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Fidelity Southern Corp.	10,827	$268,293
Financial Institutions, Inc.	6,461	202,875
First BanCorp (a)	86,676	788,752
First Bancorp	12,826	519,581
First Bancorp, Inc.	5,308	153,773
First Bancshares, Inc. (The)	6,100	238,205
First Busey Corp.	20,300	630,315
First Commonwealth Financial Corp.	45,936	741,407
First Community Bancshares, Inc.	8,470	286,964
First Connecticut Bancorp, Inc.	7,629	225,437
First Financial Bancorp	41,209	1,223,907
First Financial Bankshares, Inc. (b)	27,909	1,649,422
First Financial Corp.	5,203	261,191
First Foundation, Inc. (a)	17,720	276,786
First Internet Bancorp	4,019	122,379
First Interstate BancSystem, Inc. - Class A	15,279	684,499
First Merchants Corp.	22,695	1,021,048
First Mid-Illinois Bancshares, Inc.	5,809	234,277
First Midwest Bancorp, Inc.	43,816	1,165,067
First of Long Island Corp. (The)	9,924	215,847
Flushing Financial Corp.	13,422	327,497
Franklin Financial Network, Inc. (a) (b)	4,922	192,450
Fulton Financial Corp.	76,291	1,270,245
German American Bancorp, Inc.	10,138	357,669
Glacier Bancorp, Inc. (b)	36,365	1,566,968
Great Southern Bancorp, Inc.	4,991	276,252
Great Western Bancorp, Inc. (b)	26,273	1,108,458
Green Bancorp, Inc.	11,285	249,399
Guaranty Bancorp	11,425	339,323
Guaranty Bancshares, Inc.	3,924	118,623
Hancock Holding Co.	36,710	1,745,560
Hanmi Financial Corp.	15,681	390,457
HarborOne Bancorp, Inc. (a)	7,489	143,190
Heartland Financial USA, Inc. (b)	13,588	788,783
Heritage Commerce Corp.	17,854	266,382
Heritage Financial Corp. (b)	15,777	554,562
Hilltop Holdings, Inc.	34,409	694,030
Home BancShares, Inc. (b)	68,087	1,491,105
HomeTrust Bancshares, Inc. (a)	8,531	248,679
Hope Bancorp, Inc.	53,525	865,499
Horizon Bancorp	17,556	346,731
Iberiabank Corp.	24,314	1,977,944
Independent Bank Corp.	11,863	280,560
Independent Bank Corp./Rockland Trust	11,523	951,800
Independent Bank Group, Inc.	9,806	650,138
International Bancshares Corp.	23,225	1,045,125
Investors Bancorp, Inc.	113,703	1,395,136
Lakeland Bancorp, Inc.	19,901	359,213
Lakeland Financial Corp.	11,384	529,128
LegacyTexas Financial Group, Inc.	21,060	897,156
Live Oak Bancshares, Inc. (b)	10,534	282,311
Macatawa Bank Corp.	14,416	168,811
MB Financial, Inc.	35,622	1,642,530
Mercantile Bank Corp.	8,647	288,550
Metropolitan Bank Holding Corp. (a)	3,277	134,750
Midland States Bancorp, Inc. (b)	10,034	322,091
MidWestOne Financial Group, Inc.	5,585	186,036

Security Description	Shares	Value

Banks—(Continued)
National Bank Holdings Corp. - Class A	12,889	$485,271
National Bankshares, Inc.	3,487	158,484
National Commerce Corp. (a)	7,109	293,602
NBT Bancorp, Inc. (b)	20,117	772,090
Nicolet Bankshares, Inc. (a)	4,410	240,389
Northrim BanCorp, Inc.	3,529	146,630
OFG Bancorp	19,884	321,127
Old Line Bancshares, Inc.	7,597	240,369
Old National Bancorp	69,241	1,336,351
Old Second Bancorp, Inc.	14,296	220,873
Opus Bank (b)	8,631	236,489
Origin Bancorp, Inc. (b)	6,937	261,178
Pacific Premier Bancorp, Inc. (a)	21,020	781,944
Park National Corp.	5,741	606,020
Peapack Gladstone Financial Corp.	8,311	256,727
People’s Utah Bancorp	7,011	238,023
Peoples Bancorp, Inc.	8,443	295,758
Peoples Financial Services Corp.	3,673	155,735
Preferred Bank (b)	6,573	384,521
QCR Holdings, Inc.	5,811	237,379
RBB Bancorp	6,720	164,640
Reliant Bancorp, Inc.	5,179	132,427
Renasant Corp.	22,158	913,131
Republic Bancorp, Inc. - Class A	5,421	249,908
Republic First Bancorp, Inc. (a)	22,031	157,522
S&T Bancorp, Inc. (b)	15,660	679,018
Sandy Spring Bancorp, Inc.	16,080	632,105
Seacoast Banking Corp. of Florida (a) (b)	21,315	622,398
ServisFirst Bancshares, Inc. (b)	20,928	819,331
Sierra Bancorp	5,841	168,805
Simmons First National Corp. - Class A	41,478	1,221,527
SmartFinancial, Inc. (a)	5,821	137,085
South State Corp.	16,714	1,370,548
Southern First Bancshares, Inc. (a)	3,419	134,367
Southern National Bancorp of Virginia, Inc.	10,799	174,944
Southside Bancshares, Inc. (b)	15,530	540,444
State Bank Financial Corp.	16,379	494,318
Stock Yards Bancorp, Inc.	10,633	385,978
Summit Financial Group, Inc.	5,705	132,413
Tompkins Financial Corp.	6,912	561,185
Towne Bank	30,317	935,279
TriCo Bancshares	11,734	453,167
TriState Capital Holdings, Inc. (a)	11,422	315,247
Triumph Bancorp, Inc. (a) (b)	11,267	430,399
Trustmark Corp. (b)	31,188	1,049,476
UMB Financial Corp. (b)	20,613	1,461,462
Union Bankshares Corp. (b)	30,030	1,157,056
United Bankshares, Inc. (b)	43,338	1,575,336
United Community Banks, Inc.	34,521	962,791
Univest Corp. of Pennsylvania	12,133	320,918
Valley National Bancorp (b)	147,264	1,656,720
Veritex Holdings, Inc. (a)	11,061	312,584
Washington Trust Bancorp, Inc.	7,713	426,529
WesBanco, Inc.	23,770	1,059,667
West Bancorp, Inc.	8,036	188,846
Westamerica Bancorp (b)	11,738	706,158

		92,439,281

BHFTII-211

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—0.3%
Boston Beer Co., Inc. (The) - Class A (a)	3,688	$1,060,300
Coca-Cola Bottling Co. Consolidated	2,376	433,097
MGP Ingredients, Inc. (b)	6,119	483,279
National Beverage Corp. (a) (b)	4,782	557,677
Primo Water Corp. (a)	15,449	278,854

		2,813,207

Biotechnology—6.5%
Abeona Therapeutics, Inc. (a) (b)	12,572	160,922
ACADIA Pharmaceuticals, Inc. (a) (b)	45,819	951,202
Acceleron Pharma, Inc. (a) (b)	17,406	996,145
Achillion Pharmaceuticals, Inc. (a)	65,605	241,426
Acorda Therapeutics, Inc. (a) (b)	20,455	401,941
Adamas Pharmaceuticals, Inc. (a) (b)	10,769	215,595
Aduro Biotech, Inc. (a)	31,799	233,723
Adverum Biotechnologies, Inc. (a) (b)	28,341	171,463
Aimmune Therapeutics, Inc. (a) (b)	20,346	555,039
Akebia Therapeutics, Inc. (a)	21,429	189,218
Albireo Pharma, Inc. (a)	4,713	155,340
Alder Biopharmaceuticals, Inc. (a)	25,046	417,016
Allakos, Inc. (a)	6,159	277,093
AMAG Pharmaceuticals, Inc. (a)	16,034	320,680
Amicus Therapeutics, Inc. (a) (b)	85,724	1,036,403
AnaptysBio, Inc. (a)	8,239	822,005
Apellis Pharmaceuticals, Inc. (a) (b)	17,298	307,558
Aptinyx, Inc. (a)	9,990	289,310
Arbutus Biopharma Corp. (a)	18,578	175,562
Arena Pharmaceuticals, Inc. (a) (b)	22,490	1,034,990
Arqule, Inc. (a)	43,816	247,999
Array BioPharma, Inc. (a) (b)	91,194	1,386,149
Arrowhead Pharmaceuticals, Inc. (a) (b)	40,960	785,203
Atara Biotherapeutics, Inc. (a)	18,837	778,910
Athenex, Inc. (a) (b)	20,171	313,457
Audentes Therapeutics, Inc. (a)	14,989	593,415
AVEO Pharmaceuticals, Inc. (a) (b)	53,104	175,774
Avid Bioservices, Inc. (a)	26,181	179,602
Avrobio, Inc. (a)	5,050	261,944
BioCryst Pharmaceuticals, Inc. (a)	50,588	385,986
Biohaven Pharmaceutical Holding Co., Ltd. (a)	12,167	456,871
BioSpecifics Technologies Corp. (a)	3,035	177,517
Blueprint Medicines Corp. (a) (b)	17,806	1,389,936
CareDx, Inc. (a)	16,080	463,908
CASI Pharmaceuticals, Inc. (a)	26,316	122,896
Catalyst Pharmaceuticals, Inc. (a)	49,243	186,139
ChemoCentryx, Inc. (a)	12,392	156,635
Clovis Oncology, Inc. (a) (b)	21,967	645,171
Coherus Biosciences, Inc. (a)	22,472	370,788
Concert Pharmaceuticals, Inc. (a)	8,973	133,159
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	23,089	174,322
Cytokinetics, Inc. (a)	18,716	184,353
CytomX Therapeutics, Inc. (a)	18,290	338,365
Deciphera Pharmaceuticals, Inc. (a)	3,916	151,628
Denali Therapeutics, Inc. (a) (b)	20,915	454,692
Dicerna Pharmaceuticals, Inc. (a)	21,711	331,310
Dynavax Technologies Corp. (a)	28,690	355,756
Eagle Pharmaceuticals, Inc. (a) (b)	4,988	345,818

Security Description	Shares	Value

Biotechnology—(Continued)
Editas Medicine, Inc. (a) (b)	21,164	$673,438
Emergent BioSolutions, Inc. (a)	18,841	1,240,303
Enanta Pharmaceuticals, Inc. (a) (b)	7,598	649,325
Epizyme, Inc. (a)	25,075	265,795
Esperion Therapeutics, Inc. (a) (b)	10,901	483,677
Fate Therapeutics, Inc. (a)	23,078	375,941
FibroGen, Inc. (a)	32,242	1,958,701
Five Prime Therapeutics, Inc. (a) (b)	19,957	277,801
Flexion Therapeutics, Inc. (a) (b)	15,518	290,342
G1 Therapeutics, Inc. (a) (b)	9,655	504,860
Genomic Health, Inc. (a)	8,834	620,323
Geron Corp. (a) (b)	77,629	136,627
Global Blood Therapeutics, Inc. (a) (b)	23,097	877,686
GlycoMimetics, Inc. (a)	16,635	239,544
Halozyme Therapeutics, Inc. (a) (b)	55,733	1,012,669
Heron Therapeutics, Inc. (a)	29,366	929,434
ImmunoGen, Inc. (a)	59,746	565,795
Immunomedics, Inc. (a) (b)	60,415	1,258,444
Inovio Pharmaceuticals, Inc. (a)	36,297	201,811
Insmed, Inc. (a) (b)	33,233	671,971
Insys Therapeutics, Inc. (a) (b)	14,114	142,269
Intellia Therapeutics, Inc. (a) (b)	15,741	450,507
Intercept Pharmaceuticals, Inc. (a)	9,225	1,165,671
Intrexon Corp. (a) (b)	32,766	564,231
Invitae Corp. (a)	31,538	527,631
Iovance Biotherapeutics, Inc. (a) (b)	38,763	436,084
Ironwood Pharmaceuticals, Inc. (a)	63,682	1,175,570
Kadmon Holdings, Inc. (a)	50,200	167,668
Karyopharm Therapeutics, Inc. (a)	23,047	392,490
Keryx Biopharmaceuticals, Inc. (a) (b)	5,191	17,649
Kindred Biosciences, Inc. (a)	13,711	191,268
Kura Oncology, Inc. (a)	13,652	238,910
La Jolla Pharmaceutical Co. (a) (b)	12,259	246,774
Lexicon Pharmaceuticals, Inc. (a) (b)	23,843	254,405
Ligand Pharmaceuticals, Inc. (a) (b)	9,331	2,561,266
Loxo Oncology, Inc. (a)	12,113	2,069,264
MacroGenics, Inc. (a)	18,661	400,092
Madrigal Pharmaceuticals, Inc. (a) (b)	3,123	668,728
MediciNova, Inc. (a) (b)	18,638	232,789
MiMedx Group, Inc. (a) (b)	48,233	298,080
Minerva Neurosciences, Inc. (a)	16,304	204,615
Mirati Therapeutics, Inc. (a)	8,594	404,777
Momenta Pharmaceuticals, Inc. (a)	35,673	938,200
Myriad Genetics, Inc. (a) (b)	29,763	1,369,098
Natera, Inc. (a)	13,813	330,683
Novavax, Inc. (a) (b)	181,370	340,976
Opko Health, Inc. (a) (b) (c)	124,642	431,261
PDL BioPharma, Inc. (a)	76,001	199,883
Pieris Pharmaceuticals, Inc. (a)	20,651	115,646
Portola Pharmaceuticals, Inc. (a) (b)	29,932	797,089
Progenics Pharmaceuticals, Inc. (a)	32,263	202,289
Prothena Corp. plc (a)	18,324	239,678
PTC Therapeutics, Inc. (a) (b)	21,050	989,350
Puma Biotechnology, Inc. (a)	13,791	632,317
Radius Health, Inc. (a)	17,562	312,604
REGENXBIO, Inc. (a)	14,093	1,064,022
Repligen Corp. (a) (b)	17,598	975,985

BHFTII-212

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Retrophin, Inc. (a)	18,842	$541,331
Rhythm Pharmaceuticals, Inc. (a)	6,192	180,621
Rigel Pharmaceuticals, Inc. (a)	68,148	218,755
Rocket Pharmaceuticals, Inc. (a) (b)	10,482	258,067
Rubius Therapeutics, Inc. (a)	10,781	258,744
Sangamo Therapeutics, Inc. (a) (b)	47,157	799,311
Savara, Inc. (a)	13,047	145,605
Selecta Biosciences, Inc. (a) (b)	9,260	143,993
Solid Biosciences, Inc. (a) (b)	5,744	271,002
Sorrento Therapeutics, Inc. (a) (b)	42,779	188,228
Spark Therapeutics, Inc. (a) (b)	14,454	788,466
Spectrum Pharmaceuticals, Inc. (a) (b)	45,835	770,028
Stemline Therapeutics, Inc. (a)	11,947	198,320
Synergy Pharmaceuticals, Inc. (a) (b)	121,416	206,407
Syros Pharmaceuticals, Inc. (a)	13,108	156,116
TG Therapeutics, Inc. (a) (b)	28,284	158,390
Ultragenyx Pharmaceutical, Inc. (a) (b)	20,227	1,544,129
Vanda Pharmaceuticals, Inc. (a)	24,336	558,511
Veracyte, Inc. (a)	14,557	139,019
Verastem, Inc. (a) (b)	26,692	193,517
Vericel Corp. (a)	18,632	263,643
Viking Therapeutics, Inc. (a) (b)	21,697	377,962
Voyager Therapeutics, Inc. (a)	10,649	201,479
Xencor, Inc. (a)	21,420	834,737
Zafgen, Inc. (a)	15,349	179,430
ZIOPHARM Oncology, Inc. (a) (b)	64,378	206,010

		65,266,461

Building Products—1.3%
AAON, Inc. (b)	19,095	721,791
Advanced Drainage Systems, Inc.	16,264	502,558
American Woodmark Corp. (a)	6,699	525,536
Apogee Enterprises, Inc. (b)	11,475	474,147
Armstrong Flooring, Inc. (a)	11,681	211,426
Builders FirstSource, Inc. (a)	50,475	740,973
Caesarstone, Ltd. (b)	11,687	216,794
Continental Building Products, Inc. (a)	17,313	650,103
CSW Industrials, Inc. (a)	7,377	396,145
Gibraltar Industries, Inc. (a)	14,856	677,434
Griffon Corp. (b)	14,438	233,174
Insteel Industries, Inc.	9,004	323,063
JELD-WEN Holding, Inc. (a)	31,537	777,702
Masonite International Corp. (a)	12,167	779,905
NCI Building Systems, Inc. (a)	19,586	296,728
Patrick Industries, Inc. (a) (b)	10,680	632,256
PGT Innovations, Inc. (a)	22,494	485,870
Quanex Building Products Corp.	17,697	322,085
Simpson Manufacturing Co., Inc. (b)	17,526	1,269,934
Trex Co., Inc. (a)	25,565	1,967,994
Universal Forest Products, Inc.	25,733	909,147

		13,114,765

Capital Markets—1.2%
Arlington Asset Investment Corp. - Class A (b)	10,056	93,923
Artisan Partners Asset Management, Inc. - Class A	21,101	683,672
B. Riley Financial, Inc. (b)	10,620	240,543

Security Description	Shares	Value

Capital Markets—(Continued)
Blucora, Inc. (a)	20,338	$818,604
BrightSphere Investment Group plc	35,717	442,891
Cohen & Steers, Inc. (b)	9,693	393,633
Cowen Group, Inc. (a) (b)	13,196	215,095
Diamond Hill Investment Group, Inc.	1,546	255,693
Donnelley Financial Solutions, Inc. (a)	16,100	288,512
Federated Investors, Inc. - Class B (b)	44,522	1,073,871
Focus Financial Partners, Inc. - Class A (a)	10,643	505,117
Greenhill & Co., Inc.	10,011	263,790
Hamilton Lane, Inc. - Class A	6,064	268,514
Houlihan Lokey, Inc.	13,824	621,112
International FCStone, Inc. (a)	7,668	370,518
Investment Technology Group, Inc.	13,078	283,269
Moelis & Co. - Class A	20,136	1,103,453
Oppenheimer Holdings, Inc. - Class A	4,998	157,937
Piper Jaffray Cos.	7,063	539,260
PJT Partners, Inc. - Class A	9,330	488,425
Stifel Financial Corp.	29,695	1,522,166
Virtus Investment Partners, Inc.	3,239	368,436
Waddell & Reed Financial, Inc. - Class A (b)	33,654	712,792
Westwood Holdings Group, Inc.	3,235	167,379
WisdomTree Investments, Inc.	53,688	455,274

		12,333,879

Chemicals—2.0%
AdvanSix, Inc. (a)	14,472	491,324
American Vanguard Corp.	14,887	267,966
Balchem Corp.	13,712	1,536,978
Chase Corp.	3,533	424,490
Ferro Corp. (a)	38,898	903,212
FutureFuel Corp.	10,195	189,015
GCP Applied Technologies, Inc. (a)	33,065	877,876
Hawkins, Inc.	4,778	198,048
HB Fuller Co.	21,308	1,100,984
Ingevity Corp. (a)	18,263	1,860,634
Innophos Holdings, Inc.	9,207	408,791
Innospec, Inc.	11,303	867,505
Intrepid Potash, Inc. (a)	46,261	166,077
KMG Chemicals, Inc.	6,159	465,374
Koppers Holdings, Inc. (a)	10,265	319,755
Kraton Corp. (a)	14,021	661,090
Kronos Worldwide, Inc.	11,199	181,984
Minerals Technologies, Inc.	16,213	1,095,999
OMNOVA Solutions, Inc. (a)	21,500	211,775
PolyOne Corp.	34,248	1,497,323
PQ Group Holdings, Inc. (a)	14,392	251,428
Quaker Chemical Corp.	5,838	1,180,502
Rayonier Advanced Materials, Inc.	22,944	422,858
Sensient Technologies Corp. (b)	18,001	1,377,257
Stepan Co.	9,222	802,406
Trecora Resources (a) (b)	10,819	151,466
Tredegar Corp.	13,367	289,396
Trinseo S.A.	17,985	1,408,225
Tronox, Ltd. - Class A	43,198	516,216

		20,125,954

BHFTII-213

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—2.5%
ABM Industries, Inc. (b)	30,335	$978,304
ACCO Brands Corp.	48,975	553,417
Advanced Disposal Services, Inc. (a)	33,294	901,602
Brady Corp. - Class A	21,723	950,381
BrightView Holdings, Inc. (a)	17,270	277,184
Brink’s Co. (The)	21,381	1,491,325
Casella Waste Systems, Inc. - Class A (a)	16,372	508,514
Cimpress NV (a)	9,290	1,269,107
Covanta Holding Corp.	53,904	875,940
Deluxe Corp.	21,616	1,230,815
Ennis, Inc.	14,123	288,815
Essendant, Inc.	18,301	234,619
Healthcare Services Group, Inc. (b)	31,273	1,270,309
Heritage-Crystal Clean, Inc. (a)	7,474	159,570
Herman Miller, Inc.	27,251	1,046,438
HNI Corp.	18,317	810,344
Interface, Inc.	27,071	632,108
Kimball International, Inc. - Class B	16,738	280,362
Knoll, Inc.	23,781	557,664
LSC Communications, Inc. (b)	16,124	178,331
Matthews International Corp. - Class A (b)	14,349	719,602
McGrath RentCorp	10,515	572,752
Mobile Mini, Inc.	20,245	887,743
MSA Safety, Inc.	14,519	1,545,402
Multi-Color Corp. (b)	6,168	383,958
Pitney Bowes, Inc. (b)	71,767	508,110
Quad/Graphics, Inc.	13,076	272,504
RR Donnelley & Sons Co.	33,165	179,091
SP Plus Corp. (a)	10,567	385,696
Steelcase, Inc. - Class A	39,276	726,606
Team, Inc. (a) (b)	14,183	319,118
Tetra Tech, Inc. (d)	24,133	1,648,284
U.S. Ecology, Inc.	10,067	742,441
UniFirst Corp.	6,967	1,209,820
Viad Corp.	8,932	529,221
VSE Corp.	4,190	138,815

		25,264,312

Communications Equipment—1.6%
Acacia Communications, Inc. (a)	12,769	528,254
ADTRAN, Inc.	24,190	426,953
Applied Optoelectronics, Inc. (a) (b)	8,622	212,619
CalAmp Corp. (a)	14,239	341,166
Calix, Inc. (a)	21,486	174,037
Casa Systems, Inc. (a) (b)	12,603	185,894
Ciena Corp. (a)	61,746	1,928,945
Comtech Telecommunications Corp.	11,475	416,198
Digi International, Inc. (a)	12,500	168,125
Extreme Networks, Inc. (a)	50,414	276,269
Finisar Corp. (a) (b)	52,901	1,007,764
Harmonic, Inc. (a) (b)	38,803	213,417
Infinera Corp. (a) (b)	66,643	486,494
InterDigital, Inc. (b)	14,704	1,176,320
Lumentum Holdings, Inc. (a)	26,818	1,607,739
NETGEAR, Inc. (a) (b)	13,343	838,608
NetScout Systems, Inc. (a) (b)	36,399	919,075

Security Description	Shares	Value

Communications Equipment—(Continued)
Oclaro, Inc. (a)	75,775	$677,428
Plantronics, Inc. (b)	14,059	847,758
Quantenna Communications, Inc. (a)	15,870	292,801
Ribbon Communications, Inc. (a)	25,862	176,637
ViaSat, Inc. (a) (b)	24,578	1,571,763
Viavi Solutions, Inc. (a)	100,089	1,135,009

		15,609,273

Construction & Engineering—1.0%
Aegion Corp. (a) (b)	15,075	382,604
Argan, Inc. (b)	6,140	264,020
Comfort Systems USA, Inc.	16,446	927,554
Dycom Industries, Inc. (a) (b)	13,476	1,140,070
EMCOR Group, Inc.	25,321	1,901,860
Granite Construction, Inc. (b)	19,793	904,540
Great Lakes Dredge & Dock Corp. (a)	27,775	172,205
KBR, Inc.	62,037	1,310,842
MasTec, Inc. (a) (b)	28,988	1,294,314
MYR Group, Inc. (a)	6,874	224,367
NV5 Global, Inc. (a) (b)	3,969	344,112
Primoris Services Corp.	17,845	442,913
Sterling Construction Co., Inc. (a)	13,246	189,683
Tutor Perini Corp. (a) (b)	19,192	360,810
Willscot Corp. (a) (b)	14,553	249,584

		10,109,478

Construction Materials—0.1%
Summit Materials, Inc. - Class A (a) (b)	51,305	932,725
U.S. Concrete, Inc. (a) (b)	7,217	330,899

		1,263,624

Consumer Finance—0.7%
Curo Group Holdings Corp. (a)	5,722	172,976
Encore Capital Group, Inc. (a) (b)	11,469	411,164
Enova International, Inc. (a)	15,391	443,261
EZCORP, Inc. - Class A (a)	25,543	273,310
FirstCash, Inc.	19,348	1,586,536
Green Dot Corp. - Class A (a)	21,516	1,911,051
LendingClub Corp. (a)	142,833	554,192
Nelnet, Inc. - Class A	9,125	521,676
PRA Group, Inc. (a) (b)	19,388	697,968
Regional Management Corp. (a)	5,496	158,450
World Acceptance Corp. (a)	2,848	325,697

		7,056,281

Containers & Packaging—0.1%
Greif, Inc. - Class A (b)	12,112	649,930
Greif, Inc. - Class B	2,277	131,269
Myers Industries, Inc.	14,676	341,217

		1,122,416

Distributors—0.1%
Core-Mark Holding Co., Inc.	21,704	737,068

BHFTII-214

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—0.8%
Adtalem Global Education, Inc. (a)	27,412	$1,321,259
American Public Education, Inc. (a)	6,406	211,718
Career Education Corp. (a)	31,150	465,070
Carriage Services, Inc.	7,506	161,754
Chegg, Inc. (a)	48,634	1,382,665
Houghton Mifflin Harcourt Co. (a)	34,105	238,735
K12, Inc. (a)	17,337	306,865
Laureate Education, Inc. - Class A (a)	37,380	577,147
Regis Corp. (a)	18,180	371,417
Sotheby’s (a)	15,890	781,629
Strategic Education, Inc.	9,106	1,247,795
Weight Watchers International, Inc. (a)	17,564	1,264,432

		8,330,486

Diversified Financial Services—0.2%
Banco Latinoamericano de Comercio Exterior S.A. - Class E	14,005	292,985
Cannae Holdings, Inc. (a)	30,326	635,330
FGL Holdings (a)	61,920	554,184
On Deck Capital, Inc. (a)	25,436	192,550

		1,675,049

Diversified Telecommunication Services—0.6%
ATN International, Inc. (b)	4,754	351,226
Cincinnati Bell, Inc. (a)	19,517	311,296
Cogent Communications Holdings, Inc.	19,575	1,092,285
Consolidated Communications Holdings, Inc. (b)	32,698	426,382
Frontier Communications Corp. (b)	47,610	308,989
Intelsat S.A. (a)	18,597	557,910
Iridium Communications, Inc. (a)	44,054	991,215
Ooma, Inc. (a)	9,215	152,969
ORBCOMM, Inc. (a) (b)	31,662	343,849
pdvWireless, Inc. (a)	4,481	151,906
Vonage Holdings Corp. (a)	92,718	1,312,887

		6,000,914

Electric Utilities—1.0%
ALLETE, Inc.	22,048	1,653,820
El Paso Electric Co.	17,076	976,747
IDACORP, Inc.	21,685	2,151,803
MGE Energy, Inc.	15,960	1,019,046
Otter Tail Corp.	18,035	863,877
PNM Resources, Inc.	36,376	1,435,033
Portland General Electric Co.	40,066	1,827,410

		9,927,736

Electrical Equipment—0.7%
Allied Motion Technologies, Inc.	3,283	178,694
Atkore International Group, Inc. (a)	18,445	489,346
AZZ, Inc.	10,507	530,603
Encore Wire Corp.	9,729	487,423
Energous Corp. (a) (b)	8,994	91,019
EnerSys	19,020	1,657,212
Enphase Energy, Inc. (a) (b)	17,580	85,263
Generac Holdings, Inc. (a)	26,660	1,503,891
Plug Power, Inc. (a) (b)	43,715	83,933

Security Description	Shares	Value

Electrical Equipment—(Continued)
Powell Industries, Inc.	4,404	$159,689
Sunrun, Inc. (a)	43,801	544,884
Thermon Group Holdings, Inc. (a)	15,847	408,536
TPI Composites, Inc. (a)	7,332	209,329
Vicor Corp. (a)	7,027	323,242

		6,753,064

Electronic Equipment, Instruments & Components—2.3%
Anixter International, Inc. (a)	13,642	959,033
AVX Corp.	21,871	394,772
Badger Meter, Inc. (b)	11,611	614,802
Bel Fuse, Inc. - Class B	4,708	124,762
Belden, Inc. (b)	17,022	1,215,541
Benchmark Electronics, Inc. (b)	20,690	484,146
Control4 Corp. (a) (b)	10,604	364,035
CTS Corp.	15,701	538,544
Daktronics, Inc.	17,820	139,709
Electro Scientific Industries, Inc. (a) (b)	16,104	281,015
ePlus, Inc. (a)	6,246	579,004
Fabrinet (a)	14,928	690,569
FARO Technologies, Inc. (a)	7,841	504,568
Fitbit, Inc. - Class A (a) (b)	94,378	504,922
II-VI, Inc. (a)	28,216	1,334,617
Insight Enterprises, Inc. (a) (d)	15,396	832,770
Itron, Inc. (a)	14,816	951,187
KEMET Corp. (a)	25,798	478,553
Kimball Electronics, Inc. (a)	14,109	277,242
Knowles Corp. (a)	40,362	670,816
Mesa Laboratories, Inc.	1,474	273,604
Methode Electronics, Inc.	15,351	555,706
MTS Systems Corp.	7,482	409,640
Novanta, Inc. (a)	13,765	941,526
OSI Systems, Inc. (a) (b)	7,093	541,267
Park Electrochemical Corp.	10,569	205,990
PC Connection, Inc.	5,366	208,684
Plexus Corp. (a) (d)	13,647	798,486
Rogers Corp. (a)	8,166	1,203,015
Sanmina Corp. (a)	31,844	878,894
ScanSource, Inc. (a)	12,162	485,264
SYNNEX Corp.	12,679	1,073,911
Tech Data Corp. (a) (b)	17,438	1,248,038
TTM Technologies, Inc. (a) (b)	43,439	691,114
Vishay Intertechnology, Inc.	60,883	1,238,969
Vishay Precision Group, Inc. (a)	5,267	196,986

		22,891,701

Energy Equipment & Services—1.9%
Archrock, Inc.	54,537	665,351
Bristow Group, Inc. (a) (b)	17,044	206,744
C&J Energy Services, Inc. (a)	30,083	625,726
Cactus, Inc. - Class A (a)	17,081	653,861
Covia Holdings Corp. (a)	15,170	136,075
Diamond Offshore Drilling, Inc. (a) (b)	27,291	545,820
Dril-Quip, Inc. (a)	15,999	835,948
Exterran Corp. (a)	14,849	393,944
Forum Energy Technologies, Inc. (a)	38,569	399,189

BHFTII-215

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Frank’s International NV	36,054	$312,949
FTS International, Inc. (a)	16,194	190,927
Helix Energy Solutions Group, Inc. (a) (b)	67,569	667,582
Keane Group, Inc. (a)	25,842	319,665
KLX Energy Services Holdings, Inc. (a)	9,171	293,564
Liberty Oilfield Services, Inc. - Class A (b)	20,373	439,446
Mammoth Energy Services, Inc.	6,277	182,661
Matrix Service Co. (a)	14,196	349,931
McDermott International, Inc. (a)	78,718	1,450,773
Natural Gas Services Group, Inc. (a)	6,643	140,167
Newpark Resources, Inc. (a)	41,815	432,785
Nine Energy Service, Inc. (a)	7,202	220,237
Noble Corp. plc (a) (b)	121,320	852,880
Ocean Rig UDW, Inc. - Class A (a)	25,463	881,529
Oceaneering International, Inc. (b)	45,596	1,258,450
Oil States International, Inc. (a)	27,605	916,486
Pioneer Energy Services Corp. (a)	40,379	119,118
ProPetro Holding Corp. (a) (b)	33,439	551,409
RigNet, Inc. (a)	7,390	150,386
Rowan Cos. plc - Class A (a)	56,769	1,068,960
SEACOR Holdings, Inc. (a)	7,977	394,143
SEACOR Marine Holdings, Inc. (a)	8,966	202,901
Select Energy Services, Inc. - Class A (a)	21,969	260,113
Solaris Oilfield Infrastructure, Inc. - Class A (a) (b)	13,032	246,174
Superior Energy Services, Inc. (a)	73,574	716,611
TETRA Technologies, Inc. (a)	58,562	264,115
Tidewater, Inc. (a)	11,300	352,447
U.S. Silica Holdings, Inc. (b)	34,136	642,781
Unit Corp. (a)	24,655	642,509

		18,984,357

Entertainment—0.6%
AMC Entertainment Holdings, Inc. - Class A (b)	25,675	526,337
Eros International plc (a)	13,360	160,988
Glu Mobile, Inc. (a)	50,565	376,709
IMAX Corp. (a)	23,016	593,813
Liberty Braves Group - Class A (a)	5,080	138,582
Liberty Braves Group - Class C (a) (b)	16,010	436,273
Marcus Corp. (The)	9,550	401,578
Pandora Media, Inc. (a) (b)	113,159	1,076,142
Reading International, Inc. - Class A (a)	8,504	134,363
Rosetta Stone, Inc. (a)	9,843	195,777
World Wrestling Entertainment, Inc. - Class A	19,301	1,866,986

		5,907,548

Equity Real Estate Investment Trusts—6.3%
Acadia Realty Trust (b)	34,500	967,035
Agree Realty Corp.	13,037	692,525
Alexander & Baldwin, Inc.	29,617	672,010
Alexander’s, Inc.	1,029	353,256
American Assets Trust, Inc.	16,370	610,437
Americold Realty Trust (b)	38,305	958,391
Armada Hoffler Properties, Inc.	19,662	297,093
Ashford Hospitality Trust, Inc.	36,619	233,995
Braemar Hotels & Resorts, Inc.	14,521	170,912
CareTrust REIT, Inc.	34,103	603,964

Equity Real Estate Investment Trusts—(Continued)
CatchMark Timber Trust, Inc. - Class A	23,620	269,977
CBL & Associates Properties, Inc. (b)	78,126	311,723
Cedar Realty Trust, Inc.	37,954	176,866
Chatham Lodging Trust	19,109	399,187
Chesapeake Lodging Trust	24,761	794,085
City Office REIT, Inc.	14,820	187,028
Community Healthcare Trust, Inc.	6,825	211,438
CoreCivic, Inc.	54,476	1,325,401
CorEnergy Infrastructure Trust, Inc. (b)	5,980	224,728
Corepoint Lodging, Inc.	18,376	357,413
Cousins Properties, Inc.	183,442	1,630,799
DiamondRock Hospitality Co.	92,371	1,077,970
Easterly Government Properties, Inc. (b)	27,307	528,937
EastGroup Properties, Inc.	15,737	1,504,772
First Industrial Realty Trust, Inc.	53,382	1,676,195
Four Corners Property Trust, Inc.	29,818	766,024
Franklin Street Properties Corp.	48,177	384,934
Front Yard Residential Corp.	23,934	259,684
Geo Group, Inc. (The)	53,292	1,340,827
Getty Realty Corp.	13,449	384,103
Gladstone Commercial Corp.	13,243	253,603
Global Net Lease, Inc.	31,987	666,929
Government Properties Income Trust	44,872	506,605
Gramercy Property Trust	68,529	1,880,436
Healthcare Realty Trust, Inc. (b)	53,035	1,551,804
Hersha Hospitality Trust	16,071	364,330
Independence Realty Trust, Inc.	39,339	414,240
Industrial Logistics Properties Trust (b)	9,163	210,841
InfraREIT, Inc.	19,986	422,704
Innovative Industrial Properties, Inc. (b)	3,223	155,477
Investors Real Estate Trust	55,650	332,787
iStar, Inc.	31,393	350,660
Jernigan Capital, Inc.	8,813	170,003
Kite Realty Group Trust	38,990	649,183
LaSalle Hotel Properties	49,981	1,728,843
Lexington Realty Trust	86,092	714,564
LTC Properties, Inc.	17,896	789,393
Mack-Cali Realty Corp.	38,134	810,729
MedEquities Realty Trust, Inc.	10,709	104,091
Monmouth Real Estate Investment Corp.	32,365	541,143
National Health Investors, Inc.	18,042	1,363,795
National Storage Affiliates Trust	25,366	645,311
New Senior Investment Group, Inc.	16,579	97,816
NexPoint Residential Trust, Inc.	9,154	303,913
NorthStar Realty Europe Corp.	22,208	314,465
One Liberty Properties, Inc.	6,290	174,736
Pebblebrook Hotel Trust (b)	30,891	1,123,506
Pennsylvania Real Estate Investment Trust (b)	32,570	308,112
Physicians Realty Trust	82,152	1,385,083
Piedmont Office Realty Trust, Inc. - Class A	58,830	1,113,652
PotlatchDeltic Corp.	27,255	1,116,092
Preferred Apartment Communities, Inc. - Class A	18,839	331,190
PS Business Parks, Inc.	8,900	1,131,101
QTS Realty Trust, Inc. - Class A	22,822	973,815
Ramco-Gershenson Properties Trust	37,976	516,474
Retail Opportunity Investments Corp. (b)	52,344	977,262
Rexford Industrial Realty, Inc.	40,096	1,281,468

BHFTII-216

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
RLJ Lodging Trust	77,648	$1,710,585
Ryman Hospitality Properties, Inc.	19,180	1,652,741
Sabra Health Care REIT, Inc. (b)	80,613	1,863,773
Saul Centers, Inc.	5,405	302,680
Select Income REIT	31,114	682,641
Seritage Growth Properties - Class A (b)	15,000	712,350
Spirit MTA REIT	21,163	243,798
STAG Industrial, Inc.	44,891	1,234,502
Summit Hotel Properties, Inc.	48,101	650,806
Sunstone Hotel Investors, Inc.	103,053	1,685,947
Tanger Factory Outlet Centers, Inc. (b)	42,302	967,870
Terreno Realty Corp.	25,347	955,582
Tier REIT, Inc.	22,342	538,442
UMH Properties, Inc.	14,825	231,863
Universal Health Realty Income Trust	6,109	454,571
Urban Edge Properties	50,231	1,109,100
Urstadt Biddle Properties, Inc. - Class A	13,207	281,177
Washington Prime Group, Inc. (b)	85,471	623,938
Washington Real Estate Investment Trust	34,947	1,071,126
Whitestone REIT	18,215	252,824
Xenia Hotels & Resorts, Inc.	49,824	1,180,829

		63,555,010

Food & Staples Retailing—0.6%
Andersons, Inc. (The)	13,251	498,900
BJ’s Wholesale Club Holdings, Inc. (a)	22,917	613,717
Chefs’ Warehouse, Inc. (The) (a)	8,577	311,774
Ingles Markets, Inc. - Class A	6,173	211,425
Performance Food Group Co. (a)	45,579	1,517,781
Pricesmart, Inc. (b)	9,083	735,269
Rite Aid Corp. (a) (b)	474,399	607,231
SpartanNash Co.	16,917	339,355
SUPERVALU, Inc. (a) (b)	17,497	563,753
United Natural Foods, Inc. (a) (b)	23,843	714,098
Weis Markets, Inc. (b)	4,490	194,866

		6,308,169

Food Products—1.0%
B&G Foods, Inc. (b)	30,133	827,151
Cal-Maine Foods, Inc.	14,364	693,781
Calavo Growers, Inc. (b)	7,353	710,300
Darling Ingredients, Inc. (a)	72,905	1,408,525
Dean Foods Co. (b)	42,544	302,062
Farmer Bros Co. (a)	3,967	104,729
Fresh Del Monte Produce, Inc.	13,189	446,975
Freshpet, Inc. (a)	10,616	389,607
Hostess Brands, Inc. (a) (b)	45,622	505,035
J&J Snack Foods Corp.	6,247	942,610
John B Sanfilippo & Son, Inc.	4,150	296,227
Lancaster Colony Corp. (b)	8,639	1,289,025
Landec Corp. (a)	14,010	201,744
Limoneira Co.	6,209	162,117
Sanderson Farms, Inc. (b)	9,362	967,750
Simply Good Foods Co. (The) (a)	26,653	518,401
Tootsie Roll Industries, Inc. (b)	8,871	259,477

		10,025,516

Gas Utilities—1.0%
Chesapeake Utilities Corp.	6,975	585,203
New Jersey Resources Corp.	38,723	1,785,130
Northwest Natural Holding Co.	13,257	886,893
ONE Gas, Inc.	23,372	1,923,048
South Jersey Industries, Inc. (b)	37,782	1,332,571
Southwest Gas Holdings, Inc.	21,731	1,717,401
Spire, Inc.	20,952	1,541,020

		9,771,266

Health Care Equipment & Supplies—3.9%
Accuray, Inc. (a)	8,943	40,244
AngioDynamics, Inc. (a) (b)	17,852	388,103
Anika Therapeutics, Inc. (a) (b)	7,087	298,930
Antares Pharma, Inc. (a)	69,581	233,792
AtriCure, Inc. (a)	16,270	569,938
Atrion Corp.	618	429,386
Avanos Medical, Inc. (a)	20,898	1,431,513
AxoGen, Inc. (a)	15,476	570,291
Cardiovascular Systems, Inc. (a)	14,951	585,182
Cerus Corp. (a)	58,326	420,530
CONMED Corp.	11,683	925,527
CryoLife, Inc. (a)	17,220	606,144
CryoPort, Inc. (a) (b)	12,188	156,128
Cutera, Inc. (a)	6,744	219,517
CytoSorbents Corp. (a) (b)	14,785	190,727
GenMark Diagnostics, Inc. (a)	26,350	193,673
Glaukos Corp. (a) (b)	15,446	1,002,445
Globus Medical, Inc. - Class A (a)	32,771	1,860,082
Haemonetics Corp. (a)	22,809	2,613,455
Heska Corp. (a) (b)	3,277	371,317
Inogen, Inc. (a) (b)	7,603	1,856,044
Integer Holdings Corp. (a)	13,621	1,129,862
IntriCon Corp. (a)	3,271	183,830
Invacare Corp. (b)	15,930	231,782
iRhythm Technologies, Inc. (a)	11,010	1,042,207
K2M Group Holdings, Inc. (a)	19,428	531,744
Lantheus Holdings, Inc. (a)	18,267	273,092
LeMaitre Vascular, Inc. (b)	7,651	296,400
LivaNova plc (a)	21,333	2,644,652
Meridian Bioscience, Inc. (b)	22,552	336,025
Merit Medical Systems, Inc. (a) (b)	23,561	1,447,823
Natus Medical, Inc. (a) (b)	15,157	540,347
Neogen Corp. (a)	21,760	1,556,493
Nevro Corp. (a)	13,030	742,710
Novocure, Ltd. (a)	33,161	1,737,636
NuVasive, Inc. (a) (b)	22,101	1,568,729
Nuvectra Corp. (a)	7,371	162,015
NxStage Medical, Inc. (a)	30,508	850,868
OraSure Technologies, Inc. (a)	28,446	439,491
Orthofix Medical, Inc. (a)	7,561	437,101
Oxford Immunotec Global plc (a)	12,520	203,200
Quidel Corp. (a)	15,132	986,152
Senseonics Holdings, Inc. (a) (b)	42,278	201,666
Sientra, Inc. (a)	11,599	276,984
STAAR Surgical Co. (a)	19,419	932,112
SurModics, Inc. (a)	6,159	459,769
Tactile Systems Technology, Inc. (a)	8,238	585,310

BHFTII-217

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Tandem Diabetes Care, Inc. (a)	22,706	$972,725
TransEnterix, Inc. (a) (b)	73,037	423,615
Utah Medical Products, Inc.	2,002	188,588
Varex Imaging Corp. (a)	17,885	512,584
ViewRay, Inc. (a) (b)	25,410	237,838
Wright Medical Group NV (a) (b)	55,761	1,618,184

		38,714,502

Health Care Providers & Services—1.9%
Addus HomeCare Corp. (a)	4,191	293,999
Amedisys, Inc. (a) (b)	11,809	1,475,653
American Renal Associates Holdings, Inc. (a)	6,805	147,328
AMN Healthcare Services, Inc. (a) (b)	21,592	1,181,082
BioScrip, Inc. (a)	62,422	193,508
BioTelemetry, Inc. (a)	15,132	975,257
Brookdale Senior Living, Inc. (a) (b)	86,808	853,323
Community Health Systems, Inc. (a) (b)	43,641	150,998
Corvel Corp. (a)	3,435	206,959
Cross Country Healthcare, Inc. (a)	16,495	144,001
Diplomat Pharmacy, Inc. (a) (b)	26,141	507,397
Ensign Group, Inc. (The) (b)	21,431	812,664
HealthEquity, Inc. (a) (b)	23,550	2,223,356
LHC Group, Inc. (a)	13,057	1,344,740
LifePoint Health, Inc. (a)	16,466	1,060,410
Magellan Health, Inc. (a)	11,100	799,755
National Healthcare Corp.	5,246	395,391
National Research Corp. - Class A	4,950	191,070
Owens & Minor, Inc. (b)	28,475	470,407
Patterson Cos., Inc. (b)	37,980	928,611
PetIQ, Inc. (a) (b)	5,349	210,269
Providence Service Corp. (The) (a)	5,978	402,200
R1 RCM, Inc. (a)	47,026	477,784
RadNet, Inc. (a)	21,044	316,712
Select Medical Holdings Corp. (a)	47,385	871,884
Surgery Partners, Inc. (a)	9,540	157,410
Tenet Healthcare Corp. (a)	38,490	1,095,425
Tivity Health, Inc. (a) (b)	18,680	600,562
Triple-S Management Corp. - Class B (a)	9,291	175,507
U.S. Physical Therapy, Inc. (b)	6,011	712,905

		19,376,567

Health Care Technology—1.1%
Allscripts Healthcare Solutions, Inc. (a)	77,571	1,105,387
Computer Programs & Systems, Inc. (b)	5,856	157,234
Evolent Health, Inc. - Class A (a) (b)	31,066	882,274
HealthStream, Inc.	12,016	372,616
HMS Holdings Corp. (a)	37,216	1,221,057
Inovalon Holdings, Inc. - Class A (a) (b)	29,972	301,219
Inspire Medical Systems, Inc. (a)	2,914	122,621
Medidata Solutions, Inc. (a) (b)	24,663	1,808,045
NextGen Healthcare, Inc. (a)	24,814	498,265
Omnicell, Inc. (a) (b)	16,836	1,210,508
Tabula Rasa HealthCare, Inc. (a) (b)	8,170	663,322
Teladoc Health, Inc. (a) (b)	29,056	2,508,986
Vocera Communications, Inc. (a)	13,407	490,428

		11,341,962

Hotels, Restaurants & Leisure—3.0%
BBX Capital Corp.	25,192	186,925
Belmond, Ltd. - Class A (a)	41,761	762,138
BJ’s Restaurants, Inc. (b)	9,083	655,793
Bloomin’ Brands, Inc.	36,028	712,994
Boyd Gaming Corp.	36,831	1,246,729
Brinker International, Inc. (b)	20,422	954,320
Carrols Restaurant Group, Inc. (a)	17,458	254,887
Cheesecake Factory, Inc. (The) (b)	18,905	1,012,174
Churchill Downs, Inc.	4,976	1,381,835
Chuy’s Holdings, Inc. (a) (b)	8,272	217,140
Cracker Barrel Old Country Store, Inc. (b)	8,458	1,244,426
Dave & Buster’s Entertainment, Inc. (b)	17,269	1,143,553
Del Frisco’s Restaurant Group, Inc. (a)	16,266	135,008
Del Taco Restaurants, Inc. (a)	16,196	191,275
Denny’s Corp. (a)	25,229	371,371
Dine Brands Global, Inc.	7,762	631,128
Drive Shack, Inc. (a) (b)	29,184	173,937
El Pollo Loco Holdings, Inc. (a)	10,879	136,531
Eldorado Resorts, Inc. (a) (b)	27,820	1,352,052
Fiesta Restaurant Group, Inc. (a)	9,712	259,796
Golden Entertainment, Inc. (a)	8,432	202,452
Habit Restaurants, Inc. (The) - Class A (a)	10,004	159,564
International Speedway Corp. - Class A (b)	10,424	456,571
Jack in the Box, Inc.	12,021	1,007,720
Lindblad Expeditions Holdings, Inc. (a)	10,779	160,284
Marriott Vacations Worldwide Corp.	16,923	1,891,145
Monarch Casino & Resort, Inc. (a)	5,265	239,294
Papa John’s International, Inc. (b)	10,257	525,979
Penn National Gaming, Inc. (a)	36,335	1,196,148
Pinnacle Entertainment, Inc. (a)	22,818	768,738
Planet Fitness, Inc. - Class A (a)	39,546	2,136,670
PlayAGS, Inc. (a)	9,992	294,464
Potbelly Corp. (a)	12,520	153,996
RCI Hospitality Holdings, Inc.	4,756	140,825
Red Robin Gourmet Burgers, Inc. (a)	5,863	235,400
Red Rock Resorts, Inc. - Class A	32,000	852,800
Ruth’s Hospitality Group, Inc.	13,027	411,002
Scientific Games Corp. - Class A (a)	24,798	629,869
SeaWorld Entertainment, Inc. (a)	25,485	800,994
Shake Shack, Inc. - Class A (a)	11,359	715,731
Sonic Corp.	16,919	733,270
Texas Roadhouse, Inc.	29,169	2,021,120
Wingstop, Inc.	12,085	825,043

		29,583,091

Household Durables—1.5%
AV Homes, Inc. (a)	6,263	125,260
Beazer Homes USA, Inc. (a)	13,700	143,850
Cavco Industries, Inc. (a)	3,571	903,463
Century Communities, Inc. (a)	12,109	317,861
Ethan Allen Interiors, Inc. (b)	12,159	252,299
GoPro, Inc. - Class A (a) (b)	36,321	261,511
Helen of Troy, Ltd. (a)	11,424	1,495,402
Hooker Furniture Corp.	5,444	184,007
Installed Building Products, Inc. (a)	9,469	369,291
iRobot Corp. (a) (b)	11,431	1,256,496
KB Home	37,780	903,320

BHFTII-218

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
La-Z-Boy, Inc.	21,678	$685,025
LGI Homes, Inc. (a) (b)	8,210	389,482
M/I Homes, Inc. (a)	12,868	307,931
MDC Holdings, Inc.	19,261	569,740
Meritage Homes Corp. (a) (b)	18,033	719,517
Roku, Inc. (a)	19,013	1,388,519
Skyline Champion Corp.	13,094	374,096
Taylor Morrison Home Corp. - Class A (a)	50,576	912,391
TopBuild Corp. (a)	15,564	884,346
TRI Pointe Group, Inc. (a) (b)	66,237	821,339
Tupperware Brands Corp.	23,557	787,982
Universal Electronics, Inc. (a)	6,028	237,202
William Lyon Homes - Class A (a)	14,816	235,426
ZAGG, Inc. (a)	14,118	208,241

		14,733,997

Household Products—0.2%
Central Garden and Pet Co. (a)	4,446	160,234
Central Garden and Pet Co. - Class A (a)	18,062	598,574
WD-40 Co. (b)	5,879	1,011,776

		1,770,584

Independent Power and Renewable Electricity Producers—0.3%
Clearway Energy, Inc. - Class A	16,087	306,296
Clearway Energy, Inc. - Class C	29,107	560,310
Ormat Technologies, Inc. (b)	16,822	910,238
Pattern Energy Group, Inc. - Class A (b)	35,949	714,307
TerraForm Power, Inc. - Class A	34,889	402,968

		2,894,119

Industrial Conglomerates—0.1%
Raven Industries, Inc.	15,898	727,334

Insurance—2.6%
Ambac Financial Group, Inc. (a)	22,444	458,306
American Equity Investment Life Holding Co.	37,983	1,343,079
AMERISAFE, Inc.	9,298	576,011
Amtrust Financial Services, Inc.	51,253	744,194
Argo Group International Holdings, Ltd.	14,435	910,127
Citizens, Inc. (a) (b)	22,172	186,245
CNO Financial Group, Inc.	71,414	1,515,405
eHealth, Inc. (a)	7,987	225,713
Employers Holdings, Inc.	14,789	669,942
Enstar Group, Ltd. (a)	5,526	1,152,171
FBL Financial Group, Inc. - Class A	4,790	360,447
FedNat Holding Co.	5,989	152,600
Genworth Financial, Inc. - Class A (a)	223,663	932,675
Global Indemnity, Ltd.	3,335	125,729
Goosehead Insurance, Inc. - Class A (a) (b)	5,024	170,163
Greenlight Capital Re, Ltd. - Class A (a) (b)	13,998	173,575
HCI Group, Inc.	4,347	190,181
Health Insurance Innovations, Inc. - Class A (a) (b)	5,782	356,460
Heritage Insurance Holdings, Inc. (b)	11,792	174,757
Horace Mann Educators Corp.	18,978	852,112
James River Group Holdings, Ltd.	12,177	518,984
Kemper Corp.	23,579	1,896,931

Insurance—(Continued)
Kinsale Capital Group, Inc.	9,172	585,724
MBIA, Inc. (a) (b)	41,874	447,633
National General Holdings Corp. (b)	28,508	765,155
National Western Life Group, Inc. - Class A	1,054	336,437
Navigators Group, Inc. (The)	9,344	645,670
Primerica, Inc.	18,907	2,279,239
ProAssurance Corp.	24,492	1,149,899
RLI Corp. (b)	16,583	1,303,092
Safety Insurance Group, Inc.	6,815	610,624
Selective Insurance Group, Inc.	24,829	1,576,641
State Auto Financial Corp.	7,940	242,488
Stewart Information Services Corp.	10,993	494,795
Third Point Reinsurance, Ltd. (a)	34,789	452,257
Trupanion, Inc. (a) (b)	11,074	395,674
United Fire Group, Inc.	9,677	491,301
United Insurance Holdings Corp.	8,654	193,677
Universal Insurance Holdings, Inc. (b)	13,371	649,162

		26,305,275

Interactive Media & Services—0.6%
Care.com, Inc. (a)	6,999	154,748
Cargurus, Inc. (a)	21,694	1,208,139
Cars.com, Inc. (a) (b)	29,503	814,578
Liberty TripAdvisor Holdings, Inc. - Class A (a)	34,803	516,824
Meet Group, Inc. (The) (a)	33,008	163,390
QuinStreet, Inc. (a)	18,085	245,413
TrueCar, Inc. (a)	42,606	600,745
XO Group, Inc. (a)	11,305	389,796
Yelp, Inc. (a) (b)	36,366	1,789,207

		5,882,840

Internet & Direct Marketing Retail—1.0%
1-800-Flowers.com, Inc. - Class A (a)	13,330	157,294
Etsy, Inc. (a)	52,499	2,697,399
Groupon, Inc. (a)	195,286	736,228
Liberty Expedia Holdings, Inc. - Class A (a)	24,947	1,173,507
Nutrisystem, Inc. (b)	14,262	528,407
Overstock.com, Inc. (a) (b)	9,776	270,795
PetMed Express, Inc. (b)	9,436	311,482
Quotient Technology, Inc. (a) (b)	35,202	545,631
Shutterfly, Inc. (a)	15,092	994,412
Shutterstock, Inc. (b)	9,230	503,774
Stamps.com, Inc. (a)	7,719	1,746,038

		9,664,967

IT Services—2.0%
Brightcove, Inc. (a)	17,189	144,388
CACI International, Inc. - Class A (a) (d)	10,580	1,948,307
Carbonite, Inc. (a)	13,993	498,850
Cardtronics plc - Class A (a)	17,673	559,174
Cass Information Systems, Inc.	4,909	319,674
Convergys Corp.	38,443	912,637
CSG Systems International, Inc. (b)	15,258	612,456
Endurance International Group Holdings, Inc. (a)	27,122	238,674
Everi Holdings, Inc. (a)	31,818	291,771
EVERTEC, Inc.	25,916	624,576

BHFTII-219

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Evo Payments, Inc. - Class A (a) (b)	11,615	$277,598
Exela Technologies, Inc. (a)	22,565	160,888
ExlService Holdings, Inc. (a)	15,305	1,013,191
GTT Communications, Inc. (a) (b)	18,758	814,097
Hackett Group, Inc. (The)	11,151	224,693
Internap Corp. (a) (b)	9,616	121,450
Limelight Networks, Inc. (a)	43,835	220,052
ManTech International Corp. - Class A	12,440	787,452
MAXIMUS, Inc.	27,829	1,810,555
NIC, Inc.	29,109	430,813
Perficient, Inc. (a)	17,369	462,884
Perspecta, Inc.	61,282	1,576,173
Presidio, Inc.	12,582	191,875
Science Applications International Corp.	17,892	1,442,095
Sykes Enterprises, Inc. (a)	18,634	568,151
Syntel, Inc. (a)	14,931	611,872
Travelport Worldwide, Ltd.	56,729	957,018
TTEC Holdings, Inc.	7,377	191,064
Tucows, Inc. - Class A (a) (b)	4,376	243,962
Unisys Corp. (a) (b)	20,742	423,137
Virtusa Corp. (a)	12,986	697,478
Web.com Group, Inc. (a)	18,763	523,488

		19,900,493

Leisure Products—0.4%
Acushnet Holdings Corp.	14,893	408,515
American Outdoor Brands Corp. (a)	25,637	398,143
Callaway Golf Co. (b)	43,200	1,049,328
Johnson Outdoors, Inc. - Class A	2,524	234,707
Malibu Boats, Inc. - Class A (a)	8,768	479,785
MCBC Holdings, Inc. (a)	9,205	330,275
Nautilus, Inc. (a)	16,328	227,776
Sturm Ruger & Co., Inc. (b)	7,553	521,535
Vista Outdoor, Inc. (a) (b)	27,041	483,763

		4,133,827

Life Sciences Tools & Services—0.5%
Accelerate Diagnostics, Inc. (a) (b)	11,348	260,437
Cambrex Corp. (a) (b)	15,180	1,038,312
Codexis, Inc. (a) (b)	21,463	368,090
Luminex Corp.	18,901	572,889
Medpace Holdings, Inc. (a)	9,844	589,754
NanoString Technologies, Inc. (a)	11,330	202,014
NeoGenomics, Inc. (a) (b)	26,497	406,729
Pacific Biosciences of California, Inc. (a) (b)	57,706	312,190
Syneos Health, Inc. (a) (b)	28,231	1,455,308

		5,205,723

Machinery—3.9%
Actuant Corp. - Class A	28,401	792,388
Alamo Group, Inc.	4,629	424,063
Albany International Corp. - Class A	12,352	981,984
Altra Industrial Motion Corp. (b)	27,121	1,120,097
American Railcar Industries, Inc.	2,380	109,718
Astec Industries, Inc.	10,105	509,393
Barnes Group, Inc.	20,566	1,460,803

Machinery—(Continued)
Blue Bird Corp. (a)	5,751	140,899
Briggs & Stratton Corp.	19,347	372,043
Chart Industries, Inc. (a)	14,133	1,107,038
CIRCOR International, Inc.	7,291	346,322
Columbus McKinnon Corp.	10,074	398,326
Commercial Vehicle Group, Inc. (a)	14,650	134,194
DMC Global, Inc.	7,160	292,128
Douglas Dynamics, Inc.	9,877	433,600
Energy Recovery, Inc. (a) (b)	17,996	161,064
EnPro Industries, Inc.	8,388	611,737
ESCO Technologies, Inc.	10,899	741,677
Evoqua Water Technologies Corp. (a) (b)	34,844	619,526
Federal Signal Corp.	27,402	733,825
Franklin Electric Co., Inc.	21,104	997,164
Global Brass & Copper Holdings, Inc.	11,099	409,553
Gorman-Rupp Co. (The)	7,300	266,450
Graham Corp.	4,832	136,117
Greenbrier Cos., Inc. (The)	14,568	875,537
Harsco Corp. (a)	33,858	966,646
Hillenbrand, Inc.	26,557	1,388,931
Hurco Cos., Inc.	3,167	142,832
Hyster-Yale Materials Handling, Inc.	4,976	306,173
John Bean Technologies Corp. (b)	13,882	1,656,123
Kadant, Inc.	4,675	504,199
Kennametal, Inc. (b)	34,945	1,522,204
Lindsay Corp.	4,595	460,603
Lydall, Inc. (a)	8,342	359,540
Manitowoc Co., Inc. (The) (a)	15,849	380,217
Meritor, Inc. (a)	37,321	722,535
Milacron Holdings Corp. (a)	30,587	619,387
Miller Industries, Inc.	5,680	152,792
Mueller Industries, Inc.	26,115	756,813
Mueller Water Products, Inc. - Class A	62,155	715,404
Navistar International Corp. (a)	21,262	818,587
NN, Inc.	12,696	198,058
Park-Ohio Holdings Corp.	4,748	182,086
Proto Labs, Inc. (a)	11,672	1,887,946
RBC Bearings, Inc. (a)	10,069	1,513,975
REV Group, Inc. (b)	11,893	186,720
Rexnord Corp. (a)	44,341	1,365,703
Spartan Motors, Inc.	16,327	240,823
SPX Corp. (a)	17,680	588,921
SPX FLOW, Inc. (a)	19,349	1,006,148
Standex International Corp.	5,879	612,886
Sun Hydraulics Corp.	12,428	680,806
Tennant Co. (b)	8,362	635,094
Titan International, Inc.	22,706	168,478
TriMas Corp. (a)	18,947	575,989
Wabash National Corp. (b)	27,273	497,187
Watts Water Technologies, Inc. - Class A	12,721	1,055,843
Woodward, Inc.	22,995	1,859,376

		38,904,671

Marine—0.1%
Costamare, Inc.	19,016	123,414
Eagle Bulk Shipping, Inc. (a)	23,786	133,677

BHFTII-220

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Marine—(Continued)
Matson, Inc.	20,127	$797,834
Scorpio Bulkers, Inc.	28,455	206,299

		1,261,224

Media—1.3%
Central European Media Enterprises, Ltd. - Class A (a)	41,828	156,855
Daily Journal Corp. (a) (b)	598	144,118
Emerald Expositions Events, Inc.	11,929	196,590
Entercom Communications Corp. - Class A (b)	46,166	364,711
Entravision Communications Corp. - Class A	31,119	152,483
EW Scripps Co. (The) - Class A (b)	21,625	356,813
Gannett Co., Inc.	48,407	484,554
Gray Television, Inc. (a)	36,845	644,788
Hemisphere Media Group, Inc. (a)	9,041	126,122
Liberty Latin America, Ltd. - Class A (a) (b)	20,395	425,032
Liberty Latin America, Ltd. - Class C (a)	52,143	1,075,710
Loral Space & Communications, Inc. (a)	6,669	302,773
MDC Partners, Inc. - Class A (a)	1,408	5,843
Meredith Corp. (b)	18,346	936,563
MSG Networks, Inc. - Class A (a) (b)	24,914	642,781
National CineMedia, Inc.	30,282	320,686
New Media Investment Group, Inc.	27,741	435,256
New York Times Co. (The) - Class A	58,218	1,347,747
Nexstar Media Group, Inc. - Class A (b)	19,881	1,618,313
Scholastic Corp.	13,390	625,179
Sinclair Broadcast Group, Inc. - Class A	31,990	906,917
TechTarget, Inc. (a)	9,817	190,646
TEGNA, Inc.	90,188	1,078,649
tronc, Inc. (a)	6,955	113,575
WideOpenWest, Inc. (a) (b)	15,386	172,477

		12,825,181

Metals & Mining—1.3%
AK Steel Holding Corp. (a) (b)	140,550	688,695
Allegheny Technologies, Inc. (a)	56,239	1,661,862
Carpenter Technology Corp.	20,845	1,228,813
Century Aluminum Co. (a) (b)	16,376	196,021
Cleveland-Cliffs, Inc. (a) (b)	134,737	1,705,770
Coeur Mining, Inc. (a)	83,654	445,876
Commercial Metals Co.	53,553	1,098,908
Compass Minerals International, Inc. (b)	15,656	1,052,083
Ferroglobe Representation & Warranty Insurance Trust (e)	31,634	0
Gold Resource Corp.	5,005	25,726
Havilah Mining Corp. (a)	2,506	660
Haynes International, Inc.	6,653	236,182
Hecla Mining Co. (b)	151,476	422,618
Kaiser Aluminum Corp.	7,582	826,893
Materion Corp.	9,498	574,629
Schnitzer Steel Industries, Inc. - Class A	10,351	279,995
SunCoke Energy, Inc. (a)	32,541	378,126
Tahoe Resources, Inc. (a)	140,851	392,974
TimkenSteel Corp. (a) (b)	18,629	277,013
Warrior Met Coal, Inc.	19,698	532,634
Worthington Industries, Inc.	19,515	846,170

		12,871,648

Security Description	Shares	Value

Mortgage Real Estate Investment Trusts—1.1%
AG Mortgage Investment Trust, Inc.	14,345	$260,792
Anworth Mortgage Asset Corp.	23,280	107,786
Apollo Commercial Real Estate Finance, Inc.	56,688	1,069,703
Arbor Realty Trust, Inc. (b)	29,936	343,665
Ares Commercial Real Estate Corp.	11,438	159,789
ARMOUR Residential REIT, Inc.	19,400	435,530
Blackstone Mortgage Trust, Inc. - Class A (b)	49,203	1,648,793
Capstead Mortgage Corp.	43,532	344,338
Cherry Hill Mortgage Investment Corp.	7,926	143,461
Colony Credit Real Estate, Inc. (b)	37,213	818,314
Dynex Capital, Inc.	27,274	174,008
Exantas Capital Corp.	16,059	176,328
Granite Point Mortgage Trust, Inc. (b)	19,775	381,262
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	23,478	504,073
Invesco Mortgage Capital, Inc.	49,693	786,143
KKR Real Estate Finance Trust, Inc.	7,679	154,885
Ladder Capital Corp.	40,418	684,681
New York Mortgage Trust, Inc. (b)	63,517	386,183
Orchid Island Capital, Inc. (b)	21,449	155,505
PennyMac Mortgage Investment Trust	26,727	540,955
Ready Capital Corp.	8,791	146,370
Redwood Trust, Inc.	36,925	599,662
TPG RE Finance Trust, Inc.	15,059	301,481
Western Asset Mortgage Capital Corp.	19,929	199,689

		10,523,396

Multi-Utilities—0.5%
Avista Corp.	29,836	1,508,508
Black Hills Corp. (b)	24,293	1,411,180
NorthWestern Corp.	21,883	1,283,657
Unitil Corp.	7,429	378,136

		4,581,481

Multiline Retail—0.3%
Big Lots, Inc.	17,050	712,519
Dillard’s, Inc. - Class A (b)	4,781	364,982
J.C. Penney Co., Inc. (a) (b)	144,731	240,253
Ollie’s Bargain Outlet Holdings, Inc. (a)	21,477	2,063,940

		3,381,694

Oil, Gas & Consumable Fuels—2.9%
Abraxas Petroleum Corp. (a)	36,015	83,915
Alta Mesa Resources, Inc. (a)	40,029	167,321
Arch Coal, Inc. - Class A	8,609	769,645
Bonanza Creek Energy, Inc. (a)	9,142	272,249
California Resources Corp. (a)	20,491	994,428
Callon Petroleum Co. (a) (b)	106,061	1,271,671
Carrizo Oil & Gas, Inc. (a)	37,509	945,227
Clean Energy Fuels Corp. (a)	27,776	72,218
CONSOL Energy, Inc. (a)	13,213	539,223
CVR Energy, Inc.	5,983	240,636
Delek U.S. Holdings, Inc. (b)	35,683	1,514,030
Denbury Resources, Inc. (a) (b)	204,313	1,266,741
DHT Holdings, Inc.	17,546	82,466
Energy Fuels, Inc. (a)	40,972	134,388

BHFTII-221

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Energy XXI Gulf Coast, Inc. (a)	17,463	$145,991
Evolution Petroleum Corp.	13,703	151,418
Frontline, Ltd. (a) (b)	36,108	209,788
GasLog, Ltd.	20,748	409,773
Golar LNG, Ltd.	40,113	1,115,141
Green Plains, Inc.	17,956	308,843
Gulfport Energy Corp. (a)	80,820	841,336
Halcon Resources Corp. (a) (b)	63,394	283,371
HighPoint Resources Corp. (a)	30,111	146,942
International Seaways, Inc. (a)	9,606	192,312
Jagged Peak Energy, Inc. (a) (b)	28,571	395,137
Laredo Petroleum, Inc. (a)	72,739	594,278
Matador Resources Co. (a) (b)	46,595	1,539,965
Nordic American Tankers, Ltd. (b)	67,672	141,434
Northern Oil and Gas, Inc. (a)	91,303	365,212
Oasis Petroleum, Inc. (a) (b)	124,006	1,758,405
Panhandle Oil and Gas, Inc. - Class A	7,855	144,925
Par Pacific holdings, Inc. (a)	16,282	332,153
PDC Energy, Inc. (a)	28,041	1,372,887
Peabody Energy Corp.	34,338	1,223,806
Penn Virginia Corp. (a)	5,878	473,414
Renewable Energy Group, Inc. (a) (b)	16,294	469,267
Resolute Energy Corp. (a) (b)	11,063	418,292
REX American Resources Corp. (a)	2,989	225,819
Ring Energy, Inc. (a) (b)	28,500	282,435
SandRidge Energy, Inc. (a)	13,335	144,951
Scorpio Tankers, Inc.	134,645	270,636
SemGroup Corp. - Class A (b)	36,615	807,361
Ship Finance International, Ltd. (b)	38,547	535,803
Southwestern Energy Co. (a) (b)	270,546	1,382,490
SRC Energy, Inc. (a) (b)	107,906	959,284
Talos Energy, Inc. (a) (b)	10,507	344,840
Teekay Corp.	29,414	198,250
Tellurian, Inc. (a) (b)	38,940	349,292
Uranium Energy Corp. (a) (b)	78,766	135,478
W&T Offshore, Inc. (a)	35,854	345,633
WildHorse Resource Development Corp. (a)	13,227	312,686
World Fuel Services Corp.	31,238	864,668

		28,547,874

Paper & Forest Products—0.6%
Boise Cascade Co.	18,411	677,525
Clearwater Paper Corp. (a)	7,836	232,729
KapStone Paper and Packaging Corp.	39,372	1,335,104
Louisiana-Pacific Corp.	62,872	1,665,479
Neenah, Inc. (b)	7,745	668,393
PH Glatfelter Co.	21,278	406,623
Schweitzer-Mauduit International, Inc.	12,254	469,451
Verso Corp. - Class A (a)	16,813	566,094

		6,021,398

Personal Products—0.4%
Edgewell Personal Care Co. (a) (b)	24,669	1,140,448
elf Beauty, Inc. (a) (b)	10,888	138,604
Inter Parfums, Inc.	8,191	527,910

Security Description	Shares	Value

Personal Products—(Continued)
Medifast, Inc.	5,370	$1,189,724
USANA Health Sciences, Inc. (a) (b)	5,606	675,803

		3,672,489

Pharmaceuticals—2.2%
Aclaris Therapeutics, Inc. (a) (b)	13,157	191,040
Aerie Pharmaceuticals, Inc. (a)	16,392	1,008,928
Akcea Therapeutics, Inc. (a)	7,356	257,607
Akorn, Inc. (a)	43,557	565,370
Amneal Pharmaceuticals, Inc. (a) (b)	40,537	899,516
Amphastar Pharmaceuticals, Inc. (a)	18,205	350,264
ANI Pharmaceuticals, Inc. (a) (b)	3,945	223,050
Aratana Therapeutics, Inc. (a)	23,524	137,380
Assembly Biosciences, Inc. (a) (b)	9,765	362,672
Assertio Therapeutics, Inc. (a)	13,565	79,762
Collegium Pharmaceutical, Inc. (a) (b)	14,032	206,832
Corcept Therapeutics, Inc. (a)	43,446	609,113
Cymabay Therapeutics, Inc. (a)	28,178	312,212
Dermira, Inc. (a)	18,139	197,715
Dova Pharmaceuticals, Inc. (a) (b)	6,038	126,617
Eloxx Pharmaceuticals, Inc. (a)	14,403	245,427
Endo International plc (a)	96,815	1,629,397
Endocyte, Inc. (a) (b)	30,890	548,606
Horizon Pharma plc (a)	73,606	1,441,206
Innoviva, Inc. (a)	33,334	508,010
Intersect ENT, Inc. (a)	13,971	401,666
Intra-Cellular Therapies, Inc. (a)	19,606	425,450
Mallinckrodt plc (a) (b)	38,301	1,122,602
Marinus Pharmaceuticals, Inc. (a)	18,675	186,750
Medicines Co. (The) (a) (b)	32,038	958,257
MyoKardia, Inc. (a)	15,152	987,910
Omeros Corp. (a) (b)	21,460	523,839
Optinose, Inc. (a) (b)	8,130	101,056
Pacira Pharmaceuticals, Inc. (a)	18,507	909,619
Paratek Pharmaceuticals, Inc. (a) (b)	16,222	157,353
Phibro Animal Health Corp. - Class A	9,993	428,700
Prestige Brands Holdings, Inc. (a) (b)	22,778	863,059
Reata Pharmaceuticals, Inc. - Class A (a) (b)	8,381	685,231
Revance Therapeutics, Inc. (a) (b)	15,532	385,970
SIGA Technologies, Inc. (a)	22,951	158,132
Supernus Pharmaceuticals, Inc. (a) (b)	22,494	1,132,573
TherapeuticsMD, Inc. (a) (b)	78,988	518,161
Theravance Biopharma, Inc. (a) (b)	19,690	643,272
Tricida, Inc. (a)	8,210	250,816
WAVE Life Sciences, Ltd. (a)	8,571	428,550
Zogenix, Inc. (a)	19,414	962,934

		22,132,624

Professional Services—1.4%
ASGN, Inc. (a)	22,539	1,779,003
Barrett Business Services, Inc.	3,358	224,247
CBIZ, Inc. (a)	24,387	577,972
CRA International, Inc.	2,862	143,730
Exponent, Inc.	23,584	1,264,103
Forrester Research, Inc.	5,782	265,394
FTI Consulting, Inc. (a)	16,848	1,233,105

BHFTII-222

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Heidrick & Struggles International, Inc.	9,634	$326,111
Huron Consulting Group, Inc. (a)	10,356	511,586
ICF International, Inc.	7,485	564,743
InnerWorkings, Inc. (a)	18,741	148,429
Insperity, Inc.	16,476	1,943,344
Kelly Services, Inc. - Class A	14,944	359,104
Kforce, Inc.	9,613	361,449
Korn/Ferry International	25,738	1,267,339
Mistras Group, Inc. (a)	8,222	178,171
Navigant Consulting, Inc.	21,686	500,079
Resources Connection, Inc.	12,083	200,578
TriNet Group, Inc. (a)	19,326	1,088,440
TrueBlue, Inc. (a)	19,573	509,877
WageWorks, Inc. (a)	18,480	790,020

		14,236,824

Real Estate Management & Development—0.5%
Altisource Portfolio Solutions S.A. (a) (b)	3,645	117,478
Cushman & Wakefield plc (a)	26,156	444,390
Essential Properties Realty Trust, Inc.	23,430	332,472
Forestar Group, Inc. (a) (b)	5,456	115,667
FRP Holdings, Inc. (a)	3,389	210,457
HFF, Inc. - Class A	17,641	749,390
Kennedy-Wilson Holdings, Inc.	56,325	1,210,988
Marcus & Millichap, Inc. (a)	9,235	320,547
Newmark Group, Inc. - Class A	9,665	108,151
RE/MAX Holdings, Inc. - Class A	8,877	393,695
Redfin Corp. (a) (b)	34,295	641,317
RMR Group, Inc. (The) - Class A (b)	3,481	323,037
St. Joe Co. (The) (a) (b)	19,924	334,723
Tejon Ranch Co. (a) (b)	9,079	197,105

		5,499,417

Road & Rail—0.5%
ArcBest Corp.	10,451	507,396
Avis Budget Group, Inc. (a)	29,503	948,226
Covenant Transportation Group, Inc. - Class A (a)	5,776	167,850
Daseke, Inc. (a)	19,836	159,085
Heartland Express, Inc.	22,410	442,149
Hertz Global Holdings, Inc. (a) (b)	26,814	437,873
Marten Transport, Ltd.	19,376	407,865
Saia, Inc. (a)	11,835	904,786
Universal Logistics Holdings, Inc.	4,017	147,826
US Xpress Enterprises, Inc. - Class A (a)	17,067	235,525
Werner Enterprises, Inc. (b)	22,043	779,220
YRC Worldwide, Inc. (a)	14,785	132,769

		5,270,570

Semiconductors & Semiconductor Equipment—2.4%
Advanced Energy Industries, Inc. (a)	17,261	891,531
Ambarella, Inc. (a) (b)	14,056	543,686
Amkor Technology, Inc. (a)	46,149	341,041
Aquantia Corp. (a) (b)	10,607	135,664
Axcelis Technologies, Inc. (a)	13,934	273,803
AXT, Inc. (a) (b)	18,990	135,779

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Brooks Automation, Inc.	29,420	$1,030,583
Cabot Microelectronics Corp. (b)	11,541	1,190,685
Ceva, Inc. (a)	10,183	292,761
Cirrus Logic, Inc. (a)	26,378	1,018,191
Cohu, Inc.	11,848	297,385
Cree, Inc. (a) (b)	43,635	1,652,457
Diodes, Inc. (a)	18,315	609,706
Entegris, Inc.	61,443	1,778,775
FormFactor, Inc. (a) (d)	31,702	435,903
Ichor Holdings, Ltd. (a) (b)	12,029	245,632
Impinj, Inc. (a) (b)	8,561	212,484
Inphi Corp. (a) (b)	19,424	737,724
Integrated Device Technology, Inc. (a)	55,643	2,615,777
Lattice Semiconductor Corp. (a)	55,030	440,240
MACOM Technology Solutions Holdings, Inc. (a) (b)	18,984	391,070
MaxLinear, Inc. (a) (b)	26,699	530,776
Nanometrics, Inc. (a)	9,845	369,384
NeoPhotonics Corp. (a) (b)	16,522	137,133
NVE Corp.	2,605	275,817
Photronics, Inc. (a)	30,362	299,066
Power Integrations, Inc.	11,988	757,642
Rambus, Inc. (a)	49,965	545,118
Rudolph Technologies, Inc. (a)	13,085	319,928
Semtech Corp. (a)	27,797	1,545,513
Silicon Laboratories, Inc. (a)	18,379	1,687,192
SMART Global Holdings, Inc. (a)	4,560	131,054
SunPower Corp. (a) (b)	31,453	229,607
Synaptics, Inc. (a) (b)	14,825	676,316
Ultra Clean Holdings, Inc. (a)	16,793	210,752
Veeco Instruments, Inc. (a) (b)	22,250	228,063
Xcerra Corp. (a)	26,473	377,770
Xperi Corp. (b)	24,436	362,875

		23,954,883

Software—5.2%
8x8, Inc. (a)	41,065	872,631
A10 Networks, Inc. (a)	21,727	132,100
ACI Worldwide, Inc. (a)	49,533	1,393,859
Alarm.com Holdings, Inc. (a)	14,286	820,016
Altair Engineering, Inc. - Class A (a)	13,495	586,358
Alteryx, Inc. - Class A (a)	12,993	743,330
American Software, Inc. - Class A	12,761	154,791
Appfolio, Inc. - Class A (a)	6,877	539,157
Apptio, Inc. - Class A (a)	15,604	576,724
Avalara, Inc. (a)	6,568	229,420
Avaya Holdings Corp. (a)	46,353	1,026,255
Benefitfocus, Inc. (a) (b)	9,362	378,693
Blackbaud, Inc. (b)	20,813	2,112,103
Blackline, Inc. (a)	14,923	842,702
Bottomline Technologies de, Inc. (a)	17,336	1,260,501
Box, Inc. - Class A (a) (b)	53,384	1,276,411
ChannelAdvisor Corp. (a)	10,403	129,517
Cision, Ltd. (a)	24,259	407,551
Cloudera, Inc. (a)	44,625	787,631
CommVault Systems, Inc. (a)	17,956	1,256,920
Cornerstone OnDemand, Inc. (a)	24,008	1,362,454

BHFTII-223

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Coupa Software, Inc. (a)	22,830	$1,805,853
Digimarc Corp. (a)	3,943	124,007
Ebix, Inc. (b)	10,806	855,295
Ellie Mae, Inc. (a) (b)	14,424	1,366,962
Envestnet, Inc. (a) (b)	20,207	1,231,617
Everbridge, Inc. (a)	12,141	699,807
Five9, Inc. (a)	24,673	1,077,963
ForeScout Technologies, Inc. (a)	13,416	506,588
Hortonworks, Inc. (a)	31,713	723,374
HubSpot, Inc. (a)	15,654	2,362,971
Imperva, Inc. (a)	15,746	731,402
Instructure, Inc. (a) (b)	14,481	512,627
j2 Global, Inc. (b)	19,963	1,653,935
LivePerson, Inc. (a)	24,337	631,545
LiveRamp Holdings, Inc. (a)	34,321	1,695,801
MicroStrategy, Inc. - Class A (a)	4,222	593,698
MINDBODY, Inc. - Class A (a)	20,014	813,569
MobileIron, Inc. (a)	28,325	150,123
Model N, Inc. (a)	11,583	183,591
Monotype Imaging Holdings, Inc.	18,592	375,558
New Relic, Inc. (a)	19,122	1,801,866
OneSpan, Inc. (a) (b)	15,031	286,341
Paylocity Holding Corp. (a)	13,301	1,068,336
Progress Software Corp.	21,029	742,113
PROS Holdings, Inc. (a)	12,910	452,108
Q2 Holdings, Inc. (a)	16,765	1,015,121
QAD, Inc. - Class A	4,798	271,807
Qualys, Inc. (a) (b)	14,838	1,322,066
Rapid7, Inc. (a)	16,703	616,675
SailPoint Technologies Holding, Inc. (a)	23,515	799,980
SendGrid, Inc. (a)	12,940	476,063
ShotSpotter, Inc. (a)	3,603	220,828
SPS Commerce, Inc. (a)	7,550	749,262
Tenable Holdings, Inc. (a)	8,652	336,390
TiVo Corp. (b)	54,357	676,745
Trade Desk, Inc. (The) - Class A (a) (b)	14,265	2,152,731
Upland Software, Inc. (a)	7,503	242,422
Varonis Systems, Inc. (a)	12,721	931,813
Verint Systems, Inc. (a)	28,969	1,451,347
Workiva, Inc. (a)	11,206	442,637
Yext, Inc. (a)	37,385	886,024
Zix Corp. (a)	25,140	139,527
Zscaler, Inc. (a) (b)	5,862	239,052

		52,306,664

Specialty Retail—3.1%
Aaron’s, Inc.	30,071	1,637,667
Abercrombie & Fitch Co. - Class A (b)	28,497	601,857
America’s Car-Mart, Inc. (a)	2,826	220,993
American Eagle Outfitters, Inc.	73,095	1,814,949
Asbury Automotive Group, Inc. (a) (b)	9,029	620,744
Ascena Retail Group, Inc. (a) (b)	80,127	366,180
At Home Group, Inc. (a) (b)	19,716	621,646
Barnes & Noble, Inc.	9,830	57,014
Bed Bath & Beyond, Inc. (b)	61,523	922,845
Boot Barn Holdings, Inc. (a) (b)	12,612	358,307

Specialty Retail—(Continued)
Buckle, Inc. (The) (b)	14,188	327,033
Caleres, Inc.	20,189	723,978
Camping World Holdings, Inc. - Class A (b)	14,592	311,101
Carvana Co. (a) (b)	14,356	848,296
Cato Corp. (The) - Class A	9,562	200,993
Chico’s FAS, Inc. (b)	59,471	515,614
Children’s Place, Inc. (The)	7,101	907,508
Citi Trends, Inc.	4,579	131,738
Conn’s, Inc. (a)	10,289	363,716
DSW, Inc. - Class A	31,615	1,071,116
Express, Inc. (a) (b)	34,677	383,528
Five Below, Inc. (a)	23,446	3,049,387
GameStop Corp. - Class A (b)	46,271	706,558
Genesco, Inc. (a) (b)	8,683	408,969
GNC Holdings, Inc. - Class A (a)	41,490	171,769
Group 1 Automotive, Inc.	7,911	513,424
Guess?, Inc.	25,521	576,775
Haverty Furniture Cos., Inc. (b)	10,391	229,641
Hibbett Sports, Inc. (a) (b)	10,209	191,929
Hudson, Ltd. - Class A (a)	18,056	407,343
Lithia Motors, Inc. - Class A (b)	10,519	858,982
Lumber Liquidators Holdings, Inc. (a) (b)	13,856	214,629
MarineMax, Inc. (a)	12,696	269,790
Monro, Inc.	13,506	940,018
Murphy USA, Inc. (a) (b)	12,944	1,106,194
National Vision Holdings, Inc. (a)	22,276	1,005,539
Office Depot, Inc.	216,434	694,753
Party City Holdco, Inc. (a)	25,796	349,536
Rent-A-Center, Inc. (a)	21,277	305,963
RH (a) (b)	8,668	1,135,595
Sally Beauty Holdings, Inc. (a) (b)	56,288	1,035,136
Shoe Carnival, Inc. (b)	4,114	158,389
Signet Jewelers, Ltd.	25,288	1,667,238
Sleep Number Corp. (a) (b)	14,171	521,209
Sonic Automotive, Inc. - Class A	9,480	183,438
Tailored Brands, Inc. (b)	22,434	565,112
Tile Shop Holdings, Inc.	20,043	143,307
Tilly’s, Inc. - Class A	7,301	138,354
Winmark Corp.	1,140	189,240
Zumiez, Inc. (a)	10,452	275,410

		31,020,450

Technology Hardware, Storage & Peripherals—0.3%
3D Systems Corp. (a) (b)	50,283	950,349
Cray, Inc. (a)	19,290	414,735
Diebold Nixdorf, Inc. (b)	35,435	159,457
Electronics for Imaging, Inc. (a) (b)	18,879	643,396
Immersion Corp. (a)	14,029	148,287
Stratasys, Ltd. (a) (b)	23,667	546,944
USA Technologies, Inc. (a)	23,924	172,253

		3,035,421

Textiles, Apparel & Luxury Goods—0.8%
Crocs, Inc. (a) (d)	31,969	680,620
Culp, Inc.	4,697	113,667
Deckers Outdoor Corp. (a)	13,276	1,574,268

BHFTII-224

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
Fossil Group, Inc. (a) (b)	20,656	$480,872
G-III Apparel Group, Ltd. (a)	18,501	891,563
Movado Group, Inc.	7,984	334,530
Oxford Industries, Inc.	7,657	690,661
Perry Ellis International, Inc. (a)	7,318	200,001
Steven Madden, Ltd.	25,452	1,346,411
Unifi, Inc. (a)	7,892	223,580
Vera Bradley, Inc. (a)	11,248	171,645
Wolverine World Wide, Inc.	41,902	1,636,273

		8,344,091

Thrifts & Mortgage Finance—2.1%
Axos Financial, Inc. (a) (b)	27,157	933,929
Beneficial Bancorp, Inc.	32,692	552,495
BSB Bancorp, Inc. (a)	4,295	140,017
Capitol Federal Financial, Inc.	59,838	762,336
Columbia Financial, Inc. (a)	20,912	349,230
Dime Community Bancshares, Inc. (b)	15,501	276,693
Essent Group, Ltd. (a)	41,392	1,831,596
Federal Agricultural Mortgage Corp. - Class C	4,263	307,703
First Defiance Financial Corp.	10,076	303,388
Flagstar Bancorp, Inc. (a)	12,717	400,204
Hingham Institution for Savings	716	157,384
Home Bancorp, Inc.	3,086	134,179
HomeStreet, Inc. (a)	12,382	328,123
Kearny Financial Corp.	41,863	579,803
LendingTree, Inc. (a) (b)	3,578	823,298
Merchants Bancorp	7,914	201,174
Meridian Bancorp, Inc.	23,292	395,964
Meta Financial Group, Inc.	4,218	348,618
MGIC Investment Corp. (a)	157,311	2,093,809
NMI Holdings, Inc. - Class A (a)	27,711	627,654
Northfield Bancorp, Inc.	19,366	308,307
Northwest Bancshares, Inc.	41,735	722,850
OceanFirst Financial Corp.	22,048	600,147
Ocwen Financial Corp. (a)	24,010	94,599
Oritani Financial Corp.	16,857	262,126
PCSB Financial Corp.	6,336	128,874
PennyMac Financial Services, Inc. - Class A	7,331	153,218
PHH Corp. (a)	15,676	172,279
Provident Financial Services, Inc.	29,105	714,528
Radian Group, Inc.	93,977	1,942,505
Southern Missouri Bancorp, Inc.	3,592	133,874
Sterling Bancorp, Inc.	10,982	124,206
TrustCo Bank Corp.	32,315	274,678
United Community Financial Corp.	24,319	235,165
United Financial Bancorp, Inc.	21,901	368,594
Walker & Dunlop, Inc.	12,545	663,380
Washington Federal, Inc. (b)	37,662	1,205,184
Waterstone Financial, Inc.	10,900	186,935
Western New England Bancorp, Inc.	13,397	144,688
WMIH Corp. (a)	69,426	96,502
WSFS Financial Corp.	14,223	670,614

		20,750,850

Security Description	Shares	Value

Tobacco—0.2%
Turning Point Brands, Inc.	4,000	$165,840
Universal Corp.	11,709	761,085
Vector Group, Ltd.	41,836	576,501

		1,503,426

Trading Companies & Distributors—1.3%
Aircastle, Ltd.	23,576	516,550
Applied Industrial Technologies, Inc.	16,061	1,256,773
Beacon Roofing Supply, Inc. (a) (b)	31,057	1,123,953
BlueLinx Holdings, Inc. (a) (b)	4,469	140,729
BMC Stock Holdings, Inc. (a)	31,129	580,556
CAI International, Inc. (a)	8,107	185,407
DXP Enterprises, Inc. (a)	6,978	279,608
GATX Corp. (b)	16,296	1,411,071
GMS, Inc. (a)	14,993	347,838
H&E Equipment Services, Inc.	15,412	582,265
Herc Holdings, Inc. (a)	11,071	566,835
Kaman Corp.	11,410	761,960
MRC Global, Inc. (a)	38,704	726,474
Nexeo Solutions, Inc. (a)	13,514	165,546
NOW, Inc. (a) (b)	51,271	848,535
Rush Enterprises, Inc. - Class A	12,945	508,868
SiteOne Landscape Supply, Inc. (a) (b)	16,863	1,270,458
Systemax, Inc.	5,954	196,125
Textainer Group Holdings, Ltd. (a)	11,532	147,610
Titan Machinery, Inc. (a)	9,306	144,103
Triton International, Ltd. (b)	24,043	799,911
Veritiv Corp. (a)	5,727	208,463

		12,769,638

Water Utilities—0.3%
American States Water Co.	16,817	1,028,191
Artesian Resources Corp. - Class A	3,766	138,513
California Water Service Group	22,665	972,329
Connecticut Water Service, Inc.	4,908	340,468
Middlesex Water Co.	7,497	363,005
SJW Group	7,394	452,143
York Water Co. (The)	6,695	203,528

		3,498,177

Wireless Telecommunication Services—0.2%
Boingo Wireless, Inc. (a)	17,390	606,911
Gogo, Inc. (a) (b)	27,687	143,696
NII Holdings, Inc. (a) (b)	41,560	243,542
Shenandoah Telecommunications Co.	20,059	777,286
Spok Holdings, Inc.	4,196	64,618

		1,836,053

Total Common Stocks (Cost $648,122,513)		988,629,801

Mutual Fund—0.9%

Investment Company Security—0.9%
iShares Russell 2000 Index Fund (b) (Cost $8,619,924)	51,200	8,629,760

BHFTII-225

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Rights—0.0%

Security Description	Shares/ Principal Amount*	Value

Biotechnology—0.0%
Tobira Therapeutics, Inc., Expires 12/31/28 (a) (c) (e) (f)	4,660	$37,093

Chemicals—0.0%
A. Schulman, Inc. (e)	12,704	24,265

Total Rights (Cost $24,544)		61,358

Short-Term Investments—0.3%

Discount Notes—0.1%
Federal Home Loan Bank Zero Coupon, 10/01/18 (g)	150,000	150,000
1.990%, 11/02/18 (g)	250,000	249,522
2.042%, 11/14/18 (g)	125,000	124,671
2.085%, 11/21/18 (g)	200,000	199,391
2.103%, 11/28/18 (g)	675,000	672,662

		1,396,246

U.S. Treasury—0.2%
U.S. Treasury Bills 2.125%, 12/13/18 (g)	250,000	248,924
2.137%, 12/20/18 (g)	1,975,000	1,965,663

		2,214,587

Total Short-Term Investments (Cost $3,610,965)		3,610,833

Securities Lending Reinvestments (h)—25.7%

Bank Note—0.4%
Bank of America N.A. 2.398%, 1M LIBOR + 0.250%, 11/13/18 (i)	4,000,000	4,000,000

Certificates of Deposit—10.0%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (i)	2,000,000	1,999,966
Banco Santander S.A. 2.340%, 11/07/18	4,000,000	4,000,328
Bank of Montreal Zero Coupon, 10/31/18	1,995,737	1,996,125
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (i)	2,000,000	1,999,996
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (i)	3,000,000	3,002,862
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (i)	5,000,000	4,998,985
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (i)	5,000,000	5,000,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (i)	1,000,000	1,000,358
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (i)	2,000,000	2,000,150
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	4,000,000	4,000,052
2.500%, 11/15/18	5,000,000	4,999,880

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	5,000,000	$5,000,010
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	6,947,412	6,948,859
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (i)	3,000,000	2,999,901
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (i)	4,000,000	3,999,684
2.504%, 1M LIBOR + 0.370%, 02/14/19 (i)	2,000,000	2,001,338
2.533%, 3M LIBOR + 0.190%, 02/01/19 (i)	1,500,000	1,500,121
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (i)	8,000,000	7,999,560
2.381%, 1M LIBOR + 0.250%, 01/11/19 (i)	2,000,000	2,000,660
Societe Generale 2.504%, 1M LIBOR + 0.400%, 10/02/18 (i)	1,000,000	999,983
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (i)	10,000,000	9,998,830
2.551%, 1M LIBOR + 0.420%, 10/11/18 (i)	1,000,000	1,000,050
Sumitomo Mitsui Trust Bank, Ltd. 2.290%, 1M LIBOR + 0.170%, 12/06/18 (i)	1,000,000	1,000,052
2.423%, 3M LIBOR + 0.090%, 10/18/18 (i)	3,000,377	2,999,979
2.502%, 1M LIBOR + 0.320%, 11/21/18 (i)	2,000,000	2,000,000
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (i)	5,000,000	5,000,595
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (i)	7,000,000	7,000,000
Wells Fargo Bank N.A. 2.475%, 3M LIBOR + 0.140%, 10/26/18 (i)	1,500,000	1,500,249
Westpac Banking Corp. 2.630%, Update Replacements.xls: FEDEFF PRV + 0.450%, 02/15/19 (i)	1,500,000	1,500,797

		100,449,370

Commercial Paper—3.6%
Bank of China, Ltd. 2.510%, 11/02/18	6,955,587	6,984,600
2.550%, 12/20/18	2,980,875	2,982,741
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (i)	3,000,000	3,000,309
2.453%, 1M LIBOR + 0.320%, 02/08/19 (i)	3,000,000	3,001,533
LMA S.A. & LMA Americas 2.470%, 11/13/18	2,963,979	2,991,327
Sheffield Receivables Co. 2.490%, 11/26/18	2,960,783	2,988,477
2.510%, Update Replacements.xls: SOFR + 0.350%, 11/28/18 (i)	1,000,000	1,000,274
Starbird Funding Corp. 2.280%, 11/08/18	2,982,900	2,992,338
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (i)	5,000,000	5,004,615
Westpac Banking Corp. 2.408%, 3M LIBOR + 0.070%, 08/07/19 (i)	3,000,000	3,000,000
2.492%, 1M LIBOR + 0.280%, 05/24/19 (i)	2,000,000	2,001,108

		35,947,322

BHFTII-226

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—8.8%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $4,042,022; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $4,217,144.	4,000,000	$4,000,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $1,007,139; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $52,663; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $51,000.	50,000	50,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $2,700,504; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $2,754,002.	2,700,000	2,700,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $3,000,560; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $3,060,000.	3,000,000	3,000,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $2,445,227; collateralized by various Common Stock with an aggregate market value of $2,671,974.	2,400,000	2,400,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $2,610,312; collateralized by various Common Stock with an aggregate market value of $2,889,239.	2,600,000	2,600,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $116,186; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $118,397.	116,164	116,164
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $3,710,498; collateralized by various Common Stock with an aggregate market value of $3,850,000.	3,500,000	3,500,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $2,078,124; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $20,009,606; collateralized by various Common Stock with an aggregate market value of $22,004,285.	20,000,000	$20,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $4,691,195; collateralized by various Common Stock with an aggregate market value of $5,118,214.	4,600,000	4,600,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $4,254,327; collateralized by various Common Stock with an aggregate market value of $4,673,152.	4,200,000	4,200,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $2,010,402; collateralized by various Common Stock with an aggregate market value of $2,225,488.	2,000,000	2,000,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $3,015,405; collateralized by various Common Stock with an aggregate market value of $3,338,232.	3,000,000	3,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $5,573,054; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $6,108,566.	5,500,000	5,500,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $6,684,277; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $7,330,279.	6,600,000	6,600,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $4,049,793; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $4,442,594.	4,000,000	4,000,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $6,881,594; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $7,552,409.	6,800,000	6,800,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $3,419,227; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,776,205.	3,400,000	3,400,000

BHFTII-227

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $2,022,100; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,221,297.	2,000,000	$2,000,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $4,543,290; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $4,997,918.	4,500,000	4,500,000

		87,966,164

Time Deposits—2.9%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	10,000,000	10,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	10,000,000	10,000,000
DZ Bank AG 2.150%, 10/01/18	2,000,000	2,000,000
Erste Group Bank AG 2.170%, 10/01/18	2,750,000	2,750,000
Nordea Bank New York 2.140%, 10/01/18	2,000,000	2,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	2,000,000	2,000,000

		28,750,000

Total Securities Lending Reinvestments (Cost $257,100,910)		257,112,856

Total Investments—125.6% (Cost $917,478,856)		1,258,044,608
Other assets and liabilities (net)—(25.6)%		(256,224,905)

Net Assets—100.0%		$1,001,819,703

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $249,545,496 and the collateral received consisted of cash in the amount of $257,003,814. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent less than 0.05% of net assets.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2018, the market value of securities pledged was $3,215,992.
(e)	Illiquid security. As of September 30, 2018, these securities represent 0.0% of net assets.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
Russell 2000 Index Mini Futures	12/21/18	42	USD	3,571,680	$(58,756)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTII-228

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$13,953,380	$—	$—	$13,953,380
Air Freight & Logistics	3,266,582	—	—	3,266,582
Airlines	4,337,516	—	—	4,337,516
Auto Components	10,203,927	—	—	10,203,927
Automobiles	496,156	—	—	496,156
Banks	92,439,281	—	—	92,439,281
Beverages	2,813,207	—	—	2,813,207
Biotechnology	65,266,461	—	—	65,266,461
Building Products	13,114,765	—	—	13,114,765
Capital Markets	12,333,879	—	—	12,333,879
Chemicals	20,125,954	—	—	20,125,954
Commercial Services & Supplies	25,264,312	—	—	25,264,312
Communications Equipment	15,609,273	—	—	15,609,273
Construction & Engineering	10,109,478	—	—	10,109,478
Construction Materials	1,263,624	—	—	1,263,624
Consumer Finance	7,056,281	—	—	7,056,281
Containers & Packaging	1,122,416	—	—	1,122,416
Distributors	737,068	—	—	737,068
Diversified Consumer Services	8,330,486	—	—	8,330,486
Diversified Financial Services	1,675,049	—	—	1,675,049
Diversified Telecommunication Services	6,000,914	—	—	6,000,914
Electric Utilities	9,927,736	—	—	9,927,736
Electrical Equipment	6,753,064	—	—	6,753,064
Electronic Equipment, Instruments & Components	22,891,701	—	—	22,891,701
Energy Equipment & Services	18,984,357	—	—	18,984,357
Entertainment	5,907,548	—	—	5,907,548
Equity Real Estate Investment Trusts	63,555,010	—	—	63,555,010
Food & Staples Retailing	6,308,169	—	—	6,308,169
Food Products	10,025,516	—	—	10,025,516
Gas Utilities	9,771,266	—	—	9,771,266
Health Care Equipment & Supplies	38,714,502	—	—	38,714,502
Health Care Providers & Services	19,376,567	—	—	19,376,567
Health Care Technology	11,341,962	—	—	11,341,962
Hotels, Restaurants & Leisure	29,583,091	—	—	29,583,091
Household Durables	14,733,997	—	—	14,733,997
Household Products	1,770,584	—	—	1,770,584
Independent Power and Renewable Electricity Producers	2,894,119	—	—	2,894,119
Industrial Conglomerates	727,334	—	—	727,334
Insurance	26,305,275	—	—	26,305,275
Interactive Media & Services	5,882,840	—	—	5,882,840

BHFTII-229

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Internet & Direct Marketing Retail	$9,664,967	$—	$—	$9,664,967
IT Services	19,900,493	—	—	19,900,493
Leisure Products	4,133,827	—	—	4,133,827
Life Sciences Tools & Services	5,205,723	—	—	5,205,723
Machinery	38,904,671	—	—	38,904,671
Marine	1,261,224	—	—	1,261,224
Media	12,825,181	—	—	12,825,181
Metals & Mining	12,870,988	660	—	12,871,648
Mortgage Real Estate Investment Trusts	10,523,396	—	—	10,523,396
Multi-Utilities	4,581,481	—	—	4,581,481
Multiline Retail	3,381,694	—	—	3,381,694
Oil, Gas & Consumable Fuels	28,547,874	—	—	28,547,874
Paper & Forest Products	6,021,398	—	—	6,021,398
Personal Products	3,672,489	—	—	3,672,489
Pharmaceuticals	22,132,624	—	—	22,132,624
Professional Services	14,236,824	—	—	14,236,824
Real Estate Management & Development	5,499,417	—	—	5,499,417
Road & Rail	5,270,570	—	—	5,270,570
Semiconductors & Semiconductor Equipment	23,954,883	—	—	23,954,883
Software	52,306,664	—	—	52,306,664
Specialty Retail	31,020,450	—	—	31,020,450
Technology Hardware, Storage & Peripherals	3,035,421	—	—	3,035,421
Textiles, Apparel & Luxury Goods	8,344,091	—	—	8,344,091
Thrifts & Mortgage Finance	20,750,850	—	—	20,750,850
Tobacco	1,503,426	—	—	1,503,426
Trading Companies & Distributors	12,769,638	—	—	12,769,638
Water Utilities	3,498,177	—	—	3,498,177
Wireless Telecommunication Services	1,836,053	—	—	1,836,053
Total Common Stocks	988,629,141	660	—	988,629,801
Total Mutual Fund*	8,629,760	—	—	8,629,760
Rights
Biotechnology	—	—	37,093	37,093
Chemicals	—	24,265	—	24,265
Total Rights	—	24,265	37,093	61,358
Total Short-Term Investments*	—	3,610,833	—	3,610,833
Total Securities Lending Reinvestments*	—	257,112,856	—	257,112,856
Total Investments	$997,258,901	$260,748,614	$37,093	$1,258,044,608

Collateral for Securities Loaned (Liability)	$—	$(257,003,814)	$—	$(257,003,814)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(58,756)	$—	$—	$(58,756)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2018 is not presented.

BHFTII-230

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—59.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Boeing Co. (The)	13,281	$4,939,204
Harris Corp.	6,198	1,048,763
Lockheed Martin Corp.	13,166	4,554,909
Northrop Grumman Corp.	9,189	2,916,313
United Technologies Corp.	37,128	5,190,866

		18,650,055

Air Freight & Logistics—0.2%
United Parcel Service, Inc. - Class B	17,471	2,039,739

Airlines—0.2%
Delta Air Lines, Inc.	21,176	1,224,608

Auto Components—0.6%
Aptiv plc	24,585	2,062,681
Garrett Motion, Inc. (a)	2,971	54,958
Lear Corp.	16,368	2,373,360

		4,490,999

Automobiles—0.2%
Harley-Davidson, Inc.	5,121	231,981
Toyota Motor Corp.	23,000	1,426,961

		1,658,942

Banks—5.9%
Bank of America Corp.	207,588	6,115,543
BNP Paribas S.A.	8,824	539,285
Citigroup, Inc.	119,646	8,583,404
JPMorgan Chase & Co.	133,962	15,116,272
PNC Financial Services Group, Inc. (The)	33,192	4,520,419
Royal Bank of Canada	10,726	859,807
Sumitomo Mitsui Financial Group, Inc.	11,200	452,046
SunTrust Banks, Inc. (b)	14,355	958,770
U.S. Bancorp	105,387	5,565,487
Wells Fargo & Co.	93,662	4,922,875
Westpac Banking Corp.	40,154	808,688

		48,442,596

Beverages—0.7%
Coca-Cola European Partners plc	18,750	852,563
Diageo plc	85,759	3,037,100
Molson Coors Brewing Co. - Class B	12,120	745,380
PepsiCo, Inc.	7,108	794,674

		5,429,717

Biotechnology—0.1%
Biogen, Inc. (a)	2,445	863,843

Building Products—0.6%
Johnson Controls International plc (b)	136,403	4,774,105

Capital Markets—3.5%
Apollo Global Management LLC - Class A	59,188	2,044,946
Bank of New York Mellon Corp. (The)	97,690	4,981,213
BlackRock, Inc.	6,463	3,046,206

Security Description	Shares	Value

Capital Markets—(Continued)
Blackstone Group L.P. (The)	38,538	$1,467,527
Charles Schwab Corp. (The)	18,441	906,375
Goldman Sachs Group, Inc. (The)	26,867	6,024,656
Invesco, Ltd. (b)	21,973	502,742
Moody’s Corp.	7,094	1,186,117
Morgan Stanley	36,495	1,699,572
Nasdaq, Inc. (b)	20,088	1,723,551
State Street Corp.	37,240	3,119,967
T. Rowe Price Group, Inc.	17,852	1,949,081

		28,651,953

Chemicals—1.6%
Axalta Coating Systems, Ltd. (a)	44,179	1,288,260
Celanese Corp.	13,196	1,504,344
DowDuPont, Inc.	27,718	1,782,544
PPG Industries, Inc.	52,191	5,695,604
Sherwin-Williams Co. (The)	6,495	2,956,589

		13,227,341

Commercial Services & Supplies—0.1%
Transcontinental, Inc. - Class A	39,704	703,923

Communications Equipment—0.7%
Cisco Systems, Inc.	116,096	5,648,070

Consumer Finance—0.6%
American Express Co.	17,585	1,872,627
Discover Financial Services	25,743	1,968,052
Synchrony Financial	20,951	651,157

		4,491,836

Containers & Packaging—0.2%
Crown Holdings, Inc. (a) (b)	27,035	1,297,680

Diversified Financial Services—0.1%
ORIX Corp.	50,200	813,807

Diversified Telecommunication Services—0.5%
AT&T, Inc.	10,295	345,706
Verizon Communications, Inc.	64,287	3,432,283

		3,777,989

Electric Utilities—1.8%
American Electric Power Co., Inc.	12,703	900,389
Duke Energy Corp.	47,181	3,775,423
Exelon Corp.	91,921	4,013,271
PPL Corp.	72,061	2,108,505
Southern Co. (The) (b)	51,417	2,241,781
SSE plc	84,536	1,262,040
Xcel Energy, Inc.	13,806	651,781

		14,953,190

Electrical Equipment—0.9%
Eaton Corp. plc	77,215	6,696,857
Regal-Beloit Corp. (b)	5,248	432,698

BHFTII-231

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
Schneider Electric SE	5,319	$427,927

		7,557,482

Energy Equipment & Services—0.4%
Schlumberger, Ltd.	53,699	3,271,343

Entertainment—0.1%
Electronic Arts, Inc. (a)	4,224	508,950

Equity Real Estate Investment Trusts—1.1%
Extra Space Storage, Inc.	14,462	1,252,988
Life Storage, Inc.	8,566	815,140
Medical Properties Trust, Inc. (b)	197,643	2,946,857
Public Storage	2,862	577,065
Simon Property Group, Inc. (b)	6,957	1,229,650
STORE Capital Corp. (b)	75,673	2,102,953

		8,924,653

Food & Staples Retailing—0.2%
Kroger Co. (The) (b)	20,831	606,391
U.S. Foods Holding Corp. (a)	23,971	738,786

		1,345,177

Food Products—2.0%
Archer-Daniels-Midland Co.	40,769	2,049,458
Danone S.A.	20,634	1,597,414
General Mills, Inc.	71,010	3,047,749
J.M. Smucker Co. (The) (b)	5,826	597,806
Marine Harvest ASA	66,850	1,548,647
Mondelez International, Inc. - Class A	20,312	872,603
Nestle S.A.	45,425	3,784,179
Tyson Foods, Inc. - Class A	43,780	2,606,223

		16,104,079

Health Care Equipment & Supplies—2.4%
Abbott Laboratories	72,035	5,284,488
Danaher Corp.	56,089	6,094,631
Medtronic plc	71,035	6,987,713
Zimmer Biomet Holdings, Inc. (b)	10,873	1,429,473

		19,796,305

Health Care Providers & Services—2.0%
AmerisourceBergen Corp.	11,183	1,031,296
Cigna Corp.	17,614	3,668,116
CVS Health Corp.	26,131	2,057,032
Express Scripts Holding Co. (a)	11,756	1,116,938
HCA Healthcare, Inc.	21,529	2,995,114
Humana, Inc.	11,280	3,818,506
McKesson Corp.	13,666	1,812,795

		16,499,797

Hotels, Restaurants & Leisure—0.3%
Aramark	25,202	1,084,190
Marriott International, Inc. - Class A	6,080	802,743

Hotels, Restaurants & Leisure—(Continued)
Starbucks Corp. (b)	10,710	608,756

		2,495,689

Household Durables—0.5%
Newell Brands, Inc. (b)	86,425	1,754,427
PulteGroup, Inc. (b)	28,062	695,096
Whirlpool Corp.	12,590	1,495,063

		3,944,586

Household Products—0.6%
Colgate-Palmolive Co.	4,927	329,863
Kimberly-Clark Corp.	25,000	2,841,000
Procter & Gamble Co. (The)	4,545	378,280
Reckitt Benckiser Group plc	18,019	1,646,113

		5,195,256

Industrial Conglomerates—1.3%
3M Co.	16,034	3,378,524
Honeywell International, Inc.	44,687	7,373,355

		10,751,879

Insurance—3.3%
Aon plc	33,479	5,148,401
Chubb, Ltd. (b)	46,291	6,186,329
Prudential Financial, Inc.	46,924	4,754,340
Tokio Marine Holdings, Inc.	8,900	441,629
Travelers Cos., Inc. (The)	59,190	7,677,535
Unum Group (b)	23,820	930,647
Zurich Insurance Group AG	6,446	2,035,443

		27,174,324

Interactive Media & Services—0.7%
Alphabet, Inc. - Class A (a)	2,009	2,425,024
Facebook, Inc. - Class A (a)	18,735	3,081,158

		5,506,182

Internet & Direct Marketing Retail—0.6%
Amazon.com, Inc. (a)	2,596	5,199,788

IT Services—2.6%
Accenture plc - Class A	43,978	7,485,056
Amdocs, Ltd.	21,111	1,392,904
Cognizant Technology Solutions Corp. - Class A	8,505	656,161
DXC Technology Co.	61,347	5,737,171
Fidelity National Information Services, Inc.	17,494	1,908,071
Fiserv, Inc. (a)	20,685	1,704,030
Visa, Inc. - Class A (b)	9,169	1,376,175
Worldpay, Inc. - Class A (a)	11,681	1,182,935

		21,442,503

Life Sciences Tools & Services—0.8%
Thermo Fisher Scientific, Inc.	28,035	6,842,783

Machinery—1.1%
AGCO Corp. (b)	13,151	799,449

BHFTII-232

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Allison Transmission Holdings, Inc. (b)	6,511	$338,637
Deere & Co.	6,844	1,028,859
Illinois Tool Works, Inc.	25,733	3,631,441
Ingersoll-Rand plc	14,375	1,470,562
Stanley Black & Decker, Inc.	13,634	1,996,563

		9,265,511

Media—1.8%
Comcast Corp. - Class A	300,643	10,645,769
Interpublic Group of Cos., Inc. (The) (b)	55,198	1,262,378
Omnicom Group, Inc. (b)	36,052	2,452,257

		14,360,404

Metals & Mining—0.3%
Rio Tinto plc	44,778	2,259,145

Mortgage Real Estate Investment Trusts—0.1%
Annaly Capital Management, Inc. (b)	78,350	801,520

Multi-Utilities—0.5%
Engie S.A.	56,588	831,218
Public Service Enterprise Group, Inc.	23,353	1,232,805
Sempra Energy (b)	9,373	1,066,179
WEC Energy Group, Inc. (b)	12,381	826,555

		3,956,757

Multiline Retail—0.0%
Kohl’s Corp. (b)	5,459	406,968

Oil, Gas & Consumable Fuels—3.6%
Anadarko Petroleum Corp.	20,765	1,399,769
BP plc	347,281	2,664,456
Chevron Corp.	25,346	3,099,309
Eni S.p.A.	74,270	1,400,755
Enterprise Products Partners L.P.	108,496	3,117,090
EOG Resources, Inc.	26,920	3,434,184
EQT Corp. (b)	14,672	648,943
EQT Midstream Partners LP	12,152	641,383
Exxon Mobil Corp.	40,336	3,429,367
Hess Corp.	18,034	1,290,874
Marathon Petroleum Corp. (b)	11,752	939,807
MPLX L.P.	22,183	769,306
Noble Energy, Inc. (b)	27,685	863,495
Occidental Petroleum Corp.	14,991	1,231,810
Phillips 66	11,519	1,298,422
Pioneer Natural Resources Co.	5,612	977,554
Plains All American Pipeline L.P.	42,417	1,060,849
Plains GP Holdings L.P. - Class A (a)	47,291	1,160,048

		29,427,421

Personal Products—0.1%
Coty, Inc. - Class A (b)	46,182	580,046

Pharmaceuticals—4.4%
Bayer AG	24,649	2,189,654

Pharmaceuticals—(Continued)
Bristol-Myers Squibb Co.	63,295	3,929,354
Eli Lilly & Co.	36,982	3,968,539
Johnson & Johnson	67,766	9,363,228
Merck & Co., Inc.	22,734	1,612,750
Mylan NV (a)	20,052	733,903
Novartis AG	13,004	1,120,404
Pfizer, Inc.	255,952	11,279,805
Roche Holding AG	6,796	1,644,491

		35,842,128

Professional Services—0.2%
Equifax, Inc.	13,495	1,762,042

Road & Rail—1.2%
Canadian National Railway Co.	11,117	998,307
Union Pacific Corp.	53,553	8,720,035

		9,718,342

Semiconductors & Semiconductor Equipment—1.4%
Analog Devices, Inc.	6,986	645,926
Intel Corp.	30,889	1,460,741
Marvell Technology Group, Ltd.	43,755	844,471
Maxim Integrated Products, Inc.	21,662	1,221,520
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	72,403	3,197,316
Texas Instruments, Inc.	41,388	4,440,519

		11,810,493

Software—1.8%
Adobe Systems, Inc. (a)	19,032	5,137,688
Check Point Software Technologies, Ltd. (a)	8,673	1,020,552
Microsoft Corp.	65,289	7,467,103
Oracle Corp.	28,636	1,476,472

		15,101,815

Specialty Retail—0.4%
Best Buy Co., Inc. (b)	11,445	908,275
Tractor Supply Co.	12,282	1,116,188
Urban Outfitters, Inc. (a) (b)	21,163	865,567

		2,890,030

Technology Hardware, Storage & Peripherals—0.7%
Apple, Inc.	14,279	3,223,341
Hewlett Packard Enterprise Co. (b)	33,451	545,586
Samsung Electronics Co., Ltd.	16,392	559,027
Seagate Technology plc (b)	13,342	631,744
Western Digital Corp. (b)	9,103	532,890

		5,492,588

Textiles, Apparel & Luxury Goods—0.4%
Hanesbrands, Inc. (b)	34,874	642,728
LVMH Moet Hennessy Louis Vuitton SE	3,367	1,188,770
NIKE, Inc. - Class B	16,915	1,433,039

		3,264,537

BHFTII-233

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Tobacco—1.9%
Altria Group, Inc.	80,961	$4,882,758
Japan Tobacco, Inc.	26,400	689,229
Philip Morris International, Inc. (b)	123,542	10,073,615

		15,645,602

Trading Companies & Distributors—0.0%
HD Supply Holdings, Inc. (a)	8,439	361,105

Total Common Stocks (Cost $365,384,508)		486,647,623

U.S. Treasury & Government Agencies—24.7%

Agency Sponsored Mortgage-Backed—11.9%
Fannie Mae 15 Yr. Pool 2.500%, TBA (c)	1,000,000	964,844
3.000%, 12/01/31	1,220,096	1,206,422
3.000%, TBA (c)	1,100,000	1,085,799
4.500%, 03/01/19	2,743	2,777
4.500%, 06/01/19	3,997	4,046
4.500%, 04/01/20	7,438	7,529
4.500%, 07/01/20	3,605	3,650
5.000%, 12/01/18	2,085	2,148
5.000%, 07/01/19	9,548	9,835
5.000%, 07/01/20	9,082	9,356
5.000%, 08/01/20	8,922	9,194
5.000%, 12/01/20	21,892	22,551
5.500%, 06/01/19	8,611	8,639
5.500%, 07/01/19	10,701	10,736
5.500%, 08/01/19	1,931	1,937
5.500%, 09/01/19	10,913	10,953
5.500%, 01/01/21	9,913	10,017
5.500%, 03/01/21	3,573	3,614
6.000%, 11/01/18	43	43
6.000%, 01/01/21	17,228	17,431
6.000%, 05/01/21	5,205	5,244
Fannie Mae 20 Yr. Pool 3.000%, 07/01/37	266,187	258,523
3.000%, 11/01/37	513,898	498,785
3.500%, 04/01/38	484,132	481,917
Fannie Mae 30 Yr. Pool 3.000%, 09/01/46	204,268	195,977
3.000%, 10/01/46	801,870	769,302
3.000%, 11/01/46	1,027,118	985,413
3.000%, TBA (c)	1,100,000	1,052,618
3.500%, 11/01/41	51,084	50,673
3.500%, 01/01/42	644,668	639,477
3.500%, 01/01/43	224,687	222,880
3.500%, 04/01/43	737,553	731,635
3.500%, 05/01/43	974,056	965,939
3.500%, 07/01/43	1,107,046	1,096,872
3.500%, 08/01/43	372,913	369,910
3.500%, 09/01/43	1,527,789	1,514,163
3.500%, 02/01/45	1,111,686	1,099,290

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 09/01/45	1,296,047	$1,280,992
3.500%, 10/01/45	895,050	884,652
3.500%, 01/01/46	285,594	282,277
3.500%, 05/01/46	532,152	525,760
3.500%, 07/01/46	1,170,009	1,155,572
3.500%, 10/01/46	363,680	359,088
3.500%, 12/01/46	952,095	939,658
3.500%, 01/01/47	137,351	135,510
3.500%, 08/01/48	697,640	686,961
4.000%, 09/01/40	1,114,298	1,133,642
4.000%, 11/01/40	256,151	260,604
4.000%, 12/01/40	590,770	601,022
4.000%, 02/01/41	689,270	701,496
4.000%, 06/01/41	684,301	696,178
4.000%, 11/01/41	228,719	232,696
4.000%, 01/01/42	1,632,247	1,660,618
4.000%, 04/01/42	208,554	212,309
4.000%, 10/01/42	177,481	180,677
4.000%, 12/01/42	200,870	204,486
4.000%, 01/01/43	333,279	339,145
4.000%, 04/01/43	59,930	60,971
4.000%, 05/01/43	665,485	677,206
4.000%, 06/01/43	296,314	301,463
4.000%, 07/01/43	280,819	285,028
4.000%, 01/01/44	125,586	127,834
4.000%, 04/01/44	136,599	138,972
4.000%, 05/01/44	506,788	515,596
4.000%, 11/01/44	246,406	249,356
4.000%, 02/01/45	382,887	390,206
4.000%, 06/01/47	1,055,269	1,066,247
4.000%, 10/01/48	1,600,000	1,616,424
4.500%, 08/01/33	132,351	137,069
4.500%, 03/01/34	411,751	427,160
4.500%, 01/01/40	147,694	153,724
4.500%, 08/01/40	34,828	36,246
4.500%, 02/01/41	243,343	253,250
4.500%, 04/01/41	415,534	432,400
4.500%, 11/01/42	131,395	136,738
4.500%, 01/01/43	306,673	319,128
4.500%, 04/01/44	1,771,305	1,843,375
4.500%, 06/01/44	178,830	186,104
5.000%, 11/01/33	79,058	83,943
5.000%, 03/01/34	66,054	70,258
5.000%, 05/01/34	28,868	30,649
5.000%, 08/01/34	27,485	29,176
5.000%, 09/01/34	104,457	110,908
5.000%, 06/01/35	67,594	71,727
5.000%, 07/01/35	206,755	219,405
5.000%, 08/01/35	67,876	72,078
5.000%, 09/01/35	44,928	47,721
5.000%, 10/01/35	181,727	192,991
5.000%, 07/01/39	191,356	203,067
5.000%, 10/01/39	119,583	127,174
5.000%, 11/01/39	55,929	59,511

BHFTII-234

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 11/01/40	79,031	$83,958
5.000%, 01/01/41	18,452	19,378
5.000%, 03/01/41	46,818	49,805
5.500%, 02/01/33	34,931	37,692
5.500%, 05/01/33	4,430	4,741
5.500%, 06/01/33	145,304	157,162
5.500%, 07/01/33	127,086	137,253
5.500%, 11/01/33	78,179	84,458
5.500%, 12/01/33	11,708	12,500
5.500%, 01/01/34	102,253	109,897
5.500%, 02/01/34	121,468	130,981
5.500%, 03/01/34	34,595	37,584
5.500%, 04/01/34	46,271	49,466
5.500%, 05/01/34	246,249	267,296
5.500%, 06/01/34	276,621	299,861
5.500%, 07/01/34	100,821	108,823
5.500%, 09/01/34	251,853	269,757
5.500%, 10/01/34	367,391	397,581
5.500%, 11/01/34	538,580	584,100
5.500%, 12/01/34	242,459	262,824
5.500%, 01/01/35	285,494	309,538
5.500%, 02/01/35	6,712	7,166
5.500%, 04/01/35	51,879	56,245
5.500%, 07/01/35	16,948	18,095
5.500%, 08/01/35	7,663	8,182
5.500%, 09/01/35	165,862	180,187
6.000%, 02/01/32	69,018	74,602
6.000%, 03/01/34	24,768	27,324
6.000%, 04/01/34	194,383	212,895
6.000%, 06/01/34	209,031	230,000
6.000%, 07/01/34	171,026	187,890
6.000%, 08/01/34	219,554	240,167
6.000%, 10/01/34	153,653	169,044
6.000%, 11/01/34	32,107	34,698
6.000%, 12/01/34	8,445	9,121
6.000%, 08/01/35	30,816	33,452
6.000%, 09/01/35	38,082	42,103
6.000%, 10/01/35	63,397	69,272
6.000%, 11/01/35	8,982	9,703
6.000%, 12/01/35	78,205	85,793
6.000%, 02/01/36	73,213	79,139
6.000%, 04/01/36	57,971	63,048
6.000%, 06/01/36	8,667	9,579
6.000%, 07/01/37	101,427	111,902
6.500%, 06/01/31	27,324	30,189
6.500%, 07/01/31	3,881	4,255
6.500%, 09/01/31	24,096	26,417
6.500%, 02/01/32	14,473	15,945
6.500%, 07/01/32	72,796	81,017
6.500%, 08/01/32	55,269	61,650
6.500%, 01/01/33	30,535	33,897
6.500%, 04/01/34	48,760	53,952
6.500%, 06/01/34	22,016	24,137
6.500%, 08/01/34	15,617	17,121
6.500%, 04/01/36	11,742	12,873

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.500%, 05/01/36	45,306	$49,671
6.500%, 02/01/37	65,876	72,223
6.500%, 05/01/37	31,386	34,410
6.500%, 07/01/37	49,941	55,179
Fannie Mae Multifamily REMIC Trust (CMO) 2.409%, 1M LIBOR + 0.340%, 04/25/20 (d)	54,641	54,608
Fannie Mae Pool 2.280%, 11/01/26	154,862	143,661
2.410%, 05/01/23	90,247	87,286
2.550%, 05/01/23	144,901	140,976
2.700%, 07/01/25	121,000	116,038
4.600%, 09/01/19	124,572	126,195
5.000%, 03/01/26	82,966	88,241
Fannie Mae REMICS (CMO) 2.000%, 05/25/44	193,638	183,331
Fannie Mae-ACES (CMO) 2.683%, 12/25/26 (d)	511,000	476,818
Freddie Mac 15 Yr. Gold Pool 4.500%, 11/01/18	964	976
4.500%, 01/01/19	2,219	2,247
4.500%, 08/01/19	698	707
4.500%, 02/01/20	7,035	7,122
4.500%, 08/01/24	151,176	156,314
5.500%, 01/01/19	687	688
5.500%, 04/01/19	972	973
5.500%, 06/01/19	547	547
5.500%, 07/01/19	174	174
5.500%, 08/01/19	514	515
5.500%, 02/01/20	1,108	1,115
6.000%, 08/01/19	7,434	7,471
6.000%, 09/01/19	1,663	1,664
6.000%, 11/01/19	2,749	2,757
6.000%, 05/01/21	6,231	6,322
6.000%, 10/01/21	21,647	22,003
Freddie Mac 20 Yr. Gold Pool 3.500%, 05/01/38	169,733	168,949
4.000%, 08/01/37	113,881	116,314
Freddie Mac 30 Yr. Gold Pool 3.000%, 10/01/42	547,716	528,606
3.000%, 04/01/43	1,207,132	1,165,109
3.000%, 05/01/43	1,057,602	1,020,849
3.000%, 05/01/46	536,658	514,716
3.000%, 10/01/46	1,008,698	967,453
3.000%, 11/01/46	1,938,041	1,858,123
3.000%, 03/01/48	486,296	465,500
3.000%, 09/01/48	149,984	143,597
3.500%, 02/01/42	522,621	518,293
3.500%, 04/01/42	338,309	335,911
3.500%, 12/01/42	813,740	806,975
3.500%, 04/01/43	238,632	236,645
3.500%, 07/01/43	48,470	48,066
3.500%, 08/01/43	516,988	512,682
3.500%, 12/01/45	522,564	515,622
3.500%, 11/01/46	414,170	408,010
3.500%, 12/01/46	2,026,527	1,996,385

BHFTII-235

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 01/01/47	1,413,030	$1,391,958
3.500%, TBA (c)	800,000	787,156
4.000%, 11/01/40	616,240	627,691
4.000%, 01/01/41	1,291,130	1,315,139
4.000%, 04/01/44	414,583	419,823
4.000%, 08/01/47	1,189,830	1,202,683
4.000%, 08/01/48	794,061	802,234
4.000%, 10/01/48	425,000	429,374
4.500%, 04/01/35	36,137	37,475
4.500%, 07/01/39	204,027	212,587
4.500%, 09/01/39	114,737	119,709
4.500%, 10/01/39	66,000	68,853
4.500%, 12/01/39	101,434	105,828
4.500%, 05/01/42	180,842	188,687
5.000%, 09/01/33	157,654	166,804
5.000%, 03/01/34	33,552	35,715
5.000%, 04/01/34	28,097	29,719
5.000%, 08/01/35	35,213	37,273
5.000%, 10/01/35	79,853	84,773
5.000%, 11/01/35	63,983	67,681
5.000%, 12/01/36	43,481	46,168
5.000%, 07/01/39	319,768	339,570
5.500%, 12/01/33	189,804	207,946
5.500%, 01/01/34	125,617	136,148
5.500%, 04/01/34	27,935	29,865
5.500%, 11/01/34	23,601	25,331
5.500%, 12/01/34	9,097	9,694
5.500%, 05/01/35	24,697	26,385
5.500%, 09/01/35	31,791	34,087
5.500%, 10/01/35	42,414	45,621
6.000%, 04/01/34	96,187	105,814
6.000%, 07/01/34	27,050	29,583
6.000%, 08/01/34	199,922	220,953
6.000%, 09/01/34	2,502	2,719
6.000%, 07/01/35	33,047	36,372
6.000%, 08/01/35	41,170	45,544
6.000%, 11/01/35	64,294	71,134
6.000%, 03/01/36	21,348	23,204
6.000%, 10/01/36	34,412	38,046
6.000%, 03/01/37	7,516	8,169
6.000%, 05/01/37	57,801	63,785
6.000%, 06/01/37	39,096	43,238
6.500%, 05/01/34	12,379	13,695
6.500%, 06/01/34	60,385	66,802
6.500%, 08/01/34	50,785	56,181
6.500%, 10/01/34	61,983	69,177
6.500%, 11/01/34	42,255	46,745
6.500%, 05/01/37	60,555	66,991
6.500%, 07/01/37	59,852	66,599
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 0.325%, 11/25/27 (d) (e)	5,207,000	96,205
0.370%, 12/25/27 (d) (e)	3,235,000	71,822
0.401%, 11/25/24 (d) (e)	4,908,000	83,942
0.406%, 09/25/27 (d) (e)	3,341,000	82,223
0.413%, 12/25/27 (d) (e)	3,579,000	91,226

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
0.420%, 11/25/27 (d) (e)	3,696,294	$87,354
0.432%, 08/25/24 (d) (e)	4,897,000	97,408
0.449%, 11/25/32 (d) (e)	2,842,655	90,079
0.457%, 11/25/27 (d) (e)	3,363,731	89,980
0.461%, 08/25/27 (d) (e)	3,107,000	87,554
0.492%, 10/25/24 (d) (e)	6,515,786	123,053
0.495%, 12/25/27 (d) (e)	5,741,300	169,495
0.496%, 09/25/27 (d) (e)	2,758,746	81,621
0.532%, 08/25/24 (d) (e)	8,952,259	189,780
0.568%, 08/25/27 (d) (e)	2,150,684	71,205
0.637%, 07/25/24 (d) (e)	4,483,000	128,189
0.714%, 07/25/27 (d) (e)	3,882,418	169,178
0.747%, 07/25/24 (d) (e)	1,650,508	49,053
0.774%, 06/25/27 (d) (e)	4,356,000	219,877
0.891%, 06/25/27 (d) (e)	1,480,520	80,917
1.018%, 04/25/24 (d) (e)	1,978,540	78,817
1.869%, 11/25/19	313,527	310,349
2.456%, 08/25/19	330,000	329,037
2.510%, 11/25/22	489,000	476,547
2.670%, 12/25/24	507,000	489,292
2.673%, 03/25/26	676,000	643,221
2.716%, 06/25/22	346,271	341,127
2.791%, 01/25/22	474,000	468,719
3.010%, 07/25/25	134,000	131,131
3.060%, 07/25/23 (d)	219,000	217,307
3.064%, 08/25/24 (d)	255,000	251,645
3.111%, 02/25/23	695,000	692,808
3.117%, 06/25/27	354,000	342,989
3.151%, 11/25/25	317,000	312,904
3.171%, 10/25/24	424,000	420,872
3.187%, 09/25/27 (d)	242,000	234,901
3.194%, 07/25/27	389,000	378,618
3.224%, 03/25/27	334,000	326,962
3.244%, 08/25/27	920,000	898,030
3.250%, 04/25/23 (d)	803,000	804,900
3.300%, 10/25/26	310,000	305,961
3.303%, 11/25/27 (d)	85,000	83,242
3.320%, 02/25/23 (d)	227,000	228,066
3.413%, 12/25/26	248,000	246,338
3.430%, 01/25/27 (d)	242,707	241,206
3.458%, 08/25/23 (d)	835,000	842,551
3.650%, 02/25/28 (d)	285,000	286,892
3.900%, 06/25/51	528,000	540,329
5.085%, 03/25/19	1,226,000	1,231,996
Ginnie Mae I 30 Yr. Pool 3.500%, 12/15/41	336,733	336,344
3.500%, 02/15/42	116,345	116,211
4.500%, 09/15/33	75,634	78,897
4.500%, 11/15/39	232,040	242,083
4.500%, 03/15/40	248,589	262,395
4.500%, 04/15/40	273,670	285,480
4.500%, 06/15/40	112,811	118,553
5.000%, 03/15/34	25,817	27,419
5.000%, 06/15/34	61,158	64,963
5.000%, 12/15/34	28,089	29,835

BHFTII-236

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.000%, 06/15/35	7,075	$7,372
5.500%, 11/15/32	137,352	148,011
5.500%, 08/15/33	205,221	222,745
5.500%, 12/15/33	114,441	124,333
5.500%, 09/15/34	100,839	109,551
5.500%, 10/15/35	13,711	14,720
6.000%, 12/15/28	28,350	30,866
6.000%, 12/15/31	27,061	29,571
6.000%, 03/15/32	1,101	1,190
6.000%, 10/15/32	133,696	146,107
6.000%, 01/15/33	30,716	33,211
6.000%, 02/15/33	1,492	1,612
6.000%, 04/15/33	136,545	149,210
6.000%, 08/15/33	1,016	1,097
6.000%, 07/15/34	77,718	84,933
6.000%, 09/15/34	25,340	27,378
6.000%, 01/15/38	118,160	131,394
Ginnie Mae II 30 Yr. Pool 3.000%, 11/20/47	666,588	646,109
3.000%, 01/20/48	4,597,775	4,456,151
3.000%, 03/20/48	700,000	678,438
3.500%, 06/20/43	629,677	629,718
3.500%, 07/20/43	796,961	797,013
3.500%, 11/20/47	200,000	199,023
3.500%, 03/20/48	2,500,001	2,487,771
3.500%, 08/20/48	1,122,487	1,117,004
3.500%, 09/20/48	475,000	472,679
4.000%, 01/20/41	760,987	780,920
4.000%, 02/20/41	190,594	195,585
4.000%, 04/20/41	145,699	149,519
4.000%, 02/20/42	195,266	200,384
4.500%, 07/20/33	15,316	15,974
4.500%, 09/20/33	8,687	9,058
4.500%, 12/20/34	6,052	6,310
4.500%, 03/20/35	36,726	38,297
4.500%, 01/20/41	196,441	205,950
5.000%, 07/20/33	28,172	30,017
6.000%, 01/20/35	35,306	38,792
6.000%, 02/20/35	17,595	19,683
6.000%, 04/20/35	30,949	33,823
Government National Mortgage Association (CMO) 0.659%, 02/16/59 (d) (e)	2,446,006	146,528

		97,984,212

Federal Agencies—0.1%
Financing Corp. 9.650%, 11/02/18	430,000	432,761

U.S. Treasury—12.7%
U.S. Treasury Bonds 2.500%, 02/15/45	68,000	59,535
2.875%, 05/15/43 (b)	14,475,100	13,681,231
2.875%, 11/15/46	5,439,000	5,113,085
3.000%, 11/15/45	350,000	337,422

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.000%, 02/15/48	350,000	$336,684
3.500%, 02/15/39	4,350,000	4,582,113
4.500%, 02/15/36 (b)	179,000	212,395
4.500%, 08/15/39	743,000	894,909
5.000%, 05/15/37	232,000	293,589
5.250%, 02/15/29	16,000	19,103
5.375%, 02/15/31	276,000	341,086
6.250%, 08/15/23	80,000	91,978
U.S. Treasury Notes 1.750%, 11/30/21	28,134,000	27,164,696
2.000%, 11/15/26	1,875,000	1,735,181
2.250%, 08/15/27	6,478,000	6,075,908
2.500%, 08/15/23	5,404,000	5,294,653
3.125%, 05/15/21	3,504,000	3,526,584
3.500%, 05/15/20	33,621,000	33,993,983

		103,754,135

Total U.S. Treasury & Government Agencies (Cost $209,161,537)		202,171,108

Corporate Bonds & Notes—11.2%

Aerospace/Defense—0.2%
L3 Technologies, Inc. 3.850%, 06/15/23	862,000	863,940
United Technologies Corp. 4.625%, 11/16/48	562,000	562,036

		1,425,976

Agriculture—0.2%
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	828,000	819,852
Reynolds American, Inc. 5.850%, 08/15/45	504,000	547,364

		1,367,216

Auto Manufacturers—0.2%
General Motors Co. 5.150%, 04/01/38	235,000	218,340
6.750%, 04/01/46	374,000	404,300
General Motors Financial Co., Inc. 3.200%, 07/06/21	776,000	766,651
4.350%, 04/09/25	360,000	353,511

		1,742,802

Auto Parts & Equipment—0.1%
Lear Corp. 3.800%, 09/15/27 (b)	585,000	542,811

Banks—2.8%
ABN AMRO Bank NV 4.800%, 04/18/26 (144A)	800,000	804,610

BHFTII-237

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Banco de Credito del Peru 5.375%, 09/16/20	835,000	$865,895
Bank of America Corp. 3.004%, 3M LIBOR + 0.790%, 12/20/23 (d)	766,000	743,177
3.366%, 3M LIBOR + 0.810%, 01/23/26 (d)	591,000	568,118
3.500%, 04/19/26	583,000	563,342
4.100%, 07/24/23 (b)	1,270,000	1,292,763
4.125%, 01/22/24 (b)	1,357,000	1,378,276
5.490%, 03/15/19 (b)	196,000	198,421
Bank of New York Mellon Corp. (The) 2.600%, 08/17/20	1,029,000	1,020,842
BBVA Bancomer S.A. 6.750%, 09/30/22 (144A) (b)	810,000	868,085
Capital One Financial Corp. 2.500%, 05/12/20 (b)	689,000	680,408
3.750%, 03/09/27 (b)	820,000	773,590
Citizens Bank N.A. 2.250%, 03/02/20	292,000	288,072
Goldman Sachs Group, Inc. (The) 3.850%, 01/26/27	616,000	597,305
JPMorgan Chase & Co. 3.200%, 01/25/23	1,756,000	1,730,406
3.782%, 3M LIBOR + 1.337%, 02/01/28 (b) (d)	1,844,000	1,794,993
3.897%, 3M LIBOR + 1.220%, 01/23/49 (d)	400,000	363,543
KFW 4.875%, 06/17/19	1,290,000	1,309,996
Morgan Stanley 3.125%, 01/23/23	725,000	706,168
3.625%, 01/20/27	1,695,000	1,626,646
3.875%, 04/29/24	557,000	554,302
4.000%, 07/23/25	396,000	394,495
PNC Bank N.A. 2.300%, 06/01/20	719,000	709,148
Royal Bank of Scotland Group plc 3.875%, 09/12/23	1,128,000	1,095,971
UBS Group Funding Switzerland AG 4.125%, 04/15/26 (144A) (f)	838,000	830,631
4.253%, 03/23/28 (144A) (b)	838,000	831,629

		22,590,832

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc. 8.000%, 11/15/39	706,000	978,193
Constellation Brands, Inc. 3.500%, 05/09/27	1,077,000	1,005,551

		1,983,744

Biotechnology—0.1%
Celgene Corp. 2.875%, 08/15/20	504,000	500,672

Building Materials—0.1%
CRH America Finance, Inc. 4.500%, 04/04/48 (144A)	362,000	331,606

Security Description	Principal Amount*	Value

Building Materials—(Continued)
Martin Marietta Materials, Inc. 3.500%, 12/15/27	297,000	$272,150
Masco Corp. 4.375%, 04/01/26	623,000	619,957

		1,223,713

Chemicals—0.1%
SASOL Financing USA LLC 5.875%, 03/27/24	502,000	511,377
Sherwin-Williams Co. (The) 2.250%, 05/15/20	344,000	338,947
4.500%, 06/01/47	402,000	386,035

		1,236,359

Commercial Services—0.2%
ERAC USA Finance LLC 7.000%, 10/15/37 (144A)	1,115,000	1,394,983

Computers—0.3%
Apple, Inc. 2.850%, 02/23/23	1,176,000	1,155,015
3.350%, 02/09/27	745,000	728,359
3.850%, 05/04/43	370,000	355,587

		2,238,961

Diversified Financial Services—0.6%
Charles Schwab Corp. (The) 3.200%, 01/25/28 (b)	891,000	846,040
E*TRADE Financial Corp. 2.950%, 08/24/22	338,000	326,820
Intercontinental Exchange, Inc. 2.350%, 09/15/22	487,000	466,890
2.750%, 12/01/20 (b)	301,000	298,463
4.000%, 10/15/23	832,000	853,100
Raymond James Financial, Inc. 4.950%, 07/15/46	778,000	789,365
Visa, Inc. 3.150%, 12/14/25	983,000	952,743

		4,533,421

Electric—0.8%
Berkshire Hathaway Energy Co. 3.750%, 11/15/23	440,000	444,144
Duke Energy Corp. 2.650%, 09/01/26	131,000	118,382
Enel Finance International NV 4.875%, 06/14/29 (144A) (f)	696,000	673,963
Exelon Corp. 3.400%, 04/15/26	1,137,000	1,087,444
Oncor Electric Delivery Co. LLC 7.000%, 09/01/22 (b)	795,000	898,711
PPL Capital Funding, Inc. 3.400%, 06/01/23 (b)	880,000	864,239
5.000%, 03/15/44	296,000	307,602

BHFTII-238

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Progress Energy, Inc. 3.150%, 04/01/22	1,083,000	$1,065,608
State Grid Overseas Investment, Ltd. 2.750%, 05/07/19 (144A) (f)	778,000	775,450
2.750%, 05/04/22 (144A)	630,000	608,967

		6,844,510

Entertainment—0.1%
GLP Capital L.P. / GLP Financing II, Inc. 5.300%, 01/15/29 (b)	574,000	575,022

Environmental Control—0.1%
Republic Services, Inc. 3.950%, 05/15/28	446,000	443,022

Food—0.2%
Danone S.A. 2.947%, 11/02/26 (144A)	1,133,000	1,039,853
Kraft Heinz Foods Co. 5.000%, 07/15/35	254,000	250,625
WM Wrigley Jr. Co. 2.400%, 10/21/18 (144A)	248,000	247,978

		1,538,456

Gas—0.0%
NiSource, Inc. 5.650%, 02/01/45	176,000	196,310

Healthcare-Products—0.7%
Abbott Laboratories 4.900%, 11/30/46	749,000	812,344
Becton Dickinson & Co. 2.675%, 12/15/19	520,000	517,055
3.125%, 11/08/21	344,000	338,508
4.669%, 06/06/47	729,000	719,934
Medtronic, Inc. 4.375%, 03/15/35	446,000	460,682
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26	851,000	788,987
3.200%, 08/15/27	1,100,000	1,028,158
Zimmer Biomet Holdings, Inc. 3.089%, 3M LIBOR + 0.750%, 03/19/21 (d)	313,000	313,290
3.550%, 04/01/25	955,000	915,961

		5,894,919

Healthcare-Services—0.3%
Halfmoon Parent, Inc. 4.125%, 11/15/25 (144A)	823,000	820,367
Laboratory Corp. of America Holdings 3.200%, 02/01/22	213,000	210,130
3.250%, 09/01/24	558,000	534,339
4.700%, 02/01/45	267,000	258,778
Northwell Healthcare, Inc. 3.979%, 11/01/46	57,000	51,660
4.260%, 11/01/47	456,000	432,745

		2,308,019

Security Description	Principal Amount*	Value

Household Products/Wares—0.2%
Reckitt Benckiser Treasury Services plc 2.750%, 06/26/24 (144A)	348,000	$329,770
3.625%, 09/21/23 (144A)	1,070,000	1,071,541

		1,401,311

Insurance—0.5%
American International Group, Inc. 4.125%, 02/15/24 (b)	750,000	753,177
4.875%, 06/01/22	1,770,000	1,845,003
Berkshire Hathaway, Inc. 3.125%, 03/15/26	390,000	376,089
Liberty Mutual Group, Inc. 4.850%, 08/01/44 (144A)	484,000	483,361
Marsh & McLennan Cos., Inc. 4.800%, 07/15/21	920,000	949,043

		4,406,673

Internet—0.3%
Alibaba Group Holding, Ltd. 4.000%, 12/06/37	200,000	183,416
Baidu, Inc. 3.500%, 11/28/22	1,110,000	1,089,279
Booking Holdings, Inc. 2.750%, 03/15/23	1,315,000	1,259,792

		2,532,487

Investment Company Security—0.2%
Temasek Financial I, Ltd. 2.375%, 01/23/23 (144A)	1,790,000	1,716,381

Lodging—0.1%
Marriott International, Inc. 4.000%, 04/15/28 (b)	698,000	682,883

Machinery-Diversified—0.2%
CNH Industrial Capital LLC 4.200%, 01/15/24	675,000	671,426
Roper Technologies, Inc. 4.200%, 09/15/28	281,000	279,440
Wabtec Corp. 4.700%, 09/15/28	648,000	635,693

		1,586,559

Media—0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 07/23/25	523,000	530,821
Time Warner Entertainment Co. L.P. 8.375%, 07/15/33	1,240,000	1,538,842

		2,069,663

Mining—0.1%
Glencore Funding LLC 4.000%, 03/27/27 (144A)	200,000	187,638
4.125%, 05/30/23 (144A) (b)	684,000	683,166

		870,804

BHFTII-239

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—0.4%
BP Capital Markets plc 4.500%, 10/01/20	306,000	$313,658
Eni S.p.A. 4.750%, 09/12/28 (144A)	617,000	609,457
Equinor ASA 7.750%, 06/15/23	100,000	117,444
Marathon Petroleum Corp. 3.625%, 09/15/24 (b)	858,000	846,489
4.750%, 09/15/44	583,000	562,752
Valero Energy Corp. 4.900%, 03/15/45	896,000	911,801

		3,361,601

Pharmaceuticals—0.1%
Bayer U.S. Finance LLC 3.875%, 12/15/23 (144A)	287,000	285,005
CVS Health Corp. 5.050%, 03/25/48	348,000	355,533

		640,538

Pipelines—0.6%
APT Pipelines, Ltd. 4.200%, 03/23/25 (144A)	1,228,000	1,214,521
4.250%, 07/15/27 (144A)	93,000	90,680
Enbridge, Inc. 5.500%, 12/01/46	141,000	158,174
Enterprise Products Operating LLC 6.500%, 01/31/19	908,000	918,817
Kinder Morgan Energy Partners L.P. 4.150%, 02/01/24	691,000	692,829
MPLX L.P. 4.500%, 04/15/38	297,000	279,577
ONEOK, Inc. 4.950%, 07/13/47	869,000	862,152
Sabine Pass Liquefaction LLC 5.000%, 03/15/27	1,100,000	1,129,325

		5,346,075

Real Estate Investment Trusts—0.2%
American Tower Corp. 3.000%, 06/15/23	415,000	399,443
3.600%, 01/15/28 (b)	415,000	387,522
Crown Castle International Corp. 3.650%, 09/01/27	1,014,000	952,230

		1,739,195

Retail—0.2%
Dollar Tree, Inc. 4.000%, 05/15/25	349,000	342,139
Home Depot, Inc. (The) 3.900%, 06/15/47	471,000	452,914
Tapestry, Inc. 4.125%, 07/15/27 (b)	572,000	543,346

		1,338,399

Security Description	Principal Amount*	Value

Semiconductors—0.2%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.500%, 01/15/28	837,000	$760,101
Intel Corp. 4.100%, 05/11/47 (b)	591,000	582,749

		1,342,850

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 3.483%, 12/01/27	250,000	234,150

Software—0.2%
Fidelity National Information Services, Inc. 4.500%, 08/15/46	210,000	197,879
4.750%, 05/15/48	498,000	493,092
Microsoft Corp. 4.250%, 02/06/47	1,092,000	1,144,580

		1,835,551

Telecommunications—0.2%
AT&T, Inc. 3.000%, 06/30/22	838,000	817,101
5.450%, 03/01/47	896,000	895,257

		1,712,358

Total Corporate Bonds & Notes (Cost $90,029,604)		91,399,226

Mortgage-Backed Securities—2.0%

Commercial Mortgage-Backed Securities—2.0%
Bancorp Commercial Mortgage Trust 3.070%, 1M LIBOR + 0.900%, 09/15/35 (144A) (d) (f)	1,034,000	1,033,942
BDS, Ltd. 3.558%, 1M LIBOR + 1.400%, 08/15/35 (144A) (d) (f)	558,000	560,091
Benchmark Mortgage Trust 3.666%, 01/15/51 (d)	1,235,000	1,224,273
CD Commercial Mortgage Trust 3.514%, 05/10/50 (d)	1,519,456	1,491,990
Citigroup Commercial Mortgage Trust 3.471%, 10/12/50	334,128	325,772
Commercial Mortgage Pass-Through Certificates Mortgage Trust 3.510%, 09/10/50	980,547	957,558
Commercial Mortgage Trust 3.708%, 07/10/48	1,300,833	1,303,522
CSAIL Commercial Mortgage Trust 3.504%, 06/15/57	738,578	729,005
General Electric Capital Assurance Co. 5.743%, 05/12/35 (144A) (d) (f)	6,196	6,227
GS Mortgage Securities Corp. II 3.382%, 05/10/50	1,387,991	1,365,433
GS Mortgage Securities Trust 3.433%, 05/10/50	687,654	671,034
JPMBB Commercial Mortgage Securities Trust 3.227%, 10/15/48	1,036,740	1,009,035
3.494%, 01/15/48	1,590,000	1,578,243

BHFTII-240

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMCC Commercial Mortgage Securities Trust 3.454%, 09/15/50	266,697	$259,382
Morgan Stanley Bank of America Merrill Lynch Trust 3.536%, 11/15/52	519,442	506,539
Morgan Stanley Capital I, Inc. 3.530%, 06/15/50	470,148	458,765
UBS Commercial Mortgage Trust 3.679%, 12/15/50	1,210,000	1,191,445
Wells Fargo Commercial Mortgage Trust 3.540%, 05/15/48	1,410,327	1,403,675

Total Mortgage-Backed Securities (Cost $16,722,796)		16,075,931

Asset-Backed Securities—1.4%

Asset-Backed - Automobile—0.2%
Chesapeake Funding II LLC 3.040%, 04/15/30 (144A) (f)	534,000	532,655
3.158%, 1M LIBOR + 1.000%, 06/15/28 (144A) (d) (f)	530,004	532,044
Ford Credit Auto Owner Trust 2.260%, 11/15/25 (144A)	550,000	548,208
2.310%, 04/15/26 (144A)	425,000	422,272

		2,035,179

Asset-Backed - Home Equity—0.1%
Bayview Financial Revolving Asset Trust 3.842%, 1M LIBOR + 1.600%, 12/28/40 (144A) (d) (f)	493,422	459,704
GMAC Home Equity Loan Trust 5.805%, 10/25/36 (d)	133,821	135,403
Home Equity Loan Trust 5.320%, 12/25/35 (d)	261,110	252,706

		847,813

Asset-Backed - Other—1.1%
ALM, Ltd. Zero Coupon, -1 x 3M LIBOR + 1.400%, 10/15/27 (144A) (d) (f)	1,395,000	1,395,000
2.604%, 3M LIBOR + 1.250%, 10/18/27 (144A) (d) (f)	849,000	841,861
American Tower Trust I 3.070%, 03/15/48 (144A)	1,000,000	976,446
Dryden 55 CLO, Ltd. 3.061%, 3M LIBOR + 1.020%, 04/15/31 (144A) (d)	1,430,000	1,422,654
Dryden Senior Loan Fund 3.248%, 3M LIBOR + 0.900%, 04/15/29 (144A) (d) (f)	663,000	658,123
Figueroa CLO, Ltd. 3.839%, 3M LIBOR + 1.500%, 01/15/27 (144A) (d)	420,000	419,575
Mountain Hawk CLO, Ltd. 4.133%, 3M LIBOR + 1.800%, 04/18/25 (144A) (d)	1,463,576	1,463,728
Navistar Financial Dealer Note Master Trust 2.798%, 1M LIBOR + 0.630%, 09/25/23 (144A) (d) (f)	808,000	807,999
Neuberger Berman CLO, Ltd. 3.139%, 3M LIBOR + 0.800%, 01/15/28 (144A) (d) (f)	600,000	598,685

Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Other—(Continued)
Small Business Administration Participation Certificates 4.350%, 07/01/23	99,556	$101,290
4.770%, 04/01/24	7,881	8,033
4.950%, 03/01/25	40,462	41,361
4.990%, 09/01/24	22,850	23,435
5.110%, 08/01/25	57,852	59,155
5.180%, 05/01/24	11,148	11,367
5.520%, 06/01/24	27,379	28,187

		8,856,899

Total Asset-Backed Securities (Cost $11,816,297)		11,739,891

Municipals—0.2%
New Jersey State Turnpike Authority, Build America Bond 7.414%, 01/01/40 (Cost $1,092,733)	1,050,000	1,502,329

Convertible Preferred Stocks—0.1%

Electric—0.1%
CenterPoint Energy, Inc. 7.000%, 09/01/21 (a)	10,262	518,129

Electric Utilities—0.0%
NextEra Energy, Inc. 6.123%, 09/01/19	6,834	389,196

Total Convertible Preferred Stocks (Cost $892,157)		907,325

Short-Term Investment—1.4%

Discount Note—1.4%
Federal Home Loan Bank Zero Coupon, 10/01/18 (g)	11,246,000	11,246,000

Total Short-Term Investments (Cost $11,246,000)		11,246,000

Securities Lending Reinvestments (h)—8.4%

Certificates of Deposit—3.7%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (d)	2,000,000	1,999,966
Banco Santander S.A. 2.340%, 11/07/18	1,499,962	1,500,123
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (d)	1,000,000	999,998
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (d)	2,000,000	2,001,908
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (d)	1,000,000	999,797
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (d)	1,000,000	1,000,075

BHFTII-241

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (d)	2,000,000	$2,000,080
Credit Industriel et Commercial Zero Coupon, 01/25/19	1,480,842	1,488,045
Industrial & Commercial Bank of China, Ltd. 2.500%, 11/15/18	2,000,000	1,999,952
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	3,000,000	3,000,006
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (d)	1,000,000	999,967
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (d)	1,000,000	999,921
2.504%, 1M LIBOR + 0.370%, 02/14/19 (d)	2,000,000	2,001,338
Royal Bank of Canada New York 2.381%, 1M LIBOR + 0.250%, 01/11/19 (d)	1,500,000	1,500,495
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (d)	2,000,000	1,999,766
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (d)	1,500,000	1,499,929
Sumitomo Mitsui Trust Bank, Ltd., London 2.528%, 1M LIBOR + 0.310%, 11/26/18 (d)	1,500,000	1,500,000
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (d)	1,000,000	1,000,114
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (d)	1,500,000	1,500,797

		29,992,277

Commercial Paper—1.1%
Bank of China, Ltd. 2.550%, 12/20/18	1,987,250	1,988,494
ING Funding LLC 2.453%, 1M LIBOR + 0.320%, 02/08/19 (d)	2,000,000	2,001,022
Sheffield Receivables Co. 2.490%, 11/26/18	1,480,391	1,494,239
2.510%, SOFR + 0.350%, 11/28/18 (d)	500,000	500,137
Starbird Funding Corp. 2.280%, 11/08/18	994,300	997,446
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (d)	1,500,000	1,501,384
Westpac Banking Corp. 2.492%, 1M LIBOR + 0.280%, 05/24/19 (d)	1,000,000	1,000,554

		9,483,276

Repurchase Agreements—3.1%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $3,031,517; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $3,162,858.	3,000,000	3,000,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $52,663; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $51,000.	50,000	50,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $300,056; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $306,000.	300,000	$300,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $100,019; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $102,000.	100,000	100,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $200,037; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $204,000.	200,000	200,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $101,884; collateralized by various Common Stock with an aggregate market value of $111,332.	100,000	100,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $100,397; collateralized by various Common Stock with an aggregate market value of $111,125.	100,000	100,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $4,483,666; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $4,569,015.	4,482,844	4,482,844
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $1,166,156; collateralized by various Common Stock with an aggregate market value of $1,210,000.	1,100,000	1,100,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $3,117,187; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $4,001,921; collateralized by various Common Stock with an aggregate market value of $4,400,857.	4,000,000	4,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $305,948; collateralized by various Common Stock with an aggregate market value of $333,797.	300,000	300,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $303,881; collateralized by various Common Stock with an aggregate market value of $333,797.	300,000	300,000

BHFTII-242

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $1,005,201; collateralized by various Common Stock with an aggregate market value of $1,112,744.	1,000,000	$1,000,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $1,507,703; collateralized by various Common Stock with an aggregate market value of $1,669,116.	1,500,000	1,500,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $202,657; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $222,130.	200,000	200,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $303,831; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $333,195.	300,000	300,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $303,735; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $333,195.	300,000	300,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $101,200; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $111,065.	100,000	100,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $1,709,614; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,888,102.	1,700,000	1,700,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $1,011,050; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,110,648.	1,000,000	1,000,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $2,019,240; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,221,297.	2,000,000	2,000,000

		25,132,844

Security Description	Principal Amount*	Value

Time Deposits—0.5%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	2,000,000	$2,000,000
Erste Group Bank AG 2.170%, 10/01/18	2,000,000	2,000,000

		4,000,000

Total Securities Lending Reinvestments (Cost $68,601,136)		68,608,397

Total Investments—109.0% (Cost $774,946,768)		890,297,830
Other assets and liabilities (net)—(9.0)%		(73,683,684)

Net Assets—100.0%		$816,614,146

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $66,933,913 and the collateral received consisted of cash in the amount of $68,575,590. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	Interest only security.
(f)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2018, the market value of restricted securities was $9,706,375, which is 1.2% of net assets. See details shown in the Restricted Securities table that follows.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $29,398,708, which is 3.6% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(REMIC)—	Real Estate Mortgage Investment Conduit
(SOFR)—	Secured Overnight Financing Rate

BHFTII-243

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
ALM, Ltd., 2.604%, 10/18/27	10/04/17	$849,000	$849,000	$841,861
ALM, Ltd., Zero Coupon, 10/15/27	09/21/18	1,395,000	1,395,000	1,395,000
BDS, Ltd., 3.558%, 08/15/35	07/25/18	558,000	558,000	560,091
Bancorp Commercial Mortgage Trust, 3.070%, 09/15/35	09/17/18	1,034,000	1,034,000	1,033,942
Bayview Financial Revolving Asset Trust, 3.842%, 12/28/40	03/01/06	493,422	493,422	459,704
Chesapeake Funding II LLC, 3.158%, 06/15/28	06/14/16	530,004	530,004	532,044
Chesapeake Funding II LLC, 3.040%, 04/15/30	04/11/18	534,000	533,983	532,655
Dryden Senior Loan Fund, 3.248%, 04/15/29	04/09/18	663,000	663,000	658,123
Enel Finance International NV, 4.875%, 06/14/29	09/11/18	696,000	690,388	673,963
General Electric Capital Assurance Co., 5.743%, 05/12/35	09/23/03	6,196	6,227	6,227
Navistar Financial Dealer Note Master Trust, 2.798%, 09/25/23	09/17/18	808,000	808,000	807,999
Neuberger Berman CLO, Ltd., 3.139%, 01/15/28	09/19/18	600,000	598,050	598,685
State Grid Overseas Investment, Ltd., 2.750%, 05/07/19	04/28/14	778,000	777,082	775,450
UBS Group Funding Switzerland AG, 4.125%, 04/15/26	03/29/16	838,000	836,539	830,631

				$9,706,375

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$18,650,055	$—	$—	$18,650,055
Air Freight & Logistics	2,039,739	—	—	2,039,739
Airlines	1,224,608	—	—	1,224,608
Auto Components	4,490,999	—	—	4,490,999
Automobiles	231,981	1,426,961	—	1,658,942
Banks	46,642,577	1,800,019	—	48,442,596
Beverages	2,392,617	3,037,100	—	5,429,717
Biotechnology	863,843	—	—	863,843
Building Products	4,774,105	—	—	4,774,105
Capital Markets	28,651,953	—	—	28,651,953
Chemicals	13,227,341	—	—	13,227,341
Commercial Services & Supplies	703,923	—	—	703,923
Communications Equipment	5,648,070	—	—	5,648,070
Consumer Finance	4,491,836	—	—	4,491,836
Containers & Packaging	1,297,680	—	—	1,297,680
Diversified Financial Services	—	813,807	—	813,807
Diversified Telecommunication Services	3,777,989	—	—	3,777,989
Electric Utilities	13,691,150	1,262,040	—	14,953,190
Electrical Equipment	7,129,555	427,927	—	7,557,482

BHFTII-244

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Energy Equipment & Services	$3,271,343	$—	$—	$3,271,343
Entertainment	508,950	—	—	508,950
Equity Real Estate Investment Trusts	8,924,653	—	—	8,924,653
Food & Staples Retailing	1,345,177	—	—	1,345,177
Food Products	9,173,839	6,930,240	—	16,104,079
Health Care Equipment & Supplies	19,796,305	—	—	19,796,305
Health Care Providers & Services	16,499,797	—	—	16,499,797
Hotels, Restaurants & Leisure	2,495,689	—	—	2,495,689
Household Durables	3,944,586	—	—	3,944,586
Household Products	3,549,143	1,646,113	—	5,195,256
Industrial Conglomerates	10,751,879	—	—	10,751,879
Insurance	24,697,252	2,477,072	—	27,174,324
Interactive Media & Services	5,506,182	—	—	5,506,182
Internet & Direct Marketing Retail	5,199,788	—	—	5,199,788
IT Services	21,442,503	—	—	21,442,503
Life Sciences Tools & Services	6,842,783	—	—	6,842,783
Machinery	9,265,511	—	—	9,265,511
Media	14,360,404	—	—	14,360,404
Metals & Mining	—	2,259,145	—	2,259,145
Mortgage Real Estate Investment Trusts	801,520	—	—	801,520
Multi-Utilities	3,125,539	831,218	—	3,956,757
Multiline Retail	406,968	—	—	406,968
Oil, Gas & Consumable Fuels	25,362,210	4,065,211	—	29,427,421
Personal Products	580,046	—	—	580,046
Pharmaceuticals	30,887,579	4,954,549	—	35,842,128
Professional Services	1,762,042	—	—	1,762,042
Road & Rail	9,718,342	—	—	9,718,342
Semiconductors & Semiconductor Equipment	11,810,493	—	—	11,810,493
Software	15,101,815	—	—	15,101,815
Specialty Retail	2,890,030	—	—	2,890,030
Technology Hardware, Storage & Peripherals	4,933,561	559,027	—	5,492,588
Textiles, Apparel & Luxury Goods	2,075,767	1,188,770	—	3,264,537
Tobacco	14,956,373	689,229	—	15,645,602
Trading Companies & Distributors	361,105	—	—	361,105
Total Common Stocks	452,279,195	34,368,428	—	486,647,623
Total U.S. Treasury & Government Agencies*	—	202,171,108	—	202,171,108
Total Corporate Bonds & Notes*	—	91,399,226	—	91,399,226
Total Mortgage-Backed Securities*	—	16,075,931	—	16,075,931
Total Asset-Backed Securities*	—	11,739,891	—	11,739,891
Total Municipals	—	1,502,329	—	1,502,329
Total Convertible Preferred Stocks*	907,325	—	—	907,325
Total Short-Term Investment*	—	11,246,000	—	11,246,000
Total Securities Lending Reinvestments*	—	68,608,397	—	68,608,397
Total Investments	$453,186,520	$437,111,310	$—	$890,297,830

Collateral for Securities Loaned (Liability)	$—	$(68,575,590)	$—	$(68,575,590)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-245

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.8%
Lockheed Martin Corp.	73,070	$25,279,297
Northrop Grumman Corp.	206,057	65,396,310
United Technologies Corp.	333,319	46,601,330

		137,276,937

Air Freight & Logistics—0.6%
United Parcel Service, Inc. - Class B	183,111	21,378,209

Auto Components—0.7%
Aptiv plc	323,246	27,120,339
Garrett Motion, Inc. (a)	12,340	228,285

		27,348,624

Automobiles—0.1%
Harley-Davidson, Inc.	114,383	5,181,550

Banks—13.6%
Citigroup, Inc.	1,151,177	82,585,438
JPMorgan Chase & Co.	1,500,815	169,351,965
PNC Financial Services Group, Inc. (The)	411,922	56,099,657
U.S. Bancorp	1,501,139	79,275,150
Wells Fargo & Co.	2,083,811	109,525,106

		496,837,316

Beverages—1.6%
Diageo plc	1,189,803	42,136,115
PepsiCo, Inc.	158,025	17,667,195

		59,803,310

Building Products—1.7%
Johnson Controls International plc (b)	1,720,968	60,233,880

Capital Markets—7.5%
Bank of New York Mellon Corp. (The)	802,469	40,917,894
BlackRock, Inc.	78,543	37,019,672
Goldman Sachs Group, Inc. (The) (b)	361,094	80,971,719
Moody’s Corp. (b)	157,578	26,347,042
Nasdaq, Inc. (b)	446,818	38,336,984
State Street Corp.	371,258	31,103,995
T. Rowe Price Group, Inc. (b)	164,762	17,988,715

		272,686,021

Chemicals—3.1%
DowDuPont, Inc.	211,222	13,583,687
PPG Industries, Inc. (b)	595,638	65,001,975
Sherwin-Williams Co. (The)	77,083	35,088,952

		113,674,614

Consumer Finance—1.1%
American Express Co.	392,986	41,849,079

Containers & Packaging—0.4%
Crown Holdings, Inc. (a) (b)	278,848	13,384,704

Security Description	Shares	Value

Diversified Telecommunication Services—0.8%
Verizon Communications, Inc.	560,905	$29,946,718

Electric Utilities—2.9%
Duke Energy Corp. (b)	725,024	58,016,420
Southern Co. (The) (b)	727,707	31,728,025
Xcel Energy, Inc. (b)	308,351	14,557,251

		104,301,696

Electrical Equipment—1.1%
Eaton Corp. plc	445,505	38,638,649

Energy Equipment & Services—1.5%
Schlumberger, Ltd.	905,863	55,185,174

Equity Real Estate Investment Trusts—0.4%
Public Storage (b)	63,589	12,821,450

Food Products—4.0%
Archer-Daniels-Midland Co.	467,843	23,518,467
Danone S.A.	215,822	16,708,203
General Mills, Inc. (b)	853,909	36,649,774
J.M. Smucker Co. (The) (b)	129,970	13,336,222
Nestle S.A.	687,939	57,309,503

		147,522,169

Health Care Equipment & Supplies—5.7%
Abbott Laboratories (b)	785,685	57,637,851
Danaher Corp.	481,612	52,331,960
Medtronic plc	1,006,021	98,962,286

		208,932,097

Health Care Providers & Services—2.4%
Cigna Corp.	187,074	38,958,161
Express Scripts Holding Co. (a)	264,599	25,139,551
McKesson Corp.	170,774	22,653,171

		86,750,883

Household Durables—0.2%
Newell Brands, Inc. (b)	350,473	7,114,602

Household Products—1.3%
Colgate-Palmolive Co.	109,146	7,307,325
Kimberly-Clark Corp.	99,379	11,293,429
Procter & Gamble Co. (The)	100,668	8,378,598
Reckitt Benckiser Group plc	212,242	19,389,218

		46,368,570

Industrial Conglomerates—3.3%
3M Co. (b)	205,442	43,288,684
Honeywell International, Inc.	458,987	75,732,855

		119,021,539

Insurance—7.0%
Aon plc (b)	460,155	70,762,636
Chubb, Ltd.	559,369	74,754,073

BHFTII-246

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Prudential Financial, Inc.	256,475	$25,986,047
Travelers Cos., Inc. (The) (b)	650,034	84,315,910

		255,818,666

IT Services—6.5%
Accenture plc - Class A (b)	653,818	111,279,824
Amdocs, Ltd.	132,050	8,712,659
Cognizant Technology Solutions Corp. - Class A	187,216	14,443,714
DXC Technology Co.	225,040	21,045,741
Fidelity National Information Services, Inc. (b)	390,376	42,578,310
Fiserv, Inc. (a)	464,871	38,296,073

		236,356,321

Life Sciences Tools & Services—1.5%
Thermo Fisher Scientific, Inc. (b)	226,887	55,378,579

Machinery—2.6%
Illinois Tool Works, Inc. (b)	262,145	36,993,902
Ingersoll-Rand plc	321,919	32,932,314
Stanley Black & Decker, Inc. (b)	175,259	25,664,928

		95,591,144

Media—4.2%
Comcast Corp. - Class A	2,413,152	85,449,713
Interpublic Group of Cos., Inc. (The) (b)	1,183,998	27,078,034
Omnicom Group, Inc. (b)	581,659	39,564,445

		152,092,192

Oil, Gas & Consumable Fuels—3.7%
Chevron Corp.	263,696	32,244,747
EOG Resources, Inc.	322,751	41,173,345
Exxon Mobil Corp.	382,454	32,516,239
Occidental Petroleum Corp.	333,334	27,390,055

		133,324,386

Pharmaceuticals—7.5%
Johnson & Johnson	939,863	129,860,871
Merck & Co., Inc.	504,189	35,767,168
Novartis AG	97,358	8,388,213
Pfizer, Inc.	2,150,480	94,771,653
Roche Holding AG	27,933	6,759,208

		275,547,113

Professional Services—0.6%
Equifax, Inc.	161,023	21,024,773

Road & Rail—1.8%
Canadian National Railway Co.	250,506	22,495,439
Union Pacific Corp.	273,674	44,562,337

		67,057,776

Security Description	Shares/ Principal Amount*	Value

Semiconductors & Semiconductor Equipment—2.0%
Analog Devices, Inc. (b)	156,444	$14,464,812
Texas Instruments, Inc.	552,852	59,315,491

		73,780,303

Textiles, Apparel & Luxury Goods—0.4%
Hanesbrands, Inc. (b)	774,641	14,276,634

Tobacco—3.2%
Altria Group, Inc.	454,448	27,407,759
Philip Morris International, Inc. (b)	1,117,933	91,156,257

		118,564,016

Trading Companies & Distributors—0.2%
HD Supply Holdings, Inc. (a) (b)	178,814	7,651,451

Total Common Stocks (Cost $2,668,076,862)		3,612,721,145

Short-Term Investments—0.9%

Discount Note—0.9%
Federal Home Loan Bank Zero Coupon, 10/01/18 (c)	32,852,000	32,852,000

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $174,006; collateralized by U.S. Treasury Note at 2.000%, maturing 04/30/24, with a market value of $182,033.	173,991	173,991

Total Short-Term Investments (Cost $33,025,991)		33,025,991

Securities Lending Reinvestments (d)—10.0%

Certificates of Deposit—4.6%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (e)	7,000,000	6,999,881
2.466%, 1M LIBOR + 0.250%, 03/20/19 (e)	5,000,000	4,999,740
Banco Santander S.A. 2.340%, 11/07/18	2,000,000	2,000,164
Bank of Montreal Zero Coupon, 10/31/18	6,985,081	6,986,437
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (e)	7,000,000	6,999,986
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (e)	7,000,000	7,006,678
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (e)	3,500,000	3,499,290
BNP Paribas New York 2.574%, 1M LIBOR + 0.470%, 12/04/18 (e)	9,000,000	9,005,283
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (e)	5,000,000	5,000,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (e)	2,500,000	2,500,895

BHFTII-247

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Cooperative Rabobank UA 2.474%, 1M LIBOR + 0.370%, 10/01/18 (e)	4,500,000	$4,500,054
2.479%, 3M LIBOR + 0.140%, 10/16/18 (e)	3,500,000	3,500,262
2.543%, 3M LIBOR + 0.200%, 04/05/19 (e)	4,000,000	4,003,064
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	4,000,000	4,000,052
2.500%, 11/15/18	7,000,000	6,999,832
2.530%, 12/24/18	5,000,000	4,999,890
KBC Bank NV 2.400%, 12/27/18	10,000,000	10,000,000
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	12,000,000	12,000,024
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	3,969,950	3,970,777
Natixis S.A. New York 2.504%, 1M LIBOR + 0.370%, 02/14/19 (e)	4,000,000	4,002,676
2.533%, 3M LIBOR + 0.190%, 02/01/19 (e)	3,000,000	3,000,243
Nordea Bank New York 2.543%, 3M LIBOR + 0.200%, 04/05/19 (e)	4,000,000	4,000,000
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (e)	7,000,000	6,999,615
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (e)	7,000,000	6,999,181
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (e)	8,000,000	7,999,624
Sumitomo Mitsui Banking Corp., New York 2.276%, 1M LIBOR + 0.200%, 04/03/19 (e)	2,001,364	1,999,742
Sumitomo Mitsui Trust Bank, Ltd. 2.528%, 1M LIBOR + 0.310%, 11/26/18 (e)	8,000,000	8,000,000
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (e)	2,000,000	2,000,238
2.554%, 1M LIBOR + 0.450%, 04/03/19 (e)	5,000,000	5,007,375
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (e)	5,000,000	5,000,000
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (e)	4,500,000	4,502,390

		168,483,393

Commercial Paper—1.3%
Bank of China, Ltd. 2.510%, 11/02/18	1,987,311	1,995,600
2.550%, 10/19/18	1,987,675	1,997,432
2.550%, 12/20/18	5,961,750	5,965,482
ING Funding LLC 2.453%, 1M LIBOR + 0.320%, 02/08/19 (e)	10,000,000	10,005,110
LMA S.A. & LMA Americas 2.470%, 11/13/18	4,939,965	4,985,545
Sheffield Receivables Co. 2.490%, 11/26/18	9,375,811	9,463,510
2.510%, SOFR + 0.350%, 11/28/18 (e)	500,000	500,137
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	994,000	997,834
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (e)	12,000,000	12,011,076

		47,921,726

Security Description	Principal Amount*	Value

Repurchase Agreements—3.6%
Citigroup Global Markets, Inc. Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $8,057,111; collateralized by various Common Stock with an aggregate market value of $8,800,001.	8,000,000	$8,000,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $3,370,453; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $3,264,000.	3,200,000	3,200,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $7,101,325; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $7,242,001.	7,100,000	7,100,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $4,600,859; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $4,692,003.	4,600,000	4,600,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $6,501,213; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $6,630,000.	6,500,000	6,500,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $3,158,418; collateralized by various Common Stock with an aggregate market value of $3,451,300.	3,100,000	3,100,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $4,317,054; collateralized by various Common Stock with an aggregate market value of $4,778,357.	4,300,000	4,300,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $762,788; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $777,307.	762,648	762,648
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $3,816,512; collateralized by various Common Stock with an aggregate market value of $3,960,000.	3,600,000	3,600,000
Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $5,195,311; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000

BHFTII-248

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $20,009,606; collateralized by various Common Stock with an aggregate market value of $22,004,285.	20,000,000	$20,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $7,750,670; collateralized by various Common Stock with an aggregate market value of $8,456,179.	7,600,000	7,600,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $7,090,545; collateralized by various Common Stock with an aggregate market value of $7,788,586.	7,000,000	7,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $9,018,214; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $9,884,771.	8,900,000	8,900,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $11,849,399; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $12,994,586.	11,700,000	11,700,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $11,136,932; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $12,217,132.	11,000,000	11,000,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $2,023,998; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,221,297.	2,000,000	2,000,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $7,582,875; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $8,329,863.	7,500,000	7,500,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $7,341,282; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $8,107,733.	7,300,000	7,300,000

		129,162,648

Security Description	Principal Amount*	Value

Time Deposits—0.5%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	4,000,000	$4,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	2,000,000	2,000,000
DZ Bank AG 2.150%, 10/01/18	1,000,000	1,000,000
Nordea Bank New York 2.140%, 10/01/18	1,000,000	1,000,000
Skandinaviska Enskilda Banken 2.130%, 10/01/18	10,000,000	10,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	1,000,000	1,000,000

		19,000,000

Total Securities Lending Reinvestments (Cost $364,525,325)		364,567,767

Total Investments—109.9% (Cost $3,065,628,178)		4,010,314,903
Other assets and liabilities (net)—(9.9)%		(359,730,363)

Net Assets—100.0%		$3,650,584,540

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $356,378,187 and the collateral received consisted of cash in the amount of $364,365,555. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-249

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$137,276,937	$—	$—	$137,276,937
Air Freight & Logistics	21,378,209	—	—	21,378,209
Auto Components	27,348,624	—	—	27,348,624
Automobiles	5,181,550	—	—	5,181,550
Banks	496,837,316	—	—	496,837,316
Beverages	17,667,195	42,136,115	—	59,803,310
Building Products	60,233,880	—	—	60,233,880
Capital Markets	272,686,021	—	—	272,686,021
Chemicals	113,674,614	—	—	113,674,614
Consumer Finance	41,849,079	—	—	41,849,079
Containers & Packaging	13,384,704	—	—	13,384,704
Diversified Telecommunication Services	29,946,718	—	—	29,946,718
Electric Utilities	104,301,696	—	—	104,301,696
Electrical Equipment	38,638,649	—	—	38,638,649
Energy Equipment & Services	55,185,174	—	—	55,185,174
Equity Real Estate Investment Trusts	12,821,450	—	—	12,821,450
Food Products	73,504,463	74,017,706	—	147,522,169
Health Care Equipment & Supplies	208,932,097	—	—	208,932,097
Health Care Providers & Services	86,750,883	—	—	86,750,883
Household Durables	7,114,602	—	—	7,114,602
Household Products	26,979,352	19,389,218	—	46,368,570
Industrial Conglomerates	119,021,539	—	—	119,021,539
Insurance	255,818,666	—	—	255,818,666
IT Services	236,356,321	—	—	236,356,321
Life Sciences Tools & Services	55,378,579	—	—	55,378,579
Machinery	95,591,144	—	—	95,591,144
Media	152,092,192	—	—	152,092,192
Oil, Gas & Consumable Fuels	133,324,386	—	—	133,324,386
Pharmaceuticals	260,399,692	15,147,421	—	275,547,113
Professional Services	21,024,773	—	—	21,024,773
Road & Rail	67,057,776	—	—	67,057,776
Semiconductors & Semiconductor Equipment	73,780,303	—	—	73,780,303
Textiles, Apparel & Luxury Goods	14,276,634	—	—	14,276,634
Tobacco	118,564,016	—	—	118,564,016
Trading Companies & Distributors	7,651,451	—	—	7,651,451
Total Common Stocks	3,462,030,685	150,690,460	—	3,612,721,145
Total Short-Term Investments*	—	33,025,991	—	33,025,991
Securities Lending Reinvestments*	—	364,567,767	—	364,567,767
Total Investments	$3,462,030,685	$548,284,218	$—	$4,010,314,903

Collateral for Securities Loaned (Liability)	$—	$(364,365,555)	$—	$(364,365,555)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-250

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Astronics Corp. (a)	95,222	$4,142,157

Air Freight & Logistics—0.6%
Forward Air Corp.	94,226	6,756,004

Airlines—0.6%
Allegiant Travel Co.	51,325	6,508,010

Auto Components—1.7%
Fox Factory Holding Corp. (a)	157,870	11,058,793
LCI Industries	96,630	8,000,964

		19,059,757

Automobiles—0.3%
Thor Industries, Inc.	40,040	3,351,348

Banks—11.1%
Bank of Hawaii Corp.	181,240	14,301,648
Bank OZK	252,871	9,598,983
BOK Financial Corp.	114,152	11,104,707
Columbia Banking System, Inc.	200,265	7,764,274
Community Bank System, Inc.	134,912	8,239,076
Cullen/Frost Bankers, Inc.	136,743	14,281,439
CVB Financial Corp.	490,060	10,938,139
First Financial Bankshares, Inc.	233,705	13,811,966
First Hawaiian, Inc.	232,462	6,313,668
FNB Corp.	379,833	4,831,476
Glacier Bancorp, Inc.	149,105	6,424,934
Lakeland Financial Corp.	72,500	3,369,800
LegacyTexas Financial Group, Inc.	189,930	8,091,018
PacWest Bancorp	115,333	5,495,617

		124,566,745

Beverages—0.8%
MGP Ingredients, Inc.	110,105	8,696,093

Biotechnology—0.5%
Abcam plc	208,040	3,882,917
Emergent BioSolutions, Inc. (a)	24,300	1,599,669

		5,482,586

Building Products—1.8%
A.O. Smith Corp.	132,510	7,072,059
AAON, Inc.	274,407	10,372,585
Patrick Industries, Inc. (a)	44,237	2,618,830

		20,063,474

Capital Markets—2.6%
Artisan Partners Asset Management, Inc. - Class A	129,060	4,181,544
BrightSphere Investment Group plc	266,410	3,303,484
FactSet Research Systems, Inc.	30,900	6,912,639
Houlihan Lokey, Inc.	74,060	3,327,516
MarketAxess Holdings, Inc.	65,875	11,758,029

		29,483,212

Security Description	Shares	Value

Chemicals—3.6%
Balchem Corp.	49,083	$5,501,713
Chase Corp.	40,995	4,925,549
Ingevity Corp. (a)	10,050	1,023,894
Innophos Holdings, Inc.	41,230	1,830,612
NewMarket Corp.	11,662	4,729,058
Quaker Chemical Corp.	51,675	10,449,202
Sensient Technologies Corp.	151,450	11,587,440

		40,047,468

Commercial Services & Supplies—3.6%
Healthcare Services Group, Inc.	181,059	7,354,617
MSA Safety, Inc.	80,260	8,542,874
Rollins, Inc.	290,895	17,654,418
UniFirst Corp.	36,725	6,377,296

		39,929,205

Communications Equipment—0.8%
NetScout Systems, Inc. (a)	367,230	9,272,557

Construction & Engineering—0.8%
Valmont Industries, Inc.	66,320	9,185,320

Construction Materials—1.0%
Eagle Materials, Inc.	129,450	11,034,318

Containers & Packaging—1.2%
AptarGroup, Inc.	120,419	12,973,943

Distributors—2.3%
Pool Corp.	157,065	26,211,007

Diversified Consumer Services—1.0%
Bright Horizons Family Solutions, Inc. (a)	96,410	11,360,954

Electrical Equipment—0.6%
AZZ, Inc.	139,505	7,045,002

Electronic Equipment, Instruments & Components—6.3%
Cognex Corp.	209,420	11,689,824
Littelfuse, Inc.	85,170	16,854,291
Nlight, Inc. (a)	90,870	2,018,223
Novanta, Inc. (a)	127,020	8,688,168
Rogers Corp. (a)	127,905	18,842,965
Zebra Technologies Corp. - Class A (a)	70,527	12,471,289

		70,564,760

Energy Equipment & Services—1.5%
Apergy Corp. (a)	117,740	5,128,755
Cactus, Inc. - Class A (a)	87,235	3,339,356
Computer Modelling Group, Ltd.	377,465	2,439,405
Pason Systems, Inc.	398,480	6,091,444

		16,998,960

Food Products—2.3%
Calavo Growers, Inc.	86,655	8,370,873

BHFTII-251

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
J&J Snack Foods Corp.	43,109	$6,504,717
Lancaster Colony Corp.	73,270	10,932,617

		25,808,207

Health Care Equipment & Supplies—7.4%
Atrion Corp.	9,885	6,868,098
Cantel Medical Corp.	116,342	10,710,445
Haemonetics Corp. (a)	105,921	12,136,428
Heska Corp. (a)	42,335	4,796,979
IDEXX Laboratories, Inc. (a)	82,110	20,499,583
Neogen Corp. (a)	47,045	3,365,129
West Pharmaceutical Services, Inc.	200,916	24,807,098

		83,183,760

Health Care Providers & Services—3.2%
Chemed Corp.	48,965	15,648,235
Henry Schein, Inc. (a)	97,975	8,330,814
Tivity Health, Inc. (a)	129,145	4,152,012
U.S. Physical Therapy, Inc.	61,940	7,346,084

		35,477,145

Hotels, Restaurants & Leisure—1.5%
Cheesecake Factory, Inc. (The)	59,330	3,176,528
Cracker Barrel Old Country Store, Inc.	20,845	3,066,925
Texas Roadhouse, Inc.	144,325	10,000,279

		16,243,732

Household Durables—0.2%
Installed Building Products, Inc. (a)	58,075	2,264,925

Household Products—2.1%
Church & Dwight Co., Inc.	259,365	15,398,500
WD-40 Co.	49,065	8,444,087

		23,842,587

Industrial Conglomerates—0.5%
Raven Industries, Inc.	109,564	5,012,553

Insurance—1.5%
AMERISAFE, Inc.	78,075	4,836,746
RLI Corp.	155,330	12,205,832

		17,042,578

IT Services—1.5%
Jack Henry & Associates, Inc.	105,415	16,874,833

Life Sciences Tools & Services—2.7%
Bio-Techne Corp.	106,350	21,707,098
ICON plc (a)	56,162	8,634,908

		30,342,006

Machinery—6.1%
Graco, Inc.	147,830	6,850,442
Lindsay Corp.	52,170	5,229,521

Machinery—(Continued)
Middleby Corp. (The) (a)	80,585	10,423,670
Nordson Corp.	72,422	10,059,416
RBC Bearings, Inc. (a)	118,575	17,828,937
Toro Co. (The)	198,750	11,919,037
Wabtec Corp.	58,550	6,140,724

		68,451,747

Media—2.7%
Cable One, Inc.	7,845	6,931,920
Gray Television, Inc. (a)	374,790	6,558,825
Nexstar Media Group, Inc. - Class A	203,060	16,529,084

		30,019,829

Multiline Retail—0.4%
Ollie’s Bargain Outlet Holdings, Inc. (a)	50,000	4,805,000

Oil, Gas & Consumable Fuels—3.7%
Centennial Resource Development, Inc. - Class A (a)	780,500	17,053,925
Concho Resources, Inc. (a)	37,912	5,791,058
Matador Resources Co. (a)	337,135	11,142,312
WPX Energy, Inc. (a)	382,050	7,686,846

		41,674,141

Paper & Forest Products—0.8%
Stella-Jones, Inc.	265,490	8,887,692

Professional Services—1.2%
Exponent, Inc.	257,027	13,776,647

Real Estate Management & Development—0.6%
FirstService Corp.	78,075	6,609,830

Semiconductors & Semiconductor Equipment—2.6%
Cabot Microelectronics Corp.	82,345	8,495,534
MKS Instruments, Inc.	88,355	7,081,653
Power Integrations, Inc.	211,060	13,338,992

		28,916,179

Software—10.5%
Altair Engineering, Inc. - Class A (a)	139,855	6,076,700
Aspen Technology, Inc. (a)	240,510	27,396,494
Blackline, Inc. (a)	17,550	991,048
Constellation Software, Inc.	7,200	5,294,828
Fair Isaac Corp. (a)	83,850	19,163,917
Manhattan Associates, Inc. (a)	342,971	18,726,217
Monotype Imaging Holdings, Inc.	155,728	3,145,706
Qualys, Inc. (a)	176,175	15,697,192
Tyler Technologies, Inc. (a)	86,735	21,255,279

		117,747,381

Specialty Retail—2.5%
Asbury Automotive Group, Inc. (a)	65,520	4,504,500
Floor & Decor Holdings, Inc. - Class A (a)	88,705	2,676,230
Lithia Motors, Inc. - Class A	82,545	6,740,624

BHFTII-252

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Monro, Inc.	104,410	$7,266,936
Tractor Supply Co.	74,435	6,764,653

		27,952,943

Trading Companies & Distributors—2.0%
Applied Industrial Technologies, Inc.	41,046	3,211,850
Richelieu Hardware, Ltd.	133,150	3,082,248
SiteOne Landscape Supply, Inc. (a)	67,750	5,104,285
Watsco, Inc.	59,665	10,626,336

		22,024,719

Total Common Stocks (Cost $671,726,230)		1,109,691,314

Short-Term Investment—1.1%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $12,475,834; collateralized by U.S. Treasury Note at 2.250%, maturing 10/31/24, with a market value of $12,727,004.	12,474,795	$12,474,795

Total Short-Term Investments (Cost $12,474,795)		12,474,795

Total Investments—100.2% (Cost $684,201,025)		1,122,166,109
Other assets and liabilities (net)—(0.2)%		(1,928,418)

Net Assets—100.0%		$1,120,237,691

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,142,157	$—	$—	$4,142,157
Air Freight & Logistics	6,756,004	—	—	6,756,004
Airlines	6,508,010	—	—	6,508,010
Auto Components	19,059,757	—	—	19,059,757
Automobiles	3,351,348	—	—	3,351,348
Banks	124,566,745	—	—	124,566,745
Beverages	8,696,093	—	—	8,696,093
Biotechnology	1,599,669	3,882,917	—	5,482,586
Building Products	20,063,474	—	—	20,063,474
Capital Markets	29,483,212	—	—	29,483,212
Chemicals	40,047,468	—	—	40,047,468
Commercial Services & Supplies	39,929,205	—	—	39,929,205
Communications Equipment	9,272,557	—	—	9,272,557
Construction & Engineering	9,185,320	—	—	9,185,320
Construction Materials	11,034,318	—	—	11,034,318
Containers & Packaging	12,973,943	—	—	12,973,943
Distributors	26,211,007	—	—	26,211,007

BHFTII-253

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Diversified Consumer Services	$11,360,954	$—	$—	$11,360,954
Electrical Equipment	7,045,002	—	—	7,045,002
Electronic Equipment, Instruments & Components	70,564,760	—	—	70,564,760
Energy Equipment & Services	16,998,960	—	—	16,998,960
Food Products	25,808,207	—	—	25,808,207
Health Care Equipment & Supplies	83,183,760	—	—	83,183,760
Health Care Providers & Services	35,477,145	—	—	35,477,145
Hotels, Restaurants & Leisure	16,243,732	—	—	16,243,732
Household Durables	2,264,925	—	—	2,264,925
Household Products	23,842,587	—	—	23,842,587
Industrial Conglomerates	5,012,553	—	—	5,012,553
Insurance	17,042,578	—	—	17,042,578
IT Services	16,874,833	—	—	16,874,833
Life Sciences Tools & Services	30,342,006	—	—	30,342,006
Machinery	68,451,747	—	—	68,451,747
Media	30,019,829	—	—	30,019,829
Multiline Retail	4,805,000	—	—	4,805,000
Oil, Gas & Consumable Fuels	41,674,141	—	—	41,674,141
Paper & Forest Products	—	8,887,692	—	8,887,692
Professional Services	13,776,647	—	—	13,776,647
Real Estate Management & Development	6,609,830	—	—	6,609,830
Semiconductors & Semiconductor Equipment	28,916,179	—	—	28,916,179
Software	117,747,381	—	—	117,747,381
Specialty Retail	27,952,943	—	—	27,952,943
Trading Companies & Distributors	18,942,471	3,082,248	—	22,024,719
Total Common Stocks	1,093,838,457	15,852,857	—	1,109,691,314
Total Short-Term Investment*	—	12,474,795	—	12,474,795
Total Investments	$1,093,838,457	$28,327,652	$—	$1,122,166,109

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $2,646,356 were due to a lack of trading activity in the security which led to it being valued using significant observable inputs other than a quoted price in an active market.

BHFTII-254

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.1%
Boeing Co. (The)	220,044	$81,834,364
Northrop Grumman Corp.	63,100	20,026,047

		101,860,411

Auto Components—0.8%
Aptiv plc	242,500	20,345,750

Automobiles—2.5%
Ferrari NV	107,663	14,740,141
Tesla, Inc. (a) (b)	180,065	47,675,810

		62,415,951

Banks—0.9%
First Republic Bank (a)	43,505	4,176,480
JPMorgan Chase & Co.	161,119	18,180,668

		22,357,148

Beverages—0.2%
PepsiCo, Inc.	41,699	4,661,948

Biotechnology—2.7%
Alexion Pharmaceuticals, Inc. (b)	156,584	21,766,742
Celgene Corp. (b)	123,900	11,087,811
Vertex Pharmaceuticals, Inc. (b)	181,641	35,009,486

		67,864,039

Capital Markets—3.7%
Charles Schwab Corp. (The)	576,054	28,313,054
Intercontinental Exchange, Inc.	264,234	19,788,484
Morgan Stanley	310,900	14,478,613
TD Ameritrade Holding Corp. (a)	557,923	29,475,072

		92,055,223

Chemicals—0.6%
DowDuPont, Inc.	220,800	14,199,648

Electric Utilities—0.4%
NextEra Energy, Inc.	52,400	8,782,240

Entertainment—4.2%
Activision Blizzard, Inc.	207,800	17,286,882
Electronic Arts, Inc. (b)	159,394	19,205,383
Netflix, Inc. (b)	98,209	36,742,933
Walt Disney Co. (The)	266,972	31,219,706

		104,454,904

Equity Real Estate Investment Trusts—1.2%
Crown Castle International Corp.	276,786	30,814,585

Health Care Equipment & Supplies—5.6%
Becton Dickinson & Co.	196,086	51,178,446
Intuitive Surgical, Inc. (b)	73,000	41,902,000
Stryker Corp.	249,606	44,349,994

		137,430,440

Health Care Providers & Services—6.3%
Anthem, Inc.	116,317	31,876,674
Centene Corp. (b)	147,376	21,337,097
Cigna Corp.	137,584	28,651,868
HCA Healthcare, Inc.	9,351	1,300,911
UnitedHealth Group, Inc.	237,686	63,233,983
WellCare Health Plans, Inc. (b)	28,767	9,219,536

		155,620,069

Hotels, Restaurants & Leisure—2.7%
Hilton Worldwide Holdings, Inc.	66,479	5,370,174
Las Vegas Sands Corp.	229,200	13,598,436
McDonald’s Corp.	111,000	18,569,190
MGM Resorts International (a)	373,100	10,413,221
Wynn Resorts, Ltd.	152,382	19,361,657

		67,312,678

Household Durables—0.3%
NVR, Inc. (b)	3,300	8,153,640

Industrial Conglomerates—1.8%
Honeywell International, Inc.	124,199	20,666,713
Roper Technologies, Inc.	81,251	24,067,359

		44,734,072

Insurance—0.9%
Chubb, Ltd.	172,448	23,045,951

Interactive Media & Services—10.9%
Alphabet, Inc. - Class A (b)	55,370	66,836,020
Alphabet, Inc. - Class C (b)	62,038	74,040,492
Facebook, Inc. - Class A (b)	422,953	69,558,850
IAC/InterActiveCorp (b)	30,600	6,631,632
Tencent Holdings, Ltd.	1,290,485	53,325,695

		270,392,689

Internet & Direct Marketing Retail—14.5%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	305,914	50,402,391
Amazon.com, Inc. (b)	121,911	244,187,733
Booking Holdings, Inc. (a) (b)	32,595	64,668,480

		359,258,604

IT Services—10.2%
Fidelity National Information Services, Inc.	171,500	18,705,505
Fiserv, Inc. (b)	237,106	19,532,792
MasterCard, Inc. - Class A	316,058	70,357,671
PayPal Holdings, Inc. (b)	286,496	25,165,809
Visa, Inc. - Class A (a)	558,399	83,810,106
Worldpay, Inc. - Class A (b)	358,290	36,284,028

		253,855,911

Machinery—1.4%
Fortive Corp. (a)	265,680	22,370,256
Wabtec Corp. (a)	110,657	11,605,706

		33,975,962

BHFTII-255

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—0.8%
Sempra Energy (a)	165,191	$18,790,476

Multiline Retail—1.6%
Dollar General Corp.	82,743	9,043,810
Dollar Tree, Inc. (a) (b)	220,351	17,969,624
Dollarama, Inc.	372,831	11,745,050

		38,758,484

Professional Services—1.6%
Equifax, Inc.	147,992	19,323,316
TransUnion	289,752	21,319,952

		40,643,268

Real Estate Management & Development—0.0%
WeWork Cos., Inc. - Class A (b) (c) (d) (e)	2,563	168,492

Semiconductors & Semiconductor Equipment—1.9%
ASML Holding NV	81,000	15,229,620
NVIDIA Corp.	116,700	32,795,034

		48,024,654

Software—12.6%
Intuit, Inc.	154,135	35,050,299
Microsoft Corp.	1,140,837	130,477,528
Red Hat, Inc. (a) (b)	204,761	27,904,829
Salesforce.com, Inc. (b)	230,666	36,682,814
ServiceNow, Inc. (a) (b)	70,707	13,832,410
Symantec Corp.	1,312,195	27,923,510
UBER Technologies, Inc. - Series A (b) (c) (d) (e)	4,669	227,718
VMware, Inc. - Class A (b)	129,056	20,140,479
Workday, Inc. - Class A (a) (b)	131,896	19,254,178

		311,493,765

Technology Hardware, Storage & Peripherals—1.0%
Apple, Inc.	103,698	23,408,786

Textiles, Apparel & Luxury Goods—1.0%
NIKE, Inc. - Class B	305,533	25,884,756

Tobacco—1.2%
Philip Morris International, Inc.	361,832	29,503,781

Water Utilities—0.4%
American Water Works Co., Inc. (a)	98,748	8,686,862

Total Common Stocks (Cost $1,672,384,980)		2,428,955,187

Convertible Preferred Stocks—1.6%

Internet & Direct Marketing Retail—0.8%
Airbnb, Inc. - Series D (b) (c) (d) (e)	97,047	10,189,935
Airbnb, Inc. - Series E (b) (c) (d) (e)	9,760	1,024,800

Security Description	Shares/ Principal Amount*	Value

Internet & Direct Marketing Retail—(Continued)
ANT International Co., Ltd. - Class C (b) (c) (d) (e)	1,458,697	$8,183,290

		19,398,025

Real Estate Management & Development—0.2%
WeWork Cos., Inc. - Series E (b) (c) (d) (e)	64,744	4,256,270

Software—0.6%
Magic Leap, Inc. - Series C (b) (c) (d) (e)	124,428	3,359,556
Magic Leap, Inc. - Series D (b) (c) (d) (e)	90,348	2,439,396
UBER Technologies, Inc. (b) (c) (d) (e)	1,703	83,059
UBER Technologies, Inc. - Series A (b) (c) (d) (e)	665	32,434
UBER Technologies, Inc. - Series B (b) (c) (d) (e)	1,785	87,058
UBER Technologies, Inc. - Series C-1 (b) (c) (d) (e)	472	23,020
UBER Technologies, Inc. - Series C-2 (b) (c) (d) (e)	382	18,631
UBER Technologies, Inc. - Series C-3 (b) (c) (d) (e)	5	244
UBER Technologies, Inc. - Series D (b) (c) (d) (e)	424	20,679
UBER Technologies, Inc. - Series E (b) (c) (d) (e)	204	9,950
UBER Technologies, Inc. - Series G (b) (c) (d) (e)	98,227	4,790,750
UBER Technologies, Inc. - Series G-1 (b) (c) (d) (e)	1,024	49,943
Xiaoju Kuaizhi, Inc. - Series A-17, (b) (c) (d) (e)	91,053	4,637,521

		15,552,241

Total Convertible Preferred Stocks (Cost $28,001,590)		39,206,536

Corporate Bonds & Notes—0.2%

Lodging—0.2%
Caesars Entertainment Corp. 5.000%, 10/01/24 (Cost $5,801,535)	3,089,799	5,032,006

Short-Term Investment—0.1%

Mutual Fund—0.1%
T. Rowe Price Government Reserve Fund (f)	2,152,056	2,152,056

Total Short-Term Investments (Cost $2,152,056)		2,152,056

Securities Lending Reinvestments (g)—12.8%

Certificates of Deposit—5.8%
Banco Del Estado De Chile New York 2.398%, 1M LIBOR + 0.240%, 01/17/19 (h)	1,000,000	1,000,252
2.419%, 3M LIBOR + 0.100%, 11/14/18 (h)	5,500,000	5,499,906
2.466%, 1M LIBOR + 0.250%, 03/20/19 (h)	3,000,000	2,999,844
Banco Santander S.A. 2.340%, 11/07/18	3,500,000	3,500,287
Bank of Montreal Zero Coupon, 10/31/18	11,974,425	11,976,750
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (h)	3,000,000	2,999,994

BHFTII-256

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (h)	4,000,000	$4,003,816
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (h)	1,500,000	1,499,696
2.500%, 02/01/19	2,000,000	1,999,972
BNP Paribas S.A. New York 2.574%, 1M LIBOR + 0.470%, 12/04/18 (h)	2,000,000	2,001,174
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (h)	2,500,000	2,500,742
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (h)	2,000,000	2,000,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (h)	2,000,000	2,000,716
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (h)	4,000,000	4,000,300
2.543%, 3M LIBOR + 0.200%, 04/05/19 (h)	2,000,000	2,001,532
Credit Industriel et Commercial Zero Coupon, 01/25/19	6,342,941	6,373,793
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	4,000,000	4,000,052
2.500%, 11/15/18	3,000,000	2,999,928
KBC Bank NV 2.400%, 12/27/18	5,000,000	5,000,000
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	12,000,000	12,000,024
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	3,969,950	3,970,777
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (h)	2,500,000	2,499,802
2.533%, 3M LIBOR + 0.190%, 02/01/19 (h)	3,000,000	3,000,243
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (h)	7,000,000	6,999,615
2.381%, 1M LIBOR + 0.250%, 01/11/19 (h)	6,000,000	6,001,980
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (h)	6,000,000	5,999,298
2.551%, 1M LIBOR + 0.420%, 10/11/18 (h)	1,000,000	1,000,050
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (h)	4,000,000	3,999,812
Sumitomo Mitsui Banking Corp., New York 2.276%, 1M LIBOR + 0.200%, 04/03/19 (h)	2,001,364	1,999,742
2.290%, 1M LIBOR + 0.180%, 03/05/19 (h)	3,000,000	2,999,649
Sumitomo Mitsui Trust Bank, Ltd. 2.423%, 3M LIBOR + 0.090%, 10/18/18 (h)	3,000,377	2,999,979
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (h)	2,000,000	2,000,238
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (h)	5,000,000	5,000,000
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (h)	9,000,000	9,001,026
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (h)	5,500,000	5,502,921

		143,333,910

Commercial Paper—1.4%
Bank of China, Ltd. 2.510%, 11/02/18	993,655	997,800
2.550%, 10/19/18	3,975,350	3,994,864
2.550%, 12/20/18	3,974,500	3,976,988

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (h)	2,000,000	$2,000,206
2.453%, 1M LIBOR + 0.320%, 02/08/19 (h)	8,000,000	8,004,088
Sheffield Receivables Co. 2.490%, 11/26/18	4,934,638	4,980,795
2.510%, SOFR + 0.350%, 11/28/18 (h)	500,000	500,137
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	1,988,000	1,995,668
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (h)	5,000,000	5,004,615
Westpac Banking Corp. 2.492%, 1M LIBOR + 0.280%, 05/24/19 (h)	3,000,000	3,001,662

		34,456,823

Master Demand Notes—0.2%
Natixis Financial Products LLC 2.420%, OBFR + 0.250%, 10/01/18 (h)	5,000,000	5,000,000

Repurchase Agreements—4.1%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $5,052,528; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $5,271,430.	5,000,000	5,000,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $3,524,986; collateralized by various Common Stock with an aggregate market value of $3,850,000.	3,500,000	3,500,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $1,579,900; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $1,530,000.	1,500,000	1,500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $969,452; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/25/18 - 02/15/43, and an aggregate market value of $988,660.	969,274	969,274
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $4,900,915; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $4,998,001.	4,900,000	4,900,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $3,100,579; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $3,162,002.	3,100,000	3,100,000

BHFTII-257

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $4,600,859; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $4,692,000.	4,600,000	$4,600,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/18 at 2.250%, due on 10/01/18 with a maturity value of $2,000,375; collateralized by Foreign Obligations with rates ranging from 1.750% - 2.625%, maturity dates ranging from 04/01/19 - 07/27/26, and an aggregate market value of $2,040,006.	2,000,000	2,000,000
Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $1,018,844; collateralized by various Common Stock with an aggregate market value of $1,113,323.	1,000,000	1,000,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $3,011,898; collateralized by various Common Stock with an aggregate market value of $3,333,738.	3,000,000	3,000,000
Macquarie Bank, Ltd., London Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $1,853,169; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.500%, maturity dates ranging from 08/31/19 - 05/15/48, and an aggregate market value of $1,888,445.	1,852,829	1,852,829
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $7,792,967; collateralized by various Common Stock with an aggregate market value of $8,250,001.	7,500,000	7,500,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $10,004,803; collateralized by various Common Stock with an aggregate market value of $11,002,143.	10,000,000	10,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $5,303,090; collateralized by various Common Stock with an aggregate market value of $5,785,807.	5,200,000	5,200,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $4,862,088; collateralized by various Common Stock with an aggregate market value of $5,340,745.	4,800,000	4,800,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $5,026,004; collateralized by various Common Stock with an aggregate market value of $5,563,721.	5,000,000	5,000,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $6,282,352; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $6,886,020.	6,200,000	$6,200,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $7,595,769; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $8,329,863.	7,500,000	7,500,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $4,049,793; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $4,442,594.	4,000,000	4,000,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $7,792,394; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $8,551,993.	7,700,000	7,700,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $4,324,317; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $4,775,788.	4,300,000	4,300,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $8,076,960; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $8,885,187.	8,000,000	8,000,000

		101,622,103

Time Deposits—1.3%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	10,000,000	10,000,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	5,000,000	5,000,000
DZ Bank AG 2.150%, 10/01/18	1,000,000	1,000,000
Nordea Bank New York 2.140%, 10/01/18	1,000,000	1,000,000
Skandinaviska Enskilda Banken 2.130%, 10/01/18	15,000,000	15,000,000

BHFTII-258

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Svenska Handelsbanken AB 2.140%, 10/01/18	1,000,000	$1,000,000

		33,000,000

Total Securities Lending Reinvestments (Cost $317,389,275)		317,412,836

Total Investments—112.7% (Cost $2,025,729,436)		2,792,758,621
Other assets and liabilities (net)—(12.7)%		(314,103,890)

Net Assets—100.0%		$2,478,654,731

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $302,700,492 and the collateral received consisted of cash in the amount of $317,277,302. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 1.6% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2018, the market value of restricted securities was $39,602,746, which is 1.6% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Affiliated Issuer.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(h)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Restricted Securities	Acquisition Date	Shares	Cost	Value
ANT International Co., Ltd. - Class C	06/07/18	1,458,697	$8,183,290	$8,183,290
Airbnb, Inc. - Series D	04/16/14	97,047	3,951,078	10,189,935
Airbnb, Inc. - Series E	01/28/16	9,760	908,601	1,024,800
Magic Leap, Inc. - Series C	01/20/16	124,428	2,865,950	3,359,556
Magic Leap, Inc. - Series D	10/12/17	90,348	2,439,396	2,439,396
UBER Technologies, Inc.	01/16/18	1,703	56,146	83,059
UBER Technologies, Inc. - Series A	01/16/18	4,669	153,932	227,718
UBER Technologies, Inc. - Series A	01/16/18	665	21,924	32,434
UBER Technologies, Inc. - Series B	01/16/18	1,785	58,850	87,058
UBER Technologies, Inc. - Series C-1	01/16/18	472	15,561	23,020
UBER Technologies, Inc. - Series C-2	01/16/18	382	12,594	18,631
UBER Technologies, Inc. - Series C-3	01/16/18	5	165	244
UBER Technologies, Inc. - Series D	01/16/18	424	13,979	20,679
UBER Technologies, Inc. - Series E	01/16/18	204	6,726	9,950
UBER Technologies, Inc. - Series G	01/16/18	98,227	4,790,747	4,790,750
UBER Technologies, Inc. - Series G-1	01/16/18	1,024	49,943	49,943
WeWork Cos., Inc. - Class A	06/23/15	2,563	84,296	168,492
WeWork Cos., Inc. - Series E	06/23/15	64,744	2,129,402	4,256,270
Xiaoju Kuaizhi, Inc. - Series A-17	10/19/15	91,053	2,497,238	4,637,521

				$39,602,746

BHFTII-259

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$101,860,411	$—	$—	$101,860,411
Auto Components	20,345,750	—	—	20,345,750
Automobiles	62,415,951	—	—	62,415,951
Banks	22,357,148	—	—	22,357,148
Beverages	4,661,948	—	—	4,661,948
Biotechnology	67,864,039	—	—	67,864,039
Capital Markets	92,055,223	—	—	92,055,223
Chemicals	14,199,648	—	—	14,199,648
Electric Utilities	8,782,240	—	—	8,782,240
Entertainment	104,454,904	—	—	104,454,904
Equity Real Estate Investment Trusts	30,814,585	—	—	30,814,585
Health Care Equipment & Supplies	137,430,440	—	—	137,430,440
Health Care Providers & Services	155,620,069	—	—	155,620,069
Hotels, Restaurants & Leisure	67,312,678	—	—	67,312,678
Household Durables	8,153,640	—	—	8,153,640
Industrial Conglomerates	44,734,072	—	—	44,734,072
Insurance	23,045,951	—	—	23,045,951
Interactive Media & Services	217,066,994	53,325,695	—	270,392,689
Internet & Direct Marketing Retail	359,258,604	—	—	359,258,604
IT Services	253,855,911	—	—	253,855,911
Machinery	33,975,962	—	—	33,975,962
Multi-Utilities	18,790,476	—	—	18,790,476
Multiline Retail	38,758,484	—	—	38,758,484
Professional Services	40,643,268	—	—	40,643,268
Real Estate Management & Development	—	—	168,492	168,492
Semiconductors & Semiconductor Equipment	48,024,654	—	—	48,024,654
Software	311,266,047	—	227,718	311,493,765
Technology Hardware, Storage & Peripherals	23,408,786	—	—	23,408,786
Textiles, Apparel & Luxury Goods	25,884,756	—	—	25,884,756
Tobacco	29,503,781	—	—	29,503,781
Water Utilities	8,686,862	—	—	8,686,862
Total Common Stocks	2,375,233,282	53,325,695	396,210	2,428,955,187
Total Convertible Preferred Stocks*	—	—	39,206,536	39,206,536
Total Corporate Bonds & Notes*	—	5,032,006	—	5,032,006
Total Short-Term Investment*	2,152,056	—	—	2,152,056
Total Securities Lending Reinvestments*	—	317,412,836	—	317,412,836
Total Investments	$2,377,385,338	$375,770,537	$39,602,746	$2,792,758,621

Collateral for Securities Loaned (Liability)	$—	$(317,277,302)	$—	$(317,277,302)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 3 to Level 2 in the amount of $2,514,875 were due to the initiation of trading activity which resulted in the availability of significant observable inputs.

BHFTII-260

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2017	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Transfer out	Balance as of September 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2018
Common Stocks
Interactive Media & Services	$2,514,875	$—	$—	$(2,514,875)	$—	$—
Real Estate Management & Development	117,514	50,978	—	—	168,492	50,978
Software	—	73,786	153,932	—	227,718	73,786
Convertible Preferred Stocks
Interactive Media & Services	15,962,267	(110,011)	8,183,290	—	24,035,546	(110,011)
Real Estate Management & Development	2,968,512	1,287,758	—	—	4,256,270	1,287,758
Software	9,185,564	1,493,269	235,887	—	10,914,720	1,493,269

	$30,748,732	$2,795,780	$8,573,109	$(2,514,875)	$39,602,746	$2,795,780

	Fair Value at September 30, 2018	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Real Estate Management & Development	$168,492	Market Transaction Method	Precedent Transactions	$26.00	$51.81	$45.85	Increase
		Market Aligned Multiples	Enterprise Value/Gross Profit	11.6x	13.8x	12.7x	Increase
			Enterprise Value/EBITDA	24.2x	31.1x	27.7x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Software	227,718	Market Transaction Method	Precedent Transaction	$48.77	$48.77	$48.77	Increase
Convertible Preferred Stocks
Interactive Media & Services	11,214,735	Discounted Cash Flow	Weighted Average Cost of Capital	14.50%	16.50%	15.50%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	8.7x	8.7x	8.7x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
	8,183,290	Market Transaction Method	Precedent Transaction	$5.61	$5.61	$5.61	Increase
	4,637,521	Market Transaction Method	Secondary Market Transaction	$50.93	$50.93	$50.93	Increase
Real Estate Management & Development	4,256,270	Market Transaction Method	Precedent Transactions	$26.00	$51.81	$45.85	Increase
		Market Aligned Multiples	Enterprise Value/Gross Profit	11.6x	13.8x	12.7x	Increase
			Enterprise Value/EBITDA	24.2x	31.1x	27.7x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Software	5,798,952	Market Transaction Method	Precedent Transaction	$27.00	$27.00	$27.00	Increase
	5,115,768	Market Transaction Method	Precedent Transaction	$48.77	$48.77	$48.77	Increase

BHFTII-261

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.5%
Aerojet Rocketdyne Holdings, Inc. (a) (b)	229,506	$7,800,909
BWX Technologies, Inc.	121,833	7,619,436
Curtiss-Wright Corp.	62,559	8,596,858
HEICO Corp. - Class A	189,807	14,330,428
Hexcel Corp.	107,570	7,212,569
Moog, Inc. - Class A	80,863	6,951,792
Teledyne Technologies, Inc. (a)	60,846	15,009,491

		67,521,483

Air Freight & Logistics—0.6%
XPO Logistics, Inc. (a)	83,421	9,524,176

Airlines—0.1%
Hawaiian Holdings, Inc. (b)	42,700	1,712,270

Auto Components—0.8%
Cooper-Standard Holdings, Inc. (a)	34,397	4,126,952
LCI Industries	37,290	3,087,612
Visteon Corp. (a) (b)	52,400	4,867,960

		12,082,524

Banks—1.9%
Ameris Bancorp	106,793	4,880,440
Carolina Financial Corp.	100,219	3,780,261
CenterState Bank Corp.	196,728	5,518,220
First Bancorp	136,100	5,513,411
Hilltop Holdings, Inc.	69,116	1,394,070
Signature Bank	24,569	2,821,504
SVB Financial Group (a)	14,091	4,379,905

		28,287,811

Beverages—0.5%
Boston Beer Co., Inc. (The) - Class A (a)	17,966	5,165,225
Coca-Cola Bottling Co. Consolidated	15,400	2,807,112

		7,972,337

Biotechnology—8.8%
Abeona Therapeutics, Inc. (a) (b)	28,300	362,240
ACADIA Pharmaceuticals, Inc. (a) (b)	85,288	1,770,579
Acceleron Pharma, Inc. (a) (b)	43,867	2,510,508
Acorda Therapeutics, Inc. (a) (b)	43,323	851,297
Agios Pharmaceuticals, Inc. (a) (b)	63,543	4,900,436
Aimmune Therapeutics, Inc. (a) (b)	58,994	1,609,356
Alkermes plc (a)	44,085	1,870,967
Alnylam Pharmaceuticals, Inc. (a) (b)	8,584	751,272
AMAG Pharmaceuticals, Inc. (a)	65,284	1,305,680
Amicus Therapeutics, Inc. (a)	177,500	2,145,975
Array BioPharma, Inc. (a) (b)	226,600	3,444,320
Bluebird Bio, Inc. (a)	29,867	4,360,582
Blueprint Medicines Corp. (a) (b)	46,617	3,638,923
Clovis Oncology, Inc. (a) (b)	21,200	622,644
CRISPR Therapeutics AG (a) (b)	28,900	1,281,715
Emergent BioSolutions, Inc. (a)	94,300	6,207,769
Enanta Pharmaceuticals, Inc. (a) (b)	11,500	982,790
Exact Sciences Corp. (a)	171,600	13,542,672

Security Description	Shares	Value

Biotechnology—(Continued)
Exelixis, Inc. (a)	69,067	$1,223,867
FibroGen, Inc. (a)	71,400	4,337,550
Genomic Health, Inc. (a)	51,200	3,595,264
Global Blood Therapeutics, Inc. (a) (b)	40,387	1,534,706
GlycoMimetics, Inc. (a)	51,900	747,360
Immunomedics, Inc. (a) (b)	98,795	2,057,900
Insmed, Inc. (a) (b)	123,284	2,492,803
Ionis Pharmaceuticals, Inc. (a)	26,886	1,386,780
Ironwood Pharmaceuticals, Inc. (a)	129,080	2,382,817
Ligand Pharmaceuticals, Inc. (a)	40,768	11,190,408
Loxo Oncology, Inc. (a)	26,900	4,595,327
Madrigal Pharmaceuticals, Inc. (a) (b)	5,100	1,092,063
Neurocrine Biosciences, Inc. (a) (b)	58,642	7,210,034
Repligen Corp. (a) (b)	70,531	3,911,649
Sage Therapeutics, Inc. (a)	49,238	6,954,868
Sarepta Therapeutics, Inc. (a) (b)	74,500	12,032,495
Seattle Genetics, Inc. (a)	34,312	2,646,141
Spark Therapeutics, Inc. (a) (b)	41,918	2,286,627
TESARO, Inc. (a) (b)	34,495	1,345,650
Ultragenyx Pharmaceutical, Inc. (a) (b)	48,196	3,679,283
uniQure NV (a)	19,600	713,244
Xencor, Inc. (a) (b)	74,100	2,887,677

		132,464,238

Building Products—1.1%
AAON, Inc. (b)	35,508	1,342,202
JELD-WEN Holding, Inc. (a) (b)	61,100	1,506,726
Lennox International, Inc. (b)	36,082	7,880,309
Patrick Industries, Inc. (a) (b)	98,935	5,856,952

		16,586,189

Capital Markets—1.9%
Cboe Global Markets, Inc.	74,316	7,131,363
E*Trade Financial Corp. (a)	70,165	3,675,944
FactSet Research Systems, Inc.	9,182	2,054,105
MarketAxess Holdings, Inc. (b)	41,695	7,442,141
MSCI, Inc.	46,116	8,181,440

		28,484,993

Chemicals—2.9%
AdvanSix, Inc. (a)	90,708	3,079,537
Chase Corp.	48,305	5,803,846
Ingevity Corp. (a)	99,168	10,103,236
Innospec, Inc.	70,478	5,409,186
Minerals Technologies, Inc.	46,331	3,131,976
NewMarket Corp. (b)	7,791	3,159,328
PolyOne Corp.	121,629	5,317,620
Quaker Chemical Corp.	5,305	1,072,724
Scotts Miracle-Gro Co. (The) (b)	55,200	4,345,896
Stepan Co.	24,600	2,140,446

		43,563,795

Commercial Services & Supplies—2.2%
Advanced Disposal Services, Inc. (a)	166,348	4,504,704
Casella Waste Systems, Inc. - Class A (a)	255,200	7,926,512

BHFTII-262

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Healthcare Services Group, Inc. (b)	93,412	$3,794,395
Rollins, Inc.	142,300	8,636,187
U.S. Ecology, Inc.	64,214	4,735,783
UniFirst Corp.	22,400	3,889,760

		33,487,341

Communications Equipment—0.7%
ARRIS International plc (a)	103,507	2,690,147
EchoStar Corp. - Class A (a)	41,262	1,913,319
NetScout Systems, Inc. (a) (b)	68,269	1,723,792
Plantronics, Inc.	58,862	3,549,379

		9,876,637

Construction Materials—0.2%
Eagle Materials, Inc.	44,000	3,750,560

Consumer Finance—0.4%
PRA Group, Inc. (a) (b)	74,787	2,692,332
SLM Corp. (a)	318,600	3,552,390

		6,244,722

Containers & Packaging—0.8%
Berry Global Group, Inc. (a)	163,397	7,906,781
Graphic Packaging Holding Co.	314,719	4,409,213

		12,315,994

Distributors—0.7%
Pool Corp.	64,685	10,794,633

Diversified Consumer Services—2.8%
Bright Horizons Family Solutions, Inc. (a)	97,454	11,483,979
Grand Canyon Education, Inc. (a)	44,700	5,042,160
Service Corp. International (b)	211,732	9,358,554
ServiceMaster Global Holdings, Inc. (a)	149,107	9,249,107
Sotheby’s (a)	45,909	2,258,264
Strategic Education, Inc.	32,925	4,511,713

		41,903,777

Electrical Equipment—0.5%
Atkore International Group, Inc. (a)	162,770	4,318,288
Generac Holdings, Inc. (a)	62,602	3,531,379

		7,849,667

Electronic Equipment, Instruments & Components—3.0%
Cognex Corp.	99,490	5,553,532
Coherent, Inc. (a) (b)	43,443	7,480,450
ePlus, Inc. (a)	9,600	889,920
Littelfuse, Inc.	37,300	7,381,297
Novanta, Inc. (a)	103,600	7,086,240
OSI Systems, Inc. (a)	41,554	3,170,986
Tech Data Corp. (a) (b)	26,800	1,918,076
Zebra Technologies Corp. - Class A (a)	67,900	12,006,757

		45,487,258

Security Description	Shares	Value

Energy Equipment & Services—0.8%
Apergy Corp. (a)	108,200	$4,713,192
Computer Modelling Group, Ltd.	54,725	358,012
Dril-Quip, Inc. (a) (b)	28,032	1,464,672
Exterran Corp. (a)	97,600	2,589,328
Oceaneering International, Inc. (a) (b)	59,673	1,646,975
RPC, Inc. (b)	116,100	1,797,228

		12,569,407

Entertainment—1.6%
Lions Gate Entertainment Corp. - Class B	109,633	2,554,449
Live Nation Entertainment, Inc. (a)	159,836	8,706,267
Take-Two Interactive Software, Inc. (a)	89,416	12,338,514

		23,599,230

Equity Real Estate Investment Trusts—2.7%
CoreSite Realty Corp.	63,170	7,020,714
CubeSmart	116,671	3,328,623
CyrusOne, Inc.	111,255	7,053,567
Empire State Realty Trust, Inc. - Class A	112,138	1,862,612
Equity Lifestyle Properties, Inc.	57,744	5,569,409
First Industrial Realty Trust, Inc.	167,150	5,248,510
Forest City Realty Trust, Inc. - Class A	111,675	2,801,926
Pebblebrook Hotel Trust (b)	36,203	1,316,703
PS Business Parks, Inc.	24,111	3,064,267
Terreno Realty Corp.	109,417	4,125,021

		41,391,352

Food & Staples Retailing—1.3%
Casey’s General Stores, Inc.	66,172	8,543,467
Performance Food Group Co. (a)	206,700	6,883,110
Sprouts Farmers Market, Inc. (a) (b)	169,000	4,632,290

		20,058,867

Food Products—1.2%
J&J Snack Foods Corp.	41,332	6,236,586
John B Sanfilippo & Son, Inc.	32,995	2,355,183
Post Holdings, Inc. (a) (b)	67,025	6,571,131
TreeHouse Foods, Inc. (a) (b)	55,344	2,648,210

		17,811,110

Health Care Equipment & Supplies—5.6%
Avanos Medical, Inc. (a)	53,988	3,698,178
Cantel Medical Corp.	75,496	6,950,162
Cooper Cos., Inc. (The) (b)	16,502	4,573,529
DexCom, Inc. (a)	20,391	2,916,729
Globus Medical, Inc. - Class A (a)	93,500	5,307,060
Haemonetics Corp. (a)	42,200	4,835,276
ICU Medical, Inc. (a)	35,474	10,030,273
Inogen, Inc. (a) (b)	47,034	11,481,940
LivaNova plc (a)	45,500	5,640,635
Masimo Corp. (a)	66,385	8,267,588
Natus Medical, Inc. (a) (b)	46,072	1,642,467
NuVasive, Inc. (a)	81,985	5,819,295
Penumbra, Inc. (a) (b)	37,169	5,564,199
West Pharmaceutical Services, Inc.	63,574	7,849,482

		84,576,813

BHFTII-263

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—3.7%
Addus HomeCare Corp. (a)	37,200	$2,609,580
BioTelemetry, Inc. (a)	65,600	4,227,920
Chemed Corp.	27,500	8,788,450
Corvel Corp. (a)	33,549	2,021,327
Encompass Health Corp.	75,909	5,917,107
Ensign Group, Inc. (The)	95,800	3,632,736
Molina Healthcare, Inc. (a)	93,800	13,948,060
U.S. Physical Therapy, Inc.	47,758	5,664,099
WellCare Health Plans, Inc. (a)	27,199	8,717,007

		55,526,286

Health Care Technology—1.0%
Omnicell, Inc. (a) (b)	85,722	6,163,412
Tabula Rasa HealthCare, Inc. (a) (b)	34,700	2,817,293
Veeva Systems, Inc. - Class A (a)	55,562	6,049,035

		15,029,740

Hotels, Restaurants & Leisure—5.2%
Boyd Gaming Corp.	130,800	4,427,580
Cheesecake Factory, Inc. (The) (b)	54,949	2,941,970
Choice Hotels International, Inc. (b)	40,368	3,362,654
Churchill Downs, Inc.	34,319	9,530,386
Denny’s Corp. (a)	285,219	4,198,424
Domino’s Pizza, Inc.	24,062	7,093,478
Hilton Grand Vacations, Inc. (a)	135,683	4,491,107
Marriott Vacations Worldwide Corp.	19,512	2,180,466
Papa John’s International, Inc. (b)	62,764	3,218,538
Pinnacle Entertainment, Inc. (a)	225,157	7,585,539
Ruth’s Hospitality Group, Inc.	154,600	4,877,630
Six Flags Entertainment Corp. (b)	56,359	3,934,985
Texas Roadhouse, Inc. (b)	114,500	7,933,705
Vail Resorts, Inc.	44,281	12,151,592

		77,928,054

Household Durables—0.5%
Helen of Troy, Ltd. (a)	58,876	7,706,868

Independent Power and Renewable Electricity Producers—0.3%
Ormat Technologies, Inc. (b)	87,290	4,723,262

Insurance—0.9%
Heritage Insurance Holdings, Inc. (b)	47,817	708,648
Primerica, Inc.	86,509	10,428,660
Universal Insurance Holdings, Inc. (b)	43,200	2,097,360

		13,234,668

Internet & Direct Marketing Retail—1.0%
Liberty Expedia Holdings, Inc. - Class A (a)	78,775	3,705,576
Shutterfly, Inc. (a)	42,261	2,784,577
Stamps.com, Inc. (a)	35,476	8,024,671

		14,514,824

IT Services—5.4%
Booz Allen Hamilton Holding Corp.	208,345	10,340,162
Broadridge Financial Solutions, Inc.	66,563	8,782,988

IT Services—(Continued)
Cardtronics plc - Class A (a)	96,472	3,052,374
CoreLogic, Inc. (a) (b)	131,330	6,489,015
Euronet Worldwide, Inc. (a)	91,698	9,189,974
Gartner, Inc. (a) (b)	33,161	5,256,019
GTT Communications, Inc. (a) (b)	65,100	2,825,340
Jack Henry & Associates, Inc.	29,962	4,796,317
MAXIMUS, Inc.	130,834	8,512,060
Science Applications International Corp.	72,300	5,827,380
Syntel, Inc. (a)	91,600	3,753,768
Travelport Worldwide, Ltd.	193,289	3,260,785
WEX, Inc. (a)	48,674	9,771,792

		81,857,974

Leisure Products—0.5%
Brunswick Corp.	103,546	6,939,653

Life Sciences Tools & Services—2.3%
Bio-Rad Laboratories, Inc. - Class A (a)	19,389	6,068,563
Bruker Corp. (b)	55,000	1,839,750
Cambrex Corp. (a) (b)	80,963	5,537,869
Charles River Laboratories International, Inc. (a) (b)	70,297	9,457,759
PRA Health Sciences, Inc. (a)	88,562	9,758,647
Syneos Health, Inc. (a) (b)	45,886	2,365,423

		35,028,011

Machinery—3.5%
Chart Industries, Inc. (a)	32,062	2,511,416
Douglas Dynamics, Inc.	93,500	4,104,650
Graco, Inc.	142,477	6,602,384
IDEX Corp.	22,573	3,400,848
John Bean Technologies Corp. (b)	59,861	7,141,417
Lincoln Electric Holdings, Inc.	32,772	3,062,216
Lydall, Inc. (a)	89,008	3,836,245
Middleby Corp. (The) (a) (b)	25,498	3,298,166
Nordson Corp.	34,294	4,763,437
Standex International Corp.	15,402	1,605,659
Toro Co. (The) (b)	135,185	8,107,044
Woodward, Inc.	59,857	4,840,037

		53,273,519

Marine—0.1%
Matson, Inc.	26,460	1,048,874

Media—1.5%
Cable One, Inc.	11,800	10,426,598
GCI Liberty, Inc. - Class A (a)	102,114	5,207,814
Gray Television, Inc. (a)	171,054	2,993,445
MSG Networks, Inc. - Class A (a) (b)	153,300	3,955,140

		22,582,997

Metals & Mining—0.2%
Worthington Industries, Inc.	56,116	2,433,190

Multiline Retail—0.1%
Big Lots, Inc. (b)	52,058	2,175,504

BHFTII-264

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—2.8%
Carrizo Oil & Gas, Inc. (a) (b)	55,028	$1,386,705
Centennial Resource Development, Inc. - Class A (a)	191,100	4,175,535
Diamondback Energy, Inc.	38,980	5,269,706
Matador Resources Co. (a) (b)	259,834	8,587,514
PBF Energy, Inc. - Class A (b)	116,700	5,824,497
PDC Energy, Inc. (a)	93,778	4,591,371
WPX Energy, Inc. (a)	585,858	11,787,463

		41,622,791

Paper & Forest Products—0.2%
KapStone Paper and Packaging Corp.	90,035	3,053,087

Personal Products—0.2%
Nu Skin Enterprises, Inc. - Class A	36,802	3,033,221

Pharmaceuticals—2.7%
Aerie Pharmaceuticals, Inc. (a)	47,112	2,899,744
Assertio Therapeutics, Inc. (a)	150,974	887,727
Catalent, Inc. (a)	167,570	7,632,814
Innoviva, Inc. (a)	57,530	876,757
Jazz Pharmaceuticals plc (a)	11,791	1,982,421
MyoKardia, Inc. (a)	34,137	2,225,732
Nektar Therapeutics (a)	64,244	3,916,314
Pacira Pharmaceuticals, Inc. (a)	27,307	1,342,139
Phibro Animal Health Corp. - Class A	77,841	3,339,379
Prestige Brands Holdings, Inc. (a) (b)	127,678	4,837,719
Supernus Pharmaceuticals, Inc. (a) (b)	98,334	4,951,117
TherapeuticsMD, Inc. (a) (b)	288,110	1,890,002
Theravance Biopharma, Inc. (a) (b)	64,514	2,107,672
WAVE Life Sciences, Ltd. (a)	21,287	1,064,350

		39,953,887

Professional Services—2.4%
ASGN, Inc. (a)	94,000	7,419,420
Dun & Bradstreet Corp. (The)	27,163	3,870,999
Exponent, Inc.	138,764	7,437,751
Insperity, Inc.	75,700	8,928,815
TransUnion	112,561	8,282,238

		35,939,223

Real Estate Management & Development—0.1%
Kennedy-Wilson Holdings, Inc. (b)	65,953	1,417,990

Road & Rail—1.0%
Landstar System, Inc.	55,965	6,827,730
Old Dominion Freight Line, Inc. (b)	49,246	7,941,410

		14,769,140

Semiconductors & Semiconductor Equipment—3.3%
Advanced Energy Industries, Inc. (a)	67,844	3,504,143
Cabot Microelectronics Corp.	33,683	3,475,075
Cirrus Logic, Inc. (a) (b)	114,374	4,414,836
Entegris, Inc.	112,800	3,265,560
Ichor Holdings, Ltd. (a) (b)	63,000	1,286,460
Integrated Device Technology, Inc. (a)	186,472	8,766,049

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
MaxLinear, Inc. (a) (b)	222,689	$4,427,057
Mellanox Technologies, Ltd. (a)	81,500	5,986,175
MKS Instruments, Inc.	77,900	6,243,685
Nanometrics, Inc. (a)	72,900	2,735,208
Versum Materials, Inc.	148,309	5,340,607

		49,444,855

Software—8.8%
ACI Worldwide, Inc. (a)	124,069	3,491,302
Aspen Technology, Inc. (a)	93,468	10,646,940
Blackbaud, Inc. (b)	86,224	8,750,012
CommVault Systems, Inc. (a) (b)	73,071	5,114,970
Descartes Systems Group, Inc. (The) (a)	75,558	2,561,416
Ellie Mae, Inc. (a) (b)	33,381	3,163,517
Envestnet, Inc. (a)	111,835	6,816,343
Fair Isaac Corp. (a)	59,568	13,614,266
Fortinet, Inc. (a) (b)	69,033	6,369,675
j2 Global, Inc. (b)	46,991	3,893,204
LogMeIn, Inc.	30,082	2,680,306
Manhattan Associates, Inc. (a) (b)	85,623	4,675,016
Pegasystems, Inc. (b)	101,995	6,384,887
Proofpoint, Inc. (a) (b)	56,301	5,986,485
PTC, Inc. (a) (b)	68,868	7,313,093
Qualys, Inc. (a) (b)	78,200	6,967,620
RealPage, Inc. (a) (b)	122,763	8,090,082
SS&C Technologies Holdings, Inc.	157,680	8,960,954
Tyler Technologies, Inc. (a)	37,151	9,104,224
Ultimate Software Group, Inc. (The) (a)	23,424	7,546,979

		132,131,291

Specialty Retail—1.6%
Aaron’s, Inc.	27,861	1,517,310
Burlington Stores, Inc. (a)	85,466	13,924,121
Children’s Place, Inc. (The)	19,992	2,554,978
Murphy USA, Inc. (a)	62,720	5,360,051

		23,356,460

Technology Hardware, Storage & Peripherals—0.2%
NCR Corp. (a)	116,350	3,305,503

Textiles, Apparel & Luxury Goods—0.9%
Carter’s, Inc. (b)	65,772	6,485,119
Steven Madden, Ltd. (b)	121,095	6,405,926

		12,891,045

Thrifts & Mortgage Finance—0.5%
MGIC Investment Corp. (a)	281,683	3,749,201
Radian Group, Inc.	148,182	3,062,922

		6,812,123

Trading Companies & Distributors—0.8%
Beacon Roofing Supply, Inc. (a)	69,750	2,524,253
Univar, Inc. (a)	132,508	4,062,695

BHFTII-265

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—(Continued)
Watsco, Inc. (b)	31,571	$5,622,795

		12,209,743

Total Common Stocks (Cost $1,011,847,307)		1,493,860,967

Short-Term Investment—0.8%

Mutual Fund—0.8%
T. Rowe Price Government Reserve Fund (c)	12,030,752	12,030,752

Total Short-Term Investments (Cost $12,030,752)		12,030,752

Securities Lending Reinvestments (d)—19.6%

Bank Note—0.3%
Bank of America N.A. 2.398%, 1M LIBOR + 0.250%, 11/13/18 (e)	5,000,000	5,000,000

Certificates of Deposit—5.8%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (e)	2,000,000	1,999,966
2.466%, 1M LIBOR + 0.250%, 03/20/19 (e)	5,000,000	4,999,740
Banco Santander S.A. 2.340%, 11/07/18	2,000,000	2,000,164
Bank of Montreal Zero Coupon, 10/31/18	9,978,687	9,980,625
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (e)	2,000,000	1,999,996
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (e)	1,500,000	1,501,431
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (e)	2,000,000	1,999,594
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (e)	4,000,000	4,000,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (e)	500,000	500,179
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (e)	1,750,000	1,750,131
Industrial & Commercial Bank of China, Ltd. 2.500%, 11/15/18	2,000,000	1,999,952
2.530%, 12/24/18	3,000,000	2,999,934
KBC Bank NV 2.400%, 12/27/18	6,000,000	6,000,000
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	11,000,000	11,000,022
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	5,954,925	5,956,165
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (e)	2,000,000	1,999,934
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (e)	3,000,000	2,999,763
2.533%, 3M LIBOR + 0.190%, 02/01/19 (e)	1,000,000	1,000,081

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (e)	5,000,000	$4,999,725
2.381%, 1M LIBOR + 0.250%, 01/11/19 (e)	1,500,000	1,500,495
Societe Generale 2.504%, 1M LIBOR + 0.400%, 10/02/18 (e)	1,000,000	999,983
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (e)	4,000,000	3,999,532
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (e)	3,000,000	2,999,859
Sumitomo Mitsui Banking Corp., New York 2.290%, 1M LIBOR + 0.180%, 03/05/19 (e)	2,000,000	1,999,766
Sumitomo Mitsui Trust Bank, Ltd. 2.502%, 1M LIBOR + 0.320%, 11/21/18 (e)	3,000,000	3,000,000
Wells Fargo Bank N.A. 2.475%, 3M LIBOR + 0.140%, 10/26/18 (e)	1,500,000	1,500,249
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (e)	1,500,000	1,500,797

		87,188,083

Commercial Paper—1.4%
Bank of China, Ltd. 2.510%, 11/02/18	3,477,793	3,492,300
2.550%, 12/20/18	3,974,500	3,976,988
ING Funding LLC 2.453%, 1M LIBOR + 0.320%, 02/08/19 (e)	4,000,000	4,002,044
LMA S.A. & LMA Americas 2.470%, 11/13/18	1,975,986	1,994,218
Sheffield Receivables Co. 2.490%, 11/26/18	2,467,319	2,490,397
2.510%, SOFR + 0.350%, 11/28/18 (e)	500,000	500,137
Starbird Funding Corp. 2.280%, 11/08/18	994,300	997,446
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (e)	2,000,000	2,001,846
Westpac Banking Corp. 2.408%, 3M LIBOR + 0.070%, 08/07/19 (e)	1,000,000	1,000,000

		20,455,376

Repurchase Agreements—9.5%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $2,021,011; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $2,108,572.	2,000,000	2,000,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $503,569; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $1,053,267; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $1,020,000.	1,000,000	1,000,000

BHFTII-266

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $4,642,289; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/25/18 - 02/15/43, and an aggregate market value of $4,734,270.	4,641,438	$4,641,438
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $6,901,288; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $7,038,001.	6,900,000	6,900,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $4,500,840; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $4,590,003.	4,500,000	4,500,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $6,401,195; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $6,528,000.	6,400,000	6,400,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/18 at 2.250%, due on 10/01/18 with a maturity value of $3,000,563; collateralized by Foreign Obligations with rates ranging from 1.750% - 2.625%, maturity dates ranging from 04/01/19 - 07/27/26, and an aggregate market value of $3,060,009.	3,000,000	3,000,000
Repurchase Agreement dated 08/24/18 at 2.560%, due on 10/01/18 with a maturity value of $20,054,044; collateralized by various Common Stock with an aggregate market value of $22,266,451.	20,000,000	20,000,000
Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $5,094,222; collateralized by various Common Stock with an aggregate market value of $5,566,613.	5,000,000	5,000,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $4,216,658; collateralized by various Common Stock with an aggregate market value of $4,667,233.	4,200,000	4,200,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $4,876,654; collateralized by various Common Stock with an aggregate market value of $5,060,001.	4,600,000	4,600,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $20,009,606; collateralized by various Common Stock with an aggregate market value of $22,004,285.	20,000,000	20,000,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $7,648,688; collateralized by various Common Stock with an aggregate market value of $8,344,914.	7,500,000	$7,500,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $6,887,958; collateralized by various Common Stock with an aggregate market value of $7,566,055.	6,800,000	6,800,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $1,005,201; collateralized by various Common Stock with an aggregate market value of $1,112,744.	1,000,000	1,000,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $1,507,703; collateralized by various Common Stock with an aggregate market value of $1,669,116.	1,500,000	1,500,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $10,132,825; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $11,106,484.	10,000,000	10,000,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $10,836,630; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $11,883,938.	10,700,000	10,700,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $5,062,242; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,553,242.	5,000,000	5,000,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $11,131,991; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $12,217,132.	11,000,000	11,000,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $2,212,441; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,443,426.	2,200,000	2,200,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $1,011,050; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,110,648.	1,000,000	1,000,000

BHFTII-267

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $3,533,670; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,887,269.	3,500,000	$3,500,000

		142,941,438

Time Deposits—2.6%
Cooperative Rabobank UA New York 2.150%, 10/01/18	10,000,000	10,000,000
DZ Bank AG 2.150%, 10/01/18	4,125,000	4,125,000
Nordea Bank New York 2.140%, 10/01/18	6,375,000	6,375,000
Skandinaviska Enskilda Banken 2.130%, 10/01/18	12,000,000	12,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	6,625,000	6,625,000

		39,125,000

Total Securities Lending Reinvestments (Cost $294,704,761)		294,709,897

Total Investments—119.7% (Cost $1,318,582,820)		1,800,601,616
Other assets and liabilities (net)—(19.7)%		(296,376,964)

Net Assets—100.0%		$1,504,224,652

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $288,429,310 and the collateral received consisted of cash in the amount of $294,639,948. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-268

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,493,860,967	$—	$—	$1,493,860,967
Total Short-Term Investment*	12,030,752	—	—	12,030,752
Total Securities Lending Reinvestments*	—	294,709,897	—	294,709,897
Total Investments	$1,505,891,719	$294,709,897	$—	$1,800,601,616

Collateral for Securities Loaned (Liability)	$—	$(294,639,948)	$—	$(294,639,948)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-269

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Common Stocks—95.9% of Net Assets

Security Description	Shares	Value

Chemicals—7.2%
CF Industries Holdings, Inc.	821,200	$44,706,128
Nutrien, Ltd.	715,423	41,279,907

		85,986,035

Electrical Equipment—0.8%
Sunrun, Inc. (a)	760,400	9,459,376

Energy Equipment & Services—12.8%
Halliburton Co.	303,000	12,280,590
Nabors Industries, Ltd. (b)	3,878,900	23,894,024
Patterson-UTI Energy, Inc. (b)	1,655,100	28,318,761
ProPetro Holding Corp. (a) (b)	1,304,000	21,502,960
Schlumberger, Ltd.	185,500	11,300,660
Superior Energy Services, Inc. (a) (b)	1,481,500	14,429,810
Tenaris S.A. (ADR)	401,400	13,454,928
Transocean, Ltd. (a) (b)	1,009,200	14,078,340
Weatherford International plc (a) (b)	4,942,500	13,394,175

		152,654,248

Food Products—2.6%
Bunge, Ltd.	169,800	11,666,958
Tyson Foods, Inc. - Class A	334,600	19,918,738

		31,585,696

Independent Power and Renewable Electricity Producers—0.4%
Ormat Technologies, Inc. (b)	97,300	5,264,903

Marine—1.6%
Kirby Corp. (a) (b)	233,031	19,166,800

Metals & Mining—28.2%
Agnico Eagle Mines, Ltd. (U.S. Listed Shares)	667,533	22,829,629
Barrick Gold Corp.	1,895,500	21,002,140
First Quantum Minerals, Ltd.	3,846,500	43,805,996
Glencore plc (a)	11,676,757	50,335,065
Goldcorp, Inc.	533,700	5,443,740
IAMGOLD Corp. (a)	1,512,000	5,564,160
KAZ Minerals plc	1,239,786	8,851,724
Kinross Gold Corp. (a)	3,211,000	8,669,700
Newmont Mining Corp. (b)	798,700	24,120,740
Randgold Resources, Ltd. (ADR)	199,100	14,046,505
Rio Tinto plc (ADR) (b)	501,200	25,571,224
Steel Dynamics, Inc.	555,900	25,121,121
Teck Resources, Ltd. - Class B	2,221,300	53,533,330
Vale S.A. (ADR)	1,847,200	27,412,448

		336,307,522

Mortgage Real Estate Investment Trusts—0.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	315,443	6,772,561

Oil, Gas & Consumable Fuels—39.8%
Cimarex Energy Co. (b)	340,300	31,627,482
CNX Resources Corp. (a) (b)	1,581,300	22,628,403

Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels—(Continued)
Concho Resources, Inc. (a)	397,929	$60,783,655
Diamondback Energy, Inc.	459,300	62,092,767
Energen Corp. (a)	73,900	6,367,963
EOG Resources, Inc.	459,300	58,592,901
Golar LNG, Ltd. (b)	950,300	26,418,340
Green Plains, Inc. (b)	972,600	16,728,720
Laredo Petroleum, Inc. (a)	1,038,100	8,481,277
Newfield Exploration Co. (a)	785,600	22,648,848
Parsley Energy, Inc. - Class A (a)	1,739,700	50,886,225
PBF Energy, Inc. - Class A (b)	210,500	10,506,055
PDC Energy, Inc. (a) (b)	542,000	26,536,320
Pioneer Natural Resources Co.	299,600	52,187,324
Scorpio Tankers, Inc.	2,077,500	4,175,775
WPX Energy, Inc. (a) (b)	759,500	15,281,140

		475,943,195

Paper & Forest Products—1.0%
Louisiana-Pacific Corp. (b)	428,700	11,356,263

Semiconductors & Semiconductor Equipment—0.9%
SolarEdge Technologies, Inc. (a) (b)	276,700	10,417,755

Total Common Stocks (Cost $1,073,173,300)		1,144,914,354

Short-Term Investment—3.8%

Mutual Fund—3.8%
AIM STIT-STIC Prime Portfolio	45,271,705	45,271,705

Total Short-Term Investments (Cost $45,271,705)		45,271,705

Securities Lending Reinvestments (c)—17.3%

Bank Note—0.3%
Bank of America N.A. 2.398%, 1M LIBOR + 0.250%, 11/13/18 (d)	3,000,000	3,000,000

Certificates of Deposit—9.2%
Banco Del Estado De Chile New York 2.419%, 3M LIBOR + 0.100%, 11/14/18 (d)	6,500,000	6,499,889
2.466%, 1M LIBOR + 0.250%, 03/20/19 (d)	2,000,000	1,999,896
Banco Santander S.A. 2.340%, 11/07/18	2,000,000	2,000,164
Bank of Montreal Zero Coupon, 10/31/18	2,993,606	2,994,187
Bank of Montreal (Chicago) 2.371%, 3M LIBOR + 0.030%, 11/06/18 (d)	2,000,000	1,999,996
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (d)	2,500,000	2,499,493
2.500%, 02/01/19	1,000,000	999,986
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (d)	2,000,000	2,000,594

BHFTII-270

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Commonwealth Bank of Australia 2.358%, 1M LIBOR + 0.210%, 09/13/19 (d)	4,000,000	$4,000,000
2.487%, 3M LIBOR + 0.140%, 04/23/19 (d)	2,000,000	2,000,716
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (d)	2,500,000	2,500,187
2.543%, 3M LIBOR + 0.200%, 04/05/19 (d)	1,000,000	1,000,766
Credit Agricole S.A. 2.463%, 1M LIBOR + 0.330%, 10/09/18 (d)	6,000,000	6,000,240
Credit Industriel et Commercial Zero Coupon, 01/25/19	6,342,941	6,373,793
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	4,000,000	4,000,052
2.500%, 11/15/18	2,000,000	1,999,952
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/15/19	1,984,975	1,985,388
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (d)	500,000	499,984
Natixis S.A. New York 2.504%, 1M LIBOR + 0.370%, 02/14/19 (d)	3,000,000	3,002,007
2.533%, 3M LIBOR + 0.190%, 02/01/19 (d)	2,500,000	2,500,202
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	4,999,725
2.381%, 1M LIBOR + 0.250%, 01/11/19 (d)	5,500,000	5,501,815
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (d)	7,000,000	6,999,181
2.551%, 1M LIBOR + 0.420%, 10/11/18 (d)	3,000,000	3,000,150
Sumitomo Mitsui Banking Corp. 2.321%, 1M LIBOR + 0.190%, 04/11/19 (d)	6,000,000	5,999,718
Sumitomo Mitsui Banking Corp., New York 2.290%, 1M LIBOR + 0.180%, 03/05/19 (d)	2,000,000	1,999,766
Sumitomo Mitsui Trust Bank, Ltd (NY) 2.423%, 3M LIBOR + 0.090%, 10/18/18 (d)	4,000,503	3,999,972
Sumitomo Mitsui Trust Bank, Ltd., London 2.528%, 1M LIBOR + 0.310%, 11/26/18 (d)	5,000,000	5,000,000
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (d)	1,500,000	1,500,179
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (d)	2,000,000	2,000,000
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (d)	8,500,000	8,500,969
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (d)	3,500,000	3,501,859

		109,860,826

Commercial Paper—3.1%
Bank of China, Ltd. 2.510%, 11/02/18	1,987,311	1,995,600
2.550%, 10/19/18	3,975,350	3,994,864
2.550%, 12/20/18	2,484,063	2,485,617
ING Funding LLC 2.453%, 1M LIBOR + 0.320%, 02/08/19 (d)	7,000,000	7,003,577
LMA S.A. & LMA Americas 2.470%, 11/13/18	2,963,979	2,991,327
Sheffield Receivables Co. 2.490%, 11/26/18	4,934,638	4,980,795
2.510%, SOFR + 0.350%, 11/28/18 (d)	500,000	500,137

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	994,000	$997,834
Starbird Funding Corp. 2.280%, 11/08/18	1,988,600	1,994,892
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (d)	5,000,000	5,004,615
Westpac Banking Corp. 2.492%, 1M LIBOR + 0.280%, 05/24/19 (d)	5,000,000	5,002,770

		36,952,028

Repurchase Agreements—4.4%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $3,031,517; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $3,162,858.	3,000,000	3,000,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $2,014,278; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $1,053,267; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $2,780,620; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/25/18 - 02/15/43, and an aggregate market value of $2,835,715.	2,780,111	2,780,111
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $700,131; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $714,000.	700,000	700,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $400,075; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $408,000.	400,000	400,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $501,983; collateralized by various Common Stock with an aggregate market value of $555,623.	500,000	500,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 10/26/16 at 2.720%, due on 12/31/18 with a maturity value of $848,114; collateralized by various Common Stock with an aggregate market value of $880,000.	800,000	800,000

BHFTII-271

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $4,156,249; collateralized by various Common Stock with an aggregate market value of $4,400,000.	4,000,000	$4,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $4,001,921; collateralized by various Common Stock with an aggregate market value of $4,400,857.	4,000,000	4,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $713,878; collateralized by various Common Stock with an aggregate market value of $778,859.	700,000	700,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $709,055; collateralized by various Common Stock with an aggregate market value of $778,859.	700,000	700,000
Repurchase Agreement dated 07/18/18 at 2.370%, due on 10/05/18 with a maturity value of $5,026,004; collateralized by various Common Stock with an aggregate market value of $5,563,721.	5,000,000	5,000,000
Repurchase Agreement dated 07/19/18 at 2.370%, due on 10/05/18 with a maturity value of $9,046,215; collateralized by various Common Stock with an aggregate market value of $10,014,697.	9,000,000	9,000,000
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $810,626; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $888,519.	800,000	800,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $911,492; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $999,584.	900,000	900,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $1,012,448; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,110,648.	1,000,000	1,000,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $1,011,999; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,110,648.	1,000,000	1,000,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $2,527,625; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $2,776,621.	2,500,000	2,500,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $7,067,340; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $7,774,539.	7,000,000	$7,000,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $5,229,406; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $5,775,372.	5,200,000	5,200,000

		52,980,111

Time Deposits—0.3%
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	2,000,000	2,000,000
Skandinaviska Enskilda Banken 2.130%, 10/01/18	2,000,000	2,000,000

		4,000,000

Total Securities Lending Reinvestments (Cost $206,773,936)		206,792,965

Total Investments—117.0% (Cost $1,325,218,941)		1,396,979,024
Other assets and liabilities (net)—(17.0)%		(202,538,723)

Net Assets—100.0%		$1,194,440,301

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $200,661,469 and the collateral received consisted of cash in the amount of $206,630,075. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-272

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$85,986,035	$—	$—	$85,986,035
Electrical Equipment	9,459,376	—	—	9,459,376
Energy Equipment & Services	152,654,248	—	—	152,654,248
Food Products	31,585,696	—	—	31,585,696
Independent Power and Renewable Electricity Producers	5,264,903	—	—	5,264,903
Marine	19,166,800	—	—	19,166,800
Metals & Mining	277,120,733	59,186,789	—	336,307,522
Mortgage Real Estate Investment Trusts	6,772,561	—	—	6,772,561
Oil, Gas & Consumable Fuels	475,943,195	—	—	475,943,195
Paper & Forest Products	11,356,263	—	—	11,356,263
Semiconductors & Semiconductor Equipment	10,417,755	—	—	10,417,755
Total Common Stocks	1,085,727,565	59,186,789	—	1,144,914,354
Total Short-Term Investment*	45,271,705	—	—	45,271,705
Total Securities Lending Reinvestments*	—	206,792,965	—	206,792,965
Total Investments	$1,130,999,270	$265,979,754	$—	$1,396,979,024

Collateral for Securities Loaned (Liability)	$—	$(206,630,075)	$—	$(206,630,075)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-273

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—56.7% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—0.7%
Harris Corp. 4.854%, 04/27/35	350,000	$358,792
5.054%, 04/27/45	1,089,000	1,144,144
Northrop Grumman Corp. 2.930%, 01/15/25	13,360,000	12,682,101
3.200%, 02/01/27	3,560,000	3,355,639
Raytheon Co. 3.125%, 10/15/20	30,000	30,054
United Technologies Corp. 4.125%, 11/16/28	4,700,000	4,668,378
4.500%, 06/01/42	290,000	286,661

		22,525,769

Agriculture—0.1%
Altria Group, Inc. 5.375%, 01/31/44	649,000	698,355
Reynolds American, Inc. 4.850%, 09/15/23	2,640,000	2,738,673

		3,437,028

Airlines—0.1%
Air Canada Pass-Through Trust 4.125%, 05/15/25 (144A)	647,935	647,935
American Airlines Pass-Through Trust 5.600%, 07/15/20 (144A)	978,908	996,039
Delta Air Lines Pass-Through Trust 4.950%, 05/23/19	203,704	204,977
Northwest Airlines Pass-Through Trust 7.575%, 03/01/19	1,531	1,546

		1,850,497

Apparel—0.5%
Hanesbrands, Inc. 4.875%, 05/15/26 (144A) (a)	14,688,000	14,045,400
Levi Strauss & Co. 5.000%, 05/01/25	1,295,000	1,291,374

		15,336,774

Auto Manufacturers—0.7%
Allison Transmission, Inc. 4.750%, 10/01/27 (144A) (a)	3,650,000	3,444,688
5.000%, 10/01/24 (144A)	4,790,000	4,766,050
General Motors Co. 6.600%, 04/01/36	5,134,000	5,468,579
Jaguar Land Rover Automotive plc 4.500%, 10/01/27 (144A) (a)	8,860,000	7,263,428
JB Poindexter & Co., Inc. 7.125%, 04/15/26 (144A)	1,765,000	1,831,188

		22,773,933

Auto Parts & Equipment—0.4%
Adient Global Holdings, Ltd. 4.875%, 08/15/26 (144A)	200,000	177,750

Security Description	Principal Amount*	Value

Auto Parts & Equipment—(Continued)
Delphi Technologies plc 5.000%, 10/01/25 (144A)	4,210,000	$3,962,662
IHO Verwaltungs GmbH 4.125%, 4.875% PIK, 09/15/21 (144A) (b)	1,840,000	1,821,600
4.500%, 5.250% PIK, 09/15/23 (144A) (b)	1,050,000	1,017,303
4.750%, 5.500% PIK, 09/15/26 (144A) (a) (b)	3,440,000	3,242,200
ZF North America Capital, Inc. 4.750%, 04/29/25 (144A)	4,153,000	4,151,271

		14,372,786

Banks—9.2%
ABN AMRO Bank NV 4.750%, 07/28/25 (144A)	321,000	321,800
Banco Bilbao Vizcaya Argentaria S.A. 7.000%, 5Y EUR Swap + 6.155%, 02/19/19 (EUR) (c)	8,800,000	10,404,628
Banco Mercantil del Norte S.A. 6.875%, 5Y CMT + 5.035%, 07/06/22 (144A) (a) (c)	800,000	801,208
7.625%, 10Y CMT + 5.353%, 01/10/28 (144A) (a) (c)	800,000	808,000
Banco Santander S.A. 3.800%, 02/23/28	400,000	363,238
3.848%, 04/12/23	9,800,000	9,573,221
Bank of America Corp. 4.000%, 01/22/25	16,110,000	15,891,417
4.250%, 10/22/26	7,628,000	7,537,029
Barclays Bank plc 7.625%, 11/21/22	16,450,000	17,831,800
Barclays plc 4.972%, 3M LIBOR + 1.902%, 05/16/29 (c)	4,990,000	4,924,192
7.750%, 5Y USD Swap + 4.842%, 09/15/23 (a) (c)	3,650,000	3,659,125
BBVA Bancomer S.A. 5.125%, 5Y CMT + 2.650%, 01/18/33 (144A) (c)	16,480,000	14,976,200
BNP Paribas S.A. 4.375%, 05/12/26 (144A)	7,680,000	7,475,246
7.625%, 5Y USD Swap + 6.314%, 03/30/21 (144A) (a) (c)	2,850,000	2,992,500
BPCE S.A. 4.875%, 04/01/26 (144A) (a)	12,000,000	11,975,788
5.150%, 07/21/24 (144A)	420,000	427,060
CIT Group, Inc. 6.125%, 03/09/28 (a)	1,760,000	1,839,200
Citigroup, Inc. 4.050%, 07/30/22	110,000	110,903
4.450%, 09/29/27	11,094,000	10,959,462
Cooperative Rabobank UA 3.750%, 07/21/26	4,210,000	3,974,539
4.375%, 08/04/25	1,470,000	1,455,064
4.625%, 12/01/23	5,870,000	5,958,079
11.000%, 3M LIBOR + 10.868%, 06/30/19 (144A) (c)	415,000	438,033
Credit Agricole S.A. 7.875%, 5Y USD Swap + 4.898%, 01/23/24 (144A) (c)	1,750,000	1,842,015

BHFTII-274

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Credit Agricole S.A.
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (a) (c)	7,050,000	$7,754,803
8.375%, 3M LIBOR + 6.982%, 10/13/19 (144A) (a) (c)	640,000	664,240
Credit Suisse Group AG 7.250%, 5Y USD Swap + 4.332%, 09/12/25 (144A) (a) (c)	650,000	652,438
7.500%, 5Y USD Swap + 4.600%, 07/17/23 (144A) (a) (c)	3,390,000	3,487,463
7.500%, 5Y USD Swap + 4.598%, 12/11/23 (144A) (c)	4,365,000	4,593,901
Goldman Sachs Group, Inc. (The) 3.500%, 11/16/26	2,920,000	2,769,621
4.000%, 03/03/24	1,510,000	1,513,841
4.250%, 10/21/25	8,890,000	8,804,781
5.250%, 07/27/21	1,330,000	1,392,354
6.750%, 10/01/37	2,000,000	2,403,016
HSBC Holdings plc 3.900%, 05/25/26	10,850,000	10,516,551
4.583%, 3M LIBOR + 1.535%, 06/19/29 (c)	2,650,000	2,652,962
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (a) (c)	4,430,000	4,249,477
6.250%, 5Y USD ICE Swap + 3.453%, 03/23/23 (a) (c)	3,770,000	3,755,862
6.500%, 5Y USD ICE Swap + 3.606%, 03/23/28 (c)	3,770,000	3,638,050
Intesa Sanpaolo S.p.A. 3.125%, 07/14/22 (144A)	1,970,000	1,831,851
3.375%, 01/12/23 (144A)	1,900,000	1,758,571
3.875%, 07/14/27 (144A)	8,790,000	7,497,686
5.017%, 06/26/24 (144A)	2,440,000	2,201,269
5.710%, 01/15/26 (144A) (a)	19,740,000	18,000,439
6.500%, 02/24/21 (144A)	1,175,000	1,216,120
JPMorgan Chase & Co. 3.625%, 12/01/27	6,430,000	6,060,531
3.875%, 09/10/24	2,722,000	2,695,168
Lloyds Banking Group plc 4.582%, 12/10/25	3,011,000	2,955,012
4.650%, 03/24/26	3,920,000	3,850,013
7.500%, 5Y USD Swap + 4.760%, 06/27/24 (a) (c)	3,580,000	3,691,875
Macquarie Bank, Ltd. 4.875%, 06/10/25 (144A) (a)	2,100,000	2,094,210
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A) (a)	3,200,000	3,306,407
6.250%, 01/14/21 (144A) (a)	400,000	421,604
Morgan Stanley 4.000%, 07/23/25	1,165,000	1,160,573
4.100%, 05/22/23	1,000,000	1,005,936
4.875%, 11/01/22	250,000	258,965
Royal Bank of Scotland Group plc 4.800%, 04/05/26	400,000	399,371
5.125%, 05/28/24	2,870,000	2,871,516
6.000%, 12/19/23	875,000	911,636
6.100%, 06/10/23	780,000	812,106
8.625%, 5Y USD Swap + 7.598%, 08/15/21 (c)	2,890,000	3,095,913

Security Description	Principal Amount*	Value

Banks—(Continued)
Santander Holdings USA, Inc. 4.500%, 07/17/25	570,000	$562,640
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	10,031,000	9,777,386
7.375%, 5Y GBP Swap + 5.543%, 06/24/22 (GBP) (c)	2,620,000	3,583,093
Santander UK plc 7.950%, 10/26/29 (a)	272,000	323,169
Standard Chartered plc 3.950%, 01/11/23 (144A) (a)	2,425,000	2,373,015
5.700%, 03/26/44 (144A) (a)	600,000	620,477
UBS AG 7.625%, 08/17/22	2,850,000	3,174,900
UBS Group Funding Switzerland AG 4.253%, 03/23/28 (144A) (a)	2,950,000	2,927,572
Wells Fargo & Co. 4.300%, 07/22/27	10,990,000	10,942,467
Wells Fargo Capital X 5.950%, 12/01/86	90,000	96,300

		297,866,898

Beverages—0.2%
Constellation Brands, Inc. 4.750%, 12/01/25 (a)	140,000	143,347
Cott Holdings, Inc. 5.500%, 04/01/25 (144A)	5,530,000	5,398,662

		5,542,009

Biotechnology—0.2%
Celgene Corp. 3.875%, 08/15/25	1,120,000	1,102,800
5.000%, 08/15/45	800,000	793,879
Gilead Sciences, Inc. 2.550%, 09/01/20 (a)	1,675,000	1,658,116
3.500%, 02/01/25	1,795,000	1,762,687
4.600%, 09/01/35	1,800,000	1,853,943

		7,171,425

Building Materials—0.3%
Standard Industries, Inc. 5.375%, 11/15/24 (144A)	8,710,000	8,699,113

Chemicals—0.2%
Monitchem HoldCo 2 S.A. 6.875%, 06/15/22 (EUR) (a)	3,104,000	3,243,799
Olin Corp. 5.000%, 02/01/30 (a)	3,250,000	3,038,750

		6,282,549

Commercial Services—1.4%
Ashtead Capital, Inc. 4.375%, 08/15/27 (144A) (a)	5,320,000	5,054,000
Board of Trustees of The Leland Stanford Junior University (The) 4.750%, 05/01/19	327,000	330,943

BHFTII-275

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Brink’s Co. (The) 4.625%, 10/15/27 (144A)	3,420,000	$3,154,950
Carriage Services, Inc. 6.625%, 06/01/26 (144A)	5,500,000	5,623,750
Ecolab, Inc. 4.350%, 12/08/21	57,000	58,697
FTI Consulting, Inc. 2.000%, 08/15/23 (144A)	4,190,000	4,073,292
Hertz Corp. (The) 5.875%, 10/15/20	4,760,000	4,736,200
Live Nation Entertainment, Inc. 2.500%, 03/15/23 (144A)	6,820,000	7,368,935
Metropolitan Museum of Art (The) 3.400%, 07/01/45	2,025,000	1,848,775
Prime Security Services Borrower LLC / Prime Finance, Inc. 9.250%, 05/15/23 (144A) (a)	3,323,000	3,553,948
UBM plc 5.750%, 11/03/20 (144A)	50,000	50,710
United Rentals North America, Inc. 4.625%, 10/15/25 (a)	760,000	737,200
4.875%, 01/15/28 (a)	4,230,000	3,965,625
5.875%, 09/15/26 (a)	5,000,000	5,131,250

		45,688,275

Computers—0.4%
Dell International LLC / EMC Corp. 3.480%, 06/01/19 (144A)	1,000,000	1,002,542
4.420%, 06/15/21 (144A)	12,010,000	12,187,932

		13,190,474

Diversified Financial Services—2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, 10/30/20	1,060,000	1,080,172
5.000%, 10/01/21	15,056,000	15,485,788
Ally Financial, Inc. 8.000%, 11/01/31	525,000	635,906
ASP AMC Merger Sub, Inc. 8.000%, 05/15/25 (144A)	9,420,000	7,159,200
Carlyle Holdings II Finance LLC 5.625%, 03/30/43 (144A)	3,370,000	3,322,176
International Lease Finance Corp. 8.250%, 12/15/20	2,613,000	2,855,290
8.625%, 01/15/22	2,500,000	2,840,907
Jerrold Finco plc 6.125%, 01/15/24 (144A) (GBP)	1,780,000	2,331,365
KKR Group Finance Co. II LLC 5.500%, 02/01/43 (144A)	130,000	133,984
Lions Gate Capital Holdings LLC 5.875%, 11/01/24 (144A) (a)	3,880,000	3,977,000
Navient Corp. 5.000%, 10/26/20 (a)	5,811,000	5,882,533
Quicken Loans, Inc. 5.250%, 01/15/28 (144A) (a)	1,050,000	975,188
5.750%, 05/01/25 (144A) (a)	15,600,000	15,580,500

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Travelport Corporate Finance plc 6.000%, 03/15/26 (144A) (a)	3,238,000	$3,288,739
Visa, Inc. 3.150%, 12/14/25	850,000	823,837

		66,372,585

Electric—1.2%
Enel S.p.A. 7.750%, 5Y GBP Swap + 5.662%, 09/10/75 (GBP) (c)	2,450,000	3,472,747
Exelon Corp. 3.497%, 06/01/22	4,800,000	4,715,716
FirstEnergy Corp. 3.900%, 07/15/27	6,480,000	6,300,250
4.250%, 03/15/23	1,560,000	1,583,945
7.375%, 11/15/31	3,550,000	4,579,032
NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/25 (144A) (d)	2,524,127	2,767,074
Pacific Gas & Electric Co. 4.000%, 12/01/46	1,390,000	1,206,178
6.050%, 03/01/34	1,180,000	1,328,237
Panoche Energy Center LLC 6.885%, 07/31/29 (144A)	642,184	641,125
Perusahaan Listrik Negara PT 5.500%, 11/22/21 (a)	9,750,000	10,208,250
Southern California Edison Co. 3.900%, 03/15/43	1,217,000	1,125,766

		37,928,320

Energy-Alternate Sources—0.0%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A) (d)	1,303,687	1,392,486

Entertainment—0.8%
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500%, 02/15/23 (144A) (a)	985,000	1,007,162
GLP Capital L.P. / GLP Financing II, Inc. 5.375%, 04/15/26	10,000	10,155
5.750%, 06/01/28 (a)	4,400,000	4,529,184
Scientific Games International, Inc. 10.000%, 12/01/22 (a)	14,360,000	15,215,425
Speedway Motorsports, Inc. 5.125%, 02/01/23	560,000	559,300
Vue International Bidco plc 7.875%, 07/15/20 (GBP)	2,510,000	3,279,714

		24,600,940

Environmental Control—0.0%
Waste Management, Inc. 3.500%, 05/15/24	890,000	877,937
4.600%, 03/01/21	180,000	184,628
7.375%, 05/15/29	190,000	235,047

		1,297,612

BHFTII-276

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—0.3%
Kraft Heinz Foods Co. 3.000%, 06/01/26	340,000	$310,198
3.950%, 07/15/25	60,000	59,103
5.000%, 07/15/35	250,000	246,678
5.000%, 06/04/42	130,000	123,952
5.200%, 07/15/45	390,000	380,789
Lamb Weston Holdings, Inc. 4.625%, 11/01/24 (144A)	3,710,000	3,631,163
4.875%, 11/01/26 (144A)	4,870,000	4,772,600

		9,524,483

Forest Products & Paper—0.1%
Suzano Austria GmbH 5.750%, 07/14/26	4,200,000	4,236,750

Healthcare-Products—0.9%
Becton Dickinson & Co. 3.700%, 06/06/27	8,580,000	8,202,735
DJO Finance LLC / DJO Finance Corp. 8.125%, 06/15/21 (144A)	9,110,000	9,303,587
Immucor, Inc. 11.125%, 02/15/22 (144A) (a)	7,080,000	7,168,500
Medtronic, Inc. 3.150%, 03/15/22	1,393,000	1,383,389
3.500%, 03/15/25	1,730,000	1,716,150

		27,774,361

Healthcare-Services—1.9%
Centene Corp. 5.375%, 06/01/26 (144A) (a)	7,280,000	7,462,000
6.125%, 02/15/24 (a)	4,413,000	4,644,682
Fresenius Medical Care U.S. Finance II, Inc. 4.750%, 10/15/24 (144A)	700,000	720,160
Halfmoon Parent, Inc. 4.800%, 08/15/38 (144A)	8,120,000	8,107,320
HCA, Inc. 5.375%, 02/01/25	6,010,000	6,130,200
5.500%, 06/15/47	12,780,000	12,955,725
5.625%, 09/01/28	9,460,000	9,507,300
Humana, Inc. 4.800%, 03/15/47	800,000	814,641
RegionalCare Hospital Partners Holdings, Inc. 8.250%, 05/01/23 (144A) (a)	4,513,000	4,738,650
Tenet Healthcare Corp. 7.500%, 01/01/22 (144A) (a)	2,490,000	2,598,937
8.125%, 04/01/22	4,255,000	4,483,919

		62,163,534

Holding Companies-Diversified—0.1%
Co-operative Group Holdings, Ltd. 7.500%, 07/08/26 (GBP) (f)	2,410,000	3,705,699

Home Builders—0.5%
Lennar Corp. 4.500%, 04/30/24	4,180,000	4,093,056
4.750%, 11/29/27 (a)	5,730,000	5,515,125

Security Description	Principal Amount*	Value

Home Builders—(Continued)
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.625%, 03/01/24 (144A) (a)	6,000,000	$5,910,000
5.875%, 04/15/23 (144A) (a)	780,000	785,850

		16,304,031

Housewares—0.1%
Newell Brands, Inc. 3.850%, 04/01/23	1,750,000	1,712,563
5.500%, 04/01/46	1,420,000	1,355,804

		3,068,367

Insurance—0.8%
Ambac Assurance Corp. 5.100%, 06/07/20 (144A)	20,207	27,532
Ambac LSNI LLC 7.396%, 3M LIBOR + 5.000%, 02/12/23 (144A) (c)	88,770	89,657
American International Group, Inc. 3.750%, 07/10/25	770,000	749,742
6.250%, 3M LIBOR + 2.056%, 03/15/87 (c)	453,000	455,265
AXA S.A. 8.600%, 12/15/30	1,320,000	1,716,000
Delphi Financial Group, Inc. 7.875%, 01/31/20	2,190,000	2,312,451
Fidelity & Guaranty Life Holdings, Inc. 5.500%, 05/01/25 (144A)	6,120,000	6,066,144
Liberty Mutual Insurance Co. 7.697%, 10/15/97 (144A)	2,600,000	3,406,151
Massachusetts Mutual Life Insurance Co. 4.900%, 04/01/77 (144A)	6,285,000	6,189,869
Prudential Financial, Inc. 5.625%, 3M LIBOR + 3.920%, 06/15/43 (c)	550,000	573,375
5.875%, 3M LIBOR + 4.175%, 09/15/42 (c)	1,200,000	1,269,000
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 (144A)	1,771,000	1,883,635
6.850%, 12/16/39 (144A)	216,000	283,102

		25,021,923

Internet—0.7%
Cogent Communications Group, Inc. 5.375%, 03/01/22 (144A) (a)	5,195,000	5,272,925
Match Group, Inc. 5.000%, 12/15/27 (144A) (a)	920,000	915,492
6.375%, 06/01/24	4,725,000	4,984,261
Palo Alto Networks, Inc. 0.750%, 07/01/23 (144A) (a)	1,560,000	1,630,504
Priceline Group, Inc. 3.650%, 03/15/25 (a)	1,625,000	1,595,995
Tencent Holdings, Ltd. 3.595%, 01/19/28 (144A)	8,110,000	7,672,887

		22,072,064

BHFTII-277

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Investment Company Security—0.1%
MAI Holdings, Inc. 9.500%, 06/01/23	2,550,000	$2,655,188

Iron/Steel—0.4%
Vale Overseas, Ltd. 6.250%, 08/10/26	3,990,000	4,372,641
6.875%, 11/10/39 (a)	7,980,000	9,348,570

		13,721,211

Leisure Time—0.8%
NCL Corp., Ltd. 4.750%, 12/15/21 (144A) (a)	4,262,000	4,299,292
Silversea Cruise Finance, Ltd. 7.250%, 02/01/25 (144A)	5,285,000	5,749,287
Viking Cruises, Ltd. 5.875%, 09/15/27 (144A)	11,372,000	11,096,798
VOC Escrow, Ltd. 5.000%, 02/15/28 (144A) (a)	6,000,000	5,766,240

		26,911,617

Lodging—0.8%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 04/01/25 (a)	1,250,000	1,227,500
4.875%, 04/01/27 (a)	11,970,000	11,799,188
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 10.250%, 11/15/22 (144A) (a)	4,700,000	5,170,940
MGM Resorts International 6.625%, 12/15/21 (a)	130,000	137,735
Sands China, Ltd. 5.125%, 08/08/25 (144A) (a)	6,800,000	6,783,472

		25,118,835

Machinery-Construction & Mining—0.5%
BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.250%, 03/15/24 (144A) (a)	15,520,000	16,286,300

Machinery-Diversified—0.1%
Cleaver-Brooks, Inc. 7.875%, 03/01/23 (144A)	4,350,000	4,447,875

Media—4.2%
Altice France S.A. 7.375%, 05/01/26 (144A)	16,085,000	16,101,889
8.125%, 02/01/27 (144A)	5,930,000	6,093,075
Altice Luxembourg S.A. 7.750%, 05/15/22 (144A) (a)	7,490,000	7,289,642
American Media, Inc. 5.500%, 09/01/21 (144A) (d)	5,350,000	5,303,188
CCO Holdings LLC / CCO Holdings Capital Corp. 5.000%, 02/01/28 (144A) (a)	3,960,000	3,722,004
5.125%, 05/01/27 (144A)	5,260,000	4,987,059
5.375%, 05/01/25 (144A) (a)	880,000	873,400

Security Description	Principal Amount*	Value

Media—(Continued)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.200%, 03/15/28	8,160,000	$7,801,414
4.908%, 07/23/25	9,064,000	9,199,546
5.375%, 04/01/38	2,050,000	1,984,287
CSC Holdings LLC 6.625%, 10/15/25 (144A) (a)	2,680,000	2,824,050
10.125%, 01/15/23 (144A) (a)	1,125,000	1,230,750
10.875%, 10/15/25 (144A)	5,667,000	6,580,804
DISH DBS Corp. 5.000%, 03/15/23 (a)	3,247,000	2,946,425
7.750%, 07/01/26 (a)	13,290,000	12,592,275
EW Scripps Co. (The) 5.125%, 05/15/25 (144A) (a)	5,810,000	5,584,863
Meredith Corp. 6.875%, 02/01/26 (144A) (a)	3,620,000	3,710,500
Time Warner Cable LLC 5.875%, 11/15/40	1,942,000	1,957,849
Univision Communications, Inc. 5.125%, 05/15/23 (144A) (a)	2,540,000	2,432,050
5.125%, 02/15/25 (144A) (a)	7,890,000	7,377,150
UPC Holding B.V. 5.500%, 01/15/28 (144A)	6,110,000	5,797,473
UPCB Finance IV, Ltd. 5.375%, 01/15/25 (144A)	2,296,000	2,293,153
Urban One, Inc. 7.375%, 04/15/22 (144A) (a)	9,430,000	9,335,700
Virgin Media Secured Finance plc 5.500%, 01/15/25 (GBP)	2,619,000	3,498,946
5.500%, 08/15/26 (144A)	5,985,000	5,925,150

		137,442,642

Mining—3.1%
Alcoa Nederland Holding B.V. 6.125%, 05/15/28 (144A)	12,052,000	12,383,430
Anglo American Capital plc 4.000%, 09/11/27 (144A)	3,540,000	3,261,137
Barrick Gold Corp. 5.250%, 04/01/42	2,520,000	2,624,313
Barrick North America Finance LLC 5.750%, 05/01/43	11,289,000	12,514,953
BHP Billiton Finance USA, Ltd. 2.875%, 02/24/22	79,000	77,721
6.250%, 5Y USD Swap + 4.971%, 10/19/75 (144A) (a) (c)	2,392,000	2,493,660
6.750%, 5Y USD Swap + 5.093%, 10/19/75 (144A) (c)	8,191,000	8,979,384
First Quantum Minerals, Ltd. 7.000%, 02/15/21 (144A) (a)	10,540,000	10,421,425
7.250%, 04/01/23 (144A) (a)	3,360,000	3,200,400
7.500%, 04/01/25 (144A)	1,730,000	1,641,338
Freeport-McMoRan, Inc. 5.400%, 11/14/34 (a)	860,000	808,400
5.450%, 03/15/43	16,860,000	15,300,450

BHFTII-278

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Glencore Finance Canada, Ltd. 4.250%, 10/25/22 (144A)	788,000	$793,540
5.550%, 10/25/42 (144A)	1,000,000	986,510
Glencore Funding LLC 4.000%, 04/16/25 (144A) (a)	6,580,000	6,319,827
HudBay Minerals, Inc. 7.250%, 01/15/23 (144A) (a)	2,280,000	2,342,951
7.625%, 01/15/25 (144A) (a)	2,460,000	2,539,950
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/18 (144A) (d) (g)	932,290	93
Mirabela Nickel, Ltd. 9.500%, 06/24/19 (144A) (g) (h) (i)	36,414	0
Northwest Acquisitions ULC / Dominion Finco, Inc. 7.125%, 11/01/22 (144A) (a)	5,740,000	5,869,150
Teck Resources, Ltd. 5.200%, 03/01/42 (a)	740,000	682,650
Yamana Gold, Inc. 4.950%, 07/15/24	9,130,000	9,000,354

		102,241,636

Miscellaneous Manufacturing—0.4%
General Electric Co. 6.875%, 01/10/39	9,598,000	11,973,021

Oil & Gas—6.1%
Anadarko Finance Co. 7.500%, 05/01/31	80,000	98,083
Anadarko Petroleum Corp. 4.500%, 07/15/44	800,000	731,634
5.550%, 03/15/26	2,250,000	2,390,641
6.450%, 09/15/36	220,000	250,750
Apache Corp. 3.250%, 04/15/22 (a)	452,000	444,885
4.250%, 01/15/44	260,000	231,514
4.750%, 04/15/43	7,000,000	6,604,216
Berry Petroleum Co. LLC 7.000%, 02/15/26 (144A)	4,030,000	4,171,050
BP Capital Markets plc 3.119%, 05/04/26	3,580,000	3,412,322
Cenovus Energy, Inc. 5.250%, 06/15/37	410,000	406,009
Centennial Resource Production LLC 5.375%, 01/15/26 (144A)	3,160,000	3,144,200
Chesapeake Energy Corp. 8.000%, 12/15/22 (144A) (a)	5,633,000	5,900,568
8.000%, 01/15/25 (a)	730,000	753,360
8.000%, 06/15/27	5,960,000	6,076,220
ConocoPhillips Holding Co. 6.950%, 04/15/29	375,000	468,008
Covey Park Energy LLC / Covey Park Finance Corp. 7.500%, 05/15/25 (144A)	12,790,000	12,965,862
Devon Energy Corp. 3.250%, 05/15/22	2,035,000	1,997,579
5.600%, 07/15/41	110,000	116,507
5.850%, 12/15/25	970,000	1,056,654

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Diamondback Energy, Inc. 4.750%, 11/01/24	9,328,000	$9,339,660
5.375%, 05/31/25 (a)	4,670,000	4,775,075
Endeavor Energy Resources L.P. / EER Finance, Inc. 5.500%, 01/30/26 (144A)	1,350,000	1,350,000
5.750%, 01/30/28 (144A) (a)	2,180,000	2,180,000
Ensco plc 7.750%, 02/01/26 (a)	1,600,000	1,588,000
EOG Resources, Inc. 4.150%, 01/15/26 (a)	1,665,000	1,702,112
EP Energy LLC / Everest Acquisition Finance, Inc. 6.375%, 06/15/23	3,370,000	2,241,050
8.000%, 02/15/25 (144A) (a)	2,660,000	2,034,900
9.375%, 05/01/24 (144A) (a)	5,280,000	4,356,000
Extraction Oil & Gas, Inc. 5.625%, 02/01/26 (144A) (a)	4,170,000	3,690,450
7.375%, 05/15/24 (144A)	5,030,000	4,967,125
Gazprom OAO Via Gaz Capital S.A. 4.950%, 03/23/27 (144A)	10,470,000	10,015,602
KazMunayGas National Co. JSC 5.375%, 04/24/30 (144A)	300,000	304,830
6.375%, 10/24/48 (144A)	1,060,000	1,111,537
Kerr-McGee Corp. 6.950%, 07/01/24	290,000	326,492
7.875%, 09/15/31	285,000	354,766
MEG Energy Corp. 6.375%, 01/30/23 (144A) (a)	5,000,000	4,550,000
6.500%, 01/15/25 (144A) (a)	2,870,000	2,841,300
7.000%, 03/31/24 (144A) (a)	8,029,000	7,306,390
Noble Energy, Inc. 3.850%, 01/15/28 (a)	1,910,000	1,803,285
6.000%, 03/01/41	10,200,000	10,900,567
Occidental Petroleum Corp. 3.125%, 02/15/22	110,000	108,945
3.500%, 06/15/25	1,850,000	1,834,879
4.625%, 06/15/45	230,000	238,588
Petrobras Global Finance B.V. 5.750%, 02/01/29	9,670,000	8,642,562
6.850%, 06/05/15 (a)	17,700,000	15,133,500
QEP Resources, Inc. 5.250%, 05/01/23 (a)	2,650,000	2,580,438
5.625%, 03/01/26 (a)	5,060,000	4,838,625
6.875%, 03/01/21	1,050,000	1,102,500
Range Resources Corp. 4.875%, 05/15/25 (a)	1,945,000	1,840,456
5.000%, 03/15/23 (a)	3,249,000	3,192,143
5.875%, 07/01/22	850,000	864,875
Shelf Drilling Holdings, Ltd. 8.250%, 02/15/25 (144A)	6,190,000	6,375,700
Shell International Finance B.V. 2.875%, 05/10/26	2,840,000	2,695,792
3.250%, 05/11/25	1,773,000	1,738,720
4.000%, 05/10/46	360,000	351,708
WPX Energy, Inc. 5.750%, 06/01/26 (a)	4,521,000	4,577,513
8.250%, 08/01/23 (a)	5,720,000	6,492,200

BHFTII-279

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
YPF S.A. 8.500%, 03/23/21	8,000,000	$8,060,000

		199,628,347

Oil & Gas Services—0.1%
KCA Deutag UK Finance plc 9.875%, 04/01/22 (144A)	3,750,000	3,731,250

Packaging & Containers—0.7%
ARD Securities Finance SARL 8.750%, 8.750% PIK, 01/31/23 (144A) (a) (b)	2,656,063	2,656,063
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.625%, 05/15/23 (144A)	660,000	654,225
6.000%, 02/15/25 (144A) (a)	5,200,000	5,106,400
7.250%, 05/15/24 (144A)	4,860,000	5,084,775
Pactiv LLC 8.375%, 04/15/27	7,435,000	8,029,800
WestRock RKT Co. 4.000%, 03/01/23 (a)	140,000	140,150

		21,671,413

Pharmaceuticals—3.7%
Allergan Funding SCS 3.450%, 03/15/22	450,000	447,139
4.550%, 03/15/35	3,400,000	3,301,349
4.750%, 03/15/45 (a)	2,645,000	2,567,656
Bausch Health Cos., Inc. 5.500%, 11/01/25 (144A) (a)	5,070,000	5,061,128
5.625%, 12/01/21 (144A)	2,740,000	2,729,725
7.500%, 07/15/21 (144A)	2,905,000	2,959,469
9.250%, 04/01/26 (144A)	11,675,000	12,594,406
BioScrip, Inc. Zero Coupon, 08/15/20 (c) (e) (i)	17,830,000	18,631,520
8.875%, 02/15/21 (a)	4,952,000	4,692,020
CVS Health Corp. 3.875%, 07/20/25	496,000	488,494
4.100%, 03/25/25	38,960,000	38,838,971
4.780%, 03/25/38	17,110,000	16,976,752
5.125%, 07/20/45	1,440,000	1,478,548
Jazz Investments I, Ltd. 1.500%, 08/15/24 (a)	5,790,000	5,880,839
Mead Johnson Nutrition Co. 4.125%, 11/15/25	1,653,000	1,672,665
Teva Pharmaceutical Finance Co. B.V. 2.950%, 12/18/22 (a)	1,360,000	1,262,718
Teva Pharmaceutical Finance Netherlands III B.V. 2.200%, 07/21/21	1,570,000	1,475,219
2.800%, 07/21/23	780,000	694,413

		121,753,031

Pipelines—4.0%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 5.500%, 10/15/19	600,000	611,262
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/22 (144A) (a)	1,825,000	1,872,906
6.625%, 07/15/26 (144A) (a)	2,910,000	2,964,562

Security Description	Principal Amount*	Value

Pipelines—(Continued)
DCP Midstream Operating L.P. 4.950%, 04/01/22 (a)	1,620,000	$1,644,300
6.750%, 09/15/37 (144A)	3,480,000	3,723,600
El Paso Natural Gas Co. LLC 7.500%, 11/15/26 (a)	4,250,000	5,057,595
8.375%, 06/15/32	190,000	239,768
Energy Transfer Equity L.P. 5.500%, 06/01/27 (a)	1,376,000	1,428,013
5.875%, 01/15/24 (a)	1,638,000	1,723,995
Enterprise Products Operating LLC 3.700%, 02/15/26 (a)	1,072,000	1,055,199
3.750%, 02/15/25	2,100,000	2,095,794
3.900%, 02/15/24	225,000	226,968
5.375%, 3M LIBOR + 2.570%, 02/15/78 (c)	13,090,000	12,103,393
Genesis Energy L.P. / Genesis Energy Finance Corp. 5.625%, 06/15/24	1,060,000	1,001,700
6.000%, 05/15/23 (a)	6,046,000	5,962,867
IFM U.S. Colonial Pipeline 2 LLC 6.450%, 05/01/21 (144A)	2,500,000	2,633,394
Kinder Morgan, Inc. 4.300%, 06/01/25	1,240,000	1,249,880
7.800%, 08/01/31	67,000	83,349
MPLX L.P. 4.875%, 12/01/24	4,500,000	4,673,512
NGPL PipeCo LLC 7.768%, 12/15/37 (144A)	5,300,000	6,492,500
Northwest Pipeline LLC 4.000%, 04/01/27	14,460,000	13,988,909
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.875%, 03/01/22 (a)	780,000	825,267
Rockies Express Pipeline LLC 6.875%, 04/15/40 (144A)	4,875,000	5,557,500
7.500%, 07/15/38 (144A)	4,485,000	5,337,150
Southern Natural Gas Co. LLC 8.000%, 03/01/32	25,000	32,068
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.125%, 02/01/25	4,791,000	4,814,955
5.375%, 02/01/27	2,770,000	2,770,000
Williams Cos., Inc. (The) 8.750%, 03/15/32	28,712,000	38,318,096

		128,488,502

Real Estate—0.1%
Hunt Cos., Inc. 6.250%, 02/15/26 (144A)	5,160,000	4,811,700

Real Estate Investment Trusts—0.6%
CoreCivic, Inc. 5.000%, 10/15/22 (a)	5,400,000	5,332,500
CTR Partnership L.P. / CareTrust Capital Corp. 5.250%, 06/01/25	6,560,000	6,396,000
MPT Operating Partnership L.P. / MPT Finance Corp. 5.000%, 10/15/27	7,770,000	7,513,357

		19,241,857

BHFTII-280

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—0.9%
1011778 BC ULC / New Red Finance, Inc. 5.000%, 10/15/25 (144A)	3,770,000	$3,609,813
AutoZone, Inc. 2.500%, 04/15/21	800,000	779,206
Golden Nugget, Inc. 8.750%, 10/01/25 (144A) (a)	9,210,000	9,654,659
L Brands, Inc. 5.250%, 02/01/28 (a)	8,932,000	7,684,199
6.875%, 11/01/35	1,422,000	1,201,590
McDonald’s Corp. 2.750%, 12/09/20 (a)	441,000	438,398
3.700%, 01/30/26	1,047,000	1,036,857
Tendam Brands S.A.U. 5.000%, 09/15/24 (144A) (EUR)	1,350,000	1,485,129
5.250%, 3M EURIBOR + 5.250%, 09/15/24 (144A) (EUR) (c)	3,750,000	4,179,782

		30,069,633

Savings & Loans—0.3%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (c)	9,910,000	9,854,968

Semiconductors—0.1%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.125%, 01/15/25	280,000	260,026
3.875%, 01/15/27	750,000	707,333
Cree, Inc. 0.875%, 09/01/23 (144A)	1,440,000	1,321,147

		2,288,506

Software—0.6%
First Data Corp. 7.000%, 12/01/23 (144A)	4,515,000	4,701,244
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. 6.000%, 07/15/25 (144A)	3,930,000	4,033,162
Microsoft Corp. 3.300%, 02/06/27	9,800,000	9,621,502
Splunk, Inc. 0.500%, 09/15/23 (144A)	1,700,000	1,754,815

		20,110,723

Telecommunications—3.4%
AT&T, Inc. 4.450%, 04/01/24	3,330,000	3,387,614
British Telecommunications plc 9.625%, 12/15/30	4,915,000	6,981,140
CommScope Technologies LLC 5.000%, 03/15/27 (144A) (a)	2,510,000	2,415,875
CommScope, Inc. 5.500%, 06/15/24 (144A)	2,200,000	2,216,500
Deutsche Telekom International Finance B.V. 2.485%, 09/19/23 (144A) (a)	10,717,000	10,107,207
Finisar Corp. 0.500%, 12/15/36	870,000	796,957

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Intelsat Jackson Holdings S.A. 5.500%, 08/01/23	5,400,000	$4,978,800
Sprint Capital Corp. 8.750%, 03/15/32 (a)	9,850,000	11,078,196
Sprint Communications, Inc. 11.500%, 11/15/21 (a)	1,313,000	1,539,493
Sprint Corp. 7.125%, 06/15/24 (a)	3,510,000	3,646,013
7.250%, 09/15/21 (a)	1,390,000	1,468,188
7.625%, 03/01/26 (a)	2,330,000	2,465,723
7.875%, 09/15/23 (a)	5,700,000	6,140,952
T-Mobile USA, Inc. 4.750%, 02/01/28	4,590,000	4,320,338
6.500%, 01/15/24	803,000	834,116
Telecom Italia Capital S.A. 7.200%, 07/18/36	3,760,000	3,872,800
Telecom Italia S.p.A. 5.303%, 05/30/24 (144A) (a)	12,240,000	11,888,100
Telefonica Emisiones S.A.U. 4.103%, 03/08/27 (a)	5,600,000	5,379,892
Verizon Communications, Inc. 2.625%, 08/15/26	820,000	743,098
3.850%, 11/01/42	5,210,000	4,499,580
4.522%, 09/15/48	1,200,000	1,141,843
5.250%, 03/16/37	660,000	702,836
Vodafone Group plc 4.375%, 05/30/28	8,080,000	7,956,308
5.250%, 05/30/48	1,680,000	1,684,150
Windstream Services LLC / Windstream Finance Corp. 10.500%, 06/30/24 (144A)	12,215,000	10,382,750

		110,628,469

Transportation—1.2%
Navios Maritime Acquisition Corp. / Navios Acquisition Finance U.S., Inc. 8.125%, 11/15/21 (144A)	4,670,000	3,857,420
Neovia Logistics Services LLC / SPL Logistics Finance Corp. 8.875%, 08/01/20 (144A) (a)	8,000,000	7,240,000
Union Pacific Corp. 4.500%, 09/10/48	6,530,000	6,635,001
XPO CNW, Inc. 6.700%, 05/01/34	20,323,000	20,678,653

		38,411,074

Trucking & Leasing—0.6%
DAE Funding LLC 4.500%, 08/01/22 (144A)	4,041,000	3,939,975
5.000%, 08/01/24 (144A)	6,120,000	5,989,950
Park Aerospace Holdings, Ltd. 4.500%, 03/15/23 (144A)	3,800,000	3,709,750
5.250%, 08/15/22 (144A)	5,120,000	5,171,200

		18,810,875

BHFTII-281

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Water—0.1%
Anglian Water Osprey Financing plc 5.000%, 04/30/23 (GBP)	2,650,000	$3,543,815

Total Corporate Bonds & Notes (Cost $1,850,832,567)		1,844,043,173

Mortgage-Backed Securities—9.1%

Asset-Backed - Other—0.2%
Oaktree CLO, Ltd. 7.548%, 3M LIBOR + 5.200%, 10/20/27 (144A) (c)	5,500,000	5,470,283

Collateralized Mortgage Obligations—5.0%
Banc of America Funding Corp. 2.195%, 02/27/37 (144A) (c)	15,867,613	12,469,624
Banc of America Funding Trust 2.335%, 1M LIBOR + 0.170%, 05/20/36 (c)	33,934	33,817
2.605%, 03/27/36 (144A) (c)	6,028,931	5,065,294
2.670%, 1M LIBOR + 0.165%, 09/29/36 (144A) (c)	40,277,001	29,193,943
11.420%, 01/27/30 (144A) (c)	14,959,099	7,176,359
Banc of America Mortgage Trust 4.373%, 09/25/35 (c)	66,861	64,817
BCAP LLC Trust 2.275%, 10/28/36 (144A) (c)	1,688,616	1,652,674
3.962%, 05/26/47 (144A) (c)	8,179,249	7,960,299
Bear Stearns Asset-Backed Securities Trust 24.636%, -1x 1M LIBOR + 33.583%, 07/25/36 (c)	434,591	608,785
Countrywide Alternative Loan Trust 2.395%, 1M LIBOR + 0.230%, 07/20/35 (c)	1,208,018	1,194,642
2.856%, 1M LIBOR + 0.640%, 07/25/35 (c)	955,447	940,005
5.750%, 01/25/37	2,360,592	2,061,206
6.000%, 01/25/37	2,471,420	2,242,214
12.065%, -1x 1M LIBOR + 16.940%, 06/25/35 (c)	1,625,216	1,756,486
16.153%, -1x 1M LIBOR + 22.800%, 02/25/36 (c)	1,482,659	1,424,888
19.737%, -1x 1M LIBOR + 28.600%, 07/25/36 (c)	2,652,272	3,528,039
25.705%, -1x 1M LIBOR + 39.000%, 08/25/37 (c)	1,270,983	1,826,678
Countrywide Alternative Loan Trust Resecuritization 6.000%, 08/25/37 (c)	3,180,247	2,301,933
Countrywide Home Loan Reperforming Loan REMIC Trust 4.130%, 03/25/35 (144A) (c) (d) (j)	5,680,684	337,433
Credit Suisse Mortgage Trust 2.265%, 1M LIBOR + 0.200%, 06/27/46 (144A) (c)	1,274,776	1,265,988
18.338%, -1x 1M LIBOR + 30.525%, 02/25/36 (c)	1,290,494	1,503,206
Flagstar Mortgage Trust 3.500%, 04/25/48 (144A) (c)	13,190,600	12,814,259
GreenPoint MTA Trust 2.656%, 1M LIBOR + 0.440%, 06/25/45 (c)	1,335,708	1,287,521
GSMPS Mortgage Loan Trust 2.616%, 1M LIBOR + 0.400%, 04/25/36 (144A) (c)	750,099	634,559
HarborView Mortgage Loan Trust 3.216%, 1M LIBOR + 1.000%, 10/25/37 (c)	1,373,292	1,379,890
IndyMac INDX Mortgage Loan Trust 2.936%, 1M LIBOR + 0.720%, 01/25/35 (c)	975,227	862,995
JPMorgan Mortgage Trust 2.500%, 03/25/43 (144A) (c)	10,014	9,575
3.500%, 10/25/48 (144A) (c)	9,429,562	9,223,896
6.500%, 01/25/36	99,649	82,032

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
JPMorgan Resecuritization Trust 2.275%, 1M LIBOR + 0.210%, 07/27/46 (144A) (c)	2,306,817	$2,293,494
Lehman XS Trust 2.376%, 1M LIBOR + 0.160%, 03/25/47 (c)	1,639,362	1,620,819
2.416%, 1M LIBOR + 0.200%, 08/25/46 (c)	2,253,167	2,154,592
MASTR Adjustable Rate Mortgages Trust 4.100%, 11/25/35 (144A) (c)	48,894	39,850
MASTR Seasoned Securitization Trust 3.811%, 10/25/32 (c)	130,858	133,084
Merrill Lynch Mortgage Investors Trust 4.288%, 05/25/34 (c)	42,621	42,283
4.360%, 08/25/33 (c)	622,168	583,163
Morgan Stanley Mortgage Loan Trust 2.536%, 1M LIBOR + 0.320%, 01/25/35 (c)	665,375	653,782
New Residential Mortgage Loan Trust 4.250%, 09/25/56 (144A) (c)	7,706,134	7,577,315
Nomura Resecuritization Trust 2.325%, 1M LIBOR + 0.260%, 02/26/46 (144A) (c)	4,868,000	4,683,085
NovaStar Mortgage Funding Trust 2.406%, 1M LIBOR + 0.190%, 09/25/46 (c)	737,940	679,586
Prime Mortgage Trust 5.500%, 05/25/35 (144A)	383,160	359,184
6.000%, 05/25/35 (144A)	2,295,273	1,869,087
RBSGC Mortgage Loan Trust 2.666%, 1M LIBOR + 0.450%, 01/25/37 (c)	642,650	438,547
Residential Accredit Loans, Inc. Trust 3.177%, 11/25/37 (c)	3,812,774	3,375,062
Residential Asset Securitization Trust 5.750%, 02/25/36	1,879,788	1,866,973
Sequoia Mortgage Trust 3.179%, 6M LIBOR + 0.680%, 06/20/33 (c)	118,107	117,754
3.714%, 07/25/45 (144A) (c)	10,127	9,884
Structured Adjustable Rate Mortgage Loan Trust 3.604%, 1M LIBOR + 1.500%, 09/25/37 (c)	3,978,005	3,932,455
4.160%, 01/25/35 (c)	428,205	422,198
4.421%, 09/25/35 (c)	657,830	528,321
Structured Asset Mortgage Investments Trust 2.426%, 1M LIBOR + 0.210%, 05/25/46 (c)	203,497	174,426
2.496%, 1M LIBOR + 0.280%, 02/25/36 (c)	3,751,433	3,549,624
Structured Asset Securities Corp. Trust 2.566%, 1M LIBOR + 0.350%, 03/25/35 (c)	1,433,927	1,196,617
WaMu Mortgage Pass-Through Certificates Trust 2.268%, COFI + 1.250%, 03/25/47 (c)	1,799,755	1,712,385
2.486%, 1M LIBOR + 0.270%, 12/25/45 (c)	459,797	464,313
2.696%, 1M LIBOR + 0.480%, 12/25/45 (c)	13,657,639	8,517,231
3.580%, 09/25/36 (c)	683,792	615,451
4.200%, 10/25/34 (c)	583,361	584,905
4.210%, 08/25/33 (c)	1,292,392	1,274,822
4.464%, -1x 1M LIBOR + 6.680%, 04/25/37 (c) (e) (j)	11,220,114	2,393,404
Wells Fargo Mortgage-Backed Securities Trust 4.108%, 06/25/35 (c)	40,804	41,865
4.477%, 10/25/35 (c)	36,027	36,375

		164,844,993

BHFTII-282

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—3.9%
BAMLL Re-REMIC Trust 5.977%, 08/10/45 (144A) (c)	11,727,532	$8,639,673
Banc of America Commercial Mortgage Trust 5.731%, 04/10/49 (c)	1,634,595	979,908
Bayview Commercial Asset Trust Zero Coupon, 07/25/37 (144A) (d) (j)	2,892,480	0
Bear Stearns Commercial Mortgage Securities Trust 6.581%, 06/11/50 (c)	613,335	612,846
BX Trust 7.658%, 1M LIBOR + 5.500%, 10/15/32 (144A) (c)	26,480,000	26,612,371
Citigroup Commercial Mortgage Trust 3.208%, 07/10/47 (144A) (c)	4,398,000	3,076,335
Commercial Mortgage Trust 3.000%, 12/10/47 (144A)	2,230,000	1,537,168
4.425%, 03/10/46 (144A) (c)	2,710,000	1,025,207
4.696%, 08/10/48 (144A) (c)	1,640,000	1,156,598
Credit Suisse Commercial Mortgage Trust 5.373%, 12/15/39	722,375	520,110
5.869%, 09/15/40 (c)	4,130,067	4,000,795
6.600%, 06/15/38 (c)	587,509	306,137
9.778%, 1M LIBOR + 7.620%, 07/15/32 (144A) (c)	26,600,000	26,554,708
Credit Suisse Mortgage Capital LLC 4.373%, 09/15/37 (144A)	7,620,000	6,822,595
DBUBS Mortgage Trust 3.750%, 08/10/44 (144A)	5,180,000	3,211,393
GE Business Loan Trust 2.578%, 1M LIBOR + 0.420%, 05/15/34 (144A) (c)	430,752	401,952
GE Commercial Mortgage Corp. Trust 5.677%, 12/10/49 (c)	220,000	69,038
GMAC Commercial Mortgage Securities, Inc. 5.349%, 11/10/45 (c)	1,038,525	958,908
GS Mortgage Securities Trust 5.622%, 11/10/39	1,879,517	1,609,242
JPMorgan Chase Commercial Mortgage Securities Trust 5.386%, 05/15/47 (c)	2,280,000	952,836
5.411%, 05/15/47	1,750,000	1,236,619
5.502%, 06/12/47 (c)	5,220,000	4,280,765
5.503%, 01/15/49 (c)	7,780,000	1,259,582
6.100%, 02/15/51 (c)	214,184	214,937
Lone Star Portfolio Trust 9.308%, 1M LIBOR + 6.900%, 09/15/28 (144A) (c)	5,545,947	5,573,672
9.350%, 1M LIBOR + 7.218%, 09/15/20 (144A) (c)	3,364,797	3,409,107
ML-CFC Commercial Mortgage Trust 5.450%, 08/12/48 (c)	535,402	417,614
5.450%, 08/12/48 (144A) (c)	61,259	47,782
6.193%, 09/12/49 (c)	1,739,748	1,334,726
6.222%, 09/12/49 (c)	1,498,685	1,149,769
Morgan Stanley Bank of America Merrill Lynch Trust 4.679%, 10/15/48 (144A) (c)	2,345,000	1,881,875
Morgan Stanley Capital Trust 5.399%, 12/15/43	1,151,645	874,390
Multifamily Trust 10.026%, 04/25/46 (144A) (c)	10,919,687	11,511,807
UBS-Barclays Commercial Mortgage Trust 5.000%, 05/10/63 (144A) (c)	4,530,000	2,730,134

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Waterfall Commercial Mortgage Trust 4.104%, 09/14/22 (144A) (c)	1,565,290	$1,551,207

		126,521,806

Total Mortgage-Backed Securities (Cost $289,410,613)		296,837,082

Floating Rate Loans (k)—8.4%

Auto Components—0.2%
American Axle & Manufacturing, Inc. Term Loan B, 4.462%, 1M LIBOR + 2.250%, 04/06/24	8,264,051	8,276,959

Building Materials—0.3%
Quikrete Holdings, Inc. 1st Lien Term Loan, 4.992%, 1M LIBOR + 2.750%, 11/15/23	8,528,173	8,553,229

Commercial Services—0.9%
Albany Molecular Research, Inc. 1st Lien Term Loan, 5.492%, 1M LIBOR + 3.250%, 08/30/24	7,147,800	7,167,900
Jaguar Holding Co. II Term Loan, 4.742%, 1M LIBOR + 2.500%, 08/18/22	6,215,087	6,226,740
Parexel International Corp. Term Loan B, 4.992%, 1M LIBOR + 2.750%, 09/27/24	6,514,200	6,483,661
Prime Security Services Borrower LLC 1st Lien Term Loan, 4.992%, 1M LIBOR + 2.750%, 05/02/22	8,165,909	8,214,676

		28,092,977

Distributors—0.3%
American Builders & Contractors Supply Co., Inc. Term Loan B, 4.242%, 1M LIBOR + 2.000%, 10/31/23	8,530,548	8,518,912

Entertainment—0.3%
Lions Gate Capital Holdings LLC Term Loan B, 4.492%, 1M LIBOR + 2.250%, 03/24/25	3,684,760	3,698,577
Scientific Games International, Inc. Term Loan B5, 5.034%, 3M LIBOR + 2.750%, 08/14/24	5,559,886	5,557,712

		9,256,289

Food—0.3%
Albertson’s LLC Term Loan B6, 5.311%, 3M LIBOR + 3.000%, 06/22/23	6,818,386	6,827,762
Post Holdings, Inc. Incremental Term Loan, 4.220%, 1M LIBOR + 2.000%, 05/24/24	3,026,717	3,030,879

		9,858,641

BHFTII-283

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (k)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—0.4%
MPH Acquisition Holdings LLC Term Loan B, 5.136%, 3M LIBOR + 2.750%, 06/07/23	7,266,220	$7,288,360
RadNet, Inc. Term Loan, 6.090%, 3M LIBOR + 2.750%, 06/30/23	5,002,597	5,044,809

		12,333,169

Hotels, Restaurants & Leisure—0.2%
CEC Entertainment, Inc. Term Loan B, 5.492%, 1M LIBOR + 3.250%, 02/14/21	8,671,483	8,405,147

Insurance—0.2%
UFC Holdings LLC 1st Lien Term Loan, 5.500%, 1M LIBOR + 3.250%, 08/18/23	8,341,425	8,398,772

Internet—0.2%
Ancestry.com Operations, Inc. 1st Lien Term Loan, 5.500%, 1M LIBOR + 3.250%, 10/19/23	5,899,100	5,924,142

Leisure Time—0.1%
Intrawest Resorts Holdings, Inc. Term Loan B1, 5.242%, 1M LIBOR + 3.000%, 07/31/24	3,056,900	3,068,999

Lodging—0.5%
Boyd Gaming Corp. Term Loan B3, 4.417%, 1W LIBOR + 2.250%, 09/15/23	4,181,107	4,206,980
Caesars Resort Collection LLC 1st Lien Term Loan B, 4.992%, 1M LIBOR + 2.750%, 12/22/24	8,734,000	8,790,928
MGM Growth Properties Operating Partnership L.P. Term Loan B, 4.242%, 1M LIBOR + 2.000%, 03/21/25	2,457,405	2,463,330

		15,461,238

Media—1.0%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan, 5.492%, 1M LIBOR + 3.250%, 07/23/21	6,977,320	6,460,998
American Media, Inc. Bridge Term Loan, 10.386%, 3M LIBOR + 8.000%, 09/30/19 (e)	8,470,000	8,321,775
CBS Radio, Inc. Term Loan B, 4.962%, 1M LIBOR + 2.750%, 11/17/24	8,737,970	8,672,365
Unitymedia Finance LLC Term Loan B, 4.408%, 1M LIBOR + 2.250%, 09/30/25	130,000	130,264
Univision Communications, Inc. Term Loan C5, 4.992%, 1M LIBOR + 2.750%, 03/15/24	8,707,277	8,480,270

		32,065,672

Security Description	Principal Amount*	Value

Packaging & Containers—0.9%
Berry Global, Inc. Term Loan Q, 4.186%, 3M LIBOR + 2.000%, 10/01/22	8,435,786	$8,457,171
BWAY Holding Co. Term Loan B, 5.581%, 3M LIBOR + 3.250%, 04/03/24	6,418,750	6,422,762
Flex Acquisition Co., Inc. 1st Lien Term Loan, 5.337%, 3M LIBOR + 3.000%, 12/29/23	5,290,340	5,295,302
Reynolds Group Holdings, Inc. Term Loan, 4.992%, 1M LIBOR + 2.750%, 02/05/23	7,952,939	7,998,223

		28,173,458

Pharmaceuticals—0.1%
Change Healthcare Holdings LLC Term Loan B, 4.992%, 1M LIBOR + 2.750%, 03/01/24	2,623,574	2,635,233

Professional Services—0.0%
Trans Union LLC Term Loan B3, 4.242%, 1M LIBOR + 2.000%, 04/10/23	1,069,094	1,072,770

Retail—1.3%
Academy, Ltd. Term Loan B, 6.104%, 1M LIBOR + 4.000%, 07/01/22	9,698,155	7,568,605
CWGS Group LLC Term Loan, 4.870%, 1M LIBOR + 2.750%, 11/08/23	1,310,050	1,290,399
Michaels Stores, Inc. Term Loan B, 4.719%, 1M LIBOR + 2.500%, 01/28/23	6,589,147	6,558,969
Party City Holdings, Inc. Term Loan B, 5.139%, 6M LIBOR + 2.750%, 08/19/22	3,457,769	3,485,556
Petco Animal Supplies, Inc. Term Loan B, 5.592%, 3M LIBOR + 3.250%, 01/26/23	4,960,716	4,038,023
PetSmart, Inc. Term Loan B2, 5.120%, 1M LIBOR + 3.000%, 03/11/22	21,059,151	18,540,835

		41,482,387

Software—0.4%
Almonde, Inc. 1st Lien Term Loan, 5.886%, 3M LIBOR + 3.500%, 06/13/24	4,217,020	4,224,598
First Data Corp. Term Loan, 4.212%, 1M LIBOR + 2.000%, 04/26/24	5,599,274	5,609,426
MA FinanceCo. LLC Term Loan B3, 4.742%, 1M LIBOR + 2.500%, 06/21/24	468,417	466,660
Seattle Spinco, Inc. Term Loan B3, 4.742%, 1M LIBOR + 2.500%, 06/21/24	3,163,333	3,149,098

		13,449,782

BHFTII-284

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Floating Rate Loans (k)—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—0.5%
Level 3 Financing, Inc. Term Loan B, 4.432%, 1M LIBOR + 2.250%, 02/22/24	6,960,000	$6,984,653
UPC Financing Partnership Term Loan AR, 4.658%, 1M LIBOR + 2.500%, 01/15/26	7,362,937	7,366,007
Virgin Media Bristol LLC Term Loan K, 4.658%, 1M LIBOR + 2.500%, 01/15/26	2,865,395	2,873,094

		17,223,754

Trucking & Leasing—0.3%
Avolon TLB Borrower 1 (U.S.) LLC Term Loan B3, 4.165%, 1M LIBOR + 2.000%, 01/15/25	11,615,472	11,666,313

Total Floating Rate Loans (Cost $277,705,800)		273,917,843

Foreign Government—8.0%

Regional Government—1.0%
Japan Finance Organization for Municipalities 4.000%, 01/13/21	1,900,000	1,930,695
Provincia de Buenos Aires 6.500%, 02/15/23 (144A) (a) (l)	27,940,000	24,377,839
7.875%, 06/15/27 (144A) (l)	2,470,000	2,053,830
9.125%, 03/16/24 (144A) (l)	2,660,000	2,449,594

		30,811,958

Sovereign—7.0%
Abu Dhabi Government International Bond 4.125%, 10/11/47 (144A)	3,130,000	2,989,150
Argentina POM Politica Monetaria 43.077%, 06/21/20 (ARS) (c)	307,940,000	8,876,529
Argentine Republic Government International Bonds 4.625%, 01/11/23 (a)	10,080,000	8,507,621
5.625%, 01/26/22	2,570,000	2,318,140
5.875%, 01/11/28 (a)	5,700,000	4,514,400
6.875%, 04/22/21	990,000	945,955
7.500%, 04/22/26	13,580,000	12,086,200
7.625%, 04/22/46	1,170,000	948,882
Bahamas Government International Bond 5.750%, 01/16/24 (144A)	1,500,000	1,522,500
Bermuda Government International Bond 4.138%, 01/03/23 (144A)	2,000,000	2,026,800
Bonos de la Nacion Argentina con Ajuste por CER 4.000%, 03/06/20 (ARS) (l)	95,160,000	2,707,992
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21 (BRL)	81,217,000	20,327,572
10.000%, 01/01/27 (BRL)	46,432,000	10,561,625
Brazilian Government International Bond 6.000%, 04/07/26 (a)	6,470,000	6,631,750
Ecuador Government International Bonds 8.750%, 06/02/23 (144A)	1,740,000	1,741,740
10.750%, 03/28/22 (144A)	8,450,000	8,978,125

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Ghana Government International Bonds 7.625%, 05/16/29 (144A)	10,140,000	$10,149,552
8.125%, 01/18/26 (l)	4,200,000	4,362,540
Honduras Government International Bond 6.250%, 01/19/27	4,140,000	4,249,089
Indonesia Government International Bonds 5.125%, 01/15/45	3,000,000	3,004,881
5.250%, 01/17/42	15,090,000	15,378,883
Indonesia Treasury Bonds 7.000%, 05/15/22 (IDR)	9,560,000,000	626,516
7.000%, 05/15/27 (IDR)	382,929,000,000	23,770,045
8.375%, 09/15/26 (IDR)	66,608,000,000	4,502,391
Kuwait International Government Bond 3.500%, 03/20/27 (144A)	11,030,000	10,809,400
Mexico Government International Bond 4.125%, 01/21/26 (a)	8,170,000	8,094,264
Qatar Government International Bond 5.103%, 04/23/48 (144A)	10,100,000	10,504,000
Russian Federal Bond - OFZ 7.050%, 01/19/28 (RUB)	1,755,525,000	24,546,332
Senegal Government International Bonds 6.250%, 05/23/33 (144A) (l)	8,720,000	8,121,895
6.750%, 03/13/48 (144A) (l)	4,470,000	3,996,359

		227,801,128

Total Foreign Government (Cost $290,710,143)		258,613,086

Asset-Backed Securities—5.2%

Asset-Backed - Automobile—0.1%
Hertz Vehicle Financing II LP 3.600%, 02/25/24 (144A)	3,510,000	3,411,336

Asset-Backed - Credit Card—0.2%
CreditShop Credit Card Co. LLC 10.158%, 1M LIBOR + 8.000%, 10/15/22 (144A) (c)	5,074,803	5,082,222

Asset-Backed - Home Equity—0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust 5.008%, 1M LIBOR + 2.850%, 04/15/33 (c)	390	395
Bear Stearns Asset-Backed Securities Trust 2.956%, 1M LIBOR + 0.740%, 01/25/34 (c)	14,729	14,446
EMC Mortgage Loan Trust 3.116%, 1M LIBOR + 0.900%, 05/25/43 (144A) (c)	209,217	207,014
Structured Asset Securities Corp. Mortgage Loan Trust 2.436%, 1M LIBOR + 0.220%, 02/25/36 (144A) (c)	2,606,907	138,203
WaMu Asset-Backed Certificates Trust 2.386%, 1M LIBOR + 0.170%, 07/25/47 (c)	9,924,893	7,864,501

		8,224,559

Asset-Backed - Manufactured Housing—0.2%
Origen Manufactured Housing Contract Trust 3.953%, 10/15/37 (c)	1,169,602	1,130,267
4.538%, 04/15/37 (c)	1,120,974	1,090,516

BHFTII-285

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Manufactured Housing—(Continued)
UCFC Manufactured Housing Contract 7.095%, 04/15/29 (c)	3,795,228	$3,643,969

		5,864,752

Asset-Backed - Other—4.4%
AIMCO CLO 6.028%, 3M LIBOR + 3.680%, 07/20/29 (144A) (c)	6,750,000	6,793,328
Ammc CLO, Ltd. 8.146%, 3M LIBOR + 5.810%, 04/17/29 (144A) (c)	6,600,000	6,578,827
Amortizing Residential Collateral Trust 4.016%, 1M LIBOR + 1.800%, 08/25/32 (c)	23,169	21,127
Applebee’s Funding LLC / IHOP Funding LLC 4.277%, 09/05/44 (144A)	5,157,900	5,081,949
Ares CLO, Ltd. 8.889%, 3M LIBOR + 6.550%, 10/15/29 (144A) (c)	9,300,000	9,371,275
8.939%, 3M LIBOR + 6.600%, 10/15/27 (144A) (c)	5,500,000	5,505,110
Avery Point VI CLO, Ltd. 5.163%, 3M LIBOR + 2.950%, 08/05/27 (144A) (c)	2,280,000	2,274,093
Barings CLO, Ltd. 9.783%, 3M LIBOR + 7.450%, 07/18/29 (144A) (c)	1,700,000	1,606,973
Bear Stearns Asset-Backed Securities Trust 6.000%, 10/25/36	1,630,949	1,267,764
Carlyle Global Market Strategies CLO, Ltd. 6.048%, 3M LIBOR + 3.700%, 07/20/31 (144A) (c)	9,500,000	9,624,887
Catskill Park CLO, Ltd. 8.348%, 3M LIBOR + 6.000%, 04/20/29 (144A) (c)	7,600,000	7,612,373
Cent CLO 24, Ltd. 5.366%, 3M LIBOR + 3.150%, 10/15/26 (144A) (c)	5,240,000	5,234,881
Countrywide Asset-Backed Certificates Trust 4.091%, 1M LIBOR + 1.875%, 06/25/34 (c)	114,427	109,456
Countrywide Revolving Home Equity Loan Resecuritization Trust 2.458%, 1M LIBOR + 0.300%, 12/15/33 (144A) (c)	150,974	142,398
Countrywide Revolving Home Equity Loan Trust 2.298%, 1M LIBOR + 0.140%, 07/15/36 (c)	270,263	256,308
CVP CLO, Ltd. 4.998%, 3M LIBOR + 2.650%, 01/20/31 (144A) (c)	4,500,000	4,369,613
First Horizon Asset-Backed Trust 2.376%, 1M LIBOR + 0.160%, 10/25/34 (c)	2,158	2,143
Greenwood Park CLO, Ltd. 6.975%, 3M LIBOR + 4.950%, 04/15/31 (144A) (c)	7,380,000	7,001,310
Long Beach Mortgage Loan Trust 2.702%, 1M LIBOR + 0.520%, 01/21/31 (c)	16,202	15,788
Midocean Credit CLO VII 6.219%, 3M LIBOR + 3.880%, 07/15/29 (144A) (c)	4,750,000	4,774,320
Ocean Trails CLO 10.089%, 3M LIBOR + 7.750%, 07/15/28 (144A) (c)	5,120,000	5,228,677
SACO I Trust 2.556%, 1M LIBOR + 0.340%, 03/25/36 (c)	52,584	51,270
Saranac CLO III, Ltd. 5.616%, 3M LIBOR + 3.250%, 06/22/30 (144A) (c)	4,652,500	4,651,537
SBA Small Business Investment Cos. 2.845%, 03/10/27	4,075,805	3,962,478

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
SoFi Consumer Loan Program LLC 3.280%, 01/26/26 (144A)	2,661,650	$2,658,098
Thayer Park CLO, Ltd. 8.448%, 3M LIBOR + 6.100%, 04/20/29 (144A) (c)	8,400,000	8,447,771
Treman Park CLO, Ltd. 6.208%, 3M LIBOR + 3.860%, 04/20/27 (144A) (c)	1,700,000	1,701,125
Upgrade Pass-Through Trust 5.339%, 10/15/24 (144A) (d) (i)	1,951,000	1,951,606
12.075%, 09/15/24 (144A) (i)	2,226,277	2,226,357
14.960%, 12/27/27 (144A) (c) (i)	2,709,279	2,693,247
15.190%, 01/26/27 (144A) (c) (i)	2,161,178	2,151,046
15.308%, 08/15/24 (144A) (i)	2,658,095	2,658,506
15.498%, 06/15/24 (144A) (i)	2,458,260	2,458,632
16.537%, 05/15/24 (144A) (i)	2,356,337	2,354,351
Venture CLO, Ltd. 6.398%, 3M LIBOR + 4.050%, 04/20/27 (144A) (c)	9,105,000	9,092,034
8.079%, 3M LIBOR + 5.740%, 04/15/27 (144A) (c)	4,000,000	3,981,228
Voya CLO, Ltd. 8.359%, 3M LIBOR + 6.020%, 06/07/30 (144A) (c)	3,500,000	3,514,522
WhiteHorse, Ltd. Zero Coupon, 3M LIBOR + 3.650%, 10/15/31 (144A) (c)	6,180,000	6,180,000

		143,606,408

Asset-Backed - Student Loan—0.0%
Nelnet Student Loan Trust Zero Coupon, 28 day Auction Rate Index, 03/22/32 (c)	123,000	120,008
SoFi Professional Loan Program LLC Zero Coupon, 08/25/36 (144A)	500	1,202,178

		1,322,186

Total Asset-Backed Securities (Cost $167,288,629)		167,511,463

U.S. Treasury & Government Agencies—4.1%

Agency Sponsored Mortgage-Backed—2.7%
Fannie Mae 15 Yr. Pool 3.000%, TBA (m)	100,000	98,771
5.000%, 12/01/21	7,249	7,467
Fannie Mae 20 Yr. Pool 3.000%, 12/01/37	1,982,106	1,923,810
8.500%, 08/01/19	725	728
Fannie Mae 30 Yr. Pool 3.000%, 11/01/46	1,038,828	995,157
3.000%, TBA (m)	4,600,000	4,401,859
5.000%, 01/01/39	268,667	285,137
5.000%, 06/01/40	156,224	166,229
5.000%, 07/01/40	108,495	115,433
6.000%, 07/01/38	14,883	16,074
6.500%, 08/01/31	286	314
6.500%, 12/01/36	1,008	1,140
6.500%, 06/01/37	15,825	17,349
6.500%, 10/01/37	16,111	17,804

BHFTII-286

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
7.000%, 05/01/26	1,150	$1,190
7.000%, 07/01/30	251	255
7.000%, 01/01/31	260	274
7.000%, 07/01/31	1,183	1,239
7.000%, 09/01/31	2,570	2,756
7.000%, 10/01/31	2,404	2,646
7.000%, 11/01/31	17,293	17,921
7.000%, 01/01/32	5,480	5,565
7.000%, 02/01/32	4,145	4,233
7.500%, 12/01/29	443	448
7.500%, 01/01/30	424	485
7.500%, 02/01/30	310	312
7.500%, 06/01/30	215	215
7.500%, 08/01/30	79	81
7.500%, 09/01/30	524	575
7.500%, 10/01/30	79	85
7.500%, 11/01/30	9,553	9,911
7.500%, 02/01/31	1,130	1,140
8.000%, 08/01/27	188	192
8.000%, 07/01/30	484	564
8.000%, 09/01/30	380	393
Fannie Mae REMICS (CMO) 2.566%, 1M LIBOR + 0.350%, 05/25/34 (c)	102,750	102,830
4.500%, 06/25/29	201,719	206,521
9.750%, 11/25/18	401	400
9.750%, 08/25/19	189	191
Freddie Mac 20 Yr. Gold Pool 3.000%, 02/01/38	2,308,088	2,228,093
3.000%, 04/01/38	2,030,764	1,962,002
Freddie Mac 30 Yr. Gold Pool 3.000%, 04/01/47	1,587,794	1,520,734
3.000%, TBA (m)	6,500,000	6,218,037
4.000%, TBA (m)	4,400,000	4,442,761
6.000%, 12/01/36	14,991	16,581
6.000%, 02/01/37	11,584	12,684
7.000%, 03/01/39	99,620	111,830
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 1.375%, 08/25/42 (c) (j)	70,400,000	3,157,581
Freddie Mac REMICS (CMO) 1,156.500%, 06/15/21 (j)	2	12
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 5.666%, 1M LIBOR + 3.450%, 10/25/29 (c)	4,620,000	5,092,036
6.666%, 1M LIBOR + 4.450%, 03/25/30 (c)	8,840,000	9,940,495
6.716%, 1M LIBOR + 4.500%, 02/25/24 (c)	2,210,000	2,554,919
7.366%, 1M LIBOR + 5.150%, 10/25/29 (c)	10,500,000	12,317,150
Ginnie Mae I 30 Yr. Pool 5.000%, 04/15/35	9,486	10,111
5.500%, 01/15/34	45,356	49,282
5.500%, 04/15/34	13,701	14,988
5.500%, 07/15/34	77,371	84,012
5.500%, 10/15/34	45,656	49,094
5.750%, 10/15/38	95,640	103,635
6.000%, 02/15/33	1,321	1,442

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
6.000%, 03/15/33	4,615	$5,010
6.000%, 06/15/33	4,058	4,467
6.000%, 07/15/33	6,322	6,917
6.000%, 09/15/33	5,123	5,535
6.000%, 10/15/33	2,727	2,974
6.000%, 08/15/34	21,092	22,789
6.500%, 03/15/29	1,387	1,522
6.500%, 02/15/32	746	838
6.500%, 03/15/32	893	1,006
6.500%, 11/15/32	3,833	4,240
7.000%, 03/15/31	94	96
Ginnie Mae II 30 Yr. Pool 3.000%, 09/20/47	751,313	728,309
3.000%, TBA (m)	3,000,000	2,905,488
3.500%, TBA (m)	11,400,000	11,335,653
4.000%, TBA (m)	3,100,000	3,152,373
5.000%, 08/20/34	47,959	51,088
5.000%, 09/20/48	2,800,000	2,927,857
5.000%, TBA (m)	1,800,000	1,879,312
5.500%, 03/20/34	6,829	7,358
6.000%, 05/20/32	9,212	10,043
6.000%, 11/20/33	11,138	12,165
Ginnie Mae II ARM Pool 3.770%, 1Y CMT + 1.440%, 01/20/60 (c)	660,352	677,916
4.085%, 1Y CMT, 05/20/60 (c)	454,114	467,087
Government National Mortgage Association (CMO) 0.421%, 03/16/47 (c) (j)	6,752,382	95,363
0.486%, 04/16/52 (c) (j)	11,577,938	192,795
2.380%, 1M LIBOR + 0.300%, 05/20/68 (c)	3,141,851	3,133,442
3.000%, 04/20/41	489,772	481,055

		86,407,871

Federal Agencies—0.1%
Tennessee Valley Authority 5.980%, 04/01/36	1,760,000	2,267,697

U.S. Treasury—1.3%
U.S. Treasury Notes 1.250%, 03/31/19	40,060,000	39,829,968
2.875%, 05/15/28	1,100,000	1,083,543
2.875%, 08/15/28 (a)	3,120,000	3,072,712

		43,986,223

Total U.S. Treasury & Government Agencies (Cost $131,657,163)		132,661,791

Convertible Bonds—0.8%

Internet—0.0%
Twitter, Inc. 0.250%, 06/15/24	1,170,000	1,024,603

BHFTII-287

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/ Principal Amount*	Value

Media—0.5%
DISH Network Corp. 2.375%, 03/15/24	5,890,000	$5,220,507
3.375%, 08/15/26 (a)	3,090,000	2,947,137
Liberty Media Corp. 2.125%, 03/31/48	7,700,000	7,583,438

		15,751,082

Oil & Gas—0.1%
Chesapeake Energy Corp. 5.500%, 09/15/26 (a)	4,120,000	4,069,518

Pipelines—0.1%
Cheniere Energy, Inc. 4.250%, 03/15/45	2,020,000	1,620,290

Telecommunications—0.1%
GCI Liberty, Inc. (144A) 1.750%, 09/30/46 (a)	4,110,000	4,517,083

Total Convertible Bonds (Cost $27,352,816)		26,982,576

Convertible Preferred Stock—0.2%

Banks—0.2%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $5,598,292)	4,965	6,409,219

Common Stocks—0.1%

Air Freight & Logistics—0.0%
Ceva Logistics AG (n)	12,627	240,608

Diversified Consumer Services—0.0%
Ascent CNR Corp. - Class A (e) (n)	1,399,556	27,991

Marine—0.0%
Tricer Holdco SCA (e) (h) (i) (n)	23,504	86,025

Media—0.0%
Cengage Learning, Inc. (n)	10,995	109,950
ION Media Networks, Inc. (n)	785	490,625

		600,575

Oil, Gas & Consumable Fuels—0.1%
Berry Petroleum Corp. (a) (e)	166,055	2,925,889

Total Common Stocks (Cost $6,058,023)		3,881,088

Municipals—0.1%
Security Description	Shares/ Principal Amount*	Value
Massachusetts State Development Finance Agency, Board Institute, Revenue Bond 5.375%, 04/01/41	400,000	$432,116
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.000%, 12/15/30	750,000	805,103
5.000%, 12/15/31	1,550,000	1,660,716
Virginia Housing Development Authority 6.000%, 06/25/34	633,079	652,666

Total Municipals (Cost $3,513,011)		3,550,601

Preferred Stocks—0.1%

Banks—0.0%
Citigroup Capital, 8.709%, 3M LIBOR + 6.370%, 10/30/40 (c)	51,160	1,373,646

Capital Markets—0.1%
B. Riley Financial, Inc., 6.875%, 09/30/23	64,075	1,605,078

Marine—0.0%
Tricer Tracking Preferred Equity Certificates, 8.000%, (e) (h) (i)	11,281,287	112,813

Total Preferred Stocks (Cost $3,776,699)		3,091,537

Escrow Shares—0.0%

Energy Equipment & Services—0.0%
Hercules Offshore, Inc. (e) (h) (i)	10,611	2,992

Forest Products & Paper—0.0%
Sino-Forest Corp. (h)	1,246,000	0
Sino-Forest Corp. (h)	500,000	0

		0

Oil & Gas—0.0%
Berry Petroleum Co. LLC (e) (g) (h) (i)	850,000	0
Berry Petroleum Co. LLC (e) (g) (h) (i)	1,040,000	0

		0

Total Escrow Shares (Cost $476,680)		2,992

Short-Term Investments—5.2%

Repurchase Agreements—5.2%
Bank of America N.A. Repurchase Agreement dated 09/28/18 at 2.250%, due on 10/01/18 with a maturity value of $80,015,000; collateralized by a U.S. Treasury Note at 2.375%, maturing 03/15/21, with a market value of $81,487,828	80,000,000	80,000,000

BHFTII-288

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $90,496,651; collateralized by U.S. Treasury Note at 2.375%, maturing 08/15/24, with a market value of $92,299,651.	90,489,110	$90,489,110

Total Short-Term Investments (Cost $170,489,110)		170,489,110

Securities Lending Reinvestments (o)—8.3%

Certificates of Deposit—5.1%
Banco Del Estado De Chile New York 2.398%, 1M LIBOR + 0.240%, 01/17/19 (c)	4,000,000	4,001,008
Banco Santander S.A. 2.340%, 11/07/18	6,000,000	6,000,492
Bank of Montreal Zero Coupon, 10/31/18	1,496,803	1,497,094
Bank of Nova Scotia 2.618%, 3M LIBOR + 0.280%, 03/20/19 (c)	10,000,000	10,009,540
Barclays Bank plc 2.304%, 1M LIBOR + 0.200%, 02/04/19 (c)	10,000,000	9,997,970
2.500%, 02/01/19	3,000,000	2,999,958
Canadian Imperial Bank of Commerce 2.459%, 3M LIBOR + 0.120%, 01/14/19 (c)	5,000,000	5,001,485
Commonwealth Bank of Australia 2.487%, 3M LIBOR + 0.140%, 04/23/19 (c)	3,500,000	3,501,253
Cooperative Rabobank UA 2.479%, 3M LIBOR + 0.140%, 10/16/18 (c)	11,500,000	11,500,861
Credit Industriel et Commercial Zero Coupon, 01/25/19	3,948,913	3,968,120
Credit Industriel et Commercial (NY) 2.364%, 1M LIBOR + 0.250%, 02/05/19 (c)	5,000,000	5,002,365
Industrial & Commercial Bank of China, Ltd. 2.500%, 10/24/18	1,500,000	1,500,019
2.500%, 11/15/18	2,500,000	2,499,940
Landesbank Baden-Wuettertemberg 2.180%, 10/02/18	5,000,000	5,000,010
Mizuho Bank, Ltd. 2.571%, 1M LIBOR + 0.440%, 10/11/18 (c)	3,000,000	3,000,075
Mizuho Bank, Ltd., New York 2.468%, 1M LIBOR + 0.250%, 11/26/18 (c)	4,000,000	3,999,868
Natixis S.A. New York 2.431%, 3M LIBOR + 0.090%, 05/10/19 (c)	4,000,000	3,999,684
Royal Bank of Canada New York 2.378%, 1M LIBOR + 0.210%, 09/17/19 (c)	8,000,000	7,999,560
Standard Chartered plc 2.396%, 1M LIBOR + 0.180%, 02/25/19 (c)	8,000,000	7,999,064
2.551%, 1M LIBOR + 0.420%, 10/11/18 (c)	5,000,000	5,000,250
Sumitomo Mitsui Banking Corp., New York 2.276%, 1M LIBOR + 0.200%, 04/03/19 (c)	2,001,364	1,999,742
Sumitomo Mitsui Trust Bank, Ltd. 2.290%, 1M LIBOR + 0.170%, 12/06/18 (c)	3,000,000	3,000,156
2.502%, 1M LIBOR + 0.320%, 11/21/18 (c)	4,000,000	4,000,000

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd., London 2.321%, 1M LIBOR + 0.190%, 04/11/19 (c)	10,000,000	$9,999,530
2.528%, 1M LIBOR + 0.310%, 11/26/18 (c)	7,000,000	7,000,000
Svenska Handelsbanken AB 2.439%, 3M LIBOR + 0.100%, 04/30/19 (c)	5,000,000	5,000,595
Toronto-Dominion Bank 2.378%, 1M LIBOR + 0.210%, 09/17/19 (c)	6,000,000	6,000,000
Wells Fargo Bank N.A. 2.473%, 3M LIBOR + 0.140%, 07/11/19 (c)	8,000,000	8,000,912
2.475%, 3M LIBOR + 0.140%, 10/26/18 (c)	4,000,000	4,000,664
Westpac Banking Corp. 2.630%, FEDEFF PRV + 0.450%, 02/15/19 (c)	12,500,000	12,506,639

		165,986,854

Commercial Paper—1.2%
Bank of China, Ltd. 2.510%, 11/02/18	4,968,276	4,989,000
2.550%, 10/19/18	3,478,431	3,495,506
2.550%, 12/20/18	2,980,875	2,982,741
ING Funding LLC 2.448%, 3M LIBOR + 0.110%, 05/10/19 (c)	10,000,000	10,001,030
Sheffield Receivables Co. 2.490%, 11/26/18	986,928	996,159
Sinopec Century Bright Capital Investment, Ltd. 2.400%, 11/01/18	4,970,000	4,989,170
UBS AG 2.534%, 1M LIBOR + 0.430%, 02/01/19 (c)	11,000,000	11,010,153
Westpac Banking Corp. 2.492%, 1M LIBOR + 0.280%, 05/24/19 (c)	2,000,000	2,001,108

		40,464,867

Master Demand Notes—0.3%
Natixis Financial Products LLC 2.420%, 10/01/18	10,000,000	10,000,000

Repurchase Agreements—1.5%
Citigroup Global Markets, Inc. Repurchase Agreement dated 05/03/18 at 2.440%, due on 10/05/18 with a maturity value of $3,031,517; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.250%, maturity dates ranging from 11/30/19 - 11/15/27, and various Common Stock with an aggregate market value of $3,162,858.	3,000,000	3,000,000
Repurchase Agreement dated 07/25/18 at 2.570%, due on 11/02/18 with a maturity value of $5,035,694; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Repurchase Agreement dated 01/25/17 at 2.720%, due on 12/31/18 with a maturity value of $2,106,533; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.220%, maturity dates ranging from 11/01/18 - 04/30/20, and an aggregate market value of $2,040,000.	2,000,000	2,000,000

BHFTII-289

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (o)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $23,585; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/25/18 - 02/15/43, and an aggregate market value of $24,052.	23,581	$23,581
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,200,224; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $1,224,000.	1,200,000	1,200,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $700,131; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $714,000.	700,000	700,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $1,100,205; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.375% - 3.125%, maturity dates ranging from 12/17/18 - 02/15/43, and an aggregate market value of $1,122,000.	1,100,000	1,100,000
Deutsche Bank AG, London Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $713,191; collateralized by various Common Stock with an aggregate market value of $779,326.	700,000	700,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $702,776; collateralized by various Common Stock with an aggregate market value of $777,872.	700,000	700,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.720%, due on 12/31/18 with a maturity value of $12,988,278; collateralized by various Common Stock with an aggregate market value of $13,750,001.	12,500,000	12,500,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $7,003,362; collateralized by various Common Stock with an aggregate market value of $7,701,500.	7,000,000	7,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $1,215,522; collateralized by various Common Stock with an aggregate market value of $1,335,186.	1,200,000	1,200,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $506,641; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $555,324.	500,000	$500,000
Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $1,011,999; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,110,648.	1,000,000	1,000,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $1,012,448; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,110,648.	1,000,000	1,000,000
Repurchase Agreement dated 04/18/18 at 2.340%, due on 10/05/18 with a maturity value of $3,033,150; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,331,945.	3,000,000	3,000,000
Repurchase Agreement dated 05/10/18 at 2.340%, due on 10/05/18 with a maturity value of $3,028,860; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,331,945.	3,000,000	3,000,000
Repurchase Agreement dated 07/10/18 at 2.340%, due on 10/05/18 with a maturity value of $5,732,234; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $6,330,696.	5,700,000	5,700,000

		49,323,581

Time Deposits—0.2%
DZ Bank AG 2.150%, 10/01/18	1,000,000	1,000,000
Nordea Bank New York 2.140%, 10/01/18	1,000,000	1,000,000
Skandinaviska Enskilda Banken 2.130%, 10/01/18	2,000,000	2,000,000

BHFTII-290

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (o)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Svenska Handelsbanken AB 2.140%, 10/01/18	1,000,000	$1,000,000

		5,000,000

Total Securities Lending Reinvestments (Cost $270,741,556)		270,775,302

Total Purchased Options—0.5% (p) (Cost $18,893,782)		15,424,372

Total Investments—106.8% (Cost $3,514,504,884)		3,474,191,235
Other assets and liabilities (net)—(6.8)%		(219,953,738)

Net Assets—100.0%		$3,254,237,497

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $256,951,474 and the collateral received consisted of cash in the amount of $270,655,171. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2018, the market value of restricted securities was $11,751,880, which is 0.4% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Illiquid security. As of September 30, 2018, these securities represent 1.0% of net assets.
(f)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(i)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2018, these securities represent 1.1% of net assets.
(j)	Interest only security.
(k)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(l)	Principal amount of security is adjusted for inflation.
(m)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(n)	Non-income producing security.
(o)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(p)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $1,283,078,485, which is 39.7% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Alta Wind Holdings LLC, 7.000%, 06/30/35	07/14/10	$1,303,687	$1,303,687	$1,392,486
American Media, Inc., 5.500%, 09/01/21	05/01/18	5,350,000	4,981,218	5,303,188
Bayview Commercial Asset Trust, Zero Coupon, 07/25/37	11/23/10	2,892,480	275,690	0
Countrywide Home Loan Reperforming Loan REMIC Trust, 4.130%, 03/25/35	01/08/15	5,680,684	827,250	337,433
Midwest Vanadium Pty, Ltd., 11.500%, 02/15/18	05/05/11-05/24/11	932,290	961,424	93
NSG Holdings LLC / NSG Holdings, Inc., 7.750%, 12/15/25	01/25/13	2,524,127	2,669,215	2,767,074
Upgrade Pass-Through Trust, 5.339%, 10/15/24	08/03/18	1,951,000	1,970,510	1,951,606

				$11,751,880

BHFTII-291

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ARS	20,000,000	JPMC	11/20/18	USD	606,953	$(152,387)
ARS	150,610,000	JPMC	11/20/18	USD	4,534,875	(1,111,771)
ARS	232,614,000	CBNA	01/28/19	USD	7,104,887	(2,176,326)
AUD	26,310,000	CBNA	10/18/18	USD	19,400,126	(380,467)
BRL	76,742,223	CBNA	10/18/18	USD	19,365,656	(385,638)
CAD	21,912,000	BBP	10/18/18	USD	16,797,562	173,229
EUR	1,750,000	CBNA	10/18/18	USD	2,030,084	4,297
EUR	4,600,000	CBNA	10/18/18	USD	5,352,330	(4,815)
EUR	5,500,000	CBNA	10/18/18	USD	6,485,045	(91,277)
EUR	19,860,000	CBNA	10/18/18	USD	23,050,529	36,786
IDR	4,058,350,828	BBP	10/18/18	USD	278,618	(6,777)
INR	957,430,000	BBP	10/17/18	USD	13,759,191	(574,768)
JPY	3,636,585,811	BBP	10/18/18	USD	32,673,140	(629,458)
MXN	36,000,000	BBP	10/18/18	USD	1,928,449	(9,548)
MXN	176,176,473	CBNA	10/18/18	USD	9,188,540	202,163
MXN	160,695,830	JPMC	10/18/18	USD	8,301,476	264,065
PLN	63,703,719	BBP	10/18/18	USD	17,258,268	26,422
RUB	13,134,950	BBP	10/18/18	USD	209,481	(9,315)
TRY	45,863,100	CBNA	10/18/18	USD	9,079,105	(1,562,179)
TWD	83,983,500	BBP	10/18/18	USD	2,752,655	728
TWD	80,303,800	CBNA	10/18/18	USD	2,615,759	16,985
TWD	80,978,300	JPMC	10/18/18	USD	2,635,583	19,274

Contracts to Deliver
ARS	307,962,000	BBP	11/15/18	USD	7,492,993	450,958
ARS	409,000,000	CBNA	11/20/18	USD	9,489,559	193,700
AUD	8,810,800	BBP	10/18/18	USD	6,508,318	138,937
AUD	6,213,512	BBP	10/18/18	USD	4,629,172	137,386
BRL	15,262,330	BOA	10/18/18	USD	3,900,118	125,412
BRL	33,900,000	CBNA	10/18/18	USD	8,125,599	(258,607)
CAD	44,280,407	CBNA	10/18/18	USD	33,793,195	(501,874)
EUR	31,803,056	BBP	10/18/18	USD	36,340,303	(630,854)
EUR	50,994,678	CBNA	10/18/18	USD	60,115,459	833,979
EUR	39,598,000	CBNA	10/18/18	USD	46,680,399	647,595
EUR	3,100,000	CBNA	10/18/18	USD	3,544,137	(59,623)
EUR	3,000,000	CBNA	10/18/18	USD	3,497,643	10,133
GBP	19,671,833	CBNA	10/18/18	USD	26,100,588	442,199
IDR	122,145,000,000	BBP	10/18/18	USD	7,946,975	(234,684)
INR	465,592,000	CBNA	10/17/18	USD	6,462,068	50,569
MXN	60,000,000	BBP	10/18/18	USD	3,120,282	(77,887)
MXN	158,400,000	JPMC	10/18/18	USD	8,117,249	(325,918)
NZD	7,900,000	JPMC	10/18/18	USD	5,404,903	167,885
PHP	903,278,000	CBNA	10/18/18	USD	16,715,762	17,864
PHP	1,036,098,000	DBAG	11/15/18	USD	19,587,825	473,133
PHP	416,000,000	DBAG	11/15/18	USD	7,826,905	152,234
PHP	351,249,000	DBAG	11/15/18	USD	6,637,358	157,261
SEK	48,435,647	BOA	10/18/18	USD	5,592,805	135,793
TRY	48,057,000	CBNA	10/18/18	USD	7,593,143	(283,362)
TWD	92,521,000	BBP	10/18/18	USD	3,047,664	14,382
TWD	3,000	BBP	10/18/18	USD	99	—
TWD	145,380,000	CBNA	10/18/18	USD	4,773,600	7,346
ZAR	198,594	JPMC	10/18/18	USD	14,760	746

Net Unrealized Depreciation						$(4,566,074)

BHFTII-292

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	12/16/19	2,824	USD	683,831,600	$(2,839,183)
90 Day Eurodollar Futures	06/15/20	3,478	USD	841,936,850	(4,658,086)
Euro-BTP Futures	12/06/18	138	EUR	17,089,920	248,133
U.S. Treasury Note 10 Year Futures	12/19/18	5,105	USD	606,378,281	(7,416,807)
U.S. Treasury Note 2 Year Futures	12/31/18	221	USD	46,572,297	(172,633)
U.S. Treasury Note Ultra 10 Year Futures	12/19/18	97	USD	12,222,000	(205,149)
U.S. Treasury Ultra Long Bond Futures	12/19/18	1,591	USD	245,461,469	(9,160,225)

Futures Contracts—Short
90 Day Eurodollar Futures	12/17/18	(1,843)	USD	(448,494,050)	1,198,020
Euro-Bund Futures	12/06/18	(2,522)	EUR	(400,468,380)	3,755,886
U.S. Treasury Long Bond Futures	12/19/18	(656)	USD	(92,168,000)	2,604,766
U.S. Treasury Note 5 Year Futures	12/31/18	(1,979)	USD	(222,591,118)	1,787,062

Net Unrealized Depreciation					$(14,858,216)

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Put/AUD Call	AUD	0.740	BBP	11/21/18	31,413,000	USD	31,413,000	$241,312	$121,820	$(119,492)
USD Put/COP Call	COP	2,947.040	CBNA	11/21/18	16,050,000	USD	16,050,000	204,236	257,410	53,174
USD Put/IDR Call	IDR	14,745.000	BOA	11/21/18	15,779,000	USD	15,779,000	145,956	69,175	(76,781)

Totals								$591,504	$448,405	$(143,099)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Put - OTC - 5 Year Interest Rate Swap	3.150%	BOA	3M LIBOR	Receive	02/02/23	271,800,000	USD	271,800,000	$13,943,340	$12,612,683	$(1,330,657)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - U.S. Treasury Note 10 Year Futures	USD	118.000	11/23/18	586	USD	586,000	$248,274	$183,125	$(65,149)
Call - U.S. Treasury Note 10-Year Futures	USD	120.000	11/23/18	1,920	USD	1,920,000	731,425	390,000	(341,425)
Put - S&P 500 Index E-Mini Futures	USD	2,600.000	10/19/18	1,943	USD	97,150	863,307	184,585	(678,722)
Put - S&P 500 Index E-Mini Futures	USD	2,550.000	10/19/18	662	USD	33,100	489,417	51,305	(438,112)
Put - S&P 500 Index E-Mini Futures	USD	2,650.000	11/16/18	1,110	USD	55,500	554,998	416,250	(138,748)
Put - S&P 500 Index E-Mini Futures	USD	2,600.000	11/16/18	946	USD	47,300	616,603	283,800	(332,803)
Put - S&P 500 Index E-Mini Futures	USD	2,700.000	11/16/18	1,355	USD	67,750	666,684	643,625	(23,059)
Put - U.S. Treasury Note 10-Year Futures	USD	119.000	11/23/18	293	USD	293,000	188,230	210,594	22,364

Totals							$4,358,938	$2,363,284	$(1,995,654)

Written Options

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Call - U.S. Treasury Note 10 Year Futures	USD	122.500	11/23/18	(239)	USD	(239,000)	$(77,992)	$(7,469)	$70,523
Call - U.S. Treasury Note 10 Year Futures	USD	122.000	11/23/18	(239)	USD	(239,000)	(96,663)	(11,203)	85,460
Put - S&P 500 Index E-Mini Futures	USD	2,450.000	10/19/18	(2,061)	USD	(103,050)	(684,555)	(108,202)	576,353
Put - S&P 500 Index E-Mini Futures	USD	2,400.000	11/16/18	(2,056)	USD	(102,800)	(506,537)	(292,980)	213,557
Put - S&P 500 Index E-Mini Futures	USD	2,550.000	11/16/18	(1,355)	USD	(67,750)	(334,839)	(328,588)	6,251
Put - U.S. Treasury Note 10 Year Futures	USD	116.500	11/23/18	(586)	USD	(586,000)	(95,086)	(45,781)	49,305

Totals							$(1,795,672)	$(794,223)	$1,001,449

BHFTII-293

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Basis Swaps

Floating Rate Index Paid	Payment Frequency	Floating Rate Index Received	Payment Frequency	Maturity Date	Notional Amount	Market Value	Upfront Premium Received	Unrealized Appreciation(1)
3M LIBOR	Quarterly	FEDL01 + 0.310%	Quarterly	12/19/2023	USD 211,794,000	$58,358	$—	$58,358

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation(1)
Pay	1 Day CDI	Maturity	14.850%	Maturity	01/04/21	BOA	BRL	190,843,760	$7,665,169	$—	$7,665,169

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1M TIIE	Maturity	7.330%	Maturity	04/06/22	MXN	3,542,500,000	$(3,155,021)	$(85,736)	$(3,069,285)
Pay	1M TIIE	Monthly	7.351%	Monthly	04/05/21	MXN	5,174,130,000	(3,495,908)	(40,304)	(3,455,604)
Pay	3M LIBOR	Quarterly	2.505%	Semi-Annually	03/07/20	USD	563,080,000	(3,056,100)	—	(3,056,100)
Pay	3M LIBOR	Quarterly	3.150%	Semi-Annually	02/06/33	USD	119,590,000	(867,829)	—	(867,829)
Receive	3M CDOR	Semi-Annually	2.140%	Semi-Annually	03/05/20	CAD	728,220,000	2,542,346	7,105	2,535,241
Receive	6M EURIBOR	Annually	1.498%	Semi-Annually	08/23/47	EUR	8,754,500	86,457	10,584	75,873

Totals								$(7,946,055)	$(108,351)	$(7,837,704)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premiums (Received)	Unrealized Depreciation
CDX.NA.HY.31	(5.000%)	Quarterly	12/20/23	3.315%	USD	56,330,000	$(4,119,695)	$(4,094,105)	$(25,590)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.IG.30	1.000%	Quarterly	06/20/23	0.543%	USD	17,740,000	$353,523	$288,349	$65,174
CDX.NA.IG.31	1.000%	Quarterly	12/20/23	1.057%	USD	62,420,000	1,206,329	1,188,477	17,852

Totals							$1,559,852	$1,476,826	$83,026

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Depreciation
Weyerhaeuser Co., 7.125%, due 07/15/23	(1.000%)	Quarterly	12/20/23	JPMC	0.000%	USD	16,296,000	$(409,891)	$(406,016)	$(3,875)

BHFTII-294

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

OTC Credit Default Swaps on Credit Indices and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2018(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government International Bond 4.750%, due 04/27/21	(1.000%)	Quarterly	06/20/23	DBAG	0.151%	USD	32,280,000	$(1,216,040)	$(1,289,612)	$73,572
CMBX.NA.AAA.6	(0.500%)	Monthly	05/11/63	CSI	0.000%	USD	1,769,646	(17,907)	(12,260)	(5,647)
CMBX.NA.AAA.6	(0.500%)	Monthly	05/11/63	CSI	0.000%	USD	10,224,620	(103,464)	(66,239)	(37,225)
CMBX.NA.AAA.6	(0.500%)	Monthly	05/11/63	MSC	0.000%	USD	11,797,638	(119,382)	(76,293)	(43,089)

Totals								$(1,456,793)	$(1,444,404)	$(12,389)

Securities in the amount of $21,210,768 have been received at the custodian bank as collateral for OTC swap contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(TRY)—	Turkish Lira
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDI)—	Brazil Interbank Deposit Rate
(CDOR)—	Canadian Dollar Offered Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMT)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(COFI)—	11th District Cost of Funds Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(FEDL01)—	Federal Funds Rate
(ICE)—	Intercontinental Exchange, Inc.
(LIBOR)—	London Interbank Offered Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTII-295

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Aerospace/Defense	$—	$22,525,769	$—	$22,525,769
Agriculture	—	3,437,028	—	3,437,028
Airlines	—	1,850,497	—	1,850,497
Apparel	—	15,336,774	—	15,336,774
Auto Manufacturers	—	22,773,933	—	22,773,933
Auto Parts & Equipment	—	14,372,786	—	14,372,786
Banks	—	297,866,898	—	297,866,898
Beverages	—	5,542,009	—	5,542,009
Biotechnology	—	7,171,425	—	7,171,425
Building Materials	—	8,699,113	—	8,699,113
Chemicals	—	6,282,549	—	6,282,549
Commercial Services	—	45,688,275	—	45,688,275
Computers	—	13,190,474	—	13,190,474
Diversified Financial Services	—	66,372,585	—	66,372,585
Electric	—	37,928,320	—	37,928,320
Energy-Alternate Sources	—	1,392,486	—	1,392,486
Entertainment	—	24,600,940	—	24,600,940
Environmental Control	—	1,297,612	—	1,297,612
Food	—	9,524,483	—	9,524,483
Forest Products & Paper	—	4,236,750	—	4,236,750
Healthcare-Products	—	27,774,361	—	27,774,361
Healthcare-Services	—	62,163,534	—	62,163,534
Holding Companies-Diversified	—	3,705,699	—	3,705,699
Home Builders	—	16,304,031	—	16,304,031
Housewares	—	3,068,367	—	3,068,367
Insurance	—	25,021,923	—	25,021,923
Internet	—	22,072,064	—	22,072,064
Investment Company Security	—	2,655,188	—	2,655,188
Iron/Steel	—	13,721,211	—	13,721,211
Leisure Time	—	26,911,617	—	26,911,617
Lodging	—	25,118,835	—	25,118,835
Machinery-Construction & Mining	—	16,286,300	—	16,286,300
Machinery-Diversified	—	4,447,875	—	4,447,875
Media	—	137,442,642	—	137,442,642
Mining	—	102,241,636	0	102,241,636
Miscellaneous Manufacturing	—	11,973,021	—	11,973,021
Oil & Gas	—	199,628,347	—	199,628,347
Oil & Gas Services	—	3,731,250	—	3,731,250

BHFTII-296

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Packaging & Containers	$—	$21,671,413	$—	$21,671,413
Pharmaceuticals	—	121,753,031	—	121,753,031
Pipelines	—	128,488,502	—	128,488,502
Real Estate	—	4,811,700	—	4,811,700
Real Estate Investment Trusts	—	19,241,857	—	19,241,857
Retail	—	30,069,633	—	30,069,633
Savings & Loans	—	9,854,968	—	9,854,968
Semiconductors	—	2,288,506	—	2,288,506
Software	—	20,110,723	—	20,110,723
Telecommunications	—	110,628,469	—	110,628,469
Transportation	—	38,411,074	—	38,411,074
Trucking & Leasing	—	18,810,875	—	18,810,875
Water	—	3,543,815	—	3,543,815
Total Corporate Bonds & Notes	—	1,844,043,173	—	1,844,043,173
Total Mortgage-Backed Securities*	—	296,837,082	—	296,837,082
Total Floating Rate Loans*	—	273,917,843	—	273,917,843
Total Foreign Government*	—	258,613,086	—	258,613,086
Asset-Backed Securities
Asset-Backed - Automobile	—	3,411,336	—	3,411,336
Asset-Backed - Credit Card	—	5,082,222	—	5,082,222
Asset-Backed - Home Equity	—	8,224,559	—	8,224,559
Asset-Backed - Manufactured Housing	—	5,864,752	—	5,864,752
Asset-Backed - Other	—	143,606,408	—	143,606,408
Asset-Backed - Student Loan	—	1,322,186	—	1,322,186
Total Asset-Backed Securities	—	167,511,463	—	167,511,463
Total U.S. Treasury & Government Agencies*	—	132,661,791	—	132,661,791
Total Convertible Bonds*	—	26,982,576	—	26,982,576
Total Convertible Preferred Stock*	6,409,219	—	—	6,409,219
Common Stocks
Air Freight & Logistics	—	240,608	—	240,608
Diversified Consumer Services	—	27,991	—	27,991
Marine	—	—	86,025	86,025
Media	—	600,575	—	600,575
Oil, Gas & Consumable Fuels	—	2,925,889	—	2,925,889
Total Common Stocks	—	3,795,063	86,025	3,881,088
Total Municipals	—	3,550,601	—	3,550,601
Preferred Stocks
Banks	1,373,646	—	—	1,373,646
Capital Markets	1,605,078	—	—	1,605,078
Marine	—	—	112,813	112,813
Total Preferred Stocks	2,978,724	—	112,813	3,091,537
Total Escrow Shares*	—	—	2,992	2,992
Total Short-Term Investments*	—	170,489,110	—	170,489,110
Purchased Options
Foreign Currency Written Options at Value	—	448,405	—	448,405
Interest Rate Swaptions at Value	—	12,612,683	—	12,612,683
Options on Exchange-Traded Futures Contracts at Value	2,363,284	—	—	2,363,284
Total Purchased Options	$2,363,284	$13,061,088	$—	$15,424,372
Total Securities Lending Reinvestments*	—	270,775,302	—	270,775,302
Total Investments	$11,751,227	$3,462,238,178	$201,830	$3,474,191,235

Collateral for Securities Loaned (Liability)	$—	$(270,655,171)	$—	$(270,655,171)

BHFTII-297

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,901,461	$—	$4,901,461
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(9,467,535)	—	(9,467,535)
Total Forward Contracts	$—	$(4,566,074)	$—	$(4,566,074)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$9,593,867	$—	$—	$9,593,867
Futures Contracts (Unrealized Depreciation)	(24,452,083)	—	—	(24,452,083)
Total Futures Contracts	$(14,858,216)	$—	$—	$(14,858,216)

Written Options at Value	$(794,223)	$—	$—	$(794,223)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,752,498	$—	$2,752,498
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(10,474,408)	—	(10,474,408)
Total Centrally Cleared Swap Contracts	$—	$(7,721,910)	$—	$(7,721,910)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$7,665,169	$—	$7,665,169
OTC Swap Contracts at Value (Liabilities)	—	(1,866,684)	—	(1,866,684)
Total OTC Swap Contracts	$—	$5,798,485	$—	$5,798,485

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2018 is not presented.

Transfers from Level 3 to Level 2 in the amount of $21,621,877 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be significant observable inputs.

BHFTII-298

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—89.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—35.1%
Fannie Mae 15 Yr. Pool 3.000%, TBA (a)	100,000	$98,771
3.500%, TBA (a)	15,000,000	15,077,085
4.500%, 03/01/20	18,476	18,704
Fannie Mae 20 Yr. Pool 3.000%, 12/01/37	1,604,562	1,557,370
4.500%, 11/01/31	627,679	650,070
4.500%, 12/01/31	898,178	929,949
Fannie Mae 30 Yr. Pool 3.000%, 09/01/42	8,006,991	7,737,326
3.000%, 11/01/46	11,413,403	10,933,237
3.000%, TBA (a)	23,650,000	22,631,298
3.500%, 10/01/47	18,588,424	18,307,157
3.500%, 12/01/47	1,823,394	1,798,816
3.500%, 01/01/48	351,965	346,570
3.500%, 03/01/48	15,064,793	14,835,439
3.500%, TBA (a)	93,948,000	92,451,690
4.000%, 02/01/40	599,609	610,079
4.000%, 06/01/42	6,006,436	6,135,674
4.000%, 07/01/42	2,500,750	2,545,777
4.000%, 05/01/43	14,399,703	14,691,987
4.000%, 10/01/43	7,762,195	7,919,597
4.000%, 04/01/47	8,174,716	8,285,138
4.000%, 05/01/47	3,593,679	3,642,221
4.000%, 08/01/47	39,477,390	39,885,035
4.000%, 05/01/48	14,070,834	14,271,805
4.000%, TBA (a)	550,000	555,357
4.500%, 04/01/41	8,104,956	8,434,921
4.500%, 10/01/41	5,071,400	5,275,509
4.500%, 07/01/44	214,216	223,347
4.500%, 10/01/44	1,312,019	1,367,558
4.500%, 01/01/45	120,274	126,059
4.500%, 01/01/47	817,266	844,012
4.500%, 06/01/47	262,609	271,138
4.500%, 07/01/47	1,458,170	1,513,697
4.500%, 08/01/47	1,741,847	1,808,177
5.000%, 07/01/33	199,768	212,084
5.000%, 09/01/33	242,165	257,101
5.000%, 10/01/35	683,652	725,888
5.000%, 03/01/36	1,084,713	1,152,125
5.000%, 01/01/39	8,196	8,672
5.000%, 12/01/39	16,306	17,350
5.000%, 05/01/40	50,610	53,586
5.000%, 07/01/40	33,747	35,898
5.000%, 11/01/40	815,218	867,403
5.000%, 01/01/41	60,590	64,420
5.000%, 02/01/41	47,190	49,557
5.000%, 04/01/41	88,492	93,377
5.000%, 05/01/41	1,909,247	2,031,475
5.000%, 06/01/41	169,348	180,203
5.000%, 07/01/41	1,658,480	1,754,948
5.000%, TBA (a)	6,500,000	6,823,476
6.000%, 04/01/33	65,424	71,964
6.000%, 02/01/34	13,199	14,539
6.000%, 11/01/35	131,474	144,810
6.000%, 08/01/37	291,296	320,868

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.500%, 03/01/26	588	$644
6.500%, 04/01/29	57,703	63,262
7.000%, 11/01/28	1,707	1,766
7.000%, 02/01/29	578	579
7.000%, 01/01/30	2,010	2,040
7.000%, 10/01/37	6,746	7,199
7.000%, 11/01/37	20,216	21,765
7.000%, 12/01/37	20,090	22,644
7.000%, 02/01/38	10,400	10,995
7.000%, 11/01/38	100,944	113,450
7.000%, 02/01/39	904,938	1,018,727
7.500%, 04/01/32	12,525	12,693
8.000%, 05/01/28	1,487	1,608
8.000%, 07/01/32	827	876
Fannie Mae Connecticut Avenue Securities (CMO) 2.896%, 1M LIBOR + 0.68%, 10/25/30 (144A) (b)	5,135,609	5,144,475
3.666%, 1M LIBOR + 1.450%, 01/25/29 (144A) (b)	205,161	206,567
Fannie Mae Interest Strip (CMO) 3.500%, 11/25/41 (c)	2,256,360	443,448
4.000%, 04/25/42 (c)	3,065,349	611,476
4.500%, 11/25/39 (c)	1,588,091	361,570
Fannie Mae Pool 3.500%, 08/01/42	9,673,886	9,546,966
3.500%, 09/01/42	661,487	652,816
3.500%, 10/01/42	4,678,980	4,617,644
4.000%, 10/01/42	2,821,162	2,859,849
4.000%, 11/01/42	1,870,803	1,896,831
4.000%, 07/01/43	60,572	61,416
4.000%, 08/01/43	1,349,749	1,368,484
6.500%, 12/01/27	3,816	3,826
6.500%, 05/01/32	13,368	14,498
Fannie Mae REMIC Trust Whole Loan (CMO) 4.297%, 01/25/43 (b)	270,519	284,231
Fannie Mae REMICS (CMO) Zero Coupon, 03/25/42 (d)	432,143	378,282
3.934%, -1x 1M LIBOR + 6.150%, 03/25/42 (b) (c)	7,029,525	750,188
3.934%, -1x 1M LIBOR + 6.150%, 12/25/42 (b) (c)	789,048	123,888
4.314%, -1x 1M LIBOR + 6.530%, 01/25/41 (144A) (b) (c)	1,111,977	150,945
4.334%, -1x 1M LIBOR + 6.550%, 10/25/41 (144A) (b) (c)	4,327,098	597,672
4.434%, -1x 1M LIBOR + 6.650%, 02/25/41 (b) (c)	544,309	60,631
4.434%, -1x 1M LIBOR + 6.650%, 03/25/42 (b) (c)	1,699,762	192,365
5.500%, 07/25/41	7,516,577	8,095,334
5.500%, 04/25/42	1,780,080	1,914,105
6.000%, 05/25/42	1,081,304	1,173,806
6.500%, 06/25/39	156,425	166,118
6.500%, 07/25/42	2,003,294	2,236,365
9.750%, 11/25/18	1,514	1,513
9.750%, 08/25/19	694	700
Fannie Mae-ACES (CMO) 2.037%, 09/25/26	2,361,086	2,245,058
Freddie Mac 15 Yr. Gold Pool 2.500%, TBA (a)	15,000,000	14,464,967

BHFTII-299

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool 3.000%, 02/01/38	1,923,406	$1,856,744
3.000%, 04/01/38	1,643,952	1,588,287
Freddie Mac 30 Yr. Gold Pool 3.000%, 04/01/47	1,389,320	1,330,642
3.000%, TBA (a)	5,700,000	5,452,740
3.500%, 08/01/48	221,255	217,846
3.500%, 09/01/48	678,744	668,282
3.500%, 10/01/48	17,000,000	16,737,784
4.000%, 07/01/43	4,001,640	4,076,726
4.000%, 08/01/43	3,749,941	3,820,307
4.000%, 07/01/47	7,610,343	7,697,812
4.000%, 12/01/47	842,330	852,233
4.000%, 04/01/48	485,721	490,763
4.000%, 05/01/48	2,539,692	2,566,052
4.000%, TBA (a)	10,900,000	11,005,929
4.500%, 06/01/38	1,415,969	1,468,353
4.500%, 02/01/47	798,417	824,672
4.500%, 03/01/47	61,344	63,361
4.500%, 04/01/47	1,241,907	1,282,746
4.500%, 05/01/47	710,323	733,681
4.500%, 06/01/47	2,235,217	2,308,719
4.500%, 07/01/47	61,231	63,243
4.500%, 06/01/48	17,716,273	18,298,155
5.000%, 08/01/33	18,126	19,234
5.000%, 06/01/41	4,011,539	4,272,476
5.000%, 08/01/48	299,999	316,629
5.000%, 10/01/48	800,000	840,625
5.000%, TBA (a)	4,200,000	4,410,000
6.000%, 10/01/36	737,771	816,720
6.500%, 09/01/39	258,007	288,224
8.000%, 09/01/30	3,290	3,716
Freddie Mac 30 Yr. Non-Gold Pool 8.000%, 07/01/20	2	2
Freddie Mac Gold Pool 3.500%, 10/01/42	1,004,433	993,936
3.500%, 02/01/44	456,399	451,629
4.000%, 04/01/43	1,486,925	1,515,265
4.000%, 08/01/43	874,338	891,170
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 3.291%, 03/25/27	4,670,000	4,552,297
Freddie Mac REMICS (CMO) 4.500%, 04/15/32	290,362	300,771
6.000%, 05/15/36	485,212	529,655
8.500%, 06/15/21	4,074	4,192
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 3.416%, 1M LIBOR + 1.200%, 07/25/29 (b)	5,476,659	5,524,459
4.416%, 1M LIBOR + 2.200%, 09/25/24 (b)	5,893,262	6,070,362
Ginnie Mae I 30 Yr. Pool 5.500%, 06/15/36	413,842	449,592
6.000%, 03/15/33	718,369	788,666
6.500%, 06/15/31	2,803	3,075
6.500%, 08/15/34	182,741	200,495
7.500%, 09/15/29	1,859	2,000
8.500%, 06/15/25	17,826	19,539

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 3.000%, 09/20/47	7,982,704	$7,738,286
3.000%, 11/20/47	19,331,045	18,737,173
3.000%, TBA (a)	30,700,000	29,732,830
3.500%, TBA (a)	15,500,000	15,412,510
4.000%, 09/20/45	1,268,851	1,298,075
4.000%, 11/20/45	9,028,390	9,231,049
4.000%, TBA (a)	2,900,000	2,948,994
4.500%, 01/20/40	623,260	653,399
4.500%, 05/20/40	820,946	860,650
4.500%, 09/20/40	17,203	18,035
4.500%, 01/20/41	135,464	142,022
4.500%, 07/20/41	912,757	956,741
4.500%, 09/20/48	500,000	517,346
4.500%, TBA (a)	13,200,000	13,643,438
5.000%, 07/20/40	625,326	669,366
5.000%, 03/20/48	11,581,677	12,107,563
5.000%, 04/20/48	296,933	310,415
5.000%, 05/20/48	2,237,419	2,340,816
5.000%, 06/20/48	495,551	518,949
5.000%, 07/20/48	99,194	103,861
5.000%, 09/20/48	7,700,000	8,051,606
5.000%, TBA (a)	19,300,000	20,151,591
6.000%, 11/20/34	1,361	1,487
6.000%, 06/20/35	2,141	2,338
6.000%, 07/20/36	122,422	133,827
6.000%, 09/20/36	5,984	6,531
6.000%, 07/20/38	308,517	339,142
6.000%, 09/20/38	808,414	878,333
6.000%, 06/20/39	3,865	4,183
6.000%, 05/20/40	70,672	75,850
6.000%, 06/20/40	210,530	230,004
6.000%, 08/20/40	115,862	125,062
6.000%, 09/20/40	249,855	267,611
6.000%, 10/20/40	165,005	180,166
6.000%, 11/20/40	229,348	246,147
6.000%, 01/20/41	176,227	192,485
6.000%, 03/20/41	851,788	914,185
6.000%, 07/20/41	170,367	182,707
6.000%, 12/20/41	118,292	128,246
6.500%, 10/20/37	265,037	302,218
Government National Mortgage Association (CMO) 0.278%, 02/16/53 (b) (c)	13,013,180	262,292
0.301%, 02/16/48 (b) (c)	5,105,381	121,555
0.349%, 09/16/46 (b) (c)	26,510,581	299,670
0.423%, 05/16/54 (b) (c)	16,790,062	370,333
0.458%, 03/16/49 (b) (c)	8,389,677	125,470
0.523%, 10/16/54 (b) (c)	31,728,369	894,207
0.691%, 03/16/60 (b) (c)	7,355,768	439,435
0.742%, 05/16/54 (b) (c)	16,795,670	652,293
0.768%, 12/16/59 (b) (c)	73,518,490	5,115,299
0.844%, 09/16/55 (b) (c)	18,529,135	985,183
0.954%, 12/16/56 (b) (c)	43,810,445	3,295,842
1.068%, 09/16/44 (b) (c)	14,840,879	725,333
1.147%, 02/16/46 (b) (c)	22,362,322	1,092,612
2.460%, 1M LIBOR + 0.380%, 12/20/60 (b)	15,772,024	15,768,657

BHFTII-300

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association (CMO) 2.480%, 1M LIBOR + 0.400%, 12/20/60 (b)	4,791,747	$4,792,768
2.560%, 1M LIBOR + 0.480%, 03/20/61 (b)	4,258,884	4,267,663
2.580%, 1M LIBOR + 0.500%, 12/20/60 (b)	38,843,764	38,956,201
3.942%, -1x 1M LIBOR + 6.100%, 08/16/42 (b) (c)	1,008,305	147,006
4.335%, -1x 1M LIBOR + 6.500%, 03/20/39 (b) (c)	164,125	6,058
4.485%, -1x 1M LIBOR + 6.650%, 01/20/40 (b) (c)	639,791	57,533

		727,965,049

Federal Agencies—37.4%
Federal Agricultural Mortgage Corp. 2.600%, 03/29/21	20,000,000	19,891,500
Federal Farm Credit Bank 1.250%, 01/17/19	25,000,000	24,916,825
1.750%, 10/26/20	15,000,000	14,670,015
1.900%, 11/27/20	20,000,000	19,600,960
1.950%, 01/10/20	10,000,000	9,904,880
2.240%, 01/06/25	12,305,000	11,508,091
2.240%, 07/06/27	10,000,000	9,062,500
2.300%, 06/11/19	10,000,000	9,985,730
2.550%, 06/11/20	10,000,000	9,956,460
2.750%, 04/25/22	20,000,000	19,854,040
Federal Home Loan Bank 1.375%, 09/28/20 (e)	10,000,000	9,718,070
1.875%, 11/29/21	49,000,000	47,461,890
2.125%, 06/09/23	17,700,000	17,018,461
2.375%, 12/13/19	20,000,000	19,919,760
2.375%, 03/30/20	8,000,000	7,950,632
2.625%, 05/28/20	20,000,000	19,942,900
5.250%, 12/11/20	12,000,000	12,600,444
Federal Home Loan Mortgage Corp. Zero Coupon, 11/29/19	10,200,000	9,869,450
0.875%, 10/12/18	20,000,000	19,992,120
1.125%, 04/15/19	30,000,000	29,787,900
1.500%, 01/17/20	10,000,000	9,843,050
2.750%, 06/19/23	20,000,000	19,749,700
5.000%, 12/14/18	12,741,000	12,811,725
Federal National Mortgage Association Zero Coupon, 10/09/19	50,000,000	48,623,866
2.125%, 04/24/26	10,000,000	9,312,640
2.625%, 09/06/24	22,000,000	21,438,076
Financing Corp. Fico Zero Coupon, 12/27/18	16,254,000	16,160,081
Zero Coupon, 04/05/19	1,245,000	1,229,210
Zero Coupon, 06/06/19	26,414,000	25,967,124
Zero Coupon, 09/26/19	14,535,000	14,180,046
National Archives Facility Trust 8.500%, 09/01/19	878,880	910,335
New Valley Generation II 5.572%, 05/01/20	3,097,560	3,185,935
Overseas Private Investment Corp. Zero Coupon, 07/30/19	20,000,000	21,580,830
Zero Coupon, 11/13/20	3,306,787	3,565,527
Zero Coupon, 07/01/22	6,750,000	6,652,922
Zero Coupon, 07/17/25	7,763,000	7,664,305

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Overseas Private Investment Corp. 2.310%, 11/15/30	7,752,048	$7,291,081
3.330%, 05/15/33	6,532,379	6,415,082
3.490%, 12/20/29	11,007,455	11,098,033
3.540%, 06/15/30	13,823,667	13,987,102
Residual Funding Corp. Principal Strip Zero Coupon, 10/15/19	10,642,000	10,344,581
Zero Coupon, 07/15/20	10,000,000	9,504,889
Zero Coupon, 10/15/20	38,159,000	35,953,531
Zero Coupon, 01/15/21	20,000,000	18,721,379
Zero Coupon, 01/15/30	25,000,000	16,904,277
Zero Coupon, 04/15/30	8,000,000	5,351,226
Tennessee Valley Authority 1.750%, 10/15/18	20,000,000	19,996,160
2.250%, 03/15/20	20,000,000	19,851,700
3.875%, 02/15/21	35,000,000	35,761,040

		777,668,081

U.S. Treasury—17.4%
U.S. Treasury Inflation Indexed Bonds 0.625%, 02/15/43 (f)	3,726,740	3,386,287
1.375%, 02/15/44 (f)	17,408,769	18,649,597
U.S. Treasury Notes 1.375%, 05/31/21	49,000,000	47,131,875
1.500%, 05/31/20	12,000,000	11,749,219
1.875%, 01/31/22	59,000,000	57,077,891
2.000%, 06/30/24	102,000,000	96,756,562
2.000%, 02/15/25	122,000,000	114,908,750
2.750%, 08/31/25 (e)	12,000,000	11,803,594

		361,463,775

Total U.S. Treasury & Government Agencies (Cost $1,909,612,381)		1,867,096,905

Foreign Government—9.2%

Sovereign—9.2%
Colombia Government International Bonds 5.000%, 06/15/45 (e)	37,000,000	36,907,500
5.625%, 02/26/44	4,840,000	5,203,000
Indonesia Government International Bonds 3.750%, 04/25/22 (144A)	410,000	406,654
3.750%, 04/25/22	1,900,000	1,884,496
4.875%, 05/05/21	2,957,000	3,045,210
5.875%, 03/13/20	310,000	321,252
5.875%, 01/15/24 (144A)	1,060,000	1,136,511
Israel Government AID Bonds Zero Coupon, 11/15/18	20,869,000	20,811,899
5.500%, 12/04/23	24,290,000	26,993,728
5.500%, 04/26/24	20,950,000	23,418,808
Panama Government International Bond 4.500%, 05/15/47	3,200,000	3,204,832
Peruvian Government International Bonds 5.625%, 11/18/50 (e)	350,000	415,450
6.550%, 03/14/37	4,210,000	5,315,125

BHFTII-301

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Poland Government International Bond 4.000%, 01/22/24	7,870,000	$8,024,063
Qatar Government International Bond 5.103%, 04/23/48 (144A)	7,300,000	7,592,000
Ukraine Government AID Bonds 1.471%, 09/29/21	20,000,000	19,139,920
1.844%, 05/16/19	25,000,000	24,857,750
Uruguay Government International Bond 5.100%, 06/18/50	3,200,000	3,264,000

Total Foreign Government (Cost $195,142,275)		191,942,198

Corporate Bonds & Notes—8.3%

Chemicals—0.1%
Equate Petrochemical B.V. 4.250%, 11/03/26 (144A)	1,540,000	1,513,050

Diversified Financial Services—3.3%
COP I LLC 3.650%, 12/05/21	4,564,399	4,606,146
Postal Square L.P. 6.500%, 06/15/22	4,959,540	5,153,204
Private Export Funding Corp. 2.250%, 03/15/20	11,950,000	11,850,110
2.300%, 09/15/20	28,000,000	27,629,084
2.650%, 02/16/21 (144A)	20,000,000	19,843,640

		69,082,184

Electric—0.4%
Enel Chile S.A. 4.875%, 06/12/28	4,000,000	4,035,600
Perusahaan Listrik Negara PT 5.450%, 05/21/28 (144A)	4,000,000	4,106,900

		8,142,500

Iron/Steel—0.9%
Vale Overseas, Ltd. 6.250%, 08/10/26	17,875,000	19,589,212

Oil & Gas—0.4%
Ecopetrol S.A. 5.375%, 06/26/26	4,260,000	4,387,800
Petroleos Mexicanos 6.375%, 01/23/45	3,610,000	3,332,030

		7,719,830

Sovereign—3.2%
National Credit Union Administration Guaranteed Notes Trust 3.000%, 06/12/19	19,650,000	19,706,985
3.450%, 06/12/21	45,000,000	45,569,700

		65,276,685

Total Corporate Bonds & Notes (Cost $165,654,426)		171,323,461

Mortgage-Backed Securities—2.4%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—2.4%
Banc of America Funding Corp. 2.215%, 1M LIBOR + 0.150%, 02/27/37 (144A) (b)	7,302,555	$7,082,409
Banc of America Funding Trust 2.448%, COFI + 1.430%, 06/20/35 (b)	204,778	149,540
Banc of America Mortgage Trust 4.289%, 07/25/35 (b)	43,517	40,555
BCAP LLC Trust 2.215%, 1M LIBOR + 0.150%, 11/27/36 (144A) (b)	11,190,572	10,461,574
Citigroup Mortgage Loan Trust 4.820%, 1Y CMT + 2.400%, 10/25/35 (b)	87,450	88,598
Countrywide Alternative Loan Trust 2.365%, 1M LIBOR + 0.200%, 07/20/46 (b)	1,956,075	1,520,321
2.796%, 1M LIBOR + 0.580%, 05/25/34 (b)	729,341	728,472
Countrywide Home Loan Reperforming Loan REMIC Trust 2.636%, 1M LIBOR + 0.420%, 07/25/36 (144A) (b)	486,803	467,062
GMAC Mortgage Corp. Loan Trust 4.289%, 11/19/35 (b)	268,364	260,040
HarborView Mortgage Loan Trust 2.368%, 1M LIBOR + 0.200%, 09/19/46 (b)	244,263	221,749
JPMorgan Mortgage Trust 3.500%, 10/25/48 (144A) (b)	4,077,726	3,988,783
4.021%, 06/25/34 (b)	110,995	111,621
MASTR Adjustable Rate Mortgages Trust 2.416%, 1M LIBOR + 0.200%, 05/25/47 (b)	4,257,463	3,578,471
3.352%, 02/25/34 (b)	146,383	139,616
MASTR Reperforming Loan Trust 2.566%, 1M LIBOR + 0.350%, 05/25/35 (144A) (b)	255,503	207,475
3.868%, 05/25/35 (144A) (b)	3,372,031	2,744,367
7.000%, 08/25/34 (144A)	313,958	315,495
Morgan Stanley Mortgage Loan Trust 2.356%, 1M LIBOR + 0.140%, 06/25/36 (b)	555,751	226,228
3.584%, 07/25/35 (b)	160,955	143,392
New Residential Mortgage Loan Trust 3.250%, 09/25/56 (144A) (b)	3,552,472	3,492,066
4.000%, 02/25/57 (144A) (b)	3,044,896	3,053,821
4.000%, 05/25/57 (144A) (b)	5,353,929	5,379,764
NovaStar Mortgage Funding Trust 2.406%, 1M LIBOR + 0.190%, 09/25/46 (b)	1,450,434	1,335,739
Provident Funding Mortgage Loan Trust 3.642%, 05/25/35 (b)	175,269	175,580
4.214%, 10/25/35 (b)	41,324	40,857
SACO I Trust 8.995%, 06/25/21 (144A) (b)	510,605	505,758
Structured Asset Mortgage Investments Trust 2.396%, 1M LIBOR + 0.180%, 07/25/46 (b)	174,128	162,174
Structured Asset Securities Corp. 2.566%, 1M LIBOR + 0.350%, 04/25/35 (144A) (b)	2,070,843	1,943,836
3.968%, 06/25/35 (144A) (b)	117,391	109,831
WaMu Mortgage Pass-Through Certificates Trust 2.476%, 1M LIBOR + 0.260%, 11/25/45 (b)	20,572	20,698
2.506%, 1M LIBOR + 0.290%, 12/25/45 (b)	97,068	96,867
2.536%, 1M LIBOR + 0.320%, 08/25/45 (b)	118,413	119,611

Total Mortgage-Backed Securities (Cost $49,525,572)		48,912,370

BHFTII-302

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Asset-Backed Securities—1.7%

Security Description	Principal Amount*	Value

Asset-Backed-Automobile—0.2%
Hertz Vehicle Financing II LP 3.290%, 02/25/24 (144A)	4,880,000	$4,746,596

Asset-Backed-Home Equity—0.3%
EMC Mortgage Loan Trust 2.666%, 1M LIBOR + 0.450%, 12/25/42 (144A) (b)	3,600	3,597
Home Equity Mortgage Loan Asset-Backed Trust 2.476%, 1M LIBOR + 0.260%, 06/25/36 (b)	3,728,457	497,588
Morgan Stanley Mortgage Loan Trust 2.306%, 1M LIBOR + 0.090%, 12/25/36 (b)	196,278	124,468
2.516%, 1M LIBOR + 0.300%, 03/25/36 (b)	1,605,669	658,204
New Residential Mortgage Trust 4.000%, 12/25/57 (144A) (b)	4,650,725	4,671,588
Structured Asset Securities Corp. Mortgage Loan Trust 2.436%, 1M LIBOR + 0.220%, 02/25/36 (144A) (b)	4,674,453	247,812

		6,203,257

Asset-Backed-Other—0.7%
Ascentium Equipment Receivables Trust 2.290%, 06/10/21 (144A)	4,000,000	3,957,378
Countrywide Revolving Home Equity Loan Trust 2.298%, 1M LIBOR + 0.140%, 07/15/36 (b)	535,867	508,197
Towd Point Mortgage Trust 2.250%, 04/25/56 (144A) (b)	6,587,325	6,427,593
2.750%, 06/25/57 (144A) (b)	4,368,067	4,245,709

		15,138,877

Asset-Backed-Student Loan—0.5%
National Credit Union Administration Guaranteed Notes Trust 2.483%, 1M LIBOR + 0.350%, 12/07/20 (b)	3,231,258	3,235,071
Nelnet Student Loan Trust 3.961%, 3M LIBOR + 1.650%, 11/25/24 (b)	4,216,988	4,275,455
SLM Student Loan Trust 2.375%, 3M LIBOR + 0.040%, 01/25/19 (b)	1,788,369	1,787,580

		9,298,106

Total Asset-Backed Securities (Cost $41,600,760)		35,386,836

Short-Term Investments—0.6%

Repurchase Agreements—0.6%
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $10,001,867; collateralized by a U.S. Treasury Inflation Index Note at 0.125%, maturing 04/15/19, with a market value of $10,206,775	10,000,000	10,000,000
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/18 at 1.000%, due on 10/01/18 with a maturity value of $2,840,869; collateralized by U.S. Treasury Note at 2.375%, maturing 08/15/24, with a market value of $2,899,212	2,840,632	2,840,632

Total Short-Term Investments (Cost $12,840,632)		12,840,632

Securities Lending Reinvestments (g)—1.2%
Security Description	Principal Amount*	Value

Repurchase Agreements—0.7%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/28/18 at 2.200%, due on 10/01/18 with a maturity value of $416,761; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/25/18 - 02/15/43, and an aggregate market value of $425,019	416,685	$416,685
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $800,149; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 01/15/19 - 02/15/43, and an aggregate market value of $816,000	800,000	800,000
Repurchase Agreement dated 09/28/18 at 2.240%, due on 10/01/18 with a maturity value of $500,093; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.750% - 2.875%, maturity dates ranging from 10/15/20 - 05/15/27, and an aggregate market value of $510,000	500,000	500,000
Deutsche Bank AG, London Repurchase Agreement dated 08/24/18 at 2.560%, due on 10/01/18 with a maturity value of $401,081; collateralized by various Common Stock with an aggregate market value of $445,329	400,000	400,000
Repurchase Agreement dated 01/09/18 at 2.560%, due on 10/01/18 with a maturity value of $1,018,844; collateralized by various Common Stock with an aggregate market value of $1,113,323	1,000,000	1,000,000
ING Bank NV, London Repurchase Agreement dated 08/03/18 at 2.420%, due on 10/01/18 with a maturity value of $401,586; collateralized by various Common Stock with an aggregate market value of $444,498	400,000	400,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/25/18 at 2.470%, due on 10/02/18 with a maturity value of $1,000,480; collateralized by various Common Stock with an aggregate market value of $1,100,214	1,000,000	1,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 11/30/17 at 2.340%, due on 10/01/18 with a maturity value of $815,860; collateralized by various Common Stock with an aggregate market value of $890,124	800,000	800,000
Repurchase Agreement dated 03/16/18 at 2.340%, due on 10/01/18 with a maturity value of $3,038,805; collateralized by various Common Stock with an aggregate market value of $3,337,965	3,000,000	3,000,000
Societe Generale Repurchase Agreement dated 03/28/18 at 2.310%, due on 10/01/18 with a maturity value of $809,599; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $888,519	800,000	800,000

BHFTII-303

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Securities Lending Reinvestments (g)—Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/08/18 at 2.310%, due on 10/01/18 with a maturity value of $607,970; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $666,389	600,000	$600,000
Repurchase Agreement dated 03/21/18 at 2.310%, due on 10/01/18 with a maturity value of $3,037,345; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $3,331,945	3,000,000	3,000,000
Repurchase Agreement dated 03/16/18 at 2.310%, due on 10/01/18 with a maturity value of $1,012,769; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 02/07/19 - 02/15/47, and various Common Stock with an aggregate market value of $1,110,648	1,000,000	1,000,000

		13,716,685

Time Deposits—0.5%
Australia New Zealand Bank 2.170%, 10/01/18	1,000,000	1,000,000
Bank of Montreal (London) 2.200%, 10/02/18	1,000,000	1,000,000
Bred Banque Populaire 2.250%, 10/01/18	1,000,000	1,000,000
Canadian Imperial Bank of Commerce 2.130%, 10/01/18	1,000,000	1,000,000
Cooperative Rabobank UA 2.140%, 10/01/18	400,000	400,000
Cooperative Rabobank UA New York 2.150%, 10/01/18	500,000	500,000
Landesbank Baden-Wuettertemberg 2.180%, 10/01/18	1,000,000	1,000,000
Landesbank Hessen-Thueringen 2.170%, 10/01/18	1,000,000	1,000,000
Mizuho Bank, Ltd., London 2.160%, 10/01/18	1,000,000	1,000,000
National Australia Bank, Ltd. 2.180%, 10/01/18	1,000,000	1,000,000

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
National Bank of Canada 2.150%, 10/01/18	1,000,000	$1,000,000
Skandinaviska Enskilda Banken 2.150%, 10/01/18	1,000,000	1,000,000
Svenska Handelsbanken AB 2.140%, 10/01/18	500,000	500,000

		11,400,000

Total Securities Lending Reinvestments (Cost $25,116,685)		25,116,685

Total Investments—113.3% (Cost $2,399,492,731)		2,352,619,087
Other assets and liabilities (net)—(13.3)%		(276,880,667)

Net Assets—100.0%		$2,075,738,420

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2018. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	Principal only security.
(e)	All or a portion of the security was held on loan. As of September 30, 2018, the market value of securities loaned was $24,366,504 and the collateral received consisted of cash in the amount of $25,116,685. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(f)	Principal amount of security is adjusted for inflation.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2018.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the market value of 144A securities was $104,750,928, which is 5.0% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	12/14/20	667	USD	161,472,363	$(869,688)
U.S. Treasury Note 10 Year Futures	12/19/18	85	USD	10,096,406	(59,393)
U.S. Treasury Note 5 Year Futures	12/31/18	476	USD	53,538,844	(205,638)

Futures Contracts—Short
U.S. Treasury Long Bond Futures	12/19/18	(1,080)	USD	(151,740,000)	4,176,080

Net Unrealized Appreciation					$3,041,361

BHFTII-304

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2018 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(CMT)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(COFI)—	11th District Cost of Funds Index
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,867,096,905	$—	$1,867,096,905
Total Foreign Government*	—	191,942,198	—	191,942,198
Total Corporate Bonds & Notes*	—	171,323,461	—	171,323,461
Total Mortgage-Backed Securities*	—	48,912,370	—	48,912,370
Total Asset-Backed Securities*	—	35,386,836	—	35,386,836
Total Short-Term Investments*	—	12,840,632	—	12,840,632
Total Securities Lending Reinvestments*	—	25,116,685	—	25,116,685
Total Investments	$—	$2,352,619,087	$—	$2,352,619,087

Collateral for Securities Loaned (Liability)	$—	$(25,116,685)	$—	$(25,116,685)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,176,080	$—	$—	$4,176,080
Futures Contracts (Unrealized Depreciation)	(1,134,719)	—	—	(1,134,719)
Total Futures Contracts	$3,041,361	$—	$—	$3,041,361

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-305

Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the “Adviser”) (each as “pricing services”), pursuant to authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust II (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate trachnes, or classes, of securities within each deal. The pricing models for these securities usually consider tranchelevel attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Advisor may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines the NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines the NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For

BHFTII-306

Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other method.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTII-307

Item 2.	Controls and Procedures.

(a)        The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)        There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIGHTHOUSE FUNDS TRUST II

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date:	November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date:	November 21, 2018

By:	/s/ Alan R. Otis
Alan R. Otis
Chief Financial Officer and Treasurer

Date:	November 21, 2018